STATEMENT OF ADDITIONAL INFORMATION

This is the Statement of Additional Information (SAI) for all of the funds listed below (Price Funds). It is divided into two parts (Part I and Part II). Part I primarily contains information that is particular to each fund, while Part II contains information that generally applies to all of the mutual funds sponsored and managed by T. Rowe Price Associates, Inc. (Price Associates or T. Rowe Price).

The date of this Statement of Additional Information is March 1, 2024.

T. ROWE PRICE ALL-CAP OPPORTUNITIES FUND, INC.
T. Rowe Price All-Cap Opportunities Fund	PRWAX
T. Rowe Price All-Cap Opportunities Fund—Advisor Class	PAWAX
T. Rowe Price All-Cap Opportunities Fund—I Class	PNAIX
T. ROWE PRICE BALANCED FUND, INC.
T. Rowe Price Balanced Fund	RPBAX
T. Rowe Price Balanced Fund—I Class	RBAIX
T. ROWE PRICE BLUE CHIP GROWTH FUND, INC.
T. Rowe Price Blue Chip Growth Fund	TRBCX
T. Rowe Price Blue Chip Growth Fund—Advisor Class	PABGX
T. Rowe Price Blue Chip Growth Fund—I Class	TBCIX
T. Rowe Price Blue Chip Growth Fund—R Class	RRBGX
T. Rowe Price Blue Chip Growth Fund—Z Class	TRZBX
T. ROWE PRICE CAPITAL APPRECIATION FUND, INC.

T. Rowe Price Capital Appreciation and Income Fund	PRCFX
T. Rowe Price Capital Appreciation and Income Fund—I Class	PRCHX

T. Rowe Price Capital Appreciation Fund	PRWCX
T. Rowe Price Capital Appreciation Fund—Advisor Class	PACLX
T. Rowe Price Capital Appreciation Fund—I Class	TRAIX

T. ROWE PRICE COMMUNICATIONS & TECHNOLOGY FUND, INC.
T. Rowe Price Communications & Technology Fund	PRMTX
T. Rowe Price Communications & Technology Fund—I Class	TTMIX
T. ROWE PRICE CORPORATE INCOME FUND, INC.
T. Rowe Price Corporate Income Fund	PRPIX
T. Rowe Price Corporate Income Fund—I Class	TICCX
T. Rowe Price Corporate Income Fund—Z Class	TRZCX
T. ROWE PRICE CREDIT OPPORTUNITIES FUND, INC.
T. Rowe Price Credit Opportunities Fund	PRCPX
T. Rowe Price Credit Opportunities Fund—Advisor Class	PAOPX
T. Rowe Price Credit Opportunities Fund—I Class	TCRRX
T. ROWE PRICE DIVERSIFIED MID-CAP GROWTH FUND, INC.
T. Rowe Price Diversified Mid-Cap Growth Fund	PRDMX
T. Rowe Price Diversified Mid-Cap Growth Fund—I Class	RPTTX

C00-042 3/1/2024

T. ROWE PRICE DIVIDEND GROWTH FUND, INC.
T. Rowe Price Dividend Growth Fund	PRDGX
T. Rowe Price Dividend Growth Fund—Advisor Class	TADGX
T. Rowe Price Dividend Growth Fund—I Class	PDGIX
T. Rowe Price Dividend Growth Fund—Z Class	TRZDX
T. ROWE PRICE EQUITY FUNDS, INC.
T. Rowe Price Hedged Equity Fund	PHEFX
T. Rowe Price Hedged Equity Fund—I Class	PHEIX
T. Rowe Price Hedged Equity Fund—Z Class	PZHEX
T. Rowe Price Institutional Large-Cap Core Growth Fund	TPLGX
T. Rowe Price Institutional Mid-Cap Equity Growth Fund	PMEGX
T. Rowe Price Institutional Small-Cap Stock Fund	TRSSX
T. Rowe Price Large-Cap Growth Fund	TRGOX
T. Rowe Price Large-Cap Growth Fund—I Class	TRLGX
T. Rowe Price Large-Cap Value Fund	TRLUX
T. Rowe Price Large-Cap Value Fund—I Class	TILCX
T. ROWE PRICE EQUITY INCOME FUND, INC.
T. Rowe Price Equity Income Fund	PRFDX
T. Rowe Price Equity Income Fund—Advisor Class	PAFDX
T. Rowe Price Equity Income Fund—I Class	REIPX
T. Rowe Price Equity Income Fund—R Class	RRFDX
T. Rowe Price Equity Income Fund—Z Class	TRZQX
T. ROWE PRICE FINANCIAL SERVICES FUND, INC.
T. Rowe Price Financial Services Fund	PRISX
T. Rowe Price Financial Services Fund—I Class	TFIFX
T. ROWE PRICE FLOATING RATE FUND, INC.
T. Rowe Price Floating Rate Fund	PRFRX
T. Rowe Price Floating Rate Fund—Advisor Class	PAFRX
T. Rowe Price Floating Rate Fund—I Class	TFAIX
T. Rowe Price Floating Rate Fund—Z Class	TRIZX
T. ROWE PRICE GLOBAL ALLOCATION FUND, INC.
T. Rowe Price Global Allocation Fund	RPGAX
T. Rowe Price Global Allocation Fund—Advisor Class	PAFGX
T. Rowe Price Global Allocation Fund—I Class	TGAFX
T. ROWE PRICE GLOBAL FUNDS, INC.
T. Rowe Price Global Value Equity Fund	TRGVX
T. Rowe Price Global Value Equity Fund—I Class	PRIGX
T. Rowe Price Institutional Emerging Markets Bond Fund	TREBX
T. Rowe Price Institutional Emerging Markets Equity Fund	IEMFX
T. Rowe Price Institutional International Disciplined Equity Fund	RPICX
T. ROWE PRICE GLOBAL MULTI-SECTOR BOND FUND, INC.
T. Rowe Price Global Multi-Sector Bond Fund	PRSNX
T. Rowe Price Global Multi-Sector Bond Fund—Advisor Class	PRSAX
T. Rowe Price Global Multi-Sector Bond Fund—I Class	PGMSX

T. ROWE PRICE GLOBAL REAL ESTATE FUND, INC.
T. Rowe Price Global Real Estate Fund	TRGRX
T. Rowe Price Global Real Estate Fund—Advisor Class	PAGEX
T. Rowe Price Global Real Estate Fund—I Class	TIRGX
T. ROWE PRICE GLOBAL TECHNOLOGY FUND, INC.
T. Rowe Price Global Technology Fund	PRGTX
T. Rowe Price Global Technology Fund—I Class	PGTIX
T. ROWE PRICE GNMA FUND, INC.
T. Rowe Price GNMA Fund	PRGMX
T. Rowe Price GNMA Fund—I Class	PRXAX
T. Rowe Price GNMA Fund—Z Class	TRZGX
T. ROWE PRICE GOVERNMENT MONEY FUND, INC.
T. Rowe Price Government Money Fund	PRRXX
T. Rowe Price Government Money Fund—I Class	TTGXX
T. ROWE PRICE GROWTH STOCK FUND, INC.
T. Rowe Price Growth Stock Fund	PRGFX
T. Rowe Price Growth Stock Fund—Advisor Class	TRSAX
T. Rowe Price Growth Stock Fund—I Class	PRUFX
T. Rowe Price Growth Stock Fund—R Class	RRGSX
T. Rowe Price Growth Stock Fund—Z Class	TRJZX
T. ROWE PRICE HEALTH SCIENCES FUND, INC.
T. Rowe Price Health Sciences Fund	PRHSX
T. Rowe Price Health Sciences Fund—I Class	THISX
T. ROWE PRICE HIGH YIELD FUND, INC.
T. Rowe Price High Yield Fund	PRHYX
T. Rowe Price High Yield Fund—Advisor Class	PAHIX
T. Rowe Price High Yield Fund—I Class	PRHIX
T. Rowe Price High Yield Fund—Z Class	TRKZX
T. Rowe Price U.S. High Yield Fund	TUHYX
T. Rowe Price U.S. High Yield Fund—Advisor Class	TUHAX
T. Rowe Price U.S. High Yield Fund—I Class	TUHIX
T. ROWE PRICE INDEX TRUST, INC.
T. Rowe Price Equity Index 500 Fund	PREIX
T. Rowe Price Equity Index 500 Fund—I Class	PRUIX
T. Rowe Price Equity Index 500 Fund—Z Class	TRHZX
T. Rowe Price Extended Equity Market Index Fund	PEXMX
T. Rowe Price Mid-Cap Index Fund	TRMNX
T. Rowe Price Mid-Cap Index Fund—I Class	TRMSX
T. Rowe Price Mid-Cap Index Fund—Z Class	TRSZX
T. Rowe Price Small-Cap Index Fund	TRSYX
T. Rowe Price Small-Cap Index Fund—I Class	TRCSX
T. Rowe Price Small-Cap Index Fund—Z Class	TRZIX
T. Rowe Price Total Equity Market Index Fund	POMIX

T. Rowe Price U.S. Limited Duration TIPS Index Fund	TLDTX
T. Rowe Price U.S. Limited Duration TIPS Index Fund—I Class	TLDUX
T. Rowe Price U.S. Limited Duration TIPS Index Fund—Z Class	TLDZX
T. ROWE PRICE INFLATION PROTECTED BOND FUND, INC.
T. Rowe Price Inflation Protected Bond Fund	PRIPX
T. Rowe Price Inflation Protected Bond Fund—I Class	TIIPX
T. Rowe Price Inflation Protected Bond Fund—Z Class	TRZHX
T. ROWE PRICE INSTITUTIONAL INCOME FUNDS, INC.
T. Rowe Price Institutional Floating Rate Fund	RPIFX
T. Rowe Price Institutional Floating Rate Fund—F Class	PFFRX
T. Rowe Price Institutional Floating Rate Fund—Z Class	TRAZX
T. Rowe Price Institutional High Yield Fund	TRHYX
T. Rowe Price Institutional Long Duration Credit Fund	RPLCX
T. ROWE PRICE INTEGRATED EQUITY FUNDS, INC. (formerly T. ROWE PRICE QUANTITATIVE MANAGEMENT FUNDS, INC.)
T. Rowe Price Integrated Global Equity Fund (formerly T. Rowe Price QM Global Equity Fund)	TQGEX
T. Rowe Price Integrated Global Equity Fund—I Class (formerly T. Rowe Price QM Global Equity Fund—I Class)	TQGIX
T. Rowe Price Integrated U.S. Large-Cap Value Equity Fund (formerly T. Rowe Price QM U.S. Value Equity Fund)	TQMVX
T. Rowe Price Integrated U.S. Large-Cap Value Equity Fund—Advisor Class (formerly T. Rowe Price QM U.S. Value Equity Fund—Advisor Class)	TQVAX
T. Rowe Price Integrated U.S. Large-Cap Value Equity Fund—I Class (formerly T. Rowe Price QM U.S. Value Equity Fund—I Class)	TQVIX
T. Rowe Price Integrated U.S. Small-Cap Growth Equity Fund (formerly T. Rowe Price QM U.S. Small-Cap Growth Equity Fund)	PRDSX
T. Rowe Price Integrated U.S. Small-Cap Growth Equity Fund—Advisor Class (formerly T. Rowe Price QM U.S. Small-Cap Growth Equity Fund—Advisor Class)	TQAAX
T. Rowe Price Integrated U.S. Small-Cap Growth Equity Fund—I Class (formerly T. Rowe Price QM U.S. Small-Cap Growth Equity Fund—I Class)	TQAIX
T. Rowe Price Integrated U.S. Small-Mid Cap Core Equity Fund (formerly T. Rowe Price QM U.S. Small & Mid-Cap Core Equity Fund)	TQSMX
T. Rowe Price Integrated U.S. Small-Mid Cap Core Equity Fund—Advisor Class (formerly T. Rowe Price QM U.S. Small & Mid-Cap Core Equity Fund—Advisor Class)	TQSAX
T. Rowe Price Integrated U.S. Small-Mid Cap Core Equity Fund—I Class (formerly T. Rowe Price QM U.S. Small & Mid-Cap Core Equity Fund—I Class)	TQSIX
T. ROWE PRICE INTERMEDIATE TAX-FREE HIGH YIELD FUND, INC.
T. Rowe Price Intermediate Tax-Free High Yield Fund	PRIHX
T. Rowe Price Intermediate Tax-Free High Yield Fund—I Class	TFHAX
T. ROWE PRICE INTERNATIONAL FUNDS, INC.
T. Rowe Price Africa & Middle East Fund	TRAMX
T. Rowe Price Africa & Middle East Fund—I Class	PRAMX
T. Rowe Price Africa & Middle East Fund—Z Class	TRZMX
T. Rowe Price Asia Opportunities Fund	TRAOX
T. Rowe Price Asia Opportunities Fund—Advisor Class	PAAOX
T. Rowe Price Asia Opportunities Fund—I Class	TRASX
T. Rowe Price China Evolution Equity Fund	TCELX
T. Rowe Price China Evolution Equity Fund—I Class	TRCLX
T. Rowe Price Dynamic Credit Fund	RPIDX

T. Rowe Price Dynamic Credit Fund—I Class	RPELX
T. Rowe Price Dynamic Credit Fund—Z Class	TRCDX
T. Rowe Price Dynamic Global Bond Fund	RPIEX
T. Rowe Price Dynamic Global Bond Fund—Advisor Class	PAIEX
T. Rowe Price Dynamic Global Bond Fund—I Class	RPEIX
T. Rowe Price Dynamic Global Bond Fund—Z Class	TRDZX
T. Rowe Price Emerging Europe Fund	TREMX
T. Rowe Price Emerging Europe Fund—I Class	TTEEX
T. Rowe Price Emerging Europe Fund—Z Class	TRZEX
T. Rowe Price Emerging Markets Bond Fund	PREMX
T. Rowe Price Emerging Markets Bond Fund—Advisor Class	PAIKX
T. Rowe Price Emerging Markets Bond Fund—I Class	PRXIX
T. Rowe Price Emerging Markets Bond Fund—Z Class	TREZX
T. Rowe Price Emerging Markets Corporate Bond Fund	TRECX
T. Rowe Price Emerging Markets Corporate Bond Fund—Advisor Class	PACEX
T. Rowe Price Emerging Markets Corporate Bond Fund—I Class	TECIX
T. Rowe Price Emerging Markets Discovery Stock Fund	PRIJX
T. Rowe Price Emerging Markets Discovery Stock Fund—Advisor Class	PAIJX
T. Rowe Price Emerging Markets Discovery Stock Fund—I Class	REVIX
T. Rowe Price Emerging Markets Discovery Stock Fund—Z Class	TRFZX
T. Rowe Price Emerging Markets Local Currency Bond Fund	PRELX
T. Rowe Price Emerging Markets Local Currency Bond Fund—Advisor Class	PAELX
T. Rowe Price Emerging Markets Local Currency Bond Fund—I Class	TEIMX
T. Rowe Price Emerging Markets Local Currency Bond Fund—Z Class	TRZFX
T. Rowe Price Emerging Markets Stock Fund	PRMSX
T. Rowe Price Emerging Markets Stock Fund—I Class	PRZIX
T. Rowe Price Emerging Markets Stock Fund—Z Class	TRGZX
T. Rowe Price European Stock Fund	PRESX
T. Rowe Price European Stock Fund—I Class	TEUIX
T. Rowe Price European Stock Fund—Z Class	TRZPX
T. Rowe Price Global Consumer Fund	PGLOX
T. Rowe Price Global Growth Stock Fund	RPGEX
T. Rowe Price Global Growth Stock Fund—Advisor Class	PAGLX
T. Rowe Price Global Growth Stock Fund—I Class	RGGIX
T. Rowe Price Global High Income Bond Fund	RPIHX
T. Rowe Price Global High Income Bond Fund—Advisor Class	PAIHX
T. Rowe Price Global High Income Bond Fund—I Class	RPOIX
T. Rowe Price Global Impact Equity Fund	TGPEX
T. Rowe Price Global Impact Equity Fund—I Class	TGBLX
T. Rowe Price Global Industrials Fund	RPGIX
T. Rowe Price Global Industrials Fund—I Class	TRGAX
T. Rowe Price Global Stock Fund	PRGSX
T. Rowe Price Global Stock Fund—Advisor Class	PAGSX
T. Rowe Price Global Stock Fund—I Class	TRGLX

T. Rowe Price International Bond Fund	RPIBX
T. Rowe Price International Bond Fund—Advisor Class	PAIBX
T. Rowe Price International Bond Fund—I Class	RPISX
T. Rowe Price International Bond Fund—Z Class	TRLZX
T. Rowe Price International Bond Fund (USD Hedged)	TNIBX
T. Rowe Price International Bond Fund (USD Hedged)—Advisor Class	TTABX
T. Rowe Price International Bond Fund (USD Hedged)—I Class	TNBMX
T. Rowe Price International Bond Fund (USD Hedged)—Z Class	TRMZX
T. Rowe Price International Disciplined Equity Fund	PRCNX
T. Rowe Price International Disciplined Equity Fund—Advisor Class	PRNCX
T. Rowe Price International Disciplined Equity Fund—I Class	RICIX
T. Rowe Price International Discovery Fund	PRIDX
T. Rowe Price International Discovery Fund—I Class	TIDDX
T. Rowe Price International Discovery Fund—Z Class	TRZKX
T. Rowe Price International Stock Fund	PRITX
T. Rowe Price International Stock Fund—Advisor Class	PAITX
T. Rowe Price International Stock Fund—I Class	PRIUX
T. Rowe Price International Stock Fund—R Class	RRITX
T. Rowe Price International Stock Fund—Z Class	TRNZX
T. Rowe Price International Value Equity Fund	TRIGX
T. Rowe Price International Value Equity Fund—Advisor Class	PAIGX
T. Rowe Price International Value Equity Fund—I Class	TRTIX
T. Rowe Price International Value Equity Fund—R Class	RRIGX
T. Rowe Price International Value Equity Fund—Z Class	TROZX
T. Rowe Price Japan Fund	PRJPX
T. Rowe Price Japan Fund—I Class	RJAIX
T. Rowe Price Japan Fund—Z Class	TRZJX
T. Rowe Price Latin America Fund	PRLAX
T. Rowe Price Latin America Fund—I Class	RLAIX
T. Rowe Price Latin America Fund—Z Class	TRZYX
T. Rowe Price New Asia Fund	PRASX
T. Rowe Price New Asia Fund—I Class	PNSIX
T. Rowe Price New Asia Fund—Z Class	TRZNX
T. Rowe Price Overseas Stock Fund	TROSX
T. Rowe Price Overseas Stock Fund—Advisor Class	PAEIX
T. Rowe Price Overseas Stock Fund—I Class	TROIX
T. Rowe Price Overseas Stock Fund—Z Class	TRZSX
T. ROWE PRICE INTERNATIONAL INDEX FUND, INC.
T. Rowe Price International Equity Index Fund	PIEQX
T. Rowe Price International Equity Index Fund—Z Class	TLIEX
T. ROWE PRICE LIMITED DURATION INFLATION FOCUSED BOND FUND, INC.
T. Rowe Price Limited Duration Inflation Focused Bond Fund	TRBFX
T. Rowe Price Limited Duration Inflation Focused Bond Fund—I Class	TRLDX
T. Rowe Price Limited Duration Inflation Focused Bond Fund—Z Class	TRPZX

T. ROWE PRICE MID-CAP GROWTH FUND, INC.
T. Rowe Price Mid-Cap Growth Fund	RPMGX
T. Rowe Price Mid-Cap Growth Fund—Advisor Class	PAMCX
T. Rowe Price Mid-Cap Growth Fund—I Class	RPTIX
T. Rowe Price Mid-Cap Growth Fund—R Class	RRMGX
T. Rowe Price Mid-Cap Growth Fund—Z Class	TRQZX
T. ROWE PRICE MID-CAP VALUE FUND, INC.
T. Rowe Price Mid-Cap Value Fund	TRMCX
T. Rowe Price Mid-Cap Value Fund—Advisor Class	TAMVX
T. Rowe Price Mid-Cap Value Fund—I Class	TRMIX
T. Rowe Price Mid-Cap Value Fund—R Class	RRMVX
T. Rowe Price Mid-Cap Value Fund—Z Class	TRTZX
T. ROWE PRICE MULTI-SECTOR ACCOUNT PORTFOLIOS, INC.

T. Rowe Price Floating Rate Multi-Sector Account Portfolio	—

T. Rowe Price Mortgage-Backed Securities Multi-Sector Account Portfolio	—
T. ROWE PRICE MULTI-STRATEGY TOTAL RETURN FUND, INC.
T. Rowe Price Multi-Strategy Total Return Fund	TMSRX
T. Rowe Price Multi-Strategy Total Return Fund—I Class	TMSSX
T. ROWE PRICE NEW ERA FUND, INC.
T. Rowe Price New Era Fund	PRNEX
T. Rowe Price New Era Fund—I Class	TRNEX
T. ROWE PRICE NEW HORIZONS FUND, INC.
T. Rowe Price New Horizons Fund	PRNHX
T. Rowe Price New Horizons Fund—I Class	PRJIX
T. Rowe Price New Horizons Fund—Z Class	TRUZX
T. ROWE PRICE NEW INCOME FUND, INC.
T. Rowe Price New Income Fund	PRCIX
T. Rowe Price New Income Fund—Advisor Class	PANIX
T. Rowe Price New Income Fund—I Class	PRXEX
T. Rowe Price New Income Fund—R Class	RRNIX
T. Rowe Price New Income Fund—Z Class	TRVZX
T. ROWE PRICE QM U.S. BOND INDEX FUND, INC.
T. Rowe Price QM U.S. Bond Index Fund	PBDIX
T. Rowe Price QM U.S. Bond Index Fund—I Class	TSBLX
T. Rowe Price QM U.S. Bond Index Fund—Z Class	TSBZX
T. ROWE PRICE REAL ASSETS FUND, INC.
T. Rowe Price Real Assets Fund	PRAFX
T. Rowe Price Real Assets Fund—I Class	PRIKX
T. Rowe Price Real Assets Fund—Z Class	TRZRX
T. ROWE PRICE REAL ESTATE FUND, INC.
T. Rowe Price Real Estate Fund	TRREX
T. Rowe Price Real Estate Fund—Advisor Class	PAREX
T. Rowe Price Real Estate Fund—I Class	TIRRX

T. ROWE PRICE RESERVE INVESTMENT FUNDS, INC. (TRP RESERVE FUNDS)
T. Rowe Price Government Reserve Fund	—
T. Rowe Price Transition Fund	TTNFX
T. Rowe Price Treasury Reserve Fund	—
T. ROWE PRICE RETIREMENT FUNDS, INC. (RETIREMENT FUNDS)
T. Rowe Price Retirement 2005 Fund	TRRFX
T. Rowe Price Retirement 2005 Fund—Advisor Class	PARGX
T. Rowe Price Retirement 2005 Fund—I Class	TRAJX
T. Rowe Price Retirement 2005 Fund—R Class	RRTLX
T. Rowe Price Retirement 2010 Fund	TRRAX
T. Rowe Price Retirement 2010 Fund—Advisor Class	PARAX
T. Rowe Price Retirement 2010 Fund—I Class	TRPUX
T. Rowe Price Retirement 2010 Fund—R Class	RRTAX
T. Rowe Price Retirement 2015 Fund	TRRGX
T. Rowe Price Retirement 2015 Fund—Advisor Class	PARHX
T. Rowe Price Retirement 2015 Fund—I Class	TRUBX
T. Rowe Price Retirement 2015 Fund—R Class	RRTMX
T. Rowe Price Retirement 2020 Fund	TRRBX
T. Rowe Price Retirement 2020 Fund—Advisor Class	PARBX
T. Rowe Price Retirement 2020 Fund—I Class	TRDBX
T. Rowe Price Retirement 2020 Fund—R Class	RRTBX
T. Rowe Price Retirement 2025 Fund	TRRHX
T. Rowe Price Retirement 2025 Fund—Advisor Class	PARJX
T. Rowe Price Retirement 2025 Fund—I Class	TREHX
T. Rowe Price Retirement 2025 Fund—R Class	RRTNX
T. Rowe Price Retirement 2030 Fund	TRRCX
T. Rowe Price Retirement 2030 Fund—Advisor Class	PARCX
T. Rowe Price Retirement 2030 Fund—I Class	TRFHX
T. Rowe Price Retirement 2030 Fund—R Class	RRTCX
T. Rowe Price Retirement 2035 Fund	TRRJX
T. Rowe Price Retirement 2035 Fund—Advisor Class	PARKX
T. Rowe Price Retirement 2035 Fund—I Class	TRFJX
T. Rowe Price Retirement 2035 Fund—R Class	RRTPX
T. Rowe Price Retirement 2040 Fund	TRRDX
T. Rowe Price Retirement 2040 Fund—Advisor Class	PARDX
T. Rowe Price Retirement 2040 Fund—I Class	TRHDX
T. Rowe Price Retirement 2040 Fund—R Class	RRTDX
T. Rowe Price Retirement 2045 Fund	TRRKX
T. Rowe Price Retirement 2045 Fund—Advisor Class	PARLX
T. Rowe Price Retirement 2045 Fund—I Class	TRIKX
T. Rowe Price Retirement 2045 Fund—R Class	RRTRX
T. Rowe Price Retirement 2050 Fund	TRRMX
T. Rowe Price Retirement 2050 Fund—Advisor Class	PARFX
T. Rowe Price Retirement 2050 Fund—I Class	TRJLX

T. Rowe Price Retirement 2050 Fund—R Class	RRTFX
T. Rowe Price Retirement 2055 Fund	TRRNX
T. Rowe Price Retirement 2055 Fund—Advisor Class	PAROX
T. Rowe Price Retirement 2055 Fund—I Class	TRJMX
T. Rowe Price Retirement 2055 Fund—R Class	RRTVX
T. Rowe Price Retirement 2060 Fund	TRRLX
T. Rowe Price Retirement 2060 Fund—Advisor Class	TRRYX
T. Rowe Price Retirement 2060 Fund—I Class	TRLNX
T. Rowe Price Retirement 2060 Fund—R Class	TRRZX
T. Rowe Price Retirement 2065 Fund	TRSJX
T. Rowe Price Retirement 2065 Fund—Advisor Class	PASUX
T. Rowe Price Retirement 2065 Fund—I Class	TRMOX
T. Rowe Price Retirement 2065 Fund—R Class	RRSUX
T. Rowe Price Retirement Balanced Fund	TRRIX
T. Rowe Price Retirement Balanced Fund—Advisor Class	PARIX
T. Rowe Price Retirement Balanced Fund—I Class	TRJWX
T. Rowe Price Retirement Balanced Fund—R Class	RRTIX
T. Rowe Price Retirement Blend 2005 Fund	TBLPX
T. Rowe Price Retirement Blend 2005 Fund—I Class	TBLAX
T. Rowe Price Retirement Blend 2010 Fund	TBLQX
T. Rowe Price Retirement Blend 2010 Fund—I Class	TBLBX
T. Rowe Price Retirement Blend 2015 Fund	TBLSX
T. Rowe Price Retirement Blend 2015 Fund—I Class	TBLCX
T. Rowe Price Retirement Blend 2020 Fund	TSBAX
T. Rowe Price Retirement Blend 2020 Fund—I Class	TBLDX
T. Rowe Price Retirement Blend 2025 Fund	TBLVX
T. Rowe Price Retirement Blend 2025 Fund—I Class	TBLEX
T. Rowe Price Retirement Blend 2030 Fund	TBLWX
T. Rowe Price Retirement Blend 2030 Fund—I Class	TBLGX
T. Rowe Price Retirement Blend 2035 Fund	TBLYX
T. Rowe Price Retirement Blend 2035 Fund—I Class	TBLHX
T. Rowe Price Retirement Blend 2040 Fund	TRBLX
T. Rowe Price Retirement Blend 2040 Fund—I Class	TBLJX
T. Rowe Price Retirement Blend 2045 Fund	TRBQX
T. Rowe Price Retirement Blend 2045 Fund—I Class	TBLKX
T. Rowe Price Retirement Blend 2050 Fund	TRBSX
T. Rowe Price Retirement Blend 2050 Fund—I Class	TBLLX
T. Rowe Price Retirement Blend 2055 Fund	TRBOX
T. Rowe Price Retirement Blend 2055 Fund—I Class	TBLMX
T. Rowe Price Retirement Blend 2060 Fund	TRBNX
T. Rowe Price Retirement Blend 2060 Fund—I Class	TBLNX
T. Rowe Price Retirement Blend 2065 Fund	TRBPX
T. Rowe Price Retirement Blend 2065 Fund—I Class	TBLOX

T. Rowe Price Retirement Income 2020 Fund	TRLAX

T. Rowe Price Retirement Income 2020 Fund—I Class	TRABX
T. Rowe Price Retirement Income 2025 Fund	TRAVX
T. Rowe Price Retirement Income 2025 Fund—I Class	TRATX
T. Rowe Price Target 2005 Fund	TRARX
T. Rowe Price Target 2005 Fund—Advisor Class	PANRX
T. Rowe Price Target 2005 Fund—I Class	TFRRX
T. Rowe Price Target 2010 Fund	TRROX
T. Rowe Price Target 2010 Fund—Advisor Class	PAERX
T. Rowe Price Target 2010 Fund—I Class	TORFX
T. Rowe Price Target 2015 Fund	TRRTX
T. Rowe Price Target 2015 Fund—Advisor Class	PAHRX
T. Rowe Price Target 2015 Fund—I Class	TTRTX
T. Rowe Price Target 2020 Fund	TRRUX
T. Rowe Price Target 2020 Fund—Advisor Class	PAIRX
T. Rowe Price Target 2020 Fund—I Class	TTURX
T. Rowe Price Target 2025 Fund	TRRVX
T. Rowe Price Target 2025 Fund—Advisor Class	PAJRX
T. Rowe Price Target 2025 Fund—I Class	TRVVX
T. Rowe Price Target 2030 Fund	TRRWX
T. Rowe Price Target 2030 Fund—Advisor Class	PAKRX
T. Rowe Price Target 2030 Fund—I Class	TWRRX
T. Rowe Price Target 2035 Fund	RPGRX
T. Rowe Price Target 2035 Fund—Advisor Class	PATVX
T. Rowe Price Target 2035 Fund—I Class	TPGPX
T. Rowe Price Target 2040 Fund	TRHRX
T. Rowe Price Target 2040 Fund—Advisor Class	PAHHX
T. Rowe Price Target 2040 Fund—I Class	TRXRX
T. Rowe Price Target 2045 Fund	RPTFX
T. Rowe Price Target 2045 Fund—Advisor Class	PAFFX
T. Rowe Price Target 2045 Fund—I Class	TRFWX
T. Rowe Price Target 2050 Fund	TRFOX
T. Rowe Price Target 2050 Fund—Advisor Class	PAOFX
T. Rowe Price Target 2050 Fund—I Class	TOORX
T. Rowe Price Target 2055 Fund	TRFFX
T. Rowe Price Target 2055 Fund—Advisor Class	PAFTX
T. Rowe Price Target 2055 Fund—I Class	TRPPX
T. Rowe Price Target 2060 Fund	TRTFX
T. Rowe Price Target 2060 Fund—Advisor Class	TRTGX
T. Rowe Price Target 2060 Fund—I Class	TTOIX
T. Rowe Price Target 2065 Fund	PRSLX
T. Rowe Price Target 2065 Fund—Advisor Class	PAZLX
T. Rowe Price Target 2065 Fund—I Class	RPFDX

T. ROWE PRICE SCIENCE & TECHNOLOGY FUND, INC.
T. Rowe Price Science & Technology Fund	PRSCX
T. Rowe Price Science & Technology Fund—Advisor Class	PASTX
T. Rowe Price Science & Technology Fund—I Class	TSNIX
T. ROWE PRICE SHORT-TERM BOND FUND, INC.
T. Rowe Price Short Duration Income Fund	TSDLX
T. Rowe Price Short Duration Income Fund—I Class	TSIDX
T. Rowe Price Short-Term Bond Fund	PRWBX
T. Rowe Price Short-Term Bond Fund—Advisor Class	PASHX
T. Rowe Price Short-Term Bond Fund—I Class	TBSIX
T. Rowe Price Short-Term Bond Fund—Z Class	TRZOX
T. Rowe Price Ultra Short-Term Bond Fund	TRBUX
T. Rowe Price Ultra Short-Term Bond Fund—I Class	TRSTX
T. Rowe Price Ultra Short-Term Bond Fund—Z Class	TRZWX
T. ROWE PRICE SMALL-CAP STOCK FUND, INC.
T. Rowe Price Small-Cap Stock Fund	OTCFX
T. Rowe Price Small-Cap Stock Fund—Advisor Class	PASSX
T. Rowe Price Small-Cap Stock Fund—I Class	OTIIX
T. Rowe Price Small-Cap Stock Fund—Z Class	TRZZX
T. ROWE PRICE SMALL-CAP VALUE FUND, INC.
T. Rowe Price Small-Cap Value Fund	PRSVX
T. Rowe Price Small-Cap Value Fund—Advisor Class	PASVX
T. Rowe Price Small-Cap Value Fund—I Class	PRVIX
T. Rowe Price Small-Cap Value Fund—Z Class	TRZVX
T. ROWE PRICE SPECTRUM FUND, INC. (SPECTRUM FUNDS)
T. Rowe Price Spectrum Diversified Equity Fund	PRSGX
T. Rowe Price Spectrum Diversified Equity Fund—I Class	TSVPX
T. Rowe Price Spectrum Income Fund	RPSIX
T. Rowe Price Spectrum Income Fund—I Class	TSPNX
T. Rowe Price Spectrum International Equity Fund	PSILX
T. Rowe Price Spectrum International Equity Fund—I Class	TSINX
T. ROWE PRICE SPECTRUM FUNDS II, INC. (SPECTRUM FUNDS II)
T. Rowe Price Spectrum Conservative Allocation Fund	PRSIX
T. Rowe Price Spectrum Conservative Allocation Fund—I Class	PPIPX
T. Rowe Price Spectrum Moderate Allocation Fund	TRPBX
T. Rowe Price Spectrum Moderate Allocation Fund—I Class	TPPAX
T. Rowe Price Spectrum Moderate Growth Allocation Fund	TRSGX
T. Rowe Price Spectrum Moderate Growth Allocation Fund—I Class	TGIPX
T. ROWE PRICE STATE TAX-FREE FUNDS, INC.
T. Rowe Price California Tax-Free Bond Fund	PRXCX
T. Rowe Price California Tax-Free Bond Fund—I Class	TCFEX
T. Rowe Price Georgia Tax-Free Bond Fund	GTFBX
T. Rowe Price Georgia Tax-Free Bond Fund—I Class	TBGAX
T. Rowe Price Maryland Short-Term Tax-Free Bond Fund	PRMDX

T. Rowe Price Maryland Short-Term Tax-Free Bond Fund—I Class	TRMUX
T. Rowe Price Maryland Tax-Free Bond Fund	MDXBX
T. Rowe Price Maryland Tax-Free Bond Fund—I Class	TFBIX
T. Rowe Price Maryland Tax-Free Money Fund	TMDXX
T. Rowe Price Maryland Tax-Free Money Fund—I Class	TWNXX
T. Rowe Price New Jersey Tax-Free Bond Fund	NJTFX
T. Rowe Price New Jersey Tax-Free Bond Fund—I Class	TRJIX
T. Rowe Price New York Tax-Free Bond Fund	PRNYX
T. Rowe Price New York Tax-Free Bond Fund—I Class	TRYIX
T. Rowe Price Virginia Tax-Free Bond Fund	PRVAX
T. Rowe Price Virginia Tax-Free Bond Fund—I Class	TFBVX
T. ROWE PRICE SUMMIT FUNDS, INC. (SUMMIT INCOME FUNDS)
T. Rowe Price Cash Reserves Fund	TSCXX
T. ROWE PRICE SUMMIT MUNICIPAL FUNDS, INC. (SUMMIT MUNICIPAL FUNDS)
T. Rowe Price Summit Municipal Income Fund	PRINX
T. Rowe Price Summit Municipal Income Fund—Advisor Class	PAIMX
T. Rowe Price Summit Municipal Income Fund—I Class	PRIMX
T. Rowe Price Summit Municipal Intermediate Fund	PRSMX
T. Rowe Price Summit Municipal Intermediate Fund—Advisor Class	PAIFX
T. Rowe Price Summit Municipal Intermediate Fund—I Class	PRTMX
T. ROWE PRICE TAX-EFFICIENT FUNDS, INC. (TAX-EFFICIENT FUNDS)
T. Rowe Price Tax-Efficient Equity Fund	PREFX
T. Rowe Price Tax-Efficient Equity Fund—I Class	TEEFX
T. ROWE PRICE TAX-EXEMPT MONEY FUND, INC.
T. Rowe Price Tax-Exempt Money Fund	PTEXX
T. Rowe Price Tax-Exempt Money Fund—I Class	TERXX
T. ROWE PRICE TAX-FREE HIGH YIELD FUND, INC.
T. Rowe Price Tax-Free High Yield Fund	PRFHX
T. Rowe Price Tax-Free High Yield Fund—Advisor Class	PATFX
T. Rowe Price Tax-Free High Yield Fund—I Class	PTYIX
T. ROWE PRICE TAX-FREE INCOME FUND, INC.
T. Rowe Price Tax-Free Income Fund	PRTAX
T. Rowe Price Tax-Free Income Fund—Advisor Class	PATAX
T. Rowe Price Tax-Free Income Fund—I Class	TFILX
T. ROWE PRICE TAX-FREE SHORT-INTERMEDIATE FUND, INC.
T. Rowe Price Tax-Free Short-Intermediate Fund	PRFSX
T. Rowe Price Tax-Free Short-Intermediate Fund—Advisor Class	PATIX
T. Rowe Price Tax-Free Short-Intermediate Fund—I Class	TTSIX
T. ROWE PRICE TOTAL RETURN FUND, INC.
T. Rowe Price Total Return Fund	PTTFX
T. Rowe Price Total Return Fund—Advisor Class	PTATX
T. Rowe Price Total Return Fund—I Class	PTKIX

T. ROWE PRICE U.S. EQUITY RESEARCH FUND, INC.
T. Rowe Price U.S. Equity Research Fund	PRCOX
T. Rowe Price U.S. Equity Research Fund—Advisor Class	PACOX
T. Rowe Price U.S. Equity Research Fund—I Class	PCCOX
T. Rowe Price U.S. Equity Research Fund—R Class	RRCOX
T. Rowe Price U.S. Equity Research Fund—Z Class	PCUZX
T. ROWE PRICE U.S. LARGE-CAP CORE FUND, INC.
T. Rowe Price U.S. Large-Cap Core Fund	TRULX
T. Rowe Price U.S. Large-Cap Core Fund—Advisor Class	PAULX
T. Rowe Price U.S. Large-Cap Core Fund—I Class	RCLIX
T. Rowe Price U.S. Large-Cap Core Fund—Z Class	TRZLX
T. ROWE PRICE U.S. TREASURY FUNDS, INC. (U.S. TREASURY FUNDS)
T. Rowe Price U.S. Treasury Intermediate Index Fund	PRTIX
T. Rowe Price U.S. Treasury Intermediate Index Fund—I Class	PRKIX
T. Rowe Price U.S. Treasury Intermediate Index Fund—Z Class	TRZTX
T. Rowe Price U.S. Treasury Long-Term Index Fund	PRULX
T. Rowe Price U.S. Treasury Long-Term Index Fund—I Class	PRUUX
T. Rowe Price U.S. Treasury Long-Term Index Fund—Z Class	TRZUX
T. Rowe Price U.S. Treasury Money Fund	PRTXX
T. Rowe Price U.S. Treasury Money Fund—I Class	TRGXX
T. Rowe Price U.S. Treasury Money Fund—Z Class	TRZXX
T. ROWE PRICE VALUE FUND, INC.
T. Rowe Price Value Fund	TRVLX
T. Rowe Price Value Fund—Advisor Class	PAVLX
T. Rowe Price Value Fund—I Class	TRPIX
T. Rowe Price Value Fund—Z Class	TRZAX

Mailing Address:

T. Rowe Price Investment Services, Inc.
100 East Pratt Street
Baltimore, Maryland 21202
1-800-638-5660

This SAI is not a prospectus. It should be read in conjunction with the appropriate current fund prospectus, which may be obtained from T. Rowe Price Investment Services, Inc. (Investment Services), the Corporation’s principal underwriter (Distributor). If you would like a prospectus or an annual or semiannual shareholder report for a fund, please visit troweprice.com or call 1-800-638-5660 and it will be sent to you at no charge. Please read this material carefully.

The prospectus for each fund is dated as shown above, as such prospectus may be revised from time to time. Capitalized terms used herein that are not defined have the same meaning as in the prospectuses, unless otherwise noted.

The financial statements and Report of Independent Registered Public Accounting Firm of the funds included in each fund’s annual report, when available, are incorporated into this SAI by reference.

PART I – TABLE OF CONTENTS

References to the following are as indicated:

Fitch Ratings, Inc. (Fitch)

Internal Revenue Code of 1986, as amended (Code)

Internal Revenue Service (IRS)

Investment Company Act of 1940, as amended (1940 Act)

Moody’s Investors Service, Inc. (Moody’s)

Securities Act of 1933, as amended (1933 Act)

Securities and Exchange Commission (SEC)

Securities Exchange Act of 1934, as amended (1934 Act)

S&P Global Ratings (S&P)

T. Rowe Price Australia Limited (Price Australia)

T. Rowe Price Hong Kong Limited (Price Hong Kong)

T. Rowe Price Japan, Inc. (Price Japan)

T. Rowe Price International Ltd (Price International)

T. Rowe Price Investment Management, Inc. (Price Investment Management)

T. Rowe Price Singapore Private Ltd. (Price Singapore)

While many Price Funds are offered in more than one share class, not all Price Funds are offered in the share classes described below. The front cover of each Price Fund’s prospectus indicates which share classes are available for the fund.

Investor Class

The Investor Class is available to individual investors, institutions, and a wide variety of other types of investors. The Investor Class may be purchased directly through T. Rowe Price or through a retirement plan or through a financial intermediary. A Price Fund (other than an institutional fund) that does not indicate a specific share class after its name is considered to be the Investor Class of that fund.

I Class

The I Class requires a $500,000 minimum initial investment per fund per account registration, although the initial investment minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, certain client accounts for which T. Rowe Price or its affiliate has discretionary investment authority, qualifying directly held accounts, and certain other types of accounts.

Advisor Class

The Advisor Class is designed to be sold through various financial intermediaries, such as broker-dealers, banks, insurance companies, retirement plan recordkeepers, and financial advisors. The Advisor Class must be purchased through an eligible intermediary (except for certain retirement plans held directly with T. Rowe Price). The Advisor Class requires an agreement between the financial intermediary and T. Rowe Price to be executed prior to investment.

R Class

The R Class is designed to be sold only through various third-party intermediaries that offer employer-sponsored defined contribution retirement plans and certain other accounts, including brokers, dealers, banks, insurance companies, retirement plan recordkeepers, and others. The R Class must be purchased through an eligible intermediary (except for certain retirement plans held directly with T. Rowe Price). The R Class requires an agreement between the financial intermediary and T. Rowe Price to be executed prior to investment.

Institutional Class

Most of the T. Rowe Price institutional funds are available only in a single share class (referred to as the “Institutional Class”). The institutional funds (other than their F Class shares) generally require a $1 million initial investment minimum, although the minimum may be waived for retirement plans, financial intermediaries maintaining omnibus accounts, and certain other accounts. The Institutional Class is designed for institutional investors, which typically include, but are not limited to: corporations, endowments and foundations, charitable trusts, investment companies and other pooled vehicles, defined benefit and defined contribution retirement plans, broker-dealers, registered investment advisers, banks and bank trust programs, and Section 529 college savings plans. Institutional funds may be purchased directly through T. Rowe Price or through a financial intermediary.

F Class

The F Class is a separate share class of certain institutional funds and is designed to be sold only through financial advisors and certain third-party intermediaries, including brokers, banks, insurance companies, retirement plan recordkeepers, and other financial intermediaries that provide various distribution and administrative services. F Class shares are not intended to be offered by intermediaries through a mutual fund “supermarket” platform. The F Class cannot be purchased directly through T. Rowe Price and must be purchased through a financial intermediary.

Z Class

The Z Class is only available to funds managed by T. Rowe Price and other advisory clients of T. Rowe Price or its affiliates that are subject to a contractual fee for investment management services. The Z Class does not impose sales charges and does not make any administrative fee payments or 12b-1 fee payments to financial intermediaries.

Mid-Cap Index Fund, Multi-Sector Account Portfolios, Small-Cap Index Fund, and TRP Reserve Funds

These funds are not available for direct purchase by members of the public. Shares of these funds may only be purchased by or on behalf of mutual funds, Section 529 college savings plans, or certain institutional client accounts for which T. Rowe Price or one of its affiliates has discretionary investment authority.

PART I

Below is a table showing the prospectus and shareholder report dates for each fund. Each prospectus and shareholder report includes information on all share classes available for a fund. The table also lists each fund’s category, which should be used to identify groups of funds that are referenced throughout this SAI. The prospectus date shown for each fund reflects the date that the prospectus will be annually updated once the fund has been in operation at its fiscal year-end.

Fund	Fund Category	Fiscal Year-End	Annual Report Date	Semiannual Report Date	Prospectus Date
Africa & Middle East Fund	International Equity	Oct 31	Oct 31	Apr 30	March 1
All-Cap Opportunities Fund	Equity	Dec 31	Dec 31	June 30	May 1
Asia Opportunities Fund	International Equity	Oct 31	Oct 31	Apr 30	March 1

Balanced Fund	Multi-Asset	Dec 31	Dec 31	June 30	May 1

Blue Chip Growth Fund	Equity	Dec 31	Dec 31	June 30	May 1
California Tax-Free Bond Fund	State Tax-Free Bond	Feb 28	Feb 28	Aug 30	July 1

Capital Appreciation and Income Fund	Multi-Asset	Dec 31	Dec 31	June 30	May 1
Capital Appreciation Fund	Multi-Asset	Dec 31	Dec 31	June 30	May 1

Cash Reserves Fund	Taxable Money	Oct 31	Oct 31	Apr 30	March 1
China Evolution Equity Fund	International Equity	Oct 31	Oct 31	Apr 30	March 1
Communications & Technology Fund	Equity	Dec 31	Dec 31	June 30	May 1
Corporate Income Fund	Taxable Bond	May 31	May 31	Nov 30	Oct 1
Credit Opportunities Fund	Taxable Bond	May 31	May 31	Nov 30	Oct 1
Diversified Mid-Cap Growth Fund	Equity	Dec 31	Dec 31	June 30	May 1
Dividend Growth Fund	Equity	Dec 31	Dec 31	June 30	May 1
Dynamic Credit Fund	Taxable Bond	Dec 31	Dec 31	June 30	May 1

Fund	Fund Category	Fiscal Year-End	Annual Report Date	Semiannual Report Date	Prospectus Date
Dynamic Global Bond Fund	Taxable Bond	Dec 31	Dec 31	June 30	May 1
Emerging Europe Fund	International Equity	Oct 31	Oct 31	Apr 30	March 1
Emerging Markets Bond Fund	International Bond	Dec 31	Dec 31	June 30	May 1
Emerging Markets Corporate Bond Fund	International Bond	Dec 31	Dec 31	June 30	May 1

Emerging Markets Discovery Stock Fund	International Equity	Oct 31	Oct 31	Apr 30	March 1
Emerging Markets Local Currency Bond Fund	International Bond	Dec 31	Dec 31	June 30	May 1
Emerging Markets Stock Fund	International Equity	Oct 31	Oct 31	Apr 30	March 1
Equity Income Fund	Equity	Dec 31	Dec 31	June 30	May 1
Equity Index 500 Fund	Index Equity	Dec 31	Dec 31	June 30	May 1
European Stock Fund	International Equity	Oct 31	Oct 31	Apr 30	March 1
Extended Equity Market Index Fund	Index Equity	Dec 31	Dec 31	June 30	May 1
Financial Services Fund	Equity	Dec 31	Dec 31	June 30	May 1
Floating Rate Fund	Taxable Bond	May 31	May 31	Nov 30	Oct 1
Floating Rate Multi-Sector Account Portfolio	Taxable Bond	Feb 28	Feb 28	Aug 30	July 1
Georgia Tax-Free Bond Fund	State Tax-Free Bond	Feb 28	Feb 28	Aug 30	July 1

Global Allocation Fund	Multi-Asset	Oct 31	Oct 31	Apr 30	March 1

Global Consumer Fund	Equity	Dec 31	Dec 31	June 30	May 1
Global Growth Stock Fund	Equity	Oct 31	Oct 31	Apr 30	March 1
Global High Income Bond Fund	Taxable Bond	Dec 31	Dec 31	June 30	May 1
Global Impact Equity Fund	Equity	Oct 31	Oct 31	Apr 30	March 1
Global Industrials Fund	Equity	Dec 31	Dec 31	June 30	May 1
Global Multi-Sector Bond Fund	Taxable Bond	May 31	May 31	Nov 30	Oct 1
Global Real Estate Fund	Equity	Dec 31	Dec 31	June 30	May 1
Global Stock Fund	Equity	Oct 31	Oct 31	Apr 30	March 1
Global Technology Fund	Equity	Dec 31	Dec 31	June 30	May 1
Global Value Equity Fund	Equity	Oct 31	Oct 31	Apr 30	March 1
GNMA Fund	Taxable Bond	May 31	May 31	Nov 30	Oct 1
Government Money Fund	Taxable Money	May 31	May 31	Nov 30	Oct 1
Government Reserve Fund	Taxable Money	May 31	May 31	Nov 30	Oct 1
Growth Stock Fund	Equity	Dec 31	Dec 31	June 30	May 1
Health Sciences Fund	Equity	Dec 31	Dec 31	June 30	May 1
Hedged Equity Fund	Equity	Dec 31	Dec 31	June 30	May 1
High Yield Fund	Taxable Bond	May 31	May 31	Nov 30	Oct 1

Inflation Protected Bond Fund	Taxable Bond	May 31	May 31	Nov 30	Oct 1
Institutional Emerging Markets Bond Fund	International Bond	Dec 31	Dec 31	June 30	May 1
Institutional Emerging Markets Equity Fund	International Equity	Oct 31	Oct 31	Apr 30	March 1
Institutional Floating Rate Fund	Taxable Bond	May 31	May 31	Nov 30	Oct 1
Institutional High Yield Fund	Taxable Bond	May 31	May 31	Nov 30	Oct 1
Institutional International Disciplined Equity Fund	International Equity	Oct 31	Oct 31	Apr 30	March 1
Institutional Large-Cap Core Growth Fund	Equity	Dec 31	Dec 31	June 30	May 1
Institutional Long Duration Credit Fund	Taxable Bond	May 31	May 31	Nov 30	Oct 1
Institutional Mid-Cap Equity Growth Fund	Equity	Dec 31	Dec 31	June 30	May 1
Institutional Small-Cap Stock Fund	Equity	Dec 31	Dec 31	June 30	May 1
Integrated Global Equity Fund	Equity	Dec 31	Dec 31	June 30	May 1
Integrated U.S. Large-Cap Value Equity Fund	Equity	Dec 31	Dec 31	June 30	May 1
Integrated U.S. Small-Cap Growth Equity Fund	Equity	Dec 31	Dec 31	June 30	May 1

Fund	Fund Category	Fiscal Year-End	Annual Report Date	Semiannual Report Date	Prospectus Date
Integrated U.S. Small-Mid Cap Core Equity Fund	Equity	Dec 31	Dec 31	June 30	May 1
Intermediate Tax-Free High Yield Fund	Tax-Free Bond	Feb 28	Feb 28	Aug 30	July 1
International Bond Fund	International Bond	Dec 31	Dec 31	June 30	May 1
International Bond Fund (USD Hedged)	International Bond	Dec 31	Dec 31	June 30	May 1
International Disciplined Equity Fund	International Equity	Oct 31	Oct 31	Apr 30	March 1
International Discovery Fund	International Equity	Oct 31	Oct 31	Apr 30	March 1
International Equity Index Fund	International Equity	Oct 31	Oct 31	Apr 30	March 1
International Stock Fund	International Equity	Oct 31	Oct 31	Apr 30	March 1
International Value Equity Fund	International Equity	Oct 31	Oct 31	Apr 30	March 1

Japan Fund	International Equity	Oct 31	Oct 31	Apr 30	March 1
Latin America Fund	International Equity	Oct 31	Oct 31	Apr 30	March 1
Large-Cap Growth Fund	Equity	Dec 31	Dec 31	June 30	May 1
Large-Cap Value Fund	Equity	Dec 31	Dec 31	June 30	May 1
Limited Duration Inflation Focused Bond Fund	Taxable Bond	May 31	May 31	Nov 30	Oct 1
Maryland Short-Term Tax-Free Bond Fund	State Tax-Free Bond	Feb 28	Feb 28	Aug 30	July 1
Maryland Tax-Free Bond Fund	State Tax-Free Bond	Feb 28	Feb 28	Aug 30	July 1
Maryland Tax-Free Money Fund	State Tax-Free Money	Feb 28	Feb 28	Aug 30	July 1
Mid-Cap Growth Fund	Equity	Dec 31	Dec 31	June 30	May 1
Mid-Cap Index Fund	Index Equity	Dec 31	Dec 31	June 30	May 1
Mid-Cap Value Fund	Equity	Dec 31	Dec 31	June 30	May 1
Mortgage-Backed Securities Multi-Sector Account Portfolio	Taxable Bond	Feb 28	Feb 28	Aug 30	July 1

Multi-Strategy Total Return Fund	Multi-Asset	Oct 31	Oct 31	Apr 30	March 1

New Asia Fund	International Equity	Oct 31	Oct 31	Apr 30	March 1
New Era Fund	Equity	Dec 31	Dec 31	June 30	May 1
New Horizons Fund	Equity	Dec 31	Dec 31	June 30	May 1
New Income Fund	Taxable Bond	May 31	May 31	Nov 30	Oct 1
New Jersey Tax-Free Bond Fund	State Tax-Free Bond	Feb 28	Feb 28	Aug 30	July 1
New York Tax-Free Bond Fund	State Tax-Free Bond	Feb 28	Feb 28	Aug 30	July 1
Overseas Stock Fund	International Equity	Oct 31	Oct 31	Apr 30	March 1
QM U.S. Bond Index Fund	Index Bond	Oct 31	Oct 31	Apr 30	March 1

Real Assets Fund	Multi-Asset	Dec 31	Dec 31	June 30	May 1

Real Estate Fund	Equity	Dec 31	Dec 31	June 30	May 1

Retirement 2005 Fund	Multi-Asset	May 31	May 31	Nov 30	Oct 1
Retirement 2010 Fund	Multi-Asset	May 31	May 31	Nov 30	Oct 1
Retirement 2015 Fund	Multi-Asset	May 31	May 31	Nov 30	Oct 1
Retirement 2020 Fund	Multi-Asset	May 31	May 31	Nov 30	Oct 1
Retirement 2025 Fund	Multi-Asset	May 31	May 31	Nov 30	Oct 1
Retirement 2030 Fund	Multi-Asset	May 31	May 31	Nov 30	Oct 1
Retirement 2035 Fund	Multi-Asset	May 31	May 31	Nov 30	Oct 1
Retirement 2040 Fund	Multi-Asset	May 31	May 31	Nov 30	Oct 1
Retirement 2045 Fund	Multi-Asset	May 31	May 31	Nov 30	Oct 1
Retirement 2050 Fund	Multi-Asset	May 31	May 31	Nov 30	Oct 1
Retirement 2055 Fund	Multi-Asset	May 31	May 31	Nov 30	Oct 1
Retirement 2060 Fund	Multi-Asset	May 31	May 31	Nov 30	Oct 1
Retirement 2065 Fund	Multi-Asset	May 31	May 31	Nov 30	Oct 1
Retirement Balanced Fund	Multi-Asset	May 31	May 31	Nov 30	Oct 1
Retirement Blend 2005 Fund	Multi-Asset	May 31	May 31	Nov 30	Oct 1
Retirement Blend 2010 Fund	Multi-Asset	May 31	May 31	Nov 30	Oct 1
Retirement Blend 2015 Fund	Multi-Asset	May 31	May 31	Nov 30	Oct 1
Retirement Blend 2020 Fund	Multi-Asset	May 31	May 31	Nov 30	Oct 1
Retirement Blend 2025 Fund	Multi-Asset	May 31	May 31	Nov 30	Oct 1
Retirement Blend 2030 Fund	Multi-Asset	May 31	May 31	Nov 30	Oct 1

Fund	Fund Category	Fiscal Year-End	Annual Report Date	Semiannual Report Date	Prospectus Date

Retirement Blend 2035 Fund	Multi-Asset	May 31	May 31	Nov 30	Oct 1
Retirement Blend 2040 Fund	Multi-Asset	May 31	May 31	Nov 30	Oct 1
Retirement Blend 2045 Fund	Multi-Asset	May 31	May 31	Nov 30	Oct 1
Retirement Blend 2050 Fund	Multi-Asset	May 31	May 31	Nov 30	Oct 1
Retirement Blend 2055 Fund	Multi-Asset	May 31	May 31	Nov 30	Oct 1
Retirement Blend 2060 Fund	Multi-Asset	May 31	May 31	Nov 30	Oct 1
Retirement Blend 2065 Fund	Multi-Asset	May 31	May 31	Nov 30	Oct 1
Retirement Income 2020 Fund	Multi-Asset	Dec 31	Dec 31	June 30	May 1
Retirement Income 2025 Fund	Multi Asset	Dec 31	Dec 31	June 30	May 1

Science & Technology Fund	Equity	Dec 31	Dec 31	June 30	May 1
Short Duration Income Fund	Taxable Bond	May 31	May 31	Nov 30	Oct 1
Short-Term Bond Fund	Taxable Bond	May 31	May 31	Nov 30	Oct 1
Small-Cap Index Fund	Index Equity	Dec 31	Dec 31	June 30	May 1
Small-Cap Stock Fund	Equity	Dec 31	Dec 31	June 30	May 1
Small-Cap Value Fund	Equity	Dec 31	Dec 31	June 30	May 1

Spectrum Conservative Allocation Fund	Multi-Asset	May 31	May 31	Nov 30	Oct 1
Spectrum Diversified Equity Fund	Multi-Asset	Dec 31	Dec 31	June 30	May 1
Spectrum Income Fund	Multi-Asset	Dec 31	Dec 31	June 30	May 1
Spectrum International Equity Fund	Multi-Asset	Dec 31	Dec 31	June 30	May 1
Spectrum Moderate Allocation Fund	Multi-Asset	Dec 31	Dec 31	June 30	May 1
Spectrum Moderate Growth Allocation Fund	Multi-Asset	Dec 31	Dec 31	June 30	May 1

Summit Municipal Income Fund	Tax-Free Bond	Oct 31	Oct 31	Apr 30	March 1
Summit Municipal Intermediate Fund	Tax-Free Bond	Oct 31	Oct 31	Apr 30	March 1

Target 2005 Fund	Multi-Asset	May 31	May 31	Nov 30	Oct 1
Target 2010 Fund	Multi-Asset	May 31	May 31	Nov 30	Oct 1
Target 2015 Fund	Multi-Asset	May 31	May 31	Nov 30	Oct 1
Target 2020 Fund	Multi-Asset	May 31	May 31	Nov 30	Oct 1
Target 2025 Fund	Multi-Asset	May 31	May 31	Nov 30	Oct 1
Target 2030 Fund	Multi-Asset	May 31	May 31	Nov 30	Oct 1
Target 2035 Fund	Multi-Asset	May 31	May 31	Nov 30	Oct 1
Target 2040 Fund	Multi-Asset	May 31	May 31	Nov 30	Oct 1
Target 2045 Fund	Multi-Asset	May 31	May 31	Nov 30	Oct 1
Target 2050 Fund	Multi-Asset	May 31	May 31	Nov 30	Oct 1
Target 2055 Fund	Multi-Asset	May 31	May 31	Nov 30	Oct 1
Target 2060 Fund	Multi-Asset	May 31	May 31	Nov 30	Oct 1
Target 2065 Fund	Multi-Asset	May 31	May 31	Nov 30	Oct 1

Tax-Efficient Equity Fund	Equity	Feb 28	Feb 28	Aug 30	July 1
Tax-Exempt Money Fund	Tax-Free Money	Feb 28	Feb 28	Aug 30	July 1
Tax-Free High Yield Fund	Tax-Free Bond	Feb 28	Feb 28	Aug 30	July 1
Tax-Free Income Fund	Tax-Free Bond	Feb 28	Feb 28	Aug 30	July 1
Tax-Free Short-Intermediate Fund	Tax-Free Bond	Feb 28	Feb 28	Aug 30	July 1
Total Equity Market Index Fund	Index Equity	Dec 31	Dec 31	June 30	May 1
Total Return Fund	Taxable Bond	May 31	May 31	Nov 30	Oct 1
Transition Fund	Other	Dec 31	Dec 31	June 30	May 1
Treasury Reserve Fund	Taxable Money	May 31	May 31	Nov 30	Oct 1
U.S. Equity Research Fund	Equity	Dec 31	Dec 31	June 30	May 1
U.S. High Yield Fund	Taxable Bond	May 31	May 31	Nov 30	Oct 1
U.S. Large-Cap Core Fund	Equity	Dec 31	Dec 31	June 30	May 1
U.S. Limited Duration TIPS Index Fund	Index Bond	May 31	May 31	Nov 30	Oct 1
U.S. Treasury Intermediate Index Fund	Index Bond	May 31	May 31	Nov 30	Oct 1
U.S. Treasury Long-Term Index Fund	Index Bond	May 31	May 31	Nov 30	Oct 1

Fund	Fund Category	Fiscal Year-End	Annual Report Date	Semiannual Report Date	Prospectus Date
U.S. Treasury Money Fund	Taxable Money	May 31	May 31	Nov 30	Oct 1
Ultra Short-Term Bond Fund	Taxable Bond	May 31	May 31	Nov 30	Oct 1
Value Fund	Equity	Dec 31	Dec 31	June 30	May 1
Virginia Tax-Free Bond Fund	State Tax-Free Bond	Feb 28	Feb 28	Aug 30	July 1
MANAGEMENT OF THE FUNDS

The officers and directors of the Price Funds are listed on the following pages. Unless otherwise noted, the address of each officer and director is 100 East Pratt Street, Baltimore, Maryland 21202.

Each fund is overseen by a Board of Directors (Board) that meets regularly to review a wide variety of matters affecting or potentially affecting the funds, including performance, investment programs, compliance matters, advisory fees and expenses, service providers, and business and regulatory affairs. The Boards elect the funds’ officers and are responsible for performing various duties imposed on them by the 1940 Act, the laws of Maryland, and other applicable laws. The directors who are also employees or officers of T. Rowe Price are considered to be “interested” directors as defined in Section 2(a)(19) of the 1940 Act because of their relationships with T. Rowe Price and its affiliates. Each interested director and officer (except as indicated in the tables setting forth the directors’ and officers’ principal occupations during the past five years) has been an employee of T. Rowe Price or its affiliates for five or more years. The Boards held five regularly scheduled formal meetings during calendar year 2023. The same directors currently serve on the Board of all the exchange-traded funds sponsored and managed by T. Rowe Price (such exchange-traded funds, the “Price ETFs,” and together with the Price Funds, the (Price Complex). Although the Boards have direct responsibility over various matters (such as approval of advisory contracts and review of fund performance), each Board also exercises certain of its oversight responsibilities through several committees that it has established and which report back to the full Boards. The Boards believe that a committee structure is an effective means to permit directors to focus on particular operations or issues affecting the funds, including risk oversight. Each Board currently has three standing committees that are joint with the board of the Price ETFs (hereinafter referred to as “Joint” committees): a Joint Nominating and Governance Committee, a Joint Audit Committee, and a Joint Executive Committee.

Robert J. Gerrard, Jr., an independent director, serves as the chair of the Board of each Price Fund. The chair presides at all meetings of the Boards and all executive sessions of the independent directors. He also reviews and provides guidance on Board meeting agendas and materials, and typically represents the independent directors in discussions with T. Rowe Price management. Each fund’s Board has determined that its leadership and committee structure is appropriate because the Board believes that it sets the proper tone for the relationship between the fund, on the one hand, and T. Rowe Price or its affiliates and the fund’s other principal service providers, on the other, and facilitates the exercise of the Board’s independent judgment in evaluating and managing the relationships. In addition, the structure efficiently allocates responsibility among committees and the full Boards. The same independent directors currently serve on the Boards of all of the Price Funds. This approach is designed to provide effective governance by exposing the independent directors to a wider range of business issues and market trends, allowing the directors to better share their knowledge, background, and experience and permitting the Boards to operate more efficiently, particularly with respect to matters common to all Price Funds.

The Joint Nominating and Governance Committee consists of all of the independent directors of the funds, and is responsible for, among other things, seeking, reviewing, and selecting candidates to fill independent director vacancies on each fund’s Board; periodically evaluating the compensation payable to the independent directors; and performing certain functions with respect to the governance of the funds. The chair of the Board of the Price Funds serves as chair of the committee. The committee will consider written recommendations from shareholders for possible nominees for independent directors. Nominees will be considered based on their ability to review critically, evaluate, question, and discuss information provided to them; to interact effectively with the funds’ management and counsel and the various service providers to the funds; and to exercise reasonable business judgment in the performance of their duties as directors. The Joint Nominating and Governance Committee seeks to ensure that the Board is comprised of independent directors who bring diverse perspectives to the Board, including diverse experiences, backgrounds, race, ethnicity, gender, qualifications, skills, thoughts, viewpoints, and other qualities. Nominees will also be considered based on their independence from T. Rowe Price and other principal service providers. Other than executive sessions in connection with Board meetings, the Joint Nominating and Governance Committee formally met one time in 2023.

The Joint Audit Committee consists of only independent directors. The current members of the committee are Melody Bianchetto, Robert J. Gerrard, Jr., Paul F. McBride, and Kellye L. Walker. Mr. McBride serves as chair of the committee and is considered an “audit committee financial expert” within the meaning of applicable SEC rules. The Joint Audit Committee oversees the pricing processes for the Price Funds and holds at least three regular meetings during each fiscal year. Each of the three regular meetings include the attendance of the independent registered public accounting firm of the Price Funds as the Joint Audit Committee reviews: (1) the services provided; (2) the findings of the most recent audits; (3) management’s response to the findings of the most recent audits; (4) the scope of the audits to be performed; (5) the accountants’ fees; (6) the qualifications, independence, and performance of the independent registered public accounting firm; and (7) any accounting questions relating to particular areas of the T. Rowe Price Funds’ operations, accounting service provider performance, or the operations of parties dealing with the T. Rowe Price Funds, as circumstances indicate. The Joint Audit Committee also reviews the risk management program of the funds’ investment adviser and valuation-related materials and reports provide by the funds’ valuation designee. The Joint Audit Committee met four times in 2023.

The Joint Executive Committee, which consists of each fund’s interested directors, has been authorized by the Boards to exercise all powers of the Boards in the intervals between regular meetings of the Boards, except for those powers prohibited by statute from being delegated. All actions of the Joint Executive Committee must be approved in advance by the independent chair of the Board (and if the independent chair is unavailable, consult an independent director of the Board) and reviewed after the fact by the full Board. The Joint Executive Committee does not hold regularly scheduled meetings. The Joint Executive Committee was not called upon to take action on behalf of the funds during 2023.

From time to time, the independent directors may create a special committee (Special Committee) or an ad hoc working group comprised of independent directors, whose purpose is to review certain limited topics that require in-depth consideration outside of the Boards’ regular review.

Prior to July 24, 2023, the directors had an Advisory Board which consisted of Melody Bianchetto and Mark J. Parrell. Advisory Board members served in a consultative capacity to the Board. As such, Ms. Bianchetto and Mr. Parrell participated in Board discussions and reviewed Board materials relating to the T. Rowe Price Funds. Advisory Board members were not eligible to vote on any matter presented to the Boards and had no power to act on behalf of or bind the directors or any committee of the Board. Ms. Bianchetto and Mr. Parrell were elected to serve as independent directors of all Price Funds at a joint shareholder meeting held on July 24, 2023. The Advisory Board was terminated upon their election.

Like other investment companies, the Price Funds are subject to various risks, including, among others, investment, compliance, operational, and valuation risks. The Boards oversee risk as part of their oversight of the funds. Risk oversight is addressed as part of various Board and committee activities. Each Board, directly or through its committees, interacts with and reviews reports from, among others, the investment adviser or its affiliates, the funds’ chief compliance officer, the funds’ independent registered public accounting firm, legal counsel, and internal auditors for T. Rowe Price or its affiliates, as appropriate, regarding risks the funds face and the risk management programs of the investment adviser and certain other service providers. Also, the Joint Audit Committee receives periodic reports from the chief risk officer and members of the adviser’s Risk and Operational Steering Committee on the significant risks inherent to the adviser’s business, including aggregate investment risks, reputational risk, business continuity risk, technology and cybersecurity risk, and operational risk. The actual day-to-day risk management functions with respect to the funds are subsumed within the responsibilities of the investment adviser, its affiliates that serve as investment subadvisers to the funds, and other service providers (depending on the nature of the risk) that carry out the funds’ investment management and business affairs. Although the risk management policies of T. Rowe Price and its affiliates, and the funds’ other service providers, are reasonably designed to be effective, those policies and their implementation vary among service providers over time, and there is no guarantee that they will always be effective.

Each director’s experience, qualifications, attributes, or skills, on an individual basis and in combination with those of the other directors, have led to the conclusion that each director should serve on the Boards of the Price Funds. Attributes common to all directors include the ability to review critically, evaluate, question, and discuss information provided to them; to interact effectively with the funds’ management and counsel and the various service providers to the funds; and to exercise reasonable business judgment in the performance of their duties as directors. In addition, the actual service and commitment of the directors during their tenure on the funds’ Boards is taken into consideration in concluding that each should continue to serve. A director’s ability to perform his or her duties effectively may have been attained through his or her educational background or professional training; business, consulting, public service, or academic positions; experience from service as a director of the Price Funds, public companies, nonprofit entities, or other organizations; or other experiences. Each director brings a diverse perspective to the Boards.

Set forth below is a brief discussion of the specific experience, qualifications, attributes, or skills of each current director that led to the conclusion that he or she should serve as a director.

Teresa Bryce Bazemore has over 25 years of experience as a senior executive in the mortgage banking field, including building both mortgage insurance and services businesses. Ms. Bazemore currently serves as president and chief executive officer of the Federal Home Loan Bank of San Francisco (March 2021 to present) in which capacity she also serves as a director of the FHLBanks Office of Finance; a director of First Industrial Realty Trust, an owner and operator of industrial properties (May 2020 to present); a director of Public Media Company (2008 to present); and a trustee of the Southern California chapter of the International Women’s Forum (January 2021 to present). She previously served as chief executive officer of Bazemore Consulting LLC (2018 to 2021); a director of Chimera Investment Corporation, a publicly traded mortgage REIT (November 2017 to February 2021); a director of the University of Virginia Foundation (July 2014 to June 2022); a member of the University of Virginia’s Center for Politics Advisory Board (October 2019 to July 2022); a president of Radian Guaranty, a national private mortgage insurer (2008 to 2017); and a director of the Federal Home Loan Bank of Pittsburgh (August 2017 to February 2019). She has been an independent director of the Price Funds since January 2018 and was the chair of the Joint Audit Committee from August 2019 to October 2023. Ms. Bazemore has a J.D. from Columbia University and a B.A. from the University of Virginia.

Melody Bianchetto is an accomplished finance professional with over 30 years of experience. She served as vice president for finance at the University of Virginia (UVA) from 2015 until her retirement in February 2023, with oversight of key financial activities, including tax, accounting, financial reporting, debt and cash management, procurement, payroll, financial planning, and enterprise risk management. Prior to that, she led UVA’s financial planning and analysis function from 1998 to 2015. Ms. Bianchetto earned a B.S. in commerce with a concentration in accounting from UVA and an M.B.A. from James Madison University. She is also a licensed Certified Public Accountant. Ms. Bianchetto served as a member of the Board’s Advisory Committee from February 24, 2023 until July 24, 2023, at which point she was elected as an independent director of all Price Funds. Ms. Bianchetto has served as a member of the Joint Audit Committee since October 1, 2023.

Bruce W. Duncan has substantial experience in the field of commercial real estate. Mr. Duncan served as president, chief executive officer, and a director of CyrusOne, Inc., a real estate investment trust specializing in engineering, building, and managing data centers, from July 2020 to July 2021. He served as chair of the board of First Industrial Realty Trust from January 2016 until July 2020, president from January 2009 until September 2016, and chief executive officer from January 2009 until December 2016. Mr. Duncan served as a senior advisor to KKR from November 2018 to December 2022. In May 2016, Mr. Duncan became a member of the board of Boston Properties, and he is currently a member of the nominating and governance committee and is a member of the audit committee. In September 2023, Mr. Duncan became Chair of the Compensation Committee of Boston Properties. From September 2016 until July 2020, Mr. Duncan served as a member of the board of Marriott International, Inc. He has been an independent director of the Price Funds since October 2013; in September 2014, he became a member of the Joint Audit Committee until August 2019 and served as chair of the Joint Audit Committee from July 2017 to August 2019. Mr. Duncan holds an M.B.A. in finance from the University of Chicago and a B.A. in economics from Kenyon College. He has been an independent director of the Price Funds since October 2013.

Robert J. Gerrard, Jr. has served as chair of the Boards of all Price Funds since July 2018. He has been an independent director of certain Price Funds since 2012 (and all Price Funds since October 2013), and served as the chair of the Joint Audit Committee from September 2014 to July 2017. He became chair of the Price Funds in July 2018 and became a member of the Joint Audit Committee in August 2019. He has substantial legal and business experience in the industries relating to communications and interactive data services. He has served on the board and compensation committee for Syniverse Holdings and served as general counsel to Scripps Networks. Mr. Gerrard earned a J.D. from Harvard Law School and an A.B. from Harvard College.

Paul F. McBride has served in various management and senior leadership roles with the Black & Decker Corporation and General Electric Company. He led businesses in the materials, industrial, and consumer durable segments, and has significant global experience. He serves on the advisory board of Vizzia Technologies as well as Gilman School and Bridges

Baltimore. He has been an independent director of the Price Funds since October 2013; served as a member of the Joint Audit Committee from September 2014 to August 2019; became a member of the Joint Audit Committee in February 2022 and Chair of the Joint Audit Committee in October 2023. Mr. McBride received a B.A. in economics from Trinity College in Hartford, CT.

Mark J. Parrell has been chief executive officer and a member of the Board of Trustees of Equity Residential (EQR) since January 2019 and president of EQR since September 2018. Mr. Parrell served as executive vice president and chief financial officer of EQR from October 2007 to September 2018. Mr. Parrell was senior vice president and treasurer of EQR from August 2005 to October 2007, and has held various positions within the EQR finance group since September 1999. He served as director of Brookdale Senior Living Inc., a leading operator of senior living communities throughout the United States, from April 2015 to July 2017, and served as a director of Aviv REIT, Inc., a real estate investment trust, from March 2013 until April 2015, when it merged with Omega Healthcare. Mr. Parrell has served on the Board of Directors of the Real Estate Roundtable since July 2021, and the Executive Board of the National Association of Real Estate Investment Trusts (Nareit) since November 2021. Mr. Parrell also currently serves as the Treasurer of Nareit, is a member of the Nareit Dividends Through Diversity, Equity & Inclusion CEO Council, and was chair of the Nareit 2021 Audit and Investment Committee. He is a member of the Advisory Board for the Ross Business School at University of Michigan, and is a member of the National Multifamily Housing Council and served as the chair of the Finance Committee in 2015 to 2016. Mr. Parrell also has served on the Board of Directors and has been chair of the Finance Committee of the Greater Chicago Food Depository since July 2017, and is a member of the Economic Club of Chicago. Mr. Parrell received a B.B.A. from the University of Michigan and a J.D. from the Georgetown University Law Center. Mr. Parrell served as a member of the Board’s Advisory Committee from January 1, 2023 until July 24, 2023, at which point he was elected as an independent director of all Price Funds.

David Oestreicher has served as an interested director of all Price Funds since July 2018. He is the general counsel for T. Rowe Price Group, Inc. and a member of the firm’s management committee. Mr. Oestreicher serves as a member of the Board of Governors for the Investment Company Institute (ICI), and previously served as the chair of the ICI’s international committee. He is on the Mutual Insurance Company Board of Governors, where he serves as a member of its executive committee and chair of its risk management committee. He also served on the board of the Investment Adviser Association and previously served as the chair of its legal and regulatory committee. Before joining T. Rowe Price in 1997, Mr. Oestreicher was special counsel in the Division of Market Regulation (now known as the Division of Trading and Markets) with the SEC. Mr. Oestreicher earned a B.S. in business administration from Bucknell University and a J.D. from Villanova University School of Law.

Eric L. Veiel has served as an interested director of all Price Funds since February 2022. He is the head of Global Equity and chief investment officer, chair of the Investment Management Steering Committee, and a member of the Management, Equity Steering, International Steering, Multi-Asset Steering, Product Steering, and Management Compensation and Development Committees. Mr. Veiel’s investment experience began in 1999. Prior to joining T. Rowe Price, he spent six years as a sell-side equity analyst, covering health insurers and pharmacy benefit managers at Wachovia Securities, Deutsche Bank Securities, and A.G. Edwards & Sons. He has been with T. Rowe Price since 2005, beginning in the Equity Division as an investment analyst covering life insurance companies, asset managers, money-centered banks, and investment banks. From 2010 to 2014, he was the portfolio manager of the Financial Services Equity Strategy and the financial services sector team leader. He served as a co-director of Equity Research for North America from 2014 to 2015 and co-portfolio manager of the US Equity Structured Research Strategy from 2015 to 2017. Most recently, from 2016 to 2021, he was co-head of Global Equity and head of U.S. Equity. Mr. Veiel earned a B.B.A., magna cum laude, in finance from James Madison University and an M.B.A., with concentrations in finance and accounting, from Washington University in St. Louis, John M. Olin School of Business, where he was a Charles F. Knight Scholar. He also has earned the Chartered Financial Analyst® designation.

Kellye L. Walker is executive vice president, chief legal officer, and corporate secretary of Eastman Chemical Company, and is a seasoned senior executive with over 30 years of experience helping publicly traded companies increase value through forward thinking, strategic discipline, and a focus on continuous improvement. Her experience includes leading law departments, as well as other functions including compliance; government affairs; human resources; health, safety, environment and security; and information technology. Ms. Walker received a B.S. from Louisiana Tech University and a J.D. from Emory University School of Law. Ms. Walker has served as an independent director of the Price Funds since November 8, 2021, and became a member of the Joint Audit Committee in April 2023.

In addition, the following tables provide biographical information for the directors, along with their principal occupations and any directorships they have held of public companies and other investment companies during the past five years. Each director who is not an interested person (as defined in the 1940 Act) of the fund is referred to herein as an independent director.

Independent Directors(a)

Name, Year of Birth, and Number of Portfolios in Fund Complex Overseen by Director	Principal Occupation(s) During Past Five Years	Directorships of Public Companies and Other Investment Companies During Past Five Years

Teresa Bryce Bazemore 1959 193 portfolios

President and Chief Executive Officer, Federal Home Loan Bank of San Francisco (2021 to present) and director of the FHLBanks Office of Finance; Chief Executive Officer, Bazemore Consulting LLC (2018 to 2021)

Chimera Investment Corporation (2017 to 2021); First Industrial Realty Trust (2020 to present); Federal Home Loan Bank of Pittsburgh (2017 to 2019)
Melody Bianchetto 1966 193 portfolios	Vice President for Finance, University of Virginia (2015 to 2023)	None
Bruce W. Duncan 1951 193 portfolios

President, Chief Executive Officer, and Director, CyrusOne, Inc. (2020 to 2021); Chair of the Board (2016 to 2020), and President (2009 to 2016), First Industrial Realty Trust, owner and operator of industrial properties; Member, Investment Company Institute Board of Governors (2017 to 2019); Member, Independent Directors Council Governing Board (2017 to 2019); Senior Advisor, KKR (2018 to 2022)

CyrusOne, Inc. (2020 to 2021); First Industrial Realty Trust (2016 to 2020); Boston Properties (2016 to present); Marriott International, Inc. (2016 to 2020)
Robert J. Gerrard, Jr. 1952 193 portfolios	Chair of the Board, all funds (July 2018 to present)	None
Paul F. McBride 1956 193 portfolios	Advisory Board member, Vizzia Technologies (2015 to present); Board Member, Dunbar Armored (2012 to 2018)	None
Mark J. Parrell 1966 193 portfolios

Member of the Board of Trustees, Chief Executive Officer (2019 to present) and President, EQR (2018 to present); Executive Vice President and Chief Financial Officer, EQR (2007 to 2018); Senior Vice President and Treasurer, EQR (2005 to 2007); Member, Nareit Dividends Through Diversity, Equity & Inclusion CEO Council, Treasurer of Nareit (2023), and Chair, Nareit 2021 Audit and Investment Committee (2021); Advisory Board, Ross Business School at University of Michigan (2015 to 2016); Member, National Multifamily Housing Council and served as the Chair of the Finance Committee, (2015 to 2016); Member of the Economic Club of Chicago

EQR (2019 to present); Brookdale Senior Living Inc. (2015 to 2017); Aviv REIT, Inc. (2013 to 2015); Real Estate Roundtable and the 2022 Executive Board Nareit; Board of Directors and is Chair of the Finance Committee of the Greater Chicago Food Depository

Kellye L. Walker 1966 193 portfolios

Executive Vice President and Chief Legal Officer, Eastman Chemical Company (April 2020 to present); Executive Vice President and Chief Legal Officer, Huntington Ingalls Industries, Inc. (January 2015 to March 2020)

Lincoln Electric Company (October 2020 to present)

(a) All information about the independent directors was current as of December 31, 2023, unless otherwise indicated, except for the number of portfolios overseen, which is current as of the date of this SAI.

Interested Directors(a)

The following persons are considered interested directors of the funds because they also serve as employees of T. Rowe Price or its affiliates. No more than two interested directors serve as directors of any fund.

The Boards invite nominations from the funds’ investment adviser for persons to serve as interested directors, and the Board reviews and approves these nominations. Each of the current interested directors is a senior executive officer of T. Rowe Price and T. Rowe Price Group, Inc., as well as certain of their affiliates. David Oestreicher has served as an interested director of all Price Funds since July 2018. Eric L. Veiel has served as an interested director of all Price Funds since February 2022. For each fund, the two interested directors serve as members of the fund’s Executive Committee. In addition, specific experience with respect to the interested directors’ principal occupations and any directorships they have held of public companies and other investment companies during the past five years are set forth in the following table.

Name, Year of Birth, and Number of Portfolios in Fund Complex Overseen by Director	Principal Occupation(s) During Past Five Years	Directorships of Public Companies and Other Investment Companies During Past Five Years

David Oestreicher 1967 193 portfolios

Director, Vice President, and Secretary, T. Rowe Price, T. Rowe Price Investment Services, Inc., T. Rowe Price Retirement Plan Services, Inc., and T. Rowe Price Services, Inc.; Director and Secretary, Price Investment Management; Vice President and Secretary, Price International; Vice President, Price Australia, Price Hong Kong, Price Japan, and Price Singapore; General Counsel, Vice President, and Secretary, T. Rowe Price Group, Inc.; Chair of the Board, Chief Executive Officer, President, and Secretary, T. Rowe Price Trust Company

Principal Executive Officer and Executive Vice President, all funds

None
Eric L. Veiel, CFA 1972 193 portfolios	Director and Vice President, T. Rowe Price; Vice President, T. Rowe Price Group, Inc. and T. Rowe Price Trust Company Vice President, Global Funds	None

(a) All information about the interested directors was current as of December 31, 2023, unless otherwise indicated, except for the number of portfolios overseen, which is current as of the date of this SAI.

Funds-of-Funds Arrangements

The Board is responsible for overseeing the business and affairs of the T. Rowe Price Funds-of-Funds, which consist of the following: Spectrum Diversified Equity Fund, Spectrum Income Fund, and Spectrum International Equity Fund, and their respective shares classes (collectively, the “Spectrum Funds”); Retirement 2005 Fund, Retirement 2010 Fund, Retirement 2015 Fund, Retirement 2020 Fund, Retirement 2025 Fund, Retirement 2030 Fund, Retirement 2035 Fund, Retirement 2040 Fund, Retirement 2045 Fund, Retirement 2050 Fund, Retirement 2055 Fund, Retirement 2060 Fund, Retirement 2065 Fund, and Retirement Balanced Fund, and their respective share classes (collectively, the “RDFs”); Retirement Blend 2005 Fund, Retirement Blend 2010 Fund, Retirement Blend 2015 Fund, Retirement Blend 2020 Fund, Retirement Blend 2025 Fund, Retirement Blend 2030 Fund, Retirement Blend 2035 Fund, Retirement Blend 2040 Fund, Retirement Blend 2045 Fund, Retirement Blend 2050 Fund, Retirement Blend 2055 Fund, Retirement Blend 2060 Fund, and Retirement Blend 2065 Fund, and their respective shares classes (collectively, the “Retirement Blend Funds”); Retirement Income 2020 Fund and Retirement Income 2025 Fund, and their respective share classes (collectively, the “Retirement Income Funds”); and Target 2005 Fund, Target 2010 Fund, Target 2015 Fund, Target 2020 Fund, Target 2025 Fund, Target 2030 Fund, Target 2035 Fund, Target 2040 Fund, Target 2045 Fund, Target 2050 Fund, Target 2055 Fund, Target 2060 Fund, and Target 2065 Fund, and their respective share classes (collectively, the “TRFs”). The Spectrum Funds, RDFs, Retirement Blend Funds, Retirement Income Funds, and TRFs are referred to collectively as “Funds-of-Funds” and each fund individually as a “Fund-of-Funds,” and where the policies that apply to the RDFs, Retirement Blend Funds, Retirement Income Funds, and TRFs are identical, the RDFs, Retirement Blend Funds, Retirement Income Funds, and TRFs may be referred to collectively as “Target Date Funds.”

A majority of the directors of the Funds-of-Funds are independent of T. Rowe Price and its affiliates. However, the directors and officers of the Funds-of-Funds and certain directors and officers of T. Rowe Price and its affiliates also serve in similar positions with most of the various Price Funds in which the Fund-of-Funds invest (collectively, the “underlying Price Funds”). Thus, if the interests of the Funds-of-Funds and the underlying Price Funds were ever to become divergent, it is possible that a conflict of interest could arise and affect how this latter group of persons fulfill their fiduciary duties to the Funds-of-Funds and the underlying Price Funds. The directors of the Funds-of-Funds believe they have structured the Funds-of Funds to avoid these concerns. However, a situation could conceivably occur where proper action for the Funds-of-Funds could be adverse to the interests of an underlying Price Fund, or the reverse could occur. If the possibility of such a situation arises, the directors and officers of the affected funds and the directors and officers of T. Rowe Price will carefully analyze the situation and take all steps they believe reasonable to minimize and, where possible, eliminate the potential conflict or adverse impacts. For example, the Fund-of-Funds may add or remove underlying Price Funds from their list of permissible investments, change their asset allocations among the underlying Price Funds, or change their investments in the underlying Price Funds to a different share class, any of which could cause large redemptions or purchases in the underlying Price Funds. These actions could increase a Fund-of-Fund’s capital gains distributions, which may be taxable to shareholders who do not hold the Fund-of-Fund in a tax-deferred account, or have an adverse impact on an underlying Price Fund, including increasing the underlying Price Fund’s capital gains, portfolio turnover, and transaction costs. Such actions could also cause the underlying Price Fund to sell securities or invest additional cash at disadvantageous prices. In addition, changing an investment in an underlying Price Fund to a different share class of the underlying Price Fund could cause an increase to the expense ratio of one or more of the underlying Price Fund’s share classes. In an effort to minimize any potential adverse impacts on the underlying Price Funds, a Fund-of-Funds may purchase or redeem its shares of an underlying Price Fund gradually over time or seek to effect redemptions of shares in-kind when possible.

Term of Office and Length of Time Served

The directors serve until retirement, resignation, or election of a successor. The following table shows the year from which each director has served on each fund’s Board (or that of the corporation of which the fund is a series of).

Corporation	Number of Portfolios	Independent Directors
		Bazemore	Bianchetto	Duncan	Gerrard	McBride	Parrell	Walker
All-Cap Opportunities Fund	1	2018	2023	2013	2012	2013	2023	2021
Balanced Fund	1	2018	2023	2013	2012	2013	2023	2021
Blue Chip Growth Fund	1	2018	2023	2013	2012	2013	2023	2021
Capital Appreciation Fund	2	2018	2023	2013	2012	2013	2023	2021
Communications & Technology Fund	1	2018	2023	2013	2012	2013	2023	2021
Corporate Income Fund	1	2018	2023	2013	2013	2013	2023	2021
Credit Opportunities Fund	1	2018	2023	2014	2014	2014	2023	2021
Diversified Mid-Cap Growth Fund	1	2018	2023	2013	2012	2013	2023	2021
Dividend Growth Fund	1	2018	2023	2013	2012	2013	2023	2021
Equity Funds	6	2018	2023	2013	2012	2013	2023	2021
Equity Income Fund	1	2018	2023	2013	2012	2013	2023	2021
Financial Services Fund	1	2018	2023	2013	2012	2013	2023	2021
Floating Rate Fund	1	2018	2023	2013	2013	2013	2023	2021
Global Allocation Fund	1	2018	2023	2013	2013	2013	2023	2021
Global Funds	4	2018	2023	2013	2012	2013	2023	2021
Global Multi-Sector Bond Fund	1	2018	2023	2013	2013	2013	2023	2021
Global Real Estate Fund	1	2018	2023	2013	2012	2013	2023	2021
Global Technology Fund	1	2018	2023	2013	2012	2013	2023	2021
GNMA Fund	1	2018	2023	2013	2013	2013	2023	2021
Government Money Fund	1	2018	2023	2013	2013	2013	2023	2021
Growth Stock Fund	1	2018	2023	2013	2012	2013	2023	2021
Health Sciences Fund	1	2018	2023	2013	2012	2013	2023	2021
High Yield Fund	2	2018	2023	2013	2013	2013	2023	2021
Index Trust	6	2018	2023	2013	2012	2013	2023	2021
Inflation Protected Bond Fund	1	2018	2023	2013	2013	2013	2023	2021

Corporation	Number of Portfolios	Independent Directors
		Bazemore	Bianchetto	Duncan	Gerrard	McBride	Parrell	Walker
Institutional Income Funds	3	2018	2023	2013	2013	2013	2023	2021
Integrated Equity Funds	4	2018	2023	2013	2012	2013	2023	2021
Intermediate Tax-Free High Yield Fund	1	2018	2023	2014	2014	2014	2023	2021
International Funds	28	2018	2023	2013	2012	2013	2023	2021
International Index Fund	1	2018	2023	2013	2012	2013	2023	2021
Limited Duration Inflation Focused Bond Fund	1	2018	2023	2013	2013	2013	2023	2021
Mid-Cap Growth Fund	1	2018	2023	2013	2012	2013	2023	2021
Mid-Cap Value Fund	1	2018	2023	2013	2012	2013	2023	2021
Multi-Sector Account Portfolios	2	2018	2023	2013	2013	2013	2023	2021
Multi-Strategy Total Return Fund	1	2018	2023	2017	2017	2017	2023	2021
New Era Fund	1	2018	2023	2013	2012	2013	2023	2021
New Horizons Fund	1	2018	2023	2013	2012	2013	2023	2021
New Income Fund	1	2018	2023	2013	2013	2013	2023	2021
QM U.S. Bond Index Fund	1	2018	2023	2013	2013	2013	2023	2021
Real Assets Fund	1	2018	2023	2013	2012	2013	2023	2021
Real Estate Fund	1	2018	2023	2013	2012	2013	2023	2021
TRP Reserve Funds	3	2018	2023	2013	2013	2013	2023	2021
Retirement Funds	42	2018	2023	2013	2012	2013	2023	2021
Science & Technology Fund	1	2018	2023	2013	2012	2013	2023	2021
Short-Term Bond Fund	3	2018	2023	2013	2013	2013	2023	2021
Small-Cap Stock Fund	1	2018	2023	2013	2012	2013	2023	2021
Small-Cap Value Fund	1	2018	2023	2013	2012	2013	2023	2021
Spectrum Funds	3	2018	2023	2013	2012	2013	2023	2021
Spectrum Funds II	3	2018	2023	2013	2012	2013	2023	2021
State Tax-Free Funds	8	2018	2023	2013	2013	2013	2023	2021
Summit Income Funds	1	2018	2023	2013	2013	2013	2023	2021
Summit Municipal Funds	2	2018	2023	2013	2013	2013	2023	2021
Tax-Efficient Funds	1	2018	2023	2013	2012	2013	2023	2021
Tax-Exempt Money Fund	1	2018	2023	2013	2013	2013	2023	2021
Tax-Free High Yield Fund	1	2018	2023	2013	2013	2013	2023	2021
Tax-Free Income Fund	1	2018	2023	2013	2013	2013	2023	2021
Tax-Free Short-Intermediate Fund	1	2018	2023	2013	2013	2013	2023	2021
Total Return Fund	1	2018	2023	2016	2016	2016	2023	2021
U.S. Equity Research Fund	1	2018	2023	2013	2012	2013	2023	2021
U.S. Large-Cap Core Fund	1	2018	2023	2013	2012	2013	2023	2021
U.S. Treasury Funds	3	2018	2023	2013	2013	2013	2023	2021
Value Fund	1	2018	2023	2013	2012	2013	2023	2021

Corporation	Number of Portfolios	Interested Directors
		Oestreicher	Veiel
All-Cap Opportunities Fund	1	2018	2022
Balanced Fund	1	2018	2022
Blue Chip Growth Fund	1	2018	2022
Capital Appreciation Fund	2	2018	2022
Communications & Technology Fund	1	2018	2022
Corporate Income Fund	1	2018	2022
Credit Opportunities Fund	1	2018	2022
Diversified Mid-Cap Growth Fund	1	2018	2022
Dividend Growth Fund	1	2018	2022
Equity Funds	6	2018	2022
Equity Income Fund	1	2018	2022
Financial Services Fund	1	2018	2022
Floating Rate Fund	1	2018	2022
Global Allocation Fund	1	2018	2022
Global Funds	4	2018	2022
Global Multi-Sector Bond Fund	1	2018	2022
Global Real Estate Fund	1	2018	2022
Global Technology Fund	1	2018	2022
GNMA Fund	1	2018	2022
Government Money Fund	1	2018	2022
Growth Stock Fund	1	2018	2022
Health Sciences Fund	1	2018	2022
High Yield Fund	2	2018	2022
Index Trust	6	2018	2022
Inflation Protected Bond Fund	1	2018	2022
Institutional Income Funds	3	2018	2022
Integrated Equity Funds	4	2018	2022
Intermediate Tax-Free High Yield Fund	1	2018	2022
International Funds	28	2018	2022
International Index Fund	1	2018	2022
Limited Duration Inflation Focused Bond Fund	1	2018	2022
Mid-Cap Growth Fund	1	2018	2022
Mid-Cap Value Fund	1	2018	2022
Multi-Sector Account Portfolios	2	2018	2022
Multi-Strategy Total Return Fund	1	2018	2022
New Era Fund	1	2018	2022
New Horizons Fund	1	2018	2022
New Income Fund	1	2018	2022
QM U.S. Bond Index Fund	1	2018	2022
Real Assets Fund	1	2018	2022

Corporation	Number of Portfolios	Interested Directors
		Oestreicher	Veiel
Real Estate Fund	1	2018	2022
TRP Reserve Funds	3	2018	2022
Retirement Funds	42	2018	2022
Science & Technology Fund	1	2018	2022
Short-Term Bond Fund	3	2018	2022
Small-Cap Stock Fund	1	2018	2022
Small-Cap Value Fund	1	2018	2022
Spectrum Funds	3	2018	2022
Spectrum Funds II	3	2018	2022
State Tax-Free Funds	8	2018	2022
Summit Income Funds	1	2018	2022
Summit Municipal Funds	2	2018	2022
Tax-Efficient Funds	1	2018	2022
Tax-Exempt Money Fund	1	2018	2022
Tax-Free High Yield Fund	1	2018	2022
Tax-Free Income Fund	1	2018	2022
Tax-Free Short-Intermediate Fund	1	2018	2022
Total Return Fund	1	2018	2022
U.S. Equity Research Fund	1	2018	2022
U.S. Large-Cap Core Fund	1	2018	2022
U.S. Treasury Funds	3	2018	2022
Value Fund	1	2018	2022

Below is a table that sets forth certain information, as of January 31, 2024, concerning each person deemed to be an officer of the Price Funds.

Officers

Fund	Name	Position Held With Each Fund
All funds	David Oestreicher	Director, Principal Executive Officer, and Executive Vice President
	Alan S. Dupski	Principal Financial Officer, Vice President, and Treasurer
	Richard Sennett	Assistant Treasurer
	Armando (Dino) Capasso	Chief Compliance Officer and Vice President

	Jean-Marc Corredor	Vice President

	Cheryl Hampton	Vice President
	Benjamin Kersse	Vice President
	Paul J. Krug	Vice President
	Fran M. Pollack-Matz	Vice President and Secretary

	Robert P. McDavid	Vice President

	Ellen York	Vice President

	Cheryl L. Emory	Assistant Secretary

Below is a table that sets forth certain information, organized by fund, concerning each person deemed to be an officer of each fund. Information is provided as of January 31, 2024 unless otherwise noted.

Fund	Name	Position Held With Fund
All-Cap Opportunities Fund	Justin P. White	President
	Jason Adams	Vice President
	Ziad Bakri	Vice President
	Shaun Michael Currie	Vice President
	Chris Graff	Vice President
	Nabil Hanano	Vice President
	Kate Hobbs	Vice President
	Jeffrey Holford	Vice President
	Dante Pearson	Vice President
	Dominic Rizzo	Vice President
	Daniel Shear	Vice President
	Anthony Bruce Wang	Vice President
	Ari Weisband	Vice President
(For remaining officers, refer to the “All funds” table)
Balanced Fund	Charles M. Shriver	Co-President
	Toby M. Thompson	Co-President
	Robert M. Larkins	Vice President
	Wyatt A. Lee	Vice President
	Raymond A. Mills	Vice President
	Christina Dove Noonan	Vice President
	Sebastien Page	Vice President
	Rodney M. Rayburn	Vice President
	Amelia Seman	Vice President
	Guido F. Stubenrauch	Vice President
(For remaining officers, refer to the “All funds” table)
Blue Chip Growth Fund	Paul Greene II	President
	Jason Adams	Vice President
	Ziad Bakri	Vice President
	Jon Michael Friar	Vice President
	Kate Hobbs	Vice President
	Lu (Jacqueline) Liu	Vice President
	Jodi Love	Vice President
	George Marzano	Vice President
	Weijie (Vivian) Si	Vice President
	James Stillwagon	Vice President
	Alan Tu	Vice President
	Anthony Bruce Wang	Vice President
	Justin P. White	Vice President
(For remaining officers, refer to the “All funds” table)

Fund	Name	Position Held With Fund

Capital Appreciation Funds	David R. Giroux	President
Capital Appreciation Fund and Income Fund	Farris G. Shuggi	Executive Vice President
Capital Appreciation Fund	Paul Cho	Vice President
	Donald J. Easley	Vice President

	Matthew Frustaci	Vice President

	Steven D. Krichbaum	Vice President
	Kevin Patrick Loome	Vice President
	Simon Paterson	Vice President

	Sal Rais	Vice President
	Vivek Rajeswaran	Vice President

	Mike Signore	Vice President

	Brian Solomon	Vice President

	Matthew Stevenson	Vice President
	Chen Tian	Vice President
	Tamara P. Wiggs	Vice President
	Jon Davis Wood	Vice President
	Ashley R. Woodruff	Vice President

(For remaining officers, refer to the “All funds” table)

Communications & Technology Fund	James Stillwagon	President
	Gregory Dunham	Vice President
	David J. Eiswert	Vice President
	Joseph B. Fath	Vice President
	Chris Graff	Vice President
	Paul Greene II	Vice President
	Sam Johnson	Vice President
	Lu (Jacqueline) Liu	Vice President
	Ross MacMillan	Vice President
	Jennifer O’Hara Martin	Vice President
	Philip A. Nestico	Vice President
	Daniel Shear	Vice President
	Alan Tu	Vice President
	Justin P. White	Vice President
(For remaining officers, refer to the “All funds” table)

Fund	Name	Position Held With Fund
Corporate Income Fund	Steven E. Boothe	Co-President
	Lauren T. Wagandt	Co-President
	Michael Patrick Daley	Vice President
	Michael J. Grogan	Vice President
	Michael Lambe	Vice President
	Matthew Lawton	Vice President
	Samy B. Muaddi	Vice President
	Alexander S. Obaza	Vice President
	Miso Park	Vice President
	Walter Charles Peppelman	Vice President
	Theodore E. Robson	Vice President
	Elliot J. Shue	Vice President
	Jeanny Silva	Vice President
	Tyrone Smith	Vice President
	Mark Stodden	Vice President
	Pranay Subedi	Vice President
	Robert D. Thomas	Vice President
	Wesley Ross Trowbridge	Vice President
	Mitch Unger	Vice President
	Bineesha Wickremarachchi	Vice President
	James Woodward	Vice President
(For remaining officers, refer to the “All funds” table)
Credit Opportunities Fund	Rodney M. Rayburn	President
	Jason A. Bauer	Vice President
	Daniel Fox	Vice President
	Michael T. Hyland	Vice President
	John Park	Vice President
	Brian A. Rubin	Vice President
	Reena Tilva	Vice President
	Michael J. Trivino	Vice President
	Adam Trusley	Vice President
	David Alan Yatzeck	Vice President
(For remaining officers, refer to the “All funds” table)
Diversified Mid-Cap Growth Fund	Donald J. Peters	President
	Jason Adams	Vice President
	Kennard W. Allen	Vice President
	Stephanie Beebe	Vice President

	Ross MacMillan	Vice President
	Priyal Maniar	Vice President
	Sudhir Nanda	Vice President
	Weijie (Vivian) Si	Vice President
	Anthony Bruce Wang	Vice President
(For remaining officers, refer to the “All funds” table)

Fund	Name	Position Held With Fund
Dividend Growth Fund	Thomas J. Huber	President
	Jason Adams	Vice President
	Peter J. Bates	Vice President
	Shawn T. Driscoll	Vice President
	Jon Michael Friar	Vice President
	Ryan S. Hedrick	Vice President
	Melanie A. Abate Rizzo	Vice President
	Weijie (Vivian) Si	Vice President
	Gabriel Solomon	Vice President
	Steven Strycula	Vice President
	Anthony Bruce Wang	Vice President
(For remaining officers, refer to the “All funds” table)
Equity Funds	Joshua Nelson	Co-President

Hedged Equity Fund	Paul Greene II	Executive Vice President

Institutional Large-Cap Core Growth Fund	John D. Linehan	Executive Vice President
Large-Cap Growth Fund	Sean P. McWilliams	Executive Vice President
Large-Cap Value Fund	Gabriel Solomon	Executive Vice President

	Taymour R. Tamaddon	Executive Vice President
(For remaining officers, refer to the “All funds” table)

Equity Funds	Stephon Jackson	Co-President

Institutional Mid-Cap Equity Growth Fund	Brian W.H. Berghuis	Executive Vice President
Institutional Small-Cap Stock Fund	Alexander Paul Roik	Executive Vice President

	John F. Wakeman	Vice President
(For remaining officers, refer to the “All funds” table)
Equity Income Fund	John D. Linehan	President
	Jason Adams	Vice President
	Ziad Bakri	Vice President
	David Corris	Vice President
	Ryan S. Hedrick	Vice President
	Kate Hobbs	Vice President

	Shinwoo Kim	Vice President
	Gregory Locraft	Vice President
	George Marzano	Vice President
	Heather K. McPherson	Vice President
	Andy Peters	Vice President
	Melanie A. Abate Rizzo	Vice President
	Daniel Shear	Vice President
	Matthew J. Snowling	Vice President
	Preeta Ragavan Srinivasan	Vice President
	Steven Strycula	Vice President
(For remaining officers, refer to the “All funds” table)

Fund	Name	Position Held With Fund
Financial Services Fund	Matthew J. Snowling	President
	Elias Chrysostomou	Vice President
	Vincent Michael DeAugustino	Vice President
	Jon Michael Friar	Vice President
	Nina Gupta	Vice President

	Karim Laib	Vice President
	Shengrong Lau	Vice President
	Gregory Locraft	Vice President
	Jihong Min	Vice President
	John (Teddy) Oaks	Vice President
	Gabriel Solomon	Vice President
	Preeta Ragavan Srinivasan	Vice President
	Zenon Voyiatzis	Vice President
	Ari Weisband	Vice President
(For remaining officers, refer to the “All funds” table)
Floating Rate Fund	Paul M. Massaro	President
	Jason A. Bauer	Vice President
	Michael F. Connelly	Vice President
	Stephen M. Finamore	Vice President
	Daniel Fox	Vice President
	Justin T. Gerbereux	Vice President
	Michael J. McGonigle	Vice President
	Brian A. Rubin	Vice President
	Michael J. Trivino	Vice President
	Rebecca Willey	Vice President
(For remaining officers, refer to the “All funds” table)

Fund	Name	Position Held With Fund
Global Funds	Justin Thomson	President
Global Value Equity Fund	Sebastien Mallet	Executive Vice President
Institutional Emerging Markets Bond Fund	Eric C. Moffett	Executive Vice President
Institutional Emerging Markets Equity Fund	Samy B. Muaddi	Executive Vice President
Institutional International Disciplined Equity Fund	Federico Santilli	Executive Vice President
	Roy H. Adkins	Vice President
	Kennard W. Allen	Vice President
	Peter Ivanov Botoucharov	Vice President
	Tala Boulos	Vice President
	Carolyn Hoi Che Chu	Vice President
	Maria Elena Drew	Vice President
	Bridget A. Ebner	Vice President
	Aaron Gifford	Vice President
	Richard L. Hall	Vice President
	Arif Husain	Vice President
	Andrew J. Keirle	Vice President
	Christopher J. Kushlis	Vice President
	Anh Thi Lu	Vice President
	Tobias Fabian Mueller	Vice President
	Kenneth Antony Orchard	Vice President
	Oluwaseun Oyegunle	Vice President
	Gabriel Solomon	Vice President
	Verena Wachnitz	Vice President
	Marta Yago	Vice President
	Ernest C. Yeung	Vice President
(For remaining officers, refer to the “All funds” table)
Global Allocation Fund	Charles M. Shriver	Co-President
	Toby M. Thompson	Co-President
	David L. Clewell	Vice President
	Robert Lovette Harlow	Vice President
	Stefan Hubrich	Vice President
	Robert M. Larkins	Vice President
	Sean P. McWilliams	Vice President
	Christina Dove Noonan	Vice President
	Robert A. Panariello	Vice President
	Michael K. Sewell	Vice President
(For remaining officers, refer to the “All funds” table)

Fund	Name	Position Held With Fund
Global Multi-Sector Bond Fund	Kenneth Antony Orchard	President
	Steven E. Boothe	Vice President
	Christopher P. Brown	Vice President
	Vincent Chung	Vice President
	Michael F. Connelly	Vice President
	Ramon Roberto de Castro	Vice President
	Quentin S. Fitzsimmons	Vice President
	Arif Husain	Vice President
	Andrew J. Keirle	Vice President
	Steven M. Kohlenstein	Vice President
	Samy B. Muaddi	Vice President
	Nikolaj Schmidt	Vice President
	Saurabh Sud	Vice President
	Ju Yen Tan	Vice President
	Siby Thomas	Vice President
	James Woodward	Vice President
(For remaining officers, refer to the “All funds” table)
Global Real Estate Fund	Jai Kapadia	President
	Richard N. Clattenburg	Vice President

	Gregg Korondi	Vice President
	Raymond A. Mills	Vice President
	Philip A. Nestico	Vice President
	Preeta Ragavan Srinivasan	Vice President
	Kim Tracey	Vice President
	Pavel Vedrov	Vice President
	Charlene Wong	Vice President
	Marta Yago	Vice President
(For remaining officers, refer to the “All funds” table)
Global Technology Fund	Dominic Rizzo	President
	Kennard W. Allen	Vice President
	Stephanie Beebe	Vice President
	Christopher W. Carlson	Vice President
	Shawn T. Driscoll	Vice President
	Gregory Dunham	Vice President
	David J. Eiswert	Vice President
	Sam Johnson	Vice President
	Lu (Jacqueline) Liu	Vice President
	Ross MacMillan	Vice President
	Jennifer O’Hara Martin	Vice President
	Anna Nussbaum	Vice President
	Frank Shi	Vice President
	Joshua K. Spencer	Vice President
	James Stillwagon	Vice President
	Taymour R. Tamaddon	Vice President
	Anthony Bruce Wang	Vice President
	Ari Weisband	Vice President
(For remaining officers, refer to the “All funds” table)

Fund	Name	Position Held With Fund
GNMA Fund	Ramon Roberto de Castro	President
	Scott Edwin Ackerman	Vice President
	Derek S. Bosley	Vice President
	Christopher P. Brown	Vice President
	Justin Donald Campbell	Vice President
	Yongheon Lee	Vice President
	Lei Zhu	Vice President
(For remaining officers, refer to the “All funds” table)

Government Money Fund	Alexander S. Obaza	Co-President
	Douglas D. Spratley	Co-President

	Kathryn A. Floyd	Vice President
	Cheryl A. Mickel	Vice President
	Rachel Protzman	Vice President
	Kevin Reilly	Vice President
	Chen Shao	Vice President
	Mitch Unger	Vice President
	Blerina Uruci	Vice President

(For remaining officers, refer to the “All funds” table)
Growth Stock Fund	Joseph B. Fath	President
	Eric L. DeVilbiss	Vice President
	Shawn T. Driscoll	Vice President
	David J. Eiswert	Vice President
	Jon Michael Friar	Vice President
	Chris Graff	Vice President
	Paul Greene II	Vice President
	Sam Johnson	Vice President
	Jill Jortner	Vice President
	Jodi Love	Vice President
	Ross MacMillan	Vice President
	Robert W. Sharps	Vice President
	Taymour R. Tamaddon	Vice President
	Justin P. White	Vice President
(For remaining officers, refer to the “All funds” table)
Health Sciences Fund	Ziad Bakri	President
	Zachary Baca	Vice President
	Benjamin Bell	Vice President
	Colin Cotton	Vice President

	John Hall	Vice President
	Amanda Ho	Vice President
	Kate Hobbs	Vice President
	Jeffrey Holford	Vice President
	Jill Jortner	Vice President
	Taymour R. Tamaddon	Vice President
(For remaining officers, refer to the “All funds” table)

Fund	Name	Position Held With Fund

High Yield Fund	Paul M. Massaro	Co-President
High Yield Fund	Rodney M. Rayburn	Executive Vice President
	Jason A. Bauer	Vice President

	Michael F. Connelly	Vice President
	Michael Della Vedova	Vice President
	Stephen M. Finamore	Vice President
	Daniel Fox	Vice President

	Michael T. Hyland	Vice President

	John Park	Vice President

	Brian A. Rubin	Vice President
	Reena Tilva	Vice President
	Michael J. Trivino	Vice President
	David Alan Yatzeck	Vice President

(For remaining officers, refer to the “All funds” table)
High Yield Fund	Stephon Jackson	Co-President

U.S. High Yield Fund	Kevin Patrick Loome	Executive Vice President
	Jamie Chiarieri	Vice President

	Maron Deering	Vice President
	Matthew Fanandakis	Vice President
	Gregg Gola	Vice President
	Todd Nocella	Vice President

	Latika Signorelli	Vice President
	Douglas Zinser	Vice President
(For remaining officers, refer to the “All funds” table)

Index Trust	Neil Smith	President
Equity Index 500 Fund	Michael K. Sewell	Executive Vice President
Extended Equity Market Index Fund
Mid-Cap Index Fund
Small-Cap Index Fund
Total Equity Market Index Fund
U.S. Limited Duration TIPS Index Fund
(For remaining officers, refer to the “All funds” table)
Inflation Protected Bond Fund	Michael K. Sewell	President
	Stephen L. Bartolini	Vice President
	Ramon Roberto de Castro	Vice President
	Quentin S. Fitzsimmons	Vice President
	Geoffrey M. Hardin	Vice President
	Christopher J. Temple	Vice President
	Siby Thomas	Vice President
	Blerina Uruci	Vice President
(For remaining officers, refer to the “All funds” table)

Fund	Name	Position Held With Fund
Institutional Income Funds	Andrew C. McCormick	President

Institutional Floating Rate Fund	Robert M. Larkins	Executive Vice President
Institutional High Yield Fund	Paul M. Massaro	Executive Vice President
Institutional Long Duration Credit Fund	Rodney M. Rayburn	Executive Vice President
	Jason A. Bauer	Vice President

	Steven E. Boothe	Vice President
	Michael F. Connelly	Vice President
	Michael Patrick Daley	Vice President
	Amit Deshpande	Vice President
	Stephen M. Finamore	Vice President
	Daniel Fox	Vice President
	Justin T. Gerbereux	Vice President
	Michael J. Grogan	Vice President
	Michael Lambe	Vice President
	Yongheon Lee	Vice President
	Michael J. McGonigle	Vice President
	Samy B. Muaddi	Vice President
	Alexander S. Obaza	Vice President
	Miso Park	Vice President
	John Park	Vice President
	Theodore E. Robson	Vice President
	Brian A. Rubin	Vice President
	Jeanny Silva	Vice President
	Robert D. Thomas	Vice President
	Michael J. Trivino	Vice President
	Wesley Ross Trowbridge	Vice President
	Lauren T. Wagandt	Vice President
	Bineesha Wickremarachchi	Vice President
	Rebecca Willey	Vice President
	James Woodward	Vice President
	David Alan Yatzeck	Vice President

(For remaining officers, refer to the “All funds” table)

Integrated Equity Funds	Peter Stournaras	President

Integrated Global Equity Fund	David Corris	Executive Vice President
Integrated U.S. Large-Cap Value Equity Fund	Prashant G. Jeyaganesh	Executive Vice President
Integrated U.S. Small-Cap Growth Equity Fund	Vidya Kadiyam	Executive Vice President
Integrated U.S. Small-Mid Cap Core Equity Fund	Sudhir Nanda	Executive Vice President
	Jordan S. Pryor	Executive Vice President
	Rinald Murataj	Vice President

(For remaining officers, refer to the “All funds” table)

Fund	Name	Position Held With Fund
Intermediate Tax-Free High Yield Fund	James M. Murphy	President
	Ralph Lee Arnold Jr.	Executive Vice President
	Colin T. Bando	Executive Vice President
	Daniel Chihorek	Vice President
	Davis Collins	Vice President
	Kathryn A. Floyd	Vice President
	Charles B. Hill	Vice President

	Thomas Dylan Jones	Vice President
	Michael Kane	Vice President
	John Leard	Vice President
	Domingo Villarruel	Vice President
(For remaining officers, refer to the “All funds” table)
International Funds	Justin Thomson	President
Africa & Middle East Fund	Jason Adams	Executive Vice President
Asia Opportunities Fund	Ulle Adamson	Executive Vice President
China Evolution Equity Fund	Harishankar Balkrishna	Executive Vice President
Dynamic Credit Fund	Robert Scott Berg	Executive Vice President
Dynamic Global Bond Fund	Archibald Ciganer Albeniz	Executive Vice President
Emerging Europe Fund	Richard N. Clattenburg	Executive Vice President
Emerging Markets Bond Fund	Michael F. Connelly	Executive Vice President
Emerging Markets Corporate Bond Fund	Michael Della Vedova	Executive Vice President
Emerging Markets Discovery Stock Fund	David J. Eiswert	Executive Vice President
Emerging Markets Local Currency Bond Fund	Quentin S. Fitzsimmons	Executive Vice President
Emerging Markets Stock Fund	Benjamin Griffiths	Executive Vice President
European Stock Fund	Arif Husain	Executive Vice President
Global Consumer Fund	Andrew J. Keirle	Executive Vice President
Global Growth Stock Fund	Anh Thi Lu	Executive Vice President
Global High Income Bond Fund	Colin McQueen	Executive Vice President
Global Impact Equity Fund	Raymond A. Mills	Executive Vice President
Global Industrials Fund	Jihong Min	Executive Vice President
Global Stock Fund	Eric C. Moffett	Executive Vice President
International Bond Fund	Samy B. Muaddi	Executive Vice President
International Bond Fund (USD Hedged)	Tobias Fabian Mueller	Executive Vice President
International Disciplined Equity Fund	Kenneth Antony Orchard	Executive Vice President
International Discovery Fund	Oluwaseun Oyegunle	Executive Vice President
International Stock Fund	Federico Santilli	Executive Vice President
International Value Equity Fund	Weijie (Vivian) Si	Executive Vice President
Japan Fund	Scott D. Solomon	Executive Vice President
Latin America Fund	Saurabh Sud	Executive Vice President
New Asia Fund	Siby Thomas	Executive Vice President

Overseas Stock Fund	Verena Wachnitz	Executive Vice President

	Ernest C. Yeung	Executive Vice President
	Wenli Zheng	Executive Vice President
	Mariel Abreu	Vice President
	Roy H. Adkins	Vice President
	Syed Haider Ali	Vice President
	Kennard W. Allen	Vice President
	Paulina Amieva	Vice President

Fund	Name	Position Held With Fund
	Ziad Bakri	Vice President
	Sheena L. Barbosa	Vice President
	Jason A. Bauer	Vice President
	Luis Martin Baylac	Vice President
	Steven E. Boothe	Vice President
	Peter Ivanov Botoucharov	Vice President
	Tala Boulos	Vice President
	Christopher P. Brown	Vice President
	Shiu Tak (Sheldon) Chan	Vice President
	Andrew Chang	Vice President
	Carolyn Hoi Che Chu	Vice President
	Vincent Chung	Vice President
	Richard de los Reyes	Vice President
	Iona Dent	Vice President
	Maria Elena Drew	Vice President
	Shawn T. Driscoll	Vice President
	Bridget A. Ebner	Vice President
	Dawei Feng	Vice President
	Justin T. Gerbereux	Vice President
	Aaron Gifford	Vice President
	Vishnu Vardhan Gopal	Vice President
	Shaoyu Guo	Vice President
	Richard L. Hall	Vice President
	Nabil Hanano	Vice President
	Jeffrey Holford	Vice President
	Stefan Hubrich	Vice President
	Michael Jacobs	Vice President
	Randal Spero Jenneke	Vice President

	Yoichiro Kai	Vice President
	Jacob H. Kann	Vice President
	Jai Kapadia	Vice President

	Christopher J. Kushlis	Vice President
	Shengrong Lau	Vice President
	Lu (Jacqueline) Liu	Vice President
	Johannes Loefstrand	Vice President
	Sebastien Mallet	Vice President
	Jennifer O’Hara Martin	Vice President
	Ryan Martyn	Vice President
	Ivan Morozov	Vice President
	Razan Nasser	Vice President
	Todd Reese	Vice President
	Melanie A. Abate Rizzo	Vice President
	David L. Rowlett	Vice President
	Nikolaj Schmidt	Vice President
	Sebastian Schrott	Vice President
	Joshua K. Spencer	Vice President
	David Stanley	Vice President
	Taymour R. Tamaddon	Vice President

Fund	Name	Position Held With Fund
	Ju Yen Tan	Vice President
	Sin Dee Tan	Vice President
	Rupinder Vig	Vice President
	Willem Visser	Vice President
	Christopher Vost	Vice President
	Zenon Voyiatzis	Vice President
	Hiroshi Watanabe	Vice President
	James Woodward	Vice President
	Marta Yago	Vice President
	Benjamin T. Yeagle	Vice President
(For remaining officers, refer to the “All funds” table)
International Equity Index Fund	Neil Smith	President
	E. Frederick Bair	Vice President
	Craig A. Thiese	Vice President
	Michael T. Wehn	Vice President
(For remaining officers, refer to the “All funds” table)
Limited Duration Inflation Focused Bond Fund	Michael K. Sewell	President
	Stephen L. Bartolini	Vice President
	Ramon Roberto de Castro	Vice President
	Quentin S. Fitzsimmons	Vice President
	Geoffrey M. Hardin	Vice President
	Wyatt A. Lee	Vice President
	Christopher J. Temple	Vice President
	Siby Thomas	Vice President
	Blerina Uruci	Vice President
(For remaining officers, refer to the “All funds” table)
Mid-Cap Growth Fund	Brian W.H. Berghuis	President
	John F. Wakeman	Executive Vice President
	Francisco Alonso	Vice President
	Donald J. Easley	Vice President
	Peter (Matt) Mahon	Vice President

	Brad Moldin	Vice President
	Rohit Pandey	Vice President
	Simon Paterson	Vice President
	Vivek Rajeswaran	Vice President
	Emily Scudder	Vice President
	Courtney Sheldon	Vice President
	Jon Davis Wood	Vice President
	Ashley R. Woodruff	Vice President
	Nina Xu	Vice President
(For remaining officers, refer to the “All funds” table)

Fund	Name	Position Held With Fund
Mid-Cap Value Fund	Vincent Michael DeAugustino	President
	Stephanie Beebe	Vice President
	Christopher W. Carlson	Vice President
	Richard de los Reyes	Vice President
	Vincent Michael DeAugustino	Vice President
	Ryan S. Hedrick	Vice President

	Josepha Kaufman	Vice President
	Priyal Maniar	Vice President
	Heather K. McPherson	Vice President
	John (Teddy) Oaks	Vice President
	Andy Peters	Vice President
	Melanie A. Abate Rizzo	Vice President
	Gabriel Solomon	Vice President
(For remaining officers, refer to the “All funds” table)
Multi-Sector Account Portfolios	Steven E. Boothe	President
Floating Rate Multi-Sector Account Portfolio	Ramon Roberto de Castro	Executive Vice President

Mortgage-Backed Securities Multi-Sector Account Portfolio	Stephen M. Finamore	Executive Vice President
	Andrew J. Keirle	Executive Vice President
	Samy B. Muaddi	Executive Vice President
	Rodney M. Rayburn	Executive Vice President
	Siby Thomas	Executive Vice President

	Mariel Abreu	Vice President
	Scott Edwin Ackerman	Vice President
	Roy H. Adkins	Vice President
	Stephen L. Bartolini	Vice President
	Jason A. Bauer	Vice President
	Derek S. Bosley	Vice President
	Peter Ivanov Botoucharov	Vice President
	Tala Boulos	Vice President
	Christopher P. Brown	Vice President
	Justin Donald Campbell	Vice President

	Justin Donald Campbell	Vice President

	Shiu Tak (Sheldon) Chan	Vice President
	Carolyn Hoi Che Chu	Vice President
	Michael F. Connelly	Vice President
	Michael Patrick Daley	Vice President
	Daniel Fox	Vice President
	Justin T. Gerbereux	Vice President
	Aaron Gifford	Vice President
	Michael J. Grogan	Vice President
	Shaoyu Guo	Vice President
	Richard L. Hall	Vice President
	Arif Husain	Vice President
	Christopher J. Kushlis	Vice President
	Michael Lambe	Vice President
	Yongheon Lee	Vice President
	Paul M. Massaro	Vice President
	Michael J. McGonigle	Vice President

Fund	Name	Position Held With Fund
	Ivan Morozov	Vice President
	Razan Nasser	Vice President
	Ka Yi Claire Ng	Vice President
	Alexander S. Obaza	Vice President
	Kenneth Antony Orchard	Vice President
	Miso Park	Vice President
	John Park	Vice President
	Theodore E. Robson	Vice President
	Brian A. Rubin	Vice President
	Jeanny Silva	Vice President
	David Stanley	Vice President
	Ju Yen Tan	Vice President
	Robert D. Thomas	Vice President
	Michael J. Trivino	Vice President
	Wesley Ross Trowbridge	Vice President
	Willem Visser	Vice President
	Lauren T. Wagandt	Vice President
	Bineesha Wickremarachchi	Vice President
	Rebecca Willey	Vice President
	James Woodward	Vice President
	David Alan Yatzeck	Vice President
	Lei Zhu	Vice President
(For remaining officers, refer to the “All funds” table)

Multi-Strategy Total Return Fund	Stefan Hubrich	Co-President
	Christopher Faulkner-MacDonagh	Co-President

	Arif Husain	Vice President
	John D. Linehan	Vice President
	Sebastien Page	Vice President
	Charles M. Shriver	Vice President
	Justin Thomson	Vice President
(For remaining officers, refer to the “All funds” table)
New Era Fund	Shinwoo Kim	President
	Richard de los Reyes	Vice President
	Shawn T. Driscoll	Vice President
	Ryan S. Hedrick	Vice President

	Vineet Khanna	Vice President
	Priyal Maniar	Vice President
	Ryan Martyn	Vice President
	Kevin Mastalerz	Vice President
	Heather K. McPherson	Vice President
	John Corbin Qian	Vice President
	Duncan Scott	Vice President
	Thomas Alexander Shelmerdine	Vice President
(For remaining officers, refer to the “All funds” table)

Fund	Name	Position Held With Fund
New Horizons Fund	Joshua K. Spencer	President
	Ziad Bakri	Vice President
	Harishankar Balkrishna	Vice President
	Stephanie Beebe	Vice President
	Christina Brathwaite	Vice President
	Christopher W. Carlson	Vice President
	Shaun Michael Currie	Vice President
	Gregory Dunham	Vice President
	Jon Michael Friar	Vice President
	Nabil Hanano	Vice President
	Ross MacMillan	Vice President
	Maria Aimee Muller	Vice President
	Dante Pearson	Vice President
	Dhiren Shah	Vice President
	Weijie (Vivian) Si	Vice President
	Alan Tu	Vice President
(For remaining officers, refer to the “All funds” table)
New Income Fund	Stephen L. Bartolini	Co-President
	Saurabh Sud	Co-President
	Jason A. Bauer	Vice President
	Steven E. Boothe	Vice President
	Christopher P. Brown	Vice President
	Ramon Roberto de Castro	Vice President
	Anna Alexandra Dreyer	Vice President
	Geoffrey M. Hardin	Vice President
	Robert M. Larkins	Vice President
	Matthew Lawton	Vice President
	Samy B. Muaddi	Vice President
	Lauren T. Wagandt	Vice President
(For remaining officers, refer to the “All funds” table)
QM U.S. Bond Index Fund	Robert M. Larkins	President
	Stephen L. Bartolini	Vice President
	Christopher P. Brown	Vice President
	Amit Deshpande	Vice President
	Anna Alexandra Dreyer	Vice President
	Yongheon Lee	Vice President
	Lauren T. Wagandt	Vice President
(For remaining officers, refer to the “All funds” table)

Fund	Name	Position Held With Fund
Real Assets Fund	Richard Coghlan	Co-President
	Christopher Faulkner-MacDonagh	Co-President
	E. Frederick Bair	Vice President
	Richard de los Reyes	Vice President
	Matthew A. Howell	Vice President

	Shinwoo Kim	Vice President
	Sebastien Page	Vice President
	Robert A. Panariello	Vice President
	John Corbin Qian	Vice President
	Michael K. Sewell	Vice President
	Charles M. Shriver	Vice President
	J. Zachary Wood	Vice President
(For remaining officers, refer to the “All funds” table)

Real Estate Fund	Gregg Korondi	President

	Thomas J. Huber	Vice President

	Philip A. Nestico	Vice President
	Dante Pearson	Vice President
	Jane K. Rivers	Vice President
	Theodore E. Robson	Vice President
	Weijie (Vivian) Si	Vice President
	Preeta Ragavan Srinivasan	Vice President
	Charlene Wong	Vice President
(For remaining officers, refer to the “All funds” table)
TRP Reserve Investment Funds	Douglas D. Spratley	President
Government Reserve Fund	Matthew W. Novak	Executive Vice President

Transition Fund	Bradley R. Raglin	Executive Vice President
Treasury Reserve Fund	Kathryn A. Floyd	Vice President
	Cheryl A. Mickel	Vice President
	Rachel Protzman	Vice President

	Kevin Reilly	Vice President
	Peter J. Roehrig	Vice President
	William Evan Scheiner	Vice President
	Chen Shao	Vice President
	Neil Smith	Vice President
	Mitch Unger	Vice President
	Blerina Uruci	Vice President
	Michael T. Wehn	Vice President
	Arnold N. Welsh Jr.	Vice President

(For remaining officers, refer to the “All funds” table)
Retirement Funds	Kimberly E. DeDominicis	Co-President
Retirement 2005 Fund	Andrew G. Jacobs Van Merlen	Co-President
Retirement 2010 Fund	Wyatt A. Lee	Co-President
Retirement 2015 Fund	Stephen L. Bartolini	Vice President
Retirement 2020 Fund	Richard de los Reyes	Vice President
Retirement 2025 Fund	David J. Eiswert	Vice President
Retirement 2030 Fund	Arif Husain	Vice President

Fund	Name	Position Held With Fund
Retirement 2035 Fund	Paul M. Massaro	Vice President
Retirement 2040 Fund	Matthew W. Novak	Vice President
Retirement 2045 Fund	Sebastien Page	Vice President
Retirement 2050 Fund	Robert A. Panariello	Vice President
Retirement 2055 Fund	Darren Scheinberg	Vice President
Retirement 2060 Fund	Charles M. Shriver	Vice President
Retirement 2065 Fund	Guido F. Stubenrauch	Vice President
Retirement Balanced Fund	Justin Thomson	Vice President

Retirement Blend 2005 Fund	James A. Tzitzouris Jr.	Vice President
Retirement Blend 2010 Fund	Justin P. White	Vice President
Retirement Blend 2015 Fund

Retirement Blend 2020 Fund
Retirement Blend 2025 Fund
Retirement Blend 2030 Fund
Retirement Blend 2035 Fund
Retirement Blend 2040 Fund
Retirement Blend 2045 Fund
Retirement Blend 2050 Fund
Retirement Blend 2055 Fund
Retirement Blend 2060 Fund
Retirement Blend 2065 Fund

Retirement Income 2020 Fund
Retirement Income 2025 Fund
Target 2005 Fund
Target 2010 Fund
Target 2015 Fund
Target 2020 Fund
Target 2025 Fund
Target 2030 Fund
Target 2035 Fund
Target 2040 Fund
Target 2045 Fund
Target 2050 Fund
Target 2055 Fund
Target 2060 Fund
Target 2065 Fund
(For remaining officers, refer to the “All funds” table)

Fund	Name	Position Held With Fund

Science & Technology Fund	Anthony Bruce Wang	President
	Kennard W. Allen	Vice President

	Bill Bai	Vice President
	Stephanie Beebe	Vice President
	Gregory Dunham	Vice President
	David J. Eiswert	Vice President
	Paul Greene II	Vice President
	Sam Johnson	Vice President
	Lu (Jacqueline) Liu	Vice President
	Ross MacMillan	Vice President
	Anna Nussbaum	Vice President
	Dominic Rizzo	Vice President
	Frank Shi	Vice President
	Joshua K. Spencer	Vice President
	James Stillwagon	Vice President
	Alan Tu	Vice President

(For remaining officers, refer to the “All funds” table)
Short Term Bond Funds	Cheryl A. Mickel	President
Short Duration Income	Steven M. Kohlenstein	Executive Vice President
Short-Term Bond Fund	Alexander S. Obaza	Executive Vice President
Ultra Short-Term Bond Fund	Michael F. Reinartz	Executive Vice President
	Austin Applegate	Vice President
	Christopher P. Brown	Vice President
	Shiu Tak (Sheldon) Chan	Vice President
	Jason T. Collins	Vice President
	Michael F. Connelly	Vice President
	Ramon Roberto de Castro	Vice President
	Levent Demirekler	Vice President
	Charles B. Hill	Vice President
	Matthew Lawton	Vice President
	Samy B. Muaddi	Vice President
	Rachel Protzman	Vice President
	Michael K. Sewell	Vice President
	Chen Shao	Vice President
	Douglas D. Spratley	Vice President
	Siby Thomas	Vice President
	Lauren T. Wagandt	Vice President
(For remaining officers, refer to the “All funds” table)

Fund	Name	Position Held With Fund

Small-Cap Stock Fund	Alexander Paul Roik	President

	Christopher T. Fortune	Vice President
	Daniel Biros Hirsch	Vice President
	Peter (Matt) Mahon	Vice President

	Rekha Marda	Vice President
	Curt J. Organt	Vice President
	Simon Paterson	Vice President
	Robert T. Quinn	Vice President
	Sal Rais	Vice President

	Stephen Roseberry	Vice President
	John David Wagner	Vice President
	Nina Xu	Vice President
	Yan Zhang	Vice President
(For remaining officers, refer to the “All funds” table)
Small-Cap Value Fund	John David Wagner	President
	Francisco Alonso	Vice President
	Paul Cho	Vice President
	Dean Ebozue	Vice President
	Christopher T. Fortune	Vice President
	Christian M. O’Neill	Vice President
	Curt J. Organt	Vice President
	Simon Paterson	Vice President
	Robert T. Quinn	Vice President
	Alexander Paul Roik	Vice President
	Farris G. Shuggi	Vice President
	Nina Xu	Vice President
(For remaining officers, refer to the “All funds” table)
Spectrum Funds	Charles M. Shriver	Co-President
Spectrum Diversified Equity Fund	Toby M. Thompson	Co-President
Spectrum Income Fund	Stephen L. Bartolini	Vice President
Spectrum International Equity Fund	Richard de los Reyes	Vice President
	David J. Eiswert	Vice President
	Arif Husain	Vice President
	Wyatt A. Lee	Vice President
	Paul M. Massaro	Vice President
	Christina Dove Noonan	Vice President
	Sebastien Page	Vice President
	Robert A. Panariello	Vice President
	Amelia Seman	Vice President
	Guido F. Stubenrauch	Vice President
	Justin Thomson	Vice President
	Justin P. White	Vice President
(For remaining officers, refer to the “All funds” table)

Fund	Name	Position Held With Fund
Spectrum Funds II	Charles M. Shriver	Co-President
Spectrum Conservative Allocation Fund	Toby M. Thompson	Co-President
Spectrum Moderate Allocation Fund	E. Frederick Bair	Vice President
Spectrum Moderate Growth Allocation Fund	Stephen L. Bartolini	Vice President
	Richard de los Reyes	Vice President
	David J. Eiswert	Vice President
	Arif Husain	Vice President
	Wyatt A. Lee	Vice President
	Paul M. Massaro	Vice President
	Raymond A. Mills	Vice President
	Christina Dove Noonan	Vice President
	Sebastien Page	Vice President
	Robert A. Panariello	Vice President
	Amelia Seman	Vice President
	Guido F. Stubenrauch	Vice President
	Justin Thomson	Vice President
	Justin P. White	Vice President
(For remaining officers, refer to the “All funds” table)
State Tax-Free Funds	James M. Murphy	President
California Tax-Free Bond Fund	Austin Applegate	Executive Vice President
Georgia Tax-Free Bond Fund	Charles B. Hill	Executive Vice President

Maryland Short-Term Tax-Free Bond Fund	Douglas D. Spratley	Executive Vice President
Maryland Tax-Free Bond Fund	Timothy G. Taylor	Executive Vice President
Maryland Tax-Free Money Fund	Ralph Lee Arnold Jr.	Vice President
New Jersey Tax-Free Bond Fund	Colin T. Bando	Vice President
New York Tax-Free Bond Fund	Daniel Chihorek	Vice President
Virginia Tax-Free Bond Fund	Davis Collins	Vice President
Maryland Short-Term Tax-Free Bond Fund	Sarah J. Engle	Vice President

	Kathryn A. Floyd	Vice President

	Thomas Dylan Jones	Vice President
	Michael Kane	Vice President

	Matthew T. Larkin	Vice President

	John Leard	Vice President
	James T. Lynch	Vice President
	Rachel Protzman	Vice President
	Kevin Reilly	Vice President
	Chen Shao	Vice President
	Mitch Unger	Vice President
	Blerina Uruci	Vice President
	Domingo Villarruel	Vice President

(For remaining officers, refer to the “All funds” table)

Fund	Name	Position Held With Fund

Summit Funds	Alexander S. Obaza	Co-President
Cash Reserves Fund	Douglas D. Spratley	Co-President

	Kathryn A. Floyd	Vice President
	Cheryl A. Mickel	Vice President
	Rachel Protzman	Vice President
	Kevin Reilly	Vice President
	Chen Shao	Vice President
	Mitch Unger	Vice President
	Blerina Uruci	Vice President

(For remaining officers, refer to the “All funds” table)
Summit Municipal Funds	James M. Murphy	President
Summit Municipal Income Fund	Austin Applegate	Executive Vice President
Summit Municipal Intermediate Fund	Charles B. Hill	Executive Vice President

	Ralph Lee Arnold Jr.	Vice President
	Colin T. Bando	Vice President
	Daniel Chihorek	Vice President
	Davis Collins	Vice President
	Sarah J. Engle	Vice President
	Kathryn A. Floyd	Vice President

	Thomas Dylan Jones	Vice President
	Michael Kane	Vice President

	Matthew T. Larkin	Vice President

	John Leard	Vice President
	James T. Lynch	Vice President
	Timothy G. Taylor	Vice President
	Domingo Villarruel	Vice President
(For remaining officers, refer to the “All funds” table)
Tax-Efficient Funds	Donald J. Peters	President
Tax-Efficient Equity Fund	Kennard W. Allen	Vice President
	Ziad Bakri	Vice President
	Kate Hobbs	Vice President
	Anna Nussbaum	Vice President
	Weijie (Vivian) Si	Vice President
	Matthew J. Snowling	Vice President
	James Stillwagon	Vice President
	Steven Strycula	Vice President
	Anthony Bruce Wang	Vice President
	Mark R. Weigman	Vice President
(For remaining officers, refer to the “All funds” table)

Fund	Name	Position Held With Fund

Tax-Exempt Money Fund	Alexander S. Obaza	Co-President
	Douglas D. Spratley	Co-President

	Kathryn A. Floyd	Vice President
	Cheryl A. Mickel	Vice President
	Rachel Protzman	Vice President
	Kevin Reilly	Vice President
	Chen Shao	Vice President
	Mitch Unger	Vice President
	Blerina Uruci	Vice President

(For remaining officers, refer to the “All funds” table)
Tax-Free High Yield Fund	James M. Murphy	President
	Ralph Lee Arnold Jr.	Executive Vice President
	Colin T. Bando	Executive Vice President
	Daniel Chihorek	Vice President
	Davis Collins	Vice President
	Kathryn A. Floyd	Vice President

	Thomas Dylan Jones	Vice President
	Michael Kane	Vice President
	Timothy G. Taylor	Vice President
	Domingo Villarruel	Vice President
(For remaining officers, refer to the “All funds” table)

Tax-Free Income Fund	Timothy G. Taylor	President

	Austin Applegate	Vice President
	Ralph Lee Arnold Jr.	Vice President
	Sarah J. Engle	Vice President
	Charles B. Hill	Vice President
	Thomas Dylan Jones	Vice President

	Matthew T. Larkin	Vice President

	James T. Lynch	Vice President
	James M. Murphy	Vice President
(For remaining officers, refer to the “All funds” table)
Tax-Free Short-Intermediate Fund	Charles B. Hill	President
	Thomas Dylan Jones	Vice President
	John Leard	Vice President
	James T. Lynch	Vice President
(For remaining officers, refer to the “All funds” table)

Fund	Name	Position Held With Fund
Total Return Fund	Christopher P. Brown	Co-President
	Anna Alexandra Dreyer	Co-President
	Stephen L. Bartolini	Vice President
	Jason A. Bauer	Vice President
	Robert M. Larkins	Vice President
	Yongheon Lee	Vice President
	Pradeep Manikonda	Vice President
	Kenneth Antony Orchard	Vice President
	Saurabh Sud	Vice President
	Christopher J. Temple	Vice President
(For remaining officers, refer to the “All funds” table)
U.S. Equity Research Fund	Ann M. Holcomb	Co-President
	Jason Nogueira	Co-President
	Jason Benjamin Polun	Co-President
	Jason Adams	Vice President
	Kennard W. Allen	Vice President
	Christopher W. Carlson	Vice President
	Joseph B. Fath	Vice President
	Jon Michael Friar	Vice President
	Alexa M. Gagliardi	Vice President
	Ryan S. Hedrick	Vice President
	Weijie (Vivian) Si	Vice President
	Matthew J. Snowling	Vice President
	James Stillwagon	Vice President
	Anthony Bruce Wang	Vice President
	Justin P. White	Vice President
(For remaining officers, refer to the “All funds” table)
U.S. Large-Cap Core Fund	Shawn T. Driscoll	President
	Stephanie Beebe	Vice President
	Ryan S. Hedrick	Vice President
	Kate Hobbs	Vice President
	Jacob H. Kann	Vice President
	Kevin Mastalerz	Vice President
	John (Teddy) Oaks	Vice President
	Jason Benjamin Polun	Vice President
	John Corbin Qian	Vice President
	Dhiren Shah	Vice President
	Daniel Shear	Vice President
	Weijie (Vivian) Si	Vice President
	Steven Strycula	Vice President
(For remaining officers, refer to the “All funds” table)

Fund	Name	Position Held With Fund

U.S. Treasury Funds	Arif Husain	President

U.S. Treasury Intermediate Index Fund	Michael K. Sewell	Executive Vice President
U.S. Treasury Long-Term Index Fund	Douglas D. Spratley	Executive Vice President
U.S. Treasury Money Fund	Stephen L. Bartolini	Vice President
	Kathryn A. Floyd	Vice President
	Geoffrey M. Hardin	Vice President
	Cheryl A. Mickel	Vice President
	Rachel Protzman	Vice President
	Kevin Reilly	Vice President
	Chen Shao	Vice President
	Christopher J. Temple	Vice President
	Mitch Unger	Vice President
	Blerina Uruci	Vice President

(For remaining officers, refer to the “All funds” table)
Value Fund	Ryan S. Hedrick	President
	Shawn T. Driscoll	Vice President
	Jon Michael Friar	Vice President
	Amanda Ho	Vice President
	Jill Jortner	Vice President
	Josepha Kaufman	Vice President
	Jason Leblang	Vice President
	William Ledley	Vice President
	John D. Linehan	Vice President
	Gregory Locraft	Vice President
	Heather K. McPherson	Vice President
	Anna Nussbaum	Vice President
	Melanie A. Abate Rizzo	Vice President
	Lee Sandquist	Vice President
	Charlotte Wang	Vice President
(For remaining officers, refer to the “All funds” table)

Below is a table that sets forth certain information, as of January 31, 2024, regarding each person deemed to be an officer of the Price Funds.

Officers

Name, Year of Birth, and Principal Occupation(s) During Past Five Years	Position(s) Held With Fund(s)
Mariel Abreu, 1981 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, International Funds and Multi-Sector Account Portfolios
Scott Edwin Ackerman, 1987 Vice President, T. Rowe Price	Vice President, GNMA Fund and Multi-Sector Account Portfolios
Jason Adams, 1979 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

Executive Vice President, International Funds; Vice President, All-Cap Opportunities Fund, Blue Chip Growth Fund, Diversified Mid-Cap Growth Fund, Dividend Growth Fund, Equity Income Fund, and U.S. Equity Research Fund

Ulle Adamson, CFA, 1979 Vice President, T. Rowe Price Group, Inc. and Price International	Executive Vice President, International Funds
Roy H. Adkins, 1970 Vice President, T. Rowe Price Group, Inc. and Price International	Vice President, Global Funds, International Funds, and Multi-Sector Account Portfolios

Name, Year of Birth, and Principal Occupation(s) During Past Five Years	Position(s) Held With Fund(s)
Archibald Ciganer Albeniz, CFA, 1976 Director and Vice President, Price Japan; Vice President, T. Rowe Price Group, Inc.	Executive Vice President, International Funds
Syed Haider Ali, 1970 Vice President, Price Hong Kong, Price Singapore, and T. Rowe Price Group, Inc.	Vice President, International Funds

Kennard W. Allen, 1977 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Diversified Mid-Cap Growth Fund, Global Funds, Global Technology Fund, International Funds, Science & Technology, Tax-Efficient Funds, and U.S. Equity Research Fund
Francisco Alonso, 1978 Vice President, Price Investment Management, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company	Executive Vice President, Equity Funds; Vice President, Mid-Cap Growth Fund and Small-Cap Value Fund

Paulina Amieva, 1981 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, International Funds
Austin Applegate, 1974 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Executive Vice President, State Tax-Free Funds Summit Municipal Funds; Vice President, Short-Term Bond Fund, Tax-Free Income Fund, and Tax-Free Short-Intermediate Fund
Ralph Lee Arnold, Jr., CFA, CPA, 1970 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Executive Vice President, Intermediate Tax-Free High Yield Fund and Tax-Free High Yield Fund; Vice President, Summit Municipal Funds and Tax-Free Income Fund
Zachary Baca, 1990 Vice President, T. Rowe Price; formerly Associate, Rock Springs Capital (to 2020)	Vice President, Health Sciences Fund
Bill Bai, 1985 Vice President, Price Hong Kong and T. Rowe Price Group; formerly Executive Director and Senior Analyst, Destination Partners Asset Management (to 2019)	Vice President, Science & Technology Fund
E. Frederick Bair, CFA, CPA, 1969 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company	Vice President, International Index Fund, Real Assets Fund, and Spectrum Funds II
Ziad Bakri, M.D., CFA, 1980 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	President, Health Sciences Fund; Vice President, All-Cap Opportunities Fund, Blue Chip Growth Fund, Equity Income Fund, International Funds, New Horizons Fund, and Tax-Efficient Funds
Harishankar Balkrishna, 1983 Vice President, T. Rowe Price Group, Inc. and Price International	Executive Vice President, International Funds; Vice President, New Horizons Fund
Colin T. Bando, CFA, 1987 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Executive Vice President, Intermediate Tax-Free High Yield Fund and Tax-Free High Yield Fund; Vice President, State Tax-Free Funds and Summit Municipal Funds
Sheena L. Barbosa, 1983 Vice President, Price Hong Kong and T. Rowe Price Group, Inc.	Vice President, International Funds
Stephen L. Bartolini, CFA, 1977 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company

Co-President, New Income Fund; Vice President, Inflation Protected Bond Fund, Limited Duration Inflation Focused Bond Fund, Multi-Sector Account Portfolios, QM U.S. Bond Index Fund, Retirement Funds, Spectrum Funds, Spectrum Funds II, Total Return Fund, and U.S. Treasury Funds

Peter J. Bates, CFA, 1974 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Dividend Growth Fund
Jason A. Bauer, 1979 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Credit Opportunities Fund, Floating Rate Fund, High Yield Fund, Institutional Income Funds, International Funds, Multi-Sector Account Portfolios, New Income Fund, and Total Return Fund
Luis Martin Baylac, 1982 Vice President, T. Rowe Price Group, Inc. and Price International	Vice President, International Funds

Stephanie Beebe, 1990

Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; formerly student, The Wharton School, University of Pennsylvania (to 2020); summer intern, T. Rowe Price (2018); Investment Banking Associate, Bank of America Merrill Lynch (to 2018)

Vice President, Diversified Mid-Cap Growth Fund, Global Technology Fund, Mid-Cap Value Fund, New Horizons Fund, Science & Technology Fund, and U.S. Large-Cap Core Fund

Name, Year of Birth, and Principal Occupation(s) During Past Five Years	Position(s) Held With Fund(s)

Benjamin Bell, Ph.D., 1990

Employee, T. Rowe Price; formerly Analyst, Catalio Capital Management (to 2021); Postdoctoral Fellow, Johns Hopkins Drug Discovery Center (to 2021); student, Johns Hopkins School of Medicine (to 2019)

Vice President, Health Sciences Fund
Robert Scott Berg, CFA, 1972 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company	Executive Vice President, International Funds
Brian W.H. Berghuis, CFA, 1958 Vice President, Price Investment Management, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company	President, Mid-Cap Growth Fund; Executive Vice President, Equity Funds
Steven E. Boothe, CFA, 1977 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	President, Multi-Sector Account Portfolios; Co-President, Corporate Income Fund; Vice President, Global Multi-Sector Bond Fund, Institutional Income Funds, International Funds, and New Income Fund
Derek S. Bosley, 1983 Vice President, T. Rowe Price	Vice President, GNMA Fund and Multi-Sector Account Portfolios
Peter Ivanov Botoucharov, 1965 Vice President, T. Rowe Price Group, Inc. and Price International	Vice President, Global Funds, International Funds, and Multi-Sector Account Portfolios
Tala Boulos, 1984 Vice President, T. Rowe Price Group, Inc. and Price International	Vice President, Global Funds, International Funds, and Multi-Sector Account Portfolios
Christina Brathwaite, 1989 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; formerly Analyst, JP Morgan Securities (to 2019)	Vice President, New Horizons Fund
Christopher P. Brown, CFA, 1977 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

Co-President, Total Return Fund; Vice President, Global Multi-Sector Bond Fund, GNMA Fund, International Funds, Multi-Sector Account Portfolios, New Income Fund, QM U.S. Bond Index Fund, and Short-Term Bond Fund

Justin Donald Campbell, 1992 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, GNMA Fund and Multi-Sector Account Portfolios

Armando (Dino) Capasso, 1974

Chief Compliance Officer and Vice President, T. Rowe Price and Price Investment Management; Vice President, T. Rowe Price Group, Inc.; formerly, Chief Compliance Officer, PGIM Investments LLC and AST Investment Services, Inc. (ASTIS) (to 2022); Chief Compliance Officer, PGIM Retail Funds complex and Prudential Insurance Funds (to 2022); Vice President and Deputy Chief Compliance Officer, PGIM Investments LLC and ASTIS (to 2019)

Chief Compliance Officer and Vice President, all funds
Christopher W. Carlson, 1967 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Global Technology Fund, Mid-Cap Value Fund, New Horizons Fund, and U.S. Equity Research Fund
Shiu Tak (Sheldon) Chan, 1981 Vice President, Price International and T. Rowe Price Group, Inc.	Vice President, International Funds, Multi-Sector Account Portfolios, and Short-Term Bond Fund
Andrew Chang, 1983 Vice President, Price Singapore and T. Rowe Price Group, Inc.	Vice President, International Funds

Jamie Chiarieri, 1978

Vice President, T. Rowe Price and Price Investment Management; formerly Associate Director, Senior Private Placements Analyst at Macquarie Asset Management (to 2021); Credit Analyst, Henderson Global Investors (to 2017)

Vice President, High Yield Fund
Daniel Chihorek, 1984 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Intermediate Tax-Free High Yield Fund, State Tax-Free Funds, Summit Municipal Funds, and Tax-Free High Yield Fund
Paul Cho, 1986 Vice President, Price Investment Management and T. Rowe Price Group, Inc.	Vice President, Capital Appreciation Fund and Small-Cap Value Fund
Elias Chrysostomou, CFA, 1980 Vice President, T. Rowe Price Group, Inc. and Price International; formerly Financials Sector Specialist, Lazard Asset Management (to 2019)	Vice President, Financial Services Fund
Carolyn Hoi Che Chu, 1974 Vice President, Price Hong Kong and T. Rowe Price Group, Inc.	Vice President, Global Funds, International Funds, and Multi-Sector Account Portfolios

Name, Year of Birth, and Principal Occupation(s) During Past Five Years	Position(s) Held With Fund(s)
Vincent Chung, 1988 Vice President, T. Rowe Price Group, Inc. and Price International; formerly Investment Analyst/Trader, Observatory Capital Management LLP (to 2019)	Vice President, Global Multi-Sector Bond Fund and International Funds
Richard N. Clattenburg, CFA, 1979 Vice President, Price Singapore, T. Rowe Price, T. Rowe Price Group, Inc., Price International, and T. Rowe Price Trust Company	Executive Vice President, International Funds; Vice President, Global Real Estate Fund
David L. Clewell, 1984 Vice President, T. Rowe Price, Price Japan, and T. Rowe Price Group, Inc.	Vice President, Global Allocation Fund
Richard Coghlan, Ph.D., 1961 Vice President, Price Japan, T. Rowe Price, and T. Rowe Price Group, Inc.	Co-President, Real Assets Fund
Davis Collins, CFA, 1989 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, State Tax-Free Funds, Summit Income Funds, Summit Municipal Funds, Tax-Exempt Money Fund, and Tax-Free High Yield Fund
Jason T. Collins, CFA, 1971 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company	Vice President, Short-Term Bond Fund
Michael F. Connelly, CFA, 1977 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

Executive Vice President, International Funds; Vice President, Floating Rate Fund, Global Multi-Sector Bond Fund, High Yield Fund, Institutional Income Funds, Multi-Sector Account Portfolios, and Short-Term Bond Fund

Jean-Marc Corredor, 1976 Vice President, Price International, Price Investment Management, Price Investment Services, T. Rowe Price, T. Rowe Price Group, and T. Rowe Price Trust Company	Vice President, all funds

David Corris, 1975 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; formerly Head of Disciplined Equities and Portfolio Manager, Bank of Montreal Global Asset Management (to 2021)	Executive Vice President, Integrated Equity Funds; Vice President, Equity Income Fund
Colin Cotton, M.D., 1993 Employee, T. Rowe Price; formerly student, University of Cincinnati College of Medicine (to 2022); Business Development Analyst intern, CinRx Pharma (to 2018)	Vice President, Health Sciences Fund
Shaun Michael Currie, 1986 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, All-Cap Opportunities Fund and New Horizons Fund
Michael Patrick Daley, 1981 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Corporate Income Fund, Institutional Income Funds, and Multi-Sector Account Portfolios

Ramon Roberto de Castro, 1966 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

President, GNMA Fund; Executive Vice President, Multi-Sector Account Portfolios; Vice President, Global Multi-Sector Bond Fund, Inflation Protected Bond Fund, Limited Duration Inflation Focused Bond Fund, New Income Fund, and Short-Term Bond Fund

Richard de los Reyes, 1975 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company	Vice President, International Funds, Mid-Cap Value Fund, New Era Fund, Real Assets Fund, Retirement Funds, Spectrum Funds, and Spectrum Funds II

Vincent Michael DeAugustino, 1983 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	President, Mid-Cap Value Fund, Vice President, Financial Services Fund
Kimberly E. DeDominicis, 1976 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., Price International, and T. Rowe Price Trust Company	Co-President, Retirement Funds
Maron Deering, 1980 Vice President, Price Investment Management and T. Rowe Price Group, Inc.; formerly Principal, Maplewood Capital, LLC (to 2020)	Vice President, High Yield Fund (serves only with respect to the U.S. High Yield Fund)
Michael Della Vedova, 1969 Vice President, T. Rowe Price Group, Inc. and Price International	Executive Vice President, International Funds; Vice President, High Yield Fund
Levent Demirekler, CFA, 1974 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Short-Term Bond Fund
Iona Dent, CFA, 1991 Vice President, T. Rowe Price Group, Inc. and Price International	Vice President, International Funds

Name, Year of Birth, and Principal Occupation(s) During Past Five Years	Position(s) Held With Fund(s)
Amit Deshpande, CFA, FRM, 1972 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Institutional Income Funds and QM U.S. Bond Index Fund
Eric L. DeVilbiss, CFA, 1983 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Growth Stock Fund
Christina Dove Noonan, 1988 Vice President, T. Rowe Price	Vice President, Balanced Fund, Global Allocation Fund, Spectrum Fund, and Spectrum Funds II
Maria Elena Drew, 1973 Vice President, T. Rowe Price Group, Inc. and Price International	Vice President, Global Funds and International Funds
Anna Alexandra Dreyer, Ph.D., CFA, 1981 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Co-President, Total Return Fund; Vice President, New Income Fund and QM U.S. Bond Index Fund
Shawn T. Driscoll, 1975 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company	President, U.S. Large-Cap Core Fund, Vice President, Dividend Growth Fund, Global Technology Fund, Growth Stock Fund, International Funds, and New Era Fund
Gregory Dunham, CFA, 1974 Vice President, T. Rowe Price and T. Rowe Price Group	Vice President, Communications & Technology Fund, Global Technology Fund, New Horizons Fund, and Science & Technology Fund
Alan S. Dupski, CPA, 1982 Vice President, Price Investment Management, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company	Principal Financial Officer, Vice President, and Treasurer, all funds
Donald J. Easley, CFA, 1971 Vice President, Price Investment Management and T. Rowe Price Group, Inc.	Vice President, Capital Appreciation Fund and Mid-Cap Growth Fund
Bridget A. Ebner, 1970 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Global Funds and International Funds
Dean Ebozue, 1992 Employee, T. Rowe Price; formerly student, Columbia Business School (to 2021); Investment Consultant, Morgan Stanley (to 2019)	Vice President, Small-Cap Value Fund
David J. Eiswert, CFA, 1972 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

Executive Vice President, International Funds; Vice President, Communications & Technology Fund, Global Technology Fund, Growth Stock Fund, Retirement Funds, Science & Technology Fund, Spectrum Funds, and Spectrum Funds II

Cheryl Emory, 1963

Assistant Vice President and Assistant Secretary, T. Rowe Price; Assistant Secretary, T. Rowe Price Group, Price Investment Management, Price International, Price Hong Kong, Price Singapore, Price Investment Services, T. Rowe Price Retirement Plan Services and T. Rowe Price Trust Company

Assistant Secretary, all funds
Sarah J. Engle, 1979 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Intermediate Tax-Free High Yield Fund, State Tax-Free Funds, Summit Municipal Funds, Tax-Free High Yield Fund, and Tax-Free Income Fund
Matthew Fanandakis, CFA, 1983 Vice President, Price Investment Management and T. Rowe Price Group, Inc.	Vice President, High Yield Fund
Joseph B. Fath, CPA, 1971 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company	President, Growth Stock Fund; Vice President, Communications & Technology Fund and U.S. Equity Research Fund

Christopher Faulkner-MacDonagh, 1969 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company	Co-President, Multi-Strategy Total Return Fund and Real Assets Fund

Dawei Feng, 1979 Vice President, Price Hong Kong and T. Rowe Price Group, Inc.	Vice President, International Funds
Stephen M. Finamore, CFA, 1976 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company	Executive Vice President, Multi-Sector Account Portfolios; Vice President, Floating Rate Fund, High Yield Fund, and Institutional Income Funds
Quentin S. Fitzsimmons, 1968 Vice President, T. Rowe Price Group, Inc. and Price International	Executive Vice President, International Funds, Vice President, Global Multi-Sector Bond Fund, Inflation Protected Bond Fund, and Limited Duration Inflation Focused Bond Fund

Name, Year of Birth, and Principal Occupation(s) During Past Five Years	Position(s) Held With Fund(s)
Kathryn A. Floyd, CFA, 1982 Employee, T. Rowe Price

Vice President, Government Money Fund, Intermediate Tax-Free High Yield Fund, State Tax-Free Funds, Summit Funds, Summit Municipal Funds, Tax-Exempt Money Fund, Tax-Free High Yield Fund, TRP Reserve Investment Funds, and U.S. Treasury Funds

Christopher T. Fortune, 1973 Vice President, Price Investment Management and T. Rowe Price Group, Inc.	Vice President, Small-Cap Stock Fund and Small-Cap Value Fund
Daniel Fox, CFA, 1985 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Credit Opportunities Fund, Floating Rate Fund, High Yield Fund, Institutional Income Funds, and Multi-Sector Account Portfolios
Jon Michael Friar, 1982 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Blue Chip Growth Fund, Dividend Growth Fund, Financial Services Fund, Growth Stock Fund, New Horizons Fund, U.S. Equity Research Fund, and Value Fund

Matthew Frustaci, 1990

Vice President, Price Investment Management and T. Rowe Price Group, Inc.; formerly student, The Wharton School, University of Pennsylvania (to 2020); summer intern, T. Rowe Price (2019)

Vice President, Capital Appreciation Fund
Alexa M. Gagliardi, 1988 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company	Vice President, U.S. Equity Research Fund
Justin T. Gerbereux, CFA, 1975 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company	Vice President, Floating Rate Fund, High Yield Fund, Institutional Income Funds, International Funds, and Multi-Sector Account Portfolios
Aaron Gifford, CFA, 1987 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Global Funds, International Funds, and Multi-Sector Account Portfolios
David R. Giroux, CFA, 1975 Vice President, Price Investment Management, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company	President, Capital Appreciation Fund

Gregg Gola, CFA, 1965 Vice President, Price Investment Management and T. Rowe Price Group, Inc.	Vice President, High Yield Fund

Vishnu Vardhan Gopal, 1979 Vice President, Price International and T. Rowe Price Group, Inc.	Vice President, International Funds
Chris Graff, 1985 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; formerly Partner -Investment Team, Sequoia Capital Global Equities (to 2020)	Vice President, All-Cap Opportunities Fund, Communications & Technology Fund, and Growth Stock Fund
Joel Grant, 1978 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, International Funds
Paul Greene II, 1978 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	President, Blue Chip Growth Fund; Executive Vice President, Equity Funds; Vice President, Communications & Technology Fund, Growth Stock Fund, and Science & Technology Fund
Benjamin Griffiths, CFA, 1977 Vice President, T. Rowe Price Group, Inc. and Price International	Executive Vice President, International Funds
Michael J. Grogan, CFA, 1971 Vice President, T. Rowe Price and T. Rowe Price Group Inc.	Vice President, Corporate Income Fund, Institutional Income Funds, and Multi-Sector Account Portfolios
Shaoyu Guo, 1992 Vice President, Price Hong Kong and T. Rowe Price Group, Inc.; formerly Economist, JP Morgan (to 2020)	Vice President, International Funds and Multi-Sector Account Portfolios
Nina Gupta, 1975 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; formerly Sector Head, Allianz Global Investors (to 2021); Senior Analyst, Portables Partners (to 2014)	Vice President, Financial Services Fund
John Hall, 1977 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Health Sciences Fund
Richard L. Hall, 1979 Vice President, T. Rowe Price and T. Rowe Price Group Inc.	Vice President, Global Funds, International Funds, and Multi-Sector Account Portfolios

Name, Year of Birth, and Principal Occupation(s) During Past Five Years	Position(s) Held With Fund(s)

Cheryl Hampton, CPA, 1969

Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company; formerly Tax Director, Invesco Ltd. (to 2021); Vice President, Oppenheimer Funds, Inc. (to 2019)

Vice President, all funds
Nabil Hanano, CFA, 1984 Vice President, T. Rowe Price Group, Inc. and Price International	Vice President, All-Cap Opportunities Fund, International Funds, and New Horizons Fund
Geoffrey M. Hardin, 1971 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Inflation Protected Bond Fund, Limited Duration Inflation Focused Bond Fund, New Income Fund, and U.S. Treasury Funds
Robert Lovette Harlow, CAIA, CFA, 1986 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Global Allocation Fund
Ryan S. Hedrick, CFA, 1980 Vice President, T. Rowe Price, T. Rowe Price Group Inc., and T. Rowe Price Trust Company	President, Value Fund; Vice President, Dividend Growth Fund, Equity Income Fund, Mid-Cap Value Fund, New Era Fund, U.S. Equity Research Fund, and U.S. Large-Cap Core Fund
Charles B. Hill, CFA, 1961 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

President, Intermediate Tax-Free High Yield Fund, Tax-Free Short-Intermediate Fund; Executive Vice President, State Tax-Free Funds and Summit Municipal Funds; Vice President, Short-Term Bond Fund, Tax-Free High Yield Fund, and Tax-Free Income Fund

Daniel Biros Hirsch, CFA, 1985 Vice President, Price Investment Management and T. Rowe Price Group, Inc.	Vice President, Small-Cap Stock Fund
Amanda Ho, 1993 Employee, T. Rowe Price; formerly summer intern, T. Rowe Price (to 2020); Revenue Strategy, Senior Analyst, Snap, Inc. (to 2019)	Vice President, Health Sciences Fund and Value Fund
Kate Hobbs, 1982 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; formerly Portfolio Manager, Millennium Partners (to 2020); Senior Analyst, Citadel LLC, Aptigon Capital (to 2018)	Vice President, All-Cap Opportunities Fund, Blue Chip Growth Fund, Equity Income Fund, Health Sciences Fund, Tax-Efficient Funds, and U.S. Large-Cap Core Fund
Ann M. Holcomb, CFA, 1972 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company	Co-President, U.S. Equity Research Fund
Jeffrey Holford, Ph.D., ACA, 1972 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, All-Cap Opportunities Fund, Health Sciences Fund, and International Funds
Matthew A. Howell, IMC, 1974 Vice President, T. Rowe Price Group, Inc. and Price International	Vice President, Real Assets Fund
Thomas J. Huber, CFA, 1966 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company	President, Dividend Growth Fund; Vice President, Real Estate Fund
Stefan Hubrich, Ph.D., CFA, 1974 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Co-President, Multi-Strategy Total Return Fund; Vice President, Global Allocation Fund and International Funds

Arif Husain, CFA, 1972 Vice President, T. Rowe Price Group, Inc. and Price International

President, U.S. Treasury Funds; Executive Vice President, International Funds; Vice President, Global Funds, Global Multi-Sector Bond Fund, Multi-Sector Account Portfolios, Multi-Strategy Total Return Fund, Retirement Funds, Spectrum Funds, and Spectrum Funds II

Michael T. Hyland, 1979 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Credit Opportunities Fund and High Yield Fund
Stephon Jackson, CFA, 1962 Director and President, Price Investment Management; Vice President, T. Rowe Price Group, Inc.	Co-President, Equity Funds and High Yield Fund
Andrew G. Jacobs Van Merlen, 1978 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., Price International, and T. Rowe Price Trust Company	Co-President, Retirement Funds
Michael Jacobs, 1971 Vice President, Price Japan, T. Rowe Price Group, Inc., and Price International	Vice President, International Funds

Randal Spero Jenneke, 1971 Vice President, T. Rowe Price Group, Inc.; Director and Vice President, Price Australia	Vice President, International Funds

Name, Year of Birth, and Principal Occupation(s) During Past Five Years	Position(s) Held With Fund(s)
Prashant G. Jeyaganesh, 1983 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Executive Vice President, Integrated Equity Funds
Sam Johnson, 1992 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Communications & Technology Fund, Global Technology Fund, Growth Stock Fund, and Science & Technology Fund

Thomas Dylan Jones, CFA, 1971 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Intermediate Tax-Free High Yield Fund, State Tax-Free Funds, Summit Municipal Funds, Tax-Free High Yield Fund, Tax-Free Income Fund, and Tax-Free Short-Intermediate Fund
Jill Jortner, 1977 Vice President, T. Rowe Price; formerly Research Analyst, Iridian Asset Management (to 2022)	Vice President, Growth Stock Fund, Health Sciences Fund, and Value Fund
Vidya Kadiyam, CFA, 1980 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Executive Vice President, Integrated Equity Funds
Yoichiro Kai, 1973 Vice President, Price Singapore, T. Rowe Price Group, Inc., and Price International	Vice President, International Funds
Michael Kane, 1982 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; formerly Research Analyst, GW&K Investments (to 2019)	Vice President, Intermediate Tax-Free High Yield Fund, State Tax-Free Funds, Summit Municipal Funds, and Tax-Free High Yield Fund
Jacob H. Kann, CFA, 1987 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, International Funds and U.S. Large-Cap Core Fund
Jai Kapadia, 1982 Vice President, Price Hong Kong and T. Rowe Price Group, Inc.	President, Global Real Estate Fund; Vice President, International Funds
Josepha Kaufman, 1973 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; formerly Managing Director, Senior Analyst, Epoch Investment Partners (to 2021)	Vice President, Mid-Cap Value Fund and Value Fund
Andrew J. Keirle, 1974 Vice President, T. Rowe Price Group, Inc. and Price International	Executive Vice President, International Funds and Multi-Sector Account Portfolios; Vice President, Global Funds and Global Multi-Sector Bond Fund
Benjamin Kersse, CPA, 1989 Vice President, T. Rowe Price	Vice President, all funds
Vineet Khanna, 1989 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, New Era Fund
Shinwoo Kim, 1977 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	President, New Era Fund; Vice President, Equity Income Fund and Real Assets Fund

Steven M. Kohlenstein, CFA, 1987 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Executive Vice President, Short-Term Bond Fund; Vice President, Global Multi-Sector Bond Fund

Gregg Korondi, 1976 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; formerly Managing Director, LaSalle Investment Management Securities (to 2019)	President, Real Estate Fund; Vice President, Global Real Estate Fund

Steven D. Krichbaum, 1977 Vice President, Price Investment Management and T. Rowe Price Group, Inc.	Vice President, Capital Appreciation Fund
Paul J. Krug, CPA, 1964 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company	Vice President, all funds
Christopher J. Kushlis, CFA, 1976 Vice President, T. Rowe Price Group, Inc. and Price International	Vice President, Global Funds, International Funds, and Multi-Sector Account Portfolios
Karim Laib, CFA, 1989 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; formerly Equity Analyst, Blackrock, Inc. (to 2022); Equity Analyst, Global Equity Research (to 2017)	Vice President, Financial Services Fund
Michael Lambe, CFA, 1977 Vice President, T. Rowe Price Group, Inc. and Price International	Vice President, Corporate Income Fund, Institutional Income Funds, and Multi-Sector Account Portfolios

Matthew T. Larkin, 1983 Vice President, T. Rowe Price	Vice President, State Tax-Free Funds, Summit Municipal Funds, and Tax-Free Income Fund

Name, Year of Birth, and Principal Occupation(s) During Past Five Years	Position(s) Held With Fund(s)
Robert M. Larkins, CFA, 1973 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company	President, QM U.S. Bond Index Fund; Executive Vice President, Institutional Income Funds; Vice President, Balanced Fund, Global Allocation Fund, New Income Fund, and Total Return Fund
Shengrong Lau, 1982 Vice President, Price Singapore and T. Rowe Price Group, Inc.	Vice President, Financial Services Fund and International Funds
Matthew Lawton, CFA, 1983 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Corporate Income Fund, New Income Fund, and Short-Term Bond Fund
John Leard, CFA, 1985 Assistant Vice President, T. Rowe Price	Vice President, Intermediate Tax-Free High Yield Fund, State Tax-Free Funds, Summit Municipal Funds, and Tax-Free Short-Intermediate Fund

Jason Leblang, 1991

Employee, T. Rowe Price; formerly student, The University of Chicago Booth School of Business (to 2021); Vice President-U.S. Institutional Equity Sales, Bank of America Merrill Lynch (to 2019)

Vice President, Value Fund

William Ledley, CFA, 1992

Employee, T. Rowe Price; formerly student, Columbia Business School (to 2022); Research Associate, Capital Group (to 2020); Equity Research Associate, Cowen and Company (to 2018)

Vice President, Value Fund
Wyatt A. Lee, CFA, 1971 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company	Co-President, Retirement Funds; Vice President, Balanced Fund, Limited Duration Inflation Focused Bond Fund, Spectrum Funds, and Spectrum Funds II
Yongheon Lee, 1975 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, GNMA Fund, Institutional Income Funds, Multi-Sector Account Portfolios, QM U.S. Bond Index Fund, and Total Return Fund
John D. Linehan, CFA, 1965 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company	President, Equity Income Fund; Executive Vice President, Equity Funds; Vice President, Multi-Strategy Total Return Fund and Value Fund
Lu (Jacqueline) Liu, 1979 Vice President, Price Hong Kong and T. Rowe Price Group, Inc.	Vice President, Blue Chip Growth Fund, Communications & Technology Fund, Global Technology Fund, International Funds, and Science & Technology Fund
Gregory Locraft, 1971 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Equity Income Fund, Financial Services Fund, and Value Fund
Johannes Loefstrand, 1988 Vice President, T. Rowe Price Group, Inc. and Price International	Vice President, International Funds
Kevin Patrick Loome, CFA, 1967 Vice President, Price Investment Management and T. Rowe Price Group, Inc.	Executive Vice President, High Yield Fund; Vice President, Capital Appreciation Fund
Jodi Love, 1977 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; formerly Managing Director, Jennison Associates LLC (to 2019)	Vice President, Blue Chip Growth Fund and Growth Stock Fund
Anh Thi Lu, 1968 Vice President, Price Hong Kong, Price International, and T. Rowe Price Group, Inc.	Executive Vice President, International Funds; Vice President, Global Funds

James T. Lynch, CFA, 1983 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, State Tax-Free Funds, Summit Municipal Funds, Tax-Free Income Fund, and Tax-Free Short-Intermediate Fund
Ross MacMillan, 1970 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; formerly Managing Director, RBC Capital Markets (to 2019)	Vice President, Communications & Technology Fund, Diversified Mid-Cap Growth Fund, Global Technology Fund, Growth Stock Fund, New Horizons Fund, and Science & Technology Fund
Peter (Matt) Mahon, 1985 Vice President, Price Investment Management and T. Rowe Price Group, Inc.	Vice President, Mid-Cap Growth Fund and Small-Cap Stock Fund

Sebastien Mallet, 1974 Vice President, T. Rowe Price Group, Inc. and Price International	Executive Vice President, Global Funds; Vice President, International Funds

Priyal Maniar, CFA, 1991

Vice President, T. Rowe Price and T. Rowe Price Group, Inc; formerly Senior Research Analyst, Brandywine Global (to 2021); Financial Institutions Group Analyst, BlackRock (to 2014)

Vice President, Diversified Mid-Cap Growth Fund, Mid-Cap Value Fund, and New Era Fund
Pradeep Manikonda, 1981 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Total Return Fund

Name, Year of Birth, and Principal Occupation(s) During Past Five Years	Position(s) Held With Fund(s)

Rekha Marda, 1987 Vice President, Price Investment Management and T. Rowe Price Group, Inc.	Vice President, Small-Cap Stock Fund
Jennifer O’Hara Martin, 1972 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Communications & Technology Fund, Global Technology Fund, and International Funds

Ryan Martyn, 1979 Vice President, T. Rowe Price Group, Inc., Price International, and Price Australia	Vice President, International Funds and New Era Fund

George Marzano, 1980 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Blue Chip Growth Fund and Equity Income Fund

Paul M. Massaro, CFA, 1975 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company

President, Floating Rate Fund; Co-President, High Yield Fund; Executive Vice President, Institutional Income Funds; Vice President, Multi-Sector Account Portfolios, Retirement Funds, Spectrum Funds, and Spectrum Fund II

Kevin Mastalerz, 1984 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, New Era Fund and U.S. Large-Cap Core Fund

Andrew C. McCormick, 1960 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company	President, Institutional Income Funds and U.S. Treasury Funds
Robert P. McDavid, 1972 Vice President, T. Rowe Price, Price Investment Management, Price Investment Services, and T. Rowe Price Trust Company	Vice President, all funds

Michael J. McGonigle, 1966 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Floating Rate Fund, Institutional Income Funds, and Multi-Sector Account Portfolios

Heather K. McPherson, CPA, 1967 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Equity Income Fund, Mid-Cap Value Fund, New Era Fund, and Value Fund
Colin McQueen, 1967 Vice President, T. Rowe Price Group, Inc. and Price International; formerly Senior Investment Manager, Global Equities, Sanlam FOUR Investments UK Limited (to 2019)	Executive Vice President, International Funds
Sean P. McWilliams, 1988 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Executive Vice President, Equity Funds; Vice President, Global Allocation Fund
Cheryl A. Mickel, CFA, 1967 Director and Vice President, T. Rowe Price Trust Company; Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	President, Short-Term Bond Fund; Vice President, Government Money Fund, TRP Reserve Investment Funds, Summit Income Funds, Tax-Exempt Money Fund, and U.S. Treasury Funds
Raymond A. Mills, Ph.D., CFA, 1960 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., Price International, and T. Rowe Price Trust Company	Executive Vice President, International Funds; Vice President, Balanced Fund, Global Real Estate Fund, and Spectrum Funds II
Jihong Min, 1979 Vice President, Price Singapore and T. Rowe Price Group, Inc.	Executive Vice President, International Funds; Vice President, Financial Serviced Fund
Eric C. Moffett, 1974 Vice President, Price Singapore and T. Rowe Price Group, Inc.	Executive Vice President, Global Funds and International Funds
Brad Moldin, 1979 Vice President, Price Investment Management and T. Rowe Price Group, Inc.; formerly Equity Research Analyst, Fidelity Investments (to 2019)	Vice President, Mid-Cap Growth Fund
Ivan Morozov, CFA, 1987 Vice President, T. Rowe Price Group, Inc. and Price International	Vice President, International Funds and Multi-Sector Account Portfolios
Samy B. Muaddi, CFA, 1984 Vice President, T. Rowe Price, Price International, T. Rowe Price Group, Inc., and T. Rowe Trust Company

Executive Vice President, Global Funds, International Funds, and Multi-Sector Account Portfolios; Vice President, Corporate Income Fund, Global Multi-Sector Bond Fund, Institutional Income Funds, New Income Fund, and Short-Term Bond Fund

Tobias Fabian Mueller, CFA, 1980 Vice President, T. Rowe Price Group, Inc. and Price International	Executive Vice President, International Funds; Vice President, Global Funds
Maria Aimee Muller, 1986 Vice President, T. Rowe Price Group, Inc. and Price International	Vice President, New Horizons Fund
Rinald Murataj, Ph.D., 1989 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Integrated Equity Funds

Name, Year of Birth, and Principal Occupation(s) During Past Five Years	Position(s) Held With Fund(s)
James M. Murphy, CFA, 1967 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	President, Intermediate Tax-Free High Yield Fund, State Tax-Free Funds, Summit Municipal Funds, and Tax-Free High Yield Fund; Vice President, Tax-Free Income Fund
Sudhir Nanda, Ph.D., CFA, 1959 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Executive Vice President, Integrated Equity Funds; Vice President, Diversified Mid-Cap Growth Fund
Razan Nasser, 1985 Vice President, T. Rowe Price Group, Inc. and Price International; formerly Senior Economist, HSBC Bank Middle East Ltd (to 2019)	Vice President, International Funds and Multi-Sector Account Portfolios
Joshua Nelson, 1977 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., Price International, and T. Rowe Price Trust Company	Co-President, Equity Funds
Philip A. Nestico, 1976 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Communications & Technology Fund, Global Real Estate Fund, and Real Estate Fund
Ka Yi Claire Ng, 1984 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Multi-Sector Account Portfolios
Todd Nocella, CFA, 1981 Vice President, Price Investment Management and T. Rowe Price Group, Inc.	Vice President, High Yield Fund
Jason Nogueira, CFA, 1974 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Co-President, U.S. Equity Research Fund
Matthew W. Novak, 1983 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Executive Vice President, TRP Reserve Investment Funds; Vice President, Retirement Funds
Anna Nussbaum, CFA, 1994 Employee, T. Rowe Price; formerly Equity Research Associate, William Blair & Company (to 2020)	Vice President, Global Technology Fund, Science & Technology Fund, Tax-Efficient Funds, and Value Fund
John (Teddy) Oaks, CFA, 1992 Employee, T. Rowe Price	Vice President, Financial Services Fund, Mid-Cap Value Fund, and U.S. Large-Cap Core Fund

Alexander S. Obaza, 1981 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company

Co-President, Government Money Fund, Summit Funds, and Tax-Exempt Money Fund; Executive Vice President, Short-Term Bond Fund; Vice President, Corporate Income Fund, Institutional Income Funds, and Multi-Sector Account Portfolios

Christian M. O’Neill, 1969 Vice President, Price Investment Management and T. Rowe Price Group, Inc.	Vice President, Small-Cap Value Fund
Kenneth Antony Orchard, 1975 Vice President, T. Rowe Price Group, Inc. and Price International	President, Global Multi-Sector Bond Fund; Executive Vice President, International Funds; Vice President, Global Funds, Multi-Sector Account Portfolios, and Total Return Fund
Curt J. Organt, CFA, 1968 Vice President, Price Investment Management and T. Rowe Price Group, Inc.	Vice President, Small-Cap Stock Fund and Small-Cap Value Fund
Oluwaseun Oyegunle, CFA, 1984 Vice President, T. Rowe Price Group, Inc. and Price International	Executive Vice President, International Funds; Vice President, Global Funds
Sebastien Page, 1977 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Balanced Fund, Multi-Strategy Total Return Fund, Real Assets Fund, Retirement Funds, Spectrum Funds, and Spectrum Funds II
Robert A. Panariello, 1983 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Global Allocation Fund, Real Assets Fund, Retirement Funds, Spectrum Funds, and Spectrum Funds II
Rohit Pandey, 1974 Vice President, Price Investment Management and T. Rowe Price Group, Inc.; formerly Equity Analyst, Jennison Associates (to 2019)	Vice President, Mid-Cap Growth Fund

John Park, 1981 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; formerly Credit Analyst, JHL Capital Group (to 2019)	Vice President, Credit Opportunities Fund, High Yield Fund, Institutional Income Funds, and Multi-Sector Account Portfolios

Miso Park, CFA, 1982 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Corporate Income Fund, Institutional Income Funds, and Multi-Sector Account Portfolios
Simon Paterson, 1978 Vice President, Price Investment Management and T. Rowe Price Group, Inc.; formerly Partner, Senior Equity Analyst, Brown Advisory (to 2020)	Vice President, Capital Appreciation Fund, Mid-Cap Growth Fund, Small-Cap Stock Fund, and Small-Cap Value Fund

Name, Year of Birth, and Principal Occupation(s) During Past Five Years	Position(s) Held With Fund(s)
Dante Pearson, 1990 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, All-Cap Opportunities Fund, New Horizons Fund, and Real Estate Fund
Walter Charles Peppelman, 1989 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company; formerly summer intern, T. Rowe Price (to 2019)	Vice President, Corporate Income Fund
Andy Peters, 1988 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Equity Income Fund and Mid-Cap Value Fund
Donald J. Peters, 1959 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	President, Diversified Mid-Cap Growth Fund and Tax-Efficient Funds
Fran M. Pollack-Matz, 1961 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., T. Rowe Price Investment Services, Inc., T. Rowe Price Services, Inc., and T. Rowe Price Trust Company	Vice President and Secretary, all funds
Jason Benjamin Polun, CFA, 1974 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company	Co-President, U.S. Equity Research Fund; Vice President, U.S. Large-Cap Core Fund
Rachel Protzman, 1988 Vice President, T. Rowe Price	Vice President, Government Money Fund, TRP Reserve Investment Funds, Short-Term Bond Fund, State Tax-Free Funds, Summit Income Funds, Tax-Exempt Money Fund, and U.S. Treasury Funds
Jordan S. Pryor, 1991 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Executive Vice President, Integrated Equity Funds
John Corbin Qian, 1989 Vice President, T. Rowe Price International and T. Rowe Price Group, Inc.	Vice President, New Era Fund, Real Assets Fund, and U.S. Large-Cap Core Fund
Robert T. Quinn, 1972 Vice President, Price Investment Management and T. Rowe Price Group, Inc.	Vice President, Small-Cap Stock Fund and Small-Cap Value Fund
Bradley R. Raglin, 1982 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Executive Vice President, TRP Reserve Investment Funds

Sal Rais, M.D., CFA, 1983

Vice President, Price Investment Management and T. Rowe Price Group, Inc.; formerly Research Analyst, Rock Springs Capital L.P. (to 2021); Senior Analyst, Nexthera Capital L.P. (to 2019)

Vice President Capital Appreciation Fund and Small-Cap Stock Fund

Vivek Rajeswaran, 1985 Vice President, Price Investment Management and T. Rowe Price Group, Inc.	Vice President, Capital Appreciation Fund and Mid-Cap Growth Fund
Rodney M. Rayburn, CFA, 1970 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company	President, Credit Opportunities Fund; Executive Vice President, High Yield Fund and Institutional Income Funds; Vice President, Balanced Fund and Multi-Sector Account Portfolios
Todd Reese, 1990 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, International Funds
Kevin Reilly, 1991 Employee, T. Rowe Price	Vice President, Government Money Fund, State Tax-Free Funds, Summit Funds, Tax-Exempt Money Fund, TRP Reserve Investment Funds, and U.S. Treasury Funds
Michael F. Reinartz, CFA, 1973 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company	Executive Vice President, Short-Term Bond Fund
Jane K. Rivers, CFA, 1979 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Real Estate Fund
Dominic Rizzo, 1993 Vice President, T. Rowe Price Group, Inc. and Price International	President, Global Technology Fund; Vice President, All-Cap Opportunities Fund and Science & Technology Fund
Melanie A. Abate Rizzo, 1982 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Dividend Growth Fund, Equity Income Fund, International Funds, Mid-Cap Value Fund, and Value Fund
Theodore E. Robson, CFA, 1965 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company	Vice President, Corporate Income Fund, Institutional Income Funds, Multi-Sector Account Portfolios, and Real Estate Fund
Peter J. Roehrig, 1983 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, TRP Reserve Investment Funds

Name, Year of Birth, and Principal Occupation(s) During Past Five Years	Position(s) Held With Fund(s)

Alexander Paul Roik, CFA, 1991 Vice President, Price Investment Management and T. Rowe Price Group, Inc.	President, Small-Cap Stock Fund; Executive Vice President, Equity Funds; Vice President, Small-Cap Value Fund

Stephen Roseberry, CFA, 1975

Vice President, Price Investment Management and T. Rowe Price Group, Inc.; formerly Core Research Analyst, JP Morgan Asset Management (to 2021); Research Analyst, Surveyor Capital (to 2016)

Vice President, Small-Cap Stock Fund
David L. Rowlett, CFA, 1975 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, International Funds
Brian A. Rubin, CPA, 1974 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company	Vice President, Credit Opportunities Fund, Floating Rate Fund, High Yield Fund, Institutional Income Funds, and Multi-Sector Account Portfolios
Lee Sandquist, 1992 Vice President, T. Rowe Price; formerly Analyst, Citadel (to 2022); Equity Research Assistant Vice President, Barclays (to 2019)	Vice President, Value Fund
Federico Santilli, CFA, 1974 Vice President, T. Rowe Price Group, Inc. and Price International	Executive Vice President, Global Funds and International Funds
Darren Scheinberg, 1979 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Retirement Funds
William Evan Scheiner, 1984 Assistant Vice President, T. Rowe Price	Vice President, TRP Reserve Investment Funds
Nikolaj Schmidt, 1975 Vice President, T. Rowe Price Group, Inc. and Price International	Vice President, Global Multi-Sector Bond Fund and International Funds
Sebastian Schrott, 1977 Vice President, T. Rowe Price Group, Inc. and Price International	Vice President, International Funds
Duncan Scott, 1993 Employee, T. Rowe Price; formerly Equity Research Analyst, Deutsche Bank AG, London (to 2019)	Vice President, New Era Fund
Emily Scudder, CFA, CPA, 1985 Vice President, Price Investment Management and T. Rowe Price Group, Inc.	Vice President, Mid-Cap Growth Fund
Amelia Seman, CFA, 1969 Vice President, T. Rowe Price and Investment Services	Vice President, Balanced Fund, Spectrum Funds, and Spectrum Funds II
Richard Sennett, CPA, 1970 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company	Assistant Treasurer, all funds
Michael K. Sewell, 1982 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company	President, Inflation Protected Bond Fund; Executive Vice President, Index Trust and U.S. Treasury Funds; Vice President, Global Allocation Fund, Real Assets Fund, and Short-Term Bond Fund
Dhiren Shah, CFA, 1991 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; formerly summer analyst, Elliott Management Corporation (to 2019)	Vice President, New Horizons Fund and U.S. Large-Cap Core Fund

Chen Shao, 1980 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Government Money Fund, TRP Reserve Investment Funds, Short-Term Bond Fund, State Tax-Free Funds, Summit Income Funds, Tax-Exempt Money Fund, and U.S. Treasury Funds
Robert W. Sharps, 1971 Director and chair, T. Rowe Price; Director, Price Investment Management and T. Rowe Price Group, Inc., Vice President, T. Rowe Price Trust Company	Vice President, Growth Stock Fund
Daniel Shear, 1992 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; formerly student, The University of Chicago Booth School of Business (to 2020); summer intern, T. Rowe Price (2019)	Vice President, All-Cap Opportunities Fund, Communications & Technology Fund, Equity Income Fund, and U.S. Large-Cap Core Fund
Courtney Sheldon, CFA, 1979 Vice President, Price Investment Management and T. Rowe Price Group, Inc.; formerly Director and Senior Research Analyst, Allianz Global Investors (to 2021)	Vice President, Mid-Cap Growth Fund

Name, Year of Birth, and Principal Occupation(s) During Past Five Years	Position(s) Held With Fund(s)

Thomas Alexander Shelmerdine, 1977 Vice President, T. Rowe Price Group, Inc., Price International, and Price Australia	Vice President, New Era Fund

John Carl A. Sherman, 1969 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, International Funds
Frank Shi, 1992 Vice President, Price Hong Kong and T. Rowe Price Group, Inc.; formerly Equity Research Analyst, Nezu Asia Capital Management (to 2019)	Vice President, Global Technology Fund and Science & Technology Fund
Charles M. Shriver, CFA, 1967 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., Price International, and T. Rowe Price Trust Company	Co-President, Balanced Fund, Global Allocation Fund, Spectrum Funds, and Spectrum Funds II; Vice President, Multi-Strategy Total Return Fund, Real Assets Fund, and Retirement Funds
Elliot J. Shue, CFA, 1984 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Corporate Income Fund

Farris G. Shuggi, 1984 Vice President, Price Investment Management and T. Rowe Price Group, Inc.	Executive Vice President, Capital Appreciation Fund; Vice President, Small-Cap Value Fund

Weijie (Vivian) Si, 1983 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

Executive Vice President, International Funds: Vice President, Blue Chip Growth Fund, Diversified Mid-Cap Growth Fund, Dividend Growth Fund, New Horizons Fund, Real Estate Fund, Tax-Efficient Funds, U.S. Equity Research Fund, and U.S. Large-Cap Core Fund

Mike Signore, 1987 Vice President, Price Investment Management and T. Rowe Price Group, Inc.	Vice President, Capital Appreciation Fund

Latika Signorelli, 1979

Vice President, Price Investment Management and T. Rowe Price Group, Inc.; formerly Partner, Portfolio Manager and Senior Research Analyst, Franklin Templeton Investments (to 2020)

Vice President, U.S. High Yield Fund

Jeanny Silva, 1975 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Corporate Income Fund, Institutional Income Funds, Multi-Sector Account Portfolios, and U.S. Treasury Funds

Neil Smith, 1972 Vice President, Price Australia, Price Hong Kong, Price Japan, Price Singapore, T. Rowe Price Group, Inc., and Price International	President, Index Trust and International Index Funds; Vice President, TRP Reserve Investment Funds

Tyrone Smith, 1977 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Corporate Income Fund
Matthew J. Snowling, CFA, 1971 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	President, Financial Services Fund; Vice President, Equity Income Fund, Tax-Efficient Funds, and U.S. Equity Research Fund
Brian Solomon, CFA, 1986 Vice President, Price Investment Management and T. Rowe Price Group, Inc.	Vice President, Capital Appreciation Fund
Gabriel Solomon, 1977 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Executive Vice President, Equity Funds; Vice President, Dividend Growth Fund, Financial Services Fund, Global Funds, and Mid-Cap Value Fund
Scott D. Solomon, CFA, 1981 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company	Executive Vice President, International Funds
Joshua K. Spencer, CFA, 1973 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company	President, New Horizons Fund; Vice President, Global Technology Fund, International Funds, and Science & Technology Fund

Douglas D. Spratley, CFA, 1969 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company

President, TRP Reserve Investment Funds; Co-President, Government Money Fund, Summit Funds, and Tax-Exempt Money; Executive Vice President, State Tax-Free Funds and U.S. Treasury Funds; Vice President, Short-Term Bond Fund

Preeta Ragavan Srinivasan, CFA, 1987 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Equity Income Fund, Financial Services Fund, Global Real Estate Fund, and Real Estate Fund
David Stanley, 1963 Vice President, T. Rowe Price Group, Inc. and Price International	Vice President, International Funds and Multi-Sector Account Portfolios
Matthew Stevenson, 1991 Vice President, Price Investment Management and T. Rowe Price Group, Inc.; formerly student, Columbia Business School (to 2019)	Vice President, Capital Appreciation Fund

Name, Year of Birth, and Principal Occupation(s) During Past Five Years	Position(s) Held With Fund(s)
James Stillwagon, 1982 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	President, Communications & Technology Fund; Vice President, Blue Chip Growth Fund, Global Technology Fund, Science & Technology Fund, Tax-Efficient Funds, and U.S. Equity Research Fund
Mark Stodden, CFA, 1973 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Corporate Income Fund

Peter Stournaras, 1973

Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; formerly Managing Director, Chief Portfolio Strategist JP Morgan Private Bank (to 2020); Private Consultant and Advisor, Pteleos Consulting (to 2018)

President, Integrated Equity Funds
Steven Strycula, 1981 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; formerly Sellside Equity Research- Executive Director, UBS Investment Bank (to 2020)	Vice President, Dividend Growth Fund, Equity Income Fund, Tax-Efficient Funds, and U.S. Large-Cap Core Fund
Guido F. Stubenrauch, CFA, 1970 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Balanced Fund, Retirement Funds, Spectrum Funds, and Spectrum Funds II
Pranay Subedi, CFA, 1990 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; formerly student, The University of Chicago Booth School of Business (to 2019)	Vice President, Corporate Income Fund
Saurabh Sud, CFA, 1985 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Co-President, New Income Fund; Executive Vice President, International Funds; Vice President, Global Multi-Sector Bond Fund and Total Return Fund
Taymour R. Tamaddon, CFA, 1976 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company	Executive Vice President, Equity Funds; Vice President, Global Technology Fund, Growth Stock Fund, Health Sciences Fund, and International Funds
Ju Yen Tan, 1972 Vice President, T. Rowe Price Group, Inc. and Price International	Vice President, Global Multi-Sector Bond Fund, International Funds, and Multi-Sector Account Portfolios
Sin Dee Tan, CFA, 1979 Vice President, T. Rowe Price Group, Inc. and Price International	Vice President, International Funds

Timothy G. Taylor, CFA, 1975 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	President, Tax-Free Income Fund; Executive Vice President, State Tax-Free Funds; Vice President, Summit Municipal Funds and Tax-Free High Yield Fund

Christopher J. Temple, CFA, 1978 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Inflation Protected Bond Fund, Limited Duration Inflation Focused Bond Fund, Total Return Fund, and U.S. Treasury Funds
Craig A. Thiese, 1975 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and Price International	Vice President, International Index Fund
Robert D. Thomas, 1971 Vice President, T. Rowe Price Group, Inc. and Price International	Vice President, Corporate Income Fund, Institutional Income Funds, and Multi-Sector Account Portfolios
Siby Thomas, 1979 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

Executive Vice President, International Funds and Multi-Sector Account Portfolios; Vice President, Global Multi-Sector Bond Fund, Inflation Protected Bond Fund, Limited Duration Inflation Focused Bond Fund, and Short-Term Bond Fund

Toby M. Thompson, CAIA, CFA, 1971 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., Price International, and T. Rowe Price Trust Company	Co-President, Balanced Fund, Global Allocation Fund, Spectrum Funds, and Spectrum Funds II
Justin Thomson, 1968 Director, Price Hong Kong; Vice President, T. Rowe Price Group, Inc.; Director and Vice President, Price International	President, Global Funds and International Funds; Vice President, Multi-Strategy Total Return Fund, Retirement Funds, Spectrum Funds, and Spectrum Funds II
Chen Tian, 1993 Vice President, Price Investment Management and T. Rowe Price Group, Inc.	Vice President, Capital Appreciation Fund
Reena Tilva, CFA, 1981 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Credit Opportunities Fund and High Yield Fund

Kim Tracey, 1969 Vice President, T. Rowe Price Group, Inc. and Price Australia	Vice President, Global Real Estate Fund

Name, Year of Birth, and Principal Occupation(s) During Past Five Years	Position(s) Held With Fund(s)
Michael J. Trivino, 1981 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Credit Opportunities Fund, Floating Rate Fund, High Yield Fund, Institutional Income Funds, and Multi-Sector Account Portfolios
Wesley Ross Trowbridge, 1987 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Corporate Income Fund, Institutional Income Funds, and Multi-Sector Account Portfolios
Adam Trusley, 1987 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; formerly Analyst, Citadel LLC (to 2020); Analyst, Brigade Capital Management LLC (to 2018)	Vice President, Credit Opportunities Fund
Alan Tu, 1985 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Blue Chip Growth Fund, Communications & Technology Fund, New Horizons Fund, and Science & Technology Fund
James A. Tzitzouris, Jr., Ph.D., 1974 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Retirement Funds
Mitch Unger, 1986 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Corporate Income Fund, Government Money Fund, TRP Reserve Investment Funds, State Tax-Free Funds, Summit Income Funds, Tax-Exempt Money Fund, and U.S. Treasury Funds
Blerina Uruci, 1984 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; formerly Senior U.S. Economist, Barclays Capital (to 2022)

Vice President, Government Money Fund, Inflation Protected Bond Fund, Limited Duration Inflation Focused Bond Fund, TRP Reserve Investment Funds, State Tax-Free Funds, Summit Income Funds, Tax-Exempt Money Fund, and U.S. Treasury Funds

Pavel Vedrov, 1990 Vice President, T. Rowe Price Group, Inc. and Price International	Vice President, Global Real Estate Fund
Rupinder Vig, 1979 Vice President, T. Rowe Price Group, Inc. and Price International	Vice President, International Funds

Domingo Villarruel, CFA, FRM, 1982

Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; formerly Municipal Fixed Income Analyst, Victory Capital Management Inc. (to 2021); Corporate Fixed Income Analyst, USAA Asset management Company (to 2019)

Vice President, Intermediate Tax-Free High Yield Fund, State Tax-Free Funds, Summit Municipal Funds, and Tax-Free High Yield Fund
Willem Visser, 1979 Vice President, T. Rowe Price Group, Inc. and Price International	Vice President, International Funds and Multi-Sector Account Portfolios
Christopher Vost, CFA, 1989 Vice President, T. Rowe Price Group, Inc. and Price International	Vice President, International Funds
Zenon Voyiatzis, 1971 Vice President, T. Rowe Price Group, Inc. and Price International	Vice President, Financial Services Fund and International Funds
Verena Wachnitz, CFA, 1978 Vice President, T. Rowe Price Group, Inc. and Price International	Executive Vice President, International Funds; Vice President, Global Funds
Lauren T. Wagandt, 1984 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Co-President, Corporate Income Fund; Vice President, Institutional Income Funds, Multi-Sector Account Portfolios, New Income Fund, QM U.S. Bond Index Fund, and Short-Term Bond Fund
John David Wagner, CFA, 1974 Vice President, Price Investment Management, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company	President, Small-Cap Value Fund; Vice President, Small-Cap Stock Fund
John F. Wakeman, 1962 Vice President, Price Investment Management and T. Rowe Price Group, Inc.	Executive Vice President, Mid-Cap Growth Fund; Vice President, Equity Funds

Anthony Bruce Wang, 1989 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

President, Science & Technology; Vice President, All-Cap Opportunities Fund, Blue Chip Growth Fund, Diversified Mid-Cap Growth Fund, Dividend Growth Fund, Global Technology Fund, Tax-Efficient Funds, and U.S. Equity Research Fund

Charlotte Wang, 1994 Employee, T. Rowe Price; formerly student, Harvard Business School (to 2022); Investment Associate, TPG Sixth Street Partners (to 2018)	Vice President, Value Fund

Hiroshi Watanabe, CFA, 1975 Director and Vice President, Price Japan; Vice President, T. Rowe Price Group, Inc.	Vice President, International Funds
Michael T. Wehn, 1984 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, International Index Fund and TRP Reserve Investment Funds

Name, Year of Birth, and Principal Occupation(s) During Past Five Years	Position(s) Held With Fund(s)
Mark R. Weigman, CFA, CIC, 1962 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company	Vice President, Tax-Efficient Funds
Ari Weisband, 1992 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, All-Cap Opportunities Fund, Financial Services Fund, and Global Technology Fund
Arnold N. Welsh, Jr., 1971 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, TRP Reserve Investment Funds
Justin P. White, 1981 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

President, All-Cap Opportunities Fund; Vice President, Blue Chip Growth Fund, Communications & Technology Fund, Growth Stock Fund, Retirement Funds, Spectrum Funds, Spectrum Funds II, and U.S. Equity Research Fund

Bineesha Wickremarachchi, CFA, 1980 Vice President, T. Rowe Price Group, Inc. and Price International	Vice President, Corporate Income Fund, Institutional Income Funds, and Multi-Sector Account Portfolios
Tamara P. Wiggs, 1979 Vice President, Price Investment Management and T. Rowe Price Group, Inc.	Vice President, Capital Appreciation Fund and Capital Appreciation and Income Fund
Rebecca Willey, 1987 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Floating Rate Fund, Institutional Income Funds, and Multi-Sector Account Portfolios

Charlene Wong, 1992 Vice President, T. Rowe Price	Vice President, Global Real Estate Fund and Real Estate Fund
J. Zachary Wood, CFA, 1972 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Real Assets Fund
Jon Davis Wood, CFA, 1979 Vice President, Price Investment Management and T. Rowe Price Group, Inc.	Vice President, Capital Appreciation Fund and Mid-Cap Growth Fund
Ashley R. Woodruff, CFA, 1979 Vice President, Price Investment Management and T. Rowe Price Group, Inc.	Vice President, Capital Appreciation Fund and Mid-Cap Growth Fund
James Woodward, CFA, 1974 Vice President, T. Rowe Price Group, Inc. and Price International	Vice President, Corporate Income Fund, Global Multi-Sector Bond Fund, Institutional Income Funds, International Funds, and Multi-Sector Account Portfolios
Nina Xu, 1987 Vice President, Price Investment Management and T. Rowe Price Group, Inc.	Vice President, Mid-Cap Growth Fund, Small-Cap Stock Fund, and Small-Cap Value Fund
Marta Yago, 1977 Vice President, T. Rowe Price Group, Inc. and Price International	Vice President, Global Funds, Global Real Estate Fund, and International Funds
David Alan Yatzeck, 1981 Vice President, T. Rowe Price and T. Rowe Price Group	Vice President, Credit Opportunities Fund, High Yield Fund, Institutional Income Funds, and Multi-Sector Account Portfolios
Benjamin T. Yeagle, 1978 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, International Funds
Ernest C. Yeung, CFA, 1979 Director and Vice President, Price Hong Kong; Vice President, T. Rowe Price Group, Inc.	Executive Vice President, International Funds; Vice President, Global Funds
Ellen York, 1988 Vice President, Price Investment Management, and T. Rowe Price	Vice President, all funds
Yan Zhang, 1990 Vice President, Price Investment Management and T. Rowe Price Group, Inc.; formerly student, The University of Chicago Booth School of Business (to 2019)	Vice President, Small-Cap Stock Fund
Wenli Zheng, 1979 Vice President, Price Hong Kong and T. Rowe Price Group, Inc.	Executive Vice President, International Funds
Lei Zhu, 1980 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; formerly Senior Analyst/Assistant Portfolio Manager/Trading Analyst, Metacapital Management (to 2020)	Vice President, GNMA Fund and Multi-Sector Account Portfolios
Douglas Zinser, 1975 Vice President, Price Investment Management and T. Rowe Price Group, Inc.	Vice President, High Yield Fund

Directors’ Compensation

Effective January 1, 2024, each independent director is paid $395,000 annually for his or her service on the Boards. Prior to July 24, 2023, the Board had an Advisory Board that consisted of Ms. Bianchetto and Mr. Parrell. Advisory Board members were paid $375,000 annually for his or her service on the Advisory Board. On July 24, 2023, Ms. Bianchetto and Mr. Parrell were elected as independent directors of the Price Funds. The chair of the Boards, an independent director, receives an additional $180,000 annually for serving in this capacity. An independent director serving on the Joint Audit Committee receives an additional $30,000 annually for his or her service and the chair of the Joint Audit Committee receives an additional $35,000 for his or her service. An independent director serving as a member of a Special Committee of the Independent Directors receives an additional $1,500 per meeting of the Special Committee (currently, no Special Committees have been assigned by the Boards). All of these fees are allocated to each fund on a pro-rata basis based on each fund’s net assets relative to the other funds.

The following table shows the total compensation that was received by the independent directors in the calendar year 2023, unless otherwise indicated. The independent directors of the funds do not receive any pension or retirement benefits from the funds or from T. Rowe Price. In addition, the officers and interested directors of the funds do not receive any compensation or benefits from the funds for their service.

Directors	Total Compensation
Bazemore	$429,200
Bianchetto	351,250
Duncan	375,000
Gerrard	570,000
McBride	413,750
Parrell	375,000
Walker	397,500

The following table shows the amounts paid by each fund to the independent directors based on accrued compensation in the calendar year 2023, unless otherwise indicated:

Fund	Aggregate Compensation From Fund
	Bazemore	Bianchetto	Duncan	Gerrard	McBride	Parrell	Walker
Africa & Middle East Fund	$54	$42	$47	$72	$52	$47	$50
All-Cap Opportunities Fund	4,609	3,848	4,039	6,140	4,467	4,039	4,291
Asia Opportunities Fund	55	43	48	72	52	48	50
Balanced Fund	2,081	1,699	1,818	2,763	2,005	1,818	1,926
Blue Chip Growth Fund	26,544	21,710	23,188	35,246	25,578	23,188	24,577
California Tax-Free Bond Fund	339	278	296	451	327	296	314
Capital Appreciation and Income Fund (a)	2	—	2	3	2	—	2
Capital Appreciation Fund	24,970	20,620	21,847	33,207	24,131	21,847	23,178
Cash Reserves Fund	2,253	1,849	1,969	2,994	2,174	1,969	2,088
China Evolution Equity Fund	28	22	24	37	26	24	25
Communications & Technology Fund	3,358	2,777	2,938	4,465	3,244	2,938	3,117
Corporate Income Fund	272	221	238	361	262	238	252
Credit Opportunities Fund	54	45	47	72	52	47	50
Diversified Mid-Cap Growth Fund	938	772	820	1,246	905	820	870
Dividend Growth Fund	10,815	8,873	9,452	14,367	10,430	9,452	10,021
Dynamic Credit Fund	69	67	64	98	74	64	69
Dynamic Global Bond Fund	2,156	1,754	1,882	2,860	2,075	1,882	1,993
Emerging Europe Fund	20	17	18	27	20	18	19
Emerging Markets Bond Fund	1,979	1,609	1,729	2,627	1,906	1,729	1,831
Emerging Markets Corporate Bond Fund	188	151	164	249	181	164	173
Emerging Markets Local Currency Bond Fund	185	150	162	245	178	162	171
Emerging Markets Discovery Stock Fund	2,151	1,749	1,878	2,854	2,070	1,878	1,989
Emerging Markets Stock Fund	3,144	2,497	2,739	4,164	3,015	2,739	2,896

Fund	Aggregate Compensation From Fund
	Bazemore	Bianchetto	Duncan	Gerrard	McBride	Parrell	Walker
Equity Income Fund	8,425	6,807	7,352	11,175	8,104	7,352	7,783
Equity Index 500 Fund	12,678	10,465	11,089	16,855	12,243	11,089	11,764
European Stock Fund	480	393	419	636	461	419	444
Extended Equity Market Index Fund (b)	432	352	377	573	416	377	400
Financial Services Fund	666	521	580	882	639	580	613
Floating Rate Fund	1,841	1,475	1,606	2,441	1,769	1,606	1,698
Floating Rate Multi-Sector Account Portfolio (b)	—	—	—	—	—	—	—
Georgia Tax-Free Bond Fund	204	166	178	270	196	178	188
Global Allocation Fund	459	369	399	607	439	399	422
Global Consumer Fund	24	19	21	32	23	21	22
Global Growth Stock Fund	493	404	430	654	475	430	456
Global High Income Bond Fund	139	114	122	185	134	122	129
Global Impact Equity Fund	10	8	8	13	9	8	9
Global Industrials Fund	92	77	80	122	89	80	85
Global Multi-Sector Bond Fund	636	518	556	845	614	556	589
Global Real Estate Fund	40	32	35	53	38	35	37
Global Stock Fund	2,675	2,204	2,340	3,556	2,584	2,340	2,482
Global Technology Fund	1,714	1,421	1,499	2,278	1,655	1,499	1,591
Global Value Equity Fund	54	45	47	72	52	47	50
GNMA Fund	492	400	429	653	474	429	455
Government Money Fund	5,274	4,365	4,616	7,016	5,099	4,616	4,896
Government Reserve Fund	8,033	6,457	7,026	10,680	7,756	7,026	7,452
Growth Stock Fund	23,160	19,096	20,234	30,756	22,321	20,234	21,460
Health Sciences Fund	7,746	6,245	6,755	10,267	7,441	6,755	7,150
Hedged Equity Fund	345	337	318	483	365	318	343
High Yield Fund	3,480	2,839	3,040	4,621	3,354	3,040	3,222
Inflation Protected Bond Fund	263	209	229	348	252	229	242
Institutional Emerging Markets Bond Fund (b)	172	139	150	229	166	150	159
Institutional Emerging Markets Equity Fund (b)	431	342	375	571	413	375	397
Institutional Floating Rate Fund (b)	2,153	1,717	1,877	2,854	2,068	1,877	1,984
Institutional High Yield Fund (b)	813	663	710	1,080	784	710	753
Institutional International Disciplined Equity Fund	104	84	91	138	100	91	96
Institutional Large-Cap Core Growth Fund	1,524	1,222	1,329	2,019	1,463	1,329	1,406
Institutional Long Duration Credit Fund (b)	26	22	23	35	25	23	24
Institutional Mid-Cap Equity Growth Fund	2,506	2,047	2,189	3,327	2,414	2,189	2,319
Institutional Small-Cap Stock Fund	2,160	1,739	1,883	2,862	2,073	1,883	1,992
Integrated Global Equity Fund	14	11	12	18	13	12	13
Integrated U.S. Large-Cap Value Equity Fund	16	13	14	21	15	14	15
Integrated U.S. Small-Cap Growth Equity Fund	3,589	2,946	3,134	4,764	3,457	3,134	3,323
Integrated U.S. Small-Mid Cap Core Equity Fund	177	146	155	235	171	155	164
Intermediate Tax-Free High Yield Fund	39	32	34	51	37	34	36
International Bond Fund	480	393	419	637	462	419	444
International Bond Fund (USD Hedged)	2,905	2,374	2,538	3,858	2,801	2,538	2,690
International Disciplined Equity Fund	148	124	129	197	143	129	138
International Discovery Fund	3,197	2,598	2,789	4,239	3,073	2,789	2,954
International Equity Index Fund (b)	390	326	341	518	376	341	362
International Stock Fund	7,080	5,776	6,180	9,394	6,813	6,180	6,548
International Value Equity Fund	5,222	4,257	4,560	6,931	5,029	4,560	4,831
Japan Fund	216	175	189	287	208	189	200

Fund	Aggregate Compensation From Fund
	Bazemore	Bianchetto	Duncan	Gerrard	McBride	Parrell	Walker
Latin America Fund	203	165	178	270	196	178	188
Large-Cap Growth Fund	8,298	6,891	7,262	11,039	8,023	7,262	7,710
Large-Cap Value Fund	1,632	1,317	1,424	2,164	1,570	1,424	1,507
Limited Duration Inflation Focused Bond Fund	3,569	2,931	3,120	4,743	3,444	3,120	3,308
Maryland Short-Term Tax-Free Bond Fund	78	64	68	104	75	68	72
Maryland Tax-Free Bond Fund	1,100	895	960	1,460	1,059	960	1,017
Maryland Tax-Free Money Fund	49	39	42	64	47	42	45
Mid-Cap Growth Fund	14,387	11,765	12,563	19,096	13,855	12,563	13,314
Mid-Cap Index Fund	57	48	50	77	56	50	54
Mid-Cap Value Fund	6,591	5,358	5,752	8,743	6,340	5,752	6,092
Mortgage-Backed Securities Multi-Sector Account Portfolio (b)	—	—	—	—	—	—	—
Multi-Strategy Total Return Fund	168	136	146	223	161	146	155
New Asia Fund	1,350	1,092	1,175	1,786	1,292	1,175	1,243
New Era Fund	1,460	1,168	1,273	1,935	1,403	1,273	1,347
New Horizons Fund	11,838	9,676	10,334	15,707	11,393	10,334	10,951
New Income Fund	7,849	6,407	6,859	10,426	7,569	6,859	7,268
New Jersey Tax-Free Bond Fund	168	137	147	224	162	147	156
New York Tax-Free Bond Fund	212	172	185	281	204	185	196
Overseas Stock Fund	10,866	8,915	9,497	14,436	10,482	9,497	10,071
QM U.S. Bond Index Fund	612	500	535	813	590	535	567
Real Assets Fund	3,733	3,087	3,277	4,981	3,629	3,277	3,477
Real Estate Fund	483	382	421	639	463	421	444
Retirement 2005 Fund (b)	1,333	1,082	1,164	1,769	1,283	1,164	1,232
Retirement 2010 Fund (b)	5,176	4,188	4,516	6,864	4,976	4,516	4,781
Retirement 2015 Fund (b)	8,146	6,632	7,112	10,810	7,841	7,112	7,534
Retirement 2020 Fund (b)	6,001	4,899	5,241	7,967	5,781	5,241	5,554
Retirement 2025 Fund (b)	827	671	722	1,097	795	722	764
Retirement 2030 Fund (b)	2,008	1,628	1,753	2,664	1,932	1,753	1,856
Retirement 2035 Fund (b)	5,878	4,768	5,129	7,796	5,653	5,129	5,432
Retirement 2040 Fund (b)	5,400	4,409	4,716	7,169	5,202	4,716	4,998
Retirement 2045 Fund (b)	470	381	410	624	452	410	434
Retirement 2050 Fund (b)	3,646	2,982	3,185	4,841	3,513	3,185	3,376
Retirement 2055 Fund (b)	3,230	2,644	2,822	4,289	3,112	2,822	2,991
Retirement 2060 Fund (b)	1,973	1,619	1,724	2,620	1,902	1,724	1,828
Retirement 2065 Fund (b)	815	675	713	1,084	788	713	757
Retirement Balanced Fund (b)	78	66	68	104	76	68	73
Retirement Blend 2005 Fund (b)	5	4	4	6	4	4	4
Retirement Blend 2010 Fund (b)	5	5	5	7	5	5	5
Retirement Blend 2015 Fund (b)	10	9	9	14	10	9	10
Retirement Blend 2020 Fund (b)	38	33	34	51	38	34	36
Retirement Blend 2025 Fund (b)	56	48	49	75	55	49	52
Retirement Blend 2030 Fund (b)	58	51	51	78	57	51	55
Retirement Blend 2035 Fund (b)	58	51	51	78	57	51	55
Retirement Blend 2040 Fund (b)	49	42	43	66	48	43	46
Retirement Blend 2045 Fund (b)	39	34	34	52	38	34	37
Retirement Blend 2050 Fund (b)	31	27	27	41	30	27	29
Retirement Blend 2055 Fund (b)	17	15	15	23	17	15	16
Retirement Blend 2060 Fund (b)	8	7	7	11	8	7	8
Retirement Blend 2065 Fund (b)	6	5	5	8	6	5	6
Retirement Income 2020 Fund (b)	67	55	59	89	65	59	62
Retirement Income 2025 Fund (c)	67	55	59	89	65	59	62
Science & Technology Fund	3,284	2,759	2,876	4,372	3,179	2,876	3,057
Short Duration Income Fund	24	19	21	32	23	21	22
Short-Term Bond Fund	2,336	1,893	2,039	3,100	2,249	2,039	2,159
Small-Cap Index Fund	57	47	50	75	55	50	53
Small-Cap Stock Fund	4,389	3,575	3,832	5,825	4,225	3,832	4,059

Fund	Aggregate Compensation From Fund
	Bazemore	Bianchetto	Duncan	Gerrard	McBride	Parrell	Walker
Small-Cap Value Fund	5,118	4,138	4,465	6,787	4,921	4,465	4,727
Spectrum Conservative Allocation Fund	1,031	838	900	1,368	992	900	953
Spectrum Diversified Equity Fund (b)	1,793	1,465	1,566	2,381	1,728	1,566	1,660
Spectrum Income Fund (b)	2,953	2,400	2,578	3,919	2,843	2,578	2,731
Spectrum International Equity Fund (b)	741	601	647	983	713	647	685
Spectrum Moderate Allocation Fund	1,039	842	906	1,378	999	906	960
Spectrum Moderate Growth Allocation Fund	1,521	1,245	1,329	2,020	1,465	1,329	1,408
Summit Municipal Income Fund	1,136	931	993	1,509	1,095	993	1,052
Summit Municipal Intermediate Fund	2,685	2,189	2,345	3,565	2,587	2,345	2,484
Target 2005 Fund (b)	24	20	21	32	23	21	23
Target 2010 Fund (b)	35	28	31	47	34	31	32
Target 2015 Fund (b)	83	67	72	110	80	72	77
Target 2020 Fund (b)	154	125	135	205	148	135	143
Target 2025 Fund (b)	240	196	210	319	232	210	223
Target 2030 Fund (b)	271	222	237	361	262	237	251
Target 2035 Fund (b)	227	186	198	301	219	198	210
Target 2040 Fund (b)	191	157	167	254	185	167	177
Target 2045 Fund (b)	178	146	156	236	172	156	165
Target 2050 Fund (b)	140	116	123	186	135	123	130
Target 2055 Fund (b)	102	84	89	136	99	89	95
Target 2060 Fund (b)	55	46	48	73	53	48	51
Target 2065 Fund (b)	8	7	7	10	8	7	7
Tax-Efficient Equity Fund	389	323	340	517	376	340	361
Tax-Exempt Money Fund	330	269	288	438	318	288	305
Tax-Free High Yield Fund	1,792.2	1,441.4	1,562.5	2,375.0	1,720.8	1,562.5	1,652.6
Tax-Free Income Fund	1,138	929	993	1,510	1,095	993	1,052
Tax-Free Short-Intermediate Fund	866	697	755	1,148	832	755	799
Total Equity Market Index Fund (b)	1,012	832	885	1,345	977	885	938
Total Return Fund	332	272	290	441	320	290	307
Transition Fund	31	30	29	44	33	29	31
Treasury Reserve Fund	1,406	1,129	1,225	1,862	1,348	1,225	1,298
U.S. Equity Research Fund	5,760	4,680	5,021	7,631	5,529	5,021	5,318
U.S. High Yield Fund	214	174	187	284	206	187	198
U.S. Large-Cap Core Fund	5,462	4,616	4,802	7,299	5,323	4,802	5,107
U.S. Limited Duration TIPS Index Fund	789	650	690	1,049	762	690	732
U.S. Treasury Intermediate Index Fund	415	338	363	551	400	363	384
U.S. Treasury Long-Term Index Fund	2,334	1,910	2,039	3,099	2,249	2,039	2,161
U.S. Treasury Money Fund	6,889	5,607	6,014	9,141	6,632	6,014	6,372
Ultra Short-Term Bond Fund	1,224	976	1,067	1,622	1,176	1,067	1,128
Value Fund	13,660	11,076	11,922	18,122	13,142	11,922	12,627
Virginia Tax-Free Bond Fund	628	510	548	833	604	548	580

(a) Estimated for the period October 1, 2023 through December 31, 2023.

(b) Directors’ fees were paid by T. Rowe Price on behalf of the fund.

(c) Estimated for the period December 1, 2023 through December 31, 2023.

Directors’ Holdings in the Price Funds

The following tables set forth the Price Fund holdings of the current independent and interested directors, as of December 31, 2023, unless otherwise indicated.

Aggregate Holdings	Independent Directors
All Price Funds	Bazemore	Bianchetto	Duncan	Gerrard	McBride	Parrell	Walker
	Over $100,000	$50,001-$100,000	Over $100,000	Over $100,000	Over $100,000	Over $100,000	Over $100,000
Africa & Middle East Fund	None	None	None	None	None	None	None
Africa & Middle East Fund—I Class	None	None	None	None	None	None	None
All-Cap Opportunities Fund	None	None	None	$50,001-$100,000	None	None	None
All-Cap Opportunities Fund—Advisor Class	None	None	None	None	None	None	None
All-Cap Opportunities Fund—I Class	None	None	None	$50,001-$100,000	Over $100,000	None	None
Asia Opportunities Fund	None	None	None	None	None	None	None
Asia Opportunities Fund—Advisor Class	None	None	None	None	None	None	None
Asia Opportunities Fund—I Class	None	None	None	None	None	None	None
Balanced Fund	None	None	None	None	None	None	None
Balanced Fund—I Class	None	None	None	None	None	None	None
Blue Chip Growth Fund	Over $100,000	None	None	$10,001-$50,000	None	None	None
Blue Chip Growth Fund—Advisor Class	None	None	None	None	None	None	None
Blue Chip Growth Fund—I Class	None	None	None	$50,001-$100,000	None	None	None
Blue Chip Growth Fund—R Class	None	None	None	None	None	None	None
California Tax-Free Bond Fund	None	None	None	None	None	None	None
California Tax-Free Bond Fund—I Class	None	None	None	None	None	None	None
Capital Appreciation and Income Fund	None	None	None	None	None	None	None
Capital Appreciation and Income Fund—I Class	None	None	None	None	None	None	None
Capital Appreciation Fund	None	None	None	$10,001-$50,000	None	None	None
Capital Appreciation Fund—Advisor Class	None	None	None	None	None	None	None
Capital Appreciation Fund—I Class	None	None	None	Over $100,000	Over $100,000	None	None
Cash Reserves Fund	None	None	None	Over $100,000	None	None	None
China Evolution Equity Fund	None	None	None	$10,001-$50,000	None	None	None
China Evolution Equity Fund—I Class	None	None	None	None	None	None	None
Communications & Technology Fund	None	None	None	$10,001-$50,000	None	None	None
Communications & Technology Fund—I Class	None	None	None	Over $100,000	None	None	None
Corporate Income Fund	None	None	None	None	None	None	None
Corporate Income Fund—I Class	None	None	None	None	None	None	None
Credit Opportunities Fund	None	None	None	None	None	None	None
Credit Opportunities Fund—Advisor Class	None	None	None	None	None	None	None

Aggregate Holdings	Independent Directors
All Price Funds	Bazemore	Bianchetto	Duncan	Gerrard	McBride	Parrell	Walker
	Over $100,000	$50,001-$100,000	Over $100,000	Over $100,000	Over $100,000	Over $100,000	Over $100,000
Credit Opportunities Fund—I Class	None	None	None	None	None	None	None
Diversified Mid-Cap Growth Fund	None	None	None	$10,001-$50,000	None	None	None
Diversified Mid-Cap Growth Fund—I Class	None	None	None	None	None	None	None
Dividend Growth Fund	None	None	None	None	None	None	Over $100,000
Dividend Growth Fund—Advisor Class	None	None	None	None	None	None	None
Dividend Growth Fund—I Class	None	None	None	$50,001-$100,000	None	None	None
Dynamic Credit Fund	None	None	None	None	None	None	None
Dynamic Credit Fund—I Class	None	None	None	None	None	None	None
Dynamic Credit Fund—Z Class	None	None	None	None	None	None	None
Dynamic Global Bond Fund	None	None	None	None	None	None	None
Dynamic Global Bond Fund—Advisor Class	None	None	None	None	None	None	None
Dynamic Global Bond Fund—I Class	None	None	None	None	None	None	None
Dynamic Global Bond Fund—Z Class	None	None	None	None	None	None	None
Emerging Europe Fund	None	None	None	None	None	None	None
Emerging Europe Fund—I Class	None	None	None	None	None	None	None
Emerging Markets Bond Fund	None	None	None	None	None	None	$10,001-$50,000
Emerging Markets Bond Fund—Advisor Class	None	None	None	None	None	None	None
Emerging Markets Bond Fund—I Class	None	None	None	None	None	None	None
Emerging Markets Bond Fund—Z Class	None	None	None	None	None	None	None
Emerging Markets Corporate Bond Fund	None	None	None	None	None	None	None
Emerging Markets Corporate Bond Fund—Advisor Class	None	None	None	None	None	None	None
Emerging Markets Corporate Bond Fund—I Class	None	None	None	None	None	None	None
Emerging Markets Discovery Stock Fund	None	None	None	$10,001-$50,000	None	None	None
Emerging Markets Discovery Stock Fund—Advisor Class	None	None	None	None	None	None	None
Emerging Markets Discovery Stock Fund—I Class	None	None	None	None	None	None	None
Emerging Markets Discovery Stock Fund—Z Class	None	None	None	None	None	None	None
Emerging Markets Local Currency Bond Fund	Over $100,000	None	None	None	None	None	None
Emerging Markets Local Currency Bond Fund—Advisor Class	None	None	None	None	None	None	None
Emerging Markets Local Currency Bond Fund—I Class	None	None	None	None	None	None	None
Emerging Markets Stock Fund	None	None	None	$1-$10,000	None	None	None

Aggregate Holdings	Independent Directors
All Price Funds	Bazemore	Bianchetto	Duncan	Gerrard	McBride	Parrell	Walker
	Over $100,000	$50,001-$100,000	Over $100,000	Over $100,000	Over $100,000	Over $100,000	Over $100,000
Emerging Markets Stock Fund—I Class	None	None	None	None	None	None	None
Emerging Markets Stock Fund—Z Class	None	None	None	None	None	None	None
Equity Income Fund	None	None	None	$10,001-$50,000	None	None	None
Equity Income Fund—Advisor Class	None	None	None	None	None	None	None
Equity Income Fund—I Class	None	None	None	None	None	None	None
Equity Income Fund—R Class	None	None	None	None	None	None	None
Equity Index 500 Fund	None	None	None	None	None	None	$50,001-$100,000
Equity Index 500 Fund—I Class	None	None	None	$50,001-$100,000	None	None	None
European Stock Fund	None	None	None	None	None	None	None
European Stock Fund—I Class	None	None	None	None	None	None	None
Extended Equity Market Index Fund	None	None	None	$10,001-$50,000	None	None	None
Financial Services Fund	None	None	None	$10,001-$50,000	None	None	None
Financial Services Fund—I Class	None	None	None	$50,001-$100,000	None	None	None
Floating Rate Fund	None	None	None	None	None	None	$10,001-$50,000
Floating Rate Fund—Advisor Class	None	None	None	None	None	None	None
Floating Rate Fund—I Class	None	None	None	None	None	None	None
Floating Rate Fund—Z Class	None	None	None	None	None	None	None
Floating Rate Multi-Sector Account Portfolio	None	None	None	None	None	None	None
Georgia Tax-Free Bond Fund	None	None	None	None	None	None	None
Georgia Tax-Free Bond Fund—I Class	None	None	None	None	None	None	None
Global Allocation Fund	None	None	None	None	None	None	None
Global Allocation Fund—Advisor Class	None	None	None	None	None	None	None
Global Allocation Fund—I Class	None	None	None	None	None	None	None
Global Consumer Fund	None	None	None	$10,001-$50,000	None	None	None
Global Growth Stock Fund	None	None	None	None	None	None	None
Global Growth Stock Fund—Advisor Class	None	None	None	None	None	None	None
Global Growth Stock Fund—I Class	None	None	None	None	None	None	None
Global High Income Bond Fund	None	None	None	None	None	None	None
Global High Income Bond Fund—Advisor Class	None	None	None	None	None	None	None
Global High Income Bond Fund—I Class	None	None	None	None	None	None	None
Global Industrials Fund	None	None	None	None	None	None	None
Global Industrials Fund—I Class	None	None	None	None	None	$10,001-$50,000	None
Global Multi-Sector Bond Fund	None	None	None	None	None	None	None

Aggregate Holdings	Independent Directors
All Price Funds	Bazemore	Bianchetto	Duncan	Gerrard	McBride	Parrell	Walker
	Over $100,000	$50,001-$100,000	Over $100,000	Over $100,000	Over $100,000	Over $100,000	Over $100,000
Global Multi-Sector Bond Fund—Advisor Class	None	None	None	None	None	None	None
Global Multi-Sector Bond Fund—I Class	None	None	None	None	None	None	None
Global Real Estate Fund	None	None	None	None	None	None	None
Global Real Estate Fund—Advisor Class	None	None	None	None	None	None	None
Global Real Estate Fund—I Class	None	None	None	None	None	None	None
Global Stock Fund	None	None	None	$10,001-$50,000	None	None	$50,001-$100,000
Global Stock Fund—Advisor Class	None	None	None	None	None	None	None
Global Stock Fund—I Class	None	None	None	$50,001-$100,000	None	None	None
Global Technology Fund	None	None	None	Over $100,000	None	None	None
Global Technology Fund—I Class	None	None	None	Over $100,000	None	None	None
Global Value Equity Fund	None	None	None	None	None	None	None
Global Value Equity Fund—I Class	None	None	None	None	None	None	None
GNMA Fund	None	None	None	$1-$10,000	None	None	None
GNMA Fund—I Class	None	None	None	None	None	None	None
Government Money Fund	None	None	None	None	None	None	None
Government Money Fund—I Class	None	None	None	None	None	None	None
Government Reserve Fund	None	None	None	None	None	None	None
Growth Stock Fund	None	None	None	$10,001-$50,000	None	None	None
Growth Stock Fund—Advisor Class	None	None	None	None	None	None	None
Growth Stock Fund—I Class	None	None	None	$50,001-$100,000	None	None	None
Growth Stock Fund—R Class	None	None	None	None	None	None	None
Health Sciences Fund	None	None	None	$10,001-$50,000	None	None	None
Health Sciences Fund—I Class	None	None	None	Over $100,000	Over $100,000	None	None
Hedged Equity Fund	None	None	None	None	None	None	None
Hedged Equity Fund—I Class	None	None	None	None	None	None	None
Hedged Equity Fund—Z Class	None	None	None	None	None	None	None
High Yield Fund	None	None	None	None	None	None	None
High Yield Fund—Advisor Class	None	None	None	None	None	None	None
High Yield Fund—I Class	None	None	None	None	None	None	None
Inflation Protected Bond Fund	None	None	None	None	None	None	$10,001-$50,000
Inflation Protected Bond Fund—I Class	None	None	None	None	None	None	None
Institutional Emerging Markets Bond Fund	None	None	None	None	None	None	None
Institutional Emerging Markets Equity Fund	None	None	None	None	None	None	None
Institutional Floating Rate Fund	None	None	None	None	None	None	None
Institutional Floating Rate Fund—F Class	None	None	None	None	None	None	None

Aggregate Holdings	Independent Directors
All Price Funds	Bazemore	Bianchetto	Duncan	Gerrard	McBride	Parrell	Walker
	Over $100,000	$50,001-$100,000	Over $100,000	Over $100,000	Over $100,000	Over $100,000	Over $100,000
Institutional Floating Rate Fund—Z Class	None	None	None	None	None	None	None
Institutional High Yield Fund	None	None	None	None	None	None	None
Institutional International Disciplined Equity Fund	None	None	None	None	None	None	None
Institutional Large-Cap Core Growth Fund	None	None	None	None	None	None	None
Institutional Long Duration Credit Fund	None	None	None	None	None	None	None
Institutional Mid-Cap Equity Growth Fund	None	None	None	None	None	None	None
Institutional Small-Cap Stock Fund	None	None	None	None	None	None	None
Integrated Global Equity Fund	None	None	None	None	None	None	None
Integrated Global Equity Fund—I Class	None	None	None	None	None	None	None
Integrated U.S. Large-Cap Value Equity Fund	None	None	None	None	None	None	None
Integrated U.S. Large-Cap Value Equity Fund—Advisor Class	None	None	None	None	None	None	None
Integrated U.S. Large-Cap Value Equity Fund—I Class	None	None	None	None	None	None	None
Integrated U.S. Small-Cap Growth Equity Fund	None	None	None	None	None	None	None
Integrated U.S. Small-Cap Growth Equity Fund—Advisor Class	None	None	None	None	None	None	None
Integrated U.S. Small-Cap Growth Equity Fund—I Class	None	None	None	None	None	None	None
Integrated U.S. Small-Mid Cap Core Equity Fund	None	None	None	$1-$10,000	None	None	None
Integrated U.S. Small-Mid Cap Core Equity Fund—Advisor Class	None	None	None	None	None	None	None
Integrated U.S. Small-Mid Cap Core Equity Fund—I Class	None	None	None	None	None	None	None
Intermediate Tax-Free High Yield Fund	None	None	None	None	None	None	None
Intermediate Tax-Free High Yield Fund—I Class	None	None	None	None	None	None	None
International Bond Fund	None	None	None	None	None	None	None
International Bond Fund—Advisor Class	None	None	None	None	None	None	None
International Bond Fund—I Class	None	None	None	None	None	None	None
International Bond Fund—Z Class	None	None	None	None	None	None	None
International Bond Fund (USD Hedged)	None	None	None	None	None	None	None
International Bond Fund (USD Hedged)—Advisor Class	None	None	None	None	None	None	None
International Bond Fund (USD Hedged)—I Class	None	None	None	None	None	None	None
International Bond Fund (USD Hedged)—Z Class	None	None	None	None	None	None	None

Aggregate Holdings	Independent Directors
All Price Funds	Bazemore	Bianchetto	Duncan	Gerrard	McBride	Parrell	Walker
	Over $100,000	$50,001-$100,000	Over $100,000	Over $100,000	Over $100,000	Over $100,000	Over $100,000
International Disciplined Equity Fund	None	None	None	None	None	None	None
International Disciplined Equity Fund—Advisor Class	None	None	None	None	None	None	None
International Disciplined Equity Fund—I Class	None	None	None	None	None	None	None
International Discovery Fund	None	None	None	None	None	None	None
International Discovery Fund—I Class	None	None	None	None	None	None	None
International Equity Index Fund	None	None	None	None	None	None	None
International Equity Index Fund—Z Class	None	None	None	None	None	None	None
International Stock Fund	None	None	None	$1-$10,000	None	None	None
International Stock Fund—Advisor Class	None	None	None	None	None	None	None
International Stock Fund—I Class	None	None	None	None	None	None	None
International Stock Fund—R Class	None	None	None	None	None	None	None
International Stock Fund—Z Class	None	None	None	None	None	None	None
International Value Equity Fund	None	None	None	None	None	Over $100,000	None
International Value Equity Fund—Advisor Class	None	None	None	None	None	None	None
International Value Equity Fund—I Class	None	None	None	None	None	None	None
International Value Equity Fund—R Class	None	None	None	None	None	None	None
International Value Equity Fund—Z Class	None	None	None	None	None	None	None
Japan Fund	None	None	None	None	None	None	None
Japan Fund—I Class	None	None	None	None	None	None	None
Latin America Fund	None	None	None	None	None	None	None
Latin America Fund—I Class	None	None	None	None	None	None	None
Large-Cap Growth Fund	None	None	None	$10,001-$50,000	None	None	None
Large-Cap Growth Fund—I Class	None	None	None	None	None	None	None
Large-Cap Value Fund	None	None	None	None	None	None	None
Large-Cap Value Fund—I Class	None	None	None	$10,001-$50,000	None	None	None
Limited Duration Inflation Focused Bond Fund	None	None	None	None	None	None	None
Limited Duration Inflation Focused Bond Fund—I Class	None	None	None	None	None	None	None
Limited Duration Inflation Focused Bond Fund—Z Class	None	None	None	None	None	None	None
Maryland Short-Term Tax-Free Bond Fund	None	None	None	None	None	None	None
Maryland Short-Term Tax-Free Bond Fund—I Class	None	None	None	None	None	None	None
Maryland Tax-Free Bond Fund	None	None	None	None	None	None	None
Maryland Tax-Free Bond Fund—I Class	None	None	None	None	None	None	None

Aggregate Holdings	Independent Directors
All Price Funds	Bazemore	Bianchetto	Duncan	Gerrard	McBride	Parrell	Walker
	Over $100,000	$50,001-$100,000	Over $100,000	Over $100,000	Over $100,000	Over $100,000	Over $100,000
Maryland Tax-Free Money Fund	None	None	None	None	None	None	None
Maryland Tax-Free Money Fund—I Class	None	None	None	None	None	None	None
Mid-Cap Growth Fund	None	None	None	None	None	None	$10,001-$50,000
Mid-Cap Growth Fund—Advisor Class	None	None	None	None	None	None	None
Mid-Cap Growth Fund—I Class	None	None	None	None	None	None	None
Mid-Cap Growth Fund—R Class	None	None	None	None	None	None	None
Mid-Cap Growth Fund—Z Class	None	None	None	None	None	None	None
Mid-Cap Index Fund	None	None	None	None	None	None	None
Mid-Cap Index Fund—I Class	None	None	None	None	None	None	None
Mid-Cap Index Fund—Z Class	None	None	None	None	None	None	None
Mid-Cap Value Fund	None	None	None	None	None	None	None
Mid-Cap Value Fund—Advisor Class	None	None	None	None	None	None	None
Mid-Cap Value Fund—I Class	None	None	None	$50,001-$100,000	None	None	None
Mid-Cap Value Fund—R Class	None	None	None	None	None	None	None
Mid-Cap Value Fund—Z Class	None	None	None	None	None	None	None
Mortgage-Backed Securities Multi-Sector Account Portfolio	None	None	None	None	None	None	None
Multi-Strategy Total Return Fund	None	None	None	None	None	None	None
Multi-Strategy Total Return Fund—I Class	None	None	None	None	None	None	None
New Asia Fund	None	None	None	None	None	None	None
New Asia Fund—I Class	None	None	None	None	None	None	None
New Era Fund	None	None	None	None	None	None	None
New Era Fund—I Class	None	None	None	None	None	None	None
New Horizons Fund	None	None	None	None	None	None	None
New Horizons Fund—I Class	None	None	None	Over $100,000	None	None	None
New Horizons Fund—Z Class	None	None	None	None	None	None	None
New Income Fund	None	None	None	None	None	None	None
New Income Fund—Advisor Class	None	None	None	None	None	None	None
New Income Fund—I Class	None	None	None	None	None	None	None
New Income Fund—R Class	None	None	None	None	None	None	None
New Income Fund—Z Class	None	None	None	None	None	None	None
New Jersey Tax-Free Bond Fund	None	None	None	None	None	None	None
New Jersey Tax-Free Bond Fund—I Class	None	None	None	None	None	None	None
New York Tax-Free Bond Fund	None	None	None	None	None	None	None
New York Tax-Free Bond Fund—I Class	None	None	None	None	None	None	None
Overseas Stock Fund	None	None	None	None	None	None	$50,001-$100,000
Overseas Stock Fund—Advisor Class	None	None	None	None	None	None	None
Overseas Stock Fund—I Class	None	None	None	None	None	None	None

Aggregate Holdings	Independent Directors
All Price Funds	Bazemore	Bianchetto	Duncan	Gerrard	McBride	Parrell	Walker
	Over $100,000	$50,001-$100,000	Over $100,000	Over $100,000	Over $100,000	Over $100,000	Over $100,000
Overseas Stock Fund—Z Class	None	None	None	None	None	None	None
QM U.S. Bond Index Fund	None	None	None	None	None	None	None
QM U.S. Bond Index Fund—I Class	None	None	None	None	None	None	None
QM U.S. Bond Index Fund—Z Class	None	None	None	None	None	None	None
Real Assets Fund	None	None	None	None	None	None	None
Real Assets Fund—I Class	None	None	None	None	None	None	None
Real Assets Fund—Z Class	None	None	None	None	None	None	None
Real Estate Fund	None	None	None	None	None	None	None
Real Estate Fund—Advisor Class	None	None	None	None	None	None	None
Real Estate Fund—I Class	None	None	None	None	None	None	None
Retirement 2005 Fund	None	None	None	None	None	None	None
Retirement 2005 Fund—Advisor Class	None	None	None	None	None	None	None
Retirement 2005 Fund—I Class	None	None	None	None	None	None	None
Retirement 2005 Fund—R Class	None	None	None	None	None	None	None
Retirement 2010 Fund	None	None	None	None	None	None	None
Retirement 2010 Fund—Advisor Class	None	None	None	None	None	None	None
Retirement 2010 Fund—I Class	None	None	None	None	None	None	None
Retirement 2010 Fund—R Class	None	None	None	None	None	None	None
Retirement 2015 Fund	None	None	None	None	None	None	None
Retirement 2015 Fund—Advisor Class	None	None	None	None	None	None	None
Retirement 2015 Fund—I Class	None	None	None	None	None	None	None
Retirement 2015 Fund—R Class	None	None	None	None	None	None	None
Retirement 2020 Fund	None	None	None	$10,001-$50,000	None	None	None
Retirement 2020 Fund—Advisor Class	None	None	None	None	None	None	None
Retirement 2020 Fund—I Class	None	None	None	None	None	None	None
Retirement 2020 Fund—R Class	None	None	None	None	None	None	None
Retirement 2025 Fund	None	None	None	$50,001-$100,000	None	None	None
Retirement 2025 Fund—Advisor Class	None	None	None	None	None	None	None
Retirement 2025 Fund—I Class	None	None	None	None	None	None	None
Retirement 2025 Fund—R Class	None	None	None	None	None	None	None
Retirement 2030 Fund	None	None	None	$10,001-$50,000	None	None	None
Retirement 2030 Fund—Advisor Class	None	None	None	None	None	None	None
Retirement 2030 Fund—I Class	None	None	None	None	None	None	None

Aggregate Holdings	Independent Directors
All Price Funds	Bazemore	Bianchetto	Duncan	Gerrard	McBride	Parrell	Walker
	Over $100,000	$50,001-$100,000	Over $100,000	Over $100,000	Over $100,000	Over $100,000	Over $100,000
Retirement 2030 Fund—R Class	None	None	None	None	None	None	None
Retirement 2035 Fund	None	None	None	$10,001-$50,000	None	None	None
Retirement 2035 Fund—Advisor Class	None	None	None	None	None	None	None
Retirement 2035 Fund—I Class	None	None	None	None	None	None	None
Retirement 2035 Fund—R Class	None	None	None	None	None	None	None
Retirement 2040 Fund	None	None	None	$10,001-$50,000	None	None	None
Retirement 2040 Fund—Advisor Class	None	None	None	None	None	None	None
Retirement 2040 Fund—I Class	None	None	None	None	None	None	None
Retirement 2040 Fund—R Class	None	None	None	None	None	None	None
Retirement 2045 Fund	None	None	None	None	None	None	None
Retirement 2045 Fund—Advisor Class	None	None	None	None	None	None	None
Retirement 2045 Fund—I Class	None	None	None	None	None	None	None
Retirement 2045 Fund—R Class	None	None	None	None	None	None	None
Retirement 2050 Fund	None	None	None	None	None	None	None
Retirement 2050 Fund—Advisor Class	None	None	None	None	None	None	None
Retirement 2050 Fund—I Class	None	None	None	None	None	None	None
Retirement 2050 Fund—R Class	None	None	None	None	None	None	None
Retirement 2055 Fund	None	None	None	None	None	None	None
Retirement 2055 Fund—Advisor Class	None	None	None	None	None	None	None
Retirement 2055 Fund—I Class	None	None	None	None	None	None	None
Retirement 2055 Fund—R Class	None	None	None	None	None	None	None
Retirement 2060 Fund	None	None	None	None	None	None	None
Retirement 2060 Fund—Advisor Class	None	None	None	None	None	None	None
Retirement 2060 Fund—I Class	None	None	None	None	None	None	None
Retirement 2060 Fund—R Class	None	None	None	None	None	None	None
Retirement 2065 Fund	None	None	None	None	None	None	None
Retirement 2065 Fund—Advisor Class	None	None	None	None	None	None	None
Retirement 2065 Fund—I Class	None	None	None	None	None	None	None
Retirement 2065 Fund—R Class	None	None	None	None	None	None	None
Retirement Balanced Fund	None	None	None	None	None	None	None
Retirement Balanced Fund—Advisor Class	None	None	None	None	None	None	None
Retirement Balanced Fund—I Class	None	None	None	None	None	None	None

Aggregate Holdings	Independent Directors
All Price Funds	Bazemore	Bianchetto	Duncan	Gerrard	McBride	Parrell	Walker
	Over $100,000	$50,001-$100,000	Over $100,000	Over $100,000	Over $100,000	Over $100,000	Over $100,000
Retirement Balanced Fund—R Class	None	None	None	None	None	None	None
Retirement Blend 2005 Fund	None	None	None	None	None	None	None
Retirement Blend 2005 Fund—I Class	None	None	None	None	None	None	None
Retirement Blend 2010 Fund	None	None	None	None	None	None	None
Retirement Blend 2010 Fund—I Class	None	None	None	None	None	None	None
Retirement Blend 2015 Fund	None	None	None	None	None	None	None
Retirement Blend 2015 Fund—I Class	None	None	None	None	None	None	None
Retirement Blend 2020 Fund	None	None	None	None	None	None	None
Retirement Blend 2020 Fund—I Class	None	None	None	None	None	None	None
Retirement Blend 2025 Fund	None	None	None	None	None	None	None
Retirement Blend 2025 Fund—I Class	None	None	None	None	None	None	None
Retirement Blend 2030 Fund	None	None	None	None	None	None	None
Retirement Blend 2030 Fund—I Class	None	None	None	None	None	None	None
Retirement Blend 2035 Fund	None	None	None	None	None	None	None
Retirement Blend 2035 Fund—I Class	None	None	None	None	None	None	None
Retirement Blend 2040 Fund	None	None	None	None	None	None	None
Retirement Blend 2040 Fund—I Class	None	None	None	None	None	None	None
Retirement Blend 2045 Fund	None	None	None	None	None	None	None
Retirement Blend 2045 Fund—I Class	None	None	None	None	None	None	None
Retirement Blend 2050 Fund	None	None	None	None	None	None	None
Retirement Blend 2050 Fund—I Class	None	None	None	None	None	None	None
Retirement Blend 2055 Fund	None	None	None	None	None	None	None
Retirement Blend 2055 Fund—I Class	None	None	None	None	None	None	None
Retirement Blend 2060 Fund	None	None	None	None	None	None	None
Retirement Blend 2060 Fund—I Class	None	None	None	None	None	None	None
Retirement Blend 2065 Fund	None	None	None	None	None	None	None
Retirement Blend 2065 Fund—I Class	None	None	None	None	None	None	None
Retirement Income 2020 Fund	None	None	None	None	None	None	None
Retirement Income 2020 Fund—I Class	None	None	None	None	None	None	None
Retirement Income 2025 Fund	None	None	None	None	None	None	None
Retirement Income 2025 Fund—I Class	None	None	None	None	None	None	None
Science & Technology Fund	None	None	None	$10,001-$50,000	None	None	None
Science & Technology Fund—Advisor Class	None	None	None	None	None	None	None
Science & Technology Fund—I Class	None	None	None	$50,001-$100,000	None	None	None
Short Duration Income Fund	None	None	None	None	None	None	None
Short Duration Income Fund—I Class	None	None	None	None	None	None	None

Aggregate Holdings	Independent Directors
All Price Funds	Bazemore	Bianchetto	Duncan	Gerrard	McBride	Parrell	Walker
	Over $100,000	$50,001-$100,000	Over $100,000	Over $100,000	Over $100,000	Over $100,000	Over $100,000
Short-Term Bond Fund	None	None	None	None	None	None	None
Short-Term Bond Fund—Advisor Class	None	None	None	None	None	None	None
Short-Term Bond Fund—I Class	None	None	None	None	None	None	None
Small-Cap Index Fund	None	None	None	None	None	None	None
Small-Cap Index Fund—I Class	None	None	None	None	None	None	None
Small-Cap Index Fund—Z Class	None	None	None	None	None	None	None
Small-Cap Stock Fund	None	None	None	$1-$10,000	None	None	None
Small-Cap Stock Fund—Advisor Class	None	None	None	None	None	None	None
Small-Cap Stock Fund—I Class	None	None	None	$50,001-$100,000	None	None	None
Small-Cap Stock Fund—Z Class	None	None	None	None	None	None	None
Small-Cap Value Fund	None	None	None	$10,001-$50,000	None	None	$10,001-$50,000
Small-Cap Value Fund—Advisor Class	None	None	None	None	None	None	None
Small-Cap Value Fund—I Class	None	None	None	None	None	None	None
Small-Cap Value Fund—Z Class	None	None	None	None	None	None	None
Spectrum Conservative Allocation Fund	None	None	None	None	None	None	None
Spectrum Conservative Allocation Fund—I Class	None	None	None	None	None	None	None
Spectrum Diversified Equity Fund	None	None	None	None	None	None	None
Spectrum Diversified Equity Fund—I Class	None	None	None	None	None	None	None
Spectrum Income Fund	None	None	None	None	None	None	None
Spectrum Income Fund—I Class	None	None	None	None	None	None	None
Spectrum International Equity Fund	None	None	None	None	None	None	None
Spectrum International Equity Fund—I Class	None	None	None	None	None	None	None
Spectrum Moderate Allocation Fund	None	None	None	None	None	None	None
Spectrum Moderate Allocation Fund—I Class	None	None	None	$10,001-$50,000	None	None	None
Spectrum Moderate Growth Allocation Fund	None	None	None	None	None	None	None
Spectrum Moderate Growth Allocation Fund—I Class	None	None	None	$50,001-$100,000	None	None	None
Summit Municipal Income Fund	None	None	None	None	None	None	None
Summit Municipal Income Fund—Advisor Class	None	None	None	None	None	None	None
Summit Municipal Income Fund—I Class	None	None	None	None	None	None	None
Summit Municipal Intermediate Fund	None	None	None	None	None	None	None

Aggregate Holdings	Independent Directors
All Price Funds	Bazemore	Bianchetto	Duncan	Gerrard	McBride	Parrell	Walker
	Over $100,000	$50,001-$100,000	Over $100,000	Over $100,000	Over $100,000	Over $100,000	Over $100,000
Summit Municipal Intermediate Fund—Advisor Class	None	None	None	None	None	None	None
Summit Municipal Intermediate Fund—I Class	None	None	None	None	None	None	None
Target 2005 Fund	None	None	None	None	None	None	None
Target 2005 Fund—Advisor Class	None	None	None	None	None	None	None
Target 2005 Fund—I Class	None	None	None	None	None	None	None
Target 2010 Fund	None	None	None	None	None	None	None
Target 2010 Fund—Advisor Class	None	None	None	None	None	None	None
Target 2010 Fund—I Class	None	None	None	None	None	None	None
Target 2015 Fund	None	None	None	None	None	None	None
Target 2015 Fund—Advisor Class	None	None	None	None	None	None	None
Target 2015 Fund—I Class	None	None	None	None	None	None	None
Target 2020 Fund	None	None	None	None	None	None	None
Target 2020 Fund—Advisor Class	None	None	None	None	None	None	None
Target 2020 Fund—I Class	None	None	None	None	None	None	None
Target 2025 Fund	None	None	None	None	None	None	None
Target 2025 Fund—Advisor Class	None	None	None	None	None	None	None
Target 2025 Fund—I Class	None	None	None	None	None	None	None
Target 2030 Fund	None	None	None	None	None	None	None
Target 2030 Fund—Advisor Class	None	None	None	None	None	None	None
Target 2030 Fund—I Class	None	None	None	None	None	None	None
Target 2035 Fund	None	None	None	None	None	None	None
Target 2035 Fund—Advisor Class	None	None	None	None	None	None	None
Target 2035 Fund—I Class	None	None	None	None	None	None	None
Target 2040 Fund	None	None	None	None	None	None	None
Target 2040 Fund—Advisor Class	None	None	None	None	None	None	None
Target 2040 Fund—I Class	None	None	None	None	None	None	None
Target 2045 Fund	None	None	None	None	None	None	None
Target 2045 Fund—Advisor Class	None	None	None	None	None	None	None
Target 2045 Fund—I Class	None	None	None	None	None	None	None
Target 2050 Fund	None	None	None	None	None	None	None
Target 2050 Fund—Advisor Class	None	None	None	None	None	None	None
Target 2050 Fund—I Class	None	None	None	None	None	None	None
Target 2055 Fund	None	None	None	None	None	None	None
Target 2055 Fund—Advisor Class	None	None	None	None	None	None	None
Target 2055 Fund—I Class	None	None	None	None	None	None	None
Target 2060 Fund	None	None	None	None	None	None	None
Target 2060 Fund—Advisor Class	None	None	None	None	None	None	None
Target 2060 Fund—I Class	None	None	None	None	None	None	None
Target 2065 Fund	None	None	None	$10,001-$50,000	None	None	None
Target 2065 Fund—Advisor Class	None	None	None	None	None	None	None
Target 2065 Fund—I Class	None	None	None	None	None	None	None

Aggregate Holdings	Independent Directors
All Price Funds	Bazemore	Bianchetto	Duncan	Gerrard	McBride	Parrell	Walker
	Over $100,000	$50,001-$100,000	Over $100,000	Over $100,000	Over $100,000	Over $100,000	Over $100,000
Tax-Efficient Equity Fund	None	None	None	None	None	None	None
Tax-Efficient Equity Fund—I Class	None	None	None	None	None	None	None
Tax-Exempt Money Fund	None	None	None	None	None	None	None
Tax-Exempt Money Fund—I Class	None	None	None	None	None	None	None
Tax-Free High Yield Fund	None	None	None	None	None	None	None
Tax-Free High Yield Fund—Advisor Class	None	None	None	None	None	None	None
Tax-Free High Yield Fund—I Class	None	None	None	None	None	None	None
Tax-Free Income Fund	None	None	None	None	None	None	None
Tax-Free Income Fund—Advisor Class	None	None	None	None	None	None	None
Tax-Free Income Fund—I Class	None	None	None	None	None	None	None
Tax-Free Short-Intermediate Fund	None	None	None	None	None	None	None
Tax-Free Short-Intermediate Fund—Advisor Class	None	None	None	None	None	None	None
Tax-Free Short-Intermediate Fund—I Class	None	None	None	None	None	None	None
Total Equity Market Index Fund	None	None	None	None	None	None	None
Total Return Fund	None	None	None	None	None	None	$10,001-$50,000
Total Return Fund—Advisor Class	None	None	None	None	None	None	None
Total Return Fund—I Class	None	None	None	None	None	None	None
Treasury Reserve Fund	None	None	None	None	None	None	None
U.S. Equity Research Fund	None	None	None	$10,001-$50,000	None	None	None
U.S. Equity Research Fund—Advisor Class	None	None	None	None	None	None	None
U.S. Equity Research Fund—I Class	None	None	None	$50,001-$100,000	None	None	None
U.S. Equity Research Fund—R Class	None	None	None	None	None	None	None
U.S. Equity Research Fund—Z Class	None	None	None	None	None	None	None
U.S. High Yield Fund	None	None	None	None	None	None	None
U.S. High Yield Fund—Advisor Class	None	None	None	None	None	None	None
U.S. High Yield Fund—I Class	None	None	None	None	None	None	None
U.S. Large-Cap Core Fund	None	None	None	$10,001-$50,000	None	None	None
U.S. Large-Cap Core Fund—Advisor Class	None	None	None	None	None	None	None
U.S. Large-Cap Core Fund—I Class	None	None	None	$10,001-$50,000	None	None	None
U.S. Large-Cap Core Fund—Z Class	None	None	None	None	None	None	None
U.S. Limited Duration TIPS Index Fund	None	None	None	None	None	None	None
U.S. Limited Duration TIPS Index Fund—I Class	None	None	None	None	None	None	None
U.S. Limited Duration TIPS Index Fund—Z Class	None	None	None	None	None	None	None

Aggregate Holdings	Independent Directors
All Price Funds	Bazemore	Bianchetto	Duncan	Gerrard	McBride	Parrell	Walker
	Over $100,000	$50,001-$100,000	Over $100,000	Over $100,000	Over $100,000	Over $100,000	Over $100,000
U.S. Treasury Intermediate Index Fund	None	None	None	None	None	None	None
U.S. Treasury Intermediate Index Fund—I Class	None	None	None	None	None	None	None
U.S. Treasury Intermediate Index Fund—Z Class	None	None	None	None	None	None	None
U.S. Treasury Long-Term Index Fund	None	None	None	None	None	None	None
U.S. Treasury Long-Term Index Fund—I Class	None	None	None	None	None	None	None
U.S. Treasury Long-Term Index Fund—Z Class	None	None	None	None	None	None	None
U.S. Treasury Money Fund	None	$1-$10,000	None	None	None	None	None
U.S. Treasury Money Fund—I Class	None	None	None	None	None	None	None
U.S. Treasury Money Fund—Z Class	None	None	None	None	None	None	None
Ultra Short-Term Bond Fund	None	None	None	$1-$10,000	None	None	None
Ultra Short-Term Bond Fund—I Class	None	None	None	None	None	None	None
Value Fund	None	None	None	$50,001-$100,000	None	$50,001-$100,000	None
Value Fund—Advisor Class	None	None	None	None	None	None	None
Value Fund—I Class	None	None	None	None	None	None	None
Value Fund—Z Class	None	None	None	None	None	None	None
Virginia Tax-Free Bond Fund	None	None	None	None	None	None	None
Virginia Tax-Free Bond Fund—I Class	None	None	None	None	None	None	None

Aggregate Holdings	Interested Directors
All Price Funds	Oestreicher	Veiel
	Over $100,000	Over $100,000
Africa & Middle East Fund	None	None
Africa & Middle East Fund—I Class	None	None
All-Cap Opportunities Fund	None	Over $100,000
All-Cap Opportunities Fund—Advisor Class	None	None
All-Cap Opportunities Fund—I Class	None	Over $100,000
Asia Opportunities Fund	None	None
Asia Opportunities Fund—Advisor Class	None	None
Asia Opportunities Fund—I Class	None	None
Balanced Fund	None	None
Balanced Fund—I Class	None	None
Blue Chip Growth Fund	None	None
Blue Chip Growth Fund—Advisor Class	None	None
Blue Chip Growth Fund—I Class	$50,001-$100,000	None
Blue Chip Growth Fund—R Class	None	None
California Tax-Free Bond Fund	None	None
California Tax-Free Bond Fund—I Class	None	None
Capital Appreciation and Income Fund	None	None
Capital Appreciation and Income Fund—I Class	None	None
Capital Appreciation Fund	None	None
Capital Appreciation Fund—Advisor Class	None	None
Capital Appreciation Fund—I Class	None	None
Cash Reserves Fund	None	None
China Evolution Equity Fund	None	None
China Evolution Equity Fund—I Class	None	None

Aggregate Holdings	Interested Directors
All Price Funds	Oestreicher	Veiel
	Over $100,000	Over $100,000
Communications & Technology Fund	None	None
Communications & Technology Fund—I Class	None	None
Corporate Income Fund	None	None
Corporate Income Fund—I Class	None	None
Credit Opportunities Fund	None	None
Credit Opportunities Fund—Advisor Class	None	None
Credit Opportunities Fund—I Class	None	None
Diversified Mid-Cap Growth Fund	None	None
Diversified Mid-Cap Growth Fund—I Class	None	None
Dividend Growth Fund	None	None
Dividend Growth Fund—Advisor Class	None	None
Dividend Growth Fund—I Class	None	Over $100,000
Dynamic Credit Fund	None	None
Dynamic Credit Fund—I Class	None	None
Dynamic Credit Fund—Z Class	None	None
Dynamic Global Bond Fund	None	None
Dynamic Global Bond Fund—Advisor Class	None	None
Dynamic Global Bond Fund—I Class	None	None
Dynamic Global Bond Fund—Z Class	None	None
Emerging Europe Fund	None	None
Emerging Europe Fund—I Class	None	None
Emerging Markets Bond Fund	None	None
Emerging Markets Bond Fund—Advisor Class	None	None
Emerging Markets Bond Fund—I Class	None	None
Emerging Markets Bond Fund—Z Class	None	None
Emerging Markets Corporate Bond Fund	None	None
Emerging Markets Corporate Bond Fund—Advisor Class	None	None
Emerging Markets Corporate Bond Fund—I Class	None	None
Emerging Markets Discovery Stock Fund	None	None
Emerging Markets Discovery Stock Fund—Advisor Class	None	None
Emerging Markets Discovery Stock Fund—I Class	None	None
Emerging Markets Discovery Stock Fund—Z Class	None	None
Emerging Markets Local Currency Bond Fund	None	None
Emerging Markets Local Currency Bond Fund—Advisor Class	None	None
Emerging Markets Local Currency Bond Fund—I Class	None	None
Emerging Markets Stock Fund	None	None
Emerging Markets Stock Fund—I Class	None	None
Emerging Markets Stock Fund—Z Class	None	None
Equity Income Fund	$50,001-$100,000	None
Equity Income Fund—Advisor Class	None	None
Equity Income Fund—I Class	$50,001-$100,000	None
Equity Income Fund—R Class	None	None
Equity Index 500 Fund	None	None
Equity Index 500 Fund—I Class	None	None
European Stock Fund	None	None
European Stock Fund—I Class	None	None
Extended Equity Market Index Fund	None	None
Financial Services Fund	None	None
Financial Services Fund—I Class	None	None
Floating Rate Fund	None	None
Floating Rate Fund—Advisor Class	None	None
Floating Rate Fund—I Class	None	Over $100,000
Floating Rate Fund—Z Class	None	None
Floating Rate Multi-Sector Account Portfolio	None	None
Georgia Tax-Free Bond Fund	None	None
Georgia Tax-Free Bond Fund—I Class	None	None
Global Allocation Fund	None	None
Global Allocation Fund—Advisor Class	None	None

Aggregate Holdings	Interested Directors
All Price Funds	Oestreicher	Veiel
	Over $100,000	Over $100,000
Global Allocation Fund—I Class	None	None
Global Consumer Fund	None	None
Global Growth Stock Fund	None	None
Global Growth Stock Fund—Advisor Class	None	None
Global Growth Stock Fund—I Class	None	None
Global High Income Bond Fund	None	None
Global High Income Bond Fund—Advisor Class	None	None
Global High Income Bond Fund—I Class	None	None
Global Industrials Fund	None	None
Global Industrials Fund—I Class	None	None
Global Multi-Sector Bond Fund	None	None
Global Multi-Sector Bond Fund—Advisor Class	None	None
Global Multi-Sector Bond Fund—I Class	None	None
Global Real Estate Fund	None	None
Global Real Estate Fund—Advisor Class	None	None
Global Real Estate Fund—I Class	None	None
Global Stock Fund	None	None
Global Stock Fund—Advisor Class	None	None
Global Stock Fund—I Class	None	None
Global Technology Fund	None	None
Global Technology Fund—I Class	None	None
Global Value Equity Fund	None	None
Global Value Equity Fund—I Class	None	None
GNMA Fund	None	None
GNMA Fund—I Class	None	None
Government Money Fund	$50,001-$100,000	None
Government Money Fund—I Class	Over $100,000	None
Government Reserve Fund	None	None
Growth Stock Fund	None	None
Growth Stock Fund—Advisor Class	None	None
Growth Stock Fund—I Class	None	None
Growth Stock Fund—R Class	None	None
Health Sciences Fund	None	None
Health Sciences Fund—I Class	None	None
Hedged Equity Fund	None	None
Hedged Equity Fund—I Class	None	None
Hedged Equity Fund—Z Class	None	None
High Yield Fund	$10,001-$50,000	None
High Yield Fund—Advisor Class	None	None
High Yield Fund—I Class	None	None
Inflation Protected Bond Fund	None	None
Inflation Protected Bond Fund—I Class	None	None
Institutional Emerging Markets Bond Fund	None	None
Institutional Emerging Markets Equity Fund	None	None
Institutional Floating Rate Fund	None	None
Institutional Floating Rate Fund—F Class	None	None
Institutional Floating Rate Fund—Z Class	None	None
Institutional High Yield Fund	None	None
Institutional International Disciplined Equity Fund	None	None
Institutional Large-Cap Core Growth Fund	None	None
Institutional Long Duration Credit Fund	None	None
Institutional Mid-Cap Equity Growth Fund	None	None
Institutional Small-Cap Stock Fund	None	None
Integrated Global Equity Fund	None	None
Integrated Global Equity Fund—I Class	None	None
Integrated U.S. Large-Cap Value Equity Fund	None	None
Integrated U.S. Large-Cap Value Equity Fund—Advisor Class	None	None
Integrated U.S. Large-Cap Value Equity Fund—I Class	None	None

Aggregate Holdings	Interested Directors
All Price Funds	Oestreicher	Veiel
	Over $100,000	Over $100,000
Integrated U.S. Small-Cap Growth Equity Fund	None	None
Integrated U.S. Small-Cap Growth Equity Fund—Advisor Class	None	None
Integrated U.S. Small-Cap Growth Equity Fund—I Class	None	None
Integrated U.S. Small-Mid Cap Core Equity Fund	None	None
Integrated U.S. Small-Mid Cap Core Equity Fund—Advisor Class	None	None
Integrated U.S. Small-Mid Cap Core Equity Fund—I Class	None	None
Intermediate Tax-Free High Yield Fund	None	None
Intermediate Tax-Free High Yield Fund—I Class	None	Over $100,000
International Bond Fund	None	None
International Bond Fund—Advisor Class	None	None
International Bond Fund—I Class	None	None
International Bond Fund—Z Class	None	None
International Bond Fund (USD Hedged)	None	None
International Bond Fund (USD Hedged)—Advisor Class	None	None
International Bond Fund (USD Hedged)—I Class	None	None
International Bond Fund (USD Hedged)—Z Class	None	None
International Disciplined Equity Fund	None	None
International Disciplined Equity Fund—Advisor Class	None	None
International Disciplined Equity Fund—I Class	None	None
International Discovery Fund	None	None
International Discovery Fund—I Class	None	None
International Equity Index Fund	None	None
International Equity Index Fund—Z Class	None	None
International Stock Fund	None	None
International Stock Fund—Advisor Class	None	None
International Stock Fund—I Class	None	None
International Stock Fund—R Class	None	None
International Stock Fund—Z Class	None	None
International Value Equity Fund	None	None
International Value Equity Fund—Advisor Class	None	None
International Value Equity Fund—I Class	None	None
International Value Equity Fund—R Class	None	None
International Value Equity Fund—Z Class	None	None
Japan Fund	None	None
Japan Fund—I Class	None	None
Latin America Fund	None	None
Latin America Fund—I Class	None	None
Large-Cap Growth Fund	None	None
Large-Cap Growth Fund—I Class	None	None
Large-Cap Value Fund	None	None
Large-Cap Value Fund—I Class	None	None
Limited Duration Inflation Focused Bond Fund	None	None
Limited Duration Inflation Focused Bond Fund—I Class	None	None
Limited Duration Inflation Focused Bond Fund—Z Class	None	None
Maryland Short-Term Tax-Free Bond Fund	None	None
Maryland Short-Term Tax-Free Bond Fund—I Class	None	None
Maryland Tax-Free Bond Fund	None	None
Maryland Tax-Free Bond Fund—I Class	None	None
Maryland Tax-Free Money Fund	None	None
Maryland Tax-Free Money Fund—I Class	None	None
Mid-Cap Growth Fund	None	$50,001-$100,000
Mid-Cap Growth Fund—Advisor Class	None	None
Mid-Cap Growth Fund—I Class	$50,001-$100,000	None
Mid-Cap Growth Fund—R Class	None	None
Mid-Cap Growth Fund—Z Class	None	None
Mid-Cap Index Fund	None	None
Mid-Cap Index Fund—I Class	None	None
Mid-Cap Index Fund—Z Class	None	None

Aggregate Holdings	Interested Directors
All Price Funds	Oestreicher	Veiel
	Over $100,000	Over $100,000
Mid-Cap Value Fund	$10,001-$50,000	None
Mid-Cap Value Fund—Advisor Class	None	None
Mid-Cap Value Fund—I Class	None	None
Mid-Cap Value Fund—R Class	None	None
Mid-Cap Value Fund—Z Class	None	None
Mortgage-Backed Securities Multi-Sector Account Portfolio	None	None
Multi-Strategy Total Return Fund	None	None
Multi-Strategy Total Return Fund—I Class	None	None
New Asia Fund	None	None
New Asia Fund—I Class	None	None
New Era Fund	None	None
New Era Fund—I Class	None	None
New Horizons Fund	None	None
New Horizons Fund—I Class	None	None
New Horizons Fund—Z Class	None	None
New Income Fund	None	None
New Income Fund—Advisor Class	None	None
New Income Fund—I Class	$50,001-$100,000	None
New Income Fund—R Class	None	None
New Income Fund—Z Class	None	None
New Jersey Tax-Free Bond Fund	None	None
New Jersey Tax-Free Bond Fund—I Class	None	None
New York Tax-Free Bond Fund	None	None
New York Tax-Free Bond Fund—I Class	None	None
Overseas Stock Fund	None	None
Overseas Stock Fund—Advisor Class	None	None
Overseas Stock Fund—I Class	None	None
Overseas Stock Fund—Z Class	None	None
QM U.S. Bond Index Fund	None	None
QM U.S. Bond Index Fund—I Class	None	None
QM U.S. Bond Index Fund—Z Class	None	None
Real Assets Fund	None	None
Real Assets Fund—I Class	None	None
Real Assets Fund—Z Class	None	None
Real Estate Fund	None	None
Real Estate Fund—Advisor Class	None	None
Real Estate Fund—I Class	None	None
Retirement 2005 Fund	None	None
Retirement 2005 Fund—Advisor Class	None	None
Retirement 2005 Fund—I Class	None	None
Retirement 2005 Fund—R Class	None	None
Retirement 2010 Fund	None	None
Retirement 2010 Fund—Advisor Class	None	None
Retirement 2010 Fund—I Class	None	None
Retirement 2010 Fund—R Class	None	None
Retirement 2015 Fund	None	None
Retirement 2015 Fund—Advisor Class	None	None
Retirement 2015 Fund—I Class	None	None
Retirement 2015 Fund—R Class	None	None
Retirement 2020 Fund	Over $100,000	None
Retirement 2020 Fund—Advisor Class	None	None
Retirement 2020 Fund—I Class	None	None
Retirement 2020 Fund—R Class	None	None
Retirement 2025 Fund	$10,001-$50,000	None
Retirement 2025 Fund—Advisor Class	None	None
Retirement 2025 Fund—I Class	None	None
Retirement 2025 Fund—R Class	None	None
Retirement 2030 Fund	None	None

Aggregate Holdings	Interested Directors
All Price Funds	Oestreicher	Veiel
	Over $100,000	Over $100,000
Retirement 2030 Fund—Advisor Class	None	None
Retirement 2030 Fund—I Class	None	None
Retirement 2030 Fund—R Class	None	None
Retirement 2035 Fund	None	None
Retirement 2035 Fund—Advisor Class	None	None
Retirement 2035 Fund—I Class	None	None
Retirement 2035 Fund—R Class	None	None
Retirement 2040 Fund	None	None
Retirement 2040 Fund—Advisor Class	None	None
Retirement 2040 Fund—I Class	None	None
Retirement 2040 Fund—R Class	None	None
Retirement 2045 Fund	None	None
Retirement 2045 Fund—Advisor Class	None	None
Retirement 2045 Fund—I Class	None	None
Retirement 2045 Fund—R Class	None	None
Retirement 2050 Fund	None	None
Retirement 2050 Fund—Advisor Class	None	None
Retirement 2050 Fund—I Class	None	None
Retirement 2050 Fund—R Class	None	None
Retirement 2055 Fund	None	None
Retirement 2055 Fund—Advisor Class	None	None
Retirement 2055 Fund—I Class	None	None
Retirement 2055 Fund—R Class	None	None
Retirement 2060 Fund	None	None
Retirement 2060 Fund—Advisor Class	None	None
Retirement 2060 Fund—I Class	$10,001-$50,000	None
Retirement 2060 Fund—R Class	None	None
Retirement 2065 Fund	None	None
Retirement 2065 Fund—Advisor Class	None	None
Retirement 2065 Fund—I Class	None	None
Retirement 2065 Fund—R Class	None	None
Retirement Balanced Fund	None	None
Retirement Balanced Fund—Advisor Class	None	None
Retirement Balanced Fund—I Class	None	None
Retirement Balanced Fund—R Class	None	None
Retirement Blend 2005 Fund	None	None
Retirement Blend 2005 Fund—I Class	None	None
Retirement Blend 2010 Fund	None	None
Retirement Blend 2010 Fund—I Class	None	None
Retirement Blend 2015 Fund	None	None
Retirement Blend 2015 Fund—I Class	None	None
Retirement Blend 2020 Fund	None	None
Retirement Blend 2020 Fund—I Class	None	None
Retirement Blend 2025 Fund	None	None
Retirement Blend 2025 Fund—I Class	None	None
Retirement Blend 2030 Fund	None	None
Retirement Blend 2030 Fund—I Class	None	None
Retirement Blend 2035 Fund	None	None
Retirement Blend 2035 Fund—I Class	None	None
Retirement Blend 2040 Fund	None	None
Retirement Blend 2040 Fund—I Class	None	None
Retirement Blend 2045 Fund	None	None
Retirement Blend 2045 Fund—I Class	None	None
Retirement Blend 2050 Fund	None	None
Retirement Blend 2050 Fund—I Class	None	None
Retirement Blend 2055 Fund	None	None
Retirement Blend 2055 Fund—I Class	None	None
Retirement Blend 2060 Fund	None	None

Aggregate Holdings	Interested Directors
All Price Funds	Oestreicher	Veiel
	Over $100,000	Over $100,000
Retirement Blend 2060 Fund—I Class	None	None
Retirement Blend 2065 Fund	None	None
Retirement Income 2020 Fund	None	None
Science & Technology Fund	None	None
Science & Technology Fund—Advisor Class	None	None
Science & Technology Fund—I Class	None	None
Short Duration Income Fund	None	None
Short Duration Income Fund—I Class	None	None
Short-Term Bond Fund	None	None
Short-Term Bond Fund—Advisor Class	None	None
Short-Term Bond Fund—I Class	None	None
Small-Cap Index Fund	None	None
Small-Cap Index Fund—I Class	None	None
Small-Cap Index Fund—Z Class	None	None
Small-Cap Stock Fund	$10,001-$50,000	None
Small-Cap Stock Fund—Advisor Class	None	None
Small-Cap Stock Fund—I Class	None	None
Small-Cap Stock Fund—Z Class	None	None
Small-Cap Value Fund	None	None
Small-Cap Value Fund—Advisor Class	None	None
Small-Cap Value Fund—I Class	None	None
Small-Cap Value Fund—Z Class	None	None
Spectrum Conservative Allocation Fund	$1-$10,000	None
Spectrum Conservative Allocation Fund—I Class	None	None
Spectrum Diversified Equity Fund	None	None
Spectrum Diversified Equity Fund—I Class	None	None
Spectrum Income Fund	$1-$10,000	None
Spectrum Income Fund—I Class	None	None
Spectrum International Equity Fund	None	None
Spectrum International Equity Fund—I Class	None	None
Spectrum Moderate Allocation Fund	None	None
Spectrum Moderate Allocation Fund—I Class	None	None
Spectrum Moderate Growth Allocation Fund	None	None
Spectrum Moderate Growth Allocation Fund—I Class	None	None
Summit Municipal Income Fund	None	None
Summit Municipal Income Fund—Advisor Class	None	None
Summit Municipal Income Fund—I Class	None	None
Summit Municipal Intermediate Fund	None	None
Summit Municipal Intermediate Fund—Advisor Class	None	None
Summit Municipal Intermediate Fund—I Class	None	None
Target 2005 Fund	None	None
Target 2005 Fund—Advisor Class	None	None
Target 2005 Fund—I Class	None	None
Target 2010 Fund	None	None
Target 2010 Fund—Advisor Class	None	None
Target 2010 Fund—I Class	None	None
Target 2015 Fund	None	None
Target 2015 Fund—Advisor Class	None	None
Target 2015 Fund—I Class	None	None
Target 2020 Fund	None	None
Target 2020 Fund—Advisor Class	None	None
Target 2020 Fund—I Class	None	None
Target 2025 Fund	None	None
Target 2025 Fund—Advisor Class	None	None
Target 2025 Fund—I Class	None	None
Target 2030 Fund	None	None
Target 2030 Fund—Advisor Class	None	None
Target 2030 Fund—I Class	None	None

Aggregate Holdings	Interested Directors
All Price Funds	Oestreicher	Veiel
	Over $100,000	Over $100,000
Target 2035 Fund	None	None
Target 2035 Fund—Advisor Class	None	None
Target 2035 Fund—I Class	None	None
Target 2040 Fund	None	None
Target 2040 Fund—Advisor Class	None	None
Target 2040 Fund—I Class	None	None
Target 2045 Fund	None	None
Target 2045 Fund—Advisor Class	None	None
Target 2045 Fund—I Class	None	None
Target 2050 Fund	None	None
Target 2050 Fund—Advisor Class	None	None
Target 2050 Fund—I Class	None	None
Target 2055 Fund	None	None
Target 2055 Fund—Advisor Class	None	None
Target 2055 Fund—I Class	None	None
Target 2060 Fund	None	None
Target 2060 Fund—Advisor Class	None	None
Target 2060 Fund—I Class	None	None
Target 2065 Fund	None	None
Target 2065 Fund—Advisor Class	None	None
Target 2065 Fund—I Class	None	None
Tax-Efficient Equity Fund	None	None
Tax-Efficient Equity Fund—I Class	None	None
Tax-Exempt Money Fund	None	None
Tax-Exempt Money Fund—I Class	None	None
Tax-Free High Yield Fund	None	None
Tax-Free High Yield Fund—Advisor Class	None	None
Tax-Free High Yield Fund—I Class	None	None
Tax-Free Income Fund	None	None
Tax-Free Income Fund—Advisor Class	None	None
Tax-Free Income Fund—I Class	None	None
Tax-Free Short-Intermediate Fund	None	None
Tax-Free Short-Intermediate Fund—Advisor Class	None	None
Tax-Free Short-Intermediate Fund—I Class	None	None
Total Equity Market Index Fund	None	None
Total Return Fund	None	None
Total Return Fund—Advisor Class	None	None
Total Return Fund—I Class	None	None
Treasury Reserve Fund	None	None
U.S. Equity Research Fund	None	None
U.S. Equity Research Fund—Advisor Class	None	None
U.S. Equity Research Fund—I Class	None	None
U.S. Equity Research Fund—R Class	None	None
U.S. Equity Research Fund—Z Class	None	None
U.S. High Yield Fund	None	None
U.S. High Yield Fund—Advisor Class	None	None
U.S. High Yield Fund—I Class	None	None
U.S. Large-Cap Core Fund	None	None
U.S. Large-Cap Core Fund—Advisor Class	None	None
U.S. Large-Cap Core Fund—I Class	None	None
U.S. Large-Cap Core Fund—Z Class	None	None
U.S. Limited Duration TIPS Index Fund	None	None
U.S. Limited Duration TIPS Index Fund—I Class	None	None
U.S. Limited Duration TIPS Index Fund—Z Class	None	None
U.S. Treasury Intermediate Index Fund	None	None
U.S. Treasury Intermediate Index Fund—I Class	None	None
U.S. Treasury Intermediate Index Fund—Z Class	None	None
U.S. Treasury Long-Term Index Fund	None	None

Aggregate Holdings	Interested Directors
All Price Funds	Oestreicher	Veiel
	Over $100,000	Over $100,000
U.S. Treasury Long-Term Index Fund—I Class	None	None
U.S. Treasury Long-Term Index Fund—Z Class	None	None
U.S. Treasury Money Fund	Over $100,000	Over $100,000
U.S. Treasury Money Fund—I Class	None	None
U.S. Treasury Money Fund—Z Class	None	None
Ultra Short-Term Bond Fund	None	None
Ultra Short-Term Bond Fund—I Class	None	None
Value Fund	None	None
Value Fund—Advisor Class	None	None
Value Fund—I Class	None	None
Value Fund—Z Class	None	None
Virginia Tax-Free Bond Fund	None	None
Virginia Tax-Free Bond Fund—I Class	None	None
Value Fund—Advisor Class	None	None
Value Fund—I Class	None	None
Value Fund—Z Class	None	None
Virginia Tax-Free Bond Fund	None	None
Virginia Tax-Free Bond Fund—I Class	None	None

Portfolio Managers’ Holdings in the Price Funds

The following tables set forth the dollar range of equity securities beneficially owned by each Price Fund’s portfolio manager as of each Price Fund’s most recently completed fiscal year-end, unless otherwise indicated. Portfolio managers are encouraged to invest in the Price Funds they manage to align their interests with those of fund shareholders. Exceptions may arise when, for example, tax considerations or the nature of the fund make the investment inappropriate for the portfolio manager.

Holdings in the investment strategy include investments in the applicable Price Fund, as well as all investment portfolios that are managed by the same portfolio manager and have investment objectives, policies, and strategies that are substantially similar to those of the fund. Substantially similar portfolios may include other Price Funds (such as institutional funds), T. Rowe Price common trust funds, and non-U.S. pooled investment vehicles, such as Société d’Investissement à Capital Variable Funds (SICAVs).

The state tax-free funds are designed to be sold to persons residing in the state referenced in the fund’s name. Since the portfolio managers of the state tax-free funds reside in Maryland, they do not typically invest in funds designed to provide tax benefits for residents of other states.

Fund	Portfolio Manager	Range of Equity Securities in the Fund Beneficially Owned as of 2/28/23	Range of Holdings in Investment Strategy as of 2/28/23
California Tax-Free Bond Fund	Austin Applegate	None	$50,001–$100,000
Floating Rate Multi-Sector Account Portfolio (a)	Stephen M. Finamore	None	None
Georgia Tax-Free Bond Fund	Timothy G. Taylor	None	$100,001–$500,000
Intermediate Tax-Free High Yield Fund	James M. Murphy	$100,001-$500,000	$100,001-$500,000
Maryland Short-Term Tax-Free Bond Fund	Charles B. Hill	$1–$10,000	$10,001–$50,000
Maryland Tax-Free Bond Fund	Timothy G. Taylor	$100,001–$500,000	$100,001–$500,000
Maryland Tax-Free Money Fund	Douglas D. Spratley Alexander S. Obaza	None (b)	None (b)
Mortgage-Backed Securities Multi-Sector Account Portfolio(a)	Ramon Roberto de Castro	None	None
New Jersey Tax-Free Bond Fund(c)	Timothy G. Taylor	None	$100,001-$500,000

Fund	Portfolio Manager	Range of Equity Securities in the Fund Beneficially Owned as of 2/28/23	Range of Holdings in Investment Strategy as of 2/28/23
New York Tax-Free Bond Fund(c)	Timothy G. Taylor	None	$100,001-$500,000
Tax-Efficient Equity Fund	Donald J. Peters	Over $1,000,000	Over $1,000,000
Tax-Exempt Money Fund	Douglas D. Spratley Alexander S. Obaza	None (b)	None (b)
Tax-Free High Yield Fund	James M. Murphy	$500,001–$1,000,000	$500,001–$1,000,000
Tax-Free Income Fund(c)	Timothy G. Taylor	None	None
Tax-Free Short-Intermediate Fund	Charles B. Hill	$1–$10,000	$10,001–$50,000
Virginia Tax-Free Bond Fund	Timothy G. Taylor	None	$100,001–$500,000

(a) The fund is not available for direct purchase by members of the public; therefore, the portfolio manager is not permitted to invest directly in the fund.

(b) Effective October 1, 2023, Mr. Obaza became co-portfolio manager of the fund. Therefore, the range of holdings is not yet available.

(c) Effective December 31, 2023, Mr. Taylor became sole portfolio manager of the fund.

The Target Date Funds (other than the Retirement Balanced Fund) are designed to provide a diversified portfolio that becomes more conservative over time based on an expected retirement year.

Fund	Portfolio Manager	Range of Equity Securities in the Fund Beneficially Owned as of 5/31/23	Range of Holdings in Investment Strategy as of 5/31/23
Corporate Income Fund	Steven E. Boothe Lauren T. Wagandt	$100,001-$500,000 None	$100,001-$500,000 None
Credit Opportunities Fund	Rodney M. Rayburn	Over $1,000,000	Over $1,000,000
Floating Rate Fund	Paul M. Massaro	$100,001-$500,000	$100,001-$500,000
Global Multi-Sector Bond Fund	Kenneth Antony Orchard	$100,001-$500,000	$100,001-$500,000
GNMA Fund	Ramon Roberto de Castro	$10,001-$50,000	$10,001-$50,000
Government Money Fund	Douglas D. Spratley Alexander S. Obaza	None (a)	$10,001-$50,000 (a)
Government Reserve Fund(b)	Douglas D. Spratley Alexander S. Obaza	None (a)	$10,001-$50,000 (a)
High Yield Fund	Rodney M. Rayburn	None	$100,001-$500,000
Inflation Protected Bond Fund	Michael K. Sewell	None	None
Institutional Floating Rate Fund	Paul M. Massaro	$100,001-$500,000	$100,001-$500,000
Institutional High Yield Fund	Rodney M. Rayburn	$100,001-$500,000	$100,001-$500,000
Institutional Long Duration Credit Fund	Robert M. Larkins	None	None
Limited Duration Inflation Focused Bond Fund	Michael K. Sewell	None	None
New Income Fund	Stephen L. Bartolini Saurabh Sud	$500,001–$1,000,000 None	$500,001–$1,000,000 None
Retirement 2005 Fund	Kimberly E. DeDominicis Andrew G. Jacobs Van Merlen Wyatt A. Lee	None None None	Over $1,000,000 Over $1,000,000 Over $1,000,000
Retirement 2010 Fund	Kimberly E. DeDominicis Andrew G. Jacobs Van Merlen Wyatt A. Lee	None None None	Over $1,000,000 Over $1,000,000 Over $1,000,000
Retirement 2015 Fund	Kimberly E. DeDominicis Andrew G. Jacobs Van Merlen Wyatt A. Lee	None None None	Over $1,000,000 Over $1,000,000 Over $1,000,000
Retirement 2020 Fund	Kimberly E. DeDominicis Andrew G. Jacobs Van Merlen Wyatt A. Lee	None None None	Over $1,000,000 Over $1,000,000 Over $1,000,000

Fund	Portfolio Manager	Range of Equity Securities in the Fund Beneficially Owned as of 5/31/23	Range of Holdings in Investment Strategy as of 5/31/23
Retirement 2025 Fund	Kimberly E. DeDominicis Andrew G. Jacobs Van Merlen Wyatt A. Lee	None None None	Over $1,000,000 Over $1,000,000 Over $1,000,000
Retirement 2030 Fund	Kimberly E. DeDominicis Andrew G. Jacobs Van Merlen Wyatt A. Lee	None None None	Over $1,000,000 Over $1,000,000 Over $1,000,000
Retirement 2035 Fund	Kimberly E. DeDominicis Andrew G. Jacobs Van Merlen Wyatt A. Lee	None None $50,001-$100,000	Over $1,000,000 Over $1,000,000 Over $1,000,000
Retirement 2040 Fund	Kimberly E. DeDominicis Andrew G. Jacobs Van Merlen Wyatt A. Lee	None None $500,001–$1,000,000	Over $1,000,000 Over $1,000,000 Over $1,000,000
Retirement 2045 Fund	Kimberly E. DeDominicis Andrew G. Jacobs Van Merlen Wyatt A. Lee	$500,001–$1,000,000 None None	Over $1,000,000 Over $1,000,000 Over $1,000,000
Retirement 2050 Fund	Kimberly E. DeDominicis Andrew G. Jacobs Van Merlen Wyatt A. Lee	None None $500,001–$1,000,000	Over $1,000,000 Over $1,000,000 Over $1,000,000
Retirement 2055 Fund	Kimberly E. DeDominicis Andrew G. Jacobs Van Merlen Wyatt A. Lee	None None $100,001–$500,000	Over $1,000,000 Over $1,000,000 Over $1,000,000
Retirement 2060 Fund	Kimberly E. DeDominicis Andrew G. Jacobs Van Merlen Wyatt A. Lee	None None Over $1,000,000	Over $1,000,000 Over $1,000,000 Over $1,000,000
Retirement 2065 Fund	Kimberly E. DeDominicis Andrew G. Jacobs Van Merlen Wyatt A. Lee	None None $1-$10,000	Over $1,000,000 Over $1,000,000 Over $1,000,000
Retirement Balanced Fund	Kimberly E. DeDominicis Andrew G. Jacobs Van Merlen Wyatt A. Lee	None None None	Over $1,000,000 Over $1,000,000 Over $1,000,000
Retirement Blend 2005 Fund	Kimberly E. DeDominicis Andrew G. Jacobs Van Merlen Wyatt A. Lee	None None None	None None None
Retirement Blend 2010 Fund	Kimberly E. DeDominicis Andrew G. Jacobs Van Merlen Wyatt A. Lee	None None None	None None None
Retirement Blend 2015 Fund	Kimberly E. DeDominicis Andrew G. Jacobs Van Merlen Wyatt A. Lee	None None None	None None None
Retirement Blend 2020 Fund	Kimberly E. DeDominicis Andrew G. Jacobs Van Merlen Wyatt A. Lee	None None None	None None None
Retirement Blend 2025 Fund	Kimberly E. DeDominicis Andrew G. Jacobs Van Merlen Wyatt A. Lee	None None None	None None None
Retirement Blend 2030 Fund	Kimberly E. DeDominicis Andrew G. Jacobs Van Merlen Wyatt A. Lee	None None None	None None None
Retirement Blend 2035 Fund	Kimberly E. DeDominicis Andrew G. Jacobs Van Merlen Wyatt A. Lee	None None None	None None None
Retirement Blend 2040 Fund	Kimberly E. DeDominicis Andrew G. Jacobs Van Merlen Wyatt A. Lee	None None None	None None None
Retirement Blend 2045 Fund	Kimberly E. DeDominicis Andrew G. Jacobs Van Merlen Wyatt A. Lee	None None None	None None None
Retirement Blend 2050 Fund	Kimberly E. DeDominicis Andrew G. Jacobs Van Merlen Wyatt A. Lee	None None None	None None None

Fund	Portfolio Manager	Range of Equity Securities in the Fund Beneficially Owned as of 5/31/23	Range of Holdings in Investment Strategy as of 5/31/23
Retirement Blend 2055 Fund	Kimberly E. DeDominicis Andrew G. Jacobs Van Merlen Wyatt A. Lee	None None None	None None None
Retirement Blend 2060 Fund	Kimberly E. DeDominicis Andrew G. Jacobs Van Merlen Wyatt A. Lee	None None None	None None None
Retirement Blend 2065 Fund	Kimberly E. DeDominicis Andrew G. Jacobs Van Merlen Wyatt A. Lee	None None None	None None None
Short Duration Income Fund	Steven M. Kohlenstein Cheryl A. Mickel	$50,001-$100,000 $500,001–$1,000,000	$50,001-$100,000 $500,001–$1,000,000
Short-Term Bond Fund	Michael F. Reinartz Steven M. Kohlenstein	$100,001-$500,000 (c)	$100,001-$500,000 (c)
Spectrum Conservative Allocation Fund	Charles M. Shriver Toby M. Thompson	$100,001-$500,000 $100,001-$500,000	$100,001-$500,000 $500,001-$1,000,000
Spectrum Moderate Allocation Fund	Charles M. Shriver Toby M. Thompson	$100,001-$500,000 $100,001-$500,000	$100,001-$500,000 $500,001-$1,000,000
Spectrum Moderate Growth Allocation Fund	Charles M. Shriver Toby M. Thompson	$100,001-$500,000 $100,001-$500,000	$100,001-$500,000 $500,001-$1,000,000
Target 2005 Fund	Kimberly E. DeDominicis Andrew G. Jacobs Van Merlen Wyatt A. Lee	None None None	None None None
Target 2010 Fund	Kimberly E. DeDominicis Andrew G. Jacobs Van Merlen Wyatt A. Lee	None None None	None None None
Target 2015 Fund	Kimberly E. DeDominicis Andrew G. Jacobs Van Merlen Wyatt A. Lee	None None None	None None None
Target 2020 Fund	Kimberly E. DeDominicis Andrew G. Jacobs Van Merlen Wyatt A. Lee	None None None	None None None
Target 2025 Fund	Kimberly E. DeDominicis Andrew G. Jacobs Van Merlen Wyatt A. Lee	None None None	None None None
Target 2030 Fund	Kimberly E. DeDominicis Andrew G. Jacobs Van Merlen Wyatt A. Lee	None None None	None None None
Target 2035 Fund	Kimberly E. DeDominicis Andrew G. Jacobs Van Merlen Wyatt A. Lee	None None None	None None None
Target 2040 Fund	Kimberly E. DeDominicis Andrew G. Jacobs Van Merlen Wyatt A. Lee	None None None	None None None
Target 2045 Fund	Kimberly E. DeDominicis Andrew G. Jacobs Van Merlen Wyatt A. Lee	None None None	None None None
Target 2050 Fund	Kimberly E. DeDominicis Andrew G. Jacobs Van Merlen Wyatt A. Lee	None None None	None None None
Target 2055 Fund	Kimberly E. DeDominicis Andrew G. Jacobs Van Merlen Wyatt A. Lee	None None None	None None None
Target 2060 Fund	Kimberly E. DeDominicis Andrew G. Jacobs Van Merlen Wyatt A. Lee	None None None	None None None
Target 2065 Fund	Kimberly E. DeDominicis Andrew G. Jacobs Van Merlen Wyatt A. Lee	None None None	None None None
Total Return Fund	Christopher P. Brown Anna Alexandra Dreyer	$100,001-$500,000 $100,001-$500,000	$100,001-$500,000 $100,001-$500,000

Fund	Portfolio Manager	Range of Equity Securities in the Fund Beneficially Owned as of 5/31/23	Range of Holdings in Investment Strategy as of 5/31/23
Treasury Reserve Fund(b)	Douglas D. Spratley Alexander S. Obaza	None (a)	None (a)
U.S. High Yield Fund	Kevin Patrick Loome	$100,001–$500,000	$100,001–$500,000
U.S. Limited Duration TIPS Index Fund	Michael K. Sewell	None	None
U.S. Treasury Intermediate Index Fund	Michael K. Sewell	None	None
U.S. Treasury Long-Term Index Fund	Michael K. Sewell	None	None
U.S. Treasury Money Fund	Douglas D. Spratley Alexander S. Obaza	None (a)	$10,001-$50,000 (a)

(a) Effective October 1, 2023, Mr. Obaza became co-portfolio manager of the fund. Therefore, the range of holdings is not yet available.

(b) The fund is not available for direct purchase by members of the public; therefore, the portfolio manager is not permitted to invest directly in the fund.

(c) Effective October 1, 2023, Mr. Kohlenstein became co-portfolio manager of the fund. Therefore, the range of holdings is not yet available.

Fund	Portfolio Manager	Range of Equity Securities in the Fund Beneficially Owned as of 10/31/23	Range of Holdings in Investment Strategy as of 10/31/23
Africa & Middle East	Oluwaseun Oyegunle	$100,001-$500,000	$100,001-$500,000
Asia Opportunities	Jihong Min	None	None
Cash Reserves	Douglas D. Spratley	$10,001-$50,000	$10,001-$50,000
	Alexander S. Obaza	None	$10,001-$50,000
China Evolution Equity	Wenli Zheng	over $1,000,000	over $1,000,000
Emerging Europe	Ulle Adamson	None	None
Emerging Markets Discovery Stock	Ernest C. Yeung	over $1,000,000	over $1,000,000
Emerging Markets Stock	Eric C. Moffett	over $1,000,000	over $1,000,000
European Stock	Tobias Mueller	$100,001-$500,000	$500,001-$1,000,000
Global Allocation	Charles M. Shriver	over $1,000,000	over $1,000,000
	Toby M. Thompson	$50,001-$100,000	$50,001-$100,000
Global Growth Stock	R. Scott Berg	over $1,000,000	over $1,000,000
Global Impact Equity	Harishankar Balkrishna	None	$100,001-$500,000
Global Stock	David J. Eiswert	over $1,000,000	over $1,000,000
Global Value Equity Fund	Sebastien Mallet	over $1,000,000	over $1,000,000
Institutional Emerging Markets Equity	Eric C. Moffett	None	over $1,000,000
Institutional International Disciplined Equity	Federico Santilli	$500,001-$1,000,000	$500,001-$1,000,000
International Disciplined Equity	Federico Santilli	$500,001-$1,000,000	$500,001-$1,000,000
International Discovery	Benjamin Griffiths	$500,001-$1,000,000	$500,001-$1,000,000
International Equity Index	Neil Smith	None	None
International Stock	Richard N. Clattenburg	$500,001-$1,000,000	over $1,000,000
International Value Equity	Colin McQueen	$100,001-$500,000	$100,001-$500,000
Japan	Archibald Ciganer Albeniz	None	None
Latin America	Verena E. Wachnitz	$500,001-$1,000,000	$500,001-$1,000,000
Multi-Strategy Total Return Fund	Christopher Faulkner-MacDonagh	(a)	(a)
	Stefan Hubrich	$500,001-$1,000,000	$500,001-$1,000,000
New Asia	Anh Lu	None	over $1,000,000
Overseas Stock	Raymond A. Mills	None	over $1,000,000
QM U.S. Bond Index	Robert M. Larkins	$10,001-$50,000	$10,001-$50,000
Summit Municipal Income	Austin Applegate	$50,001-$100,000	$50,001-$100,000
Summit Municipal Intermediate	Charles B. Hill	over $1,000,000	over $1,000,000

(a) Effective January 1, 2024, Mr. Faulkner-MacDonagh became co-portfolio manager of the fund. Therefore, the range of holdings is not yet available.

Fund	Portfolio Manager	Range of Equity Securities in the Fund Beneficially Owned as of 12/31/22	Range of Holdings in Investment Strategy as of 12/31/22
All-Cap Opportunities Fund	Justin P. White	Over $1,000,000	Over $1,000,000
Balanced Fund	Charles M. Shriver Toby M. Thompson	$100,001-$500,000 $100,001-$500,000	$100,001-$500,000 $100,001-$500,000
Blue Chip Growth Fund	Paul D. Greene II	None	Over $1,000,000
Capital Appreciation Fund	David R. Giroux	Over $1,000,000	Over $1,000,000
Communications & Technology Fund	James Stillwagon	$100,001-$500,000	$100,001-$500,000
Diversified Mid-Cap Growth Fund	Donald J. Peters	Over $1,000,000	Over $1,000,000
Dividend Growth Fund	Thomas J. Huber	Over $1,000,000	Over $1,000,000
Dynamic Credit Fund	Saurabh Sud	Over $1,000,000	Over $1,000,000
Dynamic Global Bond Fund	Quentin S. Fitzsimmons Scott D. Solomon	(a) (a)	(a) (a)
Emerging Markets Bond Fund	Samy B. Muaddi	$500,001-$1,000,000	$500,001-$1,000,000
Emerging Markets Corporate Bond Fund	Samy B. Muaddi Siby Thomas	$500,001-$1,000,000 $100,001-$500,000	$500,001-$1,000,000 $100,001-$500,000
Emerging Markets Local Currency Bond Fund	Andrew J. Keirle	$100,001-$500,000	$100,001-$500,000
Equity Income Fund	John D. Linehan	Over $1,000,000	Over $1,000,000
Equity Index 500 Fund	Neil Smith	None	None
Extended Equity Market Index Fund	Neil Smith	None	None
Financial Services Fund	Matthew J. Snowling	$50,001-$100,000	$50,001-$100,000
Global Consumer Fund	Weijie (Vivian) Si	None	None
Global High Income Bond Fund	Michael F. Connelly Michael Della Vedova Samy B. Muaddi	over $1,000,000 $100,001-$500,000 over $1,000,000	Over $1,000,000 $100,001-$500,000 over $1,000,000
Global Industrials Fund	Jason Adams	None	None
Global Real Estate Fund	Jai Kapadia	None	$10,001-$50,000
Global Technology Fund	Dominic Rizzo	None	None
Growth Stock Fund	Joseph B. Fath	Over $1,000,000	Over $1,000,000
Health Sciences Fund	Ziad Bakri	$500,001-$1,000,000	$500,001-$1,000,000
Hedged Equity Fund	Sean P. McWilliams	(c)	(c)
High Yield Fund	Rodney M. Rayburn	None	$100,001-$500,000
Institutional Emerging Markets Bond Fund	Samy B. Muaddi	None	$500,001-$1,000,000
Institutional Large-Cap Core Growth Fund	Paul D. Greene II	None	Over $1,000,000
Institutional Mid-Cap Equity Growth Fund	Brian W.H. Berghuis	Over $1,000,000	Over $1,000,000
Institutional Small-Cap Stock Fund	Alexander Paul Roik	(d)	(d)
Integrated Global Equity Fund	David Corris Prashant G. Jeyaganesh Jordan S. Pryor	$10,001-$50,000 $10,001-$50,000 $10,001-$50,000	$10,001-$50,000 $10,001-$50,000 $10,001-$50,000
Integrated U.S. Large-Cap Value Equity Fund	David Corris Prashant G. Jeyaganesh	$50,001-$100,000 $10,001-$50,000	$50,001-$100,000 $10,001-$50,000
Integrated U.S. Small-Cap Growth Equity Fund(j)	Sudhir Nanda	$100,001–$500,000	$100,001–$500,000
Integrated U.S. Small-Mid Cap Core Equity Fund	David Corris Prashant G. Jeyaganesh	$100,001-$500,000 $50,001-$100,000	$100,001-$500,000 $50,001-$100,000

Fund	Portfolio Manager	Range of Equity Securities in the Fund Beneficially Owned as of 12/31/22	Range of Holdings in Investment Strategy as of 12/31/22
International Bond Fund	Andrew J. Keirle Kenneth Antony Orchard	(e) None	(e) None
International Bond Fund (USD Hedged)	Andrew J. Keirle Kenneth Antony Orchard	(e) None	(e) None
Large-Cap Growth Fund	Taymour R. Tamaddon	Over $1,000,000	Over $1,000,000
Mid-Cap Growth Fund	Brian W.H. Berghuis	Over $1,000,000	Over $1,000,000
Mid-Cap Index Fund(b)	Neil Smith	None	None
Mid-Cap Value Fund	Vincent Michael DeAugustino	$500,001–$1,000,000	Over $1,000,000
New Era Fund	Shinwoo Kim	$100,001-$500,000	$100,001-$500,000
New Horizons Fund	Joshua K. Spencer	over $1,000,000	Over $1,000,000
Real Assets Fund	Richard Coghlan Christopher Faulkner-MacDonagh	$50,001-$100,000 None	$50,001–$100,000 $10,001-$50,000
Real Estate Fund	Gregg Korondi (f)	$500,001-$1,000,000	$500,001-$1,000,000
Retirement Income 2020 Fund(g)	Kimberly E. DeDominicis Andrew G. Jacobs Van Merlen Wyatt A. Lee	None None Over $1,000,000	Over $1,000,000 Over $1,000,000 Over $1,000,000
Retirement Income 2025 Fund(g)	Kimberly E. DeDominicis Andrew G. Jacobs Van Merlen Wyatt A. Lee	(h) (h) (h)	Over $1,000,000 Over $1,000,000 Over $1,000,000
Science & Technology Fund	Kennard W. Allen (h)	Over $1,000,000	Over $1,000,000
Small-Cap Index Fund(b)	Neil Smith	None	None
Small-Cap Stock Fund	Alexander Paul Roik	(d)	(d)
Small-Cap Value Fund	John David Wagner	$100,001–$500,000	Over $1,000,000
Spectrum Diversified Equity Fund	Charles M. Shriver Toby M. Thompson	$100,001-$500,000 $10,001-$50,000	$500,001-$1,000,000 $50,001-$10,000
Spectrum Income Fund	Charles M. Shriver Toby M. Thompson	$100,001-$500,000 $50,001-$10,000	$500,001-$1,000,000 $50,001-$10,000
Spectrum International Equity Fund	Charles M. Shriver Toby M. Thompson	$100,001-$500,000 $10,001-$50,000	$500,001-$1,000,000 $50,001-$10,000
Transition Fund(b)	Matthew W. Novak Bradley R. Raglin	None None	None None
Total Equity Market Index Fund	Neil Smith	None	None
U.S. Equity Research Fund	Ann M. Holcomb Jason Nogueira Jason Benjamin Polun	Over $1,000,000 None None	Over $1,000,000 $50,001-$100,000 Over $1,000,000
U.S. Large-Cap Core Fund	Shawn T. Driscoll	Over $1,000,000	Over $1,000,000
Value Fund	Ryan S. Hedrick	Over $1,000,000	Over $1,000,000

(a) Effective February 28, 2023, Mr. Fitzsimmons and Mr. Solomon became co-portfolio managers of the fund. Therefore, the range of holdings is not yet available.

(b) The fund is not available for direct purchase by members of the public; therefore, the portfolio manager is not permitted to invest directly in the fund.

(c) The fund incepted on May 30, 2023; therefore, the range of fund holdings is not yet available.

(d) Effective July 1, 2023, Mr. Roik became co-portfolio manager of the fund and sole portfolio manager of the fund on January 1, 2024. Therefore, the range of holdings is not yet available.

(e) Effective February 28, 2023, Mr. Keirle joined Mr. Orchard as co-portfolio manager of the fund. Therefore, the range of holdings is not yet available.

(f) Effective January 1, 2024, Mr. Korondi became portfolio manager of the fund. Therefore, the range of holdings is not yet available.

(g) The fund is designed to provide a diversified portfolio that becomes more conservative over time based on an expected retirement year.

(h) The fund incepted on January 17, 2024; therefore, the range of fund holdings is not yet available.

(i) Effective October 1, 2023, Mr. Wang became co-portfolio manager of the fund. Therefore, the range of holdings is not yet available. Effective January 1, 2024, Mr. Wang became sole portfolio manager of the fund.

(j) Effective May 1, 2024, Mr. Corris and Mr. Jeyaganesh will become co-portfolio managers of the fund. Therefore, the range of holdings is not yet available.

Portfolio Manager Compensation

Portfolio manager compensation consists primarily of a base salary, a cash bonus, and an equity incentive that usually comes in the form of restricted stock grants. Compensation is variable and is determined based on the following factors.

Investment performance over 1-, 3-, 5-, and 10-year periods is the most important input. The weightings for these time periods are generally balanced and are applied consistently across similar strategies. T. Rowe Price (and Price Australia, Price Hong Kong, Price Singapore, Price Japan, Price International, and Price Investment Management, as appropriate) evaluates performance in absolute, relative, and risk-adjusted terms. Relative performance and risk-adjusted performance are typically determined with reference to the broad-based index (e.g., S&P 500 Index) and the Lipper average or index (e.g., Large-Cap Growth Index) set forth in the total returns table in the fund’s prospectus, although other benchmarks may be used as well. Investment results are also measured against comparably managed funds of competitive investment management firms. The selection of comparable funds is approved by the applicable investment steering committee (as described under the “Disclosure of Fund Portfolio Information” section) and is the same as the selection presented to the directors of the Price Funds in their regular review of fund performance. Performance is primarily measured on a pretax basis, although tax efficiency is considered and is especially important for the Tax-Efficient Equity Fund.

Compensation is viewed with a long-term time horizon. The more consistent a portfolio manager’s performance over time, the higher the compensation opportunity. The increase or decrease in a fund’s assets due to the purchase or sale of fund shares is not considered a material factor. In reviewing relative performance for fixed income funds, a fund’s expense ratio is usually taken into account. Contribution to T. Rowe Price’s overall investment process is an important consideration as well. Leveraging ideas and investment insights across applicable investment platforms; working effectively with and mentoring others; and other contributions to our clients, the firm, or our culture are important components of T. Rowe Price’s long-term success and are generally taken into consideration.

All employees of T. Rowe Price, including portfolio managers, can participate in a 401(k) plan sponsored by T. Rowe Price Group. In addition, all employees are eligible to purchase T. Rowe Price common stock through an employee stock purchase plan that features a limited corporate matching contribution. Eligibility for and participation in these plans is on the same basis for all employees. Finally, all vice presidents of T. Rowe Price Group, including all portfolio managers, receive supplemental medical/hospital reimbursement benefits and are eligible to participate in a supplemental savings plan sponsored by T. Rowe Price Group.

This compensation structure is used when evaluating the performance of all portfolios (including the Price Funds) managed by the portfolio manager.

Assets Under Management

The following table sets forth the number and total assets of the registered investment companies, other pooled investment vehicles, and other accounts managed by the portfolio managers as of the most recent fiscal year-end of the funds they manage, unless otherwise indicated. All of the assets of the funds that have multiple portfolio managers are shown as being allocated to all co-portfolio managers of those funds. There are no accounts for which the advisory fee is based on the performance of the account.

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number	Total Assets	Number	Total Assets	Number	Total Assets
Jason Adams	1	$136,922,325	0	—	0	—
Ulle Adamson	1	40,562,691	0	—	0	—
Archibald Ciganer Albeniz	1	402,442,533	7	$1,286,311,624	1	$373,113,492
Kennard W. Allen	4	6,380,381,725	2	53,074,059	0	—
Francisco Alonso	4	13,023,857,954	6	5,116,922,986	1	107,775,029
Austin Applegate	4	4,030,778,711	7	585,225,959	1	216,409,933
Malik Sarmad Asif	5	7,815,685,356	13	10,148,887,970	2	242,207,497
Ziad Bakri	5	17,683,809,107	4	2,651,252,717	0	—
Harishankar Balkrishna	1	17,477,489	5	117,454,878	0	—
Stephen L. Bartolini	3	18,416,318,115	10	14,155,897,727	1	8,725

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number	Total Assets	Number	Total Assets	Number	Total Assets
Peter J. Bates	0	—	1	6,973,374	0	—
Robert Scott Berg	1	926,206,888	21	9,148,515,800	0	—
Brian W.H. Berghuis	9	44,802,037,082	6	9,723,992,600	3	388,581,232
Steven E. Boothe	2	607,328,731	9	5,752,218,707	3	810,804,776
Christopher P. Brown	2	713,879,284	2	228,515,978	6	871,870,178
Richard N. Clattenburg	4	13,841,237,619	3	10,114,703,883	0	—
Richard Coghlan	2	6,861,780,840	3	7,259,403,391	3	129,754
Michael F. Connelly	2	269,838,903	8	1,165,019,882	1	35,507,152
David Corris	3	372,584,145	0	—	2	17,712,380
Kimberly E. DeDominicis	74	163,585,018,149	129	227,903,329,268	0	—
Ramon Roberto de Castro	2	1,131,492,168	0	—	0	—
Michael Della Vedova	1	260,066,304	8	1,257,348,756	0	—
Vincent Michael DeAugustino	5	16,947,991,788	2	6,339,115,447	0	—
Anna Alexandra Dreyer	2	713,879,284	2	228,515,978	0	—
Shawn T. Driscoll	3	10,204,376,778	7	8,473,284,359	1	3,152,922
David J. Eiswert	1	5,280,106,365	38	17,678,239,623	6	2,794,531,718
Joseph B. Fath	12	57,177,332,294	9	25,035,196,097	4	1,548,587,853
Christopher Faulkner-MacDonagh	6	14,076,269,541	3	6,870,123,388	1	5,062,913
Stephen M. Finamore	1	10,564,057	1	1,137,776,859	0	—
Quentin S. Fitzsimmons	0	—	8	2,093,017,479	1	1,063,954,475
David R. Giroux	7	71,010,146,237	1	587,508,728	0	—
Paul D. Greene II	10	62,335,605,634	30	26,412,349,704	5	2,546,736,215
Benjamin Griffiths	1	5,621,355,627	4	1,011,423,322	3	88,143,359
Ryan S. Hedrick	5	33,495,712,118	7	25,042,654,230	2	494,393,334
Charles B. Hill	3	6,908,000,566	2	158,486,378	6	1,177,412,983
Ann M. Holcomb	4	23,539,495,948	28	23,694,515,499	4	5,728,204,966
Thomas J. Huber	3	22,131,860,339	1	170,367,051	4	243,314,326
Stefan Hubrich	1	302,864,474	1	51,367,501	0	—
Arif Husain	4	12,225,672,208	22	12,287,845,097	1	1,063,954,475
Andrew G. Jacobs Van Merlen	74	169,121,744,497	67	218,318,458,034	0	—
Prashant G. Jeyaganesh	3	372,584,145	2	140,326,244	2	17,712,380
Jai Kapadia	1	82,360,900	0	—	0	—
Andrew J. Keirle	2	363,607,746	1	129,788,540	1	91,254,319
Shinwoo Kim	3	4,032,428,088	3	184,119,814	1	1,465,141
Steven M. Kohlenstein	1	48,333,886	0	—	0	—
Gregg Korondi (a)	—	—	—	—	—	—
Robert M. Larkins	3	1,332,718,840	13	3,081,868,014	2	341,467,259
Wyatt A. Lee	74	163,722,202,268	79	207,029,411,900	0	—
John D. Linehan	18	35,996,795,103	31	18,803,106,060	13	2,302,490,340
Kevin Patrick Loome	4	1,629,133,922	5	757,033,391	0	—
Anh Thi Lu	1	2,180,645,302	4	1,255,070,468	0	—
Sebastien Mallet	1	104,371,347	4	765,242,051	0	—
Paul M. Massaro	3	7,634,178,085	9	2,751,779,961	9	3,794,409,523

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number	Total Assets	Number	Total Assets	Number	Total Assets
Hugh D. McGuirk	3	4,757,455,511	0	—	14	810,952,257
Heather K. McPherson	6	12,831,799,108	9	2,473,462,128	18	4,619,266,723
Colin McQueen	3	10,224,623,923	1	10,089,747,428	0	—
Sean P. McWilliams	2	523,338,646	0	—	3	35,044,995
Cheryl A. Mickel	1	48,333,886	1	15,533,444,230	1	166,400,829
Raymond A. Mills	4	22,385,673,263	2	12,022,779,988	4	1,281,606,517
Jihong Min	1	86,110,755	2	201,454,584	0	—
Eric C. Moffett	5	6,456,789,935	8	7,012,851,189	1	216,246,066
Samy B. Muaddi	11	20,856,409,797	17	6,418,497,506	6	2,173,681,715
Tobias Fabian Mueller	1	856,021,693	6	196,069,182	1	167,521,703
James M. Murphy	4	6,511,334,351	0	—	0	—
Sudhir Nanda	3	8,378,029,249	4	413,835,358	1	106,333,811
Jason Nogueira	6	23,700,923,796	29	30,435,331,289	6	5,746,851,847
Matthew W. Novak	1	21,297,516	0	—	0	—
Alexander S. Obaza	10	49,108,616,867	2	10,733,196,226	3	3,436,592,328
Kenneth Antony Orchard	4	8,225,039,356	11	5,357,460,208	2	3,687,243,488
Oluwaseun Oyegunle	1	89,707,021	0	—	0	—
Donald J. Peters	6	5,069,570,851	7	2,039,611,920	4	233,451,714
Jason Benjamin Polun	6	23,700,923,796	28	30,414,742,427	6	5,746,851,847
Jordan S. Pryor	1	24,432,393	0	—	1	8,015,379
Bradley R. Raglin	1	21,297,516	0	—	0	—
Rodney M. Rayburn	6	9,132,807,724	2	3,444,636,425	0	—
Michael F. Reinartz	6	9,715,928,743	5	13,678,529,952	2	385,856,150
Dominic Rizzo	1	2,871,152,698	6	2,283,377,884	2	995,257,385
Alexander Paul Roik (b)	—	—	—	—	—	—
Federico Santilli	2	485,328,922	1	631	1	1,971,205
Michael K. Sewell	7	22,766,758,828	3	10,106,259,526	0	—
Charles M. Shriver	15	36,828,156,834	26	8,5754,793,134	4	208,096,297
Farris G. Shuggi	1	20,929,138	0	—	1	12,059,888
Weijie (Vivian) Si	1	48,382,725	0	—	0	—
Neil Smith	7	28,955,382,371	5	20,996,987,518	0	—
Matthew J. Snowling	1	1,543,977,874	0	—	0	—
Gabriel Solomon	6	9,651,304,110	18	5,890,496,374	9	2,117,622,094
Scott D. Solomon	0	—	2	33,186,211	0	—
Joshua K. Spencer	2	22,386,036,754	11	4,872,797,283	1	42,968,363
Douglas D. Spratley	8	46,754,548,496	2	10,733,196,226	2	13,228,826
James Stillwagon	1	5,890,075,672	1	836,418,555	0	—
Saurabh Sud	4	19,320,694,878	6	12,743,133,686	1	4,573
Taymour R. Tamaddon	8	20,292,126,556	64	22,453,784,243	15	3,907,591,056
Timothy G. Taylor	6	6,922,205,989	1	12,375,370	0	—
Siby Thomas	4	1,039,034,828	3	2,148,936,267	5	2,138,861,005
Toby M. Thompson	9	18,598,253,704	28	8,427,843,549	32	203,599,079
Alan Tu	1	2,871,152,69	6	2,283,377,884	2	995,257,385
Verena Wachnitz	1	381,360,895	0	—	0	—
Lauren T. Wagandt	1	550,707,010	5	5,008,777,883	1	256,337,040
John David Wagner	4	15,282,471,656	5	5,962,203,082	0	—

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number	Total Assets	Number	Total Assets	Number	Total Assets
Justin P. White	3	8,213,767,689	6	2,376,111,026	0	—
Ernest C. Yeung	3	4,331,759,488	5	4,979,845,508	0	—
Wenli Zheng	2	5,657,497,697	5	1,169,906,764	4	132,652,845

(a) The individual assumed portfolio management responsibilities of a mutual fund on January 1, 2024. The information on other managed accounts is not yet available.

(b) The individual assumed co-portfolio management responsibilities of a mutual fund on July 1, 2023, and sole portfolio manager on January 1, 2024. The information on other managed accounts is not yet available.

Conflicts of Interest

Portfolio managers at T. Rowe Price and its affiliates may manage multiple accounts. These accounts may include, among others, mutual funds, exchange-traded funds, business development companies, separate accounts (assets managed on behalf of institutions such as pension funds, colleges and universities, and foundations), offshore funds, private funds, and common trust funds. T. Rowe Price also provides non-discretionary advice to institutional investors in the form of delivery of model portfolios. Portfolio managers make investment decisions for each portfolio based on the investment objectives, policies, practices, and other relevant investment considerations that they believe are applicable to that portfolio. Consequently, portfolio managers may purchase (or sell) securities for one portfolio and not another portfolio. T. Rowe Price and its affiliates have adopted brokerage and trade allocation policies and procedures that they believe are reasonably designed to address any potential conflicts associated with managing multiple accounts. Please see the “Portfolio Transactions” section of this SAI for more information about our brokerage and trade allocation policies. Also, as disclosed under the “Portfolio Manager Compensation” section, the portfolio managers’ compensation is determined in the same manner with respect to all portfolios managed by the portfolio manager.

The Price Funds may, from time to time, own shares of Morningstar, Inc. Morningstar is a provider of investment research to individual and institutional investors, and publishes ratings on funds, including the Price Funds. T. Rowe Price acts as subadviser to two mutual funds offered by Morningstar. T. Rowe Price and its affiliates pay Morningstar for a variety of products and services. Morningstar may provide investment consulting and investment management services to clients of T. Rowe Price or its affiliates. The Price Funds may generally not purchase shares of stock issued by T. Rowe Price Group, Inc. However, a T. Rowe Price Index Fund is permitted to make such purchases to the extent T. Rowe Price Group, Inc. is represented in the benchmark index the fund is designed to track.

Additional potential conflicts may be inherent in our use of multiple strategies. For example, conflicts will arise in cases where different clients invest in different parts of an issuer’s capital structure, including circumstances in which one or more clients may own private securities or obligations of an issuer and other clients may own or seek to acquire securities of the same issuer. For example, a client may acquire a loan, loan participation or a loan assignment of a particular borrower in which one or more other clients have an equity investment or may invest in senior debt obligations of an issuer for one client and junior debt obligations or equity of the same issuer for another client. Similarly, if an issuer in which a client and one or more other clients directly or indirectly hold different classes of securities (or other assets, instruments or obligations issued by such issuer or underlying investments of such issuer) encounters financial problems, is involved in a merger or acquisition or a going private transaction, decisions over the terms of any workout or transaction will raise conflicts of interests. While it is appropriate for different clients to hold investments in different parts of the same issuer’s capital structure under normal circumstances, the interests of stockholders and debt holders may conflict, as the securities they hold will likely have different voting rights, dividend or repayment priorities or other features that could be in conflict with one another. Clients should be aware that conflicts will not necessarily be resolved in favor of their interests.

In some cases, T. Rowe Price or its affiliates may refrain from taking certain actions or making certain investments on behalf of clients in order to avoid or mitigate certain conflicts of interest or to prevent adverse regulatory actions or other implications for T. Rowe Price or its affiliates, or may sell investments for certain clients, in such case potentially disadvantaging the clients on whose behalf the actions are not taken, investments not made, or investments sold. In other cases, T. Rowe Price or its affiliates may take actions in order to mitigate legal risks to T. Rowe Price or its affiliates, even if disadvantageous to a client.

Conflicts such as those described above may also occur between clients on the one hand, and T. Rowe Price or its affiliates, on the other. These conflicts will not always be resolved in the favor of the client. In addition, conflicts may exist between different clients of T. Rowe Price or its affiliates. T. Rowe Price and one or more of its affiliates may operate autonomously from each other and may take actions that are adverse to other clients managed by an affiliate. In some cases, T. Rowe Price or its affiliates will have limited or no ability to mitigate those actions or address those conflicts, which could adversely affect T. Rowe Price or its affiliates’ clients. In addition, certain regulatory restrictions may prohibit clients of T. Rowe Price or its affiliates from investing in certain companies because of the applicability of certain laws and regulations to T. Rowe Price, its affiliates, or the Price Funds. T. Rowe Price or its affiliates’ willingness to negotiate terms or take actions with respect to an investment for its clients may be directly or indirectly, constrained or impacted to the extent that an affiliate or the Price Funds and/or their respective directors, partners, managers, members, officers or personnel are also invested therein or otherwise have a connection to the subject investments.

Investment personnel are mindful of potentially conflicting interests of our clients with investments in different parts of an issuer’s capital structure and take appropriate measures to ensure that the interests of all clients are fairly represented.

PRINCIPAL HOLDERS OF SECURITIES

As of December 31, 2023, none of the independent directors or their immediate family members owned beneficially or of record any securities of T. Rowe Price (the Price Funds’ investment adviser), Investment Services (the Price Funds’ distributor), or any person controlling, controlled by, or under common control with T. Rowe Price or Investment Services.

As of January 31, 2024, the directors and executive officers of the funds, as a group, owned less than 1% of the outstanding shares of any fund, except as shown in the following table.

Fund	%
China Evolution Equity Fund	19.46
Credit Opportunities Fund	1.63
Dynamic Credit Fund	1.17
Government Money Fund	1.06
Integrated Global Equity Fund	2.32
Integrated U.S. Large-Cap Value Equity Fund	1.51
Intermediate Tax-Free High Yield Fund	1.49
Maryland Short-Term Tax-Free Bond Fund	1.21
Maryland Tax-Free Bond Fund	1.43
Maryland Tax-Free Money Fund	2.21
Short Duration Income Fund	5.11
Tax-Efficient Equity Fund	3.69

As of January 31, 2024, the following shareholders of record owned more than 5% of the outstanding shares of the indicated funds and/or classes.

2/28 Fiscal Year Funds

FUND	SHAREHOLDER	%
CALIFORNIA TAX-FREE BOND FUND	CHARLES SCHWAB & CO INC		13.55
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT
	211 MAIN STREET
	SAN FRANCISCO CA 94105-1905

	MLPF&S FOR THE SOLE BENEFIT OF		5.50
	ITS CUSTOMERS
	4800 DEERLAKE DR E 3RD FL
	JACKSONVILLE FL 32246-6484

	MORGAN STANLEY SMITH BARNEY LLC		5.40
	FOR THE EXCL BENEFIT OF ITS CUST
	1 NEW YORK PLZ FL 12
	NEW YORK NY 10004-1965

	NATIONAL FINANCIAL SERVICES		41.57(a)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
	499 WASHINGTON BLVD FL 5
	JERSEY CITY NJ 07310-2010
CALIFORNIA TAX-FREE BOND FUND—I CLASS	CHARLES SCHWAB & CO INC		9.72
	SPECIAL CUSTODY A/C FBO CUSTOMERS
	ATTN MUTUAL FUNDS

	SEI PRIVATE TRUST COMPANY		13.00
	C/O MELLON BANK
	1 FREEDOM VALLEY DR
	OAKS PA 19456-9989
FLOATING RATE MULTI-SECTOR ACCOUNT PORTFOLIO	T ROWE PRICE ASSOCIATES		100.00(b)
	ATTN FINANCIAL REPORTING DEPT
	100 EAST PRATT ST
	BALTIMORE MD 21202-1009
GEORGIA TAX-FREE BOND FUND	CHARLES SCHWAB & CO INC		12.93
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	MARIL & CO FBO		8.14
	C/O RELIANCE TRUST COMPANY WI
	4900 W BROWN DEER RD
	MILWAUKEE WI 53223-2422

	NATIONAL FINANCIAL SERVICES		34.04(a)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

FUND	SHAREHOLDER	%
GEORGIA TAX-FREE BOND FUND—I CLASS	CHARLES SCHWAB & CO INC		13.08
	SPECIAL CUSTODY A/C FBO CUSTOMERS
	ATTN MUTUAL FUNDS

	SEI PRIVATE TRUST COMPANY		37.38(a)
	C/O TRUST
INTERMEDIATE TAX-FREE HIGH YIELD FUND	CHARLES SCHWAB & CO INC		33.76(a)
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	LPL FINANCIAL		9.92
	OMNIBUS CUSTOMER ACCOUNT
	ATTN MUTUAL FUND TRADING
	4707 EXECUTIVE DR
	SAN DIEGO CA 92121-3091

	NATIONAL FINANCIAL SERVICES		25.83(a)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
INTERMEDIATE TAX-FREE HIGH YIELD FUND—I CLASS	CHARLES SCHWAB & CO INC		33.83(a)
	SPECIAL CUSTODY A/C FBO CUSTOMERS
	ATTN MUTUAL FUNDS

	CINDY PATTERSON		10.59

	VANGUARD BROKERAGE SERVICES		7.70
	PO BOX 1170
	VALLEY FORGE PA 19482-1170
MARYLAND SHORT-TERM TAX-FREE BOND FUND	CHARLES SCHWAB & CO INC		20.53
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	NATIONAL FINANCIAL SERVICES		11.67
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	PERSHING LLC		18.15
	1 PERSHING PLZ
	JERSEY CITY NJ 07399-0002
MARYLAND SHORT-TERM TAX-FREE BOND FUND—I CLASS	CHARLES SCHWAB & CO INC		7.20
	SPECIAL CUSTODY A/C FBO CUSTOMERS
	ATTN MUTUAL FUNDS

FUND	SHAREHOLDER	%
MARYLAND TAX-FREE BOND FUND	CHARLES SCHWAB & CO INC		11.34
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	MORGAN STANLEY SMITH BARNEY LLC		6.21
	FOR THE EXCL BENEFIT OF ITS CUST

	NATIONAL FINANCIAL SERVICES		20.65
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	PERSHING LLC		5.30
MARYLAND TAX-FREE BOND FUND—I CLASS	CHARLES SCHWAB & CO INC		6.35
	SPECIAL CUSTODY A/C FBO CUSTOMERS
	ATTN MUTUAL FUNDS
MARYLAND TAX-FREE MONEY FUND	LPL FINANCIAL		5.52
	OMNIBUS CUSTOMER ACCOUNT
	ATTN MUTUAL FUND TRADING

	RBC CAPITAL MARKETS LLC		7.21
	MUTUAL FUND OMNIBUS PROCESSING
	OMNIBUS
	ATTN MUTUAL FUND OPS MANAGER
	250 NICOLLET MALL STE 1400
	MINNEAPOLIS MN 55401-1931
MARYLAND TAX-FREE MONEY FUND—I CLASS	BARBARA T TICE T O D		8.43

	MARY JOHN MILLER		14.43
	JAMES D MILLER JT TEN

	WILLIAM F TIMME		5.02
	THERESA M TIMME JT TEN

FUND	SHAREHOLDER	%
MORTGAGE-BACKED SECURITIES MULTI-SECTOR	BALTIMORE EQUITABLE SOCIETY		10.34
ACCOUNT PORTFOLIO	ATTN MARY HARLEE
	100 N CHARLES ST STE 640
	BALTIMORE MD 21201-3808

	GENERAL DYNAMICS CORP 401K		46.47(a)
	PLAN MASTER TRUST CP
	11011 SUNSET HILLS RD
	RESTON VA 20190-5311

	ILLINOIS STUDENT ASSISTANCE		13.65
	COMMISSION
	ATTN ROGER ROJAS
	1755 LAKE COOK RD
	DEERFIELD IL 60015-5209

	XCEL ENERGY INC.		29.54(a)
	ATTN GREG ZICK
	414 NICOLLET MALL
	MINNEAPOLIS MN 55401-1993
NEW JERSEY TAX-FREE BOND FUND	CHARLES SCHWAB & CO INC		7.08
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	NATIONAL FINANCIAL SERVICES		47.37(a)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
NEW JERSEY TAX-FREE BOND FUND—I CLASS	CHARLES SCHWAB & CO INC		6.20
	SPECIAL CUSTODY A/C FBO CUSTOMERS
	ATTN MUTUAL FUNDS

	SAXON & CO		8.29
	PO BOX 94597
	CLEVELAND OH 44101-4597
NEW YORK TAX-FREE BOND FUND	CHARLES SCHWAB & CO INC		13.54
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	MORGAN STANLEY SMITH BARNEY LLC		5.18
	FOR THE EXCL BENEFIT OF ITS CUST

	NATIONAL FINANCIAL SERVICES		11.36
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
NEW YORK TAX-FREE BOND FUND—I CLASS	CHARLES SCHWAB & CO INC		8.42
	SPECIAL CUSTODY A/C FBO CUSTOMERS
	ATTN MUTUAL FUNDS

FUND	SHAREHOLDER	%
TAX-EFFICIENT EQUITY FUND	CHARLES SCHWAB & CO INC		15.71
	SPECIAL CUSTODY A/C FBO CUSTOMERS
	ATTN MUTUAL FUND DEPT

	LPL FINANCIAL		6.65
	OMNIBUS CUSTOMER ACCOUNT
	ATTN MUTUAL FUND TRADING

	NATIONAL FINANCIAL SERVICES		18.99
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	PERSHING LLC		9.43
TAX-EFFICIENT EQUITY FUND—I CLASS	CHARLES SCHWAB & CO INC		8.58
	SPECIAL CUSTODY A/C FBO CUSTOMERS
	ATTN MUTUAL FUNDS

	PERSHING LLC		5.22
TAX-EXEMPT MONEY FUND	PERSHING LLC		9.41
TAX-FREE HIGH YIELD FUND	BAND & CO C/O US BANK NA		10.54
	1555 N RIVERCENTER DR STE 302
	MILWAUKEE WI 53212-3958

	CHARLES SCHWAB & CO INC		7.03
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	GOLDMAN SACHS & CO		23.48
	C/O MUTUAL FUNDS OPS
	222 S MAIN ST
	SALT LAKE CITY UT 84101-2199

	NATIONAL FINANCIAL SERVICES		12.33
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	PERSHING LLC		7.16

FUND	SHAREHOLDER	%
TAX-FREE HIGH YIELD FUND—ADVISOR CLASS	CHARLES SCHWAB & CO INC		5.92
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	LPL FINANCIAL		6.18
	OMNIBUS CUSTOMER ACCOUNT
	ATTN MUTUAL FUND TRADING

	NATIONAL FINANCIAL SERVICES		53.06(a)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	PERSHING LLC		23.62
TAX-FREE HIGH YIELD FUND—I CLASS	CHARLES SCHWAB & CO INC		7.10
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	EDWARD D JONES & CO		7.43
	FOR THE BENEFIT OF CUSTOMERS
	12555 MANCHESTER RD
	SAINT LOUIS MO 63131-3729

	NATIONAL FINANCIAL SERVICES		6.62
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
	ATTN MUTUAL FUNDS DEPT 4TH FL
TAX-FREE INCOME FUND	CHARLES SCHWAB & CO INC		9.37
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	LPL FINANCIAL		8.75
	OMNIBUS CUSTOMER ACCOUNT
	ATTN MUTUAL FUND TRADING

	NATIONAL FINANCIAL SERVICES		9.42
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	RAYMOND JAMES		9.64
	OMNIBUS FOR MUTUAL FUNDS
	ATTN COURTNEY WALLER
	880 CARILLON PKWY
	ST PETERSBURG FL 33716-1100

FUND	SHAREHOLDER	%
TAX-FREE INCOME FUND—ADVISOR CLASS	CHARLES SCHWAB & CO INC		26.57(a)
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	NATIONAL FINANCIAL SERVICES		58.61(a)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
TAX-FREE INCOME FUND—I CLASS	J.P. MORGAN SECURITIES LLC		5.44
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
	4 CHASE METROTECH CTR
	BROOKLYN NY 11245-0003

	NATIONAL FINANCIAL SERVICES		7.69
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
	ATTN MUTUAL FUNDS DEPT

	SEI PRIVATE TRUST COMPANY		21.22
	ATTN MUTUAL FUND ADMINISTRATOR
	C/O M&T BANK

	SEI PRIVATE TRUST COMPANY		5.41
	ATTN MUTUAL FUNDS ADMIN
	C/O M&T BANK
TAX-FREE SHORT-INTERMEDIATE FUND	CHARLES SCHWAB & CO INC		13.82
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	NATIONAL FINANCIAL SERVICES		9.85
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	WELLS FARGO CLEARING SERVICES LLC		35.21(a)
	SPECIAL CUSTODY ACCT FOR THE
	EXCLUSIVE BENEFIT OF CUSTOMERS
	2801 MARKET ST
	SAINT LOUIS MO 63103-2523
TAX-FREE SHORT-INTERMEDIATE FUND—ADVISOR CLASS	MORGAN STANLEY SMITH BARNEY LLC		20.70
	FOR THE EXCL BENEFIT OF ITS CUST

	NATIONAL FINANCIAL SERVICES		57.49(a)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	PERSHING LLC		20.93

FUND	SHAREHOLDER	%
TAX-FREE SHORT-INTERMEDIATE FUND—I CLASS	CHARLES SCHWAB & CO INC		9.46
	SPECIAL CUSTODY A/C FBO CUSTOMERS
	ATTN MUTUAL FUNDS

	CHARLES SCHWAB & CO INC		10.71
	SPECIAL CUSTODY A/C FBO CUSTOMERS
	ATTN MUTUAL FUNDS

	EDWARD D JONES & CO		13.20
	FOR THE BENEFIT OF CUSTOMERS

	NATIONAL FINANCIAL SERVICES		5.07
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	PERSHING LLC		9.73
VIRGINIA TAX-FREE BOND FUND	CHARLES SCHWAB & CO INC		15.05
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	NATIONAL FINANCIAL SERVICES		25.73(a)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	PERSHING LLC		7.46

	RAYMOND JAMES		5.37
	OMNIBUS FOR MUTUAL FUNDS
	ATTN COURTNEY WALLER
VIRGINIA TAX-FREE BOND FUND—I CLASS	CHARLES SCHWAB & CO INC		14.02
	SPECIAL CUSTODY A/C FBO CUSTOMERS
	ATTN MUTUAL FUNDS

(a)	At the level of ownership indicated, the shareholder may be able to determine the outcome of any matters affecting a fund or one of its classes that are submitted to shareholders for vote.

(b)

T. Rowe Price Associates, Inc. is a wholly owned subsidiary of T. Rowe Price Group, Inc., each a Maryland corporation. Shares owned by T. Rowe Price Associates, Inc. may represent discretionary investments and/or a contribution to the fund at its inception that provided the fund with sufficient capital to invest in accordance with its investment program. At the level of ownership indicated, T. Rowe Price Associates, Inc. may be able to determine the outcome of most issues that were submitted to shareholders for vote.

5/31 Fiscal Year Funds

FUND	SHAREHOLDER	%
CORPORATE INCOME FUND	CHARLES SCHWAB & CO INC		6.33
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	NATIONAL FINANCIAL SERVICES		5.09
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

FUND	SHAREHOLDER	%
CORPORATE INCOME FUND—I CLASS	T ROWE PRICE RPS INC		5.80
	FBO TRP PLAN
	T ROWE PRICE CORP INCOME
	PO BOX 17215
	BALTIMORE MD 21297-1215
CORPORATE INCOME FUND—Z CLASS	SPECTRUM INCOME FUND		100.00(a)
	T. ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT
CREDIT OPPORTUNITIES FUND	CHARLES SCHWAB & CO INC		27.70(b)
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	LPL FINANCIAL		11.28
	OMNIBUS CUSTOMER ACCOUNT
	ATTN MUTUAL FUND TRADING

	NATIONAL FINANCIAL SERVICES		8.20
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	PERSHING LLC		8.56
CREDIT OPPORTUNITIES FUND—ADVISOR CLASS	CHARLES SCHWAB & CO INC		17.87
	SPECIAL CUSTODY A/C FBO CUSTOMERS
	ATTN MUTUAL FUNDS

	INTERACTIVE BROKERS LLC		42.30(b)
	CASH DISTRIBUTION OMNIBUS ACCOUNT
	2 PICKWICK PLZ STE 202
	GREENWICH CT 06830-5576

	PERSHING LLC		38.07(b)
CREDIT OPPORTUNITIES FUND—I CLASS	CHARLES SCHWAB & CO INC		50.28(b)
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

FUND	SHAREHOLDER	%
FLOATING RATE FUND	CHARLES SCHWAB & CO INC		12.45
	SPECIAL CUSTODY A/C FBO CUSTOMERS
	ATTN MUTUAL FUND DEPT

	LPL FINANCIAL		11.10
	OMNIBUS CUSTOMER ACCOUNT
	ATTN MUTUAL FUND TRADING

	MORGAN STANLEY SMITH BARNEY LLC		6.04
	FOR THE EXCL BENEFIT OF ITS CUST

	NATIONAL FINANCIAL SERVICES		19.18
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	PERSHING LLC		5.12

	UBS WM USA		7.51
	SPEC CDY A/C EXL BEN CUSTOMERS
	OF UBSFI

	WELLS FARGO CLEARING SERVICES LLC		11.60
	SPECIAL CUSTODY ACCT FOR THE
	EXCLUSIVE BENEFIT OF CUSTOMERS
FLOATING RATE FUND—ADVISOR CLASS	CHARLES SCHWAB & CO INC		22.47
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	CHARLES SCHWAB & CO INC		28.48(b)
	SPECIAL CUSTODY A/C FBO CUSTOMERS
	ATTN MUTUAL FUNDS

	MLPF&S FOR THE SOLE BENEFIT OF		7.79
	ITS CUSTOMERS

	NATIONAL FINANCIAL SERVICES		18.33
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	PERSHING LLC		11.83

FUND	SHAREHOLDER	%
FLOATING RATE FUND—I CLASS	CHARLES SCHWAB & CO INC		32.72(b)
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	NATIONAL FINANCIAL SERVICES		9.38
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
	ATTN MUTUAL FUNDS DEPT FL 4

	PERSHING LLC		5.07
FLOATING RATE FUND—Z CLASS	RETIREMENT I 2025 FUND		6.66
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT I 2030 FUND		7.32
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2020		9.00
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2025		9.10
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2030		9.94
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	SPECTRUM INCOME FUND		26.96(a)
	T. ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

FUND	SHAREHOLDER	%
GLOBAL MULTI-SECTOR BOND FUND	CHARLES SCHWAB & CO INC		11.26
	SPECIAL CUSTODY A/C FBO CUSTOMERS
	ATTN MUTUAL FUND DEPT

	LPL FINANCIAL		9.92
	OMNIBUS CUSTOMER ACCOUNT
	ATTN MUTUAL FUND TRADING

	MORGAN STANLEY SMITH BARNEY LLC		8.95
	FOR THE EXCL BENEFIT OF ITS CUST

	NATIONAL FINANCIAL SERVICES		14.42
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	PERSHING LLC		9.28

	RAYMOND JAMES		7.44
	OMNIBUS FOR MUTUAL FUNDS
	ATTN COURTNEY WALLER
GLOBAL MULTI-SECTOR BOND FUND—ADVISOR CLASS	CHARLES SCHWAB & CO INC		6.14
	SPECIAL CUSTODY A/C FBO CUSTOMERS
	ATTN MUTUAL FUND DEPT

	NATIONAL FINANCIAL SERVICES		48.60(b)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	VANTAGEPOINT TRADITIONAL IRA		8.49
	C/O MISSIONSQUARE RETIREMENT
	777 NORTH CAPITOL STREET NE
	WASHINGTON DC 20002-4239
GLOBAL MULTI-SECTOR BOND FUND—I CLASS	CHARLES SCHWAB & CO INC		19.29
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	NATIONAL FINANCIAL SERVICES		9.18
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
	ATTN MUTUAL FUNDS DEPT 4TH FL

	PERSHING LLC		23.75
GNMA FUND	CHARLES SCHWAB & CO INC		6.29
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT
GNMA FUND—Z CLASS	SPECTRUM INCOME FUND		100.00(a)
	T. ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

FUND	SHAREHOLDER	%
GOVERNMENT MONEY FUND	T ROWE PRICE ASSOCIATES		12.37
	ATTN FINANCIAL REPORTING DEPT
GOVERNMENT RESERVE FUND	JNL TRP CAP APP FUND		5.59
	ATTN JOSEPH O’BOYLE
	225 W WACKER DR STE 1200
	CHICAGO IL 60606-1276

	JPMORGAN CHASE BANK AS AGENT		5.44
	FOR INSTITUTIONAL FUNDS
	ATTN AMANDA MORLEY
	500 STANTON CHRISTIANA RD
	OPS 4 FL 3
	NEWARK DE 19713-2105

	SEAMILE & CO		21.96
	C/O T ROWE PRICE ASSOC
	ATTN CAPITAL APPREC FUND

	STATE STREET BANK & TRUST CO AGENT		19.08
	FOR T ROWE INSTITUTIONAL FUNDS
	1 LINCOLN ST 3RD FLOOR
	BOSTON MA 02111-2901
HIGH YIELD FUND	CHARLES SCHWAB & CO INC		9.66
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	NATIONAL FINANCIAL SERVICES		11.10
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	RBC CAPITAL MARKETS LLC		5.25
	MUTUAL FUND OMNIBUS PROCESSING
	OMNIBUS
	ATTN MUTUAL FUND OPS MANAGER
HIGH YIELD FUND—ADVISOR CLASS	CHARLES SCHWAB & CO INC		11.65
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	MORGAN STANLEY SMITH BARNEY LLC		7.73
	FOR THE EXCL BENEFIT OF ITS CUST

	NATIONAL FINANCIAL SERVICES		51.13(b)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	VOYA INSTITUTIONAL TRUST COMPANY		6.72
	1 ORANGE WAY B3N
	WINDSOR CT 06095-4774

FUND	SHAREHOLDER	%
HIGH YIELD FUND—I CLASS	EDWARD D JONES & CO		45.56(b)
	FOR THE BENEFIT OF CUSTOMERS

	FUBON LIFE INSURANCE CO.		7.00
	LTD.-FIXED INCOME
	14F., NO.108, SEC.1, DUN HUA S. RD.
	TAIPEI, 105
HIGH YIELD FUND—Z CLASS	RETIREMENT I 2025 FUND		6.73
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT I 2030 FUND		7.40
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2020		8.91
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2025		8.82
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2030		9.89
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	SPECTRUM INCOME FUND		26.15(a)
	T. ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT
INFLATION PROTECTED BOND FUND	LPL FINANCIAL		5.30
	OMNIBUS CUSTOMER ACCOUNT
	ATTN MUTUAL FUND TRADING

	NATIONAL FINANCIAL SERVICES		19.77
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	T ROWE PRICE RPS INC		7.55
	OMNIBUS ACCOUNT
	INFLATION PROTECTED BOND

FUND	SHAREHOLDER	%
INFLATION PROTECTED BOND FUND—I CLASS	CHARLES SCHWAB & CO INC		9.95
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	EMPOWER TRUST FBO		5.51
	EMPLOYEE BENEFITS CLIENTS 401K
	8515 E ORCHARD RD 2T2
	GREENWOOD VLG CO 80111-5002
INFLATION PROTECTED BOND FUND—Z CLASS	T ROWE PRICE ASSOCIATES		100.00(c)
	ATTN FINANCIAL REPORTING DEPT
INSTITUTIONAL FLOATING RATE FUND—F CLASS	CHARLES SCHWAB & CO INC		13.30
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	LPL FINANCIAL		12.07
	OMNIBUS CUSTOMER ACCOUNT
	ATTN MUTUAL FUND TRADING

	NATIONAL FINANCIAL SERVICES		62.30(b)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
INSTITUTIONAL FLOATING RATE FUND	CHARLES SCHWAB & CO INC		14.26
	SPECIAL CUSTODY A/C FBO CUSTOMERS
	ATTN MUTUAL FUND DEPT

	NATIONAL FINANCIAL SERVICES		20.27
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	SEAMILE & CO		22.70
	C/O T ROWE PRICE ASSOC
	ATTN CAPITAL APPREC FUND

	WELLS FARGO BANK NA FBO		7.08
	OMNIBUS ACCOUNT CASH
	PO BOX 1533
	MINNEAPOLIS MN 55480-1533
INSTITUTIONAL FLOATING RATE FUND—Z CLASS	TUNA AND COMPANY		100.00(b)
	C/O T ROWE PRICE ASSOCIATES INC
	ATTN NEW INCOME FUND

FUND	SHAREHOLDER	%
INSTITUTIONAL HIGH YIELD FUND	BREAD & CO		11.76
	C/O T ROWE PRICE ASSOC
	ATTN BALANCED FUND

	FACTORY MUTUAL INSURANCE CO		10.03
	270 CENTRAL AVE
	JOHNSTON RI 02919-4923

	GOLDMAN SACHS & CO		9.27
	EXCLUSIVE BENEFIT OF CUSTOMERS
	85 BROAD ST
	NEW YORK NY 10004-2434

	LADYBIRD & CO		5.36
	C/O T ROWE PRICE ASSOC
	ATTN TRP SPECTRUM CONSERV ALLOC

	NATIONAL FINANCIAL SERVICES		20.72
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
INSTITUTIONAL LONG DURATION CREDIT FUND	BAND & CO C/O US BANK NA		7.08

	CHARLES SCHWAB & CO INC		88.20(b)
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT
LIMITED DURATION INFLATION FOCUSED BOND FUND	CHARLES SCHWAB & CO INC		16.75
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	NATIONAL FINANCIAL SERVICES		6.23
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	PERSHING LLC		21.35
LIMITED DURATION INFLATION FOCUSED BOND FUND—	PERSHING LLC		8.85
I CLASS
	T ROWE PRICE SERVICES INC FBO		62.32(b)
	EDUCATION TRUST OF ALASKA
	ENROLLMENT PORTFOLIO

	T ROWE PRICE SERVICES INC FBO		12.22
	EDUCATION TRUST OF ALASKA
	PORTFOLIO 2025-2028
	ATTN DAWN WAGNER FIXED INCOME

FUND	SHAREHOLDER	%
LIMITED DURATION INFLATION FOCUSED BOND FUND—	RETIREMENT I 2020 FUND		8.42
Z CLASS	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT I 2025 FUND		10.08
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT I 2030 FUND		6.26
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2010		5.66
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2015		7.26
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2020		15.85
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2025		13.72
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2030		8.51
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT
NEW INCOME FUND	PERSHING LLC		5.96

	T ROWE PRICE TRUST CO INC		10.49
	ATTN TRPS INST CONTROL DEPT

FUND	SHAREHOLDER	%
NEW INCOME FUND—ADVISOR CLASS	EMPOWER TRUST FBO		10.06
	EMPLOYEE BENEFITS CLIENTS 401K

	MORGAN STANLEY SMITH BARNEY LLC		5.84
	FOR THE EXCL BENEFIT OF ITS CUST

	NATIONAL FINANCIAL SERVICES		5.65
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	PERSHING LLC		14.47

	STATE STREET BANK AND TRUST AS		6.51
	TRUSTEE AND/OR CUSTODIAN
	FBO ADP ACCESS PRODUCT
	1 LINCOLN ST
	BOSTON MA 02111-2901

	VANTAGEPOINT ROTH IRA		5.40
	C/O MISSIONSQUARE RETIREMENT

	VANTAGEPOINT TRADITIONAL IRA		23.71
	C/O MISSIONSQUARE RETIREMENT
NEW INCOME FUND—I CLASS	EDUCATION TRUST OF ALASKA		8.81
	PORTFOLIO 2024
	C/O T ROWE PRICE ASSOCIATES
	ATTN DAWN WAGNER FIXED INCOME

	EDWARD D JONES & CO		7.01
	FOR THE BENEFIT OF CUSTOMERS

	PERSHING LLC		14.30

	T ROWE PRICE SERVICES INC FBO		8.13
	EDUCATION TRUST OF ALASKA
	PORTFOLIO FOR EDUCATION TODAY

FUND	SHAREHOLDER	%
NEW INCOME FUND—R CLASS	DCGT AS TTEE AND/OR CUST		14.51
	ATTN NPIO TRADE DESK
	FBO PLIC VARIOUS RETIREMENT PLANS
	OMNIBUS
	711 HIGH ST
	DES MOINES IA 50392-0001

	MATRIX TRUST COMPANY CUST. FBO		15.02
	FAMILY HOME OFFICE LLC 401(K) PLAN
	717 17TH ST STE 1300
	DENVER CO 80202-3304

	NATIONWIDE TRUST CO FSB		11.63
	C/O IPO PORTFOLIO ACCTG
	PO BOX 182029
	COLUMBUS OH 43218-2029

	STATE STREET BANK AND TRUST AS		46.22(b)
	TRUSTEE AND/OR CUSTODIAN
	FBO ADP ACCESS PRODUCT

FUND	SHAREHOLDER	%
NEW INCOME FUND—Z CLASS	RETIREMENT I 2020 FUND		5.52
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT I 2025 FUND		8.05
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT I 2030 FUND		9.55
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT I 2035 FUND		5.38
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2020		10.40
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2025		11.03
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2030		13.11
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2035		6.24
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	SPECTRUM INCOME FUND		5.85
	T. ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT
RETIREMENT 2005 FUND	NATIONAL FINANCIAL SERVICES		6.90
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	T ROWE PRICE RPS INC		5.41
	OMNIBUS ACCOUNT
	RETIREMENT

FUND	SHAREHOLDER	%
RETIREMENT 2005 FUND—ADVISOR CLASS	NATIONAL FINANCIAL SERVICES		12.18
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
	RUSS LENNON

	RELIANCE TRUST COMPANY FBO		9.97
	RETIREMENT PLANS SERVICED BY METLIFE
	8515 E ORCHARD RD 2T2
	GREENWOOD VLG CO 80111-5002

	VANTAGEPOINT ROTH IRA		5.98
	C/O MISSIONSQUARE RETIREMENT

	VANTAGEPOINT TRADITIONAL IRA		35.55(b)
	C/O MISSIONSQUARE RETIREMENT
RETIREMENT 2005 FUND—R CLASS	AXA EQUITABLE FOR SA NO 65		7.26
	500 PLAZA DR FL 7
	SECAUCUS NJ 07094-3619

	STATE STREET BANK AND TRUST AS		60.06(b)
	TRUSTEE AND/OR CUSTODIAN
	FBO ADP ACCESS PRODUCT

	VOYA RETIREMENT INS & ANNUITY CO		15.14
RETIREMENT 2010 FUND	NATIONAL FINANCIAL SERVICES		7.19
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
RETIREMENT 2010 FUND—ADVISOR CLASS	EMPOWER TRUST COMPANY LLC		11.47
	EMPOWER BENEFIT PLANS

	LINCOLN FINANCIAL GROUP TRUST CO		7.16
	FBO ROLLOVER IRA PLANS
	1 GRANITE PL
	CONCORD NH 03301-3258

	NATIONAL FINANCIAL SERVICES		7.73
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	TIAA TRUST, N.A. AS CUST/TTEE		5.67
	OF RETIREMENT PLANS
	RECORDKEPT BY TIAA
	ATTN FUND OPERATIONS

	VANTAGEPOINT TRADITIONAL IRA		6.44
	C/O MISSIONSQUARE RETIREMENT

FUND	SHAREHOLDER	%
RETIREMENT 2010 FUND—R CLASS	AXA EQUITABLE FOR SA NO 65		5.25

	STATE STREET BANK AND TRUST AS		51.62(b)
	TRUSTEE AND/OR CUSTODIAN
	FBO ADP ACCESS PRODUCT
RETIREMENT 2015 FUND	NATIONAL FINANCIAL SERVICES		7.58
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
RETIREMENT 2015 FUND—ADVISOR CLASS	LINCOLN FINANCIAL GROUP TRUST CO		8.92
	FBO ROLLOVER IRA PLANS

	NATIONAL FINANCIAL SERVICES		15.94
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
	RUSS LENNON

	VALIC SEPARATE ACCOUNT A		9.19
	2727-A ALLEN PKWY 4 D-1
	HOUSTON TX 77019-2107

	VANTAGEPOINT TRADITIONAL IRA		8.23
	C/O MISSIONSQUARE RETIREMENT
RETIREMENT 2015 FUND—R CLASS	AXA EQUITABLE FOR SA NO 65		9.37

	STATE STREET BANK AND TRUST AS		48.24(b)
	TRUSTEE AND/OR CUSTODIAN
	FBO ADP ACCESS PRODUCT

	VOYA RETIREMENT INS & ANNUITY CO		8.77
RETIREMENT 2020 FUND	NATIONAL FINANCIAL SERVICES		12.29
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	T ROWE PRICE RPS INC		7.65
	OMNIBUS ACCOUNT
	RETIREMENT 2020
RETIREMENT 2020 FUND—ADVISOR CLASS	EMPOWER TRUST FBO		5.51
	EMPOWER BENEFIT PLANS

	NATIONAL FINANCIAL SERVICES		11.54
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	STATE STREET BANK AND TRUST AS		5.93
	TRUSTEE AND/OR CUSTODIAN
	FBO ADP ACCESS PRODUCT

FUND	SHAREHOLDER	%
RETIREMENT 2020 FUND—R CLASS	STATE STREET BANK AND TRUST AS		54.01(b)
	TRUSTEE AND/OR CUSTODIAN
	FBO ADP ACCESS PRODUCT
RETIREMENT 2025 FUND	NATIONAL FINANCIAL SERVICES		15.28
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	T ROWE PRICE RPS INC		12.09
	OMNIBUS ACCOUNT
	RETIREMENT
RETIREMENT 2025 FUND—ADVISOR CLASS	EMPOWER TRUST FBO		5.49
	EMPLOYEE BENEFITS CLIENTS 401K

	NATIONAL FINANCIAL SERVICES		18.38
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
	RUSS LENNON

	STATE STREET BANK AND TRUST AS		6.70
	TRUSTEE AND/OR CUSTODIAN
	FBO ADP ACCESS PRODUCT

	VALIC SEPARATE ACCOUNT A		8.03
RETIREMENT 2025 FUND—R CLASS	AXA EQUITABLE FOR SA NO 65		8.84

	STATE STREET BANK AND TRUST AS		52.65(b)
	TRUSTEE AND/OR CUSTODIAN
	FBO ADP ACCESS PRODUCT

	VOYA RETIREMENT INS & ANNUITY CO		7.63
RETIREMENT 2030 FUND	CHARLES SCHWAB & CO INC		6.10
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	NATIONAL FINANCIAL SERVICES		15.80
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	T ROWE PRICE RPS INC		12.02
	OMNIBUS ACCOUNT
	RETIREMENT 2030

FUND	SHAREHOLDER	%
RETIREMENT 2030 FUND—ADVISOR CLASS	EMPOWER TRUST COMPANY LLC		5.43
	EMPOWER BENEFIT PLANS

	EMPOWER TRUST FBO		5.35
	EMPLOYEE BENEFITS CLIENTS 401K

	NATIONAL FINANCIAL SERVICES		12.58
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	STATE STREET BANK AND TRUST AS		6.78
	TRUSTEE AND/OR CUSTODIAN
	FBO ADP ACCESS PRODUCT

	VALIC SEPARATE ACCOUNT A		5.15
RETIREMENT 2030 FUND—R CLASS	AXA EQUITABLE FOR SA NO 65		6.30

	STATE STREET BANK AND TRUST AS		54.96(b)
	TRUSTEE AND/OR CUSTODIAN
	FBO ADP ACCESS PRODUCT
RETIREMENT 2035 FUND	CHARLES SCHWAB & CO INC		5.94
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	NATIONAL FINANCIAL SERVICES		16.26
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	T ROWE PRICE RPS INC		13.36
	OMNIBUS ACCOUNT
	RETIREMENT
RETIREMENT 2035 FUND—ADVISOR CLASS	EMPOWER TRUST FBO		5.16
	EMPLOYEE BENEFITS CLIENTS 401K

	NATIONAL FINANCIAL SERVICES		20.09
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
	RUSS LENNON

	STATE STREET BANK AND TRUST AS		6.70
	TRUSTEE AND/OR CUSTODIAN
	FBO ADP ACCESS PRODUCT

	VALIC SEPARATE ACCOUNT A		8.27

FUND	SHAREHOLDER	%
RETIREMENT 2035 FUND—R CLASS	AXA EQUITABLE FOR SA NO 65		9.15

	STATE STREET BANK AND TRUST AS		54.37(b)
	TRUSTEE AND/OR CUSTODIAN
	FBO ADP ACCESS PRODUCT

	VOYA RETIREMENT INS & ANNUITY CO		6.68
RETIREMENT 2040 FUND	CHARLES SCHWAB & CO INC		6.90
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	NATIONAL FINANCIAL SERVICES		16.23
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	T ROWE PRICE RPS INC		11.81
	OMNIBUS ACCOUNT
	RETIREMENT 2040
RETIREMENT 2040 FUND—ADVISOR CLASS	EMPOWER TRUST FBO		5.01
	EMPLOYEE BENEFITS CLIENTS 401K

	NATIONAL FINANCIAL SERVICES		12.47
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	STATE STREET BANK AND TRUST AS		6.98
	TRUSTEE AND/OR CUSTODIAN
	FBO ADP ACCESS PRODUCT

	VALIC SEPARATE ACCOUNT A		5.74
RETIREMENT 2040 FUND—R CLASS	AXA EQUITABLE FOR SA NO 65		5.66

	STATE STREET BANK AND TRUST AS		58.36(b)
	TRUSTEE AND/OR CUSTODIAN
	FBO ADP ACCESS PRODUCT

FUND	SHAREHOLDER	%
RETIREMENT 2045 FUND	CHARLES SCHWAB & CO INC		6.69
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	NATIONAL FINANCIAL SERVICES		17.63
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	T ROWE PRICE RPS INC		13.54
	OMNIBUS ACCOUNT
	RETIREMENT
RETIREMENT 2045 FUND—ADVISOR CLASS	NATIONAL FINANCIAL SERVICES		21.99
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
	RUSS LENNON

	STATE STREET BANK AND TRUST AS		6.58
	TRUSTEE AND/OR CUSTODIAN
	FBO ADP ACCESS PRODUCT

	VALIC SEPARATE ACCOUNT A		8.43
RETIREMENT 2045 FUND—R CLASS	AXA EQUITABLE FOR SA NO 65		8.97

	STATE STREET BANK AND TRUST AS		57.76(b)
	TRUSTEE AND/OR CUSTODIAN
	FBO ADP ACCESS PRODUCT

	VOYA RETIREMENT INS & ANNUITY CO		6.74
RETIREMENT 2050 FUND	CHARLES SCHWAB & CO INC		8.37
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	NATIONAL FINANCIAL SERVICES		21.04
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	T ROWE PRICE RPS INC		12.68
	OMNIBUS ACCOUNT
	RETIREMENT
RETIREMENT 2050 FUND—ADVISOR CLASS	NATIONAL FINANCIAL SERVICES		16.72
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	STATE STREET BANK AND TRUST AS		7.95
	TRUSTEE AND/OR CUSTODIAN
	FBO ADP ACCESS PRODUCT

	VALIC SEPARATE ACCOUNT A		5.88

FUND	SHAREHOLDER	%
RETIREMENT 2050 FUND—R CLASS	AXA EQUITABLE FOR SA NO 65		6.14

	STATE STREET BANK AND TRUST AS		60.27(b)
	TRUSTEE AND/OR CUSTODIAN
	FBO ADP ACCESS PRODUCT
RETIREMENT 2055 FUND	CHARLES SCHWAB & CO INC		6.26
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	NATIONAL FINANCIAL SERVICES		20.44
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	T ROWE PRICE RPS INC		13.41
	OMNIBUS ACCOUNT
	RETIREMENT
RETIREMENT 2055 FUND—ADVISOR CLASS	EMPOWER TRUST FBO		5.79
	EMPLOYEE BENEFITS CLIENTS 401K

	NATIONAL FINANCIAL SERVICES		26.83(b)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
	RUSS LENNON

	STATE STREET BANK AND TRUST AS		7.51
	TRUSTEE AND/OR CUSTODIAN
	FBO ADP ACCESS PRODUCT

	VALIC SEPARATE ACCOUNT A		6.00
RETIREMENT 2055 FUND—R CLASS	AXA EQUITABLE FOR SA NO 65		9.26

	STATE STREET BANK AND TRUST AS		62.33(b)
	TRUSTEE AND/OR CUSTODIAN
	FBO ADP ACCESS PRODUCT
RETIREMENT 2060 FUND	CHARLES SCHWAB & CO INC		7.08
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	NATIONAL FINANCIAL SERVICES		19.57
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
	ATTN MUTUAL FUNDS DEPT 4TH FL

	T ROWE PRICE RPS INC		15.47
	OMNIBUS ACCOUNT
	TRP RETIREMENT 2060

FUND	SHAREHOLDER	%
RETIREMENT 2060 FUND—ADVISOR CLASS	NATIONAL FINANCIAL SERVICES		13.21
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	STATE STREET BANK AND TRUST AS		7.47
	TRUSTEE AND/OR CUSTODIAN
	FBO ADP ACCESS PRODUCT

	STATE STREET BANK CUSTODIAN FBO ADP		6.01
	ACCESS LARGE MARKET 401K

	VALIC SEPARATE ACCOUNT A		10.68
RETIREMENT 2060 FUND—R CLASS	AXA EQUITABLE FOR SA NO 65		7.76

	STATE STREET BANK AND TRUST AS		57.02(b)
	TRUSTEE AND/OR CUSTODIAN
	FBO ADP ACCESS PRODUCT
RETIREMENT 2065 FUND	DCGT AS TTEE AND/OR CUST		6.17
	ATTN NPIO TRADE DESK
	FBO PLIC VARIOUS RETIREMENT PLANS
	OMNIBUS

	NATIONAL FINANCIAL SERVICES		10.08
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	T ROWE PRICE RPS INC		25.22(d)
	OMNIBUS ACCOUNT
	TRP RETIREMENT 2065 FUND – INV FUND

FUND	SHAREHOLDER	%
RETIREMENT 2065 FUND—ADVISOR CLASS	AMERITAS LIFE INSURANCE CORP		5.89
	SEPARATE ACCOUNT D
	5900 O STREET
	LINCOLN NE 68510-2234

	AMERITAS LIFE INSURANCE CORP		6.11
	SEPARATE ACCOUNT G

	DCGT AS TTEE AND/OR CUST		10.46
	ATTN NPIO TRADE DESK
	FBO PLIC VARIOUS RETIREMENT PLANS
	OMNIBUS

	FIIOC AS AGENT FBO		5.02
	TEAM VELOCITY MARKETING LLC
	401K PLAN
	100 MAGELLAN WAY # KW1C
	COVINGTON KY 41015-1987

	NATIONAL FINANCIAL SERVICES		14.82
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	STATE STREET BANK AND TRUST AS		9.01
	TRUSTEE AND/OR CUSTODIAN
	FBO ADP ACCESS PRODUCT

	STATE STREET BANK CUSTODIAN FBO ADP		6.53
	ACCESS LARGE MARKET 401K

	VOYA RETIREMENT INS & ANNUITY CO		7.59
RETIREMENT 2065 FUND—R CLASS	AMERICAN UNITED LIFE		7.83
	SEPARATE ACCOUNT II
	ATTN SEPARATE ACCOUNTS
	PO BOX 368
	INDIANAPOLIS IN 46206-0368

	DCGT AS TTEE AND/OR CUST		19.21
	ATTN NPIO TRADE DESK
	FBO PLIC VARIOUS RETIREMENT PLANS
	OMNIBUS

	STATE STREET BANK AND TRUST AS		35.27(b)
	TRUSTEE AND/OR CUSTODIAN
	FBO ADP ACCESS PRODUCT

	VOYA RETIREMENT INS & ANNUITY CO		15.96

FUND	SHAREHOLDER	%
RETIREMENT BALANCED FUND	CHARLES SCHWAB & CO INC		6.15
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	NATIONAL FINANCIAL SERVICES		9.14
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
RETIREMENT BALANCED FUND—ADVISOR CLASS	AMERITAS LIFE INSURANCE CORP		7.45
	SEPARATE ACCOUNT G

	CHARLES SCHWAB & CO INC		6.81
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	EMPOWER TRUST FBO		5.80
	EMPLOYEE BENEFITS CLIENTS 401K

	LINCOLN FINANCIAL GROUP TRUST CO		8.43
	FBO ROLLOVER IRA PLANS

	NATIONAL FINANCIAL SERVICES		11.66
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	STATE STREET BANK AND TRUST AS		6.85
	TRUSTEE AND/OR CUSTODIAN
	FBO ADP ACCESS PRODUCT
RETIREMENT BALANCED FUND—R CLASS	EMPOWER TRUST FBO		5.08
	SECUR BENE HLTH REIN ARNGNT IN VEBA

	STATE STREET BANK AND TRUST AS		52.46(b)
	TRUSTEE AND/OR CUSTODIAN
	FBO ADP ACCESS PRODUCT

	UMB BANK N/A		8.40
	FBO FIDUCIARY FOR VARIOUS
	RETIREMENT PROGRAMS
	1 SW SECURITY BENEFIT PL
	TOPEKA KS 66636-0001

FUND	SHAREHOLDER	%
RETIREMENT BALANCED I FUND—I CLASS	EMPOWER TRUST FBO		7.81
	VARIOUS FASCORE LLC RECORDKEPT PLAN
	C/O FASCORE LLC

	NATIONAL FINANCIAL SERVICES		10.95
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
	ATTN MUTUAL FUNDS DEPT 4TH FL

	PIMS/PRUDENTIAL RETIREMENT		8.92
	AS NOMINEE FOR THE TTEE/CUST PL 701
	INTERMOUNTAIN IRONWORKERS
	PO BOX 30124
	SALT LAKE CTY UT 84130-0124
RETIREMENT BLEND 2005 FUND	SUE E NORWITZ TR		11.24
	IRREV TRUST OF STEVEN E NORWITZ

	T ROWE PRICE RPS INC		7.55
	FBO RETIREMENT PLAN CLIENTS
	TRP RETIREMENT BLEND 2005 FUND

	T ROWE PRICE TRUST CO		7.53
	CUST FOR THE IRA OF
	ROSALIE A JONES

	T ROWE PRICE TRUST CO		6.06
	CUST FOR THE ROLLOVER IRA OF
	JOSEPH R BRUCIA

	T ROWE PRICE TRUST CO		13.13
	CUST FOR THE ROLLOVER IRA OF
	ROSE CAMPBELL

	T ROWE PRICE TRUST CO		12.49
	CUST FOR THE ROLLOVER IRA OF
	WILLIAM D PALMER

FUND	SHAREHOLDER	%
RETIREMENT BLEND 2005 FUND—I CLASS	T ROWE PRICE RPS INC		20.93
	OMNIBUS ACCOUNT
	TRP RETIREMENT BLEND 2005 – I FUND

	T ROWE PRICE TRUST CO		9.71
	CUST FOR THE IRA OF
	JACK DOMET

	T ROWE PRICE TRUST CO		10.77
	CUST FOR THE ROLLOVER IRA OF
	DOROTHY M SPRY

	VOYA INSTITUTIONAL TRUST COMPANY		31.59(b)
RETIREMENT BLEND 2010 FUND	SAN GABRIEL COUNTRY CLUB 401(K)		8.11
	LUIS HERMOSILLO

	T ROWE PRICE RPS INC		32.48(d)
	FBO RETIREMENT PLAN CLIENTS
	TRP RETIREMENT BLEND 2010 FUND

	T ROWE PRICE TRUST CO		7.07
	CUST FOR THE ROLLOVER IRA OF
	DOROTHY L. CULJAT

	T ROWE PRICE TRUST CO		8.08
	CUST FOR THE ROLLOVER IRA OF
	GEORGE A. ROBERTSON

	TRAC 2000		13.01
	LIBERTY LIFT SOLUTIONS, LLC 401(K)
	SAM GANDEE

FUND	SHAREHOLDER	%
RETIREMENT BLEND 2010 FUND—I CLASS	CHARLES SCHWAB & CO INC		5.24
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	EMPOWER TRUST FBO		28.20(b)
	TAFT STETTINIUS HOLLISTER LLP THRI
	SAVINGS & RP PLAN 1

	T ROWE PRICE TRUST CO		9.44
	CUST FOR THE IRA OF
	GEORGE E WEBBER

	T ROWE PRICE TRUST CO		11.80
	CUST FOR THE IRA OF
	JOYCE A EASTER

	T ROWE PRICE TRUST CO		9.53
	CUST FOR THE ROLLOVER IRA OF
	DAVID M SCHERMERHORN

	TRAC 2000		5.00
	BERGER LEASING INC. 401(K) PLAN
	DALE BERGER

	VOYA INSTITUTIONAL TRUST COMPANY		8.26
RETIREMENT BLEND 2015 FUND	CHARLES SCHWAB & CO INC		6.57
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	T ROWE PRICE RPS INC		29.21(d)
	FBO RETIREMENT PLAN CLIENTS
	TRP RETIREMENT BLEND 2015 FUND

	TRAC 2000		5.15
	PERC ENGINEERING, L.L.C. 401(K)
	EMMET BRUCE BROWN
RETIREMENT BLEND 2015 FUND—I CLASS	T ROWE PRICE TRUST CO		5.63
	CUST FOR THE ROLLOVER IRA OF
	JOHN E STAHL
RETIREMENT BLEND 2020 FUND	T ROWE PRICE RPS INC		41.07(d)
	FBO RETIREMENT PLAN CLIENTS
	TRP RETIREMENT BLEND 2020 FUND

	TRAC 2000		5.11
	PERC ENGINEERING, L.L.C. 401(K)
	WILLIAM MONTGOMERY WILKINS III

FUND	SHAREHOLDER	%
RETIREMENT BLEND 2020 FUND—I CLASS	MID ATLANTIC TRUST COMPANY FBO		6.66
	NEUROLOGY CLINIC PC 401(K) PROFIT S
	1251 WATERFRONT PL STE 525
	PITTSBURGH PA 15222-4228

	T ROWE PRICE RPS INC		7.11
	OMNIBUS ACCOUNT
	TRP RETIREMENT BLEND 2020 – I FUND
RETIREMENT BLEND 2025 FUND	T ROWE PRICE RPS INC		49.64(d)
	FBO RETIREMENT PLAN CLIENTS
	TRP RETIREMENT BLEND 2025 FUND
RETIREMENT BLEND 2025 FUND—I CLASS	CHARLES SCHWAB & CO INC		6.92
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	NATIONAL FINANCIAL SERVICES		5.03
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
	ATTN MUTUAL FUNDS DEPARTMENT

	T ROWE PRICE RPS INC		7.58
	OMNIBUS ACCOUNT
	TRP RETIREMENT BLEND 2025 – I FUND
RETIREMENT BLEND 2030 FUND	T ROWE PRICE RPS INC		51.72(d)
	FBO RETIREMENT PLAN CLIENTS
	TRP RETIREMENT BLEND 2030 FUND
RETIREMENT BLEND 2030 FUND—I CLASS	CHARLES SCHWAB & CO INC		9.99
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	NATIONAL FINANCIAL SERVICES		8.74
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
	ATTN MUTUAL FUNDS DEPARTMENT

	T ROWE PRICE RPS INC		12.90
	OMNIBUS ACCOUNT
	TRP RETIREMENT BLEND 2030 – I FUND
RETIREMENT BLEND 2035 FUND	T ROWE PRICE RPS INC		57.34(d)
	FBO RETIREMENT PLAN CLIENTS
	TRP RETIREMENT BLEND 2035 FUND

FUND	SHAREHOLDER	%
RETIREMENT BLEND 2035 FUND—I CLASS	CHARLES SCHWAB & CO INC		12.67
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	NATIONAL FINANCIAL SERVICES		6.15
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
	ATTN MUTUAL FUNDS DEPT 4TH FL

	T ROWE PRICE RPS INC		14.13
	OMNIBUS ACCOUNT
	TRP RETIREMENT BLEND 2035 – I FUND
RETIREMENT BLEND 2040 FUND	T ROWE PRICE RPS INC		59.58(d)
	FBO RETIREMENT PLAN CLIENTS
	TRP RETIREMENT BLEND 2040 FUND
RETIREMENT BLEND 2040 FUND—I CLASS	CHARLES SCHWAB & CO INC		11.71
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	MLPF&S FOR THE SOLE BENEFIT OF		7.90
	ITS CUSTOMERS

	NATIONAL FINANCIAL SERVICES		5.57
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
	ATTN MUTUAL FUNDS DEPT 4TH FL

	T ROWE PRICE RPS INC		13.13
	OMNIBUS ACCOUNT
	TRP RETIREMENT BLEND 2040 – I FUND
RETIREMENT BLEND 2045 FUND	T ROWE PRICE RPS INC		50.97(d)
	FBO RETIREMENT PLAN CLIENTS
	TRP RETIREMENT BLEND 2045 FUND
RETIREMENT BLEND 2045 FUND—I CLASS	CHARLES SCHWAB & CO INC		16.23
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	MLPF&S FOR THE SOLE BENEFIT OF		8.17
	ITS CUSTOMERS

	NATIONAL FINANCIAL SERVICES		7.21
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
	ATTN MUTUAL FUNDS DEPT 4TH FL

	T ROWE PRICE RPS INC		15.59
	OMNIBUS ACCOUNT
	TRP RETIREMENT BLEND 2045 – I FUND

FUND	SHAREHOLDER	%
RETIREMENT BLEND 2050 FUND	T ROWE PRICE RPS INC		47.16(d)
	FBO RETIREMENT PLAN CLIENTS
	TRP RETIREMENT BLEND 2050 FUND
RETIREMENT BLEND 2050 FUND—I CLASS	CHARLES SCHWAB & CO INC		20.84
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	MLPF&S FOR THE SOLE BENEFIT OF		6.00
	ITS CUSTOMERS

	NATIONAL FINANCIAL SERVICES		9.88
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
	ATTN MUTUAL FUNDS DEPT 4TH FL

	T ROWE PRICE RPS INC		12.87
	OMNIBUS ACCOUNT
	TRP RETIREMENT BLEND 2050 – I FUND
RETIREMENT BLEND 2055 FUND	T ROWE PRICE RPS INC		46.63(d)
	FBO RETIREMENT PLAN CLIENTS
	TRP RETIREMENT BLEND 2055 FUND
RETIREMENT BLEND 2055 FUND—I CLASS	CHARLES SCHWAB & CO INC		15.13
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	MLPF&S FOR THE SOLE BENEFIT OF		9.48
	ITS CUSTOMERS

	NATIONAL FINANCIAL SERVICES		12.80
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
	ATTN MUTUAL FUNDS DEPT 4TH FL

	T ROWE PRICE RPS INC		9.74
	OMNIBUS ACCOUNT
	TRP RETIREMENT BLEND 2055 – I FUND
RETIREMENT BLEND 2060 FUND	NATIONAL FINANCIAL SERVICES		7.75
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
	ATTN MUTUAL FUNDS DEPT 4TH FL

	T ROWE PRICE RPS INC		32.69(d)
	FBO RETIREMENT PLAN CLIENTS
	TRP RETIREMENT BLEND 2060 FUND

FUND	SHAREHOLDER	%
RETIREMENT BLEND 2060 FUND—I CLASS	CHARLES SCHWAB & CO INC		21.67
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	MLPF&S FOR THE SOLE BENEFIT OF		12.07
	ITS CUSTOMERS

	NATIONAL FINANCIAL SERVICES		9.62
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
	ATTN MUTUAL FUNDS DEPT 4TH FL

	T ROWE PRICE RPS INC		9.44
	OMNIBUS ACCOUNT
	TRP RETIREMENT BLEND 2060 – I FUND
RETIREMENT BLEND 2065 FUND	T ROWE PRICE RPS INC		17.80
	FBO RETIREMENT PLAN CLIENTS
	T. ROWE PRICE RETIREMENT BLEND 2065
	FUND

	TRAC 2000		9.03
	H R ADVOCATES INC INDIVIDUAL 401(K)
	NANCY J LORENZEN
RETIREMENT BLEND 2065 FUND—I CLASS	CHARLES SCHWAB & CO INC		5.73
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	SEI PRIVATE TRUST COMPANY		75.71(b)
	ATTN MUTUAL FUNDS
SHORT DURATION INCOME FUND	NATIONAL FINANCIAL SERVICES		14.48
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	PERSHING LLC		8.12

	T ROWE PRICE ASSOCIATES		56.66(c)
	ATTN FINANCIAL REPORTING DEPT
SHORT DURATION INCOME FUND—I CLASS	T ROWE PRICE RPS INC		16.35
	FBO TRP PLAN
	TRP SHORT DURATION INCOME I

FUND	SHAREHOLDER	%
SHORT-TERM BOND FUND	CHARLES SCHWAB & CO INC		5.81
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	NATIONAL FINANCIAL SERVICES		8.07
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	T ROWE PRICE ASSOCIATES		16.84
	ATTN FINANCIAL REPORTING DEPT

	WELLS FARGO CLEARING SERVICES LLC		13.40
	SPECIAL CUSTODY ACCT FOR THE
	EXCLUSIVE BENEFIT OF CUSTOMERS
SHORT-TERM BOND FUND—ADVISOR CLASS	CHARLES SCHWAB & CO INC		22.24
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	CHARLES SCHWAB & CO INC		5.40
	SPECIAL CUSTODY A/C FBO CUSTOMERS
	ATTN MUTUAL FUNDS

	JENNIE LEE COLOSI & GARRY BALBONI T		8.25
	C/O FASCORE LLC
	E T & L CORP PSP
	8515 E ORCHARD RD 2T2
	GREENWOOD VLG CO 80111-5002

	JOHN HANCOCK TRUST COMPANY		12.15

	NATIONAL FINANCIAL SERVICES		12.15
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	PERSHING LLC		8.63

	WELLS FARGO CLEARING SERVICES LLC		10.76
	SPECIAL CUSTODY ACCT FOR THE
	EXCLUSIVE BENEFIT OF CUSTOMERS

FUND	SHAREHOLDER	%
SHORT-TERM BOND FUND—I CLASS	MARYLAND COLLEGE INVESTMENT PLAN		15.23
	PORTFOLIO 2024
	ATTN FUND ACCOUNTING

	MARYLAND COLLEGE INVESTMENT PLAN		5.89
	PORTFOLIO 2027
	ATTN FUND ACCOUNTING

	NATIONAL FINANCIAL SERVICES		17.09
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
	ATTN MUTUAL FUNDS DEPT 4TH FL

	T ROWE PRICE SERVICES INC FBO		13.98
	MARYLAND COLLEGE INVESTMENT PLAN
	PORTFOLIO FOR EDUCATION TODAY
SHORT-TERM BOND FUND—Z CLASS	SPECTRUM INCOME FUND		100.00(a)
	T. ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT
SPECTRUM CONSERVATIVE ALLOCATION FUND	CHARLES SCHWAB & CO INC		9.69
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	NATIONAL FINANCIAL SERVICES		12.77
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
SPECTRUM CONSERVATIVE ALLOCATION FUND—I CLASS	CHARLES SCHWAB & CO INC		6.25
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	NATIONAL FINANCIAL SERVICES		20.55
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
	ATTN MUTUAL FUNDS DEPT, 4TH FLOOR
SPECTRUM MODERATE ALLOCATION FUND	CHARLES SCHWAB & CO INC		10.10
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	NATIONAL FINANCIAL SERVICES		13.57
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
SPECTRUM MODERATE ALLOCATION FUND—I CLASS	CHARLES SCHWAB & CO INC		10.41
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	NATIONAL FINANCIAL SERVICES		8.10
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
	ATTN MUTUAL FUNDS DEPT, 4TH FLOOR

FUND	SHAREHOLDER	%
SPECTRUM MODERATE GROWTH ALLOCATION FUND	CHARLES SCHWAB & CO INC		13.10
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	NATIONAL FINANCIAL SERVICES		15.53
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
SPECTRUM MODERATE GROWTH ALLOCATION FUND—	CHARLES SCHWAB & CO INC		55.62(b)
I CLASS	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT
TARGET 2005 FUND—ADVISOR CLASS	MATRIX TRUST COMPANY AS AGENT FOR		9.05
	ADVISOR TRUST INC
	CADILLAC AREA PUBLIC SCHOOLS 403(B)

	PERSHING LLC		32.53(b)

	T ROWE PRICE ASSOCIATES		55.46(c)
	ATTN FINANCIAL REPORTING DEPT
TARGET 2005 FUND—I CLASS	NATIONAL FINANCIAL SERVICES		20.20
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
	ATTN MUTUAL FUNDS DEPT 4TH FL

	RELIANCE TRUST COMPANY FBO		8.89
	TOGETHER WOMEN’S
	PO BOX 78446
	ATLANTA GA 30357-2446
TARGET 2010 FUND—ADVISOR CLASS	MATRIX TRUST COMPANY AS AGENT FOR		37.31(b)
	BANCORPSOUTH FBO
	CAFFEY INC 401(K) PLAN
	2910 W JACKSON ST
	TUPELO MS 38801-6799

	NATIONAL FINANCIAL SERVICES		58.94(b)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
TARGET 2010 FUND—I CLASS	NATIONAL FINANCIAL SERVICES		5.87
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
	ATTN MUTUAL FUNDS DEPT 4TH FL

	REBECCA L. BESSON		10.14
	STUART B COOPER TEN ENT
TARGET 2015 FUND	DCGT AS TTEE AND/OR CUST		5.53
	ATTN NPIO TRADE DESK
	FBO PLIC VARIOUS RETIREMENT PLANS
	OMNIBUS

FUND	SHAREHOLDER	%
TARGET 2015 FUND—ADVISOR CLASS	NATIONAL FINANCIAL SERVICES		7.20
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	PERSHING LLC		88.81(b)
TARGET 2020 FUND	CHARLES SCHWAB & CO INC		5.42
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	DCGT AS TTEE AND/OR CUST		5.67
	ATTN NPIO TRADE DESK
	FBO PLIC VARIOUS RETIREMENT PLANS
	OMNIBUS

	NATIONAL FINANCIAL SERVICES		6.45
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
	ATTN MUTUAL FUNDS DEPT 4TH FL
TARGET 2020 FUND—ADVISOR CLASS	EMPOWER TRUST FBO		69.91(b)
	EMPLOYEE BENEFITS CLIENTS 401K

	MCS CONSTRUCTION SERVICES 401(K)		5.37
	EDWARD PAPAPIETRO

	NATIONAL FINANCIAL SERVICES		15.17
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
TARGET 2020 FUND—I CLASS	NATIONAL FINANCIAL SERVICES		15.99
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
	ATTN MUTUAL FUNDS DEPT 4TH FL

	T ROWE PRICE RPS INC		5.60
	OMNI ACCT
	401K PLAN
	TRP TARGET 2020

FUND	SHAREHOLDER	%
TARGET 2025 FUND	CHARLES SCHWAB & CO INC		8.09
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	DCGT AS TTEE AND/OR CUST		9.20
	ATTN NPIO TRADE DESK
	FBO PLIC VARIOUS RETIREMENT PLANS
	OMNIBUS

	NATIONAL FINANCIAL SERVICES		13.43
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
	ATTN MUTUAL FUNDS DEPT 4TH FL

	T ROWE PRICE RPS INC		6.85
	OMNIBUS ACCOUNT
	TRP TARGET RET 2025
TARGET 2025 FUND—ADVISOR CLASS	EMPOWER TRUST FBO		17.74
	EMPLOYEE BENEFITS CLIENTS 401K

	FIIOC AS AGENT FBO		7.65
	POINTE ADVISORY INC 401K
	RETIREMENT PLAN

	NATIONAL FINANCIAL SERVICES		31.81(b)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	STATE STREET BANK AND TRUST AS		30.01(b)
	TRUSTEE AND/OR CUSTODIAN
	FBO ADP ACCESS PRODUCT
TARGET 2025 FUND—I CLASS	DCGT AS TTEE AND/OR CUST		6.09
	ATTN NPIO TRADE DESK
	FBO PLIC VARIOUS RETIREMENT PLANS
	OMNIBUS

	EMPOWER TRUST FBO		6.34
	EMPLOYEE BENEFITS CLIENTS 401K

	NATIONAL FINANCIAL SERVICES		23.75
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
	ATTN MUTUAL FUNDS DEPT 4TH FL

FUND	SHAREHOLDER	%
TARGET 2030 FUND	CHARLES SCHWAB & CO INC		8.56
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	DCGT AS TTEE AND/OR CUST		10.74
	ATTN NPIO TRADE DESK
	FBO PLIC VARIOUS RETIREMENT PLANS
	OMNIBUS

	NATIONAL FINANCIAL SERVICES		11.25
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
	ATTN MUTUAL FUNDS DEPT 4TH FL

	T ROWE PRICE RPS INC		8.79
	OMNIBUS ACCOUNT
	TRP TARGET RET 2030
TARGET 2030 FUND—ADVISOR CLASS	NATIONAL FINANCIAL SERVICES		75.72(b)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	STATE STREET BANK AND TRUST AS		5.25
	TRUSTEE AND/OR CUSTODIAN
	FBO ADP ACCESS PRODUCT
TARGET 2030 FUND—I CLASS	DCGT AS TTEE AND/OR CUST		6.11
	ATTN NPIO TRADE DESK
	FBO PLIC VARIOUS RETIREMENT PLANS
	OMNIBUS

	EMPOWER TRUST FBO		7.18
	EMPLOYEE BENEFITS CLIENTS 401K

	NATIONAL FINANCIAL SERVICES		28.82(b)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
	ATTN MUTUAL FUNDS DEPT 4TH FL

	T ROWE PRICE RPS INC		6.68
	OMNIBUS ACCOUNT
	TRP TARGET 2030-ICL FUND

FUND	SHAREHOLDER	%
TARGET 2035 FUND	CHARLES SCHWAB & CO INC		7.85
	ATTN MUTUAL FUND OPS

	DCGT AS TTEE AND/OR CUST		10.98
	ATTN NPIO TRADE DESK
	FBO PLIC VARIOUS RETIREMENT PLANS
	OMNIBUS

	NATIONAL FINANCIAL SERVICES		14.08
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
	ATTN MUTUAL FUNDS DEPT 4TH FL

	T ROWE PRICE RPS INC		11.06
	OMNIBUS ACCOUNT
	TRP TARGET RET 2035
TARGET 2035 FUND—ADVISOR CLASS	EMPOWER TRUST FBO		8.27
	EMPLOYEE BENEFITS CLIENTS 401K

	FIIOC AS AGENT FBO		10.28
	RICHTON TIE AND TIMBER LLC

	FIIOC AS AGENT FBO		15.09
	POINTE ADVISORY INC 401K
	RETIREMENT PLAN

	MATRIX TRUST COMPANY AS AGENT FOR		9.91
	BANCORPSOUTH FBO
	CAFFEY INC 401(K) PLAN

	NATIONAL FINANCIAL SERVICES		31.85(b)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	STATE STREET BANK AND TRUST AS		15.77
	TRUSTEE AND/OR CUSTODIAN
	FBO ADP ACCESS PRODUCT

FUND	SHAREHOLDER	%
TARGET 2035 FUND—I CLASS	DCGT AS TTEE AND/OR CUST		5.96
	ATTN NPIO TRADE DESK
	FBO PLIC VARIOUS RETIREMENT PLANS
	OMNIBUS

	EMPOWER TRUST FBO		7.17
	EMPLOYEE BENEFITS CLIENTS 401K

	JOHN HANCOCK TRUST COMPANY		5.07

	NATIONAL FINANCIAL SERVICES		33.00(b)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
	ATTN MUTUAL FUNDS DEPT 4TH FL

	STATE STREET BANK AND TRUST AS		5.17
	TRUSTEE AND/OR CUSTODIAN
	FBO ADP ACCESS PRODUCT

	T ROWE PRICE RPS INC		5.41
	OMNIBUS ACCOUNT
	TRP TARGET 2035-ICL FUND
TARGET 2040 FUND	CHARLES SCHWAB & CO INC		9.04
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	DCGT AS TTEE AND/OR CUST		7.74
	ATTN NPIO TRADE DESK
	FBO PLIC VARIOUS RETIREMENT PLANS
	OMNIBUS

	NATIONAL FINANCIAL SERVICES		17.39
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	T ROWE PRICE RPS INC		9.91
	OMNIBUS ACCOUNT
	TRP TARGET RET 2040

FUND	SHAREHOLDER	%
TARGET 2040 FUND—ADVISOR CLASS	CHARLES SCHWAB & CO INC		6.13
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	FIIOC AS AGENT FBO		12.28
	POINTE ADVISORY INC 401K
	RETIREMENT PLAN

	NATIONAL FINANCIAL SERVICES		39.90(b)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	PERSHING LLC		6.60

	STATE STREET BANK AND TRUST AS		13.64
	TRUSTEE AND/OR CUSTODIAN
	FBO ADP ACCESS PRODUCT

	TRAC 2000		6.41
	SKONA ADVERTISING, INC, 401K PLAN
	JENNY SAGSTROM-WARNES
TARGET 2040 FUND—I CLASS	DCGT AS TTEE AND/OR CUST		7.67
	ATTN NPIO TRADE DESK
	FBO PLIC VARIOUS RETIREMENT PLANS
	OMNIBUS

	EMPOWER TRUST FBO		8.26
	EMPLOYEE BENEFITS CLIENTS 401K

	NATIONAL FINANCIAL SERVICES		32.56(b)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
	ATTN MUTUAL FUNDS DEPT 4TH FL

	STATE STREET BANK AND TRUST AS		6.89
	TRUSTEE AND/OR CUSTODIAN
	FBO ADP ACCESS PRODUCT

	T ROWE PRICE RPS INC		10.52
	OMNIBUS ACCOUNT
	TRP TARGET 2040-ICL FUND

FUND	SHAREHOLDER	%
TARGET 2045 FUND	CHARLES SCHWAB & CO INC		8.44
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	DCGT AS TTEE AND/OR CUST		7.49
	ATTN NPIO TRADE DESK
	FBO PLIC VARIOUS RETIREMENT PLANS
	OMNIBUS

	NATIONAL FINANCIAL SERVICES		15.87
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
	ATTN MUTUAL FUNDS DEPT 4TH FL

	STATE STREET BANK AND TRUST AS		6.18
	TRUSTEE AND/OR CUSTODIAN
	FBO ADP ACCESS PRODUCT

	T ROWE PRICE RPS INC		9.85
	OMNIBUS ACCOUNT
	TRP TARGET RET 2045
TARGET 2045 FUND—ADVISOR CLASS	FIIOC AS AGENT FBO		10.56
	POINTE ADVISORY INC 401K
	RETIREMENT PLAN

	MCS CONSTRUCTION SERVICES 401(K)		7.74
	DUSTIN HARAL MARTINONI

	NATIONAL FINANCIAL SERVICES		29.49(b)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	STATE STREET BANK AND TRUST AS		34.25(b)
	TRUSTEE AND/OR CUSTODIAN
	FBO ADP ACCESS PRODUCT

FUND	SHAREHOLDER	%
TARGET 2045 FUND—I CLASS	DCGT AS TTEE AND/OR CUST		5.20
	ATTN NPIO TRADE DESK
	FBO PLIC VARIOUS RETIREMENT PLANS
	OMNIBUS

	EDWARD C BERNARD TR		6.29
	THORNTON MILL IRREVOCABLE TRUST

	EMPOWER TRUST FBO		6.99
	EMPLOYEE BENEFITS CLIENTS 401K

	NATIONAL FINANCIAL SERVICES		34.88(b)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
	ATTN MUTUAL FUNDS DEPT 4TH FL

	T ROWE PRICE RPS INC		6.21
	OMNIBUS ACCOUNT
	TRP TARGET 2045-ICL FUND
TARGET 2050 FUND	CHARLES SCHWAB & CO INC		13.52
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	DCGT AS TTEE AND/OR CUST		5.25
	ATTN NPIO TRADE DESK
	FBO PLIC VARIOUS RETIREMENT PLANS
	OMNIBUS

	NATIONAL FINANCIAL SERVICES		15.31
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
	ATTN MUTUAL FUNDS DEPT 4TH FL

	STATE STREET BANK AND TRUST AS		9.85
	TRUSTEE AND/OR CUSTODIAN
	FBO ADP ACCESS PRODUCT

	T ROWE PRICE RPS INC		8.06
	OMNIBUS ACCOUNT
	TRP TARGET RET 2050
TARGET 2050 FUND—ADVISOR CLASS	NATIONAL FINANCIAL SERVICES		43.49(b)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	STATE STREET BANK AND TRUST AS		36.26(b)
	TRUSTEE AND/OR CUSTODIAN
	FBO ADP ACCESS PRODUCT

FUND	SHAREHOLDER	%
TARGET 2050 FUND—I CLASS	DCGT AS TTEE AND/OR CUST		6.52
	ATTN NPIO TRADE DESK
	FBO PLIC VARIOUS RETIREMENT PLANS
	OMNIBUS

	EMPOWER TRUST FBO		8.14
	EMPLOYEE BENEFITS CLIENTS 401K

	EMPOWER TRUST FBO		7.28
	MARY FREE BED REHABILITATION HOSP 4
	C/O FASCORE LLC

	NATIONAL FINANCIAL SERVICES		35.67(b)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
	ATTN MUTUAL FUNDS DEPT 4TH FL

	STATE STREET BANK AND TRUST AS		6.20
	TRUSTEE AND/OR CUSTODIAN
	FBO ADP ACCESS PRODUCT

	T ROWE PRICE RPS INC		8.65
	OMNIBUS ACCOUNT
	TRP TARGET 2050-ICL FUND
TARGET 2055 FUND	CHARLES SCHWAB & CO INC		10.28
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	DCGT AS TTEE AND/OR CUST		6.19
	ATTN NPIO TRADE DESK
	FBO PLIC VARIOUS RETIREMENT PLANS
	OMNIBUS

	NATIONAL FINANCIAL SERVICES		20.41
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
	ATTN MUTUAL FUNDS DEPT 4TH FL

	T ROWE PRICE RPS INC		10.06
	OMNIBUS ACCOUNT
	TRP TARGET RET 2055

FUND	SHAREHOLDER	%
TARGET 2055 FUND—ADVISOR CLASS	FIIOC AS AGENT FBO		7.23
	POINTE ADVISORY INC 401K
	RETIREMENT PLAN

	NATIONAL FINANCIAL SERVICES		35.69(b)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	STATE STREET BANK AND TRUST AS		37.61(b)
	TRUSTEE AND/OR CUSTODIAN
	FBO ADP ACCESS PRODUCT
TARGET 2055 FUND—I CLASS	DCGT AS TTEE AND/OR CUST		6.77
	ATTN NPIO TRADE DESK
	FBO PLIC VARIOUS RETIREMENT PLANS
	OMNIBUS

	EMPOWER TRUST FBO		5.52
	EMPLOYEE BENEFITS CLIENTS 401K

	EMPOWER TRUST FBO		6.07
	MARY FREE BED REHABILITATION HOSP 4
	C/O FASCORE LLC

	JOHN HANCOCK TRUST COMPANY		6.61

	NATIONAL FINANCIAL SERVICES		39.12(b)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
	ATTN MUTUAL FUNDS DEPT 4TH FL

	STATE STREET BANK AND TRUST AS		5.38
	TRUSTEE AND/OR CUSTODIAN
	FBO ADP ACCESS PRODUCT

	T ROWE PRICE RPS INC		6.86
	OMNI ACCT
	401K PLAN
	TRP TARGET 2055

FUND	SHAREHOLDER	%
TARGET 2060 FUND	CHARLES SCHWAB & CO INC		11.53
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	DCGT AS TTEE AND/OR CUST		6.09
	ATTN NPIO TRADE DESK
	FBO PLIC VARIOUS RETIREMENT PLANS
	OMNIBUS

	NATIONAL FINANCIAL SERVICES		28.04(b)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
	ATTN MUTUAL FUNDS DEPT 4TH FL

	T ROWE PRICE RPS INC		8.27
	OMNIBUS ACCOUNT
	TRP TARGET RETIREMENT 2060
TARGET 2060 FUND—ADVISOR CLASS	EMPOWER TRUST FBO		6.76
	EMPLOYEE BENEFITS CLIENTS 401K

	FIIOC AS AGENT FBO		17.07
	POINTE ADVISORY INC 401K
	RETIREMENT PLAN

	NATIONAL FINANCIAL SERVICES		60.22(b)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	PERSHING LLC		5.18

FUND	SHAREHOLDER	%
TARGET 2060 FUND—I CLASS	DCGT AS TTEE AND/OR CUST		9.04
	ATTN NPIO TRADE DESK
	FBO PLIC VARIOUS RETIREMENT PLANS
	OMNIBUS

	EMPOWER TRUST FBO		6.79
	EMPLOYEE BENEFITS CLIENTS 401K

	EMPOWER TRUST FBO		8.45
	MARY FREE BED REHABILITATION HOSP 4
	C/O FASCORE LLC

	NATIONAL FINANCIAL SERVICES		34.44(b)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
	ATTN MUTUAL FUNDS DEPT 4TH FL

	STATE STREET BANK AND TRUST AS		6.87
	TRUSTEE AND/OR CUSTODIAN
	FBO ADP ACCESS PRODUCT

	T ROWE PRICE RPS INC		7.74
	OMNI ACCT
	401K PLAN
	TRP TARGET 2060
TARGET 2065 FUND	CHARLES SCHWAB & CO INC		15.99
	SPECIAL CUSTODY A/C FBO CUSTOMERS
	ATTN MUTUAL FUND DEPT

	DCGT AS TTEE AND/OR CUST		14.39
	ATTN NPIO TRADE DESK
	FBO PLIC VARIOUS RETIREMENT PLANS
	OMNIBUS

	NATIONAL FINANCIAL SERVICES		15.63
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	T ROWE PRICE RPS INC		11.32
	OMNIBUS ACCOUNT
	TRP TARGET 2065 FUND – INV FUND

FUND	SHAREHOLDER	%
TARGET 2065 FUND—ADVISOR CLASS	ASCENSUS TRUST COMPANY FBO		5.08
	CALDWELL CONSTRUCTORS INC 401(K)
	PO BOX 10758
	FARGO ND 58106-0758

	T ROWE PRICE ASSOCIATES		68.11(c)
	ATTN FINANCIAL REPORTING DEPT

	TRAC 2000		5.95
	SKONA ADVERTISING, INC, 401K PLAN
	FELICIA HOU

	VOYA RETIREMENT INS & ANNUITY CO		20.85
TARGET 2065 FUND—I CLASS	DCGT AS TTEE AND/OR CUST		16.47
	ATTN NPIO TRADE DESK
	FBO PLIC VARIOUS RETIREMENT PLANS
	OMNIBUS

	EMPOWER TRUST FBO		5.08
	CRAIG HOSPITAL BASIC & SUPPLMNTL DA
	C/O FASCORE LLC

	EMPOWER TRUST FBO		5.25
	EMPLOYEE BENEFITS CLIENTS 401K

	HOWARD P COLHOUN TTEE		6.63
	HOWARD P COLHOUN REV TRUST

	NATIONAL FINANCIAL SERVICES		30.36(b)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	T ROWE PRICE RPS INC		5.15
	OMNIBUS ACCOUNT
	TRP TARGET 2065 – I FUND

	T ROWE PRICE TRUST CO		9.05
	CUST FOR THE ROTH IRA OF
	JOSEPH HUBER

FUND	SHAREHOLDER	%
TOTAL RETURN FUND	CHARLES SCHWAB & CO INC		21.02
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	LPL FINANCIAL		13.06
	OMNIBUS CUSTOMER ACCOUNT
	ATTN MUTUAL FUND TRADING

	NATIONAL FINANCIAL SERVICES		7.75
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	RAYMOND JAMES		16.05
	OMNIBUS FOR MUTUAL FUNDS
	ATTN COURTNEY WALLER
TOTAL RETURN FUND—ADVISOR CLASS	RAYMOND JAMES		89.49(b)
	OMNIBUS FOR MUTUAL FUNDS
	ATTN COURTNEY WALLER
TOTAL RETURN FUND—I CLASS	GOLDEY-BEACOM COLLEGE ENDOWMENT FUND		5.20
	4701 LIMESTONE RD
	WILMINGTON DE 19808-1993

	JEANETTE STUMP &		8.03
	JAMES CARNEY & HOWARD KLINE TRS
	SPECIAL METALS CORPORATION RETIREE
	BENEFIT TRUST

	NATIONAL FINANCIAL SERVICES		25.49(b)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	SEI PRIVATE TRUST COMPANY		6.47
	C/O TRUST
	FBO THE CHURCH FOUNDATION

FUND	SHAREHOLDER	%
TREASURY RESERVE FUND	BARNACLESAIL		42.03(a)
	C/O T ROWE PRICE ASSOC
	ATTN MID CAP GROWTH FUND

	DEEPVOYAGE & CO.		8.58
	T. ROWE PRICE HEDGED EQUITY FUND
	DERIVATIVES

	SHIPMATE & CO		7.56
	C/O T ROWE PRICE ASSOC
	ATTN REAL ASSETS FUND

	T ROWE PRICE		19.60
	RETIREMENT PLAN SERVICE INC
	ATTN RPS CASH GROUP
	4555 PAINTERS MILL ROAD
	OWINGS MILLS MD 21117-4903
U.S. HIGH YIELD FUND	CHARLES SCHWAB & CO INC		9.22
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	LPL FINANCIAL		18.51
	OMNIBUS CUSTOMER ACCOUNT
	ATTN MUTUAL FUND TRADING

	MORGAN STANLEY SMITH BARNEY LLC		22.44
	FOR THE EXCL BENEFIT OF ITS CUST
U.S. HIGH YIELD FUND—ADVISOR CLASS	CHARLES SCHWAB & CO INC		39.49(b)
	SPECIAL CUSTODY ACCT FBO CUSTOMERS

	MORGAN STANLEY SMITH BARNEY LLC		14.01
	FOR THE EXCL BENEFIT OF ITS CUST

	NATIONAL FINANCIAL SERVICES		13.49
	FOR EXCLUSIVE BENEFIT OF OUR CUST
	ATTN MUTUAL FUNDS DEPT 4TH FL

	PERSHING LLC		21.74
U.S. HIGH YIELD FUND—I CLASS	NATIONAL FINANCIAL SERVICES		8.80
	FOR EXCLUSIVE BENEFIT OF OUR CUST
	ATTN MUTUAL FUNDS DEPT 4TH FL

	PERSHING LLC		9.63
U.S. LIMITED DURATION TIPS INDEX FUND	CHARLES SCHWAB & CO INC		18.83
	SPECIAL CUSTODY A/C FBO CUSTOMERS
	ATTN MUTUAL FUND DEPT

	PERSHING LLC		8.22

FUND	SHAREHOLDER	%
U.S. LIMITED DURATION TIPS INDEX FUND—I CLASS	EDUCATION TRUST OF ALASKA		14.28
	PORTFOLIO 2024
	C/O T ROWE PRICE ASSOCIATES
	ATTN DAWN WAGNER FIXED INCOME

	MARYLAND COLLEGE INVESTMENT PLAN		28.98(b)
	PORTFOLIO 2024
	ATTN FUND ACCOUNTING

	MARYLAND COLLEGE INVESTMENT PLAN		9.14
	PORTFOLIO 2027
	ATTN FUND ACCOUNTING

	T ROWE PRICE SERVICES INC FBO		12.90
	EDUCATION TRUST OF ALASKA
	PORTFOLIO FOR EDUCATION TODAY

	T ROWE PRICE SERVICES INC FBO		26.22(b)
	MARYLAND COLLEGE INVESTMENT PLAN
	PORTFOLIO FOR EDUCATION TODAY
U.S. LIMITED DURATION TIPS INDEX FUND—Z CLASS	RETIREMENT BLEND 2005 FUND		5.36
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT BLEND 2010 FUND		7.08
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT BLEND 2015 FUND		8.86
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT BLEND 2020 FUND		27.90(a)
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT BLEND 2025 FUND		32.22(a)
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT BLEND 2030 FUND		14.96
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

FUND	SHAREHOLDER	%
U.S. TREASURY INTERMEDIATE INDEX FUND	LPL FINANCIAL		27.40(b)
	OMNIBUS CUSTOMER ACCOUNT
	ATTN MUTUAL FUND TRADING

	MLPF&S FOR THE SOLE BENEFIT OF		39.93(b)
	ITS CUSTOMERS

	NATIONAL FINANCIAL SERVICES		5.20
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
U.S. TREASURY INTERMEDIATE INDEX FUND—I CLASS	CHARLES SCHWAB & CO INC		7.36
	SPECIAL CUSTODY A/C FBO CUSTOMERS
	ATTN MUTUAL FUNDS
U.S. TREASURY INTERMEDIATE INDEX FUND—Z CLASS	SPECTRUM INCOME FUND		100.00(a)
	T. ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT
U.S. TREASURY LONG-TERM INDEX FUND	CHARLES SCHWAB & CO INC		8.04
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	NATIONAL FINANCIAL SERVICES		14.04
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	PERSHING LLC		26.92(b)
U.S. TREASURY LONG-TERM INDEX FUND—I CLASS	CHARLES SCHWAB & CO INC		7.07
	SPECIAL CUSTODY A/C FBO CUSTOMERS
	ATTN MUTUAL FUNDS

	LADYBIRD & CO		9.10
	C/O T ROWE PRICE ASSOC
	ATTN TRP SPECTRUM CONSERV ALLOC

	LADYBUG & CO		12.94
	C/O T ROWE PRICE ASSOC
	ATTN TRP SPECTRUM MODERATE ALLOC

	LAKESIDE & CO		15.86
	C/O T ROWE PRICE ASSOC
	ATTN TRP SPECTRUM MOD GROWTH ALLOC

	PERSHING LLC		23.69

FUND	SHAREHOLDER	%
U.S. TREASURY LONG-TERM INDEX FUND—Z CLASS	RETIREMENT I 2025 FUND		6.73
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT I 2030 FUND		10.09
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT I 2035 FUND		6.80
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2020		7.83
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2025		9.19
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2030		13.85
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2035		8.07
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	SPECTRUM INCOME FUND		6.66
	T. ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT
U.S. TREASURY MONEY FUND	PERSHING LLC		7.26
U.S. TREASURY MONEY FUND—I CLASS	EDWARD D JONES & CO		26.87(b)
	FOR THE BENEFIT OF CUSTOMERS

	MARYLAND COLLEGE INVESTMENT PLAN		6.23
	US TREASURY MONEY MARKET
	ATTN FUND ACCOUNTING

FUND	SHAREHOLDER	%
U.S. TREASURY MONEY FUND—Z CLASS	RETIREMENT I 2025 FUND		7.60
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT I 2030 FUND		11.72
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT I 2035 FUND		7.58
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT I 2040 FUND		6.31
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2040		6.23
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2030		6.71
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2035		5.79
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT
ULTRA SHORT-TERM BOND FUND	CHARLES SCHWAB & CO INC		19.72
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	LPL FINANCIAL		11.30
	OMNIBUS CUSTOMER ACCOUNT
	ATTN MUTUAL FUND TRADING

	NATIONAL FINANCIAL SERVICES		39.99(b)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	UBS WM USA		6.38
	SPEC CDY A/C EXL BEN CUSTOMERS
	OF UBSFI
ULTRA SHORT-TERM BOND FUND—I CLASS	CHARLES SCHWAB & CO INC		28.93(b)
	SPECIAL CUSTODY A/C FBO CUSTOMERS
	ATTN MUTUAL FUNDS

	EDWARD D JONES & CO		5.25
	FOR THE BENEFIT OF CUSTOMERS

FUND	SHAREHOLDER	%
ULTRA SHORT-TERM BOND FUND—Z CLASS	T ROWE PRICE ASSOCIATES		100.00(c)
ATTN FINANCIAL REPORTING DEPT

(a)

The indicated percentage of the outstanding shares of this fund are owned by another T. Rowe Price fund and held in the nominee name indicated. Shares of the fund are “echo-voted” by the T. Rowe Price fund that owns the shares in the same proportion that the shares of the underlying fund are voted by other shareholders.

(b)	At the level of ownership indicated, the shareholder may be able to determine the outcome of any matters affecting a fund or one of its classes that are submitted to shareholders for vote.

(c)

T. Rowe Price Associates, Inc. is a wholly owned subsidiary of T. Rowe Price Group, Inc., each a Maryland corporation. Shares owned by T. Rowe Price Associates, Inc. may represent discretionary investments and/or a contribution to the fund at its inception that provided the fund with sufficient capital to invest in accordance with its investment program. At the level of ownership indicated, T. Rowe Price Associates, Inc. may be able to determine the outcome of most issues that were submitted to shareholders for vote.

(d)

T. Rowe Price Retirement Plan Services, Inc., is a wholly owned subsidiary of T. Rowe Price Associates, Inc., which is a wholly owned subsidiary of T. Rowe Price Group, Inc., each a Maryland corporation. T. Rowe Price Retirement Plan Services, Inc. is not the beneficial owner of these shares. Such shares are held of record by T. Rowe Price Retirement Plan Services, Inc. and are normally voted by various retirement plans and retirement plan participants.

10/31 Fiscal Year Funds

FUND	SHAREHOLDER	%
AFRICA & MIDDLE EAST FUND	CHARLES SCHWAB & CO INC		10.38
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	NATIONAL FINANCIAL SERVICES		8.84
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
AFRICA & MIDDLE EAST FUND—I CLASS	NATIONAL FINANCIAL SERVICES		8.44
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
	ATTN MUTUAL FUNDS DEPT 4TH FL

	T ROWE PRICE RPS INC		20.57
	FBO TRP PLAN
	TRP AFRICA & MIDDLE EAST
AFRICA & MIDDLE EAST FUND—Z CLASS	SPECTRUM INTERNATIONAL EQUITY FUND		100.00(a)
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT
ASIA OPPORTUNITIES FUND	CHARLES SCHWAB & CO INC		10.50
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	NATIONAL FINANCIAL SERVICES		14.34
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

FUND	SHAREHOLDER	%
ASIA OPPORTUNITIES FUND—ADVISOR CLASS	MIAMI DADE COUNTY		28.83(b)
	C/O MISSIONSQUARE RETIREMENT

	NATIONAL FINANCIAL SERVICES		17.51
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	PERSHING LLC		20.95

	VANTAGEPOINT ROTH IRA		5.81
	C/O MISSIONSQUARE RETIREMENT

	WELLS FARGO CLEARING SERVICES LLC		22.20
	SPECIAL CUSTODY ACCT FOR THE
	EXCLUSIVE BENEFIT OF CUSTOMERS
ASIA OPPORTUNITIES FUND—I CLASS	CHARLES SCHWAB & CO INC		23.96
	SPECIAL CUSTODY A/C FBO CUSTOMERS
	ATTN MUTUAL FUNDS

	NATIONAL FINANCIAL SERVICES		8.86
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	PERSHING LLC		9.06

	T ROWE PRICE ASSOCIATES		13.88
	ATTN FINANCIAL REPORTING DEPT
CASH RESERVES FUND	PERSHING LLC		5.85
CHINA EVOLUTION EQUITY FUND	CHARLES SCHWAB & CO INC		5.68
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	NATIONAL FINANCIAL SERVICES		7.96
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	WENLI ZHENG		11.26
	6/F CHARTER HOUSE
CHINA EVOLUTION EQUITY FUND—I CLASS	T ROWE PRICE ASSOCIATES		30.92(c)
	ATTN FINANCIAL REPORTING DEPT

	T ROWE PRICE RPS INC		14.28
	FBO TRP PLAN
	TRP CHINA EVOLUTION EQUITY I

	WENLI ZHENG		14.15
	6/F CHARTER HOUSE

FUND	SHAREHOLDER	%
EMERGING EUROPE FUND	NATIONAL FINANCIAL SERVICES		7.37
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
EMERGING EUROPE FUND—I CLASS	CHRISTOPHER HADDAD		11.69
	LYNN HADDAD JT TEN

	KEVIN M STEPHENSON		6.79
	KAREN S STEPHENSON JT TEN

	RUSSELL P GOULD		5.15
	SUSAN M GOULD JT TEN T O D

	T ROWE PRICE RPS INC		17.45
	FBO TRP PLAN
	TRP EMERGING EUROPE I

	T ROWE PRICE TRUST CO		6.87
	CUST FOR THE ROLLOVER IRA OF
	DAVY SHIAN
EMERGING EUROPE FUND—Z CLASS	SPECTRUM INTERNATIONAL EQUITY FUND		100.00(a)
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT
EMERGING MARKETS DISCOVERY STOCK FUND	CHARLES SCHWAB & CO INC		7.21
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	LPL FINANCIAL		9.11
	OMNIBUS CUSTOMER ACCOUNT
	ATTN MUTUAL FUND TRADING

	MORGAN STANLEY SMITH BARNEY LLC		15.22
	FOR THE EXCL BENEFIT OF ITS CUST

	NATIONAL FINANCIAL SERVICES		12.08
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	VANGUARD BROKERAGE SERVICES		9.58
EMERGING MARKETS DISCOVERY STOCK FUND—ADVISOR	CHARLES SCHWAB & CO INC		14.84
CLASS	SPECIAL CUSTODY A/C FBO CUSTOMERS
	ATTN MUTUAL FUNDS

	MATRIX TRUST COMPANY AS AGENT FOR		25.13(b)
	ADVISOR TRUST, INC.
	CRESTWOOD SD (PA) 403(B)

	PERSHING LLC		54.65(b)

FUND	SHAREHOLDER	%
EMERGING MARKETS DISCOVERY STOCK FUND—I CLASS	CHARLES SCHWAB & CO INC		6.51
	SPECIAL CUSTODY A/C FBO CUSTOMERS
	ATTN MUTUAL FUNDS

	LINCOLN INVESTMENT PLANNING, LLC		16.10
	FBO LINCOLN CUSTOMERS
	601 OFFICE CENTER DR STE 300
	FORT WASHINGTON PA 19034-3275

	MARYLAND COLLEGE INVESTMENT PLAN		6.70
	EQUITY PORTFOLIO
	T ROWE PRICE FUND ACCOUNTING

	MARYLAND COLLEGE INVESTMENT PLAN		5.05
	PORTFOLIO 2030
	ATTN FUND ACCOUNTING

	MARYLAND COLLEGE INVESTMENT PLAN		5.07
	PORTFOLIO 2033
	ATTN FUND ACCOUNTING

	NATIONAL FINANCIAL SERVICES		6.57
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	T ROWE PRICE ASSOCIATES		5.13
	ATTN FINANCIAL REPORTING DEPT

FUND	SHAREHOLDER	%
EMERGING MARKETS DISCOVERY STOCK FUND—Z CLASS	RETIREMENT I 2030 FUND		6.29
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT I 2035 FUND		6.11
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT I 2040 FUND		7.21
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT I 2045 FUND		5.78
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT I 2050 FUND		5.60
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2030		8.55
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2035		7.05
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2040		8.76
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2045		5.67
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2050		5.18
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

FUND	SHAREHOLDER	%
EMERGING MARKETS STOCK FUND	CHARLES SCHWAB & CO INC		12.77
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	MLPF&S FOR THE SOLE BENEFIT OF ITS		6.66
	CUSTOMERS

	NATIONAL FINANCIAL SERVICES		10.55
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	PERSHING LLC		9.96
EMERGING MARKETS STOCK FUND—I CLASS	CHARLES SCHWAB & CO INC		11.76
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	NATIONAL FINANCIAL SERVICES		24.08
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
	ATTN MUTUAL FUNDS DEPT, 4TH FLOOR

	PERSHING LLC		6.92

FUND	SHAREHOLDER	%
EMERGING MARKETS STOCK FUND—Z CLASS	RETIREMENT I 2030 FUND		6.22
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT I 2035 FUND		5.94
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT I 2040 FUND		7.00
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT I 2045 FUND		5.65
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT I 2050 FUND		5.45
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2030		8.46
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2035		6.90
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2040		8.57
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2045		5.56
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2050		5.03
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT
EUROPEAN STOCK FUND	CHARLES SCHWAB & CO INC		15.84
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	MORGAN STANLEY SMITH BARNEY LLC		6.45
	FOR THE EXCL BENEFIT OF ITS CUST

	NATIONAL FINANCIAL SERVICES		10.00
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

FUND	SHAREHOLDER	%
EUROPEAN STOCK FUND—I CLASS	CHARLES SCHWAB & CO INC		8.17
	SPECIAL CUSTODY A/C FBO CUSTOMERS
	ATTN MUTUAL FUNDS
EUROPEAN STOCK FUND—Z CLASS	SPECTRUM INTERNATIONAL EQUITY FUND		100.00(a)
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT
GLOBAL ALLOCATION FUND	CHARLES SCHWAB & CO INC		6.11
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	LPL FINANCIAL		22.23
	OMNIBUS CUSTOMER ACCOUNT
	ATTN MUTUAL FUND TRADING

	MLPF&S FOR THE SOLE BENEFIT OF		6.47
	ITS CUSTOMERS

	MORGAN STANLEY SMITH BARNEY LLC		9.88
	FOR THE EXCL BENEFIT OF ITS CUST

	NATIONAL FINANCIAL SERVICES		14.05
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	PERSHING LLC		9.41

	RAYMOND JAMES		5.06
	OMNIBUS FOR MUTUAL FUNDS
	ATTN COURTNEY WALLER

	UBS WM USA		7.37
	SPEC CDY A/C EXL BEN CUSTOMERS
	OF UBSFI
	1000 HARBOR BLVD
	WEEHAWKEN NJ 07086-6761

FUND	SHAREHOLDER	%
GLOBAL ALLOCATION FUND—ADVISOR CLASS	CHARLES SCHWAB & CO INC		6.94
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	CHARLES SCHWAB & CO INC		10.82
	SPECIAL CUSTODY A/C FBO CUSTOMERS
	ATTN MUTUAL FUNDS

	LPL FINANCIAL		5.28
	OMNIBUS CUSTOMER ACCOUNT
	ATTN MUTUAL FUND TRADING

	MLPF&S FOR THE SOLE BENEFIT OF		11.24
	ITS CUSTOMERS

	NATIONAL FINANCIAL SERVICES		32.23(b)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	PERSHING LLC		16.47
GLOBAL ALLOCATION FUND—I CLASS	CHARLES SCHWAB & CO INC		31.81(b)
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	CHARLES SCHWAB & CO INC		9.40
	SPECIAL CUSTODY A/C FBO CUSTOMERS
	ATTN MUTUAL FUNDS

	NATIONAL FINANCIAL SERVICES		18.34
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
	ATTN MUTUAL FUNDS DEPT 4TH FL
GLOBAL GROWTH STOCK FUND	CHARLES SCHWAB & CO INC		8.07
	SPECIAL CUSTODY A/C FBO CUSTOMERS
	ATTN MUTUAL FUND DEPT

	LPL FINANCIAL		5.33
	OMNIBUS CUSTOMER ACCOUNT
	ATTN MUTUAL FUND TRADING

	MLPF&S FOR THE SOLE BENEFIT OF		14.41
	ITS CUSTOMERS

	NATIONAL FINANCIAL SERVICES		15.42
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	PERSHING LLC		8.07

FUND	SHAREHOLDER	%
GLOBAL GROWTH STOCK FUND—ADVISOR CLASS	ASCENSUS TRUST COMPANY FBO		13.45
	FARMINGTON ACUTE CARE EMERGENCY SPE

	NATIONAL FINANCIAL SERVICES		56.60(b)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	PERSHING LLC		15.68
GLOBAL GROWTH STOCK FUND—I CLASS	CHARLES SCHWAB & CO INC		5.10
	SPECIAL CUSTODY A/C FBO CUSTOMERS
	ATTN MUTUAL FUNDS

	NATIONAL FINANCIAL SERVICES		30.31(b)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	TEXAS TUITION PROMISE FUND 529		15.21
	17605 WRIGHT STREET SUITE #3
	OMAHA NE 68130-2033

	WASHINGTON SUBURBAN SANITARY		5.65
	COMMISSION RETIREE OTHER POST
	EMPLOYMENT BENEFIT TRUST
	14501 SWEITZER LN
	LAUREL MD 20707-5901
GLOBAL IMPACT EQUITY FUND	NATIONAL FINANCIAL SERVICES		7.54
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	T ROWE PRICE ASSOCIATES		53.73(c)
	ATTN FINANCIAL REPORTING DEPT
GLOBAL IMPACT EQUITY FUND—I CLASS	EDUCATION TRUST OF ALASKA		31.56(b)
	GLOBAL IMPACT EQUITY PORTFOLIO
	C/O T ROWE PRICE ASSOCIATES
	ATTN FIXED INCOME

	T ROWE PRICE CHARITABLE		11.50
	GLOBAL IMPACT EQUITY POOL
	ATTN FUND ACCOUNTING
	4515 PAINTERS MILL RD
	OWINGS MILLS MD 21117-4903

	T ROWE PRICE RPS INC		9.95
	FBO TRP PLAN
	TRP GLOBAL IMPACT EQU-I

FUND	SHAREHOLDER	%
GLOBAL STOCK FUND	CHARLES SCHWAB & CO INC		7.40
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	LPL FINANCIAL		10.13
	OMNIBUS CUSTOMER ACCOUNT
	ATTN MUTUAL FUND TRADING

	MORGAN STANLEY SMITH BARNEY LLC		9.53
	FOR THE EXCL BENEFIT OF ITS CUST

	NATIONAL FINANCIAL SERVICES		23.59
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	PERSHING LLC		15.17
GLOBAL STOCK FUND—ADVISOR CLASS	CHARLES SCHWAB & CO INC		5.85
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	EMPOWER ANNUITY INSURANCE		22.40
	FBO FUTURE FUNDS II

	MORGAN STANLEY SMITH BARNEY LLC		5.48
	FOR THE EXCL BENEFIT OF ITS CUST

	UMB BANK N/A		47.57(b)
	FBO FIDUCIARY FOR VARIOUS
	RETIREMENT PROGRAMS
GLOBAL STOCK FUND—I CLASS	AFFILIATED FM INSURANCE CO.		5.90

	CHARLES SCHWAB & CO INC		22.14
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	EDWARD D JONES & CO		13.53
	FOR THE BENEFIT OF CUSTOMERS

	FACTORY MUTUAL INSURANCE CO		11.31

	NATIONAL FINANCIAL SERVICES		9.40
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
GLOBAL VALUE EQUITY FUND	CHARLES SCHWAB & CO INC		5.40
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	PERSHING LLC		86.06(b)

FUND	SHAREHOLDER	%
GLOBAL VALUE EQUITY FUND—I CLASS	T ROWE PRICE ASSOCIATES		54.69(c)
	ATTN FINANCIAL REPORTING DEPT

	T ROWE PRICE RPS INC		13.11
	FBO TRP PLAN
	GLOBAL VALUE EQUITY I CLASS ABLQ
INSTITUTIONAL EMERGING MARKETS EQUITY FUND	GOLDMAN SACHS & CO		10.49
	EXCLUSIVE BENEFIT OF CUSTOMERS

	LADYBIRD & CO		8.77
	C/O T ROWE PRICE ASSOC
	ATTN TRP SPECTRUM CONSERV ALLOC

	LADYBUG & CO		13.44
	C/O T ROWE PRICE ASSOC
	ATTN TRP SPECTRUM MODERATE ALLOC

	LAKESIDE & CO		27.71(a)
	C/O T ROWE PRICE ASSOC
	ATTN TRP SPECTRUM MOD GROWTH ALLOC

	NATIONAL FINANCIAL SERVICES		6.68
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	SEI PRIVATE TRUST COMPANY		6.48
	ATTN MUTUAL FUNDS ADMINISTRATOR
	C/O MELLON BANK

	WELLS FARGO BANK NA FBO		9.96
	OMNIBUS ACCOUNT CASH
INSTITUTIONAL INTERNATIONAL DISCIPLINED EQUITY FUND	CHARLES SCHWAB & CO INC		22.09
	SPECIAL CUSTODY A/C FBO CUSTOMERS
	ATTN MUTUAL FUND DEPT

	COLUMBIA TRUST PARTNERS		5.83
	PO BOX 1012
	SALEM OR 97308-1012

	MLPF&S FOR THE SOLE BENEFIT OF		5.04
	ITS CUSTOMERS

	NATIONAL FINANCIAL SERVICES		48.92(b)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

FUND	SHAREHOLDER	%
INTERNATIONAL DISCIPLINED EQUITY FUND	CHARLES SCHWAB & CO INC		41.52(b)
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	NATIONAL FINANCIAL SERVICES		19.04
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	RAYMOND JAMES		20.03
	OMNIBUS FOR MUTUAL FUNDS
	ATTN COURTNEY WALLER
INTERNATIONAL DISCIPLINED EQUITY FUND—ADVISOR	CHARLES SCHWAB & CO INC		24.51
CLASS	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	FIIOC AS AGENT FBO		18.15
	DENTAL ASSOCIATES OF WALPOLE
	401K PROFIT SHARING PLAN & TRUST

	FIIOC AS AGENT FBO		13.84
	PRO TOOL & SUPPLY, INC AND
	PRO EQUIPMENT RENTAL, INC 401K

	NATIONAL FINANCIAL SERVICES		32.32(b)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
INTERNATIONAL DISCIPLINED EQUITY FUND—I CLASS	CHARLES SCHWAB & CO INC		46.06(b)
	SPECIAL CUSTODY A/C FBO CUSTOMERS
	ATTN MUTUAL FUNDS

	MAC & CO		14.20
	ATTN MUTUAL FUND OPERATIONS

	NATIONAL FINANCIAL SERVICES		6.44
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	PERSHING LLC		14.83
INTERNATIONAL DISCOVERY FUND	CHARLES SCHWAB & CO INC		8.43
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	NATIONAL FINANCIAL SERVICES		29.99(b)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

FUND	SHAREHOLDER	%
INTERNATIONAL DISCOVERY FUND—I CLASS	CHARLES SCHWAB & CO INC		9.34
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	EDWARD D JONES & CO		25.95(b)
	FOR THE BENEFIT OF CUSTOMERS

	NATIONAL FINANCIAL SERVICES		18.27
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
INTERNATIONAL DISCOVERY FUND—Z CLASS	SPECTRUM DIVERSIFIED EQUITY		57.38(a)
	T. ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	SPECTRUM INTERNATIONAL EQUITY FUND		42.62(a)
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT
INTERNATIONAL EQUITY INDEX FUND	MARYLAND COLLEGE INVESTMENT PLAN		18.33
	GLOBAL EQUITY MARKET INDEX
	ATTN FUND ACCOUNTING

FUND	SHAREHOLDER	%
INTERNATIONAL EQUITY INDEX FUND—Z CLASS	RETIREMENT BLEND 2020 FUND		5.84
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT BLEND 2025 FUND		10.25
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT BLEND 2030 FUND		13.90
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT BLEND 2035 FUND		15.24
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT BLEND 2040 FUND		14.06
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT BLEND 2045 FUND		12.73
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT BLEND 2050 FUND		10.48
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT BLEND 2055 FUND		6.36
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT
INTERNATIONAL STOCK FUND	CHARLES SCHWAB & CO INC		9.17
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	NATIONAL FINANCIAL SERVICES		8.67
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	T ROWE PRICE TRUST CO INC		5.03
	ATTN TRPS INST CONTROL DEPT

FUND	SHAREHOLDER	%
INTERNATIONAL STOCK FUND—ADVISOR CLASS	CHARLES SCHWAB & CO INC		20.47
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	MERRILL LYNCH PIERCE FENNER &		7.89
	SMITH INC FOR THE SOLE BENEFIT OF
	ITS CUSTOMERS
	4800 DEER LAKE DRIVE EAST
	JACKSONVILLE FL 32246-6484

	NATIONAL FINANCIAL SERVICES		28.57(b)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
INTERNATIONAL STOCK FUND—I CLASS	EDWARD D JONES & CO		57.35(b)
	FOR THE BENEFIT OF CUSTOMERS
INTERNATIONAL STOCK FUND—R CLASS	AMERICAN UNITED LIFE		12.08
	SEPARATE ACCOUNT II
	ATTN SEPARATE ACCOUNTS

	AXA EQUITABLE FOR SA NO 65		5.79

	DCGT AS TTEE AND/OR CUST		15.93
	ATTN NPIO TRADE DESK
	FBO PLIC VARIOUS RETIREMENT PLANS
	OMNIBUS

FUND	SHAREHOLDER	%
INTERNATIONAL STOCK FUND—Z CLASS	RETIREMENT I 2030 FUND		6.24
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT I 2035 FUND		5.89
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT I 2040 FUND		6.93
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT I 2045 FUND		5.65
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT I 2050 FUND		5.47
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2040		8.46
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2030		8.47
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2035		6.81
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2045		5.54
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2050		5.07
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

FUND	SHAREHOLDER	%
INTERNATIONAL VALUE EQUITY FUND	LPL FINANCIAL		10.69
	OMNIBUS CUSTOMER ACCOUNT
	ATTN MUTUAL FUND TRADING

	NATIONAL FINANCIAL SERVICES		21.14
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	PERSHING LLC		5.10

	T ROWE PRICE RPS INC		5.48
	OMNIBUS ACCT
INTERNATIONAL VALUE EQUITY FUND—ADVISOR CLASS	EMPOWER TRUST FBO		6.22
	EMPLOYEE BENEFITS CLIENTS 401K

	NATIONAL FINANCIAL SERVICES		5.02
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	NATIONWIDE TRUST CO FSB		6.10
	FBO PARTICIPATING RETIREMENT PLANS
	C/O IPO PORTFOLIO ACCOUNTING

	STATE STREET BANK AND TRUST AS		56.55(b)
	TRUSTEE AND/OR CUSTODIAN
	FBO ADP ACCESS PRODUCT
INTERNATIONAL VALUE EQUITY FUND—I CLASS	MARYLAND COLLEGE INVESTMENT PLAN		5.85
	EQUITY PORTFOLIO
	T ROWE PRICE FUND ACCOUNTING

	PERSHING LLC		25.18(b)
INTERNATIONAL VALUE EQUITY FUND—R CLASS	DCGT AS TTEE AND/OR CUST		6.47
	ATTN NPIO TRADE DESK
	FBO PLIC VARIOUS RETIREMENT PLANS
	OMNIBUS

	SAMMONS INSTITUTIONAL GROUP		51.04(b)
	8300 MILLS CIVIC PKWY
	WEST DES MOINES IA 50266-3833

	STATE STREET BANK AND TRUST AS		27.29(b)
	TRUSTEE AND/OR CUSTODIAN
	FBO ADP ACCESS PRODUCT

FUND	SHAREHOLDER	%
INTERNATIONAL VALUE EQUITY FUND—Z CLASS	RETIREMENT I 2030 FUND		6.22
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT I 2035 FUND		5.91
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT I 2040 FUND		6.94
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT I 2045 FUND		5.68
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT I 2050 FUND		5.49
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2040		8.47
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2030		8.45
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2035		6.83
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2045		5.56
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2050		5.07
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT
JAPAN FUND	CHARLES SCHWAB & CO INC		7.76
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	MORGAN STANLEY SMITH BARNEY LLC		41.09(b)
	FOR THE EXCL BENEFIT OF ITS CUST

	NATIONAL FINANCIAL SERVICES		6.24
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

FUND	SHAREHOLDER	%
JAPAN FUND—I CLASS	CHARLES SCHWAB & CO INC		11.34
	SPECIAL CUSTODY A/C FBO CUSTOMERS
	ATTN MUTUAL FUNDS

	S KENNETH LEECH		17.44
	EILEEN STUECK LEECH JT TEN

	T ROWE PRICE RPS INC		5.46
	FBO TRP PLAN
	TRP JAPAN I
JAPAN FUND—Z CLASS	SPECTRUM INTERNATIONAL EQUITY FUND		100.00(a)
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT
LATIN AMERICA FUND	CHARLES SCHWAB & CO INC		11.94
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	NATIONAL FINANCIAL SERVICES		12.87
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
LATIN AMERICA FUND—I CLASS	CHARLES SCHWAB & CO INC		5.36
	SPECIAL CUSTODY A/C FBO CUSTOMERS
	ATTN MUTUAL FUNDS

	T ROWE PRICE RPS INC		8.57
	FBO TRP PLAN
	TRP LATIN AMERICA I

	WASHINGTON & CO C/O US BANK NA		7.95
	1555 N RIVERCENTER DR STE 302
	MILWAUKEE WI 53212-3958
LATIN AMERICA FUND—Z CLASS	SPECTRUM INTERNATIONAL EQUITY FUND		100.00(a)
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT
MULTI-STRATEGY TOTAL RETURN FUND	CHARLES SCHWAB & CO INC		17.01
	SPECIAL CUSTODY A/C FBO CUSTOMERS
	ATTN MUTUAL FUNDS

	NATIONAL FINANCIAL SERVICES		16.67
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	PERSHING LLC		14.52

	VANGUARD BROKERAGE SERVICES		9.65

FUND	SHAREHOLDER	%
MULTI-STRATEGY TOTAL RETURN FUND—I CLASS	HORIZONDECK & CO		7.71
	C/O T ROWE PRICE ASSOCIATES INC
	ATTN TRP GLOBAL ALLOCATION FUND

	LADYBIRD & CO		36.91(a)
	C/O T ROWE PRICE ASSOCIATES INC
	ATTN TRP SPECTRUM CONSERV ALLOC

	LADYBUG & CO		23.52
	C/O T ROWE PRICE ASSOCIATES INC
	ATTN TRP SPECTRUM MODERATE ALLOC

	LAKESIDE & CO		23.47
	C/O T ROWE PRICE ASSOCIATES INC
	ATTN TRP SPECTRUM MOD GROWTH ALLOC
NEW ASIA FUND	CHARLES SCHWAB & CO INC		10.82
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	NATIONAL FINANCIAL SERVICES		11.62
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
NEW ASIA FUND—I CLASS	CHARLES SCHWAB & CO INC		10.30
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	J.P. MORGAN SECURITIES LLC		17.56
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
NEW ASIA FUND—Z CLASS	SPECTRUM INTERNATIONAL EQUITY FUND		100.00(a)
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT
OVERSEAS STOCK FUND	NATIONAL FINANCIAL SERVICES		5.88
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	RAYMOND JAMES		13.51
	OMNIBUS FOR MUTUAL FUNDS
	ATTN COURTNEY WALLER

	WELLS FARGO CLEARING SERVICES LLC		63.80(b)
	SPECIAL CUSTODY ACCT FOR THE
	EXCLUSIVE BENEFIT OF CUSTOMERS
OVERSEAS STOCK FUND—ADVISOR CLASS	NATIONAL FINANCIAL SERVICES		94.90(b)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

FUND	SHAREHOLDER	%
OVERSEAS STOCK FUND—I CLASS	CHARLES SCHWAB & CO INC		7.15
	ATTN MUTUAL FUNDS

	CHARLES SCHWAB & CO INC		6.76
	SPECIAL CUSTODY A/C FBO CUSTOMERS
	ATTN MUTUAL FUNDS

	EDWARD D JONES & CO		13.41
	FOR THE BENEFIT OF CUSTOMERS

	NATIONAL FINANCIAL SERVICES		18.30
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
	ATTN MUTUAL FUNDS DEPT 4TH FL

	PERSHING LLC		6.28

	STATE STREET BANK AND TRUST AS		5.02
	TRUSTEE AND/OR CUSTODIAN
	FBO ADP ACCESS PRODUCT

	WELLS FARGO BANK NA FBO		9.44
	OMNIBUS CASH

FUND	SHAREHOLDER	%
OVERSEAS STOCK FUND—Z CLASS	RETIREMENT I 2030 FUND		6.38
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT I 2035 FUND		6.17
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT I 2040 FUND		7.25
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT I 2045 FUND		5.90
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT I 2050 FUND		5.73
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2040		8.87
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2030		8.71
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2035		7.13
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2045		5.80
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2050		5.31
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

FUND	SHAREHOLDER	%
QM U.S. BOND INDEX FUND	CHARLES SCHWAB & CO INC		11.84
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	LPL FINANCIAL		11.69
	OMNIBUS CUSTOMER ACCOUNT
	ATTN MUTUAL FUND TRADING

	NATIONAL FINANCIAL SERVICES		22.09
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
QM U.S. BOND INDEX FUND—I CLASS	EDUCATION TRUST OF ALASKA		17.78
	ACT PORTFOLIO
	C/O T ROWE PRICE ASSOCIATES
	ATTN DAWN WAGNER FIXED INCOME

	T ROWE PRICE CHARITABLE		5.62
	BALANCED INDEX POOL
	ATTN FUND ACCOUNTING
QM U.S. BOND INDEX FUND—Z CLASS	RETIREMENT BLEND 2015 FUND		5.03
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT BLEND 2020 FUND		17.84
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT BLEND 2025 FUND		25.53(a)
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT BLEND 2030 FUND		22.75
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT BLEND 2035 FUND		14.31
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT BLEND 2040 FUND		5.66
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

FUND	SHAREHOLDER	%
SUMMIT MUNICIPAL INCOME FUND	LPL FINANCIAL		18.98
	OMNIBUS CUSTOMER ACCOUNT
	ATTN MUTUAL FUND TRADING

	RAYMOND JAMES		23.48
	OMNIBUS FOR MUTUAL FUNDS
	ATTN COURTNEY WALLER

	WELLS FARGO CLEARING SERVICES LLC		28.66(b)
	SPECIAL CUSTODY ACCT FOR THE
	EXCLUSIVE BENEFIT OF CUSTOMERS

	ZIONS FIRST NATIONAL BANK		5.36
	PO BOX 30880
	SALT LAKE CTY UT 84130-0880
SUMMIT MUNICIPAL INCOME FUND—ADVISOR CLASS	CITBANCO A PARTNERSHIP		74.50(b)
	529 LAKE AVENUE
	PO BOX 1227
	STORM LAKE IA 50588-1227

	NATIONAL FINANCIAL SERVICES		7.49
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	PERSHING LLC		15.82
SUMMIT MUNICIPAL INCOME FUND—I CLASS	EDWARD D JONES & CO		16.05
	FOR THE BENEFIT OF CUSTOMERS

	J.P. MORGAN SECURITIES LLC		40.46(b)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	SAXON & CO		14.16
SUMMIT MUNICIPAL INTERMEDIATE FUND	LPL FINANCIAL		12.17
	OMNIBUS CUSTOMER ACCOUNT
	ATTN MUTUAL FUND TRADING

	MLPF&S FOR THE SOLE BENEFIT OF		9.26
	ITS CUSTOMERS

	NATIONAL FINANCIAL SERVICES		5.45
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	WELLS FARGO CLEARING SERVICES LLC		46.88(b)
	SPECIAL CUSTODY ACCT FOR THE
	EXCLUSIVE BENEFIT OF CUSTOMERS

FUND	SHAREHOLDER	%
SUMMIT MUNICIPAL INTERMEDIATE FUND—ADVISOR CLASS	CHARLES SCHWAB & CO INC		18.44
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	CITBANCO A PARTNERSHIP		59.77(b)

	NATIONAL FINANCIAL SERVICES		16.77
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
SUMMIT MUNICIPAL INTERMEDIATE FUND—I CLASS	CHARLES SCHWAB & CO INC		28.33(b)
	SPECIAL CUSTODY A/C FBO CUSTOMERS
	ATTN MUTUAL FUND DEPT

	CHARLES SCHWAB & CO INC		7.47
	SPECIAL CUSTODY A/C FBO CUSTOMERS
	ATTN MUTUAL FUNDS

	EDWARD D JONES & CO		15.12
	FOR THE BENEFIT OF CUSTOMERS

	J.P. MORGAN SECURITIES LLC		11.26
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	SAXON & CO		5.20

(a)

The indicated percentage of the outstanding shares of this fund are owned by another T. Rowe Price fund and held in the nominee name indicated. Shares of the fund are “echo-voted” by the T. Rowe Price fund that owns the shares in the same proportion that the shares of the underlying fund are voted by other shareholders.

(b)	At the level of ownership indicated, the shareholder may be able to determine the outcome of any matters affecting a fund or one of its classes that are submitted to shareholders for vote.

(c)

T. Rowe Price Associates, Inc. is a wholly owned subsidiary of T. Rowe Price Group, Inc., each a Maryland corporation. Shares owned by T. Rowe Price Associates, Inc. may represent discretionary investments and/or a contribution to the fund at its inception that provided the fund with sufficient capital to invest in accordance with its investment program. At the level of ownership indicated, T. Rowe Price Associates, Inc. may be able to determine the outcome of most issues that were submitted to shareholders for vote.

12/31 Fiscal Year Funds

FUND	SHAREHOLDER	%
ALL-CAP OPPORTUNITIES FUND	CHARLES SCHWAB & CO INC		15.44
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	LPL FINANCIAL		6.69
	OMNIBUS CUSTOMER ACCOUNT
	ATTN MUTUAL FUND TRADING

	NATIONAL FINANCIAL SERVICES		18.79
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

FUND	SHAREHOLDER	%
ALL-CAP OPPORTUNITIES FUND—ADVISOR CLASS	CHARLES SCHWAB & CO INC		12.63
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	DCGT AS TTEE AND/OR CUST		5.01
	ATTN NPIO TRADE DESK
	FBO PLIC VARIOUS RETIREMENT PLANS
	OMNIBUS

	EMPOWER TRUST FBO		20.48
	FBO SANTA BARBARA COUNTY DCP
	C/O FASCORE LLC

	MLPF&S FOR THE SOLE BENEFIT OF		7.12
	ITS CUSTOMERS

	NATIONAL FINANCIAL SERVICES		8.38
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
ALL-CAP OPPORTUNITIES FUND—I CLASS	CHARLES SCHWAB & CO INC		14.86
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	NATIONAL FINANCIAL SERVICES		18.94
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
BALANCED FUND	CHARLES SCHWAB & CO INC		6.88
	REINVEST A/C
	ATTN MUTUAL FUNDS DEPT

	NATIONAL FINANCIAL SERVICES		8.38
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	T ROWE PRICE TRUST CO INC		20.12
	ATTN TRPS INST CONTROL DEPT
BALANCED FUND—I CLASS	CHARLES SCHWAB & CO INC		11.92
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	NATIONAL FINANCIAL SERVICES		5.14
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
	ATTN MUTUAL FUNDS DEPT 4TH FL

FUND	SHAREHOLDER	%
BLUE CHIP GROWTH FUND	CHARLES SCHWAB & CO INC		10.69
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	NATIONAL FINANCIAL SERVICES		14.32
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	WELLS FARGO CLEARING SERVICES LLC		15.11
	SPECIAL CUSTODY ACCT FOR THE
	EXCLUSIVE BENEFIT OF CUSTOMERS
BLUE CHIP GROWTH FUND—ADVISOR CLASS	CHARLES SCHWAB & CO INC		6.56
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	DCGT AS TTEE AND/OR CUST		6.74
	ATTN NPIO TRADE DESK
	FBO PLIC VARIOUS RETIREMENT PLANS
	OMNIBUS

	EMPOWER TRUST FBO		8.34
	EMPLOYEE BENEFITS CLIENTS 401K

	EMPOWER TRUST FBO		7.94
	GREAT WEST IRA ADVANTAGE
	C/O FASCORE LLC

	NATIONAL FINANCIAL SERVICES		20.59
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
BLUE CHIP GROWTH FUND—I CLASS	CHARLES SCHWAB & CO INC		9.91
	ATTN MUTUAL FUNDS

	EDWARD D JONES & CO		12.05
	FOR THE BENEFIT OF CUSTOMERS

	NATIONAL FINANCIAL SERVICES		11.75
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
	ATTN MUTUAL FUNDS DEPT 4TH FL

FUND	SHAREHOLDER	%
BLUE CHIP GROWTH FUND—R CLASS	DCGT AS TTEE AND/OR CUST		6.36
	ATTN NPIO TRADE DESK
	FBO PLIC VARIOUS RETIREMENT PLANS
	OMNIBUS

	NATIONWIDE LIFE INSURANCE COMPANY		10.39
	C/O IPO PORTFOLIO ACCOUNTING

	NATIONWIDE LIFE INSURANCE COMPANY		6.39
	C/O IPO PORTFOLIO ACCOUNTING

	SAMMONS INSTITUTIONAL GROUP		27.08(a)

	STATE STREET BANK AND TRUST AS		15.26
	TRUSTEE AND/OR CUSTODIAN
	FBO ADP ACCESS PRODUCT
BLUE CHIP GROWTH FUND—Z CLASS	SPECTRUM DIVERSIFIED EQUITY		100.00(b)
	T. ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT
CAPITAL APPRECIATION AND INCOME FUND	CHARLES SCHWAB & CO INC		12.16
	SPECIAL CUSTODY A/C FBO CUSTOMERS
	ATTN MUTUAL FUND DEPT

	NATIONAL FINANCIAL SERVICES		37.88(a)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	T. ROWE PRICE ASSOCIATES		33.16(c)
	ATTN FINANCIAL REPORTING DEPT
CAPITAL APPRECIATION AND INCOME FUND—I CLASS	CHARLES SCHWAB & CO INC		29.68(a)
	SPECIAL CUSTODY A/C FBO CUSTOMERS
	ATTN MUTUAL FUND DEPT

	NATIONAL FINANCIAL SERVICES		7.87
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	T. ROWE PRICE ASSOCIATES		45.85(c)
	ATTN FINANCIAL REPORTING DEPT

FUND	SHAREHOLDER	%
CAPITAL APPRECIATION FUND	CHARLES SCHWAB & CO INC		10.64
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	LPL FINANCIAL		19.58
	OMNIBUS CUSTOMER ACCOUNT
	ATTN MUTUAL FUND TRADING

	NATIONAL FINANCIAL SERVICES		15.96
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	PERSHING LLC		6.78

	RAYMOND JAMES		5.03
	OMNIBUS FOR MUTUAL FUNDS
	ATTN COURTNEY WALLER
CAPITAL APPRECIATION FUND—ADVISOR CLASS	CHARLES SCHWAB & CO INC		14.23
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	NATIONAL FINANCIAL SERVICES		10.52
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	UMB BANK N/A		31.79(a)
	FBO FIDUCIARY FOR TAX DEFERRED
	ACCOUNTS
CAPITAL APPRECIATION FUND—I CLASS	CHARLES SCHWAB & CO INC		25.58(a)
	ATTN MUTUAL FUNDS

	NATIONAL FINANCIAL SERVICES		15.00
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
COMMUNICATIONS & TECHNOLOGY FUND	CHARLES SCHWAB & CO INC		9.68
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	LPL FINANCIAL		5.99
	OMNIBUS CUSTOMER ACCOUNT
	ATTN MUTUAL FUND TRADING

	NATIONAL FINANCIAL SERVICES		12.75
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	T ROWE PRICE TRUST CO INC		5.95
	MEDIA & TELECOMMUNICATION FUND

FUND	SHAREHOLDER	%
DIVERSIFIED MID-CAP GROWTH FUND	CHARLES SCHWAB & CO INC		6.52
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	LPL FINANCIAL		7.12
	OMNIBUS CUSTOMER ACCOUNT
	ATTN MUTUAL FUND TRADING

	NATIONAL FINANCIAL SERVICES		13.17
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	PERSHING LLC		5.67
DIVERSIFIED MID-CAP GROWTH FUND—I CLASS	NATIONAL FINANCIAL SERVICES		15.48
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	PIMS/PRUDENTIAL RETIREMENT		11.98
	AS NOMINEE FOR THE TTEE/CUST PL 010
	STATE OF CONNECTICUT DEFERRED
	165 CAPITOL AVENUE
	HARTFORD CT 06106-1659
DIVIDEND GROWTH FUND	CHARLES SCHWAB & CO INC		12.99
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	LPL FINANCIAL		13.56
	OMNIBUS CUSTOMER ACCOUNT
	ATTN MUTUAL FUND TRADING

	MLPF&S FOR THE SOLE BENEFIT OF		7.05
	ITS CUSTOMERS

	NATIONAL FINANCIAL SERVICES		20.83
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	PERSHING LLC		5.14

FUND	SHAREHOLDER	%
DIVIDEND GROWTH FUND—ADVISOR CLASS	CHARLES SCHWAB & CO INC		5.29
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	EMPOWER TRUST FBO		9.37
	GREAT WEST IRA ADVANTAGE
	C/O FASCORE LLC

	MLPF&S FOR THE SOLE BENEFIT OF		5.57
	ITS CUSTOMERS

	NATIONAL FINANCIAL SERVICES		40.42(a)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
DIVIDEND GROWTH FUND—I CLASS	CHARLES SCHWAB & CO INC		10.41
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	EDWARD D JONES & CO		25.48(a)
	FOR THE BENEFIT OF CUSTOMERS

	NATIONAL FINANCIAL SERVICES		15.04
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
	ATTN MUTUAL FUNDS DEPT 4TH FL
DIVIDEND GROWTH FUND—Z CLASS	SPECTRUM DIVERSIFIED EQUITY		100.00(b)
	T. ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT
DYNAMIC CREDIT FUND	CHARLES SCHWAB & CO INC		21.65
	SPECIAL CUSTODY A/C FBO CUSTOMERS
	ATTN MUTUAL FUNDS

	LPL FINANCIAL		21.81
	OMNIBUS CUSTOMER ACCOUNT
	ATTN MUTUAL FUND TRADING

	NATIONAL FINANCIAL SERVICES		18.32
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

FUND	SHAREHOLDER	%
DYNAMIC CREDIT FUND—I CLASS	MM SELECT RETIREMENT 2020 FD		19.97
	MASSMUTUAL LAW DEPARTMENT
	ATTN ANDREW GOLDBERG
	1295 STATE ST
	SPRINGFIELD MA 01111-0001

	MM SELECT RETIREMENT 2025 FD		15.53
	MASSMUTUAL LAW DEPARTMENT
	ATTN ANDREW GOLDBERG

	MM SELECT RETIREMENT 2030 FD		11.07
	MASSMUTUAL LAW DEPARTMENT
	ATTN ANDREW GOLDBERG

	MM SELECT RETIREMENT BALANCED		9.06
	MASSMUTUAL LAW DEPARTMENT
	ATTN ANDREW GOLDBERG
DYNAMIC GLOBAL BOND FUND	CHARLES SCHWAB & CO INC		9.86
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	LPL FINANCIAL		16.75
	OMNIBUS CUSTOMER ACCOUNT
	ATTN MUTUAL FUND TRADING

	NATIONAL FINANCIAL SERVICES		22.29
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	PERSHING LLC		11.08

	RAYMOND JAMES		13.59
	OMNIBUS FOR MUTUAL FUNDS
	ATTN COURTNEY WALLER

FUND	SHAREHOLDER	%
DYNAMIC GLOBAL BOND FUND—ADVISOR CLASS	CHARLES SCHWAB & CO INC		26.44(a)
	SPECIAL CUSTODY A/C FBO CUSTOMERS
	ATTN MUTUAL FUNDS

	LPL FINANCIAL		5.37
	OMNIBUS CUSTOMER ACCOUNT
	ATTN MUTUAL FUND TRADING

	NATIONAL FINANCIAL SERVICES		30.39(a)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	PERSHING LLC		37.80(a)
DYNAMIC GLOBAL BOND FUND—I CLASS	CHARLES SCHWAB & CO INC		15.25
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	LADYBIRD & CO		19.00
	C/O T ROWE PRICE ASSOC
	ATTN DYNAMIC GLOBAL BOND
	I CLASS

	LADYBUG & CO		8.39
	C/O T ROWE PRICE ASSOC
	ATTN DYNAMIC GLOBAL BOND
	I CLASS

	MAC & CO		7.60
	ATTN MUTUAL FUND OPERATIONS

	MM SELECT RETIREMENT 2030 FD		5.30
	MASSMUTUAL LAW DEPARTMENT
	ATTN ANDREW GOLDBERG

	PERSHING LLC		14.75

FUND	SHAREHOLDER	%
DYNAMIC GLOBAL BOND FUND—Z CLASS	RETIREMENT I 2020 FUND		5.37
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT I 2025 FUND		7.73
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT I 2030 FUND		9.05
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT I 2035 FUND		5.02
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2020		10.12
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2025		10.56
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2030		12.39
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2035		5.83
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	SPECTRUM INCOME FUND		9.10
	T. ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT
EMERGING MARKETS BOND FUND	CHARLES SCHWAB & CO INC		7.91
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	LPL FINANCIAL		6.31
	OMNIBUS CUSTOMER ACCOUNT
	ATTN MUTUAL FUND TRADING

	MORGAN STANLEY SMITH BARNEY LLC		8.39
	FOR THE EXCL BENEFIT OF ITS CUST

	NATIONAL FINANCIAL SERVICES		5.97
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

FUND	SHAREHOLDER	%
EMERGING MARKETS BOND FUND—ADVISOR CLASS	CHARLES SCHWAB & CO INC		38.28(a)
	SPECIAL CUSTODY A/C FBO CUSTOMERS
	ATTN MUTUAL FUNDS

	EDWARD D JONES & CO		5.48
	FOR THE BENEFIT OF CUSTOMERS

	MATRIX TRUST COMPANY CUST FBO		45.07(a)
	MODERN FOUNDATIONS, INC 401(K) PSP

	MID ATLANTIC TRUST COMPANY FBO		6.42
	CFD LEASING, INC 401(K) PLAN
EMERGING MARKETS BOND FUND—I CLASS	CHARLES SCHWAB & CO INC		5.36
	SPECIAL CUSTODY A/C FBO CUSTOMERS
	ATTN MUTUAL FUNDS

	EDWARD D JONES & CO		20.45
	FOR THE BENEFIT OF CUSTOMERS

	NATIONAL FINANCIAL SERVICES		29.37(a)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
	ATTN MUTUAL FUNDS DEPT, 4TH FLOOR

FUND	SHAREHOLDER	%
EMERGING MARKETS BOND FUND—Z CLASS	RETIREMENT I 2020 FUND		5.63
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT I 2025 FUND		7.84
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT I 2030 FUND		8.48
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2020		10.35
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2025		10.27
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2030		11.28
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	SPECTRUM INCOME FUND		15.27
	T. ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT
EMERGING MARKETS CORPORATE BOND FUND	CHARLES SCHWAB & CO INC		26.09(a)
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	LPL FINANCIAL		10.88
	OMNIBUS CUSTOMER ACCOUNT
	ATTN MUTUAL FUND TRADING

	NATIONAL FINANCIAL SERVICES		42.39(a)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
EMERGING MARKETS CORPORATE BOND FUND—	CHARLES SCHWAB & CO INC		31.12(a)
ADVISOR CLASS	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	NATIONAL FINANCIAL SERVICES		26.08(a)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	PERSHING LLC		38.49(a)

FUND	SHAREHOLDER	%
EMERGING MARKETS CORPORATE BOND FUND—I CLASS	CHARLES SCHWAB & CO INC		74.72(a)
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT
EMERGING MARKETS LOCAL CURRENCY BOND FUND	CHARLES SCHWAB & CO INC		31.95(a)
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	NATIONAL FINANCIAL SERVICES		25.03(a)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
EMERGING MARKETS LOCAL CURRENCY BOND FUND—	CHARLES SCHWAB & CO INC		15.36
ADVISOR CLASS	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	NATIONAL FINANCIAL SERVICES		19.30
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	PERSHING LLC		65.26(a)
EMERGING MARKETS LOCAL CURRENCY BOND FUND—	CHARLES SCHWAB & CO INC		40.05(a)
I CLASS	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	CHARLES SCHWAB & CO INC		7.05
	SPECIAL CUSTODY A/C FBO CUSTOMERS
	ATTN MUTUAL FUNDS

	HORIZONDECK & CO		17.60
	C/O T ROWE PRICE ASSOC
	ATTN GLOBAL ALLOCATION FUND

	PERSHING LLC		20.88
EMERGING MARKETS LOCAL CURRENCY BOND FUND—	SPECTRUM INCOME FUND		100.00(b)
Z CLASS	T. ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT
EQUITY INCOME FUND	CHARLES SCHWAB & CO INC		6.33
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	NATIONAL FINANCIAL SERVICES		11.93
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	T ROWE PRICE TRUST CO INC		5.77
	ATTN TRPS INST CONTROL DEPT

FUND	SHAREHOLDER	%
EQUITY INCOME FUND—ADVISOR CLASS	MORGAN STANLEY SMITH BARNEY LLC		6.45
	FOR THE EXCL BENEFIT OF ITS CUST

	NATIONAL FINANCIAL SERVICES		48.78(a)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
EQUITY INCOME FUND—I CLASS	CHARLES SCHWAB & CO INC		6.04
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	EDWARD D JONES & CO		6.53
	FOR THE BENEFIT OF CUSTOMERS

	NATIONAL FINANCIAL SERVICES		6.75
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
	ATTN MUTUAL FUNDS DEPT 4TH FL
EQUITY INCOME FUND—R CLASS	AMERICAN UNITED LIFE		10.55
	AMERICAN UNIT TRUST
	ATTN SEPARATE ACCOUNTS

	AMERICAN UNITED LIFE		12.88
	SEPARATE ACCOUNT II
	ATTN SEPARATE ACCOUNTS

	DCGT AS TTEE AND/OR CUST		6.07
	ATTN NPIO TRADE DESK
	FBO PLIC VARIOUS RETIREMENT PLANS
	OMNIBUS

	NATIONWIDE TRUST CO FSB		9.44
	C/O IPO PORTFOLIO ACCTG

	TALCOTT RESOLUTION LIFE INS CO		11.21
	SEPARATE ACCOUNT
	ATTN UNIT OPERATIONS
	PO BOX 2999
	HARTFORD CT 06104-2999
EQUITY INCOME FUND—Z CLASS	SPECTRUM DIVERSIFIED EQUITY		40.06(b)
	T. ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	SPECTRUM INCOME FUND		59.94(b)
	T. ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

FUND	SHAREHOLDER	%
EQUITY INDEX 500 FUND	CHARLES SCHWAB & CO INC		9.27
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	NATIONAL FINANCIAL SERVICES		5.78
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	T ROWE PRICE TRUST CO INC		11.73
	ATTN RPS CONTROL DEPT
	10090 RED RUN BLVD
	OWINGS MILLS MD 21117-4842
EQUITY INDEX 500 FUND—I CLASS	MARYLAND COLLEGE INVESTMENT PLAN		7.27
	EQUITY INDEX 500 PORTFOLIO
	ATTN FUND ACCOUNTING

FUND	SHAREHOLDER	%
EQUITY INDEX 500 FUND—Z CLASS	RETIREMENT I 2030 FUND		5.69
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT I 2035 FUND		6.03
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT I 2040 FUND		7.28
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT I 2045 FUND		5.96
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT I 2050 FUND		5.76
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2040		9.16
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2030		8.95
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2035		7.34
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2045		6.00
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2050		5.27
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT
EXTENDED EQUITY MARKET INDEX FUND	CHARLES SCHWAB & CO INC		8.39
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

FUND	SHAREHOLDER	%
FINANCIAL SERVICES FUND	CHARLES SCHWAB & CO INC		11.66
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	LPL FINANCIAL		8.39
	OMNIBUS CUSTOMER ACCOUNT
	ATTN MUTUAL FUND TRADING

	NATIONAL FINANCIAL SERVICES		12.55
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	PERSHING LLC		6.37
FINANCIAL SERVICES FUND—I CLASS	AFFILIATED FM INSURANCE CO.		18.65
	270 CENTRAL AVE
	JOHNSTON RI 02919-4923

	CHARLES SCHWAB & CO INC		5.12
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	T ROWE PRICE SERVICES INC FBO		11.54
	EDUCATION TRUST OF ALASKA
	PORTFOLIO FUTURE TRENDS
	ATTN DAWN WAGNER FIXED INCOME
GLOBAL CONSUMER FUND	CHARLES SCHWAB & CO INC		8.73
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	NATIONAL FINANCIAL SERVICES		24.08
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
GLOBAL HIGH INCOME BOND FUND	CHARLES SCHWAB & CO INC		11.20
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	NATIONAL FINANCIAL SERVICES		37.19(a)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
GLOBAL HIGH INCOME BOND FUND—ADVISOR CLASS	CHARLES SCHWAB & CO INC		24.73
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	NATIONAL FINANCIAL SERVICES		23.86
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	PERSHING LLC		51.40(a)

FUND	SHAREHOLDER	%
GLOBAL HIGH INCOME BOND FUND—I CLASS	CHARLES SCHWAB & CO INC		13.38
	ATTN MUTUAL FUNDS

	MAC & CO		20.07
	BLK SMA
	ATTN MUTUAL FUND OPERATIONS
	500 GRANT STREET
	ROOM 151-1010
	PITTSBURGH PA 15219-2502

	MAC & CO		5.35
	ATTN MUTUAL FUND OPERATIONS

	NATIONAL FINANCIAL SERVICES		23.33
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
	ATTN MUTUAL FUNDS DEPT 4TH FL

	SEI PRIVATE TRUST COMPANY		9.08
	ATTN MUTUAL FUNDS
GLOBAL INDUSTRIALS FUND	CHARLES SCHWAB & CO INC		12.79
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	LPL FINANCIAL		19.77
	OMNIBUS CUSTOMER ACCOUNT
	ATTN MUTUAL FUND TRADING

	NATIONAL FINANCIAL SERVICES		21.14
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	PERSHING LLC		5.78

	UBS WM USA		8.17
	SPEC CDY A/C EXL BEN CUSTOMERS
	OF UBSFI
GLOBAL INDUSTRIALS FUND—I CLASS	NATIONAL FINANCIAL SERVICES		25.56(a)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	SUTTER HEALTH		40.77(a)
	2200 RIVER PLAZA DR
	SACRAMENTO CA 95833-4134

FUND	SHAREHOLDER	%
GLOBAL REAL ESTATE FUND	CHARLES SCHWAB & CO INC		18.13
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	NATIONAL FINANCIAL SERVICES		5.85
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
GLOBAL REAL ESTATE FUND—ADVISOR CLASS	CHARLES SCHWAB & CO INC		6.58
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	EMPOWER ANNUITY INSURANCE		22.69
	FBO FUTURE FUNDS II

	EMPOWER TRUST FBO		34.30(a)
	EMPLOYEE BENEFITS CLIENTS 401K

	EMPOWER TRUST FBO		6.28
	EMPLOYEE BENEFITS CLIENTS 401K - FG

	LINCOLN RETIREMENT SERVICES COMPANY		8.22
	FBO MONTCLAIR 403B
	PO BOX 7876
	FORT WAYNE IN 46801-7876

	PERSHING LLC		5.17
GLOBAL REAL ESTATE FUND—I CLASS	CHARLES SCHWAB & CO INC		6.12
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	NATIONAL FINANCIAL SERVICES		11.76
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
	ATTN MUTUAL FUNDS DEPT 4TH FL

	T ROWE PRICE RPS INC		7.61
	FBO TRP PLAN
	TRP GLOBAL REAL ESTATE I
GLOBAL TECHNOLOGY FUND	CHARLES SCHWAB & CO INC		9.40
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	MORGAN STANLEY SMITH BARNEY LLC		7.13
	FOR THE EXCL BENEFIT OF ITS CUST

	NATIONAL FINANCIAL SERVICES		11.72
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

FUND	SHAREHOLDER	%
GLOBAL TECHNOLOGY FUND—I CLASS	NATIONAL FINANCIAL SERVICES		5.13
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
	ATTN MUTUAL FUNDS DEPT 4TH FL
GROWTH STOCK FUND	CHARLES SCHWAB & CO INC		10.04
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	LPL FINANCIAL		6.86
	OMNIBUS CUSTOMER ACCOUNT
	ATTN MUTUAL FUND TRADING

	MORGAN STANLEY SMITH BARNEY LLC		5.61
	FOR THE EXCL BENEFIT OF ITS CUST

	NATIONAL FINANCIAL SERVICES		12.98
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	T ROWE PRICE TRUST CO INC		9.40
	ATTN TRPS INST CONTROL DEPT
GROWTH STOCK FUND—ADVISOR CLASS	NATIONAL FINANCIAL SERVICES		8.50
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	VANTAGETRUST - UNITIZED		47.39(a)
	C/O ICMA RETIREMENT CORPORATION
GROWTH STOCK FUND—I CLASS	CHARLES SCHWAB & CO INC		8.95
	ATTN MUTUAL FUNDS
	101 MONTGOMERY ST
	SAN FRANCISCO CA 94104-4151

	CHARLES SCHWAB & CO INC		6.03
	SPECIAL CUSTODY A/C FBO CUSTOMERS
	ATTN MUTUAL FUNDS

	NATIONAL FINANCIAL SERVICES		7.99
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
	ATTN MUTUAL FUNDS DEPT 4TH FL

FUND	SHAREHOLDER	%
GROWTH STOCK FUND—R CLASS	AXA EQUITABLE FOR SA NO 65		11.80

	STATE STREET BANK AND TRUST AS		14.78
	TRUSTEE AND/OR CUSTODIAN
	FBO ADP ACCESS PRODUCT

	TALCOTT RESOLUTION LIFE INS CO		6.11
	SEPARATE ACCOUNT
	ATTN UNIT OPERATIONS

	UMB BANK N/A		15.81
	FBO FIDUCIARY FOR TAX DEFERRED
	ACCOUNTS

	UMB BANK NA SFR		14.58
	FBO FIDUCIARY FOR TAX DEFERRED
	ACCOUNTS GROUP

FUND	SHAREHOLDER	%
GROWTH STOCK FUND—Z CLASS	RETIREMENT I 2030 FUND		6.27
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT I 2035 FUND		6.11
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT I 2040 FUND		7.23
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT I 2045 FUND		5.92
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT I 2050 FUND		5.75
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2040		8.83
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2030		8.57
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2035		7.09
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2045		5.80
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2050		5.30
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

FUND	SHAREHOLDER	%
HEALTH SCIENCES FUND	CHARLES SCHWAB & CO INC		9.54
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	JOHN HANCOCK LIFE		5.16
	INSURANCE CO USA
	ATTN JHRPS TRADING OPS ST6

	LPL FINANCIAL		6.00
	OMNIBUS CUSTOMER ACCOUNT
	ATTN MUTUAL FUND TRADING

	NATIONAL FINANCIAL SERVICES		12.58
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	PERSHING LLC		5.70
HEALTH SCIENCES FUND—I CLASS	CHARLES SCHWAB & CO INC		7.80
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	NATIONAL FINANCIAL SERVICES		5.27
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
	ATTN MUTUAL FUNDS DEPT 4TH FL
HEDGED EQUITY FUND	CHARLES SCHWAB & CO INC		21.91
	SPECIAL CUSTODY A/C FBO CUSTOMERS
	ATTN MUTUAL FUND DEPT

	GLEN-ROBERTS PITRUZZELLO		19.20
	AMY A PITRUZZELLO JT TEN TOD

	T ROWE PRICE ASSOCIATES		18.95
	ATTN FINANCIAL REPORTING DEPT

	T ROWE PRICE TRUST CO		7.55
	CUST FOR THE ROLLOVER IRA OF
	TERRELL HUCH

	TRAC 2000		5.15
	WILLIAM R BUSE INSURANCE SEP-IRA
	WILLIAM R BUSE
HEDGED EQUITY FUND—I CLASS	MM SELECT RETIREMENT 2020 FD		80.64(a)
	MASSMUTUAL LAW DEPARTMENT
	ATTN ANDREW GOLDBERG

FUND	SHAREHOLDER	%
HEDGED EQUITY FUND—Z CLASS	RETIREMENT I 2020 FUND		8.79
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT I 2025 FUND		13.11
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT I 2030 FUND		9.51
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2015 FUND		6.08
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2020 FUND		16.60
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2025 FUND		17.83
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2030 FUND		12.96
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

FUND	SHAREHOLDER	%
INSTITUTIONAL EMERGING MARKETS BOND FUND	CAPINCO C/O US BANK NA		11.82
	1555 N RIVERCENTER DR STE 302
	MILWAUKEE WI 53212-3958

	EMPOWER TRUST FBO		12.24
	RECORDKEEPING FOR VARIOUS BENEFIT P
	C/O MUTUAL FUND TRADING

	HORIZONDECK & CO		8.90
	C/O T ROWE PRICE ASSOC
	ATTN GLOBAL ALLOCATION FUND

	LADYBIRD & CO		31.76(b)
	C/O T ROWE PRICE ASSOC
	ATTN TRP SPECTRUM CONSERV ALLOC

	LADYBUG & CO		18.26
	C/O T ROWE PRICE ASSOC
	ATTN TRP SPECTRUM MODERATE ALLOC

	LAKESIDE & CO		11.46
	C/O T ROWE PRICE ASSOC
	ATTN TRP SPECTRUM MOD GROWTH ALLOC
INSTITUTIONAL LARGE-CAP CORE GROWTH FUND	MAC & CO		5.46
	FBO HIGHMARK WEST PENN 403B
	ATTN MUTUAL FUNDS OPERATIONS

	MAC & CO		8.33
	ATTN MUTUAL FUND OPERATIONS
	FBO HIGHMARK HEALTH AHN

	NATIONAL FINANCIAL SERVICES		38.57(a)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
	RUSS LENNON

FUND	SHAREHOLDER	%
INSTITUTIONAL MID-CAP EQUITY GROWTH FUND	CHARLES SCHWAB & CO INC		9.67
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	KY PUBLIC EMP DEF COMP AUTHORITY		7.81
	C/O NATIONWIDE AS CUSTODIAN &
	RECORDKEEPER
	IPO PORTFOLIO ACCOUNTING
	PO BOX 182029
	COLUMBUS OH 43218-2029

	NATIONAL FINANCIAL SERVICES		34.07(a)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	THE STATE OF WISC DEF COMP BRD TTEE		10.67
	STATE OF WISCONSIN DCP
	C/O FASCORE
	8515 E ORCHARD RD 2T2
	GREENWOOD VLG CO 80111-5002

	VANGUARD FIDUCIARY TRUST COMPANY		8.09
	T ROWE INSTITUTIONAL CLASS
	ATTN OUTSIDE FUNDS/SCOTT GELLERT
INSTITUTIONAL SMALL-CAP STOCK FUND	NATIONAL FINANCIAL SERVICES		20.99
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	NORTHERN TRUST COMPANY TR		5.86
	FBO PFIZER SAVINGS AND
	INVESTMENT PLAN
	PO BOX 92994
	CHICAGO IL 60675-0001

	STATE OF MINNESOTA		20.37
	FBO MINNESOTA STATE RETIREMENT SYST
	8515 E ORCHARD RD 2T2
	GREENWOOD VLG CO 80111-5002

	T ROWE PRICE RPS INC		8.62
	OMNIBUS DST 129
	INSTL SMALL CAP STOCK

	VANGUARD FIDUCIARY TRUST COMPANY		20.30
	T ROWE INSTITUTIONAL CLASS
	ATTN OUTSIDE FUNDS/SCOTT GELLERT

FUND	SHAREHOLDER	%
INTEGRATED GLOBAL EQUITY FUND	CHARLES SCHWAB & CO INC		17.26
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	NATIONAL FINANCIAL SERVICES		7.54
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	T ROWE PRICE ASSOCIATES		33.17(c)
	ATTN FINANCIAL REPORTING DEPT
INTEGRATED GLOBAL EQUITY FUND—I CLASS	PORT OF SEATTLE, WA		33.93(a)
	C/O MISSIONSQUARE RETIREMENT
	2711 ALASKAN WAY
	PO BOX 1209
	SEATTLE WA 98121-1107

	T ROWE PRICE RPS INC		5.30
	FBO TRP PLAN
	QM GLOBAL EQUITY FUND I

	T ROWE PRICE TRUST CO		8.49
	CUST FOR THE ROTH IRA OF
	JOSEPH P. CROTEAU
INTEGRATED U.S. LARGE-CAP VALUE EQUITY FUND	CHARLES SCHWAB & CO INC		27.19(a)
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT
INTEGRATED U.S. LARGE-CAP VALUE EQUITY FUND—	PERSHING LLC		94.52(a)
ADVISOR CLASS
	T ROWE PRICE ASSOCIATES		5.48
	ATTN FINANCIAL REPORTING DEPT
INTEGRATED U.S. LARGE-CAP VALUE EQUITY FUND—	CHARLES SCHWAB & CO INC		5.26
I CLASS	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	T ROWE PRICE RPS INC		16.15
	FBO TRP PLAN
	QM US VALUE EQUITY FUND I

FUND	SHAREHOLDER	%
INTEGRATED U.S. SMALL-CAP GROWTH EQUITY FUND	CHARLES SCHWAB & CO INC		6.28
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	LPL FINANCIAL		10.43
	OMNIBUS CUSTOMER ACCOUNT
	ATTN MUTUAL FUND TRADING

	MLPF&S FOR THE SOLE BENEFIT OF		5.32
	ITS CUSTOMERS

	MORGAN STANLEY SMITH BARNEY LLC		12.84
	FOR THE EXCL BENEFIT OF ITS CUST

	NATIONAL FINANCIAL SERVICES		15.79
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	PERSHING LLC		6.15

	WELLS FARGO CLEARING SERVICES LLC		5.42
	SPECIAL CUSTODY ACCT FOR THE
	EXCLUSIVE BENEFIT OF CUSTOMERS
INTEGRATED U.S. SMALL-CAP GROWTH EQUITY FUND—	DCGT AS TTEE AND/OR CUST		5.40
ADVISOR CLASS	ATTN NPIO TRADE DESK
	FBO PLIC VARIOUS RETIREMENT PLANS
	OMNIBUS

	NATIONAL FINANCIAL SERVICES		21.25
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
	ATTN MUTUAL FUNDS DEPT 4TH FL

	UMB BANK CUSTODIAN		68.88(a)
	SECURITY FINANCIAL RESOURCES

FUND	SHAREHOLDER	%
INTEGRATED U.S. SMALL-CAP GROWTH EQUITY FUND—	CHARLES SCHWAB & CO INC		18.97
I CLASS	ATTN MUTUAL FUND DEPT

	EDWARD D JONES & CO		6.63
	FOR THE BENEFIT OF CUSTOMERS

	MAC & CO		15.15
	ATTN MUTUAL FUND OPERATIONS

	NATIONAL FINANCIAL SERVICES		15.32
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
	ATTN MUTUAL FUNDS DEPT 4TH FL

	PERSHING LLC		5.59
INTEGRATED U.S. SMALL-MID CAP CORE EQUITY FUND	CHARLES SCHWAB & CO INC		8.15
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	LPL FINANCIAL		33.66(a)
	OMNIBUS CUSTOMER ACCOUNT
	ATTN MUTUAL FUND TRADING

	PERSHING LLC		12.43
INTEGRATED U.S. SMALL-MID CAP CORE EQUITY FUND—	CHARLES SCHWAB & CO INC		12.31
ADVISOR CLASS	SPECIAL CUSTODY A/C FBO CUSTOMERS
	ATTN MUTUAL FUNDS

	PERSHING LLC		65.29(a)

	TRAC 2000		5.11
	CANS UNLIMITED INC. 401(K) PLAN
	BRIAN WARNER
INTEGRATED U.S. SMALL-MID CAP CORE EQUITY FUND—	CHARLES SCHWAB & CO INC		12.85
I CLASS	SPECIAL CUSTODY A/C FBO CUSTOMERS
	ATTN MUTUAL FUNDS

	HORIZONDECK & CO		15.56
	C/O T ROWE PRICE ASSOCIATES INC
	TRP GAF - QM SMID EQUITY

	PERSHING LLC		37.16(a)

FUND	SHAREHOLDER	%
INTERNATIONAL BOND FUND (USD HEDGED)	CHARLES SCHWAB & CO INC		8.88
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	LPL FINANCIAL		8.58
	OMNIBUS CUSTOMER ACCOUNT
	ATTN MUTUAL FUND TRADING

	NATIONAL FINANCIAL SERVICES		9.23
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	PERSHING LLC		14.47
INTERNATIONAL BOND FUND (USD HEDGED)	PERSHING LLC		98.51(a)
ADVISOR CLASS
INTERNATIONAL BOND FUND (USD HEDGED)—I CLASS	EDWARD D JONES & CO		54.29(a)
	FOR THE BENEFIT OF CUSTOMERS

	LADYBIRD & CO		7.70
	C/O T ROWE PRICE ASSOC
	ATTN TRP SPECTRUM CONSERV ALLOC

	LADYBUG & CO		5.41
	C/O T ROWE PRICE ASSOC
	ATTN TRP SPECTRUM MODERATE ALLOC

	NATIONAL FINANCIAL SERVICES		8.95
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	PERSHING LLC		9.42

FUND	SHAREHOLDER	%
INTERNATIONAL BOND FUND (USD HEDGED)—Z CLASS	RETIREMENT I 2020 FUND		5.57
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT I 2025 FUND		8.05
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT I 2030 FUND		9.57
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT I 2035 FUND		5.27
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2020		10.62
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2025		11.13
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2030		13.13
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2035		6.13
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT
INTERNATIONAL BOND FUND	CHARLES SCHWAB & CO INC		14.24
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	NATIONAL FINANCIAL SERVICES		14.03
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
INTERNATIONAL BOND FUND—ADVISOR CLASS	MORGAN STANLEY SMITH BARNEY LLC		23.99
	FOR THE EXCL BENEFIT OF ITS CUST

	NATIONAL FINANCIAL SERVICES		17.04
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	PERSHING LLC		7.22

	VOYA INSTITUTIONAL TRUST COMPANY		18.01

FUND	SHAREHOLDER	%
INTERNATIONAL BOND FUND—I CLASS	EDWARD D JONES & CO		5.63
	FOR THE BENEFIT OF CUSTOMERS

	HORIZONDECK & CO		5.63
	C/O T ROWE PRICE ASSOC
	ATTN GLOBAL ALLOCATION FUND

	NATIONAL FINANCIAL SERVICES		6.75
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
	ATTN MUTUAL FUNDS DEPT, 4TH FLOOR

	PERSHING LLC		54.16(a)
INTERNATIONAL BOND FUND—Z CLASS	SPECTRUM INCOME FUND		100.00(b)
	T. ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT
LARGE-CAP GROWTH FUND	CHARLES SCHWAB & CO INC		5.77
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	LPL FINANCIAL		33.97(a)
	OMNIBUS CUSTOMER ACCOUNT
	ATTN MUTUAL FUND TRADING

	NATIONAL FINANCIAL SERVICES		11.04
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	T ROWE PRICE RPS INC		22.17
	OMNIBUS ACCOUNT
	TRP LARGE CAP GROWTH - INV CLASS
	FUND
LARGE-CAP GROWTH FUND—I CLASS	CHARLES SCHWAB & CO INC		5.76
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	EDWARD D JONES & CO		12.54
	FOR THE BENEFIT OF CUSTOMERS

	NATIONAL FINANCIAL SERVICES		25.58(a)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	TIAA TRUST, N.A. AS CUST/TTEE		6.39
	OF RETIREMENT PLANS
	RECORDKEPT BY TIAA
	ATTN FUND OPERATIONS

FUND	SHAREHOLDER	%
LARGE-CAP VALUE FUND	CHARLES SCHWAB & CO INC		6.51
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	NATIONAL FINANCIAL SERVICES		14.13
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	PERSHING LLC		7.52

	VANGUARD FIDUCIARY TRUST COMPANY		24.90
	T ROWE PRICE RETAIL CLASS FUNDS
	ATTN OUTSIDE FUNDS
LARGE-CAP VALUE FUND—I CLASS	MAC & CO		10.15
	ATTN MUTUAL FUND OPERATIONS

	NATIONAL FINANCIAL SERVICES		37.90(a)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	TIAA TRUST, N.A. AS CUST/TTEE		21.28
	OF RETIREMENT PLANS
	RECORDKEPT BY TIAA
	ATTN FUND OPERATIONS
MID-CAP GROWTH FUND	CHARLES SCHWAB & CO INC		8.19
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	NATIONAL FINANCIAL SERVICES		16.42
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	T ROWE PRICE TRUST CO		16.41
	ATTN ASSET RECONCILIATIONS

	WELLS FARGO CLEARING SERVICES LLC		10.27
	SPECIAL CUSTODY ACCT FOR THE
	EXCLUSIVE BENEFIT OF CUSTOMERS

FUND	SHAREHOLDER	%
MID-CAP GROWTH FUND—ADVISOR CLASS	DCGT AS TTEE AND/OR CUST		6.54
	ATTN NPIO TRADE DESK
	FBO PLIC VARIOUS RETIREMENT PLANS
	OMNIBUS

	MATRIX TRUST COMPANY CUST FBO		6.34
	VERMEER CORPORATION 401(K) RETIREME

	NATIONAL FINANCIAL SERVICES		37.85(a)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	NATIONWIDE TRUST CO FSB		5.35
	FBO PARTICIPATING RETIREMENT PLANS
	C/O IPO PORTFOLIO ACCTG
MID-CAP GROWTH FUND—I CLASS	CHARLES SCHWAB & CO INC		13.80
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	NATIONAL FINANCIAL SERVICES		11.94
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
	ATTN MUTUAL FUNDS DEPT 4TH FL
MID-CAP GROWTH FUND—R CLASS	AMERICAN UNITED LIFE		14.61
	SEPARATE ACCOUNT II
	ATTN SEPARATE ACCOUNTS

	EMPOWER TRUST COMPANY LLC		7.95
	VARIOUS FASCORE LLC RECORDKEPT PLAN
	C/O FASCORE LLC

	NATIONAL FINANCIAL SERVICES		12.03
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	NATIONWIDE TRUST CO FSB		8.59
	C/O IPO PORTFOLIO ACCTG

	STATE STREET BANK AND TRUST AS		8.05
	TRUSTEE AND/OR CUSTODIAN
	FBO ADP ACCESS PRODUCT

	VOYA RETIREMENT INS & ANNUITY CO		17.51

FUND	SHAREHOLDER	%
MID-CAP GROWTH FUND—Z CLASS	RETIREMENT I 2030 FUND		6.41
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT I 2035 FUND		6.05
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT I 2040 FUND		7.12
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT I 2045 FUND		5.77
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT I 2050 FUND		5.59
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2040		8.60
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2030		8.69
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2035		6.93
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2045		5.61
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2050		5.13
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT
MID-CAP INDEX FUND	T ROWE PRICE ASSOCIATES		100.00(c)
	ATTN FINANCIAL REPORTING DEPT

FUND	SHAREHOLDER	%
MID-CAP INDEX FUND—I CLASS	EDUCATION TRUST OF ALASKA		7.31
	ACT PORTFOLIO
	C/O T ROWE PRICE ASSOCIATES
	ATTN DAWN WAGNER FIXED INCOME

	EDUCATION TRUST OF ALASKA		40.49(a)
	TOTAL EQUITY MARKET INDEX PORTFOLIO
	C/O T ROWE PRICE ASSOCIATES
	ATTN DAWN WAGNER FIXED INCOME

	MARYLAND COLLEGE INVESTMENT PLAN		17.80
	EXTENDED EQUITY INDEX PORTFOLIO
	ATTN FUND ACCOUNTING

	MARYLAND COLLEGE INVESTMENT PLAN		27.76(a)
	GLOBAL EQUITY MARKET INDEX
	ATTN FUND ACCOUNTING
MID-CAP INDEX FUND—Z CLASS	RETIREMENT BLEND 2020 FUND		5.93
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT BLEND 2025 FUND		10.34
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT BLEND 2030 FUND		13.73
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT BLEND 2035 FUND		15.24
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT BLEND 2040 FUND		14.05
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT BLEND 2045 FUND		12.73
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT BLEND 2050 FUND		10.49
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT BLEND 2055 FUND		6.34
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

FUND	SHAREHOLDER	%
MID-CAP VALUE FUND	CHARLES SCHWAB & CO INC		8.15
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	NATIONAL FINANCIAL SERVICES		15.90
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	T ROWE PRICE RPS INC		8.42
	PLAN OMNIBUS ACCT
	NEW BUSINESS GROUP FOR
MID-CAP VALUE FUND—ADVISOR CLASS	AMERICAN UNITED LIFE		6.10
	SEPARATE ACCOUNT II
	ATTN SEPARATE ACCOUNTS

	AMERITAS LIFE INSURANCE CORP		5.78
	SEPARATE ACCOUNT
	ATTN VARIABLE TRADES

	DCGT AS TTEE AND/OR CUST		6.55
	ATTN NPIO TRADE DESK
	FBO PLIC VARIOUS RETIREMENT PLANS
	OMNIBUS

	EMPOWER TRUST COMPANY LLC		9.74
	RECORDKEEPING FOR LARGE BENEFIT PL

	NATIONAL FINANCIAL SERVICES		22.94
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	STATE STREET BANK AND TRUST AS		12.59
	TRUSTEE AND/OR CUSTODIAN
	FBO ADP ACCESS PRODUCT
MID-CAP VALUE FUND—I CLASS	CHARLES SCHWAB & CO INC		6.74
	ATTN MUTUAL FUNDS

	EDWARD D JONES & CO		6.02
	FOR THE BENEFIT OF CUSTOMERS

	NATIONAL FINANCIAL SERVICES		15.64
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
	ATTN MUTUAL FUNDS DEPT 4TH FL

FUND	SHAREHOLDER	%
MID-CAP VALUE FUND—R CLASS	NATIONWIDE TRUST CO FSB		7.82
	C/O IPO PORTFOLIO ACCTG

	STATE STREET BANK AND TRUST AS		64.91(a)
	TRUSTEE AND/OR CUSTODIAN
	FBO ADP ACCESS PRODUCT

	VOYA RETIREMENT INS & ANNUITY CO		7.35
MID-CAP VALUE FUND—Z CLASS	RETIREMENT I 2030 FUND		6.32
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT I 2035 FUND		6.02
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT I 2040 FUND		7.10
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT I 2045 FUND		5.78
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT I 2050 FUND		5.61
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2040		8.67
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2030		8.56
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2035		6.99
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2045		5.66
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2050		5.17
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

FUND	SHAREHOLDER	%
NEW ERA FUND	CHARLES SCHWAB & CO INC		8.60
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	NATIONAL FINANCIAL SERVICES		8.46
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
NEW ERA FUND—I CLASS	NATIONAL FINANCIAL SERVICES		37.13(a)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
	ATTN MUTUAL FUNDS DEPT 4TH FL

	PERSHING LLC		13.60
NEW HORIZONS FUND	CHARLES SCHWAB & CO INC		6.69
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	NATIONAL FINANCIAL SERVICES		20.07
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	T ROWE PRICE TRUST CO INC		16.25
	ATTN TRPS INST CONTROL DEPT
NEW HORIZONS FUND—I CLASS	NATIONAL FINANCIAL SERVICES		19.04
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
	ATTN MUTUAL FUNDS DEPT 4TH FL

FUND	SHAREHOLDER	%
NEW HORIZONS FUND—Z CLASS	RETIREMENT I 2030 FUND		6.39
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT I 2035 FUND		5.81
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT I 2040 FUND		6.81
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT I 2045 FUND		5.52
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT I 2050 FUND		5.32
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2040		8.14
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2025		5.01
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2030		8.68
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2035		6.63
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2045		5.32
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT
REAL ASSETS FUND	NATIONAL FINANCIAL SERVICES		10.78
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	PERSHING LLC		12.27

	RAYMOND JAMES		33.84(a)
	OMNIBUS FOR MUTUAL FUNDS
	ATTN COURTNEY WALLER

FUND	SHAREHOLDER	%
REAL ASSETS FUND—I CLASS	BREAD & CO		15.79
	C/O T ROWE PRICE ASSOC
	ATTN BALANCED FUND

	LADYBUG & CO		6.76
	C/O T ROWE PRICE ASSOC
	ATTN TRP SPECTRUM MODERATE ALLOC

	LAKESIDE & CO		14.60
	C/O T ROWE PRICE ASSOC
	ATTN TRP SPECTRUM MOD GROWTH ALLOC

	PERSHING LLC		5.89

FUND	SHAREHOLDER	%
REAL ASSETS FUND—Z CLASS	RETIREMENT I 2030 FUND		6.28
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT I 2035 FUND		5.87
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT I 2040 FUND		6.95
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT I 2045 FUND		5.68
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT I 2050 FUND		5.52
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2040		8.51
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2025		5.07
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2030		8.56
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2035		6.80
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2045		5.58
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT
REAL ESTATE FUND	CHARLES SCHWAB & CO INC		9.15
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	NATIONAL FINANCIAL SERVICES		9.76
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

FUND	SHAREHOLDER	%
REAL ESTATE FUND—ADVISOR CLASS	CHARLES SCHWAB & CO INC		6.99
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	EMPOWER TRUST FBO		16.22
	EMPLOYEE BENEFITS CLIENTS 401K

	NATIONAL FINANCIAL SERVICES		19.51
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	PERSHING LLC		5.65

	WELLS FARGO CLEARING SERVICES LLC		5.20
	SPECIAL CUSTODY ACCT FOR THE
	EXCLUSIVE BENEFIT OF CUSTOMERS
REAL ESTATE FUND—I CLASS	CHARLES SCHWAB & CO INC		6.76
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	INTERNATIONAL PAPER COMPANY		5.57
	AGGRESSIVE PORTFOLIO
	281 TRESSER BLVD
	STAMFORD CT 06901-3284

	INTERNATIONAL PAPER COMPANY		9.20
	MODERATE PORTFOLIO

	NATIONAL FINANCIAL SERVICES		5.62
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
	ATTN MUTUAL FUNDS DEPT 4TH FL
RETIREMENT INCOME 2020 FUND—I CLASS	T ROWE PRICE ASSOCIATES		25.32(c)
	ATTN FINANCIAL REPORTING DEPT

	T ROWE PRICE TRUST CO		74.68(d)
	CUST FOR THE ROLLOVER IRA OF
	KEVIN C ANSTEE
SCIENCE & TECHNOLOGY FUND	JOHN HANCOCK LIFE		11.03
	INSURANCE CO USA
	ATTN JHRPS TRADING OPS ST6

	NATIONAL FINANCIAL SERVICES		5.33
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	T ROWE PRICE RPS INC		8.32
	OMNIBUS PLAN
	NEW BUSINESS-CONV ASSTS

FUND	SHAREHOLDER	%
SCIENCE & TECHNOLOGY FUND—ADVISOR CLASS	FIIOC AS AGENT FBO		6.25
	CLEAN ENERGY 401K PLAN

	VANGUARD FIDUCIARY TRUST CO		5.29
	T ROWE PRICE ADVISOR CLASS FUNDS
	ATTN OUTSIDE FUNDS
	PO BOX 2600 L-24
	VALLEY FORGE PA 19482-2600

	VOYA INSTITUTIONAL TRUST COMPANY		10.86

	VOYA RETIREMENT INS & ANNUITY CO		28.07(a)
SMALL-CAP INDEX FUND	T ROWE PRICE ASSOCIATES		100.00(c)
	ATTN FINANCIAL REPORTING DEPT
SMALL-CAP INDEX FUND—I CLASS	EDUCATION TRUST OF ALASKA		6.48
	ACT PORTFOLIO
	C/O T ROWE PRICE ASSOCIATES
	ATTN DAWN WAGNER FIXED INCOME

	EDUCATION TRUST OF ALASKA		41.08(a)
	TOTAL EQUITY MARKET INDEX PORTFOLIO
	C/O T ROWE PRICE ASSOCIATES
	ATTN DAWN WAGNER FIXED INCOME

	MARYLAND COLLEGE INVESTMENT PLAN		17.92
	EXTENDED EQUITY INDEX PORTFOLIO
	ATTN FUND ACCOUNTING

	MARYLAND COLLEGE INVESTMENT PLAN		27.92(a)
	GLOBAL EQUITY MARKET INDEX
	ATTN FUND ACCOUNTING

FUND	SHAREHOLDER	%
SMALL-CAP INDEX FUND—Z CLASS	RETIREMENT BLEND 2020 FUND		6.00
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT BLEND 2025 FUND		10.50
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT BLEND 2030 FUND		13.90
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT BLEND 2035 FUND		15.20
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT BLEND 2040 FUND		13.89
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT BLEND 2045 FUND		12.62
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT BLEND 2050 FUND		10.39
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT BLEND 2055 FUND		6.29
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT
SMALL-CAP STOCK FUND	CHARLES SCHWAB & CO INC		8.78
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	NATIONAL FINANCIAL SERVICES		16.98
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

FUND	SHAREHOLDER	%
SMALL-CAP STOCK FUND—ADVISOR CLASS	CHARLES SCHWAB & CO INC		5.99
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	DCGT AS TTEE AND/OR CUST		14.34
	ATTN NPIO TRADE DESK
	FBO PLIC VARIOUS RETIREMENT PLANS
	OMNIBUS

	JOHN HANCOCK TRUST COMPANY		6.85

	LINCOLN INVESTMENT PLANNING, LLC		8.05
	FBO LINCOLN CUSTOMERS

	NATIONAL FINANCIAL SERVICES		20.05
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	VANGUARD FIDUCIARY TRUST CO		6.40
	T ROWE PRICE ADVISOR CLASS FUNDS
	ATTN OUTSIDE FUNDS
SMALL-CAP STOCK FUND—I CLASS	CHARLES SCHWAB & CO INC		7.44
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	NATIONAL FINANCIAL SERVICES		10.37
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
	ATTN MUTUAL FUNDS DEPT, 4TH FLOOR

FUND	SHAREHOLDER	%
SMALL-CAP STOCK FUND—Z CLASS	RETIREMENT I 2030 FUND		6.75
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT I 2035 FUND		6.22
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT I 2040 FUND		7.28
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT I 2045 FUND		5.88
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT I 2050 FUND		5.73
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2040		8.79
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2025		5.10
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2030		9.13
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2035		7.10
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2045		5.73
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

FUND	SHAREHOLDER	%
SMALL-CAP VALUE FUND	CHARLES SCHWAB & CO INC		7.68
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	NATIONAL FINANCIAL SERVICES		12.92
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	RAYMOND JAMES		23.64
	OMNIBUS FOR MUTUAL FUNDS
	ATTN COURTNEY WALLER

	T ROWE PRICE TRUST CO INC		6.45
	ATTN TRPS INST CONTROL DEPT
SMALL-CAP VALUE FUND—ADVISOR CLASS	CHARLES SCHWAB & CO INC		24.38
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	NATIONAL FINANCIAL SERVICES		13.16
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	PERSHING LLC		10.63

	RAYMOND JAMES		10.12
	OMNIBUS FOR MUTUAL FUNDS
	ATTN COURTNEY WALLER
SMALL-CAP VALUE FUND—I CLASS	CHARLES SCHWAB & CO INC		5.97
	ATTN MUTUAL FUNDS

	EDWARD D JONES & CO		5.11
	FOR THE BENEFIT OF CUSTOMERS

	NATIONAL FINANCIAL SERVICES		9.13
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
	ATTN MUTUAL FUNDS DEPT, 4TH FLOOR

FUND	SHAREHOLDER	%
SMALL-CAP VALUE FUND—Z CLASS	RETIREMENT I 2030 FUND		6.35
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT I 2035 FUND		5.89
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT I 2040 FUND		6.89
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT I 2045 FUND		5.61
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT I 2050 FUND		5.44
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2040		8.38
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2030		8.64
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2035		6.78
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2045		5.51
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2050		5.02
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT
SPECTRUM DIVERSIFIED EQUITY FUND	NATIONAL FINANCIAL SERVICES		5.21
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	T ROWE PRICE TRUST CO INC		6.43
	ATTN TRPS INST CONTROL DEPT

FUND	SHAREHOLDER	%
SPECTRUM INCOME FUND	CHARLES SCHWAB & CO INC		5.06
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	JOHN HANCOCK LIFE		5.70
	INSURANCE CO USA
	ATTN JHRPS TRADING OPS ST6

	NATIONAL FINANCIAL SERVICES		5.18
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	T ROWE PRICE TRUST CO INC		17.44
	ATTN TRPS INST CONTROL DEPT
SPECTRUM INCOME FUND—I CLASS	MARYLAND COLLEGE INVESTMENT PLAN		11.51
	PORTFOLIO 2027
	ATTN FUND ACCOUNTING

	MARYLAND COLLEGE INVESTMENT PLAN		11.17
	PORTFOLIO 2030
	ATTN FUND ACCOUNTING

	MARYLAND COLLEGE INVESTMENT PLAN		5.46
	PORTFOLIO 2033
	ATTN FUND ACCOUNTING

	T ROWE PRICE SERVICES INC FBO		6.96
	EDUCATION TRUST OF ALASKA
	ENROLLMENT PORTFOLIO

	T ROWE PRICE SERVICES INC FBO		5.91
	EDUCATION TRUST OF ALASKA
	PORTFOLIO 2025-2028
	ATTN DAWN WAGNER FIXED INCOME
SPECTRUM INTERNATIONAL EQUITY FUND	CHARLES SCHWAB & CO INC		18.45
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	LPL FINANCIAL		6.01
	OMNIBUS CUSTOMER ACCOUNT
	ATTN MUTUAL FUND TRADING

	NATIONAL FINANCIAL SERVICES		9.09
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	T ROWE PRICE RPS INC CORP		7.40
	OMNIPLAN ACCOUNT PLAN
	NEW BUSINESS GROUP

FUND	SHAREHOLDER	%
SPECTRUM INTERNATIONAL EQUITY FUND—I CLASS	CHARLES SCHWAB & CO INC		5.31
	SPECIAL CUSTODY A/C FBO CUSTOMERS
	ATTN MUTUAL FUND DEPT
TOTAL EQUITY MARKET INDEX FUND	CHARLES SCHWAB & CO INC		5.07
	SPECIAL CUSTODY A/C FBO CUSTOMERS
	ATTN MUTUAL FUND DEPT

	PERSHING LLC		6.09
U.S. EQUITY RESEARCH FUND	CHARLES SCHWAB & CO INC		9.88
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	NATIONAL FINANCIAL SERVICES		23.62
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	RAYMOND JAMES		39.87(a)
	OMNIBUS FOR MUTUAL FUNDS
	ATTN COURTNEY WALLER
U.S. EQUITY RESEARCH FUND—ADVISOR CLASS	CHARLES SCHWAB & CO INC		10.49
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	CHARLES SCHWAB & CO INC		5.58
	SPECIAL CUSTODY A/C FBO CUSTOMERS
	ATTN MUTUAL FUNDS

	FIIOC AS AGENT FBO		14.13
	SHEPHERD ELECTRIC COMPANY INC
	401K AND PROFIT SHARING PLAN

	MATRIX TRUST COMPANY AS AGENT FOR		8.63
	NEWPORT TRUST COMPANY
	MEDICAL SERVICES GROUP-DEPARTMENT
	OF MEDICINE PROFIT SHARING
	35 IRON POINT CIRCLE
	FOLSOM CA 95630-8587

	PERSHING LLC		5.66

FUND	SHAREHOLDER	%
U.S. EQUITY RESEARCH FUND—I CLASS	CHARLES SCHWAB & CO INC		40.22(a)
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	NATIONAL FINANCIAL SERVICES		13.94
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	PERSHING LLC		7.04

	SEI PRIVATE TRUST COMPANY		9.05
	C/O PRINCIPAL FINANCIAL
	ATTN MUTUAL FUND ADMINISTRATOR

FUND	SHAREHOLDER	%
U.S. EQUITY RESEARCH FUND—Z CLASS	RETIREMENT I 2030 FUND		5.78
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT I 2035 FUND		6.50
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT I 2040 FUND		7.37
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT I 2045 FUND		5.95
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT I 2050 FUND		6.00
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2040		9.26
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2030		8.68
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2035		7.52
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2045		6.13
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2050		5.60
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT
U.S. LARGE-CAP CORE FUND	CHARLES SCHWAB & CO INC		6.54
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	NATIONAL FINANCIAL SERVICES		9.88
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	PERSHING LLC		6.48

FUND	SHAREHOLDER	%
U.S. LARGE-CAP CORE FUND—ADVISOR CLASS	CHARLES SCHWAB & CO INC		18.69
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	MLPF&S FOR THE SOLE BENEFIT OF		14.26
	ITS CUSTOMERS

	NATIONAL FINANCIAL SERVICES		13.59
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	PERSHING LLC		15.82

	STATE STREET BANK AND TRUST AS		10.62
	TRUSTEE AND/OR CUSTODIAN
	FBO ADP ACCESS PRODUCT

FUND	SHAREHOLDER	%
U.S. LARGE-CAP CORE FUND—Z CLASS	RETIREMENT I 2030 FUND		6.23
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT I 2035 FUND		6.06
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT I 2040 FUND		7.17
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT I 2045 FUND		5.81
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT I 2050 FUND		5.65
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2040		8.75
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2030		8.54
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2035		7.03
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2045		5.74
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2050		5.24
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

FUND	SHAREHOLDER	%
VALUE FUND	CHARLES SCHWAB & CO INC		9.79
	REINVESTMENT ACCOUNT
	ATTN MUTUAL FUNDS DEPT

	LPL FINANCIAL		9.75
	OMNIBUS CUSTOMER ACCOUNT
	ATTN MUTUAL FUND TRADING

	MORGAN STANLEY SMITH BARNEY LLC		5.50
	FOR THE EXCL BENEFIT OF ITS CUST

	NATIONAL FINANCIAL SERVICES		15.97
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	PERSHING LLC		6.38

	T ROWE PRICE TRUST CO		7.65
	ATTN INSTALLATION TEAM FOR
	TRPS INST CONTROL DEPT
VALUE FUND—ADVISOR CLASS	CHARLES SCHWAB & CO INC		6.11
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	EMPOWER TRUST FBO		13.85
	EMPLOYEE BENEFIT CLIENTS 401K

	NATIONAL FINANCIAL SERVICES		32.84(a)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	PERSHING LLC		6.59

	VOYA RETIREMENT INS & ANNUITY CO		12.30
VALUE FUND—I CLASS	CHARLES SCHWAB & CO INC		8.85
	SPECIAL CUSTODY A/C FBO CUSTOMERS
	ATTN MUTUAL FUND DEPT

	NATIONAL FINANCIAL SERVICES		11.81
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
	ATTN MUTUAL FUNDS DEPT, 4TH FLOOR

FUND	SHAREHOLDER	%
VALUE FUND—Z CLASS	RETIREMENT I 2030 FUND		6.33
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT I 2035 FUND		6.10
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT I 2040 FUND		7.21
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT I 2045 FUND		5.89
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT I 2050 FUND		5.72
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2040		8.76
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2030		8.62
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2035		7.02
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2045		5.75
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2050		5.25
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

(a)	At the level of ownership indicated, the shareholder may be able to determine the outcome of any matters affecting a fund or one of its classes that are submitted to shareholders for vote.
(b)

The indicated percentage of the outstanding shares of this fund are owned by another T. Rowe Price fund and held in the nominee name indicated. Shares of the fund are “echo-voted” by the T. Rowe Price fund that owns the shares in the same proportion that the shares of the underlying fund are voted by other shareholders.

(c)

T. Rowe Price Associates, Inc. is a wholly owned subsidiary of T. Rowe Price Group, Inc., each a Maryland corporation. Shares owned by T. Rowe Price Associates, Inc. may represent discretionary investments and/or a contribution to the fund at its inception that provided the fund with sufficient capital to invest in accordance with its investment program. At the level of ownership indicated, T. Rowe Price Associates, Inc. may be able to determine the outcome of most issues that were submitted to shareholders for vote.

(d)

T. Rowe Price Trust Company is a wholly owned subsidiary of T. Rowe Price Associates, Inc., which is a wholly owned subsidiary of T. Rowe Price Group, Inc., each a Maryland corporation. T. Rowe Price Trust Company is not the beneficial owner of these shares. Such shares are held of record by T. Rowe Price Trust Company and are normally voted by various retirement plans and retirement plan participants.

INVESTMENT ADVISER AND INVESTMENT MANAGEMENT AGREEMENTS

T. Rowe Price is the investment adviser for all of the Price Funds and has executed an Investment Management Agreement with each fund.

For certain Price Funds, T. Rowe Price has entered into an investment sub-advisory agreement with Price Investment Management, Price International, Price Australia, Price Hong Kong, Price Japan, and/or Price Singapore. T. Rowe Price, Price Investment Management, Price International, Price Australia, Price Hong Kong, Price Japan, and Price Singapore are hereinafter referred to collectively as “Price Advisers.” T. Rowe Price is a wholly-owned subsidiary of T. Rowe Price Group, Inc. Price Investment Management and Price International are wholly-owned subsidiaries of T. Rowe Price. Price Australia, Price Hong Kong, Price Japan, and Price Singapore are wholly-owned subsidiaries of Price International.

Investment Management Services

Under the Investment Management Agreements for each fund, T. Rowe Price is responsible for supervising and overseeing investments of the funds in accordance with the funds’ investment objectives, programs, and restrictions as provided in the funds’ prospectuses and this SAI. In addition, T. Rowe Price provides the funds with certain corporate administrative services, including maintaining the funds’ corporate existence and corporate records; registering and qualifying fund shares under federal laws; monitoring the financial, accounting, and administrative functions of the funds; maintaining liaison with the agents employed by the funds such as the funds’ custodians, fund accounting vendor, and transfer agent; assisting the funds in the coordination of such agents’ activities; and permitting employees of the Price Advisers to serve as officers, directors, and committee members of the funds without cost to the funds. For those Price Funds for which T. Rowe Price has not entered into a subadvisory agreement, T. Rowe Price is responsible for making discretionary investment decisions on behalf of the funds and is generally responsible for effecting security transactions, including the negotiation of commissions and the allocation of principal business and portfolio brokerage.

T. Rowe Price has entered into a subadvisory agreement with one or more Price Adviser(s) on behalf of each fund as indicated in the table below under which, subject to the supervision of T. Rowe Price, the Price Adviser is authorized to trade securities or delegate the trading of securities and make discretionary investment decisions with respect to all or a portion of each fund’s portfolio. Under the subadvisory agreement, each Price Adviser is responsible for effecting all or a portion of the securities transactions on behalf of the funds, including the negotiation of commissions and the allocation of principal business and portfolio brokerage.

Price Adviser	Fund

Price Investment Management

Capital Appreciation and Income Fund

Capital Appreciation Fund

Institutional Mid-Cap Equity Growth Fund

Institutional Small-Cap Stock Fund

Mid-Cap Growth Fund

Small-Cap Stock Fund

Small-Cap Value Fund

Spectrum Conservative Allocation Fund

Spectrum Moderate Allocation Fund

Spectrum Moderate Growth Allocation Fund

U.S. High Yield Fund

Price International

Africa & Middle East Fund

Dynamic Global Bond Fund

Emerging Europe Fund

Emerging Markets Bond Fund

Emerging Markets Corporate Bond Fund

Emerging Markets Local Currency Bond Fund

Equity Index 500 Fund

European Stock Fund

Extended Equity Market Index Fund

Global Allocation Fund

Global High Income Bond Fund

Global Impact Equity Fund

Price Adviser	Fund

Global Multi-Sector Bond Fund

Global Value Equity Fund

Inflation Protected Bond Fund

Institutional Emerging Markets Bond Fund

Institutional International Disciplined Equity Fund

International Bond Fund

International Bond Fund (USD Hedged)

International Disciplined Equity Fund

International Discovery Fund

International Equity Index Fund

International Value Equity Fund

Latin America Fund

Limited Duration Inflation Focused Bond Fund

Mid-Cap Index Fund

Multi-Strategy Total Return Fund

New Asia Fund

New Income Fund

Real Assets Fund

Short Duration Income Fund

Short-Term Bond Fund

Small-Cap Index Fund

Spectrum Conservative Allocation Fund

Spectrum Moderate Allocation Fund

Spectrum Moderate Growth Allocation Fund

Total Equity Market Index Fund

Total Return Fund

Ultra Short-Term Bond Fund

Price Australia	Global Allocation Fund Real Assets Fund
Price Hong Kong

China Evolution Equity Fund

Emerging Markets Bond Fund

Emerging Markets Corporate Bond Fund

Emerging Markets Discovery Stock Fund

Global Allocation Fund

Global High Income Bond Fund

Global Multi-Sector Bond Fund

Global Real Estate Fund

Inflation Protected Bond Fund

Institutional Emerging Markets Bond Fund

International Bond Fund

International Bond Fund (USD Hedged)

International Discovery Fund

Limited Duration Inflation Focused Bond Fund

Multi-Strategy Total Return Fund

New Income Fund

Real Assets Fund

Short Duration Income Fund

Short-Term Bond Fund

Spectrum Conservative Allocation Fund

Spectrum Moderate Allocation Fund

Spectrum Moderate Growth Allocation Fund

Total Return Fund

Ultra Short-Term Bond Fund

Price Japan	Global Allocation Fund International Discovery Fund Japan Fund Real Assets Fund
Price Singapore	Asia Opportunities Fund Emerging Markets Stock Fund Global Allocation Fund Institutional Emerging Markets Equity Fund

The Price Advisers have controls to generally prevent the sharing of information between Price Investment Management and the other Price Advisers related to portfolio management, such as investment decisions, investment research, trading and proxy voting decisions. Thus, Price Investment Management generally makes independent portfolio management decisions from and does not coordinate trading activities with the other Price Advisers.

The Investment Management Agreements also provide that T. Rowe Price, and its directors, officers, employees, and certain other persons performing specific functions for the funds, will be liable to the funds only for losses resulting from willful misfeasance, bad faith, gross negligence, or reckless disregard of duty. The subadvisory agreements have a similar provision limiting the liability of the investment subadviser for errors, mistakes, and losses other than those caused by its willful misfeasance, bad faith, or gross negligence.

Under the Investment Management Agreements (and subadvisory agreements, if applicable), the Price Advisers are permitted to utilize the services or facilities of others to provide them or the funds with statistical and other factual information; advice regarding economic factors and trends; advice as to occasional transactions in specific securities; and such other information, advice, or assistance as the Price Advisers may deem necessary, appropriate, or convenient for the discharge of their obligations under the Investment Management Agreements (and subadvisory agreements, if applicable) or otherwise helpful to the funds.

Control of Investment Adviser

T. Rowe Price Group, Inc. (Group), is a publicly owned company and owns 100% of the stock of T. Rowe Price, which in turn owns 100% each of Price Investment Management and Price International. Price International in turn owns 100% each of Price Australia, Price Hong Kong, Price Japan, and Price Singapore. Group was formed in 2000 as a holding company for the T. Rowe Price-affiliated companies.

Management Fees

All funds except Index Funds, Institutional Funds, Multi-Sector Account Portfolios, Spectrum Funds, Target Date Funds, TRP Reserve Funds, and Certain Money Market Funds

The funds pay T. Rowe Price a fee (Fee), which consists of two components: a group management fee (Group Fee) and an individual fund fee (Fund Fee). The Fee is paid monthly to T. Rowe Price and is calculated as described below.

The monthly Group Fee (Monthly Group Fee) is the sum of the daily Group Fee accruals (Daily Group Fee Accruals) for each month. The Daily Group Fee Accrual for any particular day is computed by multiplying the Price Funds’ group fee accrual as determined below (Daily Price Funds’ Group Fee Accrual) by the ratio of the Price Funds’ net assets for that day to the sum of the aggregate net assets of the Price Funds for that day. The Daily Price Funds’ Group Fee Accrual for any particular day is calculated by multiplying the fraction of one over the number of calendar days in the year by the annualized Daily Price Funds’ Group Fee Accrual for that day as determined in accordance with the following schedule:

0.480%	First $1 billion	0.340%	Next $5 billion	0.290%	Next $60 billion
0.450%	Next $1 billion	0.330%	Next $10 billion	0.285%	Next $80 billion
0.420%	Next $1 billion	0.320%	Next $10 billion	0.280%	Next $100 billion
0.390%	Next $1 billion	0.310%	Next $16 billion	0.275%	Next $100 billion
0.370%	Next $1 billion	0.305%	Next $30 billion	0.270%	Next $150 billion
0.360%	Next $2 billion	0.300%	Next $40 billion	0.265%	Next $195 billion
0.350%	Next $2 billion	0.295%	Next $40 billion	0.260%	Thereafter

For the purpose of calculating the Group Fee, the Price Funds include all the mutual funds distributed by Investment Services (excluding the Funds-of-Funds, TRP Reserve Funds, Multi-Sector Account Portfolios, any Index, or private-label mutual funds). In addition, any investments by a fund in another Price Fund are excluded from the calculation. For the purpose of calculating the Daily Price Funds’ Group Fee Accrual for any particular day, the net assets of each Price Fund are determined in accordance with each fund’s prospectus as of the close of business on the previous business day on which the fund was open for business.

The monthly Fund Fee (Monthly Fund Fee) is the sum of the daily Fund Fee accruals (Daily Fund Fee Accruals) for each month. The Daily Fund Fee Accrual for any particular day is computed by multiplying the fraction of one (1) over the number of calendar days in the year by the individual fund fee. The product of this calculation is multiplied by the net assets of the fund for that day, as determined in accordance with the fund’s prospectus as of the close of business on the previous business day on which the fund was open for business. The individual fund fees are listed in the following tables:

Fund	Fee %
Africa & Middle East Fund	0.75
All-Cap Opportunities Fund	0.35
Asia Opportunities Fund	0.50
Balanced Fund	0.15
Blue Chip Growth Fund	0.30	(a)
California Tax-Free Bond Fund	0.10
Capital Appreciation and Income Fund	0.45
Capital Appreciation Fund	0.30
China Evolution Equity Fund	0.70
Communications & Technology Fund	0.35
Corporate Income Fund	0.07
Credit Opportunities Fund	0.27
Diversified Mid-Cap Growth Fund	0.35
Dividend Growth Fund	0.20
Dynamic Credit Fund	0.22
Dynamic Global Bond Fund	0.20
Emerging Europe Fund	0.75
Emerging Markets Bond Fund	0.41
Emerging Markets Corporate Bond Fund	0.41
Emerging Markets Discovery Stock Fund	0.65
Emerging Markets Local Currency Bond Fund	0.36
Emerging Markets Stock Fund	0.65
Equity Income Fund	0.25	(b)
European Stock Fund	0.50
Financial Services Fund	0.35
Floating Rate Fund	0.30
Georgia Tax-Free Bond Fund	0.10
Global Allocation Fund	0.40
Global Consumer Fund	0.40
Global Growth Stock Fund	0.35	(c)
Global High Income Bond Fund	0.27
Global Impact Equity Fund	0.40
Global Industrials Fund	0.40
Global Multi-Sector Bond Fund	0.19
Global Real Estate Fund	0.40
Global Stock Fund	0.35	(c)
Global Value Equity Fund	0.35	(c)
Global Technology Fund	0.45
GNMA Fund	0.07
Growth Stock Fund	0.25	(b)
Health Sciences Fund	0.35
Hedged Equity Fund	0.31
High Yield Fund	0.30

Fund	Fee %
Inflation Protected Bond Fund	0.05
Integrated Global Equity Fund	0.25
Integrated U.S. Large-Cap Value Equity Fund	0.20
Integrated U.S. Small-Cap Growth Equity Fund	0.35
Integrated U.S. Small-Mid Cap Core Equity Fund	0.35
Intermediate Tax-Free High Yield Fund	0.07
International Bond Fund	0.20
International Bond Fund (USD Hedged)	0.20
International Disciplined Equity Fund	0.35
International Discovery Fund	0.75
International Stock Fund	0.35	(d)
International Value Equity Fund	0.35
Japan Fund	0.50
Latin America Fund	0.75
Large-Cap Growth Fund	0.26	(e)
Large-Cap Value Fund	0.26	(e)
Limited Duration Inflation Focused Bond Fund	0.05
Maryland Short-Term Tax-Free Bond Fund	0.10
Maryland Tax-Free Bond Fund	0.10
Mid-Cap Growth Fund	0.35	(f)
Mid-Cap Value Fund	0.35
Multi-Strategy Total Return Fund	0.71
New Asia Fund	0.50
New Era Fund	0.25
New Horizons Fund	0.35
New Income Fund	0.03	(g)
New Jersey Tax-Free Bond Fund	0.10
New York Tax-Free Bond Fund	0.10
Overseas Stock Fund	0.35	(h)
Real Assets Fund	0.35
Real Estate Fund	0.30
Science & Technology Fund	0.35
Short Duration Income Fund	0.00
Short-Term Bond Fund	0.01
Small-Cap Stock Fund	0.45
Small-Cap Value Fund	0.35
Spectrum Conservative Allocation Fund	0.15
Spectrum Moderate Allocation Fund	0.25
Spectrum Moderate Growth Allocation Fund	0.30
Summit Municipal Income	0.08
Summit Municipal Intermediate Fund	0.08
Tax-Efficient Equity Fund	0.35
Tax-Free High Yield Fund	0.30
Tax-Free Income Fund	0.15
Tax-Free Short-Intermediate Fund	0.05

Fund	Fee %
Total Return Fund	0.02
U.S. Equity Research Fund	0.04	(i)
U.S. High Yield Fund	0.27
U.S. Large-Cap Core Fund	0.25
Value Fund	0.27	(j)
Virginia Tax-Free Bond Fund	0.10

(a) On assets up to $15 billion and 0.255% on assets above $15 billion.

(b) On assets up to $15 billion and 0.2125% on assets above $15 billion.

(c) Total management fee not to exceed 0.65% of the fund’s average daily net assets.

(d) Total management fee not to exceed 0.70% of the fund’s average daily net assets.

(e) Total management fee not to exceed 0.55% of the fund’s average daily net assets.

(f) On assets up to $15 billion and 0.2975% on assets above $15 billion.

(g) On assets up to $20 billion and 0.0255% on assets above $20 billion.

(h) On assets up to $25 billion and 0.2975% on assets above $25 billion.

(i) Total management fee not to exceed 0.33% of the fund’s average daily net assets.

(j) On assets up to $20 billion and 0.2295% on assets above $20 billion.

Index Funds, Institutional Funds, and Certain Money Market Funds

The following funds pay T. Rowe Price an annual investment management fee in monthly installments of the amount listed below based on the average daily net asset value of the fund.

Fund	Fee %
Equity Index 500 Fund	0.05
Extended Equity Market Index Fund	0.09
Government Money Fund	0.18
Institutional International Disciplined Equity Fund	0.65
Institutional Large-Cap Core Growth Fund	0.55
Institutional Mid-Cap Equity Growth Fund	0.60
Institutional Small-Cap Stock Fund	0.65
International Equity Index Fund	0.09
Maryland Tax-Free Money Fund	0.19
Mid-Cap Index Fund	0.09
QM U.S. Bond Index Fund	0.07
Small-Cap Index Fund	0.09
Tax-Exempt Money Fund	0.19
Total Equity Market Index Fund	0.09
U.S. Limited Duration TIPS Index Fund	0.06
U.S. Treasury Intermediate Index Fund	0.06
U.S. Treasury Long-Term Index Fund	0.06
U.S. Treasury Money Fund	0.18
Ultra Short-Term Bond Fund	0.16

The following funds (All-Inclusive Fee Funds) pay T. Rowe Price a single annual investment management fee in monthly installments of the amount listed below based on the average daily net asset value of the fund.

Fund	Fee %
Cash Reserves Fund	0.40
Institutional Emerging Markets Bond Fund	0.70
Institutional Emerging Markets Equity Fund	1.00

Fund	Fee %
Institutional Floating Rate Fund	0.55
Institutional High Yield Fund	0.50
Institutional Long Duration Credit Fund	0.45

The Investment Management Agreement between each All-Inclusive Fee Fund and T. Rowe Price provides that T. Rowe Price will pay all expenses of each fund’s operations except for interest; taxes; brokerage commissions, and other charges incident to the purchase, sale, or lending of the fund’s portfolio securities; and such nonrecurring or extraordinary expenses that may arise, including the costs of actions, suits, or proceedings to which the fund is a party and the expenses the fund may incur as a result of its obligation to provide indemnification to its officers, directors, and agents. However, the Boards for the funds reserve the right to impose additional fees against shareholder accounts to defray expenses that would otherwise be paid by T. Rowe Price under the Investment Management Agreement. The Boards do not anticipate levying such charges; such a fee, if charged, may be retained by the funds or paid to the Price Advisers.

The Fee is paid monthly to T. Rowe Price and is the sum of the Daily Fee accruals for each month. The Daily Fee accrual for any particular day is calculated by multiplying the fraction of one (1) over the number of calendar days in the year by the appropriate Fee. The product of this calculation is multiplied by the net assets of the fund for that day, as determined in accordance with each fund’s prospectus as of the close of business on the previous business day on which the fund was open for business.

Spectrum Funds and Target Date Funds

The Spectrum Funds and Target Date Funds also pay an All-Inclusive Fee to T. Rowe Price based on each fund’s average daily net assets and the fee covers investment management services and all of the fund’s operating expenses, except for interest and borrowing expenses; taxes; brokerage commissions; nonrecurring and extraordinary expenses; acquired fund fees and expenses; and any 12b-1 fees applicable to a share class. Any differences in the All-Inclusive Fee rates between certain share classes of the same fund relate to differences in expected shareholder servicing expenses.

In accordance with predetermined contractual fee schedules, the All-Inclusive Fee rates for the Spectrum Funds are as follows:

Fund	All-Inclusive Fee Rate (%)
Spectrum Diversified Equity Fund	0.73
Spectrum Diversified Equity Fund—I Class	0.58
Spectrum Income Fund	0.62
Spectrum Income Fund—I Class	0.47
Spectrum International Equity Fund	0.89
Spectrum International Equity Fund—I Class	0.74

In accordance with predetermined contractual fee schedules, the All-Inclusive Fee rates for the Target Date Funds (other than the Retirement Balanced Fund) will continue to generally decline over time as a fund reduces its overall stock exposure along its investment glide path. Any predetermined decrease for a particular year will occur on the first day of the fund’s fiscal year.

The Retirement Balanced Fund charges an All-Inclusive Fee of 0.49%. The other RDFs’ Investor Classes, Advisor Classes, and R Classes charge an All-Inclusive Fee in accordance with the following fee schedule (Year 0 represents the target date year referenced in the fund’s name):

Years to Target Date	All-Inclusive Fee Rate (%)	Years to Target Date	All-Inclusive Fee Rate (%)	Years to Target Date	All-Inclusive Fee Rate (%)
All prior years	0.64	17	0.60	3	0.55
30	0.63	16	0.60	2	0.54
29	0.63	15	0.59	1	0.54
28	0.63	14	0.59	0	0.53
27	0.63	13	0.59	(1)	0.53
26	0.63	12	0.59	(2)	0.53
25	0.62	11	0.59	(3)	0.53
24	0.62	10	0.58	(4)	0.52
23	0.62	9	0.58	(5)	0.51

Years to Target Date	All-Inclusive Fee Rate (%)	Years to Target Date	All-Inclusive Fee Rate (%)	Years to Target Date	All-Inclusive Fee Rate (%)
22	0.62	8	0.58	(6)	0.51
21	0.61	7	0.57	(7)	0.51
20	0.60	6	0.56	(8)	0.50
19	0.60	5	0.55	(9)	0.50
18	0.60	4	0.55	Thereafter	0.49

The Retirement Balanced Fund—I Class charges an All-Inclusive Fee of 0.34%. The other RDFs’ I Classes charge an All-Inclusive Fee in accordance with the following fee schedule (Year 0 represents the target date year referenced in the fund’s name):

Years to Target Date	All-Inclusive Fee Rate (%)	Years to Target Date	All-Inclusive Fee Rate (%)	Years to Target Date	All-Inclusive Fee Rate (%)
All prior years	0.46	17	0.43	3	0.39
30	0.45	16	0.43	2	0.38
29	0.45	15	0.42	1	0.38
28	0.45	14	0.42	0	0.37
27	0.45	13	0.42	(1)	0.37
26	0.45	12	0.42	(2)	0.37
25	0.44	11	0.42	(3)	0.37
24	0.44	10	0.41	(4)	0.37
23	0.44	9	0.41	(5)	0.36
22	0.44	8	0.41	(6)	0.36
21	0.44	7	0.40	(7)	0.36
20	0.43	6	0.40	(8)	0.35
19	0.43	5	0.39	(9)	0.35
18	0.43	4	0.39	Thereafter	0.34

The Retirement Blend Funds’ Investor Classes charge an All-Inclusive Fee in accordance with the following fee schedule (Year 0 represents the target date year referenced in the fund’s name):

Years to Target Date	All-Inclusive Fee Rate (%)	Years to Target Date	All-Inclusive Fee Rate (%)	Years to Target Date	All-Inclusive Fee Rate (%)
All prior years	0.44	17	0.41	3	0.38
30	0.43	16	0.41	2	0.38
29	0.43	15	0.41	1	0.38
28	0.43	14	0.41	0	0.37
27	0.43	13	0.41	(1)	0.37
26	0.43	12	0.41	(2)	0.37
25	0.43	11	0.41	(3)	0.37
24	0.43	10	0.40	(4)	0.36
23	0.43	9	0.40	(5)	0.35
22	0.43	8	0.40	(6)	0.35
21	0.42	7	0.40	(7)	0.35
20	0.41	6	0.39	(8)	0.35
19	0.41	5	0.38	(9)	0.35
18	0.41	4	0.38	Thereafter	0.34

The Retirement Blend Funds’ I Classes charge an All-Inclusive Fee in accordance with the following fee schedule (Year 0 represents the target date year referenced in the fund’s name):

Years to Target Date	All-Inclusive Fee Rate (%)	Years to Target Date	All-Inclusive Fee Rate (%)	Years to Target Date	All-Inclusive Fee Rate (%)
All prior years	0.26	17	0.24	3	0.22
30	0.25	16	0.24	2	0.22
29	0.25	15	0.24	1	0.22
28	0.25	14	0.24	0	0.21
27	0.25	13	0.24	(1)	0.21
26	0.25	12	0.24	(2)	0.21
25	0.25	11	0.24	(3)	0.21

Years to Target Date	All-Inclusive Fee Rate (%)	Years to Target Date	All-Inclusive Fee Rate (%)	Years to Target Date	All-Inclusive Fee Rate (%)
24	0.25	10	0.23	(4)	0.21
23	0.25	9	0.23	(5)	0.20
22	0.25	8	0.23	(6)	0.20
21	0.25	7	0.23	(7)	0.20
20	0.24	6	0.23	(8)	0.20
19	0.24	5	0.22	(9)	0.20
18	0.24	4	0.22	Thereafter	0.19

The Retirement Income Funds’ Investor Classes charge an All-inclusive Fee in accordance with the following fee schedule (Year 0 represents the target date year referenced in the fund’s name):

Years to Target Date	All-Inclusive Fee Rate (%)	Years to Target Date	All-Inclusive Fee Rate (%)	Years to Target Date	All-Inclusive Fee Rate (%)
All prior years	0.64	17	0.60	3	0.55
30	0.63	16	0.60	2	0.54
29	0.63	15	0.59	1	0.54
28	0.63	14	0.59	0	0.53
27	0.63	13	0.59	(1)	0.53
26	0.63	12	0.59	(2)	0.53
25	0.62	11	0.59	(3)	0.53
24	0.62	10	0.58	(4)	0.52
23	0.62	9	0.58	(5)	0.51
22	0.62	8	0.58	(6)	0.51
21	0.61	7	0.57	(7)	0.51
20	0.60	6	0.56	(8)	0.50
19	0.60	5	0.55	(9)	0.50
18	0.60	4	0.55	Thereafter	0.49

The Retirement Income Funds’ I Classes charge an All-inclusive Fee in accordance with the following fee schedule (Year 0 represents the target date year referenced in the fund’s name):

Years to Target Date	All-Inclusive Fee Rate (%)	Years to Target Date	All-Inclusive Fee Rate (%)	Years to Target Date	All-Inclusive Fee Rate (%)
All prior years	0.46	17	0.43	3	0.39
30	0.45	16	0.43	2	0.38
29	0.45	15	0.42	1	0.38
28	0.45	14	0.42	0	0.37
27	0.45	13	0.42	(1)	0.37
26	0.45	12	0.42	(2)	0.37
25	0.44	11	0.42	(3)	0.37
24	0.44	10	0.41	(4)	0.37
23	0.44	9	0.41	(5)	0.36
22	0.44	8	0.41	(6)	0.36
21	0.44	7	0.40	(7)	0.36
20	0.43	6	0.40	(8)	0.35
19	0.43	5	0.39	(9)	0.35
18	0.43	4	0.39	Thereafter	0.34

The TRFs’ Investor Classes and Advisor Classes charge an All-Inclusive Fee in accordance with the following fee schedule (Year 0 represents the target date year referenced in the fund’s name):

Years to Target Date	All-Inclusive Fee Rate (%)	Years to Target Date	All-Inclusive Fee Rate (%)	Years to Target Date	All-Inclusive Fee Rate (%)
All prior years	0.64	21	0.60	5	0.52
35	0.63	20	0.59	4	0.52
34	0.63	19	0.59	3	0.52
33	0.63	18	0.59	2	0.51
32	0.63	17	0.58	1	0.51
31	0.63	16	0.58	0	0.50

Years to Target Date	All-Inclusive Fee Rate (%)	Years to Target Date	All-Inclusive Fee Rate (%)	Years to Target Date	All-Inclusive Fee Rate (%)
30	0.62	15	0.57	(1)	0.50
29	0.62	14	0.57	(2)	0.50
28	0.62	13	0.57	(3)	0.49
27	0.62	12	0.56	(4)	0.48
26	0.62	11	0.56	(5)	0.47
25	0.61	10	0.55	(6)	0.47
24	0.61	9	0.55	(7)	0.47
23	0.61	8	0.55	(8)	0.46
22	0.61	7	0.54	(9)	0.46
		6	0.53	Thereafter	0.45

The TRFs’ I Classes charge an All-Inclusive Fee in accordance with the following fee schedule (Year 0 represents the target date year referenced in the fund’s name):

Years to Target Date	All-Inclusive Fee Rate (%)	Years to Target Date	All-Inclusive Fee Rate (%)	Years to Target Date	All-Inclusive Fee Rate (%)
All prior years	0.46	21	0.43	5	0.36
35	0.45	20	0.42	4	0.36
34	0.45	19	0.42	3	0.36
33	0.45	18	0.42	2	0.35
32	0.45	17	0.41	1	0.35
31	0.45	16	0.41	0	0.34
30	0.44	15	0.40	(1)	0.34
29	0.44	14	0.40	(2)	0.34
28	0.44	13	0.40	(3)	0.33
27	0.44	12	0.39	(4)	0.33
26	0.44	11	0.39	(5)	0.32
25	0.43	10	0.38	(6)	0.32
24	0.43	9	0.38	(7)	0.32
23	0.43	8	0.38	(8)	0.31
22	0.43	7	0.37	(9)	0.31
		6	0.37	Thereafter	0.30

Multi-Sector Account Portfolios and TRP Reserve Funds

None of these funds pays T. Rowe Price an investment management fee.

Investment Subadvisory Agreements

Pursuant to each of the subadvisory agreements that T. Rowe Price has entered into on behalf of a Price Fund, T. Rowe Price may pay the investment subadviser up to 60% of the management fee that T. Rowe Price receives from that fund.

Management Fee Compensation

The following table sets forth the total management fees, if any, paid to the Price Advisers by each fund, during the fiscal years indicated:

Fund	Fiscal Year Ended
	2/28/23	2/28/22	2/28/21
California Tax-Free Bond Fund(a)	$2,469,000	$2,740,000	$2,660,000
Floating Rate Multi-Sector Account Portfolio	(b)	(b)	(b)
Georgia Tax-Free Bond Fund(a)	1,641,000	1,896,000	1,749,000
Intermediate Tax-Free High Yield Fund(a)	239,000	306,000	298,000
Maryland Short-Term Tax-Free Bond Fund(a)	625,000	655,000	613,000
Maryland Tax-Free Bond Fund(a)	9,094,000	10,491,000	9,748,000
Maryland Tax-Free Money Fund(a)	197,000	190,000	417,000

Fund	Fiscal Year Ended
	2/28/23	2/28/22	2/28/21
Mortgage-Backed Securities Multi-Sector Account Portfolio	(b)	(b)	(b)
New Jersey Tax-Free Bond Fund(a)	1,501,000	1,730,000	1,679,000
New York Tax-Free Bond Fund(a)	1,734,000	1,989,000	1,924,000
Tax-Efficient Equity Fund(a)	4,626,000	5,593,000	4,188,000
Tax-Exempt Money Fund(a)	1,217,000	1,167,000	1,668,000
Tax-Free High Yield Fund(a)	25,596,000	31,841,000	27,901,000
Tax-Free Income Fund(a)	10,043,000	12,210,000	11,629,000
Tax-Free Short-Intermediate Fund(a)	6,487,000	8,001,000	7,758,000
Virginia Tax-Free Bond Fund(a)	5,339,000	6,533,000	5,963,000

(a) The fund has multiple share classes. The management fee is allocated to each class based on relative net assets.

(b) The fund does not pay an investment management fee.

Fund	Fiscal Year Ended
	5/31/23	5/31/22	5/31/21
Corporate Income Fund(a)	$2,007,000	$2,843,000	$3,409,000
Credit Opportunities Fund(a)	529,000	546,000	455,000
Floating Rate Fund(a)	25,085,000	25,004,000	14,217,000
Global Multi-Sector Bond Fund(a)	6,476,000	8,281,000	6,403,000
GNMA Fund(a)	3,487,000	4,241,000	5,338,000
Government Money Fund(a)	18,328,000	18,825,000	27,477,000
Government Reserve Fund	(c)	(c)	(c)
High Yield Fund(a)	40,876,000	48,000,000	49,381,000
Inflation Protected Bond Fund(a)	2,164,000	2,395,000	1,698,000
Institutional Floating Rate Fund(a)(d)	28,901,000	33,764,000	17,842,000
Institutional High Yield Fund(d)	8,165,000	10,041,000	9,988,000
Institutional Long Duration Credit Fund(d)	141,000	120,000	106,000
Limited Duration Inflation Focused Bond Fund(a)	24,637,000	31,918,000	27,030,000
New Income Fund(a)	50,289,000	67,875,000	80,050,000
Retirement 2005 Fund(a)(e)	4,865,000	6,254,000	6,799,000
Retirement 2010 Fund(a)(e)	13,515,000	17,510,000	19,638,000
Retirement 2015 Fund(a)(e)	21,354,000	27,844,000	31,223,000
Retirement 2020 Fund(a)(e)	57,854,000	77,949,000	91,577,000
Retirement 2025 Fund(a)(e)	67,037,000	88,248,000	100,181,000
Retirement 2030 Fund(a)(e)	95,668,000	123,028,000	137,123,000
Retirement 2035 Fund(a)(e)	63,175,000	80,513,000	90,710,000
Retirement 2040 Fund(a)(e)	71,575,000	93,026,000	106,454,000
Retirement 2045 Fund(a)(e)	44,404,000	56,782,000	64,293,000
Retirement 2050 Fund(a)(e)	39,744,000	50,523,000	56,631,000
Retirement 2055 Fund(a)(e)	24,167,000	28,892,000	31,156,000
Retirement 2060 Fund(a)(e)	9,328,000	9,619,000	9,218,000
Retirement 2065 Fund(a)	733,000	383,000	41,000

Fund	Fiscal Year Ended
	5/31/23	5/31/22	5/31/21
Retirement Balanced Fund(a)(e)	8,460,000	10,650,000	10,739,000
Retirement Blend 2005 Fund(a)	15,000	3,000	(b)
Retirement Blend 2010 Fund(a)	16,000	6,000	(b)
Retirement Blend 2015 Fund(a)	35,000	9,000	(b)
Retirement Blend 2020 Fund(a)	134,000	26,000	(b)
Retirement Blend 2025 Fund(a)	217,000	49,000	(b)
Retirement Blend 2030 Fund(a)	215,000	42,000	(b)
Retirement Blend 2035 Fund(a)	227,000	54,000	(b)
Retirement Blend 2040 Fund(a)	207,000	46,000	(b)
Retirement Blend 2045 Fund(a)	158,000	40,000	(b)
Retirement Blend 2050 Fund(a)	117,000	26,000	(b)
Retirement Blend 2055 Fund(a)	65,000	15,000	(b)
Retirement Blend 2060 Fund(a)	26,000	6,000	(b)
Retirement Blend 2065 Fund(a)	16,000	5,000	(b)
Short Duration Income Fund(a)	136,000	145,000	39,000
Short-Term Bond Fund(a)	14,546,000	17,589,000	19,159,000
Spectrum Conservative Allocation Fund(a)	9,250,000	11,272,000	10,522,000
Spectrum Moderate Allocation Fund(a)	11,534,000	14,761,000	13,634,000
Spectrum Moderate Growth Allocation Fund(a)	17,934,000	22,178,000	19,477,000
Target 2005 Fund(a)(e)	189,000	247,000	229,000
Target 2010 Fund(a)(e)	265,000	333,000	338,000
Target 2015 Fund(a)(e)	671,000	891,000	935,000
Target 2020 Fund(a)(e)	1,318,000	1,707,000	1,718,000
Target 2025 Fund(a)(e)	2,023,000	2,443,000	2,303,000
Target 2030 Fund(a)(e)	2,354,000	2,726,000	2,564,000
Target 2035 Fund(a)(e)	1,987,000	2,150,000	1,938,000
Target 2040 Fund(a)(e)	1,791,000	2,034,000	1,809,000
Target 2045 Fund(a)(e)	1,608,000	1,687,000	1,414,000
Target 2050 Fund(a)(e)	1,309,000	1,380,000	1,142,000
Target 2055 Fund(a)(e)	939,000	940,000	726,000
Target 2060 Fund(a)(e)	511,000	476,000	330,000
Target 2065 Fund(a)	61,000	37,000	6,000
Total Return Fund(a)	1,971,000	2,032,000	1,242,000
Treasury Reserve Fund	(c)	(c)	(c)
U.S. High Yield Fund(a)	2,450,000	3,112,000	2,429,000
U.S. Limited Duration TIPS Index Fund(a)	917,000	974,000	254,000
U.S. Treasury Intermediate Index Fund(a)	492,000	573,000	1,611,000
U.S. Treasury Long-Term Index Fund(a)	2,698,000	2,262,000	3,921,000
U.S. Treasury Money Fund(a)	24,065,000	21,270,000	26,670,000
Ultra Short-Term Bond Fund(a)	4,698,000	9,669,000	10,080,000

(a) The fund has multiple share classes. The management fee is allocated to each class based on relative net assets.

(b) Prior to commencement of operations.

(c) The fund does not pay an investment management fee.

(d) The fee includes investment and administrative expenses.

(e) In April 2020, the fund began charging an all-inclusive management fee.

Fund	Fiscal Year Ended
	10/31/23	10/31/22	10/31/21
Africa & Middle East Fund(a)	$1,136,000	$1,579,000	$1,236,000
Asia Opportunities Fund(a)	882,000	1,455,000	1,991,000
Cash Reserves Fund(b)	18,068,000	15,831,000	16,521,000
China Evolution Equity Fund(a)	555,000	673,000	1,053,000
Emerging Europe Fund(a)	410,000	731,000	1,519,000
Emerging Markets Discovery Stock Fund(a)	39,751,000	40,100,000	23,941,000
Emerging Markets Stock Fund(a)	59,780,000	88,735,000	131,649,000
European Stock Fund(a)	7,498,000	8,350,000	9,700,000
Global Allocation Fund(a)	6,385,000	7,503,000	7,525,000
Global Growth Stock Fund(a)	6,241,000	8,037,000	9,890,000
Global Impact Equity Fund(a)	130,000	125,000	57,000
Global Stock Fund(a)	33,481,000	39,239,000	45,523,000
Global Value Equity Fund(a)	675,000	189,000	136,000
Institutional Emerging Markets Equity Fund(b)	8,751,000	14,837,000	23,001,000
Institutional International Disciplined Equity Fund	1,391,000	2,093,000	2,317,000
International Disciplined Equity Fund(a)	1,835,000	2,172,000	3,492,000
International Discovery Fund(a)	66,245,000	83,600,000	109,934,000
International Equity Index Fund(b)	690,000	600,000	2,293,000
International Stock Fund(a)	88,951,000	83,809,000	103,118,000
International Value Equity Fund(a)	65,905,000	73,859,000	82,262,000
Japan Fund(a)	3,432,000	5,123,000	8,736,000
Latin America Fund(a)	4,166,000	4,126,000	4,748,000
Multi-Strategy Total Return Fund(a)	3,371,000	3,819,000	2,466,000
New Asia Fund(a)	21,347,000	25,357,000	34,431,000
Overseas Stock Fund(a)	136,285,000	129,687,000	132,183,000
QM U.S. Bond Index Fund(a)	853,000	949,000	1,144,000
Summit Municipal Income Fund(a)(b)	8,226,000	9,210,000	10,901,000
Summit Municipal Intermediate Fund(a)(b)	19,671,000	22,811,000	22,893,000

(a) The fund has multiple share classes. The management fee is allocated to each class based on relative net assets.

(b) The fee includes investment management fees and administrative expenses.

Fund	Fiscal Year Ended
	12/31/22	12/31/21	12/31/20
All-Cap Opportunities Fund(a)	$49,500,000	$54,452,000	$40,162,000
Balanced Fund(a)	19,642,000	22,846,000	19,329,000
Blue Chip Growth Fund(a)	383,388,000	551,062,000	437,213,000
Capital Appreciation and Income Fund(a)	(b)	(b)	(b)
Capital Appreciation Fund(a)	284,018,000	289,776,000	227,852,000

Fund	Fiscal Year Ended
	12/31/22	12/31/21	12/31/20
Communications & Technology Fund(a)	49,678,000	74,111,000	54,229,000
Diversified Mid-Cap Growth Fund(a)	12,157,000	15,394,000	11,631,000
Dividend Growth Fund(a)	98,495,000	96,043,000	74,490,000
Dynamic Credit Fund(a)	182,000	294,000	214,000
Dynamic Global Bond Fund(a)	22,659,000	21,641,000	19,908,000
Emerging Markets Bond Fund(a)	28,181,000	36,461,000	37,902,000
Emerging Markets Corporate Bond Fund(a)	4,440,000	5,876,000	2,660,000
Emerging Markets Local Currency Bond Fund(a)	2,443,000	3,458,000	3,377,000
Equity Income Fund(a)	95,650,000	98,076,000	86,466,000
Equity Index 500 Fund(a)	13,138,000	18,740,000	18,428,000
Extended Equity Market Index Fund(c)	869,000	2,826,000	3,149,000
Financial Services Fund(a)	11,272,000	9,618,000	4,240,000
Global Consumer Fund	464,000	712,000	338,000
Global High Income Bond Fund(a)	1,566,000	1,432,000	995,000
Global Industrials Fund(a)	1,216,000	1,576,000	211,000
Global Real Estate Fund(a)	690,000	776,000	737,000
Global Technology Fund(a)	34,263,000	67,272,000	43,494,000
Growth Stock Fund(a)	265,003,000	369,996,000	304,287,000
Health Sciences Fund(a)	103,891,000	118,636,000	92,399,000
Hedged Equity Fund(a)	(b)	(b)	(b)
Institutional Emerging Markets Bond Fund(c)	2,802,000	3,285,000	3,026,000
Institutional Large-Cap Core Growth Fund	24,161,000	35,616,000	27,038,000
Institutional Mid-Cap Equity Growth Fund	32,272,000	46,597,000	43,535,000
Institutional Small-Cap Stock Fund	32,208,000	44,442,000	32,655,000
Integrated Global Equity Fund(a)	123,000	150,000	111,000
Integrated U.S. Large-Cap Value Equity Fund(a)	196,000	178,000	89,000
Integrated U.S. Small-Cap Growth Equity Fund(a)	47,295,000	64,872,000	53,546,000
Integrated U.S. Small-Mid Cap Core Equity Fund(a)	1,852,000	1,286,000	728,000
International Bond Fund(a)	4,958,000	6,199,000	5,246,000
International Bond Fund (USD Hedged)(a)	27,353,000	29,078,000	28,324,000
Large-Cap Growth Fund(a)	96,081,000	128,801,000	98,451,000
Large-Cap Value Fund(a)	18,987,000	20,800,000	16,484,000
Mid-Cap Growth Fund(a)	181,572,000	231,097,000	200,101,000
Mid-Cap Index Fund(a)	83,000	72,000	9,000
Mid-Cap Value Fund(a)	88,339,000	94,097,000	72,341,000
New Era Fund(a)	17,197,000	15,872,000	14,185,000
New Horizons Fund(a)	168,563,000	254,483,000	200,851,000
Real Assets Fund(a)	37,684,000	28,777,000	20,116,000
Real Estate Fund(a)	8,519,000	9,004,000	10,748,000
Retirement Income 2020 Fund(a)(e)	688,000	687,000	338,000
Retirement income 2025 Fund (a)	(b)	(b)	(b)

Fund	Fiscal Year Ended
	12/31/22	12/31/21	12/31/20
Science & Technology Fund(a)	39,574,000	61,790,000	46,453,000
Small-Cap Index Fund(a)	85,000	76,000	8,000
Small-Cap Stock Fund(a)	68,770,000	86,417,000	68,779,000
Small-Cap Value Fund(a)	74,548,000	84,530,000	57,607,000
Spectrum Diversified Equity Fund(a)(f)	25,277,000	2,910,000	(d)
Spectrum Income Fund(a)(f)	34,546,000	4,099,000	(d)
Spectrum International Equity Fund(a)(f)	13,493,000	1,726,000	(d)
Total Equity Market Index Fund(c)	1,862,000	4,202,000	6,173,000
Transition Fund	(d)	(d)	(d)
U.S. Equity Research Fund(a)	36,813	24,382,000	12,568,000
U.S. Large-Cap Core Fund(a)	36,900,000	27,263,000	6,967,000
Value Fund(a)	186,846,000	226,975,000	161,029,000

(a) The fund has multiple classes. The management fee is allocated to each class based on relative net assets.

(b) Prior to commencement of operations.

(c) The fee includes investment management fees and administrative expenses.

(d) The fund does not pay an investment management fee.

(e) In April 2020, the fund began charging an all-inclusive management fee.

(f) In March 2021, the fund began charging an all-inclusive management fee.

Expense Limitations and Reimbursements

The Investment Management Agreement between each Price Fund and T. Rowe Price provides that the fund will bear all expenses of its operations that are not specifically assumed by T. Rowe Price. Certain Price Funds have implemented contractual expense limitations pursuant to either their Investment Management Agreement or a separate agreement between the fund and T. Rowe Price. Some expense limitations apply to a fund’s (or class’) total expense ratio, while others apply to a fund’s management fee rate or to a particular class’ ordinary operating expenses.

For purposes of applying a fund’s expense limitation, the expenses of a fund and its share classes are generally calculated on a monthly basis. If a class is operating above its expense limitation, that month’s management fee will be reduced or waived and/or the fund’s operating expenses will be paid or reimbursed, with any adjustment made after the end of the year. For all contractual expense limitation arrangements except for management fee waivers, fees waived and expenses borne by T. Rowe Price are subject to reimbursement by the fund (or class) through the indicated reimbursement date, provided no reimbursement will be made if it would result in a fund’s (or class’) expense ratio exceeding the lower of: (i) the expense limitation in place at the time of the waiver or payment; or (ii) any applicable expense limitation at the time of the reimbursement. Generally, T. Rowe Price may agree (with approval of the fund’s Board) to implement one or more additional expense limitations (of the same or different time periods and amounts) for a fund after the expiration of the current expense limitation, and that with respect to any such additional limitation period, the fund may reimburse T. Rowe Price, provided the reimbursement does not result in the fund’s (or class’) expenses exceeding the lower of: (i) the expense limitation in place at the time of the waiver or payment; or (ii) any applicable expense limitation at the time of the reimbursement. Expenses waived pursuant to a management fee waiver agreement are not subject to reimbursement.

The following four tables set forth the majority of the contractual expense limitation arrangements currently in effect (or those that will be in effect in the near future) for the Price Funds and the periods for which they are effective. The tables are organized by fiscal year-end. Limitations that were in effect during the prior three fiscal years and certain expense limitation arrangements that are currently in effect are included in the additional tables appearing under the heading “Additional Expense Limitation Arrangements.”

Funds with a 10/31 Fiscal Year End

Fund	Limitation Period	Total Expense Ratio Limitation %[1]	Operating Expense Limitation %[2]	Management Fee Limitation %[3]	Reimbursement Date
Africa & Middle East Fund	March 1, 2024 – February 28, 2026	1.30	—	—	(b)
Africa & Middle East Fund—I Class	March 1, 2024 – February 28, 2026	—	0.05	—	(a)
Africa & Middle East Fund—Z Class	Effective October 26, 2020 (f)	0.00	—	—	(c)
Asia Opportunities Fund	March 1, 2023 – February 28, 2025	1.15	—	—	(b)
Asia Opportunities Fund—Advisor Class	March 1, 2023 – February 28, 2025	1.25	—	—	(b)
Asia Opportunities Fund—I Class	March 1, 2023 – February 28, 2025	—	0.05	—	(a)
China Evolution Equity Fund	March 1, 2024 – February 28, 2026	1.40	—	—	(b)
China Evolution Equity Fund—I Class	March 1, 2024 – February 28, 2026	—	0.05	—	(a)
Emerging Europe Fund	March 1, 2024 – February 28, 2026	1.41	—	—	(b)
Emerging Europe Fund—I Class	March 1, 2024 – February 28, 2026	—	0.05	—	(a)
Emerging Europe Fund—Z Class	Effective October 26, 2020 (f)	0.00	—	—	(c)
Emerging Markets Discovery Stock Fund	May 1, 2023 – February 28, 2025	1.13	—	—	(b)
Emerging Markets Discovery Stock Fund—Advisor Class	May 1, 2023 – February 28, 2025	1.55	—	—	(b)
Emerging Markets Discovery Stock Fund—I Class	March 1, 2023 – February 28, 2025	—	0.05	—	(a)
Emerging Markets Discovery Stock Fund—Z Class	Effective March 16, 2020 (f)	0.00	—	—	(c)
Emerging Markets Stock Fund	November 1, 2023 – February 28, 2026	1.29	—	—	(b)
Emerging Markets Stock Fund—I Class	March 1, 2024 – February 28, 2026	—	0.05	—	(a)
Emerging Markets Stock Fund—Z Class	Effective March 16, 2020 (f)	0.00	—	—	(c)
European Stock Fund	November 1, 2023 – February 28, 2025	1.14	—	—	(b)
European Stock Fund—I Class	March 1, 2023 – February 28, 2025	—	0.05	—	(a)
European Stock Fund—Z Class	Effective October 26, 2020 (f)	0.00	—	—	(c)
Global Allocation Fund	November 1, 2023 – February 28, 2026	1.04	—	—	(b)
Global Allocation Fund—Advisor Class	March 1, 2024 – February 28, 2026	1.15	—	—	(b)
Global Allocation Fund—I Class	March 1, 2024 – February 28, 2026	—	0.05	—	(a)
Global Impact Equity Fund	March 1, 2023 – February 28, 2025	0.94	—	—	(b)
Global Impact Equity Fund—I Class	March 1, 2023 – February 28, 2025	—	0.10	—	(a)
Global Growth Stock Fund	November 1, 2023 – February 28, 2025	0.99	—	—	(b)
Global Growth Stock Fund—Advisor Class	March 1, 2023 – February 28, 2025	1.10	—	—	(b)
Global Growth Stock Fund—I Class	March 1, 2023 – February 28, 2025	—	0.05	—	(a)
Global Stock Fund	November 1, 2023 – February 28, 2025	0.99	—	—	(b)
Global Stock Fund—Advisor Class	June 1, 2023 – February 28, 2025	1.24	—	—	(b)
Global Stock Fund—I Class	March 1, 2023 – February 28, 2025	—	0.05	—	(a)
Global Value Equity Fund	March 1, 2024 – February 28, 2026	0.89	—	—	(a)
Global Value Equity Fund—I Class	March 1, 2024 – February 28, 2026	—	0.05	—	(a)
Institutional International Disciplined Equity Fund	March 1, 2023 – February 28, 2025	0.75	—	—	(b)
International Disciplined Equity Fund	March 1, 2023 – February 28, 2025	0.90	—	—	(b)

Fund	Limitation Period	Total Expense Ratio Limitation %[1]	Operating Expense Limitation %[2]	Management Fee Limitation %[3]	Reimbursement Date
International Disciplined Equity Fund—Advisor Class	March 1, 2023 – February 28, 2025	1.00	—	—	(b)
International Disciplined Equity Fund—I Class	March 1, 2023 – February 28, 2025	—	0.05	—	(a)
International Discovery Fund	November 1, 2023 – February 28, 2026	1.39	—	—	(b)
International Discovery Fund—I Class	March 1, 2024 – February 28, 2026	—	0.05	—	(a)
International Discovery Fund—Z Class	Effective October 26, 2020 (f)	0.00	—	—	(c)
International Equity Index Fund	March 1, 2024 – February 28, 2026	0.31	—	—	(b)
International Equity Index Fund—Z Class	Effective November 2, 2020 (f)	0.00	—	—	(c)
International Stock Fund	November 1, 2023 – February 28, 2026	0.99	—	—	(b)
International Stock Fund—Advisor Class	March 1, 2024 – February 28, 2026	1.24	—	—	(b)
International Stock Fund—I Class	March 1, 2024 – February 28, 2026	—	0.05	—	(a)
International Stock Fund—R Class	March 1, 2024 – February 28, 2026	1.40	—	—	(b)
International Stock Fund—Z Class	Effective March 16, 2020 (f)	0.00	—	—	(c)
International Value Equity	November 1, 2023 – February 28, 2026	0.99	—	—	(b)
International Value Equity Fund—Advisor Class	March 1, 2024 – February 28, 2026	1.24	—	—	(b)
International Value Equity Fund—I Class	March 1, 2024 – February 28, 2026	—	0.05	—	(a)
International Value Equity Fund—R Class	March 1, 2024 – February 28, 2026	1.49	—	—	(b)
International Value Equity Fund—Z Class	Effective March 16, 2020 (f)	0.00	—	—	(c)
Japan Fund	November 1, 2023 – February 28, 2025	1.14	—	—	(b)
Japan Fund—I Class	March 1, 2023 – February 28, 2025	—	0.05	—	(a)
Japan Fund—Z Class	Effective October 26, 2020 (f)	0.00	—	—	(c)
Latin America Fund	November 1, 2023 – February 28, 2025	1.47	—	—	(b)
Latin America Fund—I Class	March 1, 2023 – February 28, 2025	—	0.05	—	(a)
Latin America Fund—Z Class	Effective October 26, 2020 (f)	0.00	—	—	(c)
Multi-Strategy Total Return Fund	March 1, 2024 – February 28, 2026	1.19	—	—	(b)
Multi-Strategy Total Return Fund—I Class	March 1, 2024 – February 28, 2026	—	0.05	—	(a)
New Asia Fund	November 1, 2023 – February 28, 2026	1.14	—	—	(b)
New Asia Fund—I Class	March 1, 2024 – February 28, 2026	—	0.05	—	(a)
New Asia Fund—Z Class	Effective October 26, 2020 (f)	0.00	—	—	(c)
Overseas Stock Fund	November 1, 2023 – February 28, 2026	0.99	—	—	(b)
Overseas Stock Fund	March 1, 2024 – February 28, 2025	—	—	0.2975(g)	(c)
Overseas Stock Fund—Advisor Class	March 1, 2024 – February 28, 2026	1.24	—	—	(b)
Overseas Stock Fund—Advisor Class	March 1, 2024 – February 28, 2025	—	—	0.2975(g)	(c)
Overseas Stock Fund—I Class	March 1, 2024 – February 28, 2026	—	0.05	—	(a)
Overseas Stock Fund—I Class	March 1, 2024 – February 28, 2025	—	—	0.2975(g)	(c)
Overseas Stock Fund—Z Class	Effective March 16, 2020 (f)	0.00	—	—	(c)
QM U.S. Bond Index Fund	March 1, 2023 – February 28, 2025	0.25	—	—	(b)
QM U.S. Bond Index Fund—I Class	March 1, 2023 – February 28, 2025	—	0.05	—	(a)

Fund	Limitation Period	Total Expense Ratio Limitation %[1]	Operating Expense Limitation %[2]	Management Fee Limitation %[3]	Reimbursement Date
QM U.S. Bond Index Fund—Z Class	Effective October 1, 2020 (f)	0.00	—	—	(c)
Summit Municipal Income Fund—I Class	March 1, 2023 – February 28, 2025	—	0.05	—	(a)
Summit Municipal Intermediate Fund—I Class	March 1, 2023 – February 28, 2025	—	0.05	—	(a)

Funds with a 12/31 Fiscal Year End

Fund	Limitation Period	Total Expense Ratio Limitation %[1]	Operating Expense Limitation %[2]	Management Fee Limitation %[3]	Reimbursement Date
All-Cap Opportunities Fund	November 1, 2023 – April 30, 2026	0.99	—	—	(b)
All-Cap Opportunities Fund—Advisor Class	May 1, 2024 – April 30, 2026	1.24	—	—	(b)
All-Cap Opportunities Fund—I Class	May 1, 2024 – April 30, 2026	—	0.05	—	(a)
Balanced Fund	November 1, 2023 – April 30, 2026	0.79	—	—	(b)
Balanced Fund—I Class	May 1, 2024 – April 30, 2026	—	0.05	—	(a)
Blue Chip Growth Fund	November 1, 2023 – April 30, 2026	0.90	—	—	(b)
Blue Chip Growth Fund—Advisor Class	May 1, 2024 – April 30, 2026	1.15	—	—	(b)
Blue Chip Growth Fund—I Class	May 1, 2024 – April 30, 2026	—	0.05	—	(a)
Blue Chip Growth Fund—R Class	May 1, 2024 – April 30, 2026	1.40	—	—	(b)
Blue Chip Growth Fund—Z Class	Effective October 26, 2020 (f)	0.00	—	—	(c)
Capital Appreciation and Income Fund	May 10, 2023 – April 30, 2025	0.65	—	—	(b)
Capital Appreciation and Income Fund—I Class	May 10, 2023 – April 30, 2025	—	0.05	—	(a)
Capital Appreciation Fund	November 1, 2023 – April 30, 2026	0.94	—	—	(b)
Capital Appreciation Fund	May 1, 2024 – April 30, 2025	—	—	0.27(d)	(c)
Capital Appreciation Fund—Advisor Class	May 1, 2024 – April 30, 2026	1.19	—	—	(b)
Capital Appreciation Fund—Advisor Class	May 1, 2024 – April 30, 2025	—	—	0.27(d)	(c)
Capital Appreciation Fund—I Class	May 1, 2024 – April 30, 2026	—	0.05	—	(a)
Capital Appreciation Fund—I Class	May 1, 2024 – April 30, 2025	—	—	0.27(d)	(c)
Communications & Technology Fund	May 1, 2023 – April 30, 2025	0.77	—	—	(b)
Communications & Technology Fund—I Class	May 1, 2023 – April 30, 2025	—	0.05	—	(a)
Diversified Mid-Cap Growth Fund	November 1, 2023 – April 30, 2025	0.99	—	—	(b)
Diversified Mid-Cap Growth Fund—I Class	May 1, 2023 – April 30, 2025	—	0.05	—	(a)
Dividend Growth Fund	November 1, 2023 – April 30, 2026	0.84	—	—	(b)
Dividend Growth Fund	May 1, 2024 – April 30, 2025	—	—	0.17(g)	(c)
Dividend Growth Fund—Advisor Class	May 1, 2024 – April 30, 2026	1.09	—	—	(b)
Dividend Growth Fund—Advisor Class	May 1, 2024 – April 30, 2025	—	—	0.17(g)	(c)
Dividend Growth Fund—I Class	May 1, 2024 – April 30, 2026	—	0.05	—	(a)
Dividend Growth Fund—I Class	May 1, 2024 – April 30, 2025	—	—	0.17(g)	(c)
Dividend Growth Fund—Z Class	Effective October 26, 2020 (f)	0.00	—	—	(c)

Fund	Limitation Period	Total Expense Ratio Limitation %[1]	Operating Expense Limitation %[2]	Management Fee Limitation %[3]	Reimbursement Date
Dynamic Credit Fund	May 1, 2023 – April 30, 2025	0.63	—	—	(b)
Dynamic Credit Fund—I Class	May 1, 2023 – April 30, 2025	—	0.05	—	(a)
Dynamic Credit Fund—Z Class	Effective June 26, 2023 (f)	0.00	—	—	(c)
Dynamic Global Bond Fund	November 1, 2023 – April 30, 2026	0.84	—	—	(b)
Dynamic Global Bond Fund—Advisor Class	May 1, 2024 – April 30, 2026	0.90	—	—	(b)
Dynamic Global Bond Fund—I Class	May 1, 2024 – April 30, 2026	—	0.05	—	(a)
Dynamic Global Bond Fund—Z Class	Effective March 16, 2020 (f)	0.00	—	—	(c)
Emerging Markets Bond Fund	November 1, 2023 – April 30, 2026	1.05	—	—	(b)
Emerging Markets Bond Fund—Advisor Class	May 1, 2024 – April 30, 2026	1.15	—	—	(b)
Emerging Markets Bond Fund—I Class	May 1, 2024 – April 30, 2026	—	0.01	—	(a)
Emerging Markets Bond Fund—Z Class	Effective March 16, 2020 (f)	0.00	—	—	(c)
Emerging Markets Corporate Bond Fund	May 1, 2024 – April 30, 2026	0.88	—	—	(b)
Emerging Markets Corporate Bond Fund—Advisor Class	May 1, 2024 – April 30, 2026	1.16	—	—	(b)
Emerging Markets Corporate Bond Fund—I Class	May 1, 2024 – April 30, 2026	—	0.05	—	(a)
Emerging Markets Local Currency Bond Fund	November 1, 2023 – April 30, 2026	1.02	—	—	(b)
Emerging Markets Local Currency Bond Fund—Advisor Class	May 1, 2024 – April 30, 2026	1.10	—	—	(b)
Emerging Markets Local Currency Bond Fund—I Class	May 1, 2024 – April 30, 2026	—	0.05	—	(a)
Emerging Markets Local Currency Bond Fund—Z Class	Effective October 26, 2020 (f)	0.00	—	—	(c)
Equity Income Fund	November 1, 2023 – April 30, 2026	0.88	—	—	(b)
Equity Income Fund—Advisor Class	May 1, 2024 – April 30, 2026	1.13	—	—	(b)
Equity Income Fund—I Class	May 1, 2024 – April 30, 2026	—	0.05	—	(a)
Equity Income Fund—R Class	May 1, 2024 – April 30, 2026	1.38	—	—	(b)
Equity Income Fund—Z Class	Effective October 26, 2020 (f)	0.00	—	—	(c)
Equity Index 500 Fund	May 1, 2024 – April 30, 2026	0.21	—	—	(b)
Equity Index 500 Fund—I Class	May 1, 2024 – April 30, 2026	—	0.00	—	(a)
Equity Index 500 Fund—Z Class	Effective March 16, 2020 (f)	0.00	—	—	(c)
Extended Equity Market Index Fund	May 1, 2024 – April 30, 2026	0.25	—	—	(b)
Financial Services Fund	May 1, 2023 – April 30, 2025	0.83	—	—	(b)
Financial Services Fund—I Class	May 1, 2023 – April 30, 2025	—	0.05	—	(a)
Global Consumer Fund	May 1, 2023 – April 30, 2025	1.05	—	—	(b)
Global High Income Bond Fund	May 1, 2024 – April 30, 2026	0.75	—	—	(b)
Global High Income Bond Fund—Advisor Class	May 1, 2024 – April 30, 2026	0.96	—	—	(b)
Global High Income Bond Fund—I Class	May 1, 2024 – April 30, 2026	—	0.05	—	(a)
Global Industrials Fund	May 1, 2023 – April 30, 2025	1.05	—	—	(b)
Global Industrials Fund—I Class	May 1, 2023 – April 30, 2025	—	0.05	—	(a)
Global Real Estate Fund	May 1, 2023 – April 30, 2025	0.95	—	—	(b)

Fund	Limitation Period	Total Expense Ratio Limitation %[1]	Operating Expense Limitation %[2]	Management Fee Limitation %[3]	Reimbursement Date
Global Real Estate Fund—Advisor Class	May 1, 2023 – April 30, 2025	1.15	—	—	(b)
Global Real Estate Fund—I Class	May 1, 2023 – April 30, 2025	—	0.05	—	(a)
Global Technology Fund	November 1, 2023 – April 30, 2025	1.09	—	—	(b)
Global Technology Fund—I Class	May 1, 2023 – April 30, 2025	—	0.05	—	(a)
Growth Stock Fund	November 1, 2023 – April 30, 2026	0.86	—	—	(b)
Growth Stock Fund—Advisor Class	May 1, 2024 – April 30, 2026	1.11	—	—	(b)
Growth Stock Fund—I Class	May 1, 2024 – April 30, 2026	—	0.05	—	(a)
Growth Stock Fund—R Class	May 1, 2024 – April 30, 2026	1.36	—	—	(b)
Growth Stock Fund—Z Class	Effective March 16, 2020 (f)	0.00	—	—	(c)
Health Sciences Fund	November 1, 2023 – April 30, 2026	0.99	—	—	(b)
Health Sciences Fund	May 1, 2024 – April 30, 2025	—	—	0.2975(g)	(c)
Health Sciences Fund—I Class	May 1, 2024 – April 30, 2026	—	0.05	—	(a)
Health Sciences Fund—I Class	May 1, 2024 – April 30, 2025	—	—	0.2975(g)	(c)
Hedged Equity Fund	February 1, 2023 – April 30, 2025	0.90	—	—	(b)
Hedged Equity Fund—I Class	February 1, 2023 – April 30, 2025	—	0.05	—	(a)
Hedged Equity Fund—Z Class	Effective February 1, 2023 (f)	0.00	—	—	(c)
Integrated Global Equity Fund	May 1, 2024 – April 30, 2026	0.74	—	—	(b)
Integrated Global Equity Fund—I Class	May 1, 2024 – April 30, 2026	—	0.05	—	(a)
Integrated U.S. Large-Cap Value Equity Fund	May 1, 2024 – April 30, 2026	0.72	—	—	(b)
Integrated U.S. Large-Cap Value Equity Fund—Advisor Class	May 1, 2024 – April 30, 2026	0.99	—	—	(b)
Integrated U.S. Large-Cap Value Equity Fund—I Class	May 1, 2024 – April 30, 2026	—	0.05	—	(a)
Integrated U.S. Small-Cap Growth Equity Fund	November 1, 2023 – April 30, 2026	0.99	—	—	(b)
Integrated U.S. Small-Cap Growth Equity Fund—Advisor Class	May 1, 2024 – April 30, 2026	1.24	—	—	(b)
Integrated U.S. Small-Cap Growth Equity Fund—I Class	May 1, 2024 – April 30, 2026	—	0.05	—	(a)
Integrated U.S. Small-Mid Cap Core Equity Fund	May 1, 2024 – April 30, 2026	0.87	—	—	(b)
Integrated U.S. Small-Mid Cap Core Equity Fund—Advisor Class	May 1, 2024 – April 30, 2026	1.14	—	—	(b)
Integrated U.S. Small-Mid Cap Core Equity Fund—I Class	May 1, 2024 – April 30, 2026	—	0.05	—	(a)
International Bond Fund	May 1, 2023 – April 30, 2025	0.67	—	—	(b)
International Bond Fund—Advisor Class	June 1, 2023 – April 30, 2025	1.09	—	—	(b)
International Bond Fund—I Class	May 1, 2023 – April 30, 2025	—	0.05	—	(a)
International Bond Fund—Z Class	Effective March 16, 2020 (f)	0.00	—	—	(c)
International Bond Fund (USD Hedged)	November 1, 2023 – April 30, 2026	0.84	—	—	(b)
International Bond Fund (USD Hedged)—Advisor Class	May 1, 2024 – April 30, 2026	0.99	—	—	(b)
International Bond Fund (USD Hedged)—I Class	May 1, 2024 – April 30, 2026	—	0.05	—	(a)
International Bond Fund (USD Hedged)—Z Class	Effective October 28, 2019 (f)	0.00	—	—	(c)

Fund	Limitation Period	Total Expense Ratio Limitation %[1]	Operating Expense Limitation %[2]	Management Fee Limitation %[3]	Reimbursement Date
Large-Cap Growth Fund	May 1, 2024 – April 30, 2026	0.70	—	—	(a)
Large-Cap Growth Fund	May 1, 2024 – April 30, 2025	—	—	0.221(g)	(c)
Large-Cap Growth Fund—I Class	May 1, 2024 – April 30, 2026	—	0.05	—	(a)
Large-Cap Growth Fund—I Class	May 1, 2024 – April 30, 2025	—	—	0.221(g)	(c)
Large-Cap Value Fund	May 1, 2024 – April 30, 2026	0.70	—	—	(a)
Large-Cap Value Fund—I Class	May 1, 2024 – April 30, 2026	—	0.05	—	(a)
Mid-Cap Growth Fund	November 1, 2023 – April 30, 2026	0.96	—	—	(b)
Mid-Cap Growth Fund—Advisor Class	May 1, 2024 – April 30, 2026	1.21	—	—	(b)
Mid-Cap Growth Fund—I Class	May 1, 2024 – April 30, 2026	—	0.05	—	(a)
Mid-Cap Growth Fund—R Class	May 1, 2024 – April 30, 2026	1.46	—	—	(b)
Mid-Cap Growth Fund—Z Class	Effective March 16, 2020 (f)	0.00	—	—	(c)
Mid-Cap Index Fund	May 1, 2024 – April 30, 2026	0.27	—	—	(b)
Mid-Cap Index Fund—I Class	May 1, 2024 – April 30, 2026	—	0.05	—	(a)
Mid-Cap Index Fund—Z Class	Effective March 16, 2020 (f)	0.00	—	—	(c)
Mid-Cap Value Fund	November 1, 2023 – April 30, 2026	0.99	—	—	(b)
Mid-Cap Value Fund—Advisor Class	May 1, 2024 – April 30, 2026	1.24	—	—	(b)
Mid-Cap Value Fund—I Class	May 1, 2024 – April 30, 2026	—	0.05	—	(a)
Mid-Cap Value Fund—R Class	May 1, 2024 – April 30, 2026	1.49	—	—	(b)
Mid-Cap Value Fund—Z Class	Effective March 16, 2020 (f)	0.00	—	—	(c)
New Era Fund	November 1, 2023 – April 30, 2026	0.89	—	—	(b)
New Era Fund—I Class	May 1, 2024 – April 30, 2026	—	0.05	—	(a)
New Horizons Fund	November 1, 2023 – April 30, 2026	0.99	—	—	(b)
New Horizons Fund	May 1, 2024 – April 30, 2025	—	—	0.2975(h)	(c)
New Horizons Fund—I Class	May 1, 2024 – April 30, 2026	—	0.05	—	(a)
New Horizons Fund—I Class	May 1, 2024 – April 30, 2025	—	—	0.2975(h)	(c)
New Horizons Fund—Z Class	Effective March 16, 2020 (f)	0.00	—	—	(c)
Real Assets Fund	November 1, 2023 – April 30, 2025	0.99	—	—	(b)
Real Assets Fund—I Class	May 1, 2023 – April 30, 2025	—	0.05	—	(a)
Real Assets Fund—Z Class	Effective March 16, 2020 (f)	0.00	—	—	(c)
Real Estate Fund	November 1, 2023 – April 30, 2026	0.94	—	—	(b)
Real Estate Fund—Advisor Class	May 1, 2024 – April 30, 2026	1.19	—	—	(b)
Real Estate Fund—I Class	May 1, 2024 – April 30, 2026	—	0.05	—	(a)
Science & Technology Fund	November 1, 2023 – April 30, 2026	0.99	—	—	(b)
Science & Technology Fund—Advisor Class	May 1, 2024 – April 30, 2026	1.24	—	—	(b)
Science & Technology Fund—I Class	May 1, 2024 – April 30, 2026	—	0.05	—	(a)
Small-Cap Index Fund	May 1, 2024 – April 30, 2026	0.29	—	—	(b)
Small-Cap Index Fund—I Class	May 1, 2024 – April 30, 2026	—	0.05	—	(a)
Small-Cap Index Fund—Z Class	Effective March 16, 2020 (f)	0.00	—	—	(c)
Small-Cap Stock Fund	November 1, 2023 – April 30, 2026	1.09	—	—	(b)
Small-Cap Stock Fund—Advisor Class	May 1, 2024 – April 30, 2026	1.34	—	—	(b)

Fund	Limitation Period	Total Expense Ratio Limitation %[1]	Operating Expense Limitation %[2]	Management Fee Limitation %[3]	Reimbursement Date
Small-Cap Stock Fund—I Class	May 1, 2024 – April 30, 2026	—	0.05	—	(a)
Small-Cap Stock Fund—Z Class	Effective March 16, 2020 (f)	0.00	—	—	(c)
Small-Cap Value Fund	November 1, 2023 – April 30, 2026	0.99	—	—	(b)
Small-Cap Value Fund—Advisor Class	May 1, 2024 – April 30, 2026	1.24	—	—	(b)
Small-Cap Value Fund—I Class	May 1, 2024 – April 30, 2026	—	0.05	—	(a)
Small-Cap Value Fund—Z Class	Effective March 16, 2020 (f)	0.00	—	—	(c)
Total Equity Market Index Fund	May 1, 2024 – April 30, 2026	0.22	—	—	(b)
U.S. Equity Research Fund	November 1, 2023 – April 30, 2026	0.68	—	—	(b)
U.S. Equity Research Fund—Advisor Class	May 1, 2024 – April 30, 2026	0.93	—	—	(b)
U.S. Equity Research Fund—I Class	May 1, 2024 – April 30, 2026	—	0.04	—	(a)
U.S. Equity Research Fund—R Class	May 1, 2024 – April 30, 2026	1.18	—	—	(b)
U.S. Equity Research Fund—Z Class	Effective November 23, 2021 (f)	0.00	—	—	(c)
U.S. Large-Cap Core Fund	March 1, 2023 – April 30, 2025	0.64	—	—	(b)
U.S. Large-Cap Core Fund—Advisor Class	June 1, 2023 – April 30, 2025	1.13	—	—	(b)
U.S. Large-Cap Core Fund—I Class	May 1, 2023 – April 30, 2025	—	0.05	—	(a)
U.S. Large-Cap Core Fund—Z Class	Effective March 16, 2020 (f)	0.00	—	—	(c)
Value Fund	November 1, 2023 – April 30, 2026	0.91	—	—	(b)
Value Fund	May 1, 2024 – April 30, 2025	—	—	0.2295(e)	(c)
Value Fund—Advisor Class	May 1, 2024 – April 30, 2026	1.17	—	—	(b)
Value Fund—Advisor Class	May 1, 2024 – April 30, 2025	—	—	0. 2295(e)	(c)
Value Fund—I Class	May 1, 2024 – April 30, 2026	—	0.05	—	(a)
Value Fund—I Class	May 1, 2024 – April 30, 2025	—	—	0. 2295(e)	(c)
Value Fund—Z Class	Effective March 16, 2020 (f)	0.00	—	—	(c)

Funds with a 2/28 Fiscal Year End

Fund	Limitation Period	Total Expense Ratio Limitation %[1]	Operating Expense Limitation %[2]	Management Fee Limitation %[3]	Reimbursement Date
California Tax-Free Bond Fund	November 1, 2023 – June 30, 2025	0.74	—	—	(b)
California Tax-Free Bond Fund—I Class	July 1, 2023 – June 30, 2025	—	0.05	—	(a)
Georgia Tax-Free Bond Fund	July 1, 2023 – June 30, 2025	0.56	—	—	(b)
Georgia Tax-Free Bond Fund—I Class	July 1, 2023 – June 30, 2025	—	0.05	—	(a)
Intermediate Tax-Free High Yield Fund	July 1, 2023 – June 30, 2025	0.45	—	—	(b)
Intermediate Tax-Free High Yield Fund—I Class	July 1, 2023 – June 30, 2025	—	0.05	—	(a)
Maryland Short-Term Tax-Free Bond Fund	July 1, 2022 – June 30, 2024	0.53	—	—	(a)
Maryland Short-Term Tax-Free Bond Fund—I Class	July 1, 2022 – June 30, 2024	—	0.05	—	(a)
Maryland Tax-Free Bond Fund	July 1, 2023 – June 30, 2025	0.49	—	—	(b)
Maryland Tax-Free Bond Fund—I Class	July 1, 2023 – June 30, 2025	—	0.05	—	(a)

Fund	Limitation Period	Total Expense Ratio Limitation %[1]	Operating Expense Limitation %[2]	Management Fee Limitation %[3]	Reimbursement Date
Maryland Tax-Free Money Fund	July 1, 2023 – June 30, 2025	0.41	—	—	(b)
Maryland Tax-Free Money Fund—I Class	July 1, 2023 – June 30, 2025	—	0.05	—	(a)
New Jersey Tax-Free Bond Fund	July 1, 2023 – June 30, 2025	0.57	—	—	(b)
New Jersey Tax-Free Bond Fund—I Class	July 1, 2023 – June 30, 2025	—	0.05	—	(a)
New York Tax-Free Bond Fund	July 1, 2023 – June 30, 2025	0.53	—	—	(b)
New York Tax-Free Bond Fund—I Class	July 1, 2023 – June 30, 2025	—	0.05	—	(a)
Tax-Efficient Equity Fund	November 1, 2023 – June 30, 2025	0.99	—	—	(b)
Tax-Efficient Equity Fund—I Class	July 1, 2023 – June 30, 2025	—	0.05	—	(a)
Tax-Exempt Money Fund	July 1, 2022 – June 30, 2024	0.45	—	—	(b)
Tax-Exempt Money Fund—I Class	July 1, 2022 – June 30, 2024	—	0.05	—	(a)
Tax-Free High Yield Fund	November 1, 2023 – June 30, 2025	0.94	—	—	(b)
Tax-Free High Yield Fund	July 1, 2023 – June 30, 2024	—	—	0.49	(c)
Tax-Free High Yield Fund—Advisor Class	June 1, 2023 – June 30, 2025	1.19	—	—	(b)
Tax-Free High Yield Fund—Advisor Class	July 1, 2023 – June 30, 2024	—	—	0.49	(c)
Tax-Free High Yield Fund—I Class	July 1, 2023 – June 30, 2024	—	—	0.49	(c)
Tax-Free High Yield Fund—I Class	July 1, 2023 – June 30, 2025	—	0.05	—	(a)
Tax-Free Income Fund	July 1, 2023 – June 30, 2025	0.53	—	—	(b)
Tax-Free Income Fund—Advisor Class	June 1, 2023 – June 30, 2025	1.04	—	—	(b)
Tax-Free Income Fund—I Class	July 1, 2023 – June 30, 2025	—	0.05	—	(a)
Tax-Free Short-Intermediate Fund	November 1, 2023 – June 30, 2025	0.69	—	—	(b)
Tax-Free Short-Intermediate Fund—Advisor Class	June 1, 2023 – June 30, 2025	0.94	—	—	(b)
Tax-Free Short-Intermediate Fund—I Class	July 1, 2023 – June 30, 2025	—	0.05	—	(a)
Virginia Tax-Free Bond Fund	November 1, 2023 – June 30, 2025	0.74	—	—	(b)
Virginia Tax-Free Bond Fund—I Class	July 1, 2023 – June 30, 2025	—	0.05	—	(a)

Funds with a 5/31 Fiscal Year End

Fund	Limitation Period	Total Expense Ratio Limitation %[1]	Operating Expense Limitation %[2]	Management Fee Limitation %[3]	Reimbursement Date
Corporate Income Fund	October 1, 2023 – September 30, 2025	0.59	—	—	(b)
Corporate Income Fund—I Class	October 1, 2023 – September 30, 2025	—	0.05	—	(a)
Corporate Income Fund—Z Class	Effective October 26, 2020 (f)	0.00	—	—	(c)
Credit Opportunities Fund	October 1, 2023 – September 30, 2025	0.81	—	—	(b)
Credit Opportunities Fund—Advisor Class	October 1, 2023 – September 30, 2025	0.91	—	—	(b)
Credit Opportunities Fund—I Class	October 1, 2023 – September 30, 2025	—	0.01	—	(a)
Floating Rate Fund	November 1, 2023 – September 30, 2025	0.94	—	—	(b)
Floating Rate Fund—Advisor Class	October 1, 2023 – September 30, 2025	0.95	—	—	(b)
Floating Rate Fund—I Class	October 1, 2023 – September 30, 2025	—	0.05	—	(a)

Fund	Limitation Period	Total Expense Ratio Limitation %[1]	Operating Expense Limitation %[2]	Management Fee Limitation %[3]	Reimbursement Date
Floating Rate Fund—Z Class	Effective March 16, 2020 (f)	0.00	—	—	(c)
Global Multi-Sector Bond Fund	October 1, 2023 – September 30, 2025	0.65	—	—	(b)
Global Multi-Sector Bond Fund—Advisor Class	October 1, 2023 – September 30, 2025	0.93	—	—	(b)
Global Multi-Sector Bond Fund—I Class	October 1, 2023 – September 30, 2025	—	0.01	—	(a)
GNMA Fund	October 1, 2023 – September 30, 2025	0.62	—	—	(b)
GNMA Fund—I Class	October 1, 2023 – September 30, 2025	—	0.05	—	(a)
GNMA Fund—Z Class	Effective October 26, 2020 (f)	0.00	—	—	(c)
Government Money Fund	November 1, 2023 – September 30, 2025	0.53	—	—	(b)
Government Money Fund—I Class	October 1, 2023 – September 30, 2025	—	0.05	—	(a)
High Yield Fund	October 1, 2023 – September 30, 2025	0.70	—	—	(b)
High Yield Fund—Advisor Class	June 1, 2023 – September 30, 2025	1.19	—	—	(b)
High Yield Fund—I Class	October 1, 2023 – September 30, 2025	—	0.05	—	(a)
High Yield Fund—Z Class	Effective March 16, 2020 (f)	0.00	—	—	(c)
Inflation Protected Bond Fund	October 1, 2023 – September 30, 2025	0.41	—	—	(b)
Inflation Protected Bond Fund	October 1, 2023 – September 30, 2024	—	—	0.17	(c)
Inflation Protected Bond Fund—I Class	October 1, 2023 – September 30, 2025	—	0.05	—	(a)
Inflation Protected Bond Fund—I Class	October 1, 2023 – September 30, 2024	—	—	0.17	(c)
Inflation Protected Bond Fund—Z Class	Effective October 26, 2020 (f)	0.00	—	—	(c)
Institutional Large-Cap Core Growth Fund	November 1, 2023 – September 30, 2025	—	0.05	—	(a)
Institutional Mid-Cap Equity Growth Fund	November 1, 2023 – September 30, 2025	—	0.05	—	(a)
Institutional Small-Cap Stock Fund	November 1, 2023 – September 30, 2025	—	0.05	—	(a)
Institutional Floating Rate Fund—Z Class	Effective March 16, 2020 (f)	0.00	—	—	(c)
Institutional High Yield Fund—Z Class	Effective March 16, 2020 (f)	0.00	—	—	(c)
Limited Duration Inflation Focused Bond Fund	November 1, 2023 – September 30, 2025	0.69	—	—	(b)
Limited Duration Inflation Focused Bond Fund	October 1, 2023 – September 30, 2024	—	—	0.25	(c)
Limited Duration Inflation Focused Bond Fund—I Class	October 1, 2023 – September 30, 2025	—	0.05	—	(a)
Limited Duration Inflation Focused Bond Fund—I Class	October 1, 2023 – September 30, 2024	—	—	0.25	(c)
Limited Duration Inflation Focused Bond Fund—Z Class	Effective March 16, 2020 (f)	0.00	—	—	(c)
New Income Fund	October 1, 2023 – September 30, 2025	0.44	—	—	(b)
New Income Fund	October 1, 2023 – September 30, 2024	—	—	0.0255(e)	(c)
New Income Fund—Advisor Class	June 1, 2023 – September 30, 2025	0.92	—	—	(b)
New Income Fund—Advisor Class	October 1, 2023 – September 30, 2024	—	—	0.0255(e)	(c)
New Income Fund—I Class	October 1, 2023 – September 30, 2025	—	0.05	—	(a)
New Income Fund—I Class	October 1, 2023 – September 30, 2024	—	—	0.0255(e)	(c)
New Income Fund—R Class	October 1, 2023 – September 30, 2025	1.08	—	—	(b)
New Income Fund—R Class	October 1, 2023 – September 30, 2024	—	—	0.0255(e)	(c)

Fund	Limitation Period	Total Expense Ratio Limitation %[1]	Operating Expense Limitation %[2]	Management Fee Limitation %[3]	Reimbursement Date
New Income Fund—Z Class	Effective March 16, 2020 (f)	0.00	—	—	(c)
Short-Term Bond Fund	November 1, 2023 – September 30, 2025	0.65	—	—	(b)
Short-Term Bond Fund—Advisor Class	June 1, 2023 – September 30, 2024	0.90	—	—	(b)
Short-Term Bond Fund—I Class	October 1, 2022 – September 30, 2024	—	0.05	—	(a)
Short-Term Bond Fund—Z Class	Effective October 26, 2020 (f)	0.00	—	—	(c)
Short Duration Income Fund	October 1, 2023 – September 30, 2025	0.40	—	—	(b)
Short Duration Income Fund—I Class	October 1, 2023 – September 30, 2025	—	0.01	—	(a)
Spectrum Conservative Allocation Fund	November 1, 2023 – September 30, 2025	0.79	—	—	(b)
Spectrum Conservative Allocation Fund—I Class	October 1, 2022 – September 30, 2024	—	0.05	—	(a)
Spectrum Moderate Allocation Fund	November 1, 2023 – September 30, 2025	0.89	—	—	(b)
Spectrum Moderate Allocation Fund—I Class	October 1, 2022 – September 30, 2024	—	0.05	—	(a)
Spectrum Moderate Growth Allocation Fund	November 1, 2023 – September 30, 2025	0.94	—	—	(b)
Spectrum Moderate Growth Allocation Fund—I Class	October 1, 2022 – September 30, 2024	—	0.05	—	(a)
Total Return Fund	October 1, 2023 – September 30, 2025	0.46	—	—	(b)
Total Return Fund—Advisor Class	October 1, 2023 – September 30, 2025	0.75	—	—	(b)
Total Return Fund—I Class	October 1, 2023 – September 30, 2025	—	0.02	—	(a)
U.S. High Yield Fund	October 1, 2023 – September 30, 2025	0.75	—	—	(b)
U.S. High Yield Fund—Advisor Class	October 1, 2023 – September 30, 2025	0.90	—	—	(b)
U.S. High Yield Fund—I Class	October 1, 2023 – September 30, 2025	—	0.05	—	(a)
U.S. Limited Duration TIPS Index Fund	October 1, 2022 – September 30, 2024	0.21	—	—	(b)
U.S. Limited Duration TIPS Index Fund—I Class	October 1, 2022 – September 30, 2024	—	0.05	—	(a)
U.S. Limited Duration TIPS Index Fund—Z Class	Effective August 14, 2020 (f)	0.00	—	—	(c)
U.S. Treasury Intermediate Index Fund	November 1, 2023 – September 30, 2025	0.41	—	—	(b)
U.S. Treasury Intermediate Index Fund—I Class	October 1, 2023 – September 30, 2025	—	0.05	—	(a)
U.S. Treasury Intermediate Index Fund—Z Class	Effective October 26, 2020 (f)	0.00	—	—	(c)
U.S. Treasury Long-Term Index Fund	October 1, 2023 – September 30, 2025	0.29	—	—	(b)
U.S. Treasury Long-Term Index Fund—I Class	October 1, 2023 – September 30, 2025	—	0.05	—	(a)
U.S. Treasury Long-Term Index Fund—Z Class	Effective March 16, 2020 (f)	0.00	—	—	(c)
U.S. Treasury Money Fund	November 1, 2023 – September 30, 2025	0.53	—	—	(b)
U.S. Treasury Money Fund—I Class	October 1, 2023 – September 30, 2025	—	0.05	—	(a)
U.S. Treasury Money Fund—Z Class	Effective March 16, 2020 (f)	0.00	—	—	(c)
Ultra Short-Term Bond Fund	October 1, 2023 – September 30, 2025	0.31	—	—	(b)
Ultra Short-Term Bond Fund—I Class	October 1, 2023 – September 30, 2025	—	0.05	—	(a)

Fund	Limitation Period	Total Expense Ratio Limitation %[1]	Operating Expense Limitation %[2]	Management Fee Limitation %[3]	Reimbursement Date
Ultra Short-Term Bond Fund—Z Class	Effective October 26, 2020 (f)	0.00	—	—	(c)

1 T. Rowe Price has agreed to waive its fees and/or bear any expenses, including but not limited to management fees, but excluding interest; expenses related to borrowings, taxes, and brokerage; nonrecurring, extraordinary expenses; and acquired fund fees and expenses, or reimburse fund or class, to the extent the fund’s or class’ total ratio of expenses to average daily net assets to exceed the percentage indicated (on an annualized basis).

2 T. Rowe Price has agreed to pay the operating expenses of the fund or class excluding management fees; interest, expenses relating to borrowings, taxes, and brokerage; nonrecurring, extraordinary expenses; and acquired fund fees and expenses (“Class Operating Expenses”), or reimburse the fund or class, to the extent the Class Operating Expenses exceed the percentage indicated (on an annualized basis) of the fund’s or class’ average daily net assets.

3 T. Rowe Price has agreed to waive a portion of its management fee in order to limit the fund’s management fee to the percentage indicated of the fund’s average daily net assets.

(a) No reimbursement will be made more than three years after the payment of Class Operating Expenses.

(b) No reimbursement will be made more than three years after any waiver or payment.

(c) Fees waived under this agreement are not subject to reimbursement to T. Rowe Price by the fund.

(d) This Fund Fee rate, when combined with the Group Fee rate, is applied to assets equal to or greater than $27.5 billion.

(e) This Fund Fee rate, when combined with the Group Fee rate, is applied to assets equal to or greater than $20 billion.

(f) This contractual arrangement is expected to remain in place indefinitely.

(g) This Fund Fee rate, when combined with the Group Fee rate, is applied to assets equal to or greater than $25 billion.

(h) This Fund Fee rate, when combined with the Group Fee rate, is applied to assets equal to or greater than $40 billion.

Additional Expense Limitation Arrangements

The following four tables set forth contractual expense limitation arrangements that were in effect during the prior three fiscal years and certain expense limitation arrangements that are currently in effect.

Funds with a 10/31 Fiscal Year-End

Fund	Limitation Period	Total Expense Ratio Limitation %[1]	Operating Expense Limitation %[2]	Management Fee Limitation %[3]	Reimbursement Date
Asia Opportunities Fund	March 1, 2021 – February 28, 2023	1.15	—	—	(b)
Asia Opportunities Fund—Advisor Class	March 1, 2021 – February 28, 2023	1.25	—	—	(b)
Asia Opportunities Fund—I Class	March 1, 2021 – February 28, 2023	—	0.05	—	(a)
Africa & Middle East Fund	March 1, 2022 – February 29, 2024	1.30		—	(b)
Africa & Middle East Fund—I Class	March 1, 2022 – February 29, 2024	—	0.05	—	(a)
China Evolution Equity Fund	October 23, 2019 – February 28, 2022 March1, 2022 – February 29, 2024	1.40	—	—	(b)
China Evolution Equity Fund—I Class	October 23, 2019 – February 28, 2022 March1, 2022 – February 29, 2024	—	0.05	—	(a)
Emerging Europe Fund	October 1, 2019 – February 28, 2022 March1, 2022 – February 29, 2024	1.41	—	—	(b)
Emerging Europe Fund—I Class	March 1, 2021 – February 28, 2022 March1, 2022 – February 29, 2024	—	0.05	—	(a)
Emerging Markets Discovery Stock Fund	May 1, 2022 – February 28, 2023	1.13	—	—	(b)
Emerging Markets Discovery Stock Fund—Advisor Class	May 1, 2022 – February 28, 2023	1.55	—	—	(b)
Emerging Markets Discovery Stock Fund—I Class	March 1, 2021 – February 28, 2023	—	0.05	—	(a)
Emerging Markets Stock Fund—I Class	March 1, 2020 – February 28, 2022 March1, 2022 – February 29, 2024	—	0.05	—	(a)
European Stock Fund—I Class	March 1, 2021 – February 28, 2023	—	0.05	—	(a)
Global Allocation Fund—Advisor Class	March 1, 2020 – February 28, 2022 March 1, 2022 – February 29, 2024	1.15	—	—	(b)
Global Allocation Fund—I Class	March 1, 2020 – February 28, 2022 March 1, 2022 – February 29, 2024	—	0.05	—	(a)

Fund	Limitation Period	Total Expense Ratio Limitation %[1]	Operating Expense Limitation %[2]	Management Fee Limitation %[3]	Reimbursement Date
Global Growth Stock Fund—Advisor Class	March 1, 2021 – February 28, 2023	1.10	—	—	(b)
Global Growth Stock Fund—I Class	March 1, 2021 – February 28, 2023	—	0.05	—	(a)
Global Impact Equity Fund	October 26, 2020 – February 28, 2023	0.94	—	—	(b)
Global Impact Equity Fund—I Class	October 26, 2020 – February 28, 2023	—	0.10	—	(a)
Global Stock Fund—I Class	March 1, 2021 – February 28, 2023	—	0.05	—	(a)
Global Value Equity Fund	March 1, 2020 – February 28, 2022 March 1, 2022 – February 29, 2024	0.89	—	—	(b)
Global Value Equity Fund—I Class	March 1, 2020 – February 28, 2022 March 1, 2022 – February 29, 2024	—	0.05	—	(a)
Institutional International Disciplined Equity Fund	March 1, 2021 – February 28, 2023	0.75	—	—	(b)
International Disciplined Equity Fund	March 1, 2021 – February 28, 2023	0.90	—	—	(b)
International Disciplined Equity Fund—Advisor Class	March 1, 2021 – February 28, 2023	1.00	—	—	(b)
International Disciplined Equity Fund—I Class	March 1, 2021 – February 28, 2023	—	0.05	—	(a)
International Discovery Fund—I Class	March 1, 2020 – February 28, 2022	—	0.05	—	(a)
International Equity Index Fund	August 1, 2021 – February 29, 2024	0.31	—	—	(b)
International Stock Fund—Adviser	June 1, 2023 – February 29, 2024	1.24	—	—	(b)
International Stock Fund—I Class	March 1, 2020 – February 28, 2022 March 1, 2022 – February 29, 2024	—	0.05	—	(a)
International Stock Fund—I Class	September 1, 2020 – February 28, 2022	0.75	—	—	(b)
International Stock Fund—R Class	March 1, 2020 – February 28, 2022 March 1, 2022 – February 29, 2024	1.40	—	—	(b)
International Value Equity Fund—Advisor	June 1, 2023 – February 29, 2024	1.24	—	—	(b)
International Value Equity Fund—I Class	March 1, 2020 – February 28, 2022 March 1, 2023 – February 29, 2024	—	0.05	—	(a)
International Value Equity Fund—R Class	March 1, 2023 – February 29, 2024	1.49	—	—	(b)
Japan Fund—I Class	March 1, 2021 – February 28, 2023	—	0.05	—	(a)
Latin America Fund—I Class	March 1, 2021 – February 28, 2023	—	0.05	—	(a)
Multi-Strategy Total Return Fund	March 1, 2020 – February 28, 2022 March 1, 2022 – February 29, 2024	1.19	—	—	(b)
Multi-Strategy Total Return Fund—I Class	March 1, 2020 – February 28, 2022 March 1, 2022 – February 29, 2024	—	0.05	—	(a)
New Asia Fund—I Class	March 1, 2020 – February 28, 2022	—	0.05	—	(a)
Overseas Stock Fund	May 1, 2021 – February 28, 2023 March 1, 2023 – February 29, 2024	—	—	0.2975(g)	(c)
Overseas Stock Fund—Advisor Class	June 1, 2023 – February 29, 2024	1.24	—	—	(c)
Overseas Stock Fund—Advisor Class	May 1, 2021 – February 28, 2023 March 1, 2023 – February 29, 2024	—	—	0.2975(g)	(c)
Overseas Stock Fund—I Class	March 1, 2021 – February 28, 2023 March 1, 2022 – February 29, 2024	—	0.05	—	(a)
Overseas Stock Fund—I Class	May 1, 2021 – February 28, 2023 March 1, 2023 – February 29, 2024	—	—	0.2975(g)	(c)
QM U.S. Bond Index Fund	October 1, 2020 – February 28, 2023	0.25	—	—	(b)
QM U.S. Bond Index Fund—I Class	October 1, 2020 – February 28, 2023	—	0.05	—	(a)

Fund	Limitation Period	Total Expense Ratio Limitation %[1]	Operating Expense Limitation %[2]	Management Fee Limitation %[3]	Reimbursement Date
Summit Municipal Income Fund—I Class	March 1, 2021 – February 28, 2023	—	0.05	—	(a)
Summit Municipal Intermediate Fund—I Class	March 1, 2021 – February 28, 2023	—	0.05	—	(a)

Funds with a 12/31 Fiscal Year-End

Fund	Limitation Period	Total Expense Ratio Limitation %[1]	Operating Expense Limitation %[2]	Management Fee Limitation %[3]	Reimbursement Date
All-Cap Opportunities Fund—Advisor Class	June 1, 2023 – April 30, 2024	1.24	—	—	(b)
All-Cap Opportunities Fund—I Class	May 1, 2022 – April 30, 2024	—	0.05	—	(a)
Balanced Fund—I Class	May 1, 2022 – April 30, 2024	—	0.05	—	(a)
Blue Chip Growth—Advisor Class	June 1, 2023 – April 30, 2024	1.15	—	—	(b)
Blue Chip Growth—I Class	May 1, 2022 – April 30, 2024	—	0.05	—	(a)
Blue Chip Growth—R Class	June 1, 2023 – April 30, 2024	1.40	—	—	(b)
Capital Appreciation Fund	May 1, 2020 – April 30, 2021 May 1, 2022 – April 30, 2023 May 1, 2023 – April 30, 2024	—	—	0.27(d)	(c)
Capital Appreciation Fund—Advisor Class	May 1, 2020 – April 30, 2021 May 1, 2022 – April 30, 2023 May 1, 2023 – April 30, 2024	—	—	0.27(d)	(c)
Capital Appreciation Fund—Advisor Class	June 1, 2023 – April 30, 2024	1.19	—	—	(b)
Capital Appreciation Fund—I Class	May 1, 2020 – April 30, 2021 May 1, 2022 – April 30, 2023 May 1, 2023 – April 30, 2024	—	—	0.27(d)	(c)
Capital Appreciation Fund—I Class	May 1, 2022 – April 30, 2023	—	0.05	—	(a)
Communications & Technology Fund	September 1, 2021 – April 30, 2023	0.77	—	—	(b)
Communications & Technology Fund—I Class	May 1, 2022 – April 30, 2023	—	0.05	—	(a)
Diversified Mid-Cap Growth Fund—I Class	May 1, 2019 – April 30, 2021 May 1, 2021 – April 30, 2023	—	0.05	—	(a)
Dividend Growth Fund	May 1, 2021 – April 30, 2023 May 1, 2023 – April 30, 2024	—	—	0.17(g)	(c)
Dividend Growth Fund—Advisor Class	June 1, 2023 – April 30, 2024	1.09	—	—	(b)
Dividend Growth Fund—Advisor Class	May 1, 2023 – April 30, 2024	—	—	0.17(g)	(c)
Dividend Growth Fund—I Class	May 1, 2023 – April 30, 2024	—	0.05	—	(a)
Dividend Growth Fund—I Class	May 1, 2021 – April 30, 2023 May 1, 2023 – April 30, 2024	—	—	0.17(g)	(c)
Dynamic Credit Fund	October 1, 2019 – April 30, 2021 May 1, 2021 – April 30, 2023	0.63	—	—	(b)
Dynamic Credit Fund—I Class	January 10, 2019 – April 30, 2021 May 1, 2021 – April 30, 2023	—	0.05	—	(a)
Dynamic Global Bond Fund	May 1, 2019 – April 30, 2021 May1, 2021 – April 30, 2022	0.75	—	—	(b)
Dynamic Global Bond Fund—Advisor Class	May 1, 2019 – April 30, 2021 May 1, 2022 – April 30, 2024	0.90	—	—	(b)
Dynamic Global Bond Fund—I Class	May 1, 2022 – April 30, 2024	—	0.05	—	(a)

Fund	Limitation Period	Total Expense Ratio Limitation %[1]	Operating Expense Limitation %[2]	Management Fee Limitation %[3]	Reimbursement Date
Emerging Markets Bond Fund—Advisor Class	May 1, 2020 – September 30, 2021	1.20	—	—	(b)
Emerging Markets Bond Fund—Advisor Class	May 1, 2022 – April 30, 2024	1.15	—	—	(b)
Emerging Markets Bond Fund—I Class	May 1, 2020 – September 30, 2021	—	0.05	—	(a)
Emerging Markets Bond Fund—I Class	May 1, 2022 – April 30, 2024	—	0.01	—	(a)
Emerging Markets Corporate Bond Fund	October 1, 2019 – April 30, 2021 May 1, 2021 – September 30, 2021	0.97	—	—	(b)
Emerging Markets Corporate Bond Fund	May 1, 2022 – April 30, 2024	0.88	—	—	(b)
Emerging Markets Corporate Bond Fund—Advisor Class	May 1, 2019 – April 30, 2021 May 1, 2021 – September 30, 2021	1.25	—	—	(b)
Emerging Markets Corporate Bond Fund—Advisor Class	May 1, 2022 – April 30, 2024	1.16	—	—	(b)
Emerging Markets Corporate Bond Fund—I Class	May 1, 2022 – April 30, 2024	—	0.05	—	(a)
Emerging Markets Local Currency Bond Fund—Advisor Class	May 1, 2020 – September 30, 2021	1.20	—	—	(b)
Emerging Markets Local Currency Bond Fund—Advisor Class	May 1, 2022 – April 30, 2024	1.10	—	—	(b)
Emerging Markets Local Currency Bond Fund—I Class	May 1, 2022 – April 30, 2024	—	0.05	—	(a)
Equity Income Fund—Advisor Class	June 1, 2023 – April 30, 2024	1.13	—	—	(b)
Equity Income Fund—I Class	May 1, 2022 – April 30, 2024	—	0.05	—	(a)
Equity Income Fund—R Class	June 1, 2023 – April 30, 2024	1.38	—	—	(b)
Equity Index 500 Fund	May 1, 2022 – April 30, 2024	0.21	—	—	(b)
Equity Index 500 Fund—I Class	May 1, 2022 – April 30, 2024	—	0.00	—	(a)
Extended Equity Market Index Fund	August 1, 2021 – April 30, 2024	0.25	—	—	(b)
Financial Services Fund	September 1, 2021 – April 30, 2023	0.83	—	—	(b)
Financial Services Fund—I Class	May 1, 2019 – April 30, 2021 May1, 2021 – April 30, 2023	—	0.05	—	(a)
Global Consumer Fund	May 1, 2019 – April 30, 2021 May 1, 2021 – April 30, 2023	1.05	—	—	(b)
Global High Income Bond Fund	October 1, 2019 – April 30, 2021 May 1, 2021 – September 30, 2021	0.79	—	—	(b)
Global High Income Bond Fund	May 1, 2022 – April 30, 2024	0.75	—	—	(b)
Global High Income Bond Fund—Advisor Class	May 1, 2019 – April 30, 2021 May 1, 2021 – September 30, 2021	1.00	—	—	(b)
Global High Income Bond Fund—Advisor Class	May 1, 2022 – April 30, 2024	0.96	—	—	(b)
Global High Income Bond Fund—I Class	May 1, 2022 – April 30, 2024	—	0.05	—	(a)
Global Industrials Fund	May 1, 2021 – April 30, 2023	1.05	—	—	(b)
Global Industrials Fund—I Class	May 1, 2019 – April 30, 2021 May 1, 2021 – April 30, 2023	—	0.05	—	(a)
Global Real Estate Fund	October 1, 2019 – April 30, 2021 May 1, 2021 – April 30, 2023	0.95	—	—	(b)
Global Real Estate Fund—Advisor Class	May 1, 2019 – April 30, 2021 May 1, 2021 – April 30, 2023	1.15	—	—	(b)
Global Real Estate Fund—I Class	May 1, 2019 – April 30, 2021 May 1, 2021 – April 30, 2023	—	0.05	—	(a)

Fund	Limitation Period	Total Expense Ratio Limitation %[1]	Operating Expense Limitation %[2]	Management Fee Limitation %[3]	Reimbursement Date
Global Technology Fund—I Class	May 1, 2019 – April 30, 2021 May 1, 2021 – April 30, 2023	—	0.05	—	(a)
Growth Stock Fund—Advisor Class	June 1 2023 – April 30, 2024	1.11	—	—	(b)
Growth Stock Fund—I Class	May 1 2022 – April 30, 2024	—	0.05	—	(a)
Growth Stock Fund—R Class	June 1 2023 – April 30, 2024	1.36	—	—	(b)
Health Sciences Fund	May 1, 2021 – April 30, 2023 May 1, 2023 – April 30, 2024	—	—	0.2975(h)	(c)
Health Sciences Fund—I Class	May 1, 2023 – April 30, 2024	—	0.05	—	(a)
Health Sciences Fund—I Class	May 1, 2021 – April 30, 2023 May 1, 2023 – April 30, 2024	—	—	0.2975(h)	(c)
International Bond Fund	September 1, 2021 – April 30, 2023	0.67	—	—	(b)
International Bond Fund—I Class	May 1, 2022 – April 30, 2023	—	0.05	—	(a)
International Bond Fund (USD Hedged)—Advisor Class	May 1, 2022 – April 30, 2024	0.99	—	—	(b)
International Bond Fund (USD Hedged)—I Class	May 1, 2022 – April 30, 2024	—	0.05	—	(a)
Large-Cap Growth Fund	May 1, 2022 – April 30, 2024	0.70	—	—	(b)
Large-Cap Growth Fund	May 1, 2021 – April 30, 2023 May 1, 2023 – April 30, 2024	—	—	0.221(h)	(c)
Large-Cap Growth Fund—I Class	May 1, 2022 – April 30, 2024	—	0.05	—	(a)
Large-Cap Growth Fund—I Class	May 1, 2021 – April 30, 2023 May 1, 2023 – April 30, 2024	—	—	0.221(h)	(c)
Large-Cap Value Fund	May 1, 2022 – April 30, 2024	0.70	—	—	(b)
Large-Cap Value Fund—I Class	May 1, 2022 – April 30, 2024	—	0.05	—	(a)
Mid-Cap Growth Fund—Advisor Class	June 1, 2023 – April 30, 2024	1.21	—	—	(b)
Mid-Cap Growth Fund—I Class	May 1, 2022 – April 30, 2024	—	0.05		(a)
Mid-Cap Growth Fund—R Class	June 1, 2023 – April 30, 2024	1.46	—	—	(b)
Mid-Cap Index Fund	May 1, 2020 – April 30, 2022	0.30	—	—	(b)
Mid-Cap Index Fund	August 1, 2021 – April 30, 2024	0.27	—	—	(b)
Mid-Cap Value Fund—Advisor Class	June 1, 2023 – April 30, 2024	1.24	—	—	(b)
Mid-Cap Value Fund—I Class	May 1, 2022 – April 30, 2024	—	0.05	—	(a)
Mid-Cap Value Fund—R Class	June 1, 2023 – April 30, 2024	1.49	—	—	(b)
Mid-Cap Index Fund—I Class	May 1, 2022 – April 30, 2024	—	0.05	—	(a)
New Era Fund—I Class	May 1, 2022 – April 30, 2024	—	0.05	—	(a)
New Horizons Fund	May1, 2021 – April 30, 2023 May1, 2023 – April 30, 2024	—	—	0.2975(h)	(c)
New Horizons Fund—I Class	May 1, 2022 – April 30, 2024	—	0.05	—	(a)
New Horizons Fund—I Class	May 1, 2021 – April 30, 2023 May 1, 2023 – April 30, 2024	—	—	0.2975(h)	(c)
Real Assets Fund	September 1, 2021 – April 30, 2023	0.99	—	—	(b)
Real Assets Fund—Advisor Class	June 1, 2023 – April 30, 2024	1.19	—	—	(b)
Real Assets Fund—I Class	May 1, 2022 – April 30, 2024	—	0.05	—	(a)
Science & Technology Fund—Advisor Class	June 1, 2023 – April 30, 2024	1.24	—	—	(b)
Science & Technology Fund—I Class	May 1, 2022 – April 30, 2024	—	0.05	—	(a)
Small-Cap Index Fund	August 1, 2021 – April 30, 2024	0.29	—	—	(b)

Fund	Limitation Period	Total Expense Ratio Limitation %[1]	Operating Expense Limitation %[2]	Management Fee Limitation %[3]	Reimbursement Date
Small-Cap Index Fund—I Class	May 1, 2022 – April 30, 2024	—	0.05	—	(a)
Small-Cap Stock Fund—Advisor Class	June 1, 2023 – April 30, 2024	1.34	—	—	(b)
Small-Cap Stock Fund—I Class	May 1, 2022 – April 30, 2024	—	0.05	—	(a)
Small-Cap Value Fund—Advisor Class	June 1, 2023 – April 30, 2024	1.24	—	—	(b)
Small-Cap Value Fund—I Class	May 1, 2022 – April 30, 2024	—	0.05	—	(a)
Total Equity Market Index Fund	August 1, 2021 – April 30, 2024	0.22	—	—	(b)
U.S. Equity Research Fund—Advisor Class	October 1, 2019 – April 30, 2022	0.97	—	—	(b)
U.S. Equity Research Fund—Advisor Class	June 1, 2023 – April 30, 2024	0.93	—	—	(b)
U.S. Equity Research Fund—I Class	November 1, 2019 – April 30, 2022 May 1, 2022 – April 30, 2024	—	0.05	—	(a)
U.S. Equity Research Fund—R Class	October 1, 2019 – April 30, 2022	1.31	—	—	(b)
U.S. Equity Research Fund—R Class	June 1, 2023 – April 30, 2024	1.18	—	—	(b)
U.S. Large-Cap Core Fund	May 1, 2021 – April 30, 2023	0.64	—	—	(b)
U.S. Large-Cap Core Fund—I Class	May 1, 2019 – April 30, 2021 May 1, 2021 – April 30, 2023	—	0.05	—	(a)
Value Fund	May 1, 2020 – April 30, 2021 May 1, 2021 – April 30, 2023 May 1, 2023 – April 30, 2024	—	—	0.2975(e)	(c)
Value Fund—Advisor Class	June 1, 2023 – April 30, 2024	1.17	—	—	(b)
Value Fund—Advisor Class	May 1, 2023 – April 30, 2024	—	—	0.2975(e)	(c)
Value Fund—I Class	May 1, 2023 – April 30, 2024	—	0.05	—	(a)
Value Fund—I Class	May 1, 2020 – April 30, 2021 May 1, 2021 – April 30, 2023 May 1, 2023 – April 30, 2024	—	—	0.2975(e)	(c)

Funds with a 2/28 Fiscal Year-End

Fund	Limitation Period	Total Expense Ratio Limitation %[1]	Operating Expense Limitation %[2]	Management Fee Limitation %[3]	Reimbursement Date
California Tax-Free Bond Fund—I Class	July 1, 2021 – June 30, 2023	—	0.05	—	(a)
Georgia Tax-Free Bond Fund	September 1, 2021 – June 30, 2023	0.56	—	—	(b)
Georgia Tax-Free Bond Fund—I Class	July 1, 2021 – June 30, 2023	—	0.05	—	(a)
Intermediate Tax-Free High Yield Fund	July 1, 2021 – September 30, 2021 October 1, 2021 – June 30, 2023	0.59 0.45	—	—	(b)
Intermediate Tax-Free High Yield Fund—I Class	July 1, 2021 – June 30, 2023	—	0.05	—	(a)
Maryland Short-Term Tax-Free Bond Fund	October 1, 2019 – June 30, 2022	0.53	—	—	(b)
Maryland Short-Term Tax-Free Bond Fund—I Class	July 1, 2021 – June 30, 2022	—	0.05	—	(a)
Maryland Tax-Free Bond Fund	October 1, 2021 – June 30, 2023	0.49	—	—	(b)
Maryland Tax-Free Bond Fund—I Class	July 1, 2021 – June 30, 2023	—	0.05	—	(a)
Maryland Tax-Free Money Fund	October 1, 2021 – June 30, 2023	0.41	—	—	(b)

Fund	Limitation Period	Total Expense Ratio Limitation %[1]	Operating Expense Limitation %[2]	Management Fee Limitation %[3]	Reimbursement Date
Maryland Tax-Free Money Fund—I Class	July 1, 2021 – June 30, 2023	—	0.05	—	(a)
New Jersey Tax-Free Bond Fund	October 1, 2021 – June 30, 2023	0.57	—	—	(b)
New Jersey Tax-Free Bond Fund—I Class	July 1, 2021 – June 30, 2023	—	0.05	—	(a)
New York Tax-Free Bond Fund	October 1, 2021 – June 30, 2023	0.53	—	—	(b)
New York Tax-Free Bond Fund—I Class	July 1, 2021 – June 30, 2023	—	0.05	—	(a)
Tax-Efficient Equity Fund—I Class	July 1, 2021 – June 30, 2023	—	0.05	—	(a)
Tax-Exempt Money Fund	June 1, 2020 – June 30, 2022	0.45	—	—	(b)
Tax-Exempt Money Fund—I Class	July 1, 2021 – June 30, 2022	—	0.05	—	(a)
Tax-Free High Yield Fund	July 1, 2022 – June 30, 2023	—	—	0.49	(c)
Tax-Free High Yield Fund—Advisor Class	July 1, 2022 – June 30, 2023	—	—	0.49	(c)
Tax-Free High Yield Fund—I Class	July 1, 2022 – June 30, 2023	—	—	0.49	(c)
Tax-Free High Yield Fund—I Class	July 1, 2021 – June 30, 2023	—	0.05	—	(a)
Tax-Free Income Fund	October 1, 2021 – June 30, 2023	0.53	—	—	(b)
Tax-Free Income Fund—I Class	July 1, 2021 – June 30, 2023	—	0.05	—	(a)
Tax-Free Short-Intermediate Fund—I Class	July 1, 2021 – June 30, 2023	—	0.05	—	(a)
Virginia Tax-Free Bond Fund—I Class	July 1, 2021 – June 30, 2023	—	0.05	—	(a)

Funds with a 5/31 Fiscal Year-End

Fund	Limitation Period	Total Expense Ratio Limitation %[1]	Operating Expense Limitation %[2]	Management Fee Limitation %[3]	Reimbursement Date
Corporate Income Fund	September 1, 2021 – September 30, 2023	0.59	—	—	(b)
Corporate Income Fund—I Class	October 1, 2020 – September 30, 2022 October 1, 2022 – September 30, 2023	—	0.05	—	(a)
Credit Opportunities Fund	October 1, 2020 – September 30, 2021	0.90	—	—	(b)
Credit Opportunities Fund	October 1, 2021 – September 30, 2023	0.81	—	—	(b)
Credit Opportunities Fund—Advisor Class	October 1, 2020 – September 30, 2021	1.00	—	—	(b)
Credit Opportunities Fund—Advisor Class	October 1, 2021 – September 30, 2023	0.91	—	—	(b)
Credit Opportunities Fund—I Class	October 1, 2019 – September 30, 2021 October 1, 2021 – September 30, 2023	—	0.01	—	(a)
Floating Rate Fund—Advisor Class	October 1, 2019 – September 30, 2021 October 1, 2021 – September 30, 2023	0.95	—	—	(b)
Floating Rate Fund—I Class	October 1, 2019 – September 30, 2021 October 1, 2021 – September 30, 2023	—	0.05	—	(a)
Global Multi-Sector Bond Fund	September 1, 2021 – September 30, 2023	0.65	—	—	(b)
Global Multi-Sector Bond Fund—Advisor Class	October 1, 2019 – September 30, 2021	0.95	—	—	(b)
Global Multi-Sector Bond Fund—Advisor Class	October 1, 2021 – September 30, 2023	0.93	—	—	(b)
Global Multi-Sector Bond Fund—I Class	October 1, 2020 – September 30, 2021 October 1, 2021 – September 30, 2023	—	0.01	—	(a)

Fund	Limitation Period	Total Expense Ratio Limitation %[1]	Operating Expense Limitation %[2]	Management Fee Limitation %[3]	Reimbursement Date
GNMA Fund	September 1, 2021 – September 30, 2023	0.62	—	—	(b)
GNMA Fund—I Class	October 1, 2019 – September 30, 2021 October 1, 2021 – September 30, 2023	—	0.05	—	(a)
Government Money Fund	October 1, 2020 – March 31, 2021	—	—	0.25	(c)
Government Money Fund—I Class	October 1, 2019 – September 30, 2021 October 1, 2021 – September 30, 2023	—	0.05	—	(a)
Government Money Fund—I Class	October 1, 2020 – March 31, 2021	—	—	0.25	(c)
High Yield Fund	September 1, 2021 – September 30, 2023	0.70	—	—	(b)
High Yield Fund—I Class	October 1, 2019 – September 30, 2021 October 1, 2021 – September 30, 2023	—	0.05	—	(a)
Inflation Protected Bond Fund	October 1, 2019 – September 30, 2021 October 1, 2021 – September 30, 2023	0.41	—	—	(b)
Inflation Protected Bond Fund	October 1, 2021 – September 30, 2022 October 1, 2022 – September 30, 2023	—	—	0.17	(c)
Inflation Protected Bond Fund—I Class	October 1, 2020 – September 30, 2021 October 1, 2021 – September 30, 2023	—	0.05	—	(a)
Inflation Protected Bond Fund—I Class	October 1, 2020 – September 30, 2021 October 1, 2021 – September 30, 2022 October 1, 2022 – September 30, 2023	—	—	0.17	(c)
Limited Duration Inflation Focused Bond Fund	October 1, 2020 – September 30, 2021 October 1, 2021 – September 30, 2022 October 1, 2022 – September 30, 2023	—	—	0.25	(c)
Limited Duration Inflation Focused Bond Fund—I Class	October 1, 2019 – September 30, 2021 October 1, 2021 – September 30, 2023	—	0.05	—	(a)
Limited Duration Inflation Focused Bond Fund—I Class	October 1, 2021 – September 30, 2022 October 1, 2022 – September 30, 2023	—	—	0.25	(c)
New Income Fund	September 1, 2021 – September 30, 2023	0.44	—	—	(b)
New Income Fund	October 1, 2020 – September 30, 2021	—	—	0.0765(e)	(c)
New Income Fund	October 1, 2021 – September 30, 2022 October 1, 2022 – September 30, 2023	—	—	0.0255(e)	(c)
New Income Fund—Advisor Class	October 1, 2020 – September 30, 2021	—	—	0.0765(e)	(c)
New Income Fund—Advisor Class	October 1, 2021 – September 30, 2022 October 1, 2022 – September 30, 2023	—	—	0.0255(e)	(c)
New Income Fund—I Class	October 1, 2019 – September 30, 2021 October 1, 2021 – September 30, 2023	—	0.05	—	(a)
New Income Fund—I Class	October 1, 2020 – September 30, 2021	—	—	0.0765(e)	(c)
New Income Fund—I Class	October 1, 2021 – September 30, 2022 October 1, 2022 – September 30, 2023	—	—	0.0255(e)	(c)
New Income Fund—R Class	October 1, 2020 – September 30, 2021	1.15	—	—	(b)
New Income Fund—R Class	October 1, 2020 – September 30, 2021	—	—	0.0765(e)	(c)
New Income Fund—R Class	October 1, 2021 – September 30, 2022 October 1, 2022 – September 30, 2023	—	—	0.0255(e)	(c)
New Income Fund—R Class	October 1, 2021 – September 30, 2023	1.08	—	—	(b)
Short Duration Income Fund	October 1, 2020 – September 30, 2023	0.40	—	—	(b)
Short Duration Income Fund—I Class	October 1, 2020 – September 30, 2023	—	0.01	—	(a)
Short-Term Bond Fund—I Class	October 1, 2020 – September 30, 2022	—	0.05	—	(a)
Spectrum Conservative Allocation Fund—I Class	October 1, 2020 – September 30, 2022	—	0.05	—	(a)
Spectrum Moderate Allocation Fund—I Class	October 1, 2018 – September 30, 2020 October 1, 2020 – September 30, 2022	—	0.05	—	(a)
Spectrum Moderate Growth Allocation Fund—I Class	October 1, 2020 – September 30, 2022	—	0.05	—	(a)

Fund	Limitation Period	Total Expense Ratio Limitation %[1]	Operating Expense Limitation %[2]	Management Fee Limitation %[3]	Reimbursement Date
Total Return Fund	October 1, 2019 – September 30, 2021	0.53	—	—	(b)
Total Return Fund	October 1, 2021 – September 30, 2023	0.46	—	—	(b)
Total Return Fund—Advisor Class	October 1, 2018 – September 30, 2020 October 1, 2020 – September 30, 2021	0.82	—	—	(b)
Total Return Fund—Advisor Class	October 1, 2021 – September 30, 2023	0.75	—	—	(b)
Total Return Fund—I Class	September 1, 2021 – September 30, 2023	—	0.02	—	(a)
U.S. High Yield Fund	October 1, 2019 – September 30, 2021	0.79	—	—	(b)
U.S. High Yield Fund	October 1, 2021 – September 30, 2023	0.75	—	—	(b)
U.S. High Yield Fund—Advisor Class	October 1, 2019 – September 30, 2021	0.94	—	—	(b)
U.S. High Yield Fund—Advisor Class	October 1, 2021 – September 30, 2023	0.90	—	—	(b)
U.S. High Yield Fund—I Class	October 1, 2019 – September 30, 2021 October 1, 2021 – September 30, 2023	—	0.05	—	(a)
U.S. Limited Duration TIPS Index Fund	August 14, 2020 – September 30, 2022	0.21	—	—	(b)
U.S. Limited Duration TIPS Index Fund—I Class	August 14, 2020 – September 30, 2022	—	0.05	—	(a)
U.S. Treasury Intermediate Index Fund	October 1, 2020 – September 30, 2021	—	—	0.15	(c)
U.S. Treasury Intermediate Index Fund—I Class	October 1, 2019 – September 30, 2021 October 1, 2021 – September 30, 2023	—	0.05	—	(a)
U.S. Treasury Intermediate Index Fund—I Class	October 1, 2020 – September 30, 2021	—	—	0.15	(c)
U.S. Treasury Long-Term Index Fund	October 1, 2020 – September 30, 2021	—	—	0.15	(c)
U.S. Treasury Long-Term Index Fund	September 1, 2021 – September 30, 2023	0.29	—	—	(b)
U.S. Treasury Long-Term Index Fund—I Class	October 1, 2019 – September 30, 2021 October 1, 2021 – September 30, 2023	—	0.05	—	(a)
U.S. Treasury Long-Term Index Fund—I Class	October 1, 2020 – September 30, 2021	—	—	0.15	(c)
U.S. Treasury Money Fund	October 1, 2019 – September 30, 2020 October 1, 2020 – March 31, 2021	—	—	0.25	(c)
U.S. Treasury Money Fund—I Class	October 1, 2019 – September 30, 2021 October 1, 2021 – September 30, 2023	—	0.05	—	(a)
U.S. Treasury Money Fund—I Class	October 1, 2020 – March 31, 2021	—	—	0.25	(c)
Ultra Short-Term Bond Fund	October 1, 2019 – September 30, 2021	0.35	—	—	(b)
Ultra Short-Term Bond Fund	July 1, 2019 – September 30, 2021	—	—	0.20	(c)
Ultra Short-Term Bond Fund	October 1, 2021 – September 30, 2023	0.31	—	—	(b)
Ultra Short-Term Bond Fund—I Class	October 1, 2019 – September 30, 2021 October 1, 2021 – September 30, 2023	—	0.05	—	(a)
Ultra Short-Term Bond Fund—I Class	July 1, 2019 – September 30, 2021	—	—	0.20	(c)

1 T. Rowe Price has agreed to waive its fees and/or bear any expenses (excluding interest; taxes; brokerage, and other expenses that are capitalized in accordance with generally accepted accounting principles; extraordinary expenses; and acquired fund fees and expenses) that would cause the class’ total ratio of expenses to average daily net assets to exceed the percentage indicated.

2 T. Rowe Price has agreed to pay or reimburse the operating expenses of the class excluding management fees; interest, expenses relating to borrowings, taxes, and brokerage; nonrecurring, extraordinary expenses; and acquired fund fees and expenses (“Class-Level Operating Expenses”) to the extent the Class-Level Operating Expenses exceed the percentage indicated.

3 T. Rowe Price has agreed to waive a portion of its management fee in order to limit the fund’s management fee to the percentage indicated of the fund’s average daily net assets. The agreement may be terminated at any time after the expiration of the current expense limitation with approval by the fund’s Board of Directors.

(a) No reimbursement will be made more than three years after the payment of Class-Level Operating Expenses.

(b) No reimbursement will be made more than three years after any waiver or payment.

(c) Fees waived under this agreement are not subject to reimbursement to T. Rowe Price by the fund.

(d) This Fund Fee rate, when combined with the Group Fee rate, is applied to assets equal to or greater than $27.5 billion.

(e) This Fund Fee rate, when combined with the Group Fee rate, is applied to assets equal to or greater than $20 billion.

(f) In April 2020, the fund began charging an all-inclusive management fee based on the fund’s average daily net assets. As a result, although the expense limitation agreement will still be in effect, the fund is not expected to waive any expenses pursuant to the agreement.

(g) This Fund Fee rate, when combined with the Group Fee rate, is applied to assets equal to or greater than $25 billion.

(h) This Fund Fee rate, when combined with the Group Fee rate, is applied to assets equal to or greater than $40 billion.

Indefinite Expense Limitation Arrangements

The following table sets forth contractual expense limitations for the Price Funds that are expected to remain in place indefinitely. Fees waived and expenses borne by T. Rowe Price are subject to reimbursement by the fund (or class) through the indicated reimbursement date, provided no reimbursement will be made if it would result in a fund’s (or class’) expense ratio exceeding its applicable limitation at the time of the waiver/payment or reimbursement, whichever is lower.

Fund	Limitation Period	Total Expense Ratio Limitation %[1]	Management Fee Limitation %[2]	Reimbursement Date
International Equity Index Fund	Effective October 1, 2021	0.45	—	(a)
QM U.S. Bond Index Fund	Effective October 1, 2020	0.30	—	(a)
Summit Municipal Income Fund	Effective March 1, 2019	0.50	—	(a)
Summit Municipal Income Fund—Advisor Class	Effective March 1, 2019	0.50	—	(a)
Summit Municipal Income Fund—I Class	Effective March 1, 2019	0.50	—	(a)
Summit Municipal Intermediate Fund	Effective March 1, 2019	0.50	—	(a)
Summit Municipal Intermediate Fund—Advisor Class	Effective March 1, 2019	0.50	—	(a)
Summit Municipal Intermediate Fund—I Class	Effective March 1, 2019	0.50	—	(a)
Total Return Fund—I Class	Effective September 1, 2020	0.40	—	(a)
U.S. Equity Research Fund	Effective November 1, 2019	—	0.33	(b)
U.S. Equity Research Fund—Advisor Class	Effective November 1, 2019	—	0.33	(b)
U.S. Equity Research Fund—I Class	Effective November 1, 2019	—	0.33	(b)
U.S. Equity Research Fund—R Class	Effective November 1, 2019	—	0.33	(b)

1 T. Rowe Price has agreed to waive its fees and/or bear any expenses, including but not limited to management fees, but excluding interest; expenses related to borrowings, taxes, and brokerage; nonrecurring, extraordinary expenses; and acquired fund fees and expenses, or reimburse fund or class, to the extent the fund’s or class’ total ratio of expenses to average daily net assets to exceed the percentage indicated (on an annualized basis).

2 T. Rowe Price has contractually agreed to permanently waive any portion of the management fee in order to limit the management fee rate. This agreement can only be modified or terminated with approval by the Board.

(a) No reimbursement will be made more than three years after any waiver or payment.

(b) Fees waived under this agreement are not subject to reimbursement.

Management Related Services

In addition to the management fee, the funds (other than the All-Inclusive Fee Funds) pay for the following: shareholder service expenses; custodial, accounting, legal, and audit fees; costs of preparing and printing prospectuses and reports sent to shareholders; registration fees and expenses; proxy and annual meeting expenses (if any); and directors’ fees and expenses.

T. Rowe Price Services, Inc. (Services), a wholly owned subsidiary of T. Rowe Price, acts as the funds’ transfer and dividend disbursing agent and provides shareholder and administrative services. T. Rowe Price Retirement Plan Services, Inc. (RPS), also a wholly owned subsidiary of T. Rowe Price, provides recordkeeping, sub-transfer agency, and administrative services for certain types of retirement plans investing in the funds. Pursuant to an agreement between the Price Funds and Services, the fees paid by the funds to Services are based on the costs to Services of providing these services plus a return on capital employed in support of the services.

Pursuant to an agreement between applicable Price Funds and RPS, the fees paid to RPS are based on the percentage of Price Fund assets for which RPS provides recordkeeping and sub-transfer agency services. The fees paid to Services and RPS are set forth in each fund’s shareholder report under “Related Party Transactions.” The address for Services and RPS is 100 East Pratt Street, Baltimore, Maryland 21202.

Pursuant to an agreement between T. Rowe Price and BNY Mellon, BNY Mellon provides a variety of non-discretionary portfolio accounting and investment operations functions, including but not limited to trade support, security pricing unrelated to fair valuation, non-discretionary aspects of corporate actions, and collateral management functions, to T. Rowe Price for the benefit of Price Funds. The fees paid by T. Rowe Price to BNY Mellon under this agreement are based on a combination of flat, asset-based, and transaction fees.

T. Rowe Price, under a separate agreement with the Price Funds, provides accounting services to the funds. Certain accounting services are provided to the Price Funds by T. Rowe Price and certain accounting services are provided to the Price Funds by BNY Mellon, subject to the oversight of T. Rowe Price. The following table shows the fees paid by the funds for accounting services during the fiscal years indicated.

Fund	Fiscal Year Ended
	2/28/23	2/28/22	2/28/21
California Tax-Free Bond Fund	$96,000	$136,000	$117,000
California Tax-Free Bond Fund—I Class	84,000	36,000	26,000
Floating Rate Multi-Sector Account Portfolio	—	—	—
Georgia Tax-Free Bond Fund	84,000	101,000	89,000
Georgia Tax-Free Bond Fund—I Class	95,000	69,000	54,000
Intermediate Tax-Free High Yield Fund	55,000	114,000	106,000
Intermediate Tax-Free High Yield Fund—I Class	122,000	54,000	34,000
Maryland Short-Term Tax-Free Bond Fund	75,000	120,000	107,000
Maryland Short-Term Tax-Free Bond Fund—I Class	103,000	49,000	34,000
Maryland Tax-Free Bond Fund	88,000	141,000	123,000
Maryland Tax-Free Bond Fund—I Class	99,000	39,000	27,000
Maryland Tax-Free Money Fund	40,000	84,000	74,000
Maryland Tax-Free Money Fund—I Class	128,000	75,000	57,000
Mortgage-Backed Securities Multi-Sector Account Portfolio	—	—	—
New Jersey Tax-Free Bond Fund	117,000	152,000	131,000
New Jersey Tax-Free Bond Fund—I Class	62,000	19,000	11,000
New York Tax-Free Bond Fund	90,000	143,000	122,000
New York Tax-Free Bond Fund—I Class	89,000	28,000	20,000
Tax-Efficient Equity Fund	68,000	132,000	120,000
Tax-Efficient Equity Fund—I Class	112,000	41,000	22,000
Tax-Exempt Money Fund	46,000	120,000	82,000
Tax-Exempt Money Fund—I Class	112,000	64,000	41,000
Tax-Free High Yield Fund	105,000	147,000	124,000
Tax-Free High Yield Fund—Advisor Class	(a)	(a)	(a)
Tax-Free High Yield Fund—I Class	92,000	44,000	34,000
Tax-Free Income Fund	70,000	110,000	94,000
Tax-Free Income Fund—Advisor Class	4,000	6,000	22,000
Tax-Free Income Fund—I Class	112,000	65,000	34,000
Tax-Free Short-Intermediate Fund	90,000	118,000	103,000
Tax-Free Short-Intermediate Fund—Advisor Class	(a)	(a)	(a)
Tax-Free Short-Intermediate Fund—I Class	95,000	60,000	44,000

Fund	Fiscal Year Ended
	2/28/23	2/28/22	2/28/21
Virginia Tax-Free Bond Fund	101,000	136,000	115,000
Virginia Tax-Free Bond Fund—I Class	82,000	40,000	31,000

(a) Less than $1,000.

Fund	Fiscal Year Ended
	5/31/23	5/31/22	5/31/21
Corporate Income Fund	$49,000	$84,000	$130,000
Corporate Income Fund—I Class	50,000	15,000	4,000
Corporate Income Fund—Z Class	87,000	79,000	12,000
Credit Opportunities Fund	83,000	117,000	91,000
Credit Opportunities Fund—Advisor Class	(b)	(b)	(b)
Credit Opportunities Fund—I Class	103,000	59,000	51,000
Floating Rate Fund	80,000	65,000	61,000
Floating Rate Fund—Advisor Class	1,000	1,000	(b)
Floating Rate Fund—I Class	44,000	23,000	10,000
Floating Rate Fund—Z Class	81,000	102,000	79,000
Global Multi-Sector Bond Fund	109,000	137,000	121,000
Global Multi-Sector Bond Fund—Advisor Class	2,000	2,000	2,000
Global Multi-Sector Bond Fund—I Class	81,000	43,000	24,000
GNMA Fund	57,000	87,000	133,000
GNMA Fund—I Class	34,000	12,000	4,000
GNMA Fund—Z Class	98,000	81,000	11,000
Government Money Fund	162,000	189,000	163,000
Government Money Fund—I Class	51,000	22,000	10,000
Government Reserve Fund	245,000	263,000	191,000
High Yield Fund	35,000	54,000	68,000
High Yield Fund—Advisor Class	1,000	1,000	3,000
High Yield Fund—I Class	80,000	60,000	40,000
High Yield Fund—Z Class	97,000	97,000	63,000
Inflation Protected Bond Fund	106,000	139,000	128,000
Inflation Protected Bond Fund—I Class	81,000	39,000	17,000
Inflation Protected Bond Fund—Z Class	(b)	(b)	(b)
Institutional Floating Rate Fund	183,000	160,000	104,000
Institutional Floating Rate Fund—F Class	22,000	20,000	23,000
Institutional Floating Rate Fund—Z Class	4,000	20,000	27,000
Institutional High Yield Fund	190,000	176,000	138,000
Institutional Long Duration Credit Fund	185,000	175,000	143,000
Limited Duration Inflation Focused Bond Fund	13,000	23,000	35,000
Limited Duration Inflation Focused Bond Fund—I Class	19,000	6,000	8,000
Limited Duration Inflation Focused Bond Fund—Z Class	182,000	188,000	128,000
New Income Fund	14,000	32,000	42,000

Fund	Fiscal Year Ended
	5/31/23	5/31/22	5/31/21
New Income Fund—Advisor Class	(b)	(b)	(b)
New Income Fund—I Class	43,000	29,000	28,000
New Income Fund—R Class	(b)	(b)	(b)
New Income Fund—Z Class	194,000	205,000	150,000
Retirement 2005 Fund	103,000	101,000	82,000
Retirement 2005 Fund—Advisor Class	4,000	4,000	3,000
Retirement 2005 Fund—I Class	(a)	(a)	(a)
Retirement 2005 Fund—R Class	4,000	4,000	3,000
Retirement 2010 Fund	101,000	98,000	79,000
Retirement 2010 Fund—Advisor Class	6,000	7,000	10,000
Retirement 2010 Fund—I Class	(a)	(a)	(a)
Retirement 2010 Fund—R Class	4,000	4,000	7,000
Retirement 2015 Fund	120,000	119,000	96,000
Retirement 2015 Fund—Advisor Class	6,000	7,000	6,000
Retirement 2015 Fund—I Class	(a)	(a)	(a)
Retirement 2015 Fund—R Class	4,000	5,000	4,000
Retirement 2020 Fund	112,000	111,000	93,000
Retirement 2020 Fund—Advisor Class	10,000	11,000	10,000
Retirement 2020 Fund—I Class	(a)	(a)	(a)
Retirement 2020 Fund—R Class	8,000	8,000	7,000
Retirement 2025 Fund	112,000	112,000	95,000
Retirement 2025 Fund—Advisor Class	9,000	10,000	9,000
Retirement 2025 Fund—I Class	(a)	(a)	(a)
Retirement 2025 Fund—R Class	9,000	9,000	7,000
Retirement 2030 Fund	106,000	105,000	90,000
Retirement 2030 Fund—Advisor Class	13,000	14,000	12,000
Retirement 2030 Fund—I Class	(a)	(a)	(a)
Retirement 2030 Fund—R Class	11,000	11,000	9,000
Retirement 2035 Fund	108,000	108,000	92,000
Retirement 2035 Fund—Advisor Class	11,000	11,000	10,000
Retirement 2035 Fund—I Class	(a)	(a)	(a)
Retirement 2035 Fund—R Class	11,000	11,000	9,000
Retirement 2040 Fund	104,000	103,000	88,000
Retirement 2040 Fund—Advisor Class	14,000	15,000	13,000
Retirement 2040 Fund—I Class	(a)	(a)	(a)
Retirement 2040 Fund—R Class	13,000	12,000	10,000
Retirement 2045 Fund	105,000	105,000	90,000
Retirement 2045 Fund—Advisor Class	12,000	13,000	11,000
Retirement 2045 Fund—I Class	(a)	(a)	(a)
Retirement 2045 Fund—R Class	12,000	12,000	10,000
Retirement 2050 Fund	97,000	97,000	84,000

Fund	Fiscal Year Ended
	5/31/23	5/31/22	5/31/21
Retirement 2050 Fund—Advisor Class	17,000	18,000	15,000
Retirement 2050 Fund—I Class	(a)	(a)	(a)
Retirement 2050 Fund—R Class	16,000	16,000	12,000
Retirement 2055 Fund	103,000	85,000	68,000
Retirement 2055 Fund—Advisor Class	16,000	14,000	11,000
Retirement 2055 Fund—I Class	(a)	(a)	(a)
Retirement 2055 Fund—R Class	16,000	13,000	10,000
Retirement 2060 Fund	103,000	86,000	70,000
Retirement 2060 Fund—Advisor Class	16,000	14,000	10,000
Retirement 2060 Fund—I Class	(a)	(a)	(a)
Retirement 2060 Fund—R Class	15,000	12,000	9,000
Retirement 2065 Fund	103,000	104,000	50,000
Retirement 2065 Fund—Advisor Class	5,000	3,000	3,000
Retirement 2065 Fund—I Class	(a)	(a)	(a)
Retirement 2065 Fund—R Class	3,000	2,000	2,000
Retirement Balanced Fund	98,000	95,000	74,000
Retirement Balanced Fund—Advisor Class	6,000	6,000	6,000
Retirement Balanced Fund—I Class	(a)	(a)	(a)
Retirement Balanced Fund—R Class	8,000	8,000	8,000
Retirement Blend 2005 Fund	26,000	68,000	(a)
Retirement Blend 2005 Fund—I Class	86,000	19,000	(a)
Retirement Blend 2010 Fund	61,000	65,000	(a)
Retirement Blend 2010 Fund—I Class	51,000	21,000	(a)
Retirement Blend 2015 Fund	43,000	61,000	(a)
Retirement Blend 2015 Fund—I Class	69,000	25,000	(a)
Retirement Blend 2020 Fund	55,000	41,000	(a)
Retirement Blend 2020 Fund—I Class	57,000	46,000	(a)
Retirement Blend 2025 Fund	64,000	58,000	(a)
Retirement Blend 2025 Fund—I Class	49,000	29,000	(a)
Retirement Blend 2030 Fund	65,000	55,000	(a)
Retirement Blend 2030 Fund—I Class	47,000	32,000	(a)
Retirement Blend 2035 Fund	65,000	49,000	(a)
Retirement Blend 2035 Fund—I Class	47,000	37,000	(a)
Retirement Blend 2040 Fund	76,000	62,000	(a)
Retirement Blend 2040 Fund—I Class	37,000	25,000	(a)
Retirement Blend 2045 Fund	75,000	70,000	(a)
Retirement Blend 2045 Fund—I Class	38,000	16,000	(a)
Retirement Blend 2050 Fund	72,000	62,000	(a)
Retirement Blend 2050 Fund—I Class	41,000	25,000	(a)
Retirement Blend 2055 Fund	70,000	70,000	(a)
Retirement Blend 2055 Fund—I Class	43,000	17,000	(a)

Fund	Fiscal Year Ended
	5/31/23	5/31/22	5/31/21
Retirement Blend 2060 Fund	64,000	70,000	(a)
Retirement Blend 2060 Fund—I Class	48,000	17,000	(a)
Retirement Blend 2065 Fund	57,000	74,000	(a)
Retirement Blend 2065 Fund—I Class	55,000	12,000	(a)
Short Duration Income Fund	116,000	158,000	65,000
Short Duration Income Fund—I Class	67,000	20,000	(b)
Short-Term Bond Fund	69,000	103,000	119,000
Short-Term Bond Fund—Advisor Class	(b)	1,000	(b)
Short-Term Bond Fund—I Class	128,000	89,000	43,000
Short-Term Bond Fund—Z Class	7,000	8,000	1,000
Spectrum Conservative Allocation Fund	104,000	143,000	126,000
Spectrum Conservative Allocation Fund—I Class	93,000	47,000	25,000
Spectrum Moderate Allocation Fund	105,000	136,000	123,000
Spectrum Moderate Allocation Fund—I Class	93,000	54,000	29,000
Spectrum Moderate Growth Allocation Fund	95,000	129,000	133,000
Spectrum Moderate Growth Allocation—I Class	106,000	64,000	22,000
Target 2005 Fund	49,000	82,000	78,000
Target 2005 Fund—Advisor Class	(b)	(b)	(b)
Target 2005 Fund—I Class	62,000	26,000	10,000
Target 2010 Fund	54,000	78,000	76,000
Target 2010 Fund—Advisor Class	1,000	2,000	2,000
Target 2010 Fund—I Class	56,000	29,000	11,000
Target 2015 Fund	50,000	78,000	75,000
Target 2015 Fund—Advisor Class	1,000	1,000	1,000
Target 2015 Fund—I Class	60,000	30,000	12,000
Target 2020 Fund	51,000	70,000	66,000
Target 2020 Fund—Advisor Class	2,000	5,000	5,000
Target 2020 Fund—I Class	58,000	34,000	17,000
Target 2025 Fund	44,000	63,000	61,000
Target 2025 Fund—Advisor Class	1,000	2,000	3,000
Target 2025 Fund—I Class	66,000	44,000	24,000
Target 2030 Fund	42,000	57,000	57,000
Target 2030 Fund—Advisor Class	1,000	3,000	4,000
Target 2030 Fund—I Class	68,000	49,000	27,000
Target 2035 Fund	42,000	55,000	55,000
Target 2035 Fund—Advisor Class	1,000	2,000	2,000
Target 2035 Fund—I Class	68,000	52,000	32,000
Target 2040 Fund	47,000	58,000	57,000
Target 2040 Fund—Advisor Class	2,000	3,000	3,000
Target 2040 Fund—I Class	62,000	48,000	28,000
Target 2045 Fund	34,000	44,000	47,000

Fund	Fiscal Year Ended
	5/31/23	5/31/22	5/31/21
Target 2045 Fund—Advisor Class	2,000	3,000	3,000
Target 2045 Fund—I Class	76,000	62,000	38,000
Target 2050 Fund	45,000	52,000	52,000
Target 2050 Fund—Advisor Class	2,000	4,000	3,000
Target 2050 Fund—I Class	64,000	53,000	33,000
Target 2055 Fund	40,000	47,000	50,000
Target 2055 Fund—Advisor Class	3,000	5,000	4,000
Target 2055 Fund—I Class	69,000	57,000	35,000
Target 2060 Fund	57,000	65,000	63,000
Target 2060 Fund—Advisor Class	3,000	4,000	4,000
Target 2060 Fund—I Class	51,000	40,000	21,000
Target 2065 Fund	38,000	67,000	42,000
Target 2065 Fund—Advisor Class	1,000	3,000	7,000
Target 2065 Fund—I Class	72,000	40,000	7,000
Total Return Fund	27,000	37,000	85,000
Total Return Fund—Advisor Class	(b)	(b)	(b)
Total Return Fund—I Class	160,000	132,000	67,000
Treasury Reserve Fund	186,000	180,000	145,000
U.S. High Yield Fund	97,000	134,000	124,000
U.S. High Yield Fund—Advisor Class	2,000	4,000	5,000
U.S. High Yield Fund—I Class	85,000	39,000	16,000
U.S. Limited Duration TIPS Index Fund	2,000	3,000	6,000
U.S. Limited Duration TIPS Index Fund—I Class	187,000	181,000	74,000
U.S. Limited Duration TIPS Index Fund—Z Class	2,000	(b)	1,000
U.S. Treasury Intermediate Index Fund	152,000	152,000	133,000
U.S. Treasury Intermediate Index Fund—I Class	34,000	28,000	15,000
U.S. Treasury Intermediate Index Fund—Z Class	(b)	(b)	(b)
U.S. Treasury Long-Term Index Fund	9,000	20,000	32,000
U.S. Treasury Long-Term Index Fund—I Class	15,000	10,000	6,000
U.S. Treasury Long-Term Index Fund—Z Class	177,000	161,000	114,000
U.S. Treasury Money Fund	84,000	98,000	103,000
U.S. Treasury Money Fund—I Class	59,000	45,000	28,000
U.S. Treasury Money Fund—Z Class	83,000	73,000	41,000
Ultra Short-Term Bond Fund	124,000	148,000	131,000
Ultra Short-Term Bond Fund—I Class	72,000	48,000	24,000
Ultra Short-Term Bond Fund—Z Class	(b)	(b)	(b)

(a) Prior to commencement of operations.

(b) Less than $1,000.

(c) Paid by underlying Price Funds pursuant to the Special Servicing Agreement.

Fund	Fiscal Year Ended
	10/31/23	10/31/22	10/31/21
Africa & Middle East Fund	$112,000	$117,000	$100,000
Africa & Middle East Fund—I Class	53,000	52,000	45,000
Africa & Middle East Fund—Z Class	13,000	12,000	8,000
Asia Opportunities Fund	91,000	90,000	99,000
Asia Opportunities Fund—Advisor Class	(a)	(a)	(a)
Asia Opportunities Fund—I Class	86,000	91,000	54,000
Cash Reserves Fund	183,000	186,000	159,000
China Evolution Equity Fund	72,000	93,000	131,000
China Evolution Equity Fund—I Class	106,000	87,000	22,000
Emerging Europe Fund	145,000	149,000	139,000
Emerging Europe Fund—I Class	22,000	19,000	5,000
Emerging Europe Fund—Z Class	11,000	12,000	8,000
Emerging Markets Discovery Stock Fund	3,000	4,000	13,000
Emerging Markets Discovery Stock Fund—Advisor Class	(a)	(a)	(a)
Emerging Markets Discovery Stock Fund—I Class	15,000	14,000	11,000
Emerging Markets Discovery Stock Fund—Z Class	175,000	179,000	135,000
Emerging Markets Stock Fund	43,000	65,000	59,000
Emerging Markets Stock Fund—I Class	52,000	61,000	53,000
Emerging Markets Stock Fund—Z Class	101,000	98,000	93,000
European Stock Fund	94,000	110,000	124,000
European Stock Fund—I Class	41,000	29,000	7,000
European Stock Fund—Z Class	43,000	46,000	26,000
Global Allocation Fund	135,000	150,000	134,000
Global Allocation Fund—Advisor Class	1,000	1,000	1,000
Global Allocation Fund—I Class	50,000	41,000	21,000
Global Impact Equity Fund	109,000	131,000	92,000
Global Impact Equity Fund—I Class	66,000	50,000	5,000
Global Growth Stock Fund	64,000	70,000	70,000
Global Growth Stock Fund—Advisor Class	3,000	2,000	2,000
Global Growth Stock Fund—I Class	114,000	115,000	85,000
Global Stock Fund	99,000	122,000	120,000
Global Stock Fund—Advisor Class	2,000	2,000	1,000
Global Stock Fund—I Class	90,000	86,000	62,000
Global Value Equity	145,000	78,000	53,000
Global Value Equity Fund—I Class	32,000	103,000	99,000
Institutional Emerging Markets Equity Fund	179,000	188,000	160,000
Institutional International Disciplined Equity Fund	178,000	182,000	153,000
International Disciplined Equity Fund	41,000	39,000	33,000
International Disciplined Equity Fund—Advisor Class	2,000	2,000	1,000
International Disciplined Equity Fund—I Class	135,000	141,000	120,000
International Discovery Fund	87,000	108,000	111,000

Fund	Fiscal Year Ended
	10/31/23	10/31/22	10/31/21
International Discovery Fund—I Class	106,000	109,000	82,000
International Discovery Fund—Z Class	4,000	4,000	2,000
International Equity Index Fund	162,000	177,000	154,000
International Equity Index Fund—Z Class	17,000	6,000	(a)
International Stock Fund	27,000	38,000	46,000
International Stock Fund—Advisor Class	(a)	(a)	(a)
International Stock Fund—I Class	55,000	38,000	29,000
International Stock Fund—R Class	(a)	(a)	(a)
International Stock Fund—Z Class	139,000	163,000	145,000
International Value Equity Fund	7,000	7,000	9,000
International Value Equity Fund—Advisor Class	(a)	(a)	(a)
International Value Equity Fund—I Class	17,000	16,000	11,000
International Value Equity Fund—R Class	(a)	(a)	(a)
International Value Equity Fund—Z Class	186,000	211,000	183,000
Japan Fund	100,000	114,000	105,000
Japan Fund—I Class	46,000	40,000	38,000
Japan Fund—Z Class	32,000	29,000	14,000
Latin America Fund	131,000	147,000	143,000
Latin America Fund—I Class	41,000	27,000	6,000
Latin America Fund—Z Class	7,000	8,000	4,000
Multi-Strategy Total Return Fund	18,000	31,000	116,000
Multi-Strategy Total Return Fund—I Class	163,000	151,000	37,000
New Asia Fund	83,000	105,000	120,000
New Asia Fund—I Class	90,000	77,000	43,000
New Asia Fund—Z Class	12,000	14,000	8,000
Overseas Stock Fund	63,000	76,000	59,000
Overseas Stock Fund—Advisor Class	5,000	1,000	(a)
Overseas Stock Fund—I Class	61,000	64,000	54,000
Overseas Stock Fund—Z Class	117,000	132,000	128,000
QM U.S. Bond Index Fund	94,000	121,000	138,000
QM U.S. Bond Index Fund—I Class	79,000	64,000	21,000
QM U.S. Bond Index Fund—Z Class	7,000	2,000	(a)
Summit Municipal Income Fund	78,000	93,000	108,000
Summit Municipal Income Fund—Advisor Class	(a)	(a)	(a)
Summit Municipal Income Fund—I Class	103,000	100,000	55,000
Summit Municipal Intermediate Fund	81,000	93,000	90,000
Summit Municipal Intermediate Fund—Advisor Class	(a)	(a)	(a)
Summit Municipal Intermediate Fund—I Class	112.,000	116,000	86,000

(a) Less than $1,000.

Fund	Fiscal Year Ended
	12/31/22	12/31/21	12/31/20
All-Cap Opportunities Fund	$128,000	$140,000	$124,000
All-Cap Opportunities Fund—Advisor Class	5,000	6,000	7,000
All-Cap Opportunities Fund—I Class	81,000	49,000	36,000
Balanced Fund	126,000	145,000	135,000
Balanced Fund—I Class	75,000	36,000	27,000
Blue Chip Growth Fund	271,000	341,000	278,000
Blue Chip Growth Fund—Advisor Class	15,000	19,000	20,000
Blue Chip Growth Fund—I Class	228,000	211,000	145,000
Blue Chip Growth Fund—R Class	6,000	7,000	6,000
Blue Chip Growth Fund—Z Class	3,000	2,000	(a)
Capital Appreciation and Income Fund	(a)	(a)	(a)
Capital Appreciation and Income Fund—I Class	(a)	(a)	(a)
Capital Appreciation Fund	237,000	283,000	234,000
Capital Appreciation Fund—Advisor Class	6,000	6,000	6,000
Capital Appreciation Fund—I Class	141,000	81,000	52,000
Communications & Technology Fund	149,000	193,000	162,000
Communications & Technology Fund—I Class	68,000	17,000	12,000
Diversified Mid-Cap Growth Fund	110,000	131,000	121,000
Diversified Mid-Cap Growth Fund—I Class	77,000	38,000	31,000
Dividend Growth Fund	152,000	157,000	141,000
Dividend Growth Fund—Advisor Class	5,000	5,000	4,000
Dividend Growth Fund—I Class	104,000	74,000	60,000
Dividend Growth Fund—Z Class	6,000	5,000	(a)
Dynamic Credit Fund	160,000	108,000	103,000
Dynamic Credit Fund—I Class	21,000	51,000	42,000
Dynamic Credit Fund—Z Class	(a)	(a)	(a)
Dynamic Global Bond Fund	11,000	8,000	47,000
Dynamic Global Bond Fund—Advisor Class	(b)	(b)	(b)
Dynamic Global Bond Fund—I Class	30,000	24,000	30,000
Dynamic Global Bond Fund—Z Class	159,000	145,000	85,000
Emerging Markets Bond Fund	30,000	42,000	79,000
Emerging Markets Bond Fund—Advisor Class	(b)	(b)	(b)
Emerging Markets Bond Fund—I Class	24,000	16,000	21,000
Emerging Markets Bond Fund—Z Class	143,000	121,000	65,000
Emerging Markets Corporate Bond Fund	45,000	50,000	50,000
Emerging Markets Corporate Bond Fund—Advisor Class	(b)	(b)	(b)
Emerging Markets Corporate Bond Fund—I Class	139,000	112,000	96,000
Emerging Markets Local Currency Bond Fund	20,000	46,000	120,000
Emerging Markets Local Currency Bond Fund—Advisor Class	(b)	(b)	(b)
Emerging Markets Local Currency Bond Fund—I Class	47,000	41,000	27,000

Fund	Fiscal Year Ended
	12/31/22	12/31/21	12/31/20
Emerging Markets Local Currency Bond Fund—Z Class	115,000	74,000	(a)
Equity Income Fund	144,000	183,000	169,000
Equity Income Fund—Advisor Class	2,000	2,000	2,000
Equity Income Fund—I Class	90,000	35,000	38,000
Equity Income Fund—R Class	(b)	(b)	(b)
Equity Income Fund—Z Class	17,000	14,000	(a)
Equity Index 500 Fund	78,000	90,000	127,000
Equity Index 500 Fund—I Class	64,000	29,000	23,000
Equity Index 500 Fund—Z Class	158,000	182,000	111,000
Extended Equity Market Index Fund	184,000	164,000	148,000
Financial Services Fund	133,000	140,000	133,000
Financial Services Fund—I Class	55,000	24,000	15,000
Global Consumer Fund	180,000	159,000	145,000
Global High Income Bond Fund	47,000	80,000	94,000
Global High Income Bond Fund—Advisor Class	(b)	(b)	1,000
Global High Income Bond Fund—I Class	134,000	79,000	51,000
Global Industrials Fund	97,000	124,000	135,000
Global Industrials Fund—I Class	84,000	36,000	10,000
Global Real Estate Fund	121,000	135,000	121,000
Global Real Estate Fund—Advisor Class	9,000	9,000	11,000
Global Real Estate Fund—I Class	51,000	15,000	14,000
Global Technology Fund	139,000	171,000	146,000
Global Technology Fund—I Class	66,000	28,000	19,000
Growth Stock Fund	130,000	174,000	171,000
Growth Stock Fund—Advisor Class	17,000	19,000	17,000
Growth Stock Fund—I Class	126,000	107,000	90,000
Growth Stock Fund—R Class	6,000	7,000	6,000
Growth Stock Fund—Z Class	154,000	156,000	86,000
Health Sciences Fund	173,000	213,000	179,000
Health Sciences Fund—I Class	76,000	25,000	18,000
Hedged Equity Fund	(a)	(a)	(a)
Hedged Equity Fund—I Class	(a)	(a)	(a)
Hedged Equity Fund—Z Class	(a)	(a)	(a)
Institutional Emerging Markets Bond Fund	182,000	160,000	147,000
Institutional Large-Cap Core Growth Fund	200,000	186,000	162,000
Institutional Mid-Cap Equity Growth Fund	202,000	192,000	173,000
Institutional Small-Cap Stock Fund	200,000	187,000	164,000
Integrated Global Equity Fund	144,000	151,000	137,000
Integrated Global Equity Fund—I Class	32,000	6,000	6,000
Integrated U.S. Large-Cap Value Equity Fund	125,000	150,000	136,000

Fund	Fiscal Year Ended
	12/31/22	12/31/21	12/31/20
Integrated U.S. Large-Cap Value Equity Fund —Advisor Class	1,000	(b)	2,000
Integrated U.S. Large-Cap Value Equity Fund—I Class	53,000	8,000	8,000
Integrated U.S. Small-Cap Growth Equity Fund	110,000	115,000	103,000
Integrated U.S. Small-Cap Growth Equity Fund—Advisor Class	(b)	(b)	(b)
Integrated U.S. Small-Cap Growth Equity Fund—I Class	100,000	88,000	73,000
Integrated U.S. Small-Mid Cap Core Equity Fund	84,000	115,000	117,000
Integrated U.S. Small-Mid Cap Core Equity Fund —Advisor Class	(b)	(b)	1,000
Integrated U.S. Small-Mid Cap Core Equity Fund—I Class	96,000	44,000	27,000
International Bond Fund	57,000	73,000	95,000
International Bond Fund—Advisor Class	(b)	(b)	(b)
International Bond Fund—I Class	75,000	52,000	53,000
International Bond Fund—Z Class	52,000	38,000	(b)
International Bond Fund (USD Hedged)	4,000	9,000	54,000
International Bond Fund (USD Hedged)—Advisor Class	(b)	(b)	(b)
International Bond Fund (USD Hedged)—I Class	24,000	15,000	23,000
International Bond Fund (USD Hedged)—Z Class	176,000	159,000	93,000
Large-Cap Growth Fund	4,000	3,000	(b)
Large-Cap Growth Fund—I Class	260,000	256,000	204,000
Large-Cap Value Fund	5,000	2,000	(b)
Large-Cap Value Fund—I Class	190,000	172,000	156,000
Mid-Cap Growth Fund	148,000	193,000	173,000
Mid-Cap Growth Fund—Advisor Class	3,000	4,000	6,000
Mid-Cap Growth Fund—I Class	111,000	78,000	61,000
Mid-Cap Growth Fund—R Class	(b)	(b)	(b)
Mid-Cap Growth Fund—Z Class	50,000	49,000	28,000
Mid-Cap Index Fund	(b)	27,000	136,000
Mid-Cap Index Fund—I Class	165,000	130,000	7,000
Mid-Cap Index Fund—Z Class	15,000	1,000	2,000
Mid-Cap Value Fund	77,000	89,000	95,000
Mid-Cap Value Fund—Advisor Class	1,000	2,000	3,000
Mid-Cap Value Fund—I Class	71,000	43,000	37,000
Mid-Cap Value Fund—R Class	2,000	2,000	2,000
Mid-Cap Value Fund—Z Class	85,000	87,000	50,000
New Era Fund	89,000	93,000	84,000
New Era Fund—I Class	104,000	78,000	71,000
New Horizons Fund	150,000	210,000	177,000
New Horizons Fund—I Class	134,000	88,000	66,000
New Horizons Fund—Z Class	25,000	29,000	20,000
Real Assets Fund	9,000	12,000	50,000
Real Assets Fund—I Class	23,000	18,000	23,000

Fund	Fiscal Year Ended
	12/31/22	12/31/21	12/31/20
Real Assets Fund—Z Class	171,000	148,000	84,000
Real Estate Fund	132,000	137,000	114,000
Real Estate Fund—Advisor Class	3,000	3,000	10,000
Real Estate Fund—I Class	52,000	24,000	28,000
Retirement Income 2020 Fund	109,000	100,000	89,000
Retirement Income 2020 Fund—I Class	(a)	(a)	(a)
Retirement Income 2025 Fund	(a)	(a)	(a)
Retirement Income 2025 Fund—I Class	(a)	(a)	(a)
Science & Technology Fund	144,000	181,000	149,000
Science & Technology Fund—Advisor Class	2,000	2,000	8,000
Science & Technology Fund—I Class	62,000	19,000	14,000
Small-Cap Index Fund	(b)	26,000	135,000
Small-Cap Index Fund—I Class	166,000	131,000	7,000
Small-Cap Index Fund—Z Class	15,000	1,000	3,000
Small-Cap Stock Fund	73,000	94,000	104,000
Small-Cap Stock Fund—Advisor Class	2,000	2,000	2,000
Small-Cap Stock Fund—I Class	69,000	41,000	33,000
Small-Cap Stock Fund—Z Class	76,000	72,000	41,000
Small-Cap Value Fund	106,000	118,000	112,000
Small-Cap Value Fund—Advisor Class	2,000	2,000	2,000
Small-Cap Value Fund—I Class	58,000	32,000	29,000
Small-Cap Value Fund—Z Class	64,000	64,000	36,000
Spectrum Diversified Equity Fund	69,000	94,000	(c)
Spectrum Diversified Equity Fund—I Class	42,000	5,000	(a)
Spectrum Income Fund	64,000	94,000	(c)
Spectrum Income Fund—I Class	67,000	25,000	(a)
Spectrum International Equity Fund	58,000	93,000	(c)
Spectrum International Equity Fund—I Class	53,000	5,000	(a)
Total Equity Market Index Fund	189,000	169,000	153,000
Transition Fund	(b)	38,000	38,000(d)
U.S. Equity Research Fund	70,000	85,000	75,000
U.S. Equity Research Fund—Advisor Class	(b)	(b)	1,000
U.S. Equity Research Fund—I Class	90,000	106,000	74,000
U.S. Equity Research Fund—R Class	2,000	(b)	(b)
U.S. Equity Research Fund—Z Class	63,000	(b)	(a)
U.S. Large-Cap Core Fund	58,000	93,000	84,000
U.S. Large-Cap Core Fund—Advisor Class	(b)	(b)	2,000
U.S. Large-Cap Core Fund—I Class	34,000	9,000	8,000
U.S. Large-Cap Core Fund—Z Class	105,000	91,000	55,000

Fund	Fiscal Year Ended
	12/31/22	12/31/21	12/31/20
Value Fund	44,000	47,000	84,000
Value Fund—Advisor Class	2,000	2,000	2,000
Value Fund—I Class	45,000	27,000	30,000
Value Fund—Z Class	231,000	237,000	119,000

(a) Prior to commencement of operations.

(b) Less than $1,000.

(c) Paid by underlying Price Funds pursuant to the Special Servicing Agreement. Effective March 2021, this fee is no longer paid by underlying Price Funds.

(d) Data as of February 28, 2021, which is the fund’s previous fiscal year-end.

529 Plans

T. Rowe Price is the investment manager of several college savings plans established by states under Section 529 of the Code. Each plan has a number of portfolios that invest in underlying Price Funds including the Blue Chip Growth, Emerging Markets Bond, Emerging Markets Stock, Equity Income, Equity Index 500, Financial Services, Global Impact Equity, Health Sciences, High Yield, International Bond, International Equity Index, International Stock, International Value Equity, Limited Duration Inflation Focused Bond, Mid-Cap Growth, Mid-Cap Index, Mid-Cap Value, New Horizons, New Income, Overseas Stock, QM U.S. Bond Index, Real Assets, Science & Technology, Short-Term Bond, Small-Cap Index, Small-Cap Stock, Spectrum Income, Total Equity Market Index, Transition, U.S. Equity Research, U.S. Large-Cap Core, U.S. Limited Duration TIPS Index, U.S. Treasury Money, and Value Funds. Each portfolio establishes an omnibus account in the underlying Price Funds. Transfer agent and recordkeeping expenses incurred by the portfolios as a result of transactions by participants in the Section 529 college savings plans that invest in the Investor Class of certain Price Funds are paid for by the Investor Class of that underlying Price Fund under its agreement with its transfer agent, T. Rowe Price Services, Inc. The expenses borne by each underlying Price Fund are set forth in the shareholder report of the underlying Price Fund under “Related Party Transactions.”

THIRD-PARTY ARRANGEMENTS

Administrative Fee Payments

The Price Funds (other than I Class and Z Class shares; Institutional Funds, except for their F Class shares; Mid-Cap Index Fund; Multi-Sector Account Portfolios; Small-Cap Index Fund; and TRP Reserve Funds) have adopted an administrative fee payment (AFP) program that authorizes the funds to make payments to financial intermediaries for services provided on behalf of the funds. Under the AFP program, payments by a fund’s Investor Class (of up to 0.15% of its average daily net assets per year) may be made to retirement plans, retirement plan recordkeepers, insurance companies, banks, and broker-dealers which maintain omnibus accounts with the Funds for transfer agency, recordkeeping, and other administrative services. These services may include, but are not limited to: transmitting purchase and redemption orders; maintaining separate records for shareholders reflecting purchases, redemptions, and share balances; delivering shareholder confirmations, statements and tax forms; processing dividend payments; and providing support to respond to customers’ questions regarding their accounts. The Price Funds generally pay $10 per account up to a maximum of 0.15% of its average daily net assets per year for financial intermediaries that continue to maintain Price Fund assets in client-level networked accounts. Under the AFP program, the funds paid the amounts set forth below in the calendar year 2023, unless otherwise indicated.

Fund	Payment
Africa & Middle East Fund	$32,152
All-Cap Opportunities Fund	5,869,274
Asia Opportunities Fund	30,511
Balanced Fund	1,241,533
Blue Chip Growth Fund	29,288,816
California Tax-Free Bond Fund	371,244
Capital Appreciation Fund	31,797,824
Capital Appreciation and Income Fund	1,127

Fund	Payment
Cash Reserves Fund	427,444
China Evolution Equity Fund	6,846
Communications & Technology Fund	3,045,086
Corporate Income Fund	46,653
Credit Opportunities Fund	39,668
Diversified Mid-Cap Growth Fund	820,919
Dividend Growth Fund	13,317,537
Dynamic Credit Fund	10,710
Dynamic Global Bond Fund	503,412
Emerging Europe Fund	11,446
Emerging Markets Bond Fund	372,980
Emerging Markets Corporate Bond Fund	118,758
Emerging Markets Discovery Stock Fund	61,419
Emerging Markets Stock Fund	1,099,194
Emerging Markets Local Currency Bond Fund	24,160
Equity Income Fund	5,112,280
Equity Index 500 Fund	2,768,306
European Stock Fund	325,637
Extended Equity Market Index Fund	318,365
Financial Services Fund	642,300
Floating Rate Fund	1,742,036
GNMA Fund	75,691
Georgia Tax-Free Bond Fund	221,132
Global Allocation Fund	596,492
Global Consumer Fund	31,916
Global Growth Stock Fund	291,656
Global High Income Bond Fund	37,528
Global Impact Equity Fund	1,709
Global Industrials Fund	99,907
Global Multi-Sector Bond Fund	669,895
Global Real Estate Fund	28,798
Global Stock Fund	3,189,517
Global Technology Fund	1,816,888
Global Value Equity Fund	125,561
Government Money Fund	330,290
Government Reserve Fund	(a)
Growth Stock Fund	11,001,565
Health Sciences Fund	8,572,847
Hedged Equity Fund	3
High Yield Bond Fund	557,246
Inflation Protected Bond Fund	178,533
Institutional Emerging Markets Bond Fund	(a)
Institutional Emerging Markets Equity Fund	(a)
Institutional Floating Rate Fund	(a)
Institutional Floating Rate Fund—F Class	451,324
Institutional High Yield Fund	(a)
Institutional International Disciplined Equity Fund	(a)
Institutional Large-Cap Core Growth Fund	(a)
Institutional Long Duration Credit Fund	(a)
Institutional Mid-Cap Equity Growth Fund	(a)
Institutional Small-Cap Stock Fund	(a)
Integrated Global Equity Fund	5,408
Integrated U.S. Large-Cap Value Equity	9,109
Integrated U.S. Small-Cap Growth Equity Fund	4,032,798
Integrated U.S. Small & Mid-Cap Core Equity	121,890
Intermediate Tax Free High Yield Fund	21,666
International Bond Fund	152,243
International Bond Fund (USD Hedged)	28,307
International Disciplined Equity Fund	87,110
International Discovery Fund	2,974,965

Fund	Payment
International Equity Index Fund	229,802
International Stock Fund	877,628
International Value Equity Fund	331,524
Japan Fund	134,442
Large-Cap Growth Fund	233,859
Large-Cap Value Fund	72,162
Latin America Fund	149,646
Limited Duration Inflation Focused Bond Fund	78,955
Maryland Short-Term Tax-Free Bond Fund	58,378
Maryland Tax-Free Bond Fund	869,751
Maryland Tax-Free Money Fund	4,634
Mid-Cap Growth Fund	10,257,312
Mid-Cap Index Fund	(a)
Mid Cap Value Fund	3,478,171
Mortgage-Backed Securities Multi-Sector Account Portfolio	(a)
Multi-Strategy Total Return Fund	30,355
New Asia Fund	690,151
New Era Fund	759,440
New Horizons Fund	8,555,400
New Income Fund	216,980
New Jersey Tax Free Bond Fund	216,907
New York Tax-Free Bond Fund	144,470
Overseas Stock Fund	6,746,426
QM U.S. Bond Index Fund	485,283
Real Assets Fund	117,130
Real Estate Fund	420,591
Retirement 2005 Fund	252,943
Retirement 2010 Fund	765,226
Retirement 2015 Fund	1,142,309
Retirement 2020 Fund	4,178,369
Retirement 2025 Fund	5,725,377
Retirement 2030 Fund	8,410,458
Retirement 2035 Fund	5,862,688
Retirement 2040 Fund	6,760,423
Retirement 2045 Fund	4,376,299
Retirement 2050 Fund	4,218,150
Retirement 2055 Fund	2,552,598
Retirement 2060 Fund	1,104,518
Retirement 2065 Fund	78,530
Retirement Balanced Fund	697,616
Retirement Blend 2005 Fund	8
Retirement Blend 2010 Fund	2
Retirement Blend 2015 Fund	298
Retirement Blend 2020 Fund	2,073
Retirement Blend 2025 Fund	1,595
Retirement Blend 2030 Fund	1,226
Retirement Blend 2035 Fund	1,390
Retirement Blend 2040 Fund	944
Retirement Blend 2045 Fund	1,007
Retirement Blend 2050 Fund	390
Retirement Blend 2055 Fund	246
Retirement Blend 2060 Fund	488
Retirement Blend 2065 Fund	323
Retirement Income 2020 Fund	0
Retirement Income 2025 Fund	(b)
Science & Technology Fund	2,439,397
Short Duration Income Fund	6,880
Short-Term Bond Fund	1,006,966
Small-Cap Index Fund	(a)
Small-Cap Stock Fund	2,001,395

Fund	Payment
Small-Cap Value Fund	3,510,842
Spectrum Conservative Allocation Fund	667,762
Spectrum Diversified Equity Fund	598,721
Spectrum Income Fund	851,993
Spectrum International Equity Fund	508,699
Spectrum Moderate Allocation Fund	801,650
Spectrum Moderate Growth Allocation Fund	1,128,679
Summit Municipal Income Fund	1,373,894
Summit Municipal Intermediate Fund	2,954,812
Target 2005 Fund	4,556
Target 2010 Fund	10,045
Target 2015 Fund	18,778
Target 2020 Fund	51,399
Target 2025 Fund	108,888
Target 2030 Fund	121,768
Target 2035 Fund	114,336
Target 2040 Fund	108,341
Target 2045 Fund	75,195
Target 2050 Fund	88,677
Target 2055 Fund	49,002
Target 2060 Fund	47,595
Target 2065 Fund	3,585
Tax Efficient Equity Fund	285,297
Tax-Exempt Money Fund	21,547
Tax-Free High-Yield Fund	2,300,061
Tax-Free Income Fund	664,673
Tax-Free Short-Intermediate Fund	1,035,223
Total Equity Market Index Fund	691,528
Total Return Fund	71,090
Transition Fund	(a)
Treasury Reserve Fund	(a)
U.S. Equity Research Fund	3,092,119
U.S. High Yield Fund	130,264
U.S. Large-Cap Core Fund	781,004
U.S. Limited Duration TIPS Index Fund	2,236
U.S. Treasury Intermediate Index Fund	681,195
U.S. Treasury Long-Term Index Fund	107,633
U.S. Treasury Money Fund	796,441
Ultra Short-Term Bond Fund	1,872,383
Value Fund	3,049,737
Virginia Tax Free Bond Fund	690,527

(a) Not eligible to participate in AFP program.

(b) Prior to commencement of operations.

Each Advisor Class and R Class has adopted an AFP program under which various third parties, including third parties receiving 12b-1 payments, may receive administrative fee payments from the class (at an annual rate of up to 0.15% of the class’ average daily net assets) in addition to 12b-1 fees for providing, on behalf of the funds, various recordkeeping, transfer agency, and other administrative services. These services may include, but are not limited to: transmitting purchase and redemption orders; maintaining separate records for shareholders reflecting purchases, redemptions, and share balances; delivering shareholder confirmations, statements, and tax forms; processing dividend payments; and providing support to respond to customers’ questions regarding their accounts. Under this AFP program, the funds paid the amounts set forth below in the calendar year 2023, unless otherwise indicated.

Fund	Payment
All-Cap Opportunities Fund—Advisor Class	$229,467
Asia Opportunities Fund—Advisor Class	89
Blue Chip Growth Fund—Advisor Class	1,876,709
Blue Chip Growth Fund—R Class	962,353
Capital Appreciation Fund—Advisor Class	1,042,250

Fund	Payment
Credit Opportunities Fund—Advisor Class	189
Dividend Growth Fund—Advisor Class	522,464
Dynamic Global Bond Fund—Advisor Class	677
Emerging Markets Bond Fund—Advisor Class	145
Emerging Markets Discovery Stock Fund—Advisor Class	93
Emerging Markets Local Currency Bond Fund—Advisor Class	21
Emerging Markets Corporate Bond Fund—Advisor Class	218
Equity Income Fund—Advisor Class	214,033
Equity Income Fund—R Class	63,323
Floating Rate Fund—Advisor Class	19,864
Global Allocation Fund—Advisor Class	5,763
Global Growth Stock Fund—Advisor Class	21,154
Global High Income Bond Fund—Advisor Class	478
Global Multi-Sector Bond Fund—Advisor Class	22,690
Global Real Estate Fund—Advisor Class	5,739
Global Stock Fund—Advisor Class	68,915
Growth Stock Fund—Advisor Class	2,166,012
Growth Stock Fund—R Class	937,080
High Yield Fund—Advisor Class	25,327
Integrated U.S. Large-Cap Value Equity Fund—Advisor Class	151
Integrated U.S. Small-Cap Growth Equity Fund—Advisor Class	23,660
Integrated U.S. Small-Mid-Cap Core Equity Fund—Advisor Class	400
International Bond Fund—Advisor Class	3,709
International Bond Fund (USD Hedged)—Advisor Class	306
International Disciplined Equity Fund—Advisor Class	5,271
International Stock Fund—Advisor Class	19,156
International Stock Fund—R Class	12,656
International Value Equity Fund—Advisor Class	43,447
International Value Equity Fund—R Class	42,429
Mid-Cap Growth Fund—Advisor Class	354,905
Mid-Cap Growth Fund—R Class	45,651
Mid-Cap Value Fund—Advisor Class	95,883
Mid-Cap Value Fund—R Class	140,210
New Income Fund—Advisor Class	12,643
New Income Fund—R Class	1,533
Overseas Stock Fund—Advisor Class	687,818
Real Estate Fund—Advisor Class	21,476
Retirement 2005 Fund—Advisor Class	47,325
Retirement 2005 Fund—R Class	51,263
Retirement 2010 Fund—Advisor Class	214,853
Retirement 2010 Fund—R Class	133,466
Retirement 2015 Fund—Advisor Class	257,036
Retirement 2015 Fund—R Class	190,251
Retirement 2020 Fund—Advisor Class	1,118,701
Retirement 2020 Fund—R Class	939,769
Retirement 2025 Fund—Advisor Class	1,226,257
Retirement 2025 Fund—R Class	1,186,399
Retirement 2030 Fund—Advisor Class	2,341,638
Retirement 2030 Fund—R Class	2,131,255
Retirement 2035 Fund—Advisor Class	1,322,461
Retirement 2035 Fund—R Class	1,407,632
Retirement 2040 Fund—Advisor Class	1,888,646
Retirement 2040 Fund—R Class	1,789,333
Retirement 2045 Fund—Advisor Class	1,021,364
Retirement 2045 Fund—R Class	1,068,128
Retirement 2050 Fund—Advisor Class	1,279,153
Retirement 2050 Fund—R Class	1,223,936
Retirement 2055 Fund—Advisor Class	701,900
Retirement 2055 Fund—R Class	732,741
Retirement 2060 Fund—Advisor Class	307,122

Fund	Payment
Retirement 2060 Fund—R Class	292,032
Retirement 2065 Fund—Advisor Class	12,107
Retirement 2065 Fund—R Class	7,217
Retirement Balanced Fund—Advisor Class	121,007
Retirement Balanced Fund—R Class	176,181
Science & Technology Fund—Advisor Class	71,295
Short-Term Bond Fund—Advisor Class	10,926
Small-Cap Stock Fund—Advisor Class	84,764
Small-Cap Value Fund—Advisor Class	104,093
Summit Municipal Income Fund—Advisor Class	668
Summit Municipal Intermediate Fund—Advisor Class	6,705
Target 2005 Fund—Advisor Class	63
Target 2010 Fund—Advisor Class	575
Target 2015 Fund—Advisor Class	1,955
Target 2020 Fund—Advisor Class	9,734
Target 2025 Fund—Advisor Class	8,348
Target 2030 Fund—Advisor Class	9,491
Target 2035 Fund—Advisor Class	4,522
Target 2040 Fund—Advisor Class	7,487
Target 2045 Fund—Advisor Class	9,174
Target 2050 Fund—Advisor Class	6,912
Target 2055 Fund—Advisor Class	6,612
Target 2060 Fund—Advisor Class	4,160
Target 2065 Fund—Advisor Class	27
Tax-Free High Yield Fund—Advisor Class	7,837
Tax-Free Income Fund—Advisor Class	65,043
Tax-Free Short-Intermediate Fund—Advisor Class	3,452
Total Return Fund—Advisor Class	1,104
U.S. Equity Research Fund—Advisor Class	62,844
U.S. Equity Research Fund—R Class	140,172
U.S. High Yield Fund—Advisor Class	6,267
U.S. Large-Cap Core Fund—Advisor Class	15,627
Value Fund—Advisor Class	313,760

Additional Payments to Financial Intermediaries and Other Third Parties (All Funds)

In addition to shareholder servicing payments (including AFP) and the 12b-1 payments made by each Advisor Class and R Class, T. Rowe Price or its affiliates will, at their own expense and out of their own profits, provide additional compensation to certain financial intermediaries such as broker-dealers, registered investment advisers, banks, insurance companies, and retirement plan recordkeepers. These payments may be in the form of asset-based, transaction-based, or fixed-dollar payments in connection with the sale, distribution, marketing, and/or servicing of the Price Funds, commonly referred to as revenue-sharing (collectively “Additional Compensation”). The categories of Additional Compensation are described below. These categories are not mutually exclusive and T. Rowe Price or its affiliates may pay Additional Compensation for other types of services in the future. The same financial intermediaries may receive payments under one or more categories.

Marketing Support Payments T. Rowe Price or its affiliates will pay Additional Compensation for sales and marketing support activities to certain financial intermediaries in connection with their efforts to educate financial professionals and provide services that may facilitate, directly or indirectly, investment in the Price Funds. A financial intermediary’s marketing support services may include business planning assistance; advertising; educating financial intermediary personnel about the Price Funds and shareholder financial planning needs; placement on the financial intermediary’s sales platform; inclusion on a no-transaction fee fund list or preferred funds list; periodic sales reporting and data on the Price Funds; and access to sales meetings, sales representatives and management representatives of the financial intermediary. T. Rowe Price or its affiliates compensate financial intermediaries differently depending upon, among other factors, sales and asset levels, redemption rates and their level, and/or the type of marketing and educational activities provided by the financial intermediary.

Conference Support Payments Additional Compensation will include financial assistance to financial intermediaries that enable employees of T. Rowe Price or its affiliates to participate in and/or present at conferences or seminars, sales or training programs, client and investor events, co-operative advertising, newsletters, and other events. Additional Compensation amounts may vary depending upon the nature of the event. T. Rowe Price or its affiliates routinely sponsor and pay Additional Compensation in connection with due diligence meetings during which attendees receive updates on various Price Funds and are afforded the opportunity to speak with investment professionals, including portfolio managers. To the extent permitted by their firm’s policies and procedures, registered representatives’ expenses in attending these meetings, including lodging and transportation, may be covered by T. Rowe Price or its affiliates.

Administrative and Processing Support Payments T. Rowe Price provides Additional Compensation to financial intermediaries that will help facilitate rollovers from employer-sponsored retirement plans to individual retirement accounts; contribute to the costs of providing certain technology and data support services; reimburse certain transaction expenses, such as ticket charges for purchases or exchanges; and contribute to costs for ancillary services, such as setting up Price Funds on an intermediary’s mutual fund trading system/platform.

In addition, T. Rowe Price has a long-term strategic relationship with Charles Schwab & Co., Inc. (Schwab). Under this arrangement, T. Rowe Price will pay Additional Compensation in the form of asset-based payments to Schwab in exchange for Schwab, among other services, promoting certain Price Funds to Schwab’s retail clients and clients of investment advisers that custody assets at Schwab, including on schwab.com and other digital properties, access to Schwab representatives and advisers that custody their clients’ assets at Schwab and for the provision of additional marketing support opportunities.

Payments to Retirement Plans T. Rowe Price or its affiliated retirement plan recordkeeper, RPS, will pay Additional Compensation in circumstances where the Price Funds are offered as investment options in such plans to the extent that amounts collected by RPS for providing administrative and transfer agent services to the Price Funds exceed the RPS negotiated revenue requirements for servicing such plan. These payments are provided directly to the retirement plans. To the extent the amounts are not used to offset plan expenses, the amounts may be allocated to participant accounts.

The receipt of, or the prospect of receiving, Additional Compensation from T. Rowe Price and its affiliates may influence intermediaries, plan sponsors, and other third parties to offer or recommend Price Funds over other investment options for which an intermediary does not receive similar compensation (or receives lower levels of additional compensation). In addition, financial intermediaries that receive Additional Compensation may elevate the prominence of the Price Funds by, for example, placing the Price Funds on a list of preferred or recommended funds and/or provide preferential or enhanced opportunities to promote the Price Funds in various ways. Additional Compensation amounts are not paid by a fund directly; these arrangements do not increase fund expenses and will not change the price that an investor pays for shares of the Price Funds or the amount that a Price Fund receives to invest on behalf of an investor. However, T. Rowe Price’s revenues or profits may in part be derived from fees earned for services provided to and paid for by the Price Funds. Investors or prospective investors in the Price Funds should ask their financial intermediary for more information about any Additional Compensation it receives from T. Rowe Price or its affiliates.

DISTRIBUTOR FOR THE FUNDS

Investment Services, a Maryland corporation formed in 1980 as a wholly owned subsidiary of T. Rowe Price, serves as distributor for all Price Funds on a continuous basis. Investment Services is registered as a broker-dealer under the 1934 Act and is a member of the Financial Industry Regulatory Authority, Inc. (FINRA).

Investment Services is located at the same address as the funds and T. Rowe Price: 100 East Pratt Street, Baltimore, Maryland 21202.

Investment Services serves as distributor to the Price Funds, pursuant to an Underwriting Agreement (Underwriting Agreement), which provides that the funds (other than the All-Inclusive Fee Funds) will pay all fees and expenses in connection with necessary state filings; preparing, setting in type, printing, and mailing of prospectuses and shareholder reports to shareholders; and issuing shares, including expenses of confirming purchase orders. For the All-Inclusive Funds, the Underwriting Agreement provides that Investment Services will pay, or will arrange for others to pay, these fees and expenses.

The Underwriting Agreement also provides that Investment Services will pay all fees and expenses in connection with printing and distributing prospectuses and shareholder reports for use in offering and selling fund shares; preparing, setting in type, printing, and mailing all sales literature and advertising; Investment Services’ federal and state registrations as a broker-dealer; and offering and selling shares for each fund, except for those fees and expenses specifically assumed by the funds. Investment Services’ expenses are paid by T. Rowe Price.

Investment Services acts as the agent of the funds, in connection with the sale of fund shares in the various states in which Investment Services is qualified as a broker-dealer. Under the Underwriting Agreement, Investment Services accepts orders for fund shares at net asset value (NAV). Other than as described below with respect to the Advisor Class and R Class shares, no sales charges are paid by investors or the funds, and no compensation is paid to Investment Services. The Underwriting Agreement also allows Investment Services to enter into agreements with affiliated T. Rowe Price entities to offer and sell shares of the Price Funds, under limited conditions, to certain institutional investors outside the United States.

Advisor Class and R Class

Distribution and Shareholder Services Plan

The funds’ directors adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to each Advisor Class and R Class (each, a “Class”). Each plan provides that the Class may compensate Investment Services, or such other persons as the funds or Investment Services designates, to finance any or all of the distribution, shareholder servicing, maintenance of shareholder accounts, and/or other administrative services with respect to Class shares. It is expected that most, if not all, payments under each plan will be made (either directly, or indirectly through Investment Services) to intermediaries other than Investment Services such as broker-dealers, banks, insurance companies, and retirement plan recordkeepers. Under each plan, the Advisor Class pays a fee at the annual rate of up to 0.25% of that class’ average daily net assets and the R Class pays a fee at the annual rate of up to 0.50% of that class’ average net daily assets. Normally, the full amount of the fee is paid to the intermediary on shares sold through that intermediary; however, a lesser amount may be paid. In addition, the fee may be split among intermediaries based on the level of services provided by each. Intermediaries may use the payments for, among other purposes, compensating employees engaged in sales and/or shareholder servicing of the Class, as well as for a wide variety of other purposes associated with supporting, distributing, and servicing Class shares. The amount of fees paid by a Class during any year may be more or less than the cost of distribution and other services provided to the Class and its investors. FINRA rules limit the amount of annual distribution and service fees that may be paid by a mutual fund and impose a ceiling on the cumulative distribution fees paid. The plan complies with these rules.

The plan requires that Investment Services provide, or cause to be provided, a quarterly written report identifying the amounts expended by each Class and the purposes for which such expenditures were made to the fund directors for their review.

Prior to approving the plan, the fund directors considered various factors relating to the implementation of the plan and determined that there is a reasonable likelihood that the plan will benefit each fund, its Class, and the Class’ shareholders. The fund directors noted that to the extent the plan allows a fund to sell Class shares in markets to which it would not otherwise have access, the plan may result in additional sales of fund shares. This may enable a fund to achieve economies of scale that could reduce expenses. In addition, certain ongoing shareholder services may be provided more effectively by intermediaries with which shareholders have an existing relationship.

The plan is renewable from year to year with respect to each fund, as long as its continuance is approved at least annually (1) by the vote of a majority of the fund directors and (2) by a vote of the majority of the funds’ independent directors cast in person at a meeting called for the purpose of voting on such approval. The plan may not be amended to increase materially the amount of fees paid by any Class thereunder unless such amendment is approved by a majority vote of the outstanding shares of such Class and by the fund directors in the manner prescribed by Rule 12b-1 under the 1940 Act. The plan is terminable with respect to a Class at any time by a vote of a majority of the independent directors or by a majority vote of the outstanding shares in the Class.

Payments under the 12b-1 plans will still normally be made for funds that are closed to new investors. Such payments are made for the various services provided to existing investors by the intermediaries receiving such payments.

The following payments for the fiscal year indicated were made to intermediaries, including broker-dealers and insurance companies, for the distribution, shareholder servicing, maintenance of shareholder accounts, and/or other administrative services under the plan.

Fund	Fiscal Year Ended 2/28/23
Tax-Free High Yield Fund—Advisor Class	$16,000
Tax-Free Income Fund—Advisor Class	137,000
Tax-Free Short-Intermediate Fund—Advisor Class	10,000

Fund	Fiscal Year Ended 5/31/23
Credit Opportunities Fund—Advisor Class	(a)
Floating Rate Fund—Advisor Class	$49,000
Global Multi-Sector Bond Fund—Advisor Class	37,000
High Yield Fund—Advisor Class	47,000
New Income Fund—Advisor Class	28,000
New Income Fund—R Class	6,000
Retirement 2005 Fund—Advisor Class	85,000
Retirement 2005 Fund—R Class	184,000
Retirement 2010 Fund—Advisor Class	392,000
Retirement 2010 Fund—R Class	478,000
Retirement 2015 Fund—Advisor Class	481,000
Retirement 2015 Fund—R Class	685,000
Retirement 2020 Fund—Advisor Class	2,090,000
Retirement 2020 Fund—R Class	3,375,000
Retirement 2025 Fund—Advisor Class	2,215,000
Retirement 2025 Fund—R Class	4,095,000
Retirement 2030 Fund—Advisor Class	4,004,000
Retirement 2030 Fund—R Class	7,160,000
Retirement 2035 Fund—Advisor Class	2,242,000
Retirement 2035 Fund—R Class	4,577,000
Retirement 2040 Fund—Advisor Class	3,180,000
Retirement 2040 Fund—R Class	5,843,000
Retirement 2045 Fund—Advisor Class	1,695,000
Retirement 2045 Fund—R Class	3,415,000
Retirement 2050 Fund—Advisor Class	2,049,000
Retirement 2050 Fund—R Class	3,888,000
Retirement 2055 Fund—Advisor Class	1,111,000
Retirement 2055 Fund—R Class	2,260,000
Retirement 2060 Fund—Advisor Class	440,000
Retirement 2060 Fund—R Class	834,000
Retirement 2065 Fund—Advisor Class	13,000
Retirement 2065 Fund—R Class	17,000
Retirement Balanced Fund—Advisor Class	214,000

Fund	Fiscal Year Ended 5/31/23
Retirement Balanced Fund—R Class	608,000
Short-Term Bond Fund—Advisor Class	21,000
Target 2005 Fund—Advisor Class	(a)
Target 2010 Fund—Advisor Class	1,000
Target 2015 Fund—Advisor Class	3,000
Target 2020 Fund—Advisor Class	16,000
Target 2025 Fund—Advisor Class	14,000
Target 2030 Fund—Advisor Class	15,000
Target 2035 Fund—Advisor Class	7,000
Target 2040 Fund—Advisor Class	12,000
Target 2045 Fund—Advisor Class	14,000
Target 2050 Fund—Advisor Class	12,000
Target 2055 Fund—Advisor Class	11,000
Target 2060 Fund—Advisor Class	6,000
Target 2065 Fund—Advisor Class	(a)
Total Return Fund—Advisor Class	2,000
U.S. High Yield Fund—Advisor Class	12,000

(a) Less than $1,000.

Fund	Fiscal Year Ended 10/31/23
Asia Opportunities Fund—Advisor Class	$1,000
Emerging Markets Discovery Stock Fund—Advisor Class	(a)
Global Allocation Fund—Advisor Class	10,000
Global Growth Stock Fund—Advisor Class	35,000
Global Stock Fund—Advisor Class	112,000
International Disciplined Equity Fund—Advisor Class	8,000
International Stock Fund—Advisor Class	32,000
International Stock Fund—R Class	38,000
International Value Equity Fund—Advisor Class	72,000
International Value Equity Fund—R Class	165,000
Overseas Stock Fund—Advisor Class	1,146,000
Summit Municipal Income Fund—Advisor Class	1,000
Summit Municipal Intermediate Fund—Advisor Class	11,000

(a) Less than $1,000.

Fund	Fiscal Year Ended 12/31/22
All-Cap Opportunities Fund—Advisor Class	$406,000
Blue Chip Growth Fund—Advisor Class	4,934,000
Blue Chip Growth Fund—R Class	4,009,000
Capital Appreciation Fund—Advisor Class	1,710,000
Dividend Growth Fund—Advisor Class	893,000

Fund	Fiscal Year Ended 12/31/22
Dynamic Global Bond Fund—Advisor Class	(a)
Emerging Markets Bond Fund—Advisor Class	(a)
Emerging Markets Corporate Bond Fund—Advisor Class	1,000
Emerging Markets Local Currency Bond Fund—Advisor Class	(a)
Equity Income Fund—Advisor Class	409,000
Equity Income Fund—R Class	239,000
Global High Income Bond Fund—Advisor Class	(a)
Global Real Estate Fund—Advisor Class	12,000
Growth Stock Fund—Advisor Class	5,027,000
Growth Stock Fund—R Class	3,596,000
Integrated U.S. Large-Cap Value Equity Fund—Advisor Class	1,000
Integrated U.S. Small-Cap Growth Equity Fund—Advisor Class	50,000
Integrated U.S. Small-Mid Cap Core Equity Fund—Advisor Class	1,000
International Bond Fund—Advisor Class	9,000
International Bond Fund (USD Hedged)—Advisor Class	(a)
Mid-Cap Growth Fund—Advisor Class	789,000
Mid-Cap Growth Fund—R Class	202,000
Mid-Cap Value Fund—Advisor Class	205,000
Mid-Cap Value Fund—R Class	634,000
Real Estate Fund—Advisor Class	52,000
Science & Technology Fund—Advisor Class	116,000
Small-Cap Stock Fund—Advisor Class	191,000
Small-Cap Value Fund—Advisor Class	221,000
U.S. Equity Research Fund—Advisor Class	94,000
U.S. Equity Research Fund—R Class	407,000
U.S. Large-Cap Core Fund—Advisor Class	26,000
Value Fund—Advisor Class	503,000

(a) Less than $1,000

PORTFOLIO TRANSACTIONS

Investment or Brokerage Discretion

Decisions with respect to the selection, purchase, and sale of portfolio securities on behalf of all or a portion of the funds’ portfolios are made by the Price Advisers. The Price Advisers are responsible for implementing these decisions for the funds, including, where applicable, the negotiation of commissions, the allocation of portfolio brokerage and principal business, and the use of affiliates to assist in routing orders for execution. Each Price Adviser may delegate actual trade execution to the trading desks of other Price Advisers and may use these other Price Advisers for certain other trading-related services.

Broker-Dealer Selection

With respect to equity, fixed income, and derivative transactions, and subject to the investment limitations of each fund, the Price Advisers may effect principal transactions on behalf of a fund with a broker-dealer that furnishes brokerage and, in certain cases, research services; designate a broker-dealer to receive selling concessions, discounts, or other allowances; and otherwise deal with a broker-dealer in the acquisition of securities in underwritings.

Fixed Income Securities

In purchasing and selling fixed income securities, the Price Advisers ordinarily place transactions with the issuer or a broker-dealer acting as principal for the securities on a net basis, with no stated brokerage commission being paid by the client, although the price usually reflects undisclosed compensation to the broker-dealer. Fixed income transactions may also be placed with underwriters at prices that include underwriting fees. Fixed income transactions through broker-dealers reflect the spread between the bid and asked prices.

Foreign Currency Transactions

Subject to the investment limitations of each fund, the Price Advisers may engage in foreign currency transactions (FX) to facilitate trading in or settlement of trades in foreign securities. The Price Advisers may use FX, including forward currency contracts, when seeking to manage exposure to or profit from changes in interest or exchange rates; to protect the value of portfolio securities; or to facilitate cash management. The Price Advisers select broker-dealers that they believe will provide best execution on behalf of the funds and other investment accounts that they manage, frequently via electronic platforms. To minimize transaction costs, certain FX trading activity may be aggregated across accounts, including the funds, but each account’s trade is individually settled with the counterparty. T. Rowe Price has agreed to voluntarily reimburse from its own resources certain funds managed by Price Investment Management for the cost of brokerage commissions embedded in the cost of the fund’s foreign currency transactions. This agreement may be rescinded at any time.

Equity Securities

Subject to the investment limitations of each fund, in purchasing and selling equity securities, the Price Advisers seek to obtain best execution at favorable security prices through responsible broker-dealers and, in the case of agency transactions, at competitive commission rates. However, under certain conditions, higher brokerage commissions may be paid to broker-dealers providing brokerage and research services to the Price Advisers than might be paid to other broker-dealers in accordance with Section 28(e) of the 1934 Act (Section 28(e)) and subsequent guidance from regulators.

In selecting broker-dealers to execute the funds’ portfolio transactions, consideration is given to such factors as the (i) liquidity of the security; (ii) the size and difficulty of the order; (iii) the speed and likelihood of execution and settlement; (iv) the reliability, integrity and creditworthiness, general execution and operational capabilities of competing broker-dealers and services provided; and (v) expertise in particular markets. It is not the policy of the Price Advisers to seek the lowest available commission rate where it is believed that a broker-dealer charging a higher commission rate would offer greater reliability or provide better pricing or more efficient execution. Therefore, the Price Advisers pay higher commission rates to broker-dealers that are believed to offer greater reliability, better pricing, or more efficient execution.

Best Execution

T. Rowe Price’s Global Trading Committee (GTC) oversees the brokerage allocation and trade execution policies for the Price Advisers. The GTC is supported by the equity and fixed income best execution subcommittees in monitoring the Price Advisers’ compliance with the execution policy. The execution policy requires the Price Advisers to execute trades consistent with the principles of best execution which requires an adviser to take all sufficient steps to obtain the best possible result for the funds taking into account various factors.

Research Benefits

The Price Advisers rely upon their own research and subject any external research to internal analysis before incorporating it into the investment process. The Price Advisers use equity brokerage commissions in connection with securities transactions consistent with Section 28(e) of the Securities Exchange Act of 1934 (Section 28(e)) and other relevant regulatory guidance to acquire brokerage and research services from broker-dealers through commission-sharing arrangements (CSAs). Section 28(e) permits an investment adviser to cause an account to pay a higher commission to a broker-dealer that provides brokerage and research services than the commission another broker-dealer would charge, provided the adviser determines in good faith that the commission paid is reasonable in relation to the value of the brokerage and research services provided. An adviser may make this good faith determination based upon either the particular transaction involved or the overall responsibilities of the adviser with respect to the accounts over which it exercises investment discretion.

Research services furnished by broker-dealers through which the Price Advisers effect securities transactions may be used in servicing all accounts (including non-Price Funds that may not be permitted to utilize excess commissions to pay for research because of a regulatory prohibition) managed by the Price Advisers. Therefore, research services received from broker-dealers that execute transactions for a particular fund will not necessarily be used by the Price Advisers in connection with the management of that fund. Each of the Price Advisers may take a different approach to paying for research services in consideration of the regulatory regime and local market practice applicable to each Price Adviser.

Consistent with Section 28(e), the external research received from broker-dealers or independent third-party research providers can include information on the economy, industries, groups of securities, individual companies, statistical information, accounting and tax law interpretations, political developments, legal developments affecting portfolio securities, technical market action, pricing and appraisal services, credit analysis, currency and commodity market analysis, risk measurement analysis, performance analysis, and analysis of corporate, environmental, social and governance responsibility issues. Research services are received in the form of written reports, computer generated data, telephone contacts, investment conferences, financial models and personal meetings with security analysts, market specialists, access to unaffiliated individuals with expertise in various industries, businesses, or other related areas, including use of expert network services which provide access to industry consultants, vendors, and suppliers. The above list is not exhaustive, and the Price Advisers may consume any other external research or research service that falls within the safe harbor provision of Section 28(e). Each Price Adviser pays for fixed income research and services directly from its own resources where feasible or required.

Allocation of Brokerage Business

Each Price Adviser has a policy of not pre-committing a specific amount of business to any broker-dealer over any specific period. Each Price Adviser makes brokerage placement determinations, as appropriate, based on the needs of a specific transaction such as market-making, availability of a buyer for or seller of a particular security, or specialized execution skills. Each Price Adviser may choose to allocate brokerage among several broker-dealers able to meet the needs of the transaction. Allocation of brokerage business is monitored on a regularly scheduled basis by appropriate personnel and the GTC.

Each Price Adviser may have brokerage relationships with broker-dealers that are, or are an affiliate of, clients that have appointed the Price Adviser or an affiliate to serve as investment adviser, trustee, or recordkeeper. Each Price Adviser also has other relationships with or may own positions in the publicly traded securities of the broker-dealers with which they transact with or on behalf of our clients.

Evaluating the Overall Reasonableness of Brokerage Commissions Paid

On a continuing basis, the Price Advisers seek to determine what levels of commission rates are reasonable in the marketplace for transactions executed on behalf of funds and other institutional clients. In evaluating the reasonableness of commission rates, the Price Advisers may consider any or all of the following: (a) rates quoted by broker-dealers; (b) the size of a particular transaction, in terms of the number of shares, dollar amount, and number of clients involved; (c) the complexity of a particular transaction in terms of both execution and settlement; (d) the level and type of business conducted with a particular firm over a period of time; (e) the extent to which the broker-dealer has capital at risk in the transaction; (f) historical commission rates; (g) rates paid by other institutional investors based on available public information; and (h) research provided by the broker-dealer.

Commission Recapture

Currently, the Price Advisers do not recapture commissions, underwriting discounts, or selling-group concessions for fixed income securities acquired in underwritten offerings. The Price Advisers may, however, designate a portion of the underwriting spread to broker-dealers that participate in the offering.

Block Trading/Aggregated Orders/Order Sequencing

Because certain investment vehicles (including the funds) managed by the Price Advisers and other affiliated investment advisers have similar investment objectives and programs, investment decisions may be made that result in the simultaneous purchase or sale of securities. As a result, the demand for, or supply of, securities may increase or decrease, which could have an adverse effect on prices. Aggregation of orders may be a collaborative process between trading and portfolio management staff. The Price Advisers’ policy is not to favor one client over another in grouping orders for various clients.

The grouping of orders could at times result in more or less favorable prices. In certain cases, where the aggregated order is executed in a series of transactions at various prices on a given day, each participating investment vehicle’s proportionate share of grouped orders reflects the average price paid or received. The Price Advisers may include orders on behalf of Price Funds and other clients and products advised by the Price Advisers and their affiliates, including the not-for-profit entities T. Rowe Price Foundation, Inc., the T. Rowe Price Program for Charitable Giving, Inc., employee stock for certain Retirement Plan Services relationships, and T. Rowe Price and its affiliates’ proprietary investments, in its aggregated orders.

The Price Advisers and other affiliated investment advisers have developed written trade allocation guidelines for their trading desks. Generally, when the amount of securities available in a public or initial offering or the secondary markets is insufficient to satisfy the volume for participating clients, the Price Advisers will make pro-rata allocations based upon the relative sizes of the participating client orders or the relative sizes of the participating client portfolios depending upon the market involved, subject to portfolio manager and trader input. For example, a portfolio manager may choose to receive a non-pro-rata allocation to comply with certain client guidelines, manage anticipated cash flows, or achieve the portfolio manager’s long-term vision for the portfolio. Each investment vehicle (including the Price Funds) receives the same average share price of the securities for each aggregated order. Because a pro-rata allocation may not always accommodate all facts and circumstances, the guidelines provide for adjustments to allocation amounts in certain cases. For example, adjustments may be made: (i) to eliminate de minimis positions or to satisfy minimum denomination requirements; (ii) to give priority to accounts with specialized investment policies and objectives; and (iii) to allocate in light of a participating portfolio’s characteristics, such as available cash, industry or issuer concentration, duration, and credit exposure. Such allocation processes may result in a partial execution of a proposed purchase or sale order.

The Price Advisers employ certain guidelines in an effort to ensure equitable distribution of investment opportunities among clients of the firm, which may occasionally serve to limit the participation of certain clients in a particular security, based on factors such as client mandate or a sector- or industry-specific investment strategy or focus. For example, accounts that maintain a broad investment mandate may have less access than targeted investment mandates to certain securities (e.g., sector-specific securities) where the relevant adviser does not receive a fully filled order (e.g., certain IPO transactions) or where aggregate ownership of such securities is approaching firm limits.

Also, for certain types of investments, most commonly private placement transactions, conditions imposed by the issuer may limit the number or type of clients allowed to participate or number of shares offered to the Price Advisers.

The Price Advisers have developed written trade sequencing and execution guidelines that they believe are reasonably designed to provide the fair and equitable allocation of trades, both long and short, to minimize the impact of trading activity across client accounts. The policies and procedures are intended to mitigate conflicts of interest when: (i) trading both long and short in the same security; and (ii) shorting a security that is held by other accounts managed by the Price Advisers that are not simultaneously transacting in the security. Notwithstanding the application of the Price Advisers’ policies and procedures, it may not be possible to mitigate all conflicts of interest when transacting both long and short in the same security; therefore, there is a risk that one transaction will be completed ahead of the other transaction, that the pricing may not be consistent between long and short transactions, or that a long or short transaction may have an adverse impact on the market price of the security being traded.

Miscellaneous

The brokerage allocation policies for the Price Advisers are generally applied to all of their fully discretionary accounts, which represent a substantial majority of all assets under management. The Price Funds do not allocate business to any broker-dealer on the basis of its sales of the funds’ shares. However, this does not mean that broker-dealers that purchase fund shares for their clients will not receive business from the fund.

The Price Advisers may give advice and take action for clients, including the funds, that differs from advice given or the timing or nature of action taken for other clients. The Price Advisers are not obligated to initiate transactions for clients in any security that their principals, affiliates, or employees may purchase or sell for their own accounts or for other clients.

Purchase and sale transactions may be effected directly among and between non-ERISA client accounts (including affiliated mutual funds), provided no commission is paid to any broker-dealer, the security traded has readily available market quotations, and the transaction is effected at the independent current market price.

The GTC is responsible for developing brokerage policies, monitoring their implementation, and resolving any questions that arise in connection with these policies for the Price Advisers.

The Price Advisers have established a general investment policy that they will ordinarily not make additional purchases of a common stock for their clients (including the funds) if, as a result of such purchases, 10% or more of the outstanding common stock of the issuer would be held by clients in the aggregate. Approval may be given for aggregate ownership up to 20%, and in certain instances, higher amounts. All aggregate ownership decisions are reviewed by the appropriate oversight committee. For purposes of monitoring both of these limits, securities held by clients and clients of affiliated advisers are included.

Total Brokerage Commissions

The funds’ bond investments are generally purchased and sold through principal transactions, meaning that a fund normally purchases bonds directly from the issuer or a primary market-maker acting as principal for the bonds, on a net basis. As a result, there is no explicit brokerage commission paid on these transactions, although purchases of new issues from underwriters of bonds typically include a commission or concession paid by the issuer to the underwriter and purchases from dealers serving as market-makers typically include a dealer’s markup (i.e., a spread between the bid and the asked prices). Explicit brokerage commissions are paid, however, in connection with opening and closing out futures positions. In addition, the funds do not incur any brokerage commissions when buying and selling shares of other Price Funds or another mutual fund, although a fund will pay brokerage commissions if it purchases or sells shares of an exchange-traded fund.

The following table shows the approximate total amount of brokerage commissions paid by each fund for its prior three fiscal years. Since bond purchases do not normally involve the payment of explicit brokerage commissions, the tables generally reflect only the brokerage commissions paid on transactions involving equity securities and futures, if applicable. The amount of brokerage commissions paid by a fund may change from year to year because of changing asset levels, shareholder activity, portfolio turnover, or other factors.

	Fiscal Year Ended
Fund	2/28/2023	2/28/2022	2/28/2021
California Tax-Free Bond Fund	$0	$0	$0
Floating Rate Multi-Sector Account Portfolio	(a)	(a)	(a)
Georgia Tax-Free Bond Fund	0	0	(a)
Intermediate Tax-Free High Yield Fund	0	0	0
Maryland Short-Term Tax-Free Bond Fund	0	0	0
Maryland Tax-Free Bond Fund	0	0	(a)
Maryland Tax-Free Money Fund	0	0	0
Mortgage-Backed Securities Multi-Sector Account Portfolio	0	0	0
New Jersey Tax-Free Bond Fund	0	0	0
New York Tax-Free Bond Fund	0	0	0
Tax-Efficient Equity Fund	26,344.98	21,490.63	40,663.32
Tax-Exempt Money Fund	0	0	0
Tax-Free High Yield Fund	0	0	3,750.00
Tax-Free Income Fund	0	0	0
Tax-Free Short-Intermediate Fund	0	1,400.00	0
Virginia Tax-Free Bond Fund	0	0	(a)

(a) Less than $1,000.

	Fiscal Year Ended
Fund	5/31/2023	5/31/2022	5/31/2021
Corporate Income Fund	$32,056.20	$84,335.33	$71,587.00
Credit Opportunities Fund	297.00	477.00	493.00
Floating Rate Fund	14,205.00	0	260
Global Multi-Sector Bond Fund	279,245.61	144,725.37	72,251.15
GNMA Fund	38,776.00	23,943.20	23,271.40
Government Money Fund	0	0	0
Government Reserve Fund	0	0	0
High Yield Fund	12,834.41	27,022.27	31,391.92
Inflation Protected Bond Fund	90,735.32	112,150.47	49,902.50
Institutional Floating Rate Fund	17,777.75	0	4.00
Institutional High Yield Fund	3,000.28	6,532.58	6,817.48
Institutional Long Duration Credit Fund	304.00	608.00	484.00
Limited Duration Inflation Focused Bond Fund	999,084.64	1,238,444.21	549,515.80
New Income Fund	1,162,490.88	1,029,971.25	889,521.80
Retirement 2005 Fund	0	0	0
Retirement 2010 Fund	0	0	0
Retirement 2015 Fund	0	0	0
Retirement 2020 Fund	0	0	0
Retirement 2025 Fund	0	0	0
Retirement 2030 Fund	0	0	0
Retirement 2035 Fund	0	0	0
Retirement 2040 Fund	0	0	0
Retirement 2045 Fund	0	0	0
Retirement 2050 Fund	0	0	0
Retirement 2055 Fund	0	0	0
Retirement 2060 Fund	0	0	0
Retirement 2065 Fund	0	0	0
Retirement Balanced Fund	0	0	0
Retirement Blend 2005 Fund	0	0	(a)
Retirement Blend 2010 Fund	0	0	(a)
Retirement Blend 2015 Fund	0	0	(a)
Retirement Blend 2020 Fund	0	0	(a)
Retirement Blend 2025 Fund	0	0	(a)
Retirement Blend 2030 Fund	0	0	(a)
Retirement Blend 2035 Fund	0	0	(a)
Retirement Blend 2040 Fund	0	0	(a)
Retirement Blend 2045 Fund	0	0	(a)
Retirement Blend 2050 Fund	0	0	(a)
Retirement Blend 2055 Fund	0	0	(a)
Retirement Blend 2060 Fund	0	0	(a)
Retirement Blend 2065 Fund	0	0	(a)

	Fiscal Year Ended
Fund	5/31/2023	5/31/2022	5/31/2021
Short Duration Income Fund	0	1,188.20	476.00
Short-Term Bond Fund	98,858.00	89,344.20	96,043.20
Spectrum Conservative Allocation Fund	248,257.00	319,756.25	288,237.20
Spectrum Moderate Allocation Fund	355,204.00	486,954.23	435,176.67
Spectrum Moderate Growth Allocation Fund	617,867.00	887,044.53	700,716.44
Target 2005 Fund	0	0	0
Target 2010 Fund	0	0	0
Target 2015 Fund	0	0	0
Target 2020 Fund	0	0	0
Target 2025 Fund	0	0	0
Target 2030 Fund	0	0	0
Target 2035 Fund	0	0	0
Target 2040 Fund	0	0	0
Target 2045 Fund	0	0	0
Target 2050 Fund	0	0	0
Target 2055 Fund	0	0	0
Target 2060 Fund	0	0	0
Target 2065 Fund	0	0	0
Total Return Fund	67,221.00	30,109.78	7,923.18
Treasury Reserve Fund	0	0	0
U.S. High Yield Fund	0	0	0
U.S. Limited Duration Tips Index Fund	200,021.00	208,743.27	32,073.00
U.S. Treasury Intermediate Index Fund	98,061.00	104,634.05	61,746.60
U.S. Treasury Long-Term Index Fund	554,606.00	398,446.40	142,052.00
U.S. Treasury Money Fund	0	0	0
Ultra Short-Term Bond Fund	43,081.00	42,459.00	28,608.40

	Fiscal Year Ended
Fund	10/31/2023	10/31/2022	10/31/2021
Africa & Middle East Fund	$191,277.16	$213,808.29	$163,630.68
Asia Opportunities Fund	76,790.31	118,693.23	156,601.52
Cash Reserves Fund	0	0	0
China Evolution Equity Fund	55,636.38	75,225.07	192,502.84
Emerging Europe Fund	87,873.09	78,962.01	132,617.61
Emerging Markets Discovery Stock Fund	3,168,926.80	3,752,011.90	3,924,546.95
Emerging Markets Stock Fund	7,277,301.82	8,266,966.75	5,408,170.64
European Stock Fund	608,114.90	447,093.21	553,649.99
Global Allocation Fund	300,270.55	428,704.10	282,198.54
Global Growth Stock Fund	479,099.83	524,985.72	515,563.92
Global Impact Equity Fund	5,684.69	5,518.36	4,328.39
Global Stock Fund	2,576,496.33	3,270,002.00	3,296,401.58
Global Value Equity	56,625.37	19,487.92	10,274.55
Institutional Emerging Markets Equity Fund	956,607.01	1,396,522.59	848,493.15
Institutional International Disciplined Equity Fund	173,574.20	167,479.89	203,829.60
International Disciplined Equity Fund	214,234.14	206,059.37	339,834.27
International Discovery Fund	3,565,403.04	3,564,199.74	4,954,847.55

	Fiscal Year Ended
Fund	10/31/2023	10/31/2022	10/31/2021
International Equity Index Fund	127,423.44	39,667.04	73,009.88
International Stock Fund	5,757,523.44	4,869,962.42	5,261,227.67
International Value Equity Fund	2,520,340.32	2,947,968.48	3,652,833.89
Japan Fund	541,244.05	357,940.23	252,797.26
Latin America Fund	282,186.95	263,690.49	264,579.85
Multi-Strategy Total Return Fund	339,222.44	550,400.58	311,667.95
New Asia Fund	2,147,752.88	2,597,547.10	3,563,072.04
Overseas Stock Fund	2,650,433.44	1,740,872.45	2,349,790.02
QM U.S. Bond Index Fund	9,476.60	8,934.80	12,374.20
Summit Municipal Income Fund	0	0	0
Summit Municipal Intermediate Fund	0	0	0

	Fiscal Year Ended
Fund	12/31/2022	12/31/2021	12/31/2020
All-Cap Opportunities Fund	$2,357,973.94	$2,092,996.28	$2,313,398.45
Balanced Fund	822,375.04	698,027.31	930,204.15
Blue Chip Growth Fund	2,862,153.46	11,549,735.77	8,152,363.53
Capital Appreciation and Income Fund	(a)	(a)	(a)
Capital Appreciation Fund	8,212,396.49	3,925,456.03	10,628,937.87
Communications & Technology Fund	914,773.15	876,172.41	535,403.65
Diversified Mid-Cap Growth Fund	161,636.38	151,172.15	235,495.42
Dividend Growth Fund	1,042,954.20	721,207.00	991,504.83
Dynamic Credit Fund	13,920.19	14,153.07	10,502.95
Dynamic Global Bond Fund	1,015,779.75	520,505.00	628,420.07
Emerging Markets Bond Fund	51,072.40	29,907.20	45,681.80
Emerging Markets Corporate Bond Fund	12,222.80	13,443.33	6,719.80
Emerging Markets Local Currency Bond Fund	6,958.90	4,302.05	3,629.09
Equity Income Fund	1,937,735.24	2,533,994.02	3,717,010.43
Equity Index 500 Fund	105,198.00	217,880.24	803,799.64
Extended Equity Market Index Fund	112,801.10	271,449.87	190,580.07
Financial Services Fund	366,474.98	476,762.41	291,644.16
Global Consumer Fund	6,442.56	33,371.83	23,428.62
Global High Income Bond Fund	(b)	(b)	(b)
Global Industrials Fund	83,234.09	96,882.09	32,830.30
Global Real Estate Fund	43,536.30	63,315.13	55,674.67
Global Technology Fund	2,615,853.25	3,535,799.69	2,612,128.80
Growth Stock Fund	4,163,793.91	5,848,023.02	8,536,789.68
Health Sciences Fund	2,747,837.04	2,851,340.25	3,066,401.05
Hedged Equity Fund	(a)	(a)	(a)
Integrated Global Equity Fund	10,248.34	3,861.50	3,096.42
Integrated U.S. Large-Cap Value Equity Fund	7,108.09	5,946.40	2,585.85
Integrated U.S. Small-Cap Growth Equity Fund	1,576,417.59	1,909,044.41	2,010,071.03
Integrated U.S. Small-Mid Cap Core Equity Fund	100,720.12	25,166.74	19,364.88
Institutional Emerging Markets Bond Fund	5,867.60	3,012.20	4,136.40
Institutional Large-Cap Core Growth Fund	193,940.41	668,631.96	475,285.70
Institutional Mid-Cap Equity Growth Fund	1,408,623.39	836,809.59	1,430,278.85
Institutional Small-Cap Stock Fund	1,785,319.63	1,022,405.14	1,308,844.89
International Bond Fund	57,444.70	37,595.13	47,938.97
International Bond Fund (USD Hedged)	318,521.59	177,576.33	251,591.92
Large-Cap Growth Fund	1,123,808.13	1,017,024.16	1,251,153.62
Large-Cap Value Fund	521,146.26	407,306.91	688,924.20
Mid-Cap Growth Fund	7,224,937.76	3,754,809.70	5,979,170.45
Mid-Cap Index Fund	9,423.00	14,054.19	(a)
Mid-Cap Value Fund	5,645,672.43	5,052,463.23	5,285,193.43
New Era Fund	988,800.36	955,942.67	1,481,437.77
New Horizons Fund	6,621,665.74	5,613,419.11	5,683,331.92
Real Assets Fund	3,380,287.34	3,093,152.64	1,724,034.51
Real Estate Fund	244,743.55	235,426.74	701,116.85

	Fiscal Year Ended
Retirement Income 2020 Fund	0	0	0
Retirement Income 2025 Fund	(a)	(a)	(a)
Science & Technology Fund	2,240,171.19	2,582,340.23	2,778,936.21
Small-Cap Index Fund	24,498.79	32,919.13	(a)
Small-Cap Stock Fund	3,336,826.22	1,809,497.66	2,338,269.84
Small-Cap Value Fund	5,219,284.78	3,458,924.74	3,101,341.82
Spectrum Diversified Equity Fund	0	0	0
Spectrum Income Fund	0	0	0
Spectrum International Equity Fund	0	0	0
Total Equity Market Index Fund	55,588.23	115,851.14	114,314.56
Transition Fund	461,911.53	0	0
U.S. Equity Research Fund	2,205,800.40	825,642.17	763,393.78
U.S. Large-Cap Core Fund	1,485,456.59	567,192.81	327,624.44
Value Fund	25,116,078.32	16,463,484.53	17,808,266.28

(a) Prior to commencement of operations.

(b) Less than $1,000.

Fund Holdings in Securities of Brokers and Dealers

The following lists each fund’s holdings in securities of its regular brokers and dealers as of the end of the fiscal years indicated, if applicable.

	Fiscal Year Ended 5/31/23
Brokers	Value of Bond Holdings	Value of Stock Holdings
Corporate Income Fund
Bank of America	$12,655,000	—
Barclays	4,349,000	—
Citigroup	16,216,000	—
Goldman Sachs	11,573,000	—
HSBC	8,334,000	—
JPMorgan	3,897,000	—
Morgan Stanley	11,862,000	—
Wells Fargo	13,097,000	—
Floating Rate Fund
Jane Street Group	6,962,000	—
Morgan Stanley	8,500,000	—
Global Multi-Sector Bond Fund
Barclays	8,210,000	—
Citadel Securities	633,000	—
Citigroup	3,412,000	—
Goldman Sachs	2,960,000	—
HSBC	5,021,000	—
Wells Fargo	3,048,000	—
Inflation Protected Bond Fund
Goldman Sachs	5,000	—
Institutional Floating Rate Fund
Jane Street Group	8,688,000	—
Morgan Stanley	7,040,000	—
Institutional High Yield Fund
Jane Street Group	2,856,000	—

	Fiscal Year Ended 5/31/23
Brokers	Value of Bond Holdings	Value of Stock Holdings
Institutional Long Duration Credit Fund
Bank of America	$851,000	—
Barclays	218,000	—
Citigroup	587,000	—
Goldman Sachs	552,000	—
JPMorgan	776,000	—
Morgan Stanley	299,000	—
Limited Duration Inflation Focused Bond
Goldman Sachs	98,000	—
New Income Fund
Bank of America	214,050,000	—
Citigroup	105,675,000	—
Goldman Sachs Group	112,345,000	—
JPMorgan Chase	152,873,000	—
Morgan Stanley	79,852,000	—
Wells Fargo	188,468,000	—
Short Duration Income Fund
Barclays	466,000	—
Citigroup	565,000	—
Goldman Sachs	371,000	—
JPMorgan	364,000	—
Mitsubishi UFJ	198,000	—
Morgan Stanley	213,000	—
Wells Fargo	342,000	—
Short-Term Bond Fund
Barclays	16,573,000	—
Citigroup	25,357,000	—
Goldman Sachs	55,119,000	—
JPMorgan	50,950,000	—
Mitsubishi UFJ	16,862,000	—
Morgan Stanley	71,059,000	—
Wells Fargo	40,895,000	—
Spectrum Conservative Allocation Fund
Bank of America	6,202,000	$5,064,000
Barclays	2,031,000	—
BNP Paribas	—	1,053,000
Citigroup	1,683,000	—
Goldman Sachs	2,745,000	1,962,000
JPMorgan	4,508,000	6,890,000
Morgan Stanley	2,486,000	805,000
UBS	418,000	—
Wells Fargo	7,818,000	2,543,000
Spectrum Moderate Allocation Fund
Bank of America	4,887,000	7,806,000
Barclays	988,000	—
BNP Paribas	—	1,582,000
Citigroup	1,252,000	—
Goldman Sachs	1,889,000	3,017,000
JPMorgan	3,206,000	10,618,000
Morgan Stanley	3,354,000	1,219,000
UBS	317,000	—
Wells Fargo	6,229,000	3,930,000

	Fiscal Year Ended 5/31/23
Brokers	Value of Bond Holdings	Value of Stock Holdings
Spectrum Moderate Growth Allocation Fund
Bank of America	$2,540,000	$14,997,000
Barclays	629,000	—
BNP Paribas	322,000	3,064,000
Citigroup	1,052,000	—
Goldman Sachs	1,673,000	5,767,000
JPMorgan	1,535,000	20,390,000
Morgan Stanley	541,000	2,443,000
UBS	242,000	—
Wells Fargo	3,734,000	7,562,000
Total Return Fund
Bank of America	2,796,000	—
Barclays	1,157,000	—
Citigroup	2,223,000	—
Goldman Sachs	4,157,000	—
JPMorgan	2,707,000	—
Morgan Stanley	1,823,000	—
Wells Fargo	747,000	—
Ultra Short-Term Bond Fund
Barclays	19,304,000	—
Citigroup	6,667,000	—
Goldman Sachs	45,146,000	—
JPMorgan	15,989,000	—
Mitsubishi UFJ	21,333,000	—
Morgan Stanley	10,000,000	—

	Fiscal Year Ended 10/31/23
Brokers	Value of Bond Holdings	Value of Stock Holdings
Global Allocation Fund
Morgan Stanley	$498,000	$305,000
JPMorgan	641,000	3,557,000
Bank of America	738,000	2,082,000
Citigroup	518,000	—
UBS	389,000	147,000
Barclays	359,000	68,000
RBC	188,000	—
Goldman Sachs	733,000	1,330,000
Wells Fargo	575,000	1,072,000
Global Growth Stock Fund
Morgan Stanley	—	2,164,000
JPMorgan	—	4,106,000
Bank of America	—	1,522,000
Citigroup	—	2,848,000
Global Value Equity Fund
Morgan Stanley	—	903,000
JPMorgan	—	1,757,000
Banco Bradesco	—	527,000
Institutional Emerging Markets Equity Fund
Banco Santander	—	3,155,000
International Equity Index Fund
Deutsche Bank	—	1,082,000
Nomura	—	589,000
UBS	—	3,921,000
International Value Equity Fund
UBS	—	93,432,000
Barclays	—	45,281,000

	Fiscal Year Ended 10/31/23
Brokers	Value of Bond Holdings	Value of Stock Holdings
Multi-Strategy Total Return
Morgan Stanley	$189,000	$33,000
JPMorgan	419,000	56,000
Bank of America	146,000	122,000
Citigroup	315,000	75,000
Goldman Sachs	147,000	17,000
QM U.S. Bond Index Fund
Morgan Stanley	11,730,000	—
JPMorgan	9,084,000	—
Bank of America	6,510,000	—
Citigroup	7,128,000	—
Barclays	5,558,000	—
Goldman Sachs	6,421,000	—

	Fiscal Year Ended 12/31/22
Brokers	Value of Bond Holdings	Value of Stock Holdings
All-Cap Opportunities Fund
Goldman Sachs	$99	$79,642
JPMorgan	99	97,954
Morgan Stanley	375	45,409
Balanced Fund
Bank of America	8,139	21,533
Bank of Montreal	1,859	—
Barclays Capital	2,635	—
Citigroup Global Markets	5,195	3,967
Goldman Sachs	2,945	13,535
HSBC Securities	913	—
JPMorgan	12,573	21,568
Morgan Stanley	14,354	1,278
RBC Capital Markets	2,054	—
Wells Fargo	7,306	14,670
Blue Chip Growth Fund
Goldman Sachs	—	650,998
Dividend Growth Fund
Bank of America	—	248,055
Goldman Sachs	—	120,356
JPMorgan	—	347,766
Morgan Stanley	—	220,634
Dynamic Credit Fund
Barclays Capital	99	—
Credit Suisse	99	—
JPMorgan	375	—
Dynamic Global Bond Fund
Barclays Capital	33,635	—
Citigroup Global Markets	20,217	—
HSBC Securities	34	—
Equity Income Fund
Bank of America	—	95,054
Citigroup Global Markets	—	92,722
Goldman Sachs	—	207,745
JPMorgan	—	126,724
Morgan Stanley	—	126,255
Equity Index 500 Fund
Bank of America	—	164,912
Citigroup Global Markets	—	62,312
Goldman Sachs	—	83,205
JPMorgan	—	280,347
Morgan Stanley	—	79,862

	Fiscal Year Ended 12/31/22
Brokers	Value of Bond Holdings	Value of Stock Holdings
Extended Equity Market Index Fund
Jefferies Financial Group	—	$927
Stifel Financial	—	889
Virtu Financial	—	298
Financial Services Fund
Bank of America Securities	—	58,642
Citigroup Global Markets	—	43,566
JPMorgan	—	28,496
Morgan Stanley	—	28,976
Wells Fargo	—	65,518
Global High Income Bond Fund
UBS Group	$613	—
Institutional Large-Cap Core Growth Fund
Goldman Sachs	—	39,297
Integrated Global Equity Fund
Bank of America	—	163
Goldman Sachs	—	158
JPMorgan	—	212
Wells Fargo	—	186
Integrated U.S. Large-Cap Value Equity Fund
Bank of America	—	694
Goldman Sachs	—	201
JPMorgan	—	903
Morgan Stanley	—	251
Wells Fargo	—	603
Integrated U.S. Small-Mid Cap Core Equity Fund
Jefferies Financial Group	—	1,057
International Bond Fund
Bank of America	1,471	—
Goldman Sachs	1,198	—
Morgan Stanley	1,168	—
International Bond Fund (USD Hedged)
Bank of America	11,300	—
Barclays Capital	4,692
Goldman Sachs	10,066	—
Morgan Stanley	7,747	—
Large-Cap Value Fund
Bank of America	—	58,664
Citigroup Global Markets	—	30,856
Goldman Sachs	—	20,694
Mid-Cap Index Fund
Jefferies Financial Group	—	185
Stifel Financial	—	162
Virtu Financial	—	52
Total Equity Market Index Fund
Bank of America	—	11,865
Citigroup Global Markets	—	4,321
Goldman Sachs		5,917
Jefferies Financial Group	—	422
JPMorgan	—	19,064
Morgan Stanley	—	6,102
U.S. Equity Research Fund
Bank of America	—	77,411
Citigroup Global Markets	—	24,435
Goldman Sachs	—	57,336
JPMorgan	—	125,371
Morgan Stanley	—	22,611

	Fiscal Year Ended 12/31/22
Brokers	Value of Bond Holdings	Value of Stock Holdings
U.S. Large-Cap Core Fund
Bank of America	—	$111,578
Goldman Sachs	—	65,671
JPMorgan	—	154,772
Value Fund
Bank of America	—	862,497
Citigroup Global Markets	—	128,973
Goldman Sachs	—	193,341
JPMorgan	—	729,841
PORTFOLIO TURNOVER

The portfolio turnover rates for the funds (if applicable) for the fiscal years indicated are shown in the table that follows. A fund’s portfolio turnover rate may vary from year to year due to fluctuating volume of shareholder purchase and redemption orders, market conditions, changes in T. Rowe Price’s investment outlook, or other factors.

Fund	Fiscal Year Ended
	2/28/23	2/28/22	2/28/21
California Tax-Free Bond Fund	28.3%	8.3%	16.1%
Floating Rate Multi-Sector Account Portfolio	33.5	58.0	118.0
Georgia Tax-Free Bond Fund	44.1	16.0	13.9
Intermediate Tax-Free High Yield Fund	20.3	15.6	18.8
Maryland Short-Term Tax-Free Bond Fund	53.0	37.2	22.8
Maryland Tax-Free Bond Fund	24.8	13.4	20.5
Maryland Tax-Free Money Fund	(a)	(a)	(a)
Mortgage-Backed Securities Multi-Sector Account Portfolio	775.5	916.0	500.2
New Jersey Tax-Free Bond Fund	78.9	6.5	8.4
New York Tax-Free Bond Fund	20.0	12.0	33.8
Tax-Efficient Equity Fund	21.2	9.6	25.7
Tax-Exempt Money Fund	(a)	(a)	(a)
Tax-Free High Yield Fund	19.7	11.8	12.8
Tax-Free Income Fund	20.6	10.6	14.9
Tax-Free Short-Intermediate Fund	36.9	23.9	57.8
Virginia Tax-Free Bond Fund	30.2	15.6	22.1

(a) Money market funds are not required to show portfolio turnover.

Fund	Fiscal Year Ended
	5/31/23	5/31/22	5/31/21
Corporate Income Fund	68.6%	85.5%	107.6%
Credit Opportunities Fund	28.9	38.9	53.5
Floating Rate Fund	27.6	37.2	62.0
Global Multi-Sector Bond Fund	257.6	211.0	90.7
GNMA Fund	200.3	954.9	996.6
Government Money Fund	(a)	(a)	(a)

Fund	Fiscal Year Ended
	5/31/23	5/31/22	5/31/21
Government Reserve Fund	(a)	(a)	(a)
High Yield Fund	29.7	45.5	55.0
Inflation Protected Bond Fund	175.0	233.2	155.1
Institutional Floating Rate Fund	34.3	45.5	62.6
Institutional High Yield Fund	30.4	45.6	49.2
Institutional Long Duration Credit Fund	46.7	59.9	50.9
Limited Duration Inflation Focused Bond Fund	155.9	141.0	136.7
New Income Fund	171.6	93.1	126.4
Retirement 2005 Fund	22.4	33.5	28.8
Retirement 2010 Fund	25.0	29.4	26.8
Retirement 2015 Fund	23.5	28.9	30.4
Retirement 2020 Fund	21.3	31.3	36.4
Retirement 2025 Fund	23.2	34.7	33.1
Retirement 2030 Fund	24.3	33.0	29.4
Retirement 2035 Fund	24.8	30.9	24.0
Retirement 2040 Fund	23.9	28.5	21.5
Retirement 2045 Fund	24.5	31.1	21.8
Retirement 2050 Fund	26.0	32.5	24.0
Retirement 2055 Fund	28.3	35.1	24.8
Retirement 2060 Fund	24.8	37.6	32.0
Retirement 2065 Fund	28.4	51.9	16.8
Retirement Balanced Fund	22.8	32.2	35.4
Retirement Blend 2005 Fund	35.6	72.6	(b)
Retirement Blend 2010 Fund	32.1	81.2	(b)
Retirement Blend 2015 Fund	40.3	57.4	(b)
Retirement Blend 2020 Fund	52.1	40.0	(b)
Retirement Blend 2025 Fund	31.6	52.3	(b)
Retirement Blend 2030 Fund	32.2	28.5	(b)
Retirement Blend 2035 Fund	23.9	33.1	(b)
Retirement Blend 2040 Fund	24.7	32.0	(b)
Retirement Blend 2045 Fund	27.0	32.6	(b)
Retirement Blend 2050 Fund	24.5	22.9	(b)
Retirement Blend 2055 Fund	23.0	57.2	(b)
Retirement Blend 2060 Fund	39.9	97.0	(b)
Retirement Blend 2065 Fund	26.6	62.6	(b)
Short Duration Income Fund	96.9	60.1	24.7
Short-Term Bond Fund	50.6	70.1	49.4
Spectrum Conservative Allocation Fund	66.2	83.8	62.2
Spectrum Moderate Allocation Fund	65.5	80.3	60.2
Spectrum Moderate Growth Allocation Fund	62.2	73.5	55.0
Target 2005 Fund	25.6	41.8	42.3

Fund	Fiscal Year Ended
	5/31/23	5/31/22	5/31/21
Target 2010 Fund	33.5	35.4	39.1
Target 2015 Fund	26.6	30.4	37.6
Target 2020 Fund	28.8	34.0	40.6
Target 2025 Fund	33.6	35.5	34.4
Target 2030 Fund	33.3	31.4	30.9
Target 2035 Fund	31.6	28.6	27.5
Target 2040 Fund	32.2	31.8	22.2
Target 2045 Fund	29.0	29.2	20.7
Target 2050 Fund	26.8	32.0	23.4
Target 2055 Fund	25.3	32.2	16.7
Target 2060 Fund	22.8	33.0	29.5
Target 2065 Fund	27.2	54.6	48.0
Total Return Fund	323.0	324.9	458.4
Treasury Reserve Fund	(a)	(a)	(a)
U.S. High Yield Fund	31.6	73.4	135.3
U.S. Limited Duration TIPS Index Fund	169.1	181.3	39.9
U.S. Treasury Intermediate Index Fund	267.2	78.1	77.8
U.S. Treasury Long-Term Index Fund	96.9	75.2	49.1
U.S. Treasury Money Fund	(a)	(a)	(a)
Ultra Short-Term Bond Fund	38.5	56.2	45.8

(a) Money market funds are not required to show portfolio turnover.

(b) Prior to commencement of operations.

Fund	Fiscal Year Ended
	10/31/23	10/31/22	10/31/21
Africa & Middle East Fund	53.1%	48.2%	51.3%
Asia Opportunities Fund	31.7	29.5	31.5
Cash Reserves Fund	(a)	(a)	(a)
China Evolution Equity Fund	54.6	62.2	106.6
Emerging Europe Fund	50.9	65.8	46.0
Emerging Markets Discovery Stock Fund	34.7	37.1	54.9
Emerging Markets Stock Fund	47.6	44.8	26.6
European Stock Fund	48.9	29.8	34.6
Global Allocation Fund	50.5	72.1	42.2
Global Growth Stock Fund	64.9	58.4	56.7
Global Impact Equity Fund	62.6	74.0	34.7
Global Stock Fund	102.5	97.2	78.2
Global Value Equity Fund	67.6	64.8	68.8
Institutional Emerging Markets Equity Fund	46.3	45.6	30.0
Institutional International Disciplined Equity Fund	93.8	78.9	81.1
International Disciplined Equity Fund	98.6	69.4	74.7

Fund	Fiscal Year Ended
	10/31/23	10/31/22	10/31/21
International Discovery Fund	28.3	24.6	29.4
International Equity Index Fund	29.2	12.9	22.9
International Stock Fund	38.4	33.6	27.6
International Value Equity Fund	17.5	20.7	21.7
Japan Fund	124.4	35.7	26.9
Latin America Fund	32.6	32.0	30.7
Multi-Strategy Total Return Fund	110.3	133.8	144.8
New Asia Fund	36.5	37.4	48.0
Overseas Stock Fund	7.1	5.0	12.6
QM U.S. Bond Index Fund	39.3	203.5	225.2
Summit Municipal Income Fund	19.2	29.7	23.8
Summit Municipal Intermediate Fund	22.5	20.6	6.6

(a) Money market funds are not required to show portfolio turnover.

Fund	Fiscal Year Ended
	12/31/22	12/31/21	12/31/20
All-Cap Opportunities Fund	103.4%	75.4%	85.8%
Balanced Fund	97.9	91.9	75.7
Blue Chip Growth Fund	10.5	39.1	28.5
Capital Appreciation and Income Fund	(a)	(a)	(a)
Capital Appreciation Fund	83.9	47.8	87.3
Communications & Technology Fund	30.8	16.9	19.1
Diversified Mid-Cap Growth Fund	30.5	33.3	60.0
Dividend Growth Fund	15.5	12.3	13.1
Dynamic Credit Fund	217.6	252.1	301.7
Dynamic Global Bond Fund	134.3	112.7	146.1
Emerging Markets Bond Fund	36.6	38.1	58.2
Emerging Markets Corporate Bond Fund	41.2	69.3	79.3
Emerging Markets Local Currency Bond Fund	104.4	83.1	76.1
Equity Income Fund	17.3	19.4	24.2
Equity Index 500 Fund	3.1	3.1	13.6
Extended Equity Market Index Fund	13.7	36.7	35.9
Financial Services Fund	38.0	15.4	52.9
Global Consumer Fund	5.1	62.2	64.4
Global High Income Bond Fund	45.2	63.2	81.8
Global Industrials Fund	47.6	39.7	58.4
Global Real Estate Fund	50.7	43.8	39.6
Global Technology Fund	44.7	81.0	82.8
Growth Stock Fund	25.9	22.7	33.0
Health Sciences Fund	28.8	33.8	41.7
Hedged Equity Fund	(a)	(a)	(a)

Fund	Fiscal Year Ended
	12/31/22	12/31/21	12/31/20
Institutional Emerging Markets Bond Fund	43.1	37.7	58.0
Institutional Large-Cap Core Growth Fund	14.4	40.4	30.4
Institutional Mid-Cap Equity Growth Fund	24.1	17.7	25.3
Institutional Small-Cap Stock Fund	25.1	18.9	22.6
Integrated Global Equity Fund	102.9	25.6	32.5
Integrated U.S. Large-Cap Value Equity Fund	74.6	41.5	40.8
Integrated U.S. Small-Cap Growth Equity Fund	30.3	28.3	34.5
Integrated U.S. Small-Mid Cap Core Equity Fund	50.2	14.5	31.1
International Bond Fund	69.3	37.9	61.2
International Bond Fund (USD Hedged)	74.6	35.3	49.4
Large-Cap Growth Fund	18.3	18.0	18.6
Large-Cap Value Fund	33.3	24.4	31.5
Mid-Cap Growth Fund	21.4	13.9	23.0
Mid-Cap Index Fund	23.4	34.7	38.3
Mid-Cap Value Fund	46.8	24.8	35.1
New Era Fund	41.5	33.8	47.7
New Horizons Fund	52.7	42.5	52.2
Real Assets Fund	47.8	55.7	52.5
Real Estate Fund	35.5	20.0	18.0
Retirement Income 2020 Fund	47.8	21.2	53.4
Retirement Income 2025 Fund	(a)	(a)	(a)
Science & Technology Fund	66.4	63.3	65.9
Small-Cap Index Fund	22.0	29.0	21.1
Small-Cap Stock Fund	24.3	14.9	19.6
Small-Cap Value Fund	20.7	25.1	28.0
Spectrum Diversified Equity Fund	11.1	8.6	12.9
Spectrum Income Fund	20.7	15.1	29.9
Spectrum International Equity Fund	10.2	9.5	8.5
Total Equity Market Index Fund	4.8	20.0	10.1
Transition Fund	(b)	(b)	(b)
U.S. Equity Research Fund	45.4	27.5	35.6
U.S. Large-Cap Core Fund	90.6	67.9	58.4
Value Fund	192.1	114.6	139.6

(a) Prior to commencement of operations.

(b) Funds registered only under the 1940 Act are not required to show portfolio turnover.

SECURITIES LENDING ACTIVITIES

JPMorgan Chase and State Street Bank and Trust Company serves as custodian and securities lending agent (individually the “Agent”) for the Price Funds. As the securities lending agent, it administers the funds’ securities lending program pursuant to the terms of a securities lending agency agreement entered into between the Price Funds and the Agent.

The Agent is responsible for making securities from each fund’s portfolio available to approved borrowers. The Agent is also responsible for the administration and management of each fund’s securities lending program, including the preparation and execution of an agreement with each borrower governing the terms and conditions of any securities loan, ensuring that securities loans are properly coordinated and documented, ensuring that loaned securities are valued daily and that the corresponding required cash collateral is delivered by the borrower(s), arranging for the investment of cash collateral received from borrowers in accordance with the investment vehicle approved by each fund’s Board, and arranging for the return of loaned securities to the fund in accordance with the funds’ instruction or at loan termination. As compensation for their services, the Agent receives a portion of the amount earned by each fund for lending securities.

The following table sets forth, for each fund’s most recently completed fiscal year, the fund’s gross income received from securities lending activities, any fees and/or other compensation paid by the fund for securities lending activities, and the net income earned by the fund for securities lending activities. The funds do not pay cash collateral management fees, separate administrative fees, separate indemnification fees, or other fees not reflected in the following table. Net income from securities lending activities may differ from the amount reported in a fund’s annual report, which reflects estimated accruals.

Fiscal Year Ended 2/28/23		Fees and/or compensation for securities lending activities and related services
Fund	Gross income from securities lending activities	Fees paid to securities lending agent from a revenue split	Rebate (paid to borrower)	Aggregate fees /compensation for securities lending activities	Net income from securities lending activities
California Tax-Free Bond Fund	(a)	(a)	(a)	(a)	(a)
Floating Rate multi-Sector Account Portfolio	(a)	(a)	(a)	(a)	(a)
Georgia Tax-Free Bond Fund	(a)	(a)	(a)	(a)	(a)
Intermediate Tax-Free High Yield Fund	(a)	(a)	(a)	(a)	(a)
Maryland Short-Term Tax-Free Bond Fund	(a)	(a)	(a)	(a)	(a)
Maryland Tax-Free Bond Fund	(a)	(a)	(a)	(a)	(a)
Maryland Tax-Free Money Fund	(a)	(a)	(a)	(a)	(a)
Mortgage-Backed Securities Multi-Sector Account Portfolio	(a)	(a)	(a)	(a)	(a)
New Jersey Tax-Free Bond Fund	(a)	(a)	(a)	(a)	(a)
New York Tax-Free Bond Fund	(a)	(a)	(a)	(a)	(a)
Tax-Efficient Equity Fund	$148,025	$2,988	$129,111	$132,099	$15,927
Tax-Exempt Money Fund	(a)	(a)	(a)	(a)	(a)
Tax-Free High Yield Fund	(a)	(a)	(a)	(a)	(a)
Tax-Free Income Fund	(a)	(a)	(a)	(a)	(a)
Tax-Free Short-Intermediate Fund	(a)	(a)	(a)	(a)	(a)
Virginia Tax-Free Bond Fund	(a)	(a)	(a)	(a)	(a)

(a) This fund does not participate in securities lending.

Fiscal Year Ended 5/31/23		Fees and/or compensation for securities lending activities and related services
Fund	Gross income from securities lending activities	Fees paid to securities lending agent from a revenue split	Rebate (paid to borrower)	Aggregate fees/compensation for securities lending activities	Net income from securities lending activities
Corporate Income Fund	$155,484.67	$1,735.52	$142,519.49	$144,255.01	$11,229.66
Credit Opportunities Fund	5,504.99	39.08	5,114.26	5,153.34	352
Floating Rate Fund	(a)	(a)	(a)	(a)	(a)
Global Multi-Sector Bond Fund	2,043,412.20	47,276.04	1,597,559.62	1,644,835.66	398,576.54

Fiscal Year Ended 5/31/23		Fees and/or compensation for securities lending activities and related services
Fund	Gross income from securities lending activities	Fees paid to securities lending agent from a revenue split	Rebate (paid to borrower)	Aggregate fees/compensation for securities lending activities	Net income from securities lending activities
GNMA Fund	105,167.31	1,516.35	90,004.08	91,520.43	13,646.88
Government Money Fund	(a)	(a)	(a)	(a)	(a)
Government Reserve Fund	(a)	(a)	(a)	(a)	(a)
High Yield Fund	295,324.49	23,047.82	169,477.89	192,525.71	102,798.78
Inflation Protected Bond Fund	440,034.19	7,361.23	366,422.09	373,783.32	66,250.87
Institutional Floating Rate Fund	(a)	(a)	(a)	(a)	(a)
Institutional High Yield Fund	75,784.09	6,469.07	26,384.51	32,853.58	42,930.51
Institutional Long Duration Credit Fund	22,202.79	433.61	19,542.05	19,975.66	2,227.13
Limited Duration Inflation Focused Bond Fund	2,825,183.74	53,612.69	2,331,433.90	2,385,046.59	440,137.15
New Income Fund	6,623,336.12	148,286.49	5,206,262.18	5,354,548.67	1,268,787.45
Retirement 2005 Fund	(a)	(a)	(a)	(a)	(a)
Retirement 2010 Fund	(a)	(a)	(a)	(a)	(a)
Retirement 2015 Fund	(a)	(a)	(a)	(a)	(a)
Retirement 2020 Fund	(a)	(a)	(a)	(a)	(a)
Retirement 2025 Fund	(a)	(a)	(a)	(a)	(a)
Retirement 2030 Fund	(a)	(a)	(a)	(a)	(a)
Retirement 2035 Fund	(a)	(a)	(a)	(a)	(a)
Retirement 2040 Fund	(a)	(a)	(a)	(a)	(a)
Retirement 2045 Fund	(a)	(a)	(a)	(a)	(a)
Retirement 2050 Fund	(a)	(a)	(a)	(a)	(a)
Retirement 2055 Fund	(a)	(a)	(a)	(a)	(a)
Retirement 2060 Fund	(a)	(a)	(a)	(a)	(a)
Retirement 2065 Fund	(a)	(a)	(a)	(a)	(a)
Retirement Balanced Fund	(a)	(a)	(a)	(a)	(a)
Retirement Blend 2005 Fund	(a)	(a)	(a)	(a)	(a)
Retirement Blend 2010 Fund	(a)	(a)	(a)	(a)	(a)
Retirement Blend 2015 Fund	(a)	(a)	(a)	(a)	(a)
Retirement Blend 2020 Fund	(a)	(a)	(a)	(a)	(a)
Retirement Blend 2025 Fund	(a)	(a)	(a)	(a)	(a)
Retirement Blend 2030 Fund	(a)	(a)	(a)	(a)	(a)
Retirement Blend 2035 Fund	(a)	(a)	(a)	(a)	(a)
Retirement Blend 2040 Fund	(a)	(a)	(a)	(a)	(a)
Retirement Blend 2045 Fund	(a)	(a)	(a)	(a)	(a)
Retirement Blend 2050 Fund	(a)	(a)	(a)	(a)	(a)
Retirement Blend 2055 Fund	(a)	(a)	(a)	(a)	(a)
Retirement Blend 2060 Fund	(a)	(a)	(a)	(a)	(a)
Retirement Blend 2065 Fund	(a)	(a)	(a)	(a)	(a)
Short Duration Income Fund	4,849.22	44.96	4,432.26	4,477.22	372
Short-Term Bond Fund	491,471.75	6,233.04	453,654.10	459,887.14	31,584.61
Spectrum Moderate Allocation Fund	202,092.74	7,240.70	129,668.30	136,909.00	65,183.74
Spectrum Moderate Growth Allocation Fund	325,226.36	14,658.03	178,623.64	193,281.67	131,944.69
Spectrum Conservative Allocation Fund	154,120.05	5,401.55	100,083.04	105,484.59	48,635.46
Target 2005 Fund	(a)	(a)	(a)	(a)	(a)
Target 2010 Fund	(a)	(a)	(a)	(a)	(a)
Target 2015 Fund	(a)	(a)	(a)	(a)	(a)
Target 2020 Fund	(a)	(a)	(a)	(a)	(a)
Target 2025 Fund	(a)	(a)	(a)	(a)	(a)
Target 2030 Fund	(a)	(a)	(a)	(a)	(a)
Target 2035 Fund	(a)	(a)	(a)	(a)	(a)
Target 2040 Fund	(a)	(a)	(a)	(a)	(a)
Target 2045 Fund	(a)	(a)	(a)	(a)	(a)
Target 2050 Fund	(a)	(a)	(a)	(a)	(a)

Fiscal Year Ended 5/31/23		Fees and/or compensation for securities lending activities and related services
Fund	Gross income from securities lending activities	Fees paid to securities lending agent from a revenue split	Rebate (paid to borrower)	Aggregate fees/compensation for securities lending activities	Net income from securities lending activities
Target 2055 Fund	(a)	(a)	(a)	(a)	(a)
Target 2060 Fund	(a)	(a)	(a)	(a)	(a)
Target 2065 Fund	(a)	(a)	(a)	(a)	(a)
Total Return Fund	321,310.06	7,402.27	251,669.57	259,071.84	62,238.22
Treasury Reserve Fund	(a)	(a)	(a)	(a)	(a)
U.S. High Yield Fund	(a)	(a)	(a)	(a)	(a)
U.S. Limited Duration 1-5 Year TIPS Index Fund	55,663.17	1,273.84	42,924.66	44,198.50	11,464.67
U.S. Treasury Intermediate Index Fund	638,269.43	7,095.92	585,049.27	592,145.19	46,124.24
U.S. Treasury Long-Term Index Fund	297,981.40	11,111.02	209,793.43	220,904.45	77,076.95
U.S. Treasury Money Fund	(a)	(a)	(a)	(a)	(a)
Ultra Short-Term Bond Fund	169,517.94	8,389.55	87,254.58	95,644.13	73,873.81

(a) This fund does not participate in securities lending.

Fiscal Year Ended 10/31/23	Fees and/or compensation for securities lending activities and related services
Fund	Gross income from securities lending activities	Fees paid to securities lending agent from a revenue split	Rebate (paid to borrower)	Aggregate fees/compensation for securities lending activities	Net income from securities lending activities
Africa & Middle East Fund	5,462.19	$44.37	5,016.66	5,061.03	$401.16
Asia Opportunities Fund	$49,978	681	$43,163	$43,844	6,134
Cash Reserves Fund	(a)	(a)	(a)	(a)	(a)
China Evolution Equity Fund	28,988.09	2,086.60	8,120.97	10,207.57	18,780.52
Emerging Europe Fund	15,045.88	1,277.74	2,255.33	3,533.07	11,512.81
Emerging Markets Discovery Stock Fund	36,425.98	124.81	35,165.95	35,290.76	1,135.22
Emerging Markets Stock Fund	0	0	0	0	0
European Stock Fund	516,953.89	17,537.99	341,568.45	359,106.44	157,847.45
Global Allocation Fund	212,339.01	6,049.81	157,750.65	163,800.46	48,538.55
Global Growth Stock Fund	767,560.06	5,540.16	712,106.12	717,646.28	49,913.78
Global Impact Equity Fund	1,513.64	8.58	1,426.84	1,435.42	78.22
Global Stock Fund	2,151,327.56	19,279.44	1,958,518.90	1,977,798.34	173,529.22
Global Value Equity Fund	91,085.04	1,148.02	79,598.98	80,747.00	10,338.04
Institutional Emerging Markets Equity Fund	0	0	0	0	0
Institutional International Disciplined Equity Fund	129,992.89	3,901.45	90,974.40	94,875.85	35,117.04
International Disciplined Equity Fund	231,550.07	5,713.14	174,413.69	180,126.83	51,423.24
International Discovery Fund	7,994,659.93	239,760.05	5,596,842.87	5,836,602.92	2,158,057.01
International Equity Index Fund	635,119.64	11,530.09	519,731.83	531,261.92	103,857.72
International Stock Fund	9,550,408.89	117,343.85	8,376,931.01	8,494,274.86	1,056,134.03
International Value Equity Fund	7,336,996.87	105,844.55	6,278,521.06	6,384,365.61	952,631.26
Japan Fund	388,880.77	8,262.43	306,243.87	314,506.30	74,374.47
Latin America Fund	133,699.10	868	124,988.88	125,856.65	7,842.45
Multi-Strategy Total Return Fund	319,921.34	6,288.47	266,150.01	272,438.48	47,482.86
New Asia Fund	1,695,054.00	43,423.53	1,260,796.85	1,304,220.38	390,833.62
Overseas Stock Fund	17,118,206.80	525,877.41	11,859,400.90	12,385,278.31	4,732,928.49
Summit Municipal Income Fund	(a)	(a)	(a)	(a)	(a)
Summit Municipal Intermediate Fund	(a)	(a)	(a)	(a)	(a)

Fiscal Year Ended 12/31/22		Fees and/or compensation for securities lending activities and related services
Fund	Gross income from securities lending activities	Fees paid to securities lending agent from a revenue split	Rebate (paid to borrower)	Aggregate fees /compensation for securities lending activities	Net income from securities lending activities
All-Cap Opportunities Fund	$0	$0	$0	$0	$0
Balanced Fund	484,387	26,208	222,592	248,800	235,587
Blue Chip Growth Fund	2,402,699	$93,339	$1,494,390	$1,587,729	$814,970
Capital Appreciation and Income Fund	(a)	(a)	(a)	(a)	(a)
Capital Appreciation Fund	0	0	0	0	0
Communications & Technology Fund	783,304	32,409	477,469	509,878	273,426
Diversified Mid-Cap Growth Fund	257,841	7,160	203,433	210,593	47,248
Dividend Growth Fund	254,445	11,899	163,880	175,779	78,667
Dynamic Credit Fund	14,758	604	9,110	9,715	5,043
Dynamic Global Bond Fund	1,998,671	153,049	470,046	623,094	1,375,577
Emerging Markets Bond Fund	0	0	0	0	0
Emerging Markets Corporate Bond Fund	(b)	(b)	(b)	(b)	(b)
Emerging Markets Local Currency Bond Fund	(b)	(b)	(b)	(b)	(b)
Equity Income Fund	74,815	8,002	8,467	16,469	58,346
Equity Index 500 Fund	415,403	25,937	214,930	240,868	174,535
Extended Equity Market Index Fund	1,405,130	95,837	459,252	555,089	850,041
Financial Services Fund	244,167	16,345	97,674	114,019	130,148
Global Consumer Fund	32,125	364	28,462	28,827	3,299
Global High Income Bond Fund	(b)	(b)	(b)	(b)	(b)
Global Industrials Fund	86,034	1,785	68,156	69,941	16,093
Global Real Estate Fund	0	0	0	0	0
Global Technology Fund	0	0	0	0	0
Growth Stock Fund	0	0	0	0	0
Health Sciences Fund	0	0	0	0	0
Hedged Equity Fund	(a)	(a)	(a)	(a)	(a)
Institutional Emerging Markets Bond Fund	0	0	0	0	0
Institutional Large-Cap Core Growth Fund	262,993	15,327	121,687	137,014	125,979
Large-Cap Growth Fund	0	0	0	0	0
Large-Cap Value Fund	0	0	0	0	0
Institutional Mid-Cap Equity Growth Fund	0	0	0	0	0
Institutional Small-Cap Stock Fund	0	0	0	0	0
Integrated Global Equity Fund	5,228	163	3,574	3,737	1,491
Integrated U.S. Large-Cap Value Equity Fund	732	6	672	678	54
Integrated U.S. Small-Cap Growth Equity Fund	51,863	791	45,279	46,070	5,792

Fiscal Year Ended 12/31/22		Fees and/or compensation for securities lending activities and related services
Fund	Gross income from securities lending activities	Fees paid to securities lending agent from a revenue split	Rebate (paid to borrower)	Aggregate fees /compensation for securities lending activities	Net income from securities lending activities
Integrated U.S. Small-Mid Cap Core Equity Fund	$1,025,709	$15,859	$916,296	$932,155	$93,554
International Bond Fund	570,864	13,015	440,678	453,693	117,171
International Bond Fund (USD Hedged)	4,756,623	97,046	3,786,091	3,883,137	873,486
Mid-Cap Growth Fund	0	0	0	0	0
Mid-Cap Index Fund	88,937	5,961	29,859	35,820	53,117
Mid-Cap Value Fund	861,021	85,024	10,778	95,803	765,219
New Era Fund	433,770	24,021	193,694	217,715	216,055
New Horizons Fund	0	0	0	0	0
Real Assets Fund	1,514,394	41,810	1,133,449	1,175,259	339,135
Real Estate Fund	0	0	0	0	0
Retirement Income 2020 Fund	(b)	(b)	(b)	(b)	(b)
Retirement Income 2025 Fund	(a)	(a)	(a)	(a)	(a)
Science & Technology Fund	1,121,676	57,649	549,904	607,554	514,122
Small-Cap Index Fund	173,319	11,217	62,494	73,710	99,609
Small-Cap Stock Fund	0	0	0	0	0
Small-Cap Value Fund	1,352,358	79,155	571,622	650,777	701,581
Spectrum Diversified Equity Fund	(b)	(b)	(b)	(b)	(b)
Spectrum Income Fund	(b)	(b)	(b)	(b)	(b)
Spectrum International Equity Fund	(b)	(b)	(b)	(b)	(b)
Total Equity Market Index Fund	450,023	31,176	139,921	171,097	278,926
Transition Fund	(b)	(b)	(b)	(b)	(b)
U.S. Equity Research Fund	0	0	0	0	0
U.S. Large-Cap Core Fund	0	0	0	0	0
Value Fund	839,193	21,809	653,922	675,732	163,461

(a) Prior to commencement of operations.

(b) This fund does not participate in securities lending.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP, 100 East Pratt Street, Suite 2600, Baltimore, Maryland 21202, is the independent registered public accounting firm to the funds.

The financial statements and Report of Independent Registered Public Accounting Firm of the funds included in each fund’s annual report are incorporated into this SAI by reference. A copy of the annual report of each fund with respect to which an inquiry is made will accompany this SAI.

PART II – TABLE OF CONTENTS

PART II

Part II of this SAI describes risks, policies, and practices that apply to the Price Funds.

INVESTMENT OBJECTIVES AND POLICIES

The following information supplements the discussion of the funds’ investment programs and policies discussed in the funds’ prospectuses. You should refer to each fund’s prospectus to determine the types of holdings in which the fund primarily invests. You will then be able to review additional information set forth herein on those types of holdings and their risks, as well as information on other holdings in which the fund may occasionally invest.

Except for the Capital Appreciation and Income, Global Impact Equity, Hedged Equity, and Retirement Income 2025 Funds, each fund’s investment objective is considered a fundamental policy. For all funds other than the Capital Appreciation and Income, Global Impact Equity, Hedged Equity, and Retirement Income 2025 Funds, shareholder approval is required to change fund objectives. Shareholder approval is not required to change the investment objective of the Capital Appreciation and Income, Global Impact Equity, Hedged Equity, or Retirement Income 2025 Funds. Unless otherwise specified, the investment programs and restrictions of the funds are not fundamental policies. Each fund’s operating policies are subject to change by the Board without shareholder approval. The funds’ fundamental policies may not be changed without the approval of at least a majority of the outstanding shares of the fund or, if it is less, 67% of the shares represented at a meeting of shareholders at which the holders of more than 50% of the shares are represented.

RISK FACTORS

You may also refer to the sections titled “Portfolio Securities” and “Portfolio Management Practices” for discussions of the risks associated with the investments and practices described therein as they apply to the funds.

All Funds

Unforeseen Market Events

Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to a fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not a fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of a fund’s investments may be negatively impacted. Some events may affect certain geographic regions, countries, sectors, and industries more significantly than others and exacerbate other preexisting environmental, political, social, and economic risks. Governmental and quasi-governmental authorities and regulators have in the past responded to major economic disruptions with a variety of significant fiscal and monetary policy changes, including but not limited to, direct capital infusions into companies, new monetary programs, and dramatically lower interest rates. An unexpected or quick reversal of these policies, or the ineffectiveness of these policies, could lead to inflation, negatively impact overall investor sentiment and/or further increase volatility in securities markets.

Governments and regulators may take actions that affect the regulation of the funds or the instruments in which the funds invest, or the issuers of such instruments, in ways that are unforeseeable. Future legislation or regulation or other governmental actions could limit or preclude the funds’ abilities to achieve their investment objectives or otherwise adversely impact an investment in the funds. Political and diplomatic events within the United States, including a contentious domestic political environment, changes in political party control of one or more branches of the U.S. government, the U.S. government’s inability at times to agree on a long-term budget and deficit reduction plan, the threat of a U.S. government shutdown, and disagreements over, or threats not to increase, the U.S. government’s borrowing limit (or “debt ceiling”), as well as political and diplomatic events abroad, may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree. A downgrade of the ratings of U.S. government debt obligations, or concerns about the U.S. government’s credit quality in general, could have a substantial negative effect on the U.S. and global economies. For example, concerns about the U.S. government’s credit quality may cause increased volatility in the stock and bond markets, higher interest rates, reduced prices and liquidity of U.S. Treasury securities, and/or increased costs of various kinds of debt. Moreover, although the U.S. government has honored its credit obligations, there remains a possibility that the United States could default on its obligations. The consequences of such an unprecedented event are impossible to predict, but it is likely that a default by the United States would be highly disruptive to the U.S. and global securities markets and could significantly impair the value of the funds’ investments.

Public health epidemics have and may have, an impact on a fund’s investments and net asset value and have led and may lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market. Public health epidemics may result in periods of disruptions to business operations, supply chains and customer activity, travel restrictions, business closures, inability to obtain raw materials, supplies and component parts, and reduced or disrupted operations for the issuers in which a fund invests. The occurrence, reoccurrence and pendency of public health epidemics could adversely affect the economies and financial markets either in specific countries or worldwide.

In addition, the operations of the funds, their investment advisers, and the funds’ service providers may be significantly impacted, or even temporarily halted, as a result of any impairment to their information technology and other operational systems and other factors related to public emergencies.

Global economies and financial markets have become increasingly interconnected, which increases the possibility that environmental, economic, financial, or political events and factors in one country or region might adversely impact issuers in a different country or region or worldwide.

In March 2023, the banking industry experienced heightened volatility, which sparked concerns of potential broader adverse market conditions. The extent of the impact of these events on the U.S. and global markets is uncertain.

Cybersecurity Risk

As the use of the internet and other technologies is prevalent in the course of business, the funds have become more susceptible to operational and financial risks associated with cyberattacks. Cybersecurity incidents can result from deliberate attacks, such as gaining unauthorized access to digital systems (e.g., through “hacking” or malicious software coding) for purposes of misappropriating assets or sensitive information, corrupting data, or causing operational disruption, or from unintentional events, such as the inadvertent release of confidential information. Cybersecurity failures or breaches of the funds, or their service providers or the issuers of securities in which the funds invest, can cause disruptions and impact business operations, potentially resulting in financial losses; the inability of fund shareholders to transact; violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement, or other compensation costs; and/or additional compliance costs. While measures have been developed that are designed to reduce the risks associated with cyberattacks, there is no guarantee that those measures will be effective, particularly since the funds do not directly control the cybersecurity defenses or plans of their service providers, financial intermediaries, and companies in which they invest or with which they do business.

Operational Risk

An investment in a Price Fund may be negatively impacted because of the operational risks arising from factors such as processing errors and human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel, and errors caused by third party service providers or trading counterparties. Although the funds attempt to minimize such failures through controls and oversight, it is not possible to identify all of the operational risks that may affect a fund or to develop processes and controls that completely eliminate or mitigate the occurrence of such failures. A fund and its shareholders could be negatively impacted as a result. Processes and controls developed may not eliminate or mitigate the occurrence or effects of all risks, and some risks simply may be beyond any control of the funds, T. Rowe Price and its affiliates, or other service providers.

Large Shareholder Risk

Certain shareholders of a fund may from time to time own or control a significant percentage of the fund’s shares (Large Shareholders). Large Shareholders may include, for example, institutional investors, funds of funds, and discretionary advisory clients whose buy-sell decisions are controlled by a single decision-maker. Large Shareholders may sell all or a portion of their shares of a fund at any time or may be required to sell all or a portion of their shares in order to comply with applicable regulatory restrictions (including, but not limited to, restrictions that apply to U.S. banking entities and their affiliates).

Risk Factors of Investing in Foreign Securities

• General Foreign securities include both U.S. dollar-denominated and non-U.S. dollar-denominated securities of foreign issuers. Foreign securities include securities issued by companies that are organized under the laws of countries other than the U.S. as well as securities that are issued or guaranteed by foreign governments or by foreign supranational entities. They also include securities issued by companies whose principal trading market is in a country other than the U.S. and companies that derive a significant portion of their revenue or profits from foreign businesses, investments, or sales or that have a majority of their assets outside the United States. Foreign securities may be traded on foreign securities exchanges or in the foreign over-the-counter (OTC) markets. Foreign securities markets generally are not as developed or efficient as those in the United States.

Investing in foreign securities, as well as instruments that provide investment exposure to foreign securities and markets, involves risks that are not typically associated with investing in U.S. dollar-denominated securities of domestic issuers. Certain of these risks are inherent in any fund investing in foreign securities, while others relate more to the countries and regions in which the funds may invest. Many of the risks are more pronounced for investments in emerging market countries, such as Russia and many of the countries of Africa, Asia, Eastern Europe, Latin America, and the Middle East. There are no universally accepted criteria used to determine which countries are considered developed markets and which are considered emerging markets. However, the funds rely on the classification made for a particular country by an unaffiliated, third-party data provider.

• Political, Social, and Economic Risks Foreign investments involve risks unique to the local political, economic, tax, and regulatory structures in place, as well as the potential for social instability, military unrest, or diplomatic developments that could prove adverse to the interests of U.S. investors. The economies of many of the countries in which the funds may invest are not as developed as the U.S. economy, and individual foreign economies can differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, and balance of payments position. In addition, war and terrorism have affected many countries, especially those in Africa and the Middle East. Many countries throughout the world are dependent on a healthy U.S. economy and are adversely affected when the U.S. economy weakens or its markets decline.

Governments in certain foreign countries continue to participate to a significant degree, through ownership interest or regulation, in their respective economies. Action by these governments could have a significant effect on market prices of securities and payment of dividends. The economies of many foreign countries are heavily dependent upon international trade and are accordingly affected by protective trade barriers and economic conditions of their trading partners. The enactment by these trading partners of protectionist trade legislation could have a significant adverse effect upon the securities markets of such countries.

• Currency Risks Investments in foreign securities will normally be denominated in foreign currencies. Accordingly, a change in the value of any such currency against the U.S. dollar will result in a corresponding change in the U.S. dollar value of the funds’ holdings denominated in that currency. Generally, when a given currency appreciates against the U.S. dollar (e.g., because the U.S. dollar weakens or the particular foreign currency strengthens), the value of the funds’ securities denominated in that currency will rise. When a given currency depreciates against the U.S. dollar (e.g., because the U.S. dollar strengthens or the particular foreign currency weakens), the value of the funds’ securities denominated in that currency will decline. The value of fund assets may also be affected by losses and other expenses incurred in converting between various currencies in order to purchase and sell foreign securities and by currency restrictions, exchange control regulations, and currency devaluations. In addition, a change in the value of a foreign currency against the U.S. dollar could result in a change in the amount of income available for distribution. If a portion of a fund’s investment income may be received in foreign currencies, the fund will be required to compute its income in U.S. dollars for distribution to shareholders, and therefore, the fund will absorb the cost of currency fluctuations.

• Investment and Repatriation Restrictions Foreign investment in the securities markets of certain foreign countries is restricted or controlled to varying degrees. These restrictions limit and, at times, preclude investment in such countries and increase the cost and expenses of the funds. Investments by foreign investors are subject to a variety of restrictions in many emerging market countries. These restrictions may take the form of prior governmental approval, limits on the amount or type of securities held by foreigners, and limits on the types of companies in which foreigners may invest. Additional or different restrictions may be imposed at any time by these or other countries in which the funds invest. In addition, the repatriation of both investment income and capital from several foreign countries is restricted and controlled under certain regulations, including, in some cases, the need for certain government consents.

• Market and Trading Characteristics Foreign securities markets are generally not as developed or efficient as, and are generally more volatile than, those in the United States. While growing in volume, they usually have substantially less volume than U.S. markets and the funds’ foreign portfolio securities may have lower overall liquidity, be more difficult to value, and be subject to more rapid and erratic price movements than securities of comparable U.S. companies. Foreign securities may trade at price/earnings multiples higher than comparable U.S. securities, and such levels may not be sustainable. Commissions on foreign securities trades are generally higher than commissions on U.S. exchanges, and while there are an increasing number of overseas securities markets that have adopted a system of negotiated rates, a number are still subject to an established schedule of minimum commission rates. There is generally less government supervision and regulation of foreign securities exchanges, brokers, and listed companies than in the United States.

Moreover, overall settlement practices for transactions in foreign markets may differ from those in U.S. markets. Such differences include delays beyond periods customary in the U.S. and practices, such as delivery of securities prior to receipt of payment, which increase the likelihood of a “failed settlement.” Failed settlements can result in losses to the funds. In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct transactions. Delays in clearance and settlement could result in temporary periods when assets of the funds are uninvested and no return is earned. The inability of a fund to make intended security purchases due to clearance and settlement problems could cause the fund to miss attractive investment opportunities. The inability of a fund to sell portfolio securities due to clearance and settlement problems could result either in losses to the fund due to subsequent declines in the value of the portfolio security or, if the fund has entered into a contract to sell the security, liability to the purchaser. Military unrest, war, terrorism, and other factors could result in securities markets closing unexpectedly for an extended period, during which a fund would lose the ability to either purchase or sell securities traded in that market. Finally, certain foreign markets are open for trading on days when the funds do not calculate their NAV. Therefore, the values of a fund’s holdings in those markets may be affected on days when shareholders have no access to the fund.

• Depositary Receipts It is expected that most foreign securities will be purchased in OTC markets or on securities exchanges located in the countries in which the issuers of the various securities are located, provided that is the best available market. However, the funds may also purchase depositary receipts, such as American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs), and European Depositary Receipts (EDRs), which are certificates evidencing ownership of underlying foreign securities, as alternatives to directly purchasing the foreign securities in their local markets and currencies. An advantage of ADRs, GDRs, and EDRs is that investors do not have to buy shares through the issuing company’s home exchange, which may be difficult or expensive. ADRs, GDRs, and EDRs are subject to many of the same risks associated with investing directly in foreign securities.

Generally, ADRs are denominated in U.S. dollars and are designed for use in the U.S. securities markets. The depositaries that issue ADRs are usually U.S. financial institutions, such as a bank or trust company, but the underlying securities are issued by a foreign issuer.

GDRs may be issued in U.S. dollars or other currencies and are generally designed for use in securities markets outside the United States. GDRs represent shares of foreign securities that can be traded on the exchanges of the depositary’s country. The issuing depositary, which may be a foreign or a U.S. entity, converts dividends and the share price into the shareholder’s home currency. EDRs are generally issued by a European bank and traded on local exchanges.

For purposes of a fund’s investment policies, investments in depositary receipts are deemed to be investments in the underlying securities. For example, an ADR representing ownership of common stock will be treated as common stock.

• Participation Notes The funds may gain exposure to securities in certain foreign markets through investments in participation notes (P-notes). For instance, a fund may purchase P-notes while it is awaiting approval from a foreign exchange to trade securities directly in that market as well as to invest in foreign markets that restrict foreign investors, such as the funds, from investing directly in individual securities traded on that exchange. P-notes are generally issued by banks or broker-dealers and are designed to offer a return linked to a particular underlying equity security. An investment in a P-note involves additional risks beyond the risks normally associated with a direct investment in the underlying security, and the P-note’s performance may differ from the underlying security’s performance. While the holder of a P-note is entitled to receive from the broker-dealer or bank any dividends paid by the underlying security, the holder is not entitled to the same rights (e.g., voting rights) as an owner of the underlying stock. P-notes are considered general unsecured contractual obligations of the banks or broker-dealers that issue them as the counterparty. As such, the funds must rely on the creditworthiness of the counterparty for their investment returns on the P-notes and would have no rights against the issuer of the underlying security. There is also no assurance that there will be a secondary trading market for a P-note or that the trading price of a P-note will equal the value of the underlying security. Additionally, issuers of P-notes and the calculation agent may have broad authority to control the foreign exchange rates related to the P-notes and discretion to adjust the P-note’s terms in response to certain events.

• Investment Funds The funds may invest in investment funds, including ETFs and government money market funds, that have been authorized by the governments of certain countries specifically to permit foreign investment in securities of companies listed and traded on the stock exchanges in these respective countries. Investment in these funds is subject to the provisions of the 1940 Act. If a fund invests in such investment funds, shareholders will bear not only their proportionate share of the expenses of the fund (including operating expenses and the fees of the investment manager), but will also indirectly bear similar expenses of the underlying investment funds. In addition, the securities of these investment funds may trade at a premium (or discount) over their NAV.

• Financial Information and Governance There is generally less publicly available information about foreign companies when compared with the reports and ratings that are published about companies in the United States. Many foreign companies are not subject to uniform accounting, auditing, and financial reporting standards, practices, and requirements comparable to those applicable to U.S. companies, and there may be less stringent investor protection and disclosure standards. It also is often more difficult to keep currently informed of corporate actions, which can adversely affect the prices of portfolio securities.

• Taxes The dividends and interest payable on certain of the funds’ foreign portfolio securities may be subject to foreign withholding taxes, thus reducing the net amount of income available for distribution to the funds’ shareholders. In addition, some governments may impose a tax on purchases by foreign investors of certain securities that trade in their country.

• Higher Costs Investors should understand that the expense ratios of funds investing primarily in foreign securities can be expected to be higher than funds that invest mainly in domestic securities. Reasons include the higher costs of maintaining custody of foreign securities, higher advisory fee rates paid by funds to investment advisers for researching and selecting foreign securities, and brokerage commission rates and trading costs that tend to be more expensive in foreign markets than in the United States.

• Other Risks With respect to certain foreign countries, especially emerging markets, there is the possibility of adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitations on the removal of funds or other assets of the funds, or diplomatic developments that could affect investments by U.S. persons in those countries. Further, the funds may find it difficult or be unable to enforce ownership rights, pursue legal remedies, or obtain judgments in foreign courts. Evidence of securities ownership may be uncertain in many foreign countries. In many of these countries, the most notable of which is Russia, the ultimate evidence of securities ownership is the share register held by the issuing company or its registrar. While some companies may issue share certificates or provide extracts of the company’s share register, these are not negotiable instruments and are not effective evidence of securities ownership. In an ownership dispute, the company’s share register is controlling. Foreign companies with securities listed on U.S. exchanges may be delisted if they do not meet U.S. accounting standards and auditor oversight requirements, which may significantly decrease the liquidity and value of the securities.

• Europe, Middle East, and Africa

Europe includes both developed and emerging markets. Europe’s economies are diverse, its governments are decentralized, and its cultures vary widely. Unemployment in Europe has historically been higher than in the United States, and public deficits have been an ongoing concern in many European countries.

Fiscal Constraints Most developed countries in Europe are members of the European Union (EU), and many are also members of the European Economic and Monetary Union (EMU). European countries can be significantly affected by the tight fiscal and monetary controls that the EMU imposes on its members and with which candidates for EMU membership are required to comply. Member countries are required to maintain tight controls over inflation, public debt, and budget deficits, and these requirements can severely limit EMU member countries’ ability to implement monetary policy to address local or regional economic conditions. The private and public sectors’ debt problems of a single EU country can pose economic risks to the EU as a whole. The imposition of fiscal and monetary controls by EMU countries can have a significant impact on Europe as a whole. In addition, such controls could prove unsustainable and lead to an abrupt and unexpected elimination of the policy, leading to significant volatility.

Eurozone Currency Issues While certain EU countries continue to use their own currency, there is a collective group of EU countries, known as the eurozone, that use the euro as their currency. Although the eurozone has adopted a common currency and central bank, there is no fiscal union; therefore, money does not automatically flow from countries with surpluses to those with fiscal deficits. Several eurozone countries continue to face deficits and budget issues, some of which may have negative long-term effects for the economies of not just eurozone countries but all of Europe. Rising government debt levels could increase market volatility and the probability of a recession, lead to emergency financing for certain countries, and foster increased speculation that certain countries may require bailouts. Eurozone policymakers have previously struggled to agree on solutions to debt crises, which has stressed the European banking system as lending continued to tighten. Similar crises in the future could place additional stress on the banking system and lead to downgrades of European sovereign debt. There continues to be concern over national-level support for the euro, which could lead to the implementation of currency controls, certain countries leaving the EU, or potentially a breakup of the eurozone and dissolution of the euro. A breakup of the eurozone, particularly a disorderly breakup, would pose special challenges for the financial markets and could lead to exchange controls and/or market closures. In the event of a eurozone default or breakup, some of the most significant challenges the funds with euro-denominated holdings and derivatives involving the euro face would include diminished market liquidity, operational issues relating to the settlement of trades, difficulty in establishing the fair values of holdings, and the redenomination of holdings into other currencies.

Emerging Europe, Middle East, and Africa The economies of the countries of emerging Europe, the Middle East, and Africa, sometimes referred to as “EMEA,” are all considered emerging market economies, and they tend to be highly reliant on the exportation of commodities.

Russia’s Invasion of Ukraine In February 2022, Russian military forces invaded Ukraine, significantly amplifying already existing geopolitical tensions among Russia and other countries. Russia’s invasion, the responses of countries and political bodies to Russia’s actions, and the potential for wider conflict may increase financial market volatility and could have severe adverse effects on regional and global economic markets, including the markets for certain securities and commodities such as oil and natural gas. The United States, the regulatory bodies of certain other countries, and the EU have instituted broad economic sanctions against certain Russian individuals and Russian entities in response to political and military actions, including state-sponsored cyberattacks, against foreign companies and foreign governments. The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that support Russia’s military invasion. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion.

These sanctions can consist of prohibiting certain securities trades, certain private transactions, and doing business with certain Russian corporate entities, large financial institutions, officials and oligarchs as well as asset freezes. The sanctions include a commitment by certain countries and the EU to remove selected Russian banks from the Society for Worldwide Interbank Financial Telecommunications, commonly called “SWIFT”, the electronic network that connects banks globally, and imposed restrictive measures to prevent the Russian Central Bank from undermining the impact of the sanctions. Other sanctions have included bans on the export of certain services and goods, bans and restrictions on the importation of Russian origin items, including crude oil and gold, and prohibitions on additional services being provided in Russia that will impact a larger number of non-Russian firms indirectly and thereby negatively affect the value of a fund’s investments beyond any direct exposure to Russian issuers or those of adjoining geographic regions.

In response to sanctions, Russia has adopted a broad range of measures aimed at limiting the impact of sanctions on its economy in response to actions taken by the United States, United Kingdom, EU, and other coalition countries. The Russian Central Bank raised its interest rates and Russia has generally banned purchases and sales of securities traded on its local exchange by most foreigners. Russia has also severely restricted foreign currency transfers outside of Russia and introduced requirements that certain payments be in rubles.

Russia may take additional counter measures or retaliatory actions, which may further impair the value and liquidity of Russian securities and fund investments. Such actions could, for example, include restricting gas exports to other countries, seizure of U.S. and European residents’ assets, or undertaking or provoking other military conflict elsewhere in Europe, any of which could exacerbate negative consequences on global financial markets and the economy.

These actions in response to the Russian invasion of Ukraine has resulted in the devaluation of Russian currency, a downgrade in the country’s credit rating, significant declines in the value and liquidity of securities issued by Russian companies or the Russian government, and/or significant impairment of the funds’ ability to buy, sell, or receive proceeds from those securities. Currently, funds that hold affected Russian equity securities have generally fair valued most or all such securities effectively at zero, which may continue for an extended period of time. Ongoing sanctions, the continued disruption of the Russian economy, or future military actions by Russia have and could continue to severely impact not only the performance of Russian securities or derivatives with exposure to Russian securities or currency, but also the economies of other European countries and globally. Moreover, the measures have and could continue to adversely affect global financial and energy markets, global supply chains, inflation, and global growth and thereby negatively affect the value of a fund’s investments beyond any direct exposure to Russian issuers or those of adjoining geographic regions. The duration of ongoing hostilities and corresponding sanctions and related events cannot be predicted and may result in a continued negative impact on performance and the value of Russian investments.

Political and Military Instability Many formerly communist, Eastern European countries have experienced significant political and economic reform over the past decade, and a continued eastward expansion of the EU could help to further anchor this reform process. However, the democratization process is still relatively new in a number of the smaller states and political turmoil and popular uprisings remain threats.

Many Middle Eastern economies have little or no democratic tradition and are led by family structures. Opposition parties are often banned, which can lead to dissidence and militancy. Despite a growing trend toward a democratic process, many African nations have a history of dictatorship, military intervention, and corruption. War, terrorism, and military takeovers could result in a securities market unexpectedly closing for an extended period, which would restrict a fund from selling its securities that are traded in that market. In all parts of EMEA, such developments, if they were to recur, could reverse favorable trends toward economic and market reform, privatization, and removal of trade barriers and result in significant disruptions in securities markets.

Foreign Currency Certain countries in the region may have managed currencies that are pegged to the U.S. dollar or the euro, rather than at levels determined by the market. This type of system can lead to sudden and large adjustments in the currency, which may, in turn, have a disruptive and negative effect on investors. There is no significant foreign exchange market for certain currencies, and it would, as a result, be difficult for the funds to engage in foreign currency transactions designed to protect the value of the funds’ interests in securities denominated in such currencies.

Energy/Resources Russia, the Middle East, many African nations, and certain Latin American countries are highly reliant on income from oil sales. As a result, oil prices tend to have a major impact on these economies and other commodities, such as base and precious metals, may also significantly impact these economies. As global supply and demand for commodities fluctuate, the EMEA economies can be significantly impacted by the prices of such commodities.

Custody and Settlement The process of clearing and settling trades and to the holding of securities, cash, and other assets by local banks, agents, and depositories, may result in custody and settlement risks for the funds. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle, and governments or trade groups may compel local agents to hold securities in designated depositories that may not be subject to independent evaluation. Local agents are held only to the standards of care of their local markets, and thus may be subject to limited or no government oversight. In general, the less developed a country’s securities market, the greater the likelihood of custody problems. The possibility of fraud, negligence, or undue influence being exerted by the issuer or refusal to recognize ownership in some emerging markets, and, along with other factors, could result in ownership registration being lost. In addition, the laws of certain countries may put limits on a fund’s ability to recover its assets if a foreign bank or depository or issuer of a security or an agent of any of the foregoing goes bankrupt. A fund would absorb any loss resulting from such custody problems and may have no successful claim for compensation.

In particular, because of the underdeveloped state of Russia’s financial and legal systems, the settlement, clearing, and registration of securities transactions are subject to heightened risks. Equity securities in Russia are issued only in book entry form, and ownership records are maintained in a decentralized fashion by registrars who are under contract with the issuers. Although a fund’s Russian sub-custodian maintains copies of the registrar’s records on its premises, such records may not be legally sufficient to establish ownership of securities. The registrars are not necessarily subject to effective state supervision nor are they licensed with any governmental entity. Although a fund investing in Russian securities seeks to ensure through its custodian that its interest continues to be appropriately recorded, it is possible that a fraudulent act may deprive the fund of its ownership rights or improperly dilute its interest. In addition, it is possible that a registrar could be suspended or its license revoked, which would impact a fund’s holdings at that registrar until the suspension is lifted or the companies’ records are transferred to an alternative registrar. Finally, although applicable Russian regulations impose liability on registrars for losses resulting from their errors, it may be difficult for a fund to enforce any rights it may have against the registrar or issuer of the securities in the event of loss of share registration. In addition, Russia has also recently required payments of loans, credit, and other financial instruments only be made in rubles and then deposited in accounts with a Russian bank that are effectively frozen, as well mandatory conversions of depositary receipts issued by Russian issuers to local Russian shares.

Investments in Saudi Arabia The funds generally expect to conduct their transactions in a manner in which they would not be limited by regulations to a single broker. However, there may be a limited number of brokers who can provide services to the fund in Saudi Arabia, which may have an adverse impact on the prices, quantity, or timing of fund transactions.

The funds’ ability to invest in Saudi Arabian equity securities depends on the ability of T. Rowe Price as a Foreign Portfolio Manager, and the fund as a Qualified Foreign Investor (QFI), to obtain and maintain their respective authorizations from the Saudi Arabia Capital Market Authority (CMA). Even though the funds have obtained QFI approval, the funds do not have an exclusive investment quota and are subject to foreign investment limitations and other regulations imposed by the CMA on QFIs, as well as local market participants. Any change in the QFI system generally, including the possibility of T. Rowe Price or the funds losing their respective Foreign Portfolio Manager and QFI status, may adversely affect the funds.

The funds are required to use a trading account to buy and sell securities in Saudi Arabia. This trading account can be held directly with a broker, or held with a custodian, which is known as the Independent Custody Model (ICM). The ICM approach is generally regarded as preferable because securities are under the safe keeping and control of the custodian and would be recoverable in the event of the bankruptcy of the custodian. When a fund utilizes the ICM approach, it relies on a broker standing instruction letter to authorize the fund’s sub-custodian to move securities to a trading account for settlement, based on the details supplied by the broker. However, an authorized broker could potentially either fraudulently or erroneously sell a fund’s securities, although opportunities for a local broker to conduct fraudulent transactions are limited due to short trading hours (trading hours in Saudi Arabia are generally between 10 a.m. to 3 p.m. local time) In addition, the risk of fraudulent or erroneous transactions are further mitigated by a manual pre-matching process conducted by the custodian, which validates the fund’s settlement instructions with the local broker contract note and the transaction report from the depository. Similar risks also apply to using a direct broker trading account. When a fund utilizes a direct broker trading account, the account is set up in the fund’s name, and the assets are likely to be treated as ring-fenced and separated from any other accounts at the broker. However, if the broker defaults, there may be a delay to recovering the fund’s assets that are held in the broker account and legal proceedings may need to be initiated in order to do so.

• Latin America

The majority of Latin American countries have been characterized at various times by high interest and unemployment rates, inflation, an over-reliance on commodity trades, and government intervention.

Inflation Most Latin American countries have experienced, at one time or another, severe and persistent levels of inflation, including, in some cases, hyperinflation. This has, in turn, led to high interest rates, extreme measures by governments to keep inflation in check, and a generally debilitating effect on economic growth. For example, recent political and social unrest in Venezuela has resulted in a massive disruption in the Venezuelan economy, including a deep recession and near hyperinflation. Although inflation in many countries has lessened, there is no guarantee it will remain at lower levels.

Political Instability and Government Control Certain Latin American countries have been marred by political uncertainty, intervention by the military in civilian and economic spheres, and political corruption. Such developments, if they were to recur, could reverse favorable trends toward market and economic reform, privatization, and removal of trade barriers and result in significant disruption in securities markets. Many Latin American governments have exercised significant influence over their country’s economies, which can have significant effects on companies doing business in Latin America and the securities they issue. These governments have often changed monetary, taxation, credit, tariff, and other policies to alter the direction of their economies. Actions to control inflation have involved the setting of wage and price controls, blocking access to bank accounts, imposing exchange controls, and limiting imports. Investments in Brazilian securities may be subject to certain restrictions on foreign investment. Brazilian law provides that whenever a serious imbalance in Brazil’s balance of payments exists or is anticipated, the Brazilian government may impose temporary restrictions on the remittance to foreign investors, such as the funds, of proceeds from the sale of Brazilian securities.

Foreign Currency Certain Latin American countries may experience sudden and large adjustments in their currency which, in turn, can have a disruptive and negative effect on foreign investors. Certain Latin American countries may impose restrictions on the free conversion of their currency into other currencies, including the U.S. dollar. There is no significant foreign exchange market for many Latin American currencies, and it would, as a result, be difficult for the funds to engage in foreign currency transactions designed to protect the value of the funds’ interests in securities denominated in such currencies.

Sovereign Debt A number of Latin American countries have been among the largest debtors of emerging market countries. There have been moratoria on, and reschedulings of, repayment with respect to these debts. Such events can restrict the flexibility of these debtor nations in the international markets and result in the imposition of onerous conditions on their economies.

Foreign Trade Because commodities, such as agricultural products, minerals, oil, and metals, represent a significant percentage of exports of many Latin American countries, the economies of those countries are particularly sensitive to fluctuations in commodity prices, currencies, and global demand for commodities.

Venezuela Investments in Venezuela increase a fund’s overall liquidity risk and may subject a fund to legal, regulatory, political, currency, security, expropriation and/or nationalization of assets, and economic risk specific to Venezuela. Venezuela is extremely well endowed with natural resources, and its economy is heavily dependent on the export of natural resources to key trading partners. Any act of terrorism, an armed conflict or a breakdown of a key trading relationship that disrupts the production or export of natural resources will likely negatively affect the Venezuelan economy. The U.S. has imposed economic sanctions, which consist of asset freezes and sectoral sanctions, on certain Venezuelan individuals and Venezuelan corporate entities, as well as certain securities issued by the Venezuelan government. These sanctions, or the threat of further sanctions, may result in the decline of the value and liquidity of Venezuelan securities, a weakening of the bolivar, or other adverse consequences to the Venezuelan economy. These sanctions significantly impair the ability of a fund to buy, sell, receive, or deliver those securities and/or assets. Additional sanctions against Venezuela may in the future be imposed by the U.S. or other countries. These factors and others may significantly reduce the value of creditors’ claims against the Venezuelan government, state-owned enterprises, and private business in Venezuela. Enforcing these claims may also require protracted negotiation or litigation.

• Japan

Japan may be subject to political, economic, nature disaster, labor, and other risks. The Japanese economy has fallen into recessions due in part to an unstable financials sector, low domestic consumption, and certain corporate structural weaknesses, which remain some of the major issues the Japanese economy faces. Japan’s government implemented significant economic reform aimed at jump-starting the Japanese economy and boosting the competitiveness of Japanese goods in world markets. Through aggressive monetary easing, temporary fiscal stimulus, and overall structural reform, the program is designed to end the recent cycles of deflation, falling prices, and declining wages. In addition, in recent years, Japan’s economic growth rate has generally remained low relative to other advanced economies, and it may remain low in the future. Japan has an aging workforce and has experienced a significant population decline in recent years, which may adversely affect Japan’s economic competitiveness.

Banking System To help sustain Japan’s economic recovery and improve its economic growth, many believe an overhaul of the nation’s financial institutions is necessary. Banks, in particular, may have to reform themselves to become more competitive. While successful financials sector reform would contribute to Japan’s economic recovery at home and would benefit other economies in Asia, internal conflict over the proper way to reform the banking system currently persists.

Natural Disasters Japan has experienced natural disasters, such as earthquakes and tidal waves, of varying degrees of severity. The risks of such phenomena, and the resulting damage, continue to exist and could have a severe and negative impact on a fund’s holdings in Japanese securities. Japan also has one of the world’s highest population densities. A significant percentage of the total population of Japan is concentrated in the metropolitan areas of Tokyo, Osaka, and Nagoya. Therefore, a natural disaster centered in or very near one of these cities could have a particularly devastating effect on Japan’s financial markets. Japan’s financial markets have in the past and may in the future fluctuate dramatically after a natural disaster.

Energy Importation Japan historically has depended on oil for most of its energy requirements. Almost all of its oil is imported, the majority from the Middle East. In the past, oil prices have had a major impact on the domestic economy, but more recently Japan has worked to reduce its dependence on oil by encouraging energy conservation and the use of alternative fuels. In addition, a restructuring of industry, with emphasis shifting from basic industries to processing and assembly type industries, has contributed to the reduction of oil consumption. However, there is no guarantee that this favorable trend will continue.

Foreign Trade Overseas trade is important to Japan’s economy, and Japan’s economic growth is significantly driven by its exports. Japan has few natural resources and must export to pay for its imports of these basic requirements. A significant portion of Japan’s trade is conducted with emerging market countries, almost all of which are located in East and Southeast Asia, and it can be affected by conditions in these other countries and currency fluctuations. Because of the concentration of Japanese exports in highly visible products such as automobiles and technology, and the large trade surpluses ensuing therefrom, Japan has had difficult relations with its trading partners, particularly the United States. Japan’s aging and shrinking population increases the cost of the country’s pension and public welfare system and lowers domestic demand, making Japan even more dependent on exports to sustain its economy. It is possible that trade sanctions or other protectionist measures could impact Japan adversely in both the short and long term.

• Asia (excluding Japan)

Asia includes countries in all stages of economic development, some of which have been characterized at times by overextension of credit, currency fluctuations, devaluations, restrictions, unstable employment rates, over-reliance on exports, and less efficient markets. Currency fluctuations or devaluations in any one country can have a significant effect on the entire region. Furthermore, increased political and social unrest in some Asian countries could cause further economic and market uncertainty in the entire region.

Political and Social Instability The political history of some Asian countries has been characterized by political uncertainty, intervention by the military in civilian and economic spheres, and political corruption. Such developments, if they continue to occur, could reverse favorable trends toward market and economic reform, privatization, and removal of trade barriers and could result in significant disruption to securities markets. For example, there is a demilitarized border and hostile relations between North and South Korea, and the Taiwanese economy has been affected by security threats from China. China remains a totalitarian country with continuing risk of nationalization, expropriation, or confiscation of property, and its legal system is still developing, making it more difficult to obtain or enforce judgments. China has experienced security concerns, such as terrorism and strained international relations. Additionally, China is alleged to have participated in state-sponsored cyberattacks against foreign companies and foreign governments. Actual and threatened responses to such activity, including purchasing restrictions, sanctions, tariffs, or cyberattacks on the Chinese government or Chinese companies, may impact China’s economy and Chinese issuers of securities in which certain funds invest. At times, religious, cultural, and military disputes within and outside India have caused volatility in the Indian securities markets, and such disputes could adversely affect the value and liquidity of a fund’s investments in Indian securities in the future.

Foreign Currency Certain Asian countries may have managed currencies, which are maintained at artificial levels to the U.S. dollar rather than at levels determined by the market. This type of system can lead to sudden and large adjustments in the currency, which, in turn, can have a disruptive and negative effect on foreign investors. Certain Asian countries also may restrict the free conversion of their currency into foreign currencies, including the U.S. dollar. There is no significant foreign exchange market for certain currencies, and it would, as a result, be difficult for the funds to engage in foreign currency transactions designed to protect the value of the funds’ interests in securities denominated in such currencies.

Interrelated Economies and International Trade A number of Asian companies are highly dependent on foreign loans for their operation, some of which may impose strict repayment term schedules and require significant economic and financial restructuring. The economies of many countries in the region are heavily dependent on international trade and are accordingly affected by protective trade barriers and the economic conditions of their trading partners. China has had an increasingly significant and positive impact on the region and the global economy, but its continued success depends on its ability to retain the legal and financial policies that have fostered economic freedom and market expansion. China’s central government historically has exercised substantial control over the Chinese economy through administrative regulation and/or state ownership. Despite economic reforms that have resulted in less direct central and local government control over Chinese businesses, actions of the Chinese central and local government authorities continue to have a substantial effect on economic conditions in China. These activities, which may include central planning or partial state ownership of or government actions designed to substantially influence certain Chinese industries, market sectors, or particular Chinese companies, may adversely affect the public and private sector companies in which a fund invests. The Hong Kong, Taiwanese, and Chinese economies can be dependent on the economies of other countries and can be significantly affected by currency fluctuations and increasing competition from Asia’s other low-cost emerging economies. These China region economies can also be significantly affected by general social, economic, and political conditions in China and other countries. The willingness and ability of the Chinese government to support the Hong Kong and Chinese economies and markets is uncertain. China has yet to develop comprehensive securities, corporate, or commercial laws, and its market is relatively new and undeveloped. Also, foreign investments may be restricted. Changes in government policy could significantly affect the local markets.

Investments in Chinese Companies and Securities

Chinese companies, including Chinese companies that are listed on U.S. exchanges, are not subject to the same degree of regulatory requirements, accounting standards, or auditor oversight as companies in more developed countries, and as a result, information about the Chinese securities in which certain funds invest may be less reliable or complete.

Chinese operating companies listed on U.S. exchanges are often structured as variable interest entities (VIEs). Instead of directly owning the equity securities of a Chinese company, a VIE enters into service contracts and other contracts with the Chinese company, which provide the VIE with exposure to the company. Although the VIE has no equity ownership of the Chinese operating company, the contractual arrangements permit the VIE to consolidate the Chinese operating company into its financial statements. Intervention by the Chinese government with respect to VIEs could significantly affect the Chinese operating company’s performance and the enforceability of the VIE’s contractual arrangements with the Chinese company.

There may be significant obstacles to obtaining information necessary for investigations into, or litigation against, Chinese companies and shareholders may have limited legal remedies. In addition, there may be restrictions on investments in Chinese companies. For example, a series of executive orders issued between November 2020 and June 2021 prohibit the funds from investing in certain companies tied to the Chinese military or China’s surveillance technology sector. The prohibited companies are those identified by the U.S. Department of the Treasury as “Chinese Military Industrial Complex Companies.” The restrictions on investing in Chinese Military Industrial Complex Companies extend to instruments that are derivative of, or designed to provide investment exposure to, these companies. The restrictions in these executive orders may force the fund to sell certain positions and may restrict the fund from future investments the fund deems otherwise attractive.

Certain funds may hold securities listed on the Shanghai Stock Exchange (SSE) or Shenzhen Stock Exchange (SZSE). Securities listed on these exchanges are divided into two classes: A shares, which are mostly limited to domestic investors (China A Shares, as described further below under “Risks Associated With Investing in China A Shares”), and B shares, which are allocated for both international and domestic investors (China B Shares). The funds’ exposure to China A Shares is generally through the Shanghai-Hong Kong Stock Connect and Shenzhen-Hong Kong Stock Connect programs (each a “Stock Connect” and together the “Stock Connects”) or through T. Rowe Price’s Qualified Foreign Institutional Investor (QFII) Quota.

The Stock Connects and T. Rowe Price’s QFII Quota are described in more detail under “Risks Associated With Investing in China A Shares,” below. In addition to China A Shares and China B Shares, certain funds may also invest in Hong Kong-listed H shares, Hong Kong-listed Red Chips (which are companies incorporated in certain foreign jurisdictions, owned by national or local governments in China and deriving substantial revenues in China but listed in Hong Kong), P Chips (which are companies incorporated in certain foreign jurisdictions, controlled by individuals in China and deriving substantial revenues in China but listed in Hong Kong), and companies with a majority of revenues derived from business conducted in China (regardless of the exchange on which the security is listed or the country in which the company is based).

Some funds may invest in onshore China bonds via a QFII license awarded to T. Rowe Price or through a China Interbank Bond Market (CIBM) registration. CIBM is an over-the-counter (OTC) market outside the two main stock exchanges in the People’s Republic of China (PRC), Shanghai Stock Exchange and Shenzhen Stock Exchange, and was established in 1997. On CIBM, institutional investors (including domestic institutional investors but also QFIIs, Renminbi QFIIs as well as other offshore institutional investors, subject to authorization) trade certain debt instruments on a one-to-one quote-driven basis. CIBM accounts for a vast majority of outstanding bond values of total trading volume in the PRC. The main debt instruments traded on CIBM include government bonds, financial bonds, corporate bonds, bond repo, bond lending, and People’s Bank of China bills.

Investors should be aware that trading on CIBM exposes the applicable fund to increased risks. CIBM is still in its development stage, and the market capitalization and trading volume may be lower than those of more developed markets. Market volatility and potential lack of liquidity due to low trading volume of certain debt securities may result in the prices of debt securities traded on such market to fluctuate significantly. Funds investing in such a market therefore may incur significant trading, settlement, and realization costs and may face counterparty default, liquidity, and volatility risks, resulting in significant losses for the funds and their investors. Further, since a large portion of CIBM consists of Chinese state-owned entities, the policy priorities of the Chinese government, the strategic importance of the industry, and the strength of a company’s ties to the local, provincial, or central government may and will affect the pricing of such securities.

In addition to the risks of investing in securities of Chinese issuers described in each applicable fund’s prospectus, it is important to understand that significant portions of the Chinese securities markets may become rapidly illiquid, as the Chinese regulatory authorities and Chinese issuers have the ability to suspend the trading of equity securities and have shown a willingness to exercise that option in response to market volatility and other events. The liquidity of Chinese securities may shrink or disappear suddenly and without warning as a result of adverse economic, market, or political events or adverse investor perceptions, whether or not accurate. The liquidity of a suspended security may be significantly impaired and may be more difficult to value accurately. Illiquidity of a fund’s holdings may limit the ability of the fund to obtain cash to meet redemptions on a timely basis. Some Chinese companies are subject to economic or trade restrictions imposed by other governments due to national security, human rights or other concerns of such government. For example, certain foreign technology companies are subject to U.S. export restrictions as they are believed to pose a national security risk to the United States. The United States also bans imports of goods produced in certain regions of China or by certain Chinese companies due to concerns about forced labor. Such restrictions may have unanticipated and adverse effects on the Chinese economy. Any such action that targets Chinese financial markets or securities exchanges could interfere with orderly trading, delay settlement or cause market disruptions. So long as these restrictions do not include restrictions on investments, a fund may invest in such companies.

China A Share Market Risk Investments in China and more specifically, investments in securities of the Chinese domestic securities market listed and traded on China’s domestic stock exchanges (including China A Shares) are currently subject to certain additional risks. Purchase and ownership of China A Shares is generally restricted to Chinese investors and may only be accessible to foreign investors under certain regulatory frameworks as described herein. China A Shares may only be bought from, or sold to, a fund from time to time where the relevant China A Shares may be sold or purchased on the SSE or the SZSE, as appropriate. The existence of a liquid trading market for China A Shares may depend on whether there is supply of, and demand for, China A Shares. Investors should note that the SSE and SZSE on which China A Shares are traded (collectively, the “China A Shares Markets”) are undergoing development and the market capitalization of, and trading volumes on, those exchanges may be lower than those in more developed financial markets. Market volatility and settlement difficulties in the China A Shares Markets may result in significant fluctuation in the prices of the securities traded on such markets and thereby changes in the net asset value of a fund. The China A Shares Markets are considered volatile and unstable (with the risk of suspension of a particular stock or government intervention).

China QFII Investment Risk Part of the assets of certain funds may be invested in China A Shares through the use of a Qualified Foreign Institutional Investor license. Under the prevailing regulations in China, foreign investors can invest in China A Shares pursuant to the applicable QFII rules and regulations (QFII Eligible Securities) through institutions that have obtained QFII status in China. The funds themselves are not QFIIs, but may invest directly in QFII Eligible Securities via the QFII status of an entity having QFII status. T. Rowe Price has been granted QFII status and a QFII investment quota (QFII Quota) through which a fund will be able to invest in QFII Eligible Securities. Some funds, such as the China Evolution Equity Fund, have a segregated account from which they are able to utilize T. Rowe Price’s existing and unused QFII Quota.

A fund’s ability to make the relevant investment to fully implement or pursue its investment objective or strategy is subject to the applicable laws, rules, and regulations (including restrictions on investments and repatriation of principal and profits) in China, which are subject to change, and such change may have potential retrospective effect.

There are rules and restrictions under current QFII regulations including rules on remittance of principal, investment restrictions, lock-up periods, and repatriation of principal and profits. Due to Chinese legal restrictions on repatriation of assets, proceeds from sales of China A Shares cannot be immediately received by a fund. QFII restrictions on repatriations may apply to the QFII Quota granted to T. Rowe Price.

The QFII Quota is granted to T. Rowe Price as a whole and not simply to investments made by a particular fund. The capacity of a fund to make investments in QFII Eligible Securities and the ability to repatriate funds may be thus adversely affected by the investments, performance, and/or repatriation of funds invested by other client accounts or mutual funds managed by T. Rowe Price utilizing its QFII Quota or by T. Rowe Price itself.

The QFII status of T. Rowe Price could be revoked, in particular because of material violations of rules and regulations by T. Rowe Price. If T. Rowe Price loses its QFII status, the funds may not be able to invest directly in QFII Eligible Securities and may be required to dispose of their holdings, which would likely have a material adverse effect on the funds.

As the QFII, T. Rowe Price is responsible for ensuring that all transactions and dealings by a fund in China A Shares will comply with the fund’s investment policies as well as the relevant laws and regulations applicable to T. Rowe Price as QFII. If any conflicts of interest arise, T. Rowe Price will seek to ensure that each fund is managed in the best interests of the shareholders of that fund. The QFII Quota is granted to T. Rowe Price as a whole and not simply to investments made by a particular fund. There can be no assurance that the QFII will be able to allocate a sufficient portion of its QFII Quota to meet all desired investments by a fund in China A Shares, or that redemption requests can be processed in a timely manner due to adverse changes in relevant laws or regulations, including changes in QFII repatriation restrictions.

In extreme circumstances, a fund may incur significant loss if there is insufficient QFII Quota allocated for the fund to make investments, if the approval of T. Rowe Price as QFII is revoked/terminated or otherwise invalidated as the fund may be prohibited from trading of relevant securities and repatriating of the fund’s monies, or if any of the key operators or parties (including the QFII custodian/brokers) is bankrupt/in default and/or is disqualified from performing its obligations (including execution or settlement of any transaction or transfer of monies or securities).

Risks Associated With Shanghai-Hong Kong Stock Connect and Shenzhen-Hong Kong Stock Connect A fund may invest in and have direct access to certain eligible China A Shares via the Stock Connects upon approval by the relevant regulatory authority. The Shanghai-Hong Kong Stock Connect is a securities trading and clearing linked program developed by Hong Kong Exchanges and Clearing Limited (HKEx), SSE, and China Securities Depository and Clearing Corporation Limited (ChinaClear). The Shenzhen-Hong Kong Stock Connect is a securities trading and clearing linked program developed by HKEx, SZSE, and ChinaClear. The aim of each Stock Connect is to achieve mutual stock market access between mainland China and Hong Kong.

Under both Stock Connects, overseas investors (including the funds) may be allowed, subject to rules and regulations issued and amended from time to time, to trade certain China A Shares listed on either the SSE or SZSE through the relevant “Northbound Trading Link.” The list of eligible securities may be changed subject to the review and approval by the relevant Chinese regulators from time to time and the funds may invest in any security made available through the Stock Connects.

Hong Kong and overseas investors (including the funds) may only trade and settle SSE securities and SZSE securities in renminbi.

Risks of investing through the Stock Connects include:

• Quota Limitations Risk Each of the Stock Connects is subject to a daily quota. If the daily quota is exceeded, further buy orders will be rejected. The daily quota is not particular to either the funds or T. Rowe Price; instead, it applies to all market participants generally. Thus, T. Rowe Price will not be able to control the use or availability of the quota. If T. Rowe Price is unable to purchase additional Stock Connect securities, it may affect T. Rowe Price’s ability to implement the funds’ respective investment strategies.

• Suspension Risk The Stock Exchange of Hong Kong (SEHK), SZSE, and SSE reserve the right to suspend trading if necessary for ensuring an orderly and fair market and managing risks prudently, which could adversely affect the relevant funds’ ability to access the mainland China market.

• Differences in Trading Day The Stock Connects only operate on days when both the mainland China and Hong Kong markets are open for trading and when banks in both markets are open on the corresponding settlement days. It is possible that there are occasions when it is a normal trading day for the mainland China market but Hong Kong and overseas investors (such as the funds) cannot carry out any China A Shares trading because it is not a day when the Hong Kong market is open for trading. The funds may be subject to the risk of price fluctuations in China A Shares during the time when the Stock Connects are not trading as a result.

• Extended Market Closings The Shanghai and Shenzhen stock exchanges may close for extended periods for holidays or otherwise, which impacts the fund’s ability to trade during those periods.

• Clearing and Settlement and Custody Risks The Hong Kong Securities Clearing Company Limited, a wholly-owned subsidiary of HKEx (HKSCC) and ChinaClear establish the clearing links and each is a participant of the other to facilitate clearing and settlement of cross-boundary trades. As the national central counterparty of China’s securities market, ChinaClear operates a comprehensive network of clearing, settlement and stock holding infrastructure. ChinaClear has established a risk management framework and measures that are approved and supervised by the China Securities Regulatory Commission (CSRC). The chances of a default by ChinaClear are considered to be remote. Should the remote event of a ChinaClear default occur and ChinaClear be declared as a defaulter, HKSCC will in good faith, seek recovery of the outstanding stocks and monies from ChinaClear through available legal channels or through ChinaClear’s liquidation. In that event, the relevant fund(s) may suffer delay in the recovery process or may not be able to fully recover its losses from ChinaClear. The China A Shares traded through the Stock Connects are issued without stock certificates in scripless form, so investors such as the funds will not hold any physical China A Shares. Hong Kong and overseas investors, such as a fund, who have acquired SSE securities and/or SZSE securities through the Stock Connects, should maintain the SSE securities and/or SZSE securities with their brokers’ or custodians’ stock accounts with the Central Clearing and Settlement System operated by HKSCC for the clearing securities listed or traded on SEHK.

• Operational Risk The Stock Connects are premised on the functioning of the operational systems of the relevant market participants. Market participants are able to participate in this program subject to meeting certain information technology capability, risk management, and other requirements as may be specified by the relevant exchange and/or clearing house. It should be appreciated that the securities regimes and legal systems of the two markets differ significantly and market participants may need to address issues arising from the differences on an ongoing basis. There is no assurance that the systems of the SEHK and market participants will function properly or will continue to be adapted to changes and developments in both markets. In the event that the relevant systems failed to function properly, trading in both markets through the program could be disrupted. A fund’s ability to access the China A Shares Market (and hence to pursue its investment strategy) will be adversely affected.

• Recalling Risk and Trading Restrictions A stock may be recalled from the scope of eligible SSE securities or SZSE securities for trading via the Stock Connects for various reasons, and in such event the stock can only be sold but is restricted from being bought. T. Rowe Price’ ability to implement a fund’s investment strategies may be adversely affected.

• Nominee Arrangements in Holding China A Shares HKSCC is the “nominee holder” of the securities acquired by overseas investors (including the relevant funds) through the Stock Connects. The CSRC Stock Connect rules expressly provide that investors enjoy the rights and benefits of the securities acquired through the Stock Connects in accordance with applicable laws. However, how a beneficial owner of the relevant securities exercises and enforces its rights over such securities in the courts in China is yet to be tested. Even if the concept of beneficial ownership is recognized under Chinese law, those securities may form part of the pool of assets of such nominee holder available for distribution to creditors of such nominee holder and/or that a beneficial owner may have no rights whatsoever in respect thereof. Consequently, a fund and the Depositary cannot ensure that the funds’ ownership of these securities or title thereto is assured in all circumstances. Under the rules of the Central Clearing and Settlement System operated by HKSCC for the clearing of securities listed or traded on SEHK, HKSCC as nominee holder shall have no obligation to take any legal action or court proceeding to enforce any rights on behalf of the investors in respect of the SSE securities and/or SZSE securities in China or elsewhere. Therefore, although the relevant funds’ ownership may be ultimately recognized, that fund may suffer difficulties or delays in enforcing its rights in China. To the extent that HKSCC is deemed to be performing safekeeping functions with respect to assets held through it, the Depositary and the fund will have no legal relationship with HKSCC and no direct legal recourse against HKSCC in the event that the fund suffers losses resulting from the performance or insolvency of HKSCC.

• Investor Compensation Investments of a fund through Northbound trading under the Stock Connects will not be covered by Hong Kong’s Investor Compensation Fund. Hong Kong’s Investor Compensation Fund is established to pay compensation to investors of any nationality who suffer pecuniary losses as a result of default of a licensed intermediary or authorized financial institution in relation to exchange-traded products in Hong Kong. Since default matters in Northbound trading via the Stock Connects do not involve products listed or traded in SEHK or Hong Kong Futures Exchange Limited, they will not be covered by the Investor Compensation Fund. On the other hand, since a fund is carrying out Northbound trading through securities brokers in Hong Kong but not mainland Chinese brokers, it is not protected by the China Securities Investor Protection Fund in China.

• Trading Costs In addition to paying trading fees and stamp duties in connection with trading China A Shares, a fund may be subject to other fees and taxes arising from stock transfers which are determined by the relevant authorities.

• Regulatory Risk Stock Connects are subject to regulations promulgated by regulatory authorities and implementation rules made by the stock exchanges in mainland China and Hong Kong. Further, new regulations may be promulgated from time to time by the regulators in connection with operations and cross-border trades under the Stock Connects. The relevant rules and regulations are untested so far and there is no certainty as to how they will be applied. Moreover, the rules and regulations are subject to change which may have potential retroactive effect. There can be no assurance that the Stock Connects will not be abolished. The relevant funds that may invest in mainland China markets through the Stock Connects may be adversely affected as a result of such changes.

• Risks Associated With the Small and Medium Enterprise Board and/or ChiNext Market Via Shenzhen-Hong Kong Stock Connect, the funds may access securities listed on the Small and Medium Enterprise (SME) board and the ChiNext market of the SZSE. Listed companies on the SME board and/or the ChiNext market are usually of an emerging nature with smaller operating scale. They are subject to higher fluctuation in stock prices and liquidity and have higher risks and turnover ratios than companies listed on the main board of the SZSE. Securities listed on the SME board and/or ChiNext may be overvalued and such exceptionally high valuation may not be sustainable. Stock price may be more susceptible to manipulation due to fewer circulating shares. It may be more common and faster for companies listed on the SME board and/or ChiNext to delist. This may have an adverse impact on the funds if the companies that they invest in are delisted. Also, the rules and regulations regarding companies listed on the ChiNext market are less stringent in terms of profitability and share capital than those on the main board and SME board. Investments in the SME board and/or ChiNext market may result in significant losses for the funds and their investors.

Risk Factors of Investing in Taxable Debt Obligations

General

Yields on short-, intermediate-, and long-term debt securities are dependent on a variety of factors, including the general conditions of the money, bond, and foreign exchange markets; the size of a particular offering; the maturity of the obligation; and the credit rating of the issue. Debt securities with longer maturities tend to carry higher yields and are generally subject to greater capital appreciation and depreciation than obligations with shorter maturities and lower yields. The market prices of debt securities usually vary, depending upon available yields. An increase in interest rates will generally reduce the value of portfolio investments, and a decline in interest rates will generally increase the value of portfolio investments. The ability of funds investing in debt securities to achieve their investment objectives is also dependent on the continuing ability of the issuers of the debt securities in which the funds invest to meet their obligations for the payment of interest and principal when due.

After purchase by the funds, a debt security may cease to be rated or its rating may be reduced below the minimum required for purchase by the funds. Neither event will require a sale of such security by the funds. However, such events will be considered in determining whether the funds should continue to hold the security. To the extent that the ratings given by Moody’s, S&P, or others may change as a result of changes in such organizations or their rating systems, the funds will attempt to use comparable ratings as standards for investments in accordance with the investment policies contained in the prospectus. The ratings of Moody’s, S&P, and others represent their opinions as to the quality of securities that they undertake to rate. Ratings are not absolute standards of quality. When purchasing unrated securities, T. Rowe Price, under the supervision of the funds’ Boards, determines whether the unrated security is of a quality comparable to that which the funds are allowed to purchase.

Full Faith and Credit Securities

Securities backed by the full faith and credit of the United States (e.g., Government National Mortgage Association (GNMA) and U.S. Treasury securities) are generally considered to be among the most, if not the most, creditworthy investments available. While the U.S. government has honored its credit obligations continuously for the last 200 years, political events have, at times, called into question whether the United States would default on its obligations. Such an event would be unprecedented, and there is no way to predict its impact on the securities markets or the funds. However, it is very likely that default by the United States would result in losses to the funds. A downgrade of the rating of U.S. government debt obligations, which are often used as a benchmark for other borrowing arrangements, could result in higher interest rates for individual and corporate borrowers, cause disruptions in the international bond markets and have a substantial effect on the U.S. economy. A downgrade of U.S. Treasury securities by S&P or another ratings agency may cause the value of the funds’ U.S. Treasury obligations to decline.

Mortgage Securities

Mortgage-backed securities, including GNMA securities, differ from conventional bonds in that principal is paid back over the life of the security rather than at maturity. As a result, the holder of a mortgage-backed security (i.e., a fund) receives monthly scheduled payments of principal and interest and may receive unscheduled principal payments representing prepayments on the underlying mortgages. Therefore, GNMA securities may not be an effective means of “locking in” long-term interest rates due to the need for the funds to reinvest scheduled and unscheduled principal payments. The incidence of unscheduled principal prepayments is also likely to increase in mortgage pools owned by the funds when prevailing mortgage loan rates fall below the mortgage rates of the securities underlying the individual pool. The effect of such prepayments in a falling rate environment is to (1) cause the funds to reinvest principal payments at the then-lower prevailing interest rate, and (2) reduce the potential for capital appreciation beyond the face amount of the security and adversely affect the return to the funds. Conversely, in a rising interest rate environment, such prepayments can be reinvested at higher prevailing interest rates, which will reduce the potential effect of capital depreciation to which bonds are subject when interest rates rise. When interest rates rise and prepayments decline, GNMA securities become subject to extension risk or the risk that the price of the securities will fluctuate more. In addition, prepayments of mortgage securities purchased at a premium (or discount) will cause such securities to be paid off at par, resulting in a loss (gain) to the funds. T. Rowe Price will actively manage the funds’ portfolios in an attempt to reduce the risk associated with investment in mortgage-backed securities.

The market value of adjustable rate mortgage securities (ARMs), like other U.S. government securities, will generally vary inversely with changes in market interest rates, declining when interest rates rise and rising when interest rates decline. Because of their periodic adjustment feature, ARMs should be more sensitive to short-term interest rates than long-term rates. They should also display less volatility than long-term mortgage-backed securities. Thus, while having less risk of a decline during periods of rapidly rising rates, ARMs may also have less potential for capital appreciation than other investments of comparable maturities. Interest rate caps on mortgages underlying ARMs may prevent income on the ARMs from increasing to prevailing interest rate levels and cause the securities to decline in value. In addition, to the extent ARMs are purchased at a premium, mortgage foreclosures and unscheduled principal prepayments may result in some loss of the holders’ principal investment to the extent of the premium paid. On the other hand, if ARMs are purchased at a discount, both a scheduled payment of principal and an unscheduled prepayment of principal will increase current and total returns and will accelerate the recognition of income that, when distributed to shareholders, will be taxable as ordinary income.

High Yield Securities

Special Risks of Investing in Junk Bonds The following special considerations are additional risk factors of funds investing in lower-rated securities.

• Lower-Rated Debt Securities An economic downturn or increase in interest rates is likely to have a greater negative effect on this market; the value of lower-rated debt securities in the funds’ portfolios; the funds’ net asset value; and the ability of the bonds’ issuers to repay principal and interest, meet projected business goals, and obtain additional financing than on higher-rated securities. These circumstances also may result in a higher incidence of defaults than with respect to higher-rated securities. Investment in funds that invest in lower-rated debt securities is more risky than investment in shares of funds that invest only in higher-rated debt securities.

• Sensitivity to Interest Rate and Economic Changes Prices of lower-rated debt securities may be more sensitive to adverse economic changes or corporate developments than higher-rated investments. Debt securities with longer maturities, which may have higher yields, may increase or decrease in value more than debt securities with shorter maturities. Market prices of lower-rated debt securities structured as zero-coupon or pay-in-kind securities are affected to a greater extent by interest rate changes and may be more volatile than securities that pay interest periodically and in cash. Where it deems it appropriate and in the best interests of fund shareholders, a fund may incur additional expenses to seek recovery on a debt security on which the issuer has defaulted and to pursue litigation to protect the interests of security holders of its portfolio companies.

• Liquidity and Valuation Because the market for lower-rated securities may be thinner and less active than for higher-rated securities, there may be market price volatility for these securities and limited liquidity in the resale market. Nonrated securities are usually not as attractive to as many buyers as rated securities are, a factor that may make nonrated securities less marketable. These factors may have the effect of limiting the availability of the securities for purchase by the funds and may also limit the ability of the funds to sell such securities at their fair value, either to meet redemption requests or in response to changes in the economy or the financial markets.

Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of lower-rated debt securities, especially in a thinly traded market. To the extent the funds own or may acquire illiquid or restricted lower-rated securities, these securities may involve special registration responsibilities, liabilities, costs, and liquidity and valuation difficulties. Changes in values of debt securities that the funds own will affect the net asset value per share. If market quotations are not readily available for the funds’ lower-rated or nonrated securities, these securities will be valued by a method that the funds’ Boards believe accurately reflects fair value. Judgment plays a greater role in valuing lower-rated debt securities than with respect to securities for which more external sources of quotations and last sale information are available.

• Taxation Special tax considerations are associated with investing in lower-rated debt securities structured as zero-coupon or pay-in-kind securities. The funds accrue income on these securities prior to the receipt of cash payments. Similar requirements may apply to bonds purchased with market discount. The funds must distribute substantially all of their income to their shareholders to qualify for pass-through treatment under the tax laws and may, therefore, have to dispose of portfolio securities to satisfy distribution requirements.

Risk Factors of Investing in Municipal Securities

General

Yields on municipal securities are dependent on a variety of factors, including the general conditions of the money market and the municipal bond market, the size of a particular offering, the maturity of the obligations, and the credit rating and financial condition of the issuer. Municipal securities with longer maturities tend to produce higher yields and are generally subject to potentially greater price volatility than municipal securities with shorter maturities and lower yields. A bond trading below par or face value (i.e., at a discount) has a yield higher than its coupon rate, which could mean the bonds will be priced based on time to maturity rather than priced to call thus extending the effective duration of the bond. Also, if bonds are acquired at a certain discount from the time of purchase to maturity, then there could be gains resulting from the discount that are taxable. The market prices of municipal securities usually vary, depending upon available yields. An increase in interest rates will generally reduce the value of municipal bonds and a decline in interest rates will generally increase the value of municipal bonds. The ability of all the funds to achieve their investment objectives is also dependent on the continuing ability of the issuers of municipal securities in which the funds invest to meet their obligations for the payment of interest and principal when due. The ratings of Moody’s, S&P, and Fitch represent their opinions as to the quality of municipal securities that they undertake to rate. Ratings are not absolute standards of quality; consequently, municipal securities with the same maturity, coupon, and rating may have different yields. There are variations in municipal securities, both within a particular classification and between classifications, depending on numerous factors. It should also be pointed out that, unlike other types of investments, offerings of municipal securities traditionally have not been subject to regulation by, or registration with, the SEC, although there have been proposals that would provide for regulation in the future.

The federal bankruptcy statutes relating to the debts of political subdivisions and authorities of states of the United States provide that, in certain circumstances, such subdivisions or authorities may be authorized to initiate bankruptcy proceedings without prior notice to or consent of creditors, which proceedings could result in material and adverse changes in the rights of holders of their obligations.

Municipal bankruptcies have been rare and certain provisions of the U.S. Bankruptcy Code governing such bankruptcies are unclear. Further, the application of state law to municipal bond issuers could produce varying results among the states or even among municipal bond issuers within a state. The rights of the holders of municipal bond issues, and the enforceability of municipal bond issues (and their associated financing documents), may be subject to, among others: (1) bankruptcy, insolvency, reorganization, moratorium, and other similar laws relating to or affecting creditors’ rights, in effect now or after the date of the issuance; (2) principles of equity; and (3) the exercise of judicial discretion. The U.S. Bankruptcy Code limits the filing for relief to municipalities that have been specifically authorized to do so under applicable state law, whereas bonds payable exclusively by private entities may be subject to the other provisions of the U.S. Bankruptcy Code. Further, when a municipality experiences an adverse change in financial condition (including, but not limited to, bankruptcy), the municipality may elect not to repay obligations due to economic or political pressures or other external factors.

Proposals have been introduced in Congress to restrict or eliminate the federal income tax exemption for interest on municipal securities, and similar proposals may be introduced in the future. Some of the past proposals would have applied to interest on municipal securities issued before the date of enactment, which would have materially adversely affected their value. If such a proposal were enacted, the availability of municipal securities for investment by the funds and the value of a fund’s portfolio would be affected and, in such an event, the funds would reevaluate their investment objectives and policies. The lowering of income tax rates, including lowering tax rates on dividends and capital gains, could have a negative impact on the desirability of owning municipal securities.

Although the banks and securities dealers with which the funds will transact business will be banks and securities dealers that T. Rowe Price believes to be financially sound, there can be no assurance that they will be able to honor their obligations to the funds with respect to such transactions.

Risk Factors of Investing in Money Market Funds

The T. Rowe Price money market funds limit their purchases of portfolio holdings to those that are eligible securities as defined in Rule 2a-7 under the 1940 Act.

A “government money market fund” is required to invest at least 99.5% of its total assets in cash, U.S. government securities, and/or repurchase agreements that are fully collateralized by government securities or cash. Government securities include any security issued or guaranteed as to principal or interest by the U.S. government and its agencies or instrumentalities.

Pursuant to Rule 2a-7, “retail money market funds” are required to implement policies and procedures reasonably designed to limit investments in the funds to accounts beneficially owned by natural persons. Funds designated “retail money market funds” have implemented policies and procedures designed to limit new investments to accounts beneficially owned by natural persons and have obtained assurances from financial intermediaries that they have developed adequate procedures to limit new investments in the fund to accounts beneficially owned by natural persons. The T. Rowe Price retail money market funds will involuntarily redeem investors who do not satisfy these eligibility requirements.

There can be no assurance that the T. Rowe Price money market funds will achieve their investment objectives. Investors could lose money by investing in the funds. Although the funds seek to preserve the value of an investment at $1.00 per share, the funds cannot guarantee they will do so. The retail money market funds may impose a fee upon the sale of an investor’s shares. An investment in a money market fund is not bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Price Associates is not required to reimburse a money market fund for any losses, and investors should not expect that Price Associates will provide financial support to a money market fund at any time, including during periods of market stress. An increase in interest rates could reduce the value of the funds’ portfolio investments, and a decline in interest rates could increase the value. A security held by a money market fund may need to be sold if its maturity or credit quality is not acceptable under Rule 2a-7.

The retail money market funds may charge a liquidity fee of up to 2% of the value of shares redeemed if the fund’s Board of Directors determines that doing so is in the best interests of the fund (or the Board of Director’s delegate, in accordance with Board approved guidelines).

Money market funds that are designated “government money market funds” pursuant to Rule 2a-7 are not required to impose a liquidity fee upon a sale of shares. However, the Board of a government money market fund may reserve the right to impose liquidity fees in the future.

A money market fund may permanently suspend redemptions and payment of redemptions if: the fund’s Board determines that the deviation between a fund’s amortized cost price per share and its market-based net asset value per share may result in material dilution or unfair results; the Board has irrevocably approved the liquidation of the fund; and the fund notifies the SEC of its decision to liquidate prior to suspending redemptions.

A low or negative interest rate environment could impact the money market fund’s ability to maintain a stable $1.00 share price. During a negative interest rate environment causing a money market fund to have a negative gross yield, the money market fund may reduce the number of shares outstanding on a pro rata basis through reverse distribution mechanisms (RDM) or other mechanisms to seek to maintain a stable $1.00 price per share, subject to approval by the Board and to the extent permissible by applicable law and the fund’s organizational documents. A money market fund that implements RDM would continue to maintain a stable $1.00 share price by use of the amortized cost method of valuation and/or penny rounding method but the value of an investor’s investment would decline if the fund reduces the number of shares held by the investor. Alternatively, the money market fund may discontinue using the amortized cost method of valuation to maintain a stable $1.00 price per share and establish a fluctuating NAV per share rounded to four decimal places by using available market quotations or equivalents. A money market fund that floats its NAV would no longer maintain a stable $1.00 share price and instead have a share price that fluctuates. An investor in a money market fund that floats its NAV would lose money if the investor sells their shares when they are worth less than what the investor originally paid for them.

Eligible Money Market Securities Defined

Under Rule 2a-7, money market funds are required to invest only in eligible securities, as defined in Rule 2a-7. An eligible security is a security that (i) is issued by a registered investment company that is a money market fund, (ii) is a government security, and/or (iii) has a remaining maturity of 397 calendar days or less and has been determined by the fund’s Board (or its delegate) to present minimal credit risks to the fund. The credit risk determination must include an analysis of the capacity of the security’s issuer or guarantor (including the provider of a conditional demand feature, when applicable) to meet its financial obligations. In doing so, the analysis must include, to the extent appropriate, consideration of:

(a) the security’s issuer’s or guarantor’s financial condition;

(b) the security’s issuer’s or guarantor’s sources of liquidity;

(c) the security’s issuer’s or guarantor’s ability to react to future market-wide and issuer- or guarantor-specific events, including ability to repay debt in a highly adverse situation; and

(d) the strength of the security’s issuer’s or guarantor’s industry within the economy and relative to economic trends, and the issuer’s or guarantor’s competitive position within its industry.

The credit risk analysis may include additional factors that may be relevant in evaluating certain specific asset types, as described in Rule 2a-7.

State Tax-Free Funds

The following information about the state tax-free funds is updated in June of each year. More current information is available in shareholder reports for these funds.

California Tax-Free Bond Fund

Risk Factors Associated With a California Portfolio

The fund’s concentration in the debt obligations of a single state carries a higher risk than a portfolio that is more geographically diversified.

Debt As of May 1, 2023, the state of California’s general obligation debt was rated Aa2 by Moody’s, AA- by S&P, and AA by Fitch. All three rating agencies have assigned stable outlooks for their ratings.

Types of Municipal Debt The fund invests mainly in municipal bonds and other municipal debt instruments issued by the state of California and its various political subdivisions and agencies. However, if the fund invests in any securities that pay income that is exempt from California income taxes (for example, municipal obligations of U.S. territories or a neighboring state), such investments will be included toward the fund’s investment policy to invest at least 80% of its net assets in securities that pay interest exempt from federal and California income tax. The issuers of these debt obligations include the state of California and its agencies and authorities, counties and municipalities and their agencies and authorities, various California public institutions of higher education, and certain California not-for-profit organizations (e.g., hospitals, private colleges, and nursing homes). The credit quality and risks of these investments will vary according to each security’s structure and underlying economics.

Debt is issued for a wide variety of public purposes, including transportation, housing, education, electric power, and health care. The state of California, and its local governments, agencies, and authorities, issue two basic types of debt: general obligation bonds and revenue bonds. General obligation bonds are generally backed by the unlimited taxing power of the issuer. However, bonds issued by certain counties, municipalities, and agencies of the state and local government are not backed by the full faith and credit of the state. Revenue bonds are typically secured by specific pledged fees or charges for a related project, such as fees generated from the use of facilities or enterprises financed by the bonds. Included within the revenue bond sector are tax-exempt lease obligations that are subject to annual appropriations of a governmental body, usually with no implied tax or specific revenue pledge. Local governments also raise capital through the use of Mello-Roos Districts, 1915 Act Bonds, and Tax Increment Bonds, all of which are generally riskier than general obligation debt as they often rely on tax revenues to be generated by future development for their support.

The fund may also invest in private activity bond issues for corporate and nonprofit borrowers. Sold through various governmental conduits, these issues are backed solely by the revenues pledged by the respective borrowing corporations. No governmental support is provided or implied.

Political and Legislative Conditions Certain provisions of the California state constitution and state statutes limit the taxing and spending authority of California governmental entities, thus affecting their ability to meet debt service obligations. For example, the state constitution limits ad valorem taxes on real property to 1% of “full cash value” and restricts the ability of taxing entities to increase real property taxes. It also prohibits the state from spending revenues beyond its annually adjusted “appropriations limit.” Yet another provision further restricts the ability of local governments to levy and collect existing and future taxes, assessments, and fees. In addition to limiting the financial flexibility of local governments in the state, the provision also increases the possibility of voter-determined tax rollbacks and repeals.

One effect of the tax and spending limitations in California has been a broad scale shift by local governments away from general obligation debt requiring voter approval and pledging of future tax revenues toward lease revenue financing that is subject to abatement and does not require voter approval. Lease-backed debt is generally viewed as a less secure form of borrowing and therefore entails greater credit risk.

Future initiatives, if proposed and adopted, or future court decisions could create renewed pressure on California governments and their ability to raise revenues. Although Orange County notably filed for protection under the U.S. Bankruptcy Code in 1994, overall the state and its underlying governments have displayed flexibility in overcoming the negative effects of past initiatives.

Economic and Financial Conditions To a large degree, the credit risk of the portfolio is dependent upon the financial strength of the state of California, its localities, and its agencies. Financial strength is, in turn, influenced by changing economic conditions that affect the level of taxes collected and revenues earned. While California’s economy has been diverse and resilient, and is typically the largest among the 50 states, the state of California is also normally among the most highly indebted states in the nation. The state has historically experienced more extreme swings in employment levels and property values relative to the rest of the country. In addition, California is more prone to earthquakes and other natural disasters, which can result in sudden economic downturns and the unexpected inability of issuers to meet their obligations, as well as a long-lasting negative impact on the overall California municipal securities market. More detailed information regarding economic conditions and the financial strength of California is available in the fund’s annual and semiannual shareholder reports.

Sectors Investment concentration in a particular sector can present unique risks. For example, a significant portion of the fund’s assets may be invested in issues related to health care providers. The hospital industry has been under significant pressure to reduce expenses and shorten length of hospital stays, a phenomenon that has negatively affected the financial health of some hospitals. All hospitals are dependent on third-party reimbursement mechanisms that are typically complex, subject to numerous conditions, and uncertain as to how long they will continue.

The fund may from time to time invest in electric revenue issues. The financial performance of these utilities was impacted by the industry’s moves toward deregulation and increased competition. California’s original electric utility restructuring plan proved to be flawed as it placed over-reliance on the spot market for power purchases during a period of substantial supply and demand imbalance. Now that deregulation has been suspended, municipal utilities face a more traditional set of challenges. In particular, the state of California has embraced increasingly stringent renewable portfolio standards, which could affect the issuer’s financial performance. Other risks include unexpected outages, plant shutdowns, and wildfires caused by electrical lines.

Georgia Tax-Free Bond Fund

Risk Factors Associated With a Georgia Portfolio

The fund’s concentration in the debt obligations of a single state carries a higher risk than a portfolio that is more geographically diversified.

Debt As of May 1, 2023, the state of Georgia’s general obligation bonds were rated Aaa by Moody’s and AAA by S&P, and Fitch. Each rating agency has assigned a stable outlook for the state.

Types of Municipal Debt The fund invests mainly in municipal bonds and other municipal debt instruments issued by the state of Georgia and its various political subdivisions and agencies. However, if the fund invests in any securities that pay income that is exempt from Georgia income taxes (for example, municipal obligations of U.S. territories or a neighboring state), such investments will be included toward the fund’s investment policy to invest at least 80% of its net assets in securities that pay interest exempt from federal and Georgia income tax. The issuers of these debt obligations include the state of Georgia and its agencies and authorities, counties and municipalities and their agencies and authorities, various Georgia public institutions of higher education, and certain Georgia not-for-profit organizations (e.g., hospitals, private colleges, and nursing homes). The credit quality and risks of these investments will vary according to each security’s structure and underlying economics.

Debt is issued for a wide variety of purposes, including transportation, housing, education, health care, and industrial development. The state of Georgia and its local governments, agencies, and authorities issue two basic types of debt: general obligation bonds and revenue bonds. General obligation bonds are backed by the unlimited taxing power of the issuer. However, bonds issued by many counties, municipalities, and agencies of the state and local governments are not backed by the full faith and credit of the state and may or may not be subject to annual appropriations from the state’s General Fund. Revenue bonds are typically secured by specific pledged fees or charges for a related project, such as fees generated from the use of facilities or enterprises financed by the bonds. Included within the revenue bond sector are tax-exempt lease obligations that are subject to annual appropriations of a governmental body, usually with no implied tax or specific revenue pledge.

The Georgia Constitution imposes certain debt limits and controls. The state’s general obligation highest annual debt service requirement cannot exceed 10% of the prior year’s state treasury receipts. The state publishes an annual “Debt Management Plan” that imposes additional limits, including that debt may not exceed 3.5% of personal income and that maximum debt service not exceed 7% of the prior year’s state treasury receipts.

The fund may also invest in private activity bond issues for corporate and nonprofit borrowers. Sold through various governmental conduits, these issues are backed solely by the revenues pledged by the respective borrowing corporations. No governmental support is provided or implied.

Economic and Financial Conditions To a large degree, the credit risk of the portfolio is dependent upon the financial strength of the state of Georgia, its localities, and its agencies. Financial strength is, in turn, influenced by changing economic conditions that affect the level of taxes collected and revenues earned. While local governments in Georgia are primarily reliant on independent revenue sources, such as property taxes, they are not immune to budget shortfalls caused by cutbacks in state aid. More detailed information regarding economic conditions and the financial strength of Georgia is available in the fund’s annual and semiannual shareholder reports.

Sectors Investment concentration in a particular sector can present unique risks. For example, a significant portion of the fund’s assets may be invested in issues related to health care providers. The hospital industry has been under significant pressure to reduce expenses and shorten length of hospital stays, a phenomenon that has negatively affected the financial health of some hospitals. All hospitals are dependent on third-party reimbursement mechanisms that are typically complex, subject to numerous conditions, and uncertain as to how long they will continue.

The fund may from time to time invest in electric revenue issues that have exposure to or participate in nuclear power plants, which could affect the issuer’s financial performance. Such risks include delay in construction and operation due to increased regulation, unexpected outages or plant shutdowns, increased Nuclear Regulatory Commission surveillance, or inadequate rate relief. In addition, the financial performance of electric utilities may be impacted by increased competition and deregulation of the industry.

The fund may invest in issues related to life-care, which includes nursing homes, assisted living facilities, and continuing care retirement communities. These bonds are typically issued with longer-term maturities, although they are usually callable by the issuer on prescribed dates before maturity. Many life-care municipal bonds are considered below investment grade or are not rated by a credit rating agency. Reasons for the higher credit risk include uncertainty over future regulations and Medicaid funding, increased competition, and a lack of affordability.

Maryland Short-Term Tax-Free Bond, Maryland Tax-Free Bond, and Maryland Tax-Free Money Funds

Risk Factors Associated With a Maryland Portfolio

The funds’ concentration in the debt obligations of a single state carries a higher risk than a portfolio that is more geographically diversified.

Debt As of May 1, 2023, the state of Maryland’s general obligation debt was rated Aaa by Moody’s and AAA by S&P and Fitch. All three agencies have assigned a stable outlook.

Types of Municipal Debt The funds invest mainly in municipal bonds and other municipal debt instruments issued by the state of Maryland and its various political subdivisions and agencies. However, if the funds invest in any securities that pay income that is exempt from Maryland income taxes (for example, municipal obligations of U.S. territories or a neighboring state), such investments will be included toward the funds’ investment policy to invest at least 80% of its net assets in securities that pay interest exempt from federal and Maryland income tax. The issuers of these debt obligations include the state of Maryland and its agencies and authorities, counties and municipalities and their agencies and authorities, various Maryland public institutions of higher education, and certain Maryland not-for-profit organizations (e.g., hospitals, private colleges, and nursing homes). The credit quality and risks of these investments will vary according to each security’s structure and underlying economics.

The state of Maryland and its local governments, agencies, and authorities issue two basic types of debt: general obligation bonds and revenue bonds. General obligation bonds are backed by the unlimited taxing power of the issuer. However, many counties, municipalities, and agencies of the state and local government are authorized to borrow money under laws expressly providing that the loan obligations are not debts or pledges of the full faith and credit of the state. The state constitution imposes a 15-year maturity limit on state-issued general obligation bonds. Revenue bonds are typically secured by specific pledged fees or charges for a related project, such as fees generated from the use of facilities or enterprises financed by the bonds. Included within the revenue bond sector are tax-exempt lease obligations that are subject to annual appropriations of a governmental body, usually with no implied tax or specific revenue pledge.

The fund may also purchase municipal bonds and other municipal debt instruments that are issued by the District of Columbia, or one of its agencies or authorities, but provide for dual income tax exemption in the District of Columbia and Maryland. Such investments are normally revenue bonds that derive their revenues from projects or facilities with economic and geographic ties to both the District of Columbia and Maryland.

The funds may also invest in private activity bond issues for corporate and nonprofit borrowers. Sold through various governmental conduits, these issues are backed solely by the revenues pledged by the respective borrowing corporations. No governmental support is provided or implied.

Economic and Financial Conditions To a large degree, the credit risk of the portfolios is dependent upon the financial strength of the state of Maryland, its localities, and its agencies. Financial strength is, in turn, influenced by changing economic conditions that affect the level of taxes collected and revenues earned. More detailed information regarding economic conditions and the financial strength of Maryland is available in the funds’ annual and semiannual shareholder reports.

Sectors Investment concentration in a particular sector can present unique risks. For example, a significant portion of the funds’ assets may be invested in issues related to health care providers. The hospital industry has been under significant pressure to reduce expenses and shorten length of hospital stays, a phenomenon that has negatively affected the financial health of some hospitals. All hospitals are dependent on third-party reimbursement mechanisms that are typically complex, subject to numerous conditions, and of uncertain duration.

The funds may invest in issues related to life-care, which includes nursing homes, assisted living facilities, and continuing care retirement communities. These bonds are typically issued with longer-term maturities, although they are usually callable by the issuer on prescribed dates before maturity. Many life-care municipal bonds are considered below investment grade or are not rated by a credit rating agency. Reasons for the higher credit risk include uncertainty over future regulations and Medicaid funding, increased competition, pandemics, and a lack of affordability.

New Jersey Tax-Free Bond Fund

Risk Factors Associated With a New Jersey Portfolio

The fund’s concentration in the debt obligations of a single state carries a higher risk than a portfolio that is more geographically diversified.

Debt As of May 1, 2023, the state of New Jersey’s general obligation debt was rated A1 by Moody’s, A by S&P, and A+ by Fitch. All three have assigned a stable outlook for the state.

Types of Municipal Debt The fund invests mainly in municipal bonds and other municipal debt instruments issued by the state of New Jersey and its various political subdivisions and agencies. However, if the fund invests in any securities that pay income that is exempt from New Jersey income taxes (for example, municipal obligations of U.S. territories or a neighboring state), such investments will be included toward the fund’s investment policy to invest at least 80% of its net assets in securities that pay interest exempt from federal and New Jersey income tax. The issuers of these debt obligations include the state of New Jersey and its agencies and authorities, counties and municipalities and their agencies and authorities, various New Jersey public institutions of higher education, and certain New Jersey not-for-profit organizations (e.g., hospitals, private colleges, and nursing homes). The credit quality and risks of these investments will vary according to each security’s structure and underlying economics.

The state of New Jersey and its local governments, agencies, and authorities issue two basic types of debt: general obligation bonds and revenue bonds. General obligation bonds are backed by the unlimited taxing power of the issuer. However, many counties, municipalities, and agencies of the state and local government are authorized to borrow money under laws expressly providing that the loan obligations are not debts or pledges of the full faith and credit of the state. Revenue bonds are typically secured by specific pledged fees or charges for a related project, such as fees generated from the use of facilities or enterprises financed by the bonds. Included within the revenue bond sector are tax-exempt lease obligations that are subject to annual appropriations of a governmental body, usually with no implied tax or specific revenue pledge.

The majority of the state’s debt is appropriation-backed. This means that the debt service payments on these obligations must be funded annually by the state legislature, but the legislature has no legal obligation to continue to make such appropriations.

The fund may also invest in private activity bond issues for corporate and nonprofit borrowers. These issues are sold through various governmental conduits, such as the New Jersey Economic Development Authority and various local issuers, and are backed solely by the revenues pledged by the respective borrowing corporations. No governmental support is provided or implied. In the past, a number of New Jersey Economic Development Authority issues have defaulted as a result of borrower financial difficulties.

Economic and Financial Conditions To a large degree, the credit risk of the portfolio is dependent upon the financial strength of the state of New Jersey, its localities, and its agencies. Financial strength is, in turn, influenced by changing economic conditions that affect the level of taxes collected and revenues earned. The state of New Jersey is typically among the most highly indebted states in the nation. More detailed information regarding economic conditions and the financial strength of New Jersey is available in the fund’s annual and semiannual shareholder reports.

Sectors Investment concentration in a particular sector can present unique risks. For example, a significant portion of the fund’s assets may be invested in issues related to health care providers. The hospital industry has been under significant pressure to reduce expenses and shorten length of hospital stays, a phenomenon that has negatively affected the financial health of some hospitals. All hospitals are dependent on third-party reimbursement mechanisms that are typically complex, subject to numerous conditions, and uncertain as to how long they will continue.

The fund may from time to time invest in electric revenue issues that have exposure to or participate in nuclear power plants, which could affect the issuer’s financial performance. Such risks include delay in construction and operation due to increased regulation, unexpected outages or plant shutdowns, increased Nuclear Regulatory Commission surveillance, or inadequate rate relief. In addition, the financial performance of electric utilities may be impacted by increased competition and deregulation of the industry.

The fund may invest in issues related to life-care, which includes nursing homes, assisted living facilities, and continuing care retirement communities. These bonds are typically issued with longer-term maturities, although they are usually callable by the issuer on prescribed dates before maturity. Many life-care municipal bonds are considered below investment grade or are not rated by a credit rating agency. Reasons for the higher credit risk include uncertainty over future regulations and Medicaid funding, increased competition, pandemics, and a lack of consumer affordability.

New York Tax-Free Bond Fund

Risk Factors Associated With a New York Portfolio

The fund’s concentration in the debt obligations of a single state carries a higher risk than a portfolio that is more geographically diversified.

Debt As of May 1, 2023, the state of New York’s general obligation debt was rated Aa1 by Moody’s, AA+ by S&P, and AA+ by Fitch. All outlooks are stable.

Types of Municipal Debt The fund invests mainly in municipal bonds and other municipal debt instruments issued by the state of New York and its various political subdivisions and agencies. However, if the fund invests in any securities that pay income that is exempt from New York income taxes (for example, municipal obligations of U.S. territories or a neighboring state), such investments will be included toward the fund’s investment policy to invest at least 80% of its net assets in securities that pay interest exempt from federal and New York income tax. The issuers of these debt obligations include: the state of New York, New York City, and their agencies and authorities; counties, other municipalities, and their agencies and authorities; various New York public institutions of higher education; and certain New York not-for-profit organizations (e.g., hospitals, private colleges, and nursing homes). The credit quality and risks of these investments will vary according to each security’s structure and underlying economics.

The state of New York and its local governments, agencies, and authorities issue two basic types of debt: general obligation bonds and revenue bonds. General obligation bonds are backed by the unlimited taxing power of the issuer. However, bonds issued by certain counties, municipalities, and agencies of the state and local government are not backed by the full faith and credit of the state of New York or New York City. Revenue bonds are typically secured by specific pledged fees or charges for a related project, such as fees generated from the use of facilities or enterprises financed by the bonds. Included within the revenue bond sector are tax-exempt lease obligations that are subject to annual appropriations of a governmental body, usually with no implied tax or specific revenue pledge.

The majority of the state’s debt is appropriation-backed. This means that the debt service payments on these obligations must be funded annually by the state legislature, but the legislature has no legal obligation to continue to make such appropriations.

The fund may also invest in private activity bond issues for corporate and nonprofit borrowers. Sold through various governmental conduits, these issues are backed solely by the revenues pledged by the respective borrowing corporations. No governmental support is provided or implied.

Economic and Financial Conditions To a large degree, the credit risk of the portfolio is dependent upon the financial strength of the state of New York, its localities, and its agencies. Financial strength is, in turn, influenced by changing economic conditions that affect the level of taxes collected and revenues earned. The state of New York is typically among the most highly indebted states in the nation, and New York City is typically one of the most indebted U.S. cities. More detailed information regarding economic conditions and the financial strength of New York is available in the fund’s annual and semiannual shareholder reports.

Sectors Investment concentration in a particular sector can present unique risks. For example, a significant portion of the fund’s assets may be invested in issues related to health care providers. The hospital industry has been under significant pressure to reduce expenses and shorten length of hospital stays, a phenomenon that has negatively affected the financial health of some hospitals. All hospitals are dependent on third-party reimbursement mechanisms that are typically complex, subject to numerous conditions, and uncertain as to how long they will continue.

The fund may from time to time invest in electric revenue issues that have exposure to or participate in nuclear power plants, which could affect the issuer’s financial performance. Such risks include delay in construction and operation due to increased regulation, unexpected outages or plant shutdowns, increased Nuclear Regulatory Commission surveillance, or inadequate rate relief. In addition, the financial performance of electric utilities may be impacted by increased competition and deregulation of the industry.

The fund may invest in issues related to life-care, which includes nursing homes, assisted living facilities, and continuing care retirement communities. These bonds are typically issued with longer-term maturities, although they are usually callable by the issuer on prescribed dates before maturity. Many life-care municipal bonds are considered below investment grade or are not rated by a credit rating agency. Reasons for the higher credit risk include uncertainty over future regulations and Medicaid funding, increased competition, pandemics, and a lack of consumer affordability.

Virginia Tax-Free Bond Fund

Risk Factors Associated With a Virginia Portfolio

The fund’s concentration in the debt obligations of a single state carries a higher risk than a portfolio that is more geographically diversified.

Debt As of May 1, 2023, the Commonwealth of Virginia’s general obligation debt was rated Aaa by Moody’s and AAA by S&P and Fitch. All three agencies have stable outlooks on the Commonwealth’s ratings.

Types of Municipal Debt The fund invests mainly in municipal bonds and other municipal debt instruments issued by the Commonwealth of Virginia and its various political subdivisions and agencies. However, if the fund invests in any securities that pay income that is exempt from Virginia income taxes (for example, municipal obligations of U.S. territories or a neighboring state), such investments will be included toward the fund’s investment policy to invest at least 80% of its net assets in securities that pay interest exempt from federal and Virginia income tax. The issuers of these debt obligations include the Commonwealth of Virginia and its agencies and authorities, counties and municipalities and their agencies and authorities, various Virginia public institutions of higher education, and certain Virginia not-for-profit organizations (e.g., hospitals, private colleges, and nursing homes). The credit quality and risks of these investments will vary according to each security’s structure and underlying economics.

Debt is issued for a wide variety of purposes, including transportation, housing, education, health care, and industrial development. The Commonwealth of Virginia and its local governments, agencies, and authorities issue two basic types of debt: general obligation bonds and revenue bonds. General obligation bonds are backed by the unlimited taxing power of the issuer. However, bonds issued by many counties, municipalities, and agencies of the commonwealth and local governments are not backed by the full faith and credit of the commonwealth and may or may not be subject to annual appropriations from the commonwealth’s General Fund. Revenue bonds are typically secured by specific pledged fees or charges for a related project, such as fees generated from the use of facilities or enterprises financed by the bonds. Included within the revenue bond sector are tax-exempt lease obligations that are subject to annual appropriations of a governmental body, usually with no implied tax or specific revenue pledge.

The fund may also purchase municipal bonds and other municipal debt instruments that are issued by the District of Columbia, or one of its agencies or authorities, but provide for dual income tax exemption in the District of Columbia and Virginia. Such investments are normally revenue bonds that derive their revenues from projects or facilities with economic and geographic ties to both the District of Columbia and Virginia.

The fund may also invest in private activity bond issues for corporate and nonprofit borrowers. Sold through various governmental conduits, these issues are backed solely by the revenues pledged by the respective borrowing corporations. No governmental support is provided or implied.

Economic and Financial Conditions To a large degree, the credit risk of the portfolio is dependent upon the financial strength of the Commonwealth of Virginia, its localities, and its agencies. Financial strength is, in turn, influenced by changing economic conditions that affect the level of taxes collected and revenues earned. While local governments in Virginia are primarily reliant on independent revenue sources, such as property taxes, they are not immune to budget shortfalls caused by cutbacks in state aid. More detailed information regarding economic conditions and the financial strength of Virginia is available in the fund’s annual and semiannual shareholder reports.

Sectors Investment concentration in a particular sector can present unique risks. For example, a significant portion of the fund’s assets may be invested in issues related to health care providers. The hospital industry has been under significant pressure to reduce expenses and shorten length of hospital stays, a phenomenon that has negatively affected the financial health of some hospitals. All hospitals are dependent on third-party reimbursement mechanisms that are typically complex, subject to numerous conditions, and uncertain as to how long they will continue.

The fund may from time to time invest in electric revenue issues that have exposure to or participate in nuclear power plants, which could affect the issuer’s financial performance. Risks include delay in construction and operation due to increased regulation, unexpected outages or plant shutdowns, increased Nuclear Regulatory Commission surveillance, or inadequate rate relief. In addition, the financial performance of electric utilities may be impacted by increased competition and deregulation of the industry.

The fund may invest in issues related to life-care, which includes nursing homes, assisted living facilities, and continuing care retirement communities. These bonds are typically issued with longer-term maturities, although they are usually callable by the issuer on prescribed dates before maturity. Many life-care municipal bonds are considered below investment grade or are not rated by a credit rating agency. Reasons for the higher credit risk include uncertainty over future regulations and Medicaid funding, increased competition, pandemics, and a lack of consumer affordability.

All Tax-Free Funds

The regular income dividends shareholders receive from municipal bond funds are typically exempt from regular federal income taxes. The portion of these dividends representing interest on bonds issued by your state may also be exempt from your state and local income taxes (if any). However, any capital gain distributions from municipal bond funds may be taxable to shareholders. Since the income generated by most municipal securities is exempt from federal taxation, investors are willing to accept lower yields on a municipal bond or municipal bond fund than on an otherwise similar (in quality, maturity, and duration) taxable bond or taxable bond fund.

Interest income from municipal securities is not always exempt from federal taxes. Since 1986, income from so-called “private activity” municipal bonds has generally been subject to the federal alternative minimum tax. For instance, some bonds financing airports, stadiums, and student loan programs fall into this category. These bonds typically carry higher yields than regular municipal securities. Shareholders subject to the alternative minimum tax must include income derived from private activity bonds that are not exempt from the alternative minimum tax in their alternative minimum tax calculation. The portion of any fund income subject to the alternative minimum tax will be reported annually to shareholders.

Additionally, under highly unusual circumstances, the IRS may determine that a bond issued as tax-exempt should in fact be taxable. If a state-tax free fund were to hold such a bond, it might have to distribute taxable income or reclassify previously distributed tax-free income as taxable income.

Municipal bond funds are generally not appropriate investments for those investing through a tax-deferred account, such as an IRA or employer-sponsored retirement plan, because the funds’ tax advantages are not applicable if investing through such an account.

Credit ratings and the financial and economic conditions of the state and local governments, public authorities, or others in which the state tax-free funds may invest are subject to change at any time.

Puerto Rico From time to time, the funds may invest in debt obligations of the Commonwealth of Puerto Rico and its public corporations, as well as debt obligations of other U.S. territories; some of these securities may be exempt from U.S. federal, state, and local income taxes. As of May 1, 2023, Puerto Rico’s general obligation debt was not rated by Moody’s, S&P, or Fitch.

The lack of ratings are due in part to delays in timely audited financial statements and Puerto Rico’s financial default, which began on August 1, 2015.

In June 2015, Alejandro García Padilla, the governor at the time, indicated that Puerto Rico would be unable to continue servicing its debt. This announcement was followed in September 2015 by the commonwealth’s Fiscal and Economic Growth Plan, which called into question the constitutional protection of Puerto Rico’s general obligation bonds and recommended negotiations with creditors to restructure the debt. In April 2016, Puerto Rico passed legislation that would allow the governor to declare a state of emergency, which would stop payments on its debts through early 2017. In response to these developments, in June 2016, the U.S. Congress passed the Puerto Rico Oversight, Management, and Economic Stability Act (PROMESA), establishing a federally appointed Financial Oversight & Management Board (FOMB) to oversee the commonwealth’s financial operations and debt restructuring. After years of restructuring negotiations, on January 18, 2022, the Court entered an Order confirming the Plan of Adjustment, with a March 15, 2022 effective date.

The lack of credit ratings could weaken the demand for such securities and prevent those issuers from obtaining the financing they need. Should the economic or fiscal conditions in Puerto Rico decline, the volatility, liquidity, credit quality, and performance of its obligations could be severely affected. Consequently, a fund’s performance could be negatively impacted, depending on its exposure to Puerto Rico’s municipal obligations.

Puerto Rico has suffered a series of devastating natural events, including in the past decade, hurricanes, earthquakes, and public health epidemics. Such events have resulted in required federal funds to aid with reconstructions as well as prolonged and continuing recovery. These ongoing challenges and any future additional or unanticipated events could negatively impact a fund’s performance, depending on its exposure to Puerto Rico’s obligations.

Debt On December 6, 2022, Puerto Rico exchanged more than $6.4 billion of Puerto Rico Highway & Transportation Authority (HTA) claims into $1.2 billion of new bonds, reducing annual debt service to an average of 94 million compared to $294 million prior to restructuring. This recent exchange is in addition to the debts of $7 billion of Puerto Rico General Obligation (GO), $12 billion in restructured Puerto Rico Sales Tax Financing Corporation (COFINA), $5 billion in Puerto Rico Commonwealth Aqueduct & Sewer Authority (PRASA), and $3 billion in restructured Government Development Bank (GDB) for Puerto Rico. Debt restructurings are ongoing for the $9 billion Puerto Rico Electric Power Authority (PREPA).

Guaranteed direct obligations of the commonwealth that are supported by a general obligation pledge are subject to limitations imposed by the commonwealth’s constitution. Debts of its municipalities are typically supported by property and municipal taxes. Debts of its public corporations are generally supported by the entity’s revenues or taxes. Depending on future economic conditions and fiscal management, including the FOMB’s oversight, the ability and willingness for the Commonwealth of Puerto Rico to service its obligations could change. This presents a risk that could impact a fund’s performance, depending on its exposure to Puerto Rico’s obligations.

Economy Puerto Rico’s economy, as measured by the Puerto Rico Economic Activity Index (EDB-EAI), a proxy for GNP, has recently started to improve, increasing 14% since June 2020, surpassing pre-COVID levels. Despite recent gains, economic activity has declined over the past decade by roughly 10%. Between the 2020 and 2010 Census, the population in Puerto Rico declined by 12%. The FOMB estimates that GNP will grow by 1.9% over the next five years, while population declines continue. As of March 2023, unemployment was 5.7%. Declines in economic growth or population could negatively impact a fund’s performance, depending on its exposure to Puerto Rico’s obligations.

Manufacturing, particularly pharmaceuticals, medical and scientific equipment, and computer services, is important to the local economy in Puerto Rico. Manufacturing accounted for approximately 48% of GNP in 2020, and 7% of nonfarm payroll employment. Puerto Rico is the world’s fifth largest pharmaceutical manufacturing hub by volume and is home to more than 80 manufacturing facilities. Changes in global and local tax policies could change the economics of manufacturing in Puerto Rico, resulting in a decline in GNP and impacting tax revenue. Lower tax revenue could negatively impact a fund’s performance, depending on its exposure to Puerto Rico’s obligations.

Financial Puerto Rico has yet to release its audited financial statements from fiscal year 2022; therefore, this financial information is based on figures from the latest audited fiscal year, 2020. Puerto Rico’s general fund revenues, on a budgetary basis, were $9.3 billion and the ending general fund balance was $7.9 billion. Puerto Rico’s financial disclosure practices continue to be very weak. The lack of timely audited financials and weak disclosure practices present a risk that could impact a fund’s performance, depending on its exposure to Puerto Rico’s obligations.

Investments by Unaffiliated Investment Companies

At times, investment companies that are not sponsored by T. Rowe Price may invest in shares of a Price Fund. Such investments are subject to the limits and conditions that apply under the 1940 Act. It is the responsibility of the unaffiliated investment company to notify T. Rowe Price or its affiliates prior to investing in a Price Fund in excess of any applicable limits under the 1940 Act that would necessitate entering into an investment agreement.

PORTFOLIO SECURITIES

Types of Securities

Set forth below is additional information about certain of the investments described in the funds’ prospectuses.

Equity Securities

Common and preferred stocks both represent an equity or ownership interest in an issuer. Common stock typically entitles the owner to vote on the election of directors and other important matters, while preferred stock does not ordinarily carry voting rights. In the event an issuer is liquidated or declares bankruptcy, the claims of secured and unsecured creditors and owners of bonds take precedence over the claims of those who own preferred stock, and the owners of preferred stock take precedence over the claims of those who own common stock.

Although owners of common stock are typically entitled to receive any dividends on such stock, owners of common stock participate in company profits on a pro-rata basis. Profits may be paid out in dividends or reinvested in the company to help it grow. Because increases and decreases in earnings are usually reflected in a company’s stock price, common stocks generally have the greatest appreciation and depreciation potential of all corporate securities.

Preferred stock, unlike common stock, often has a stated dividend rate payable from the corporation’s earnings. Preferred stock dividends may be cumulative or noncumulative, participating or nonparticipating, or adjustable rate. Cumulative dividend provisions require all or a portion of prior unpaid dividends to be paid before dividends can be paid to the issuer’s common stock, while a passed dividend on noncumulative preferred stock is generally gone forever. Participating preferred stock may be entitled to a dividend exceeding the declared dividend in certain cases, while nonparticipating preferred stock is limited to the stipulated dividend. Adjustable rate preferred stock pays a dividend that is adjustable, usually quarterly, based on changes in certain interest rates. Convertible preferred stock is exchangeable for a specified number of common stock shares and is typically more volatile than nonconvertible preferred stock, which tends to behave more like a bond.

The funds may make equity investments in companies through initial public offerings and by entering into privately negotiated transactions involving equity securities that are not yet publicly traded on a stock exchange. Stocks may also be purchased on a “when issued” basis, which is used to refer to a security that has not yet been issued but that will be issued in the future. The term may be used for new stocks and stocks that have split but have not yet started trading.

The market prices of equity securities owned by the fund may go up or down, sometimes rapidly or unpredictably. The value of a security may decline for a number of reasons that may directly relate to the issuer and also may decline due to general industry or market conditions that are not specifically related to a particular company. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time. Stocks of smaller companies may be more vulnerable to adverse developments than those of larger companies. Stocks of companies that the portfolio managers believe are fast-growing may trade at a higher multiple of current earnings than other stocks. The value of such stocks may be more sensitive to changes in current or expected earnings than the values of other stocks.

Debt Securities

• U.S. Government Obligations Bills, notes, bonds, and other debt securities issued by the U.S. Treasury and backed by the full faith and credit of the U.S. government. These are direct obligations of the U.S. government and differ mainly in the length of their maturities. U.S. Treasury obligations may also include, among other things, the separately traded principal and interest components of securities guaranteed or issued by the U.S. Treasury if such components are traded independently under the Separate Trading of Registered Interest and Principal of Securities program (STRIPS), as well as Treasury inflation protected securities (TIPS) whose principal value is periodically adjusted according to the rate of inflation.

• U.S. Government Agency Securities Issued or guaranteed by U.S. government-sponsored enterprises and federal agencies. These include securities issued by the Federal National Mortgage Association (FNMA), GNMA, Federal Home Loan Bank, Federal Land Banks, Farmers Home Administration, Banks for Cooperatives, Federal Intermediate Credit Banks, Federal Financing Bank, Farm Credit Banks, the Small Business Association, and the Tennessee Valley Authority. Some of these securities are supported by the full faith and credit of the U.S. Treasury; the remainder are supported only by the credit of the instrumentality, which may or may not include the right of the issuer to borrow from the U.S. Treasury. These may also include securities issued by eligible private institutions that are guaranteed by certain U.S. government agencies under authorized programs.

• Bank Obligations Certificates of deposit, banker’s acceptances, and other short-term debt obligations. Certificates of deposit are short-term obligations of commercial banks. A banker’s acceptance is a time draft drawn on a commercial bank by a borrower, usually in connection with international commercial transactions. Certificates of deposit may have fixed or variable rates. The funds may invest in U.S. banks, foreign branches of U.S. banks, U.S. branches of foreign banks, and foreign branches of foreign banks.

• Savings and Loan Obligations Negotiable certificates of deposit and other short-term debt obligations of savings and loan associations.

• Supranational Agencies Securities of certain supranational entities, such as the International Development Bank.

• Corporate Debt Securities Outstanding corporate debt securities (e.g., bonds and debentures). Corporate notes may have fixed, variable, or floating rates.

• Short-Term Corporate Debt Securities Outstanding nonconvertible corporate debt securities (e.g., bonds and debentures) that have one year or less remaining to maturity. Corporate notes may have fixed, variable, or floating rates.

• Commercial Paper and Commercial Notes Short-term promissory notes issued by corporations primarily to finance short-term credit needs. Certain notes may have floating or variable rates and may contain options, exercisable by either the buyer or the seller, that extend or shorten the maturity of the note.

• Foreign Government Securities Issued or guaranteed by a foreign government, province, instrumentality, political subdivision, or similar unit thereof.

• Funding Agreements Obligations of indebtedness negotiated privately between the funds and an insurance company. Often such instruments will have maturities with unconditional put features, exercisable by the funds, requiring return of principal within one year or less.

There are other types of securities that are or may become available that are similar to the foregoing, and the funds may invest in these securities.

Rights and Warrants

Rights and warrants can be highly volatile and have no voting rights, pay no dividends, and have no rights with respect to the assets of the corporation issuing them. Warrants generally entitle, but do not obligate, their holder to purchase other equity or fixed income securities at a specified price at a later date. Rights are similar to warrants but typically have a shorter duration and are issued by a company to existing holders of its stock to provide those holders the right to purchase additional shares of stock at a later date. Additionally, a warrant or right ceases to have value if it is not exercised prior to its expiration date. As a result, warrants and rights may be considered more speculative than certain other types of investments. Rights and warrants differ from call options in that they are issued by the issuer of the security that may be purchased on their exercise, whereas call options may be written or issued by anyone. The prices of rights and warrants do not necessarily move parallel to the prices of the underlying securities.

There are, of course, other types of securities that are or may become available that are similar to the foregoing, and the funds may invest in these securities.

Mortgage-Related Securities

• Mortgage-Backed Securities Mortgage-backed securities are securities representing an interest in a pool of mortgages. The mortgages may be of a variety of types, including adjustable rate, conventional 30-year and 15-year fixed rate, and graduated payment mortgages. Principal and interest payments made on the mortgages in the underlying mortgage pool are passed through to the funds. This is in contrast to traditional bonds where principal is normally paid back at maturity in a lump sum. Unscheduled prepayments of principal shorten the securities’ weighted average life and may lower their total return. (When a mortgage in the underlying mortgage pool is prepaid, an unscheduled principal prepayment is passed through to the funds. This principal is returned to the funds at par. As a result, if a mortgage security were trading at a premium, its total return would be lowered by prepayments, and if a mortgage security were trading at a discount, its total return would be increased by prepayments.) The value of these securities also may change because of changes in the market’s perception of the creditworthiness of the federal agency that issued them or a downturn in housing prices. In addition, the mortgage securities market in general may be adversely affected by changes in governmental regulation or tax policies.

• U.S. Government Agency Mortgage-Backed Securities These are obligations issued or guaranteed by the U.S. government or one of its agencies or instrumentalities, such as GNMA, FNMA, the Federal Home Loan Mortgage Corporation (FHLMC), and the Federal Agricultural Mortgage Corporation (FAMC). FNMA, FHLMC, and FAMC obligations are not backed by the full faith and credit of the U.S. government as GNMA certificates are, but they are supported by the instrumentality’s right to borrow from the U.S. Treasury. On September 7, 2008, FNMA and FHLMC were placed under conservatorship of the Federal Housing Finance Agency, an independent federal agency. U.S. Government Agency Mortgage-Backed Certificates provide for the pass-through to investors of their pro-rata share of monthly payments (including any prepayments) made by the individual borrowers on the pooled mortgage loans, net of any fees paid to the guarantor of such securities and the servicer of the underlying mortgage loans. GNMA, FNMA, FHLMC, and FAMC each guarantee timely distributions of interest to certificate holders. GNMA and FNMA guarantee timely distributions of scheduled principal. FHLMC has in the past guaranteed only the ultimate collection of principal of the underlying mortgage loan; however, FHLMC now issues mortgage-backed securities (FHLMC Gold PCS), which also guarantee timely payment of monthly principal reductions.

• GNMA Certificates GNMA is a wholly owned corporate instrumentality of the United States within the Department of Housing and Urban Development. The National Housing Act of 1934, as amended (Housing Act), authorizes GNMA to guarantee the timely payment of the principal of, and interest on, certificates that are based on and backed by a pool of mortgage loans insured by the Federal Housing Administration under the Housing Act, or Title V of the American Housing Act of 1949, or guaranteed by the Department of Veterans Affairs under the Servicemen’s Readjustment Act of 1944, as amended, or by pools of other eligible mortgage loans. The Housing Act provides that the full faith and credit of the U.S. government is pledged to the payment of all amounts that may be required to be paid under any guaranty. In order to meet its obligations under such guaranty, GNMA is authorized to borrow from the U.S. Treasury with no limitations as to amount.

• FNMA Certificates FNMA is a federally chartered and privately owned corporation organized and existing under the Federal National Mortgage Association Charter Act of 1938. FNMA certificates represent a pro-rata interest in a group of mortgage loans purchased by FNMA. FNMA guarantees the timely payment of principal and interest on the securities it issues. The obligations of FNMA are not backed by the full faith and credit of the U.S. government.

• FHLMC Certificates FHLMC is a corporate instrumentality of the United States created pursuant to the Emergency Home Finance Act of 1970, as amended. FHLMC certificates represent a pro-rata interest in a group of mortgage loans purchased by FHLMC. FHLMC guarantees timely payment of interest and principal on certain securities it issues and timely payment of interest and eventual payment of principal on other securities it issues. The obligations of FHLMC are obligations solely of FHLMC and are not backed by the full faith and credit of the U.S. government.

• FAMC Certificates FAMC is a federally chartered instrumentality of the United States established by Title VIII of the Farm Credit Act of 1971, as amended. FAMC was chartered primarily to attract new capital for financing of agricultural real estate by making a secondary market in certain qualified agricultural real estate loans. FAMC provides guarantees of timely payment of principal and interest on securities representing interests in, or obligations backed by, pools of mortgages secured by first liens on agricultural real estate. Similar to FNMA and FHLMC, FAMC certificates are not supported by the full faith and credit of the U.S. government; rather, FAMC may borrow from the U.S. Treasury to meet its guaranty obligations.

As discussed above, prepayments on the underlying mortgages and their effect upon the rate of return of a mortgage-backed security is the principal investment risk for a purchaser of such securities, like the funds. Over time, any pool of mortgages will experience prepayments due to a variety of factors, including (1) sales of the underlying homes (including foreclosures), (2) refinancings of the underlying mortgages, and (3) increased amortization by the mortgagee. These factors, in turn, depend upon general economic factors, such as level of interest rates and economic growth. Thus, investors normally expect prepayment rates to increase during periods of strong economic growth or declining interest rates and to decrease in recessions and rising interest rate environments. Accordingly, the life of the mortgage-backed security is likely to be substantially shorter than the stated maturity of the mortgages in the underlying pool. Because of such variation in prepayment rates, it is not possible to predict the life of a particular mortgage-backed security, but FHA statistics indicate that 25- to 30-year single family dwelling mortgages have an average life of approximately 12 years. The majority of GNMA certificates are backed by mortgages of this type, and, accordingly, the generally accepted practice treats GNMA certificates as 30-year securities that prepay in full in the 12th year. FNMA and FHLMC certificates may have differing prepayment characteristics.

Fixed rate mortgage-backed securities bear a stated “coupon rate” that represents the effective mortgage rate at the time of issuance, less certain fees to GNMA, FNMA, and FHLMC for providing the guarantee and the issuer for assembling the pool and for passing through monthly payments of interest and principal.

Payments to holders of mortgage-backed securities consist of the monthly distributions of interest and principal less the applicable fees. The actual yield to be earned by a holder of mortgage-backed securities is calculated by dividing interest payments by the purchase price paid for the mortgage-backed securities (which may be at a premium to or a discount from the face value of the certificate).

Monthly distributions of interest, as contrasted to semiannual distributions that are common for other fixed interest investments, have the effect of compounding and thereby raising the effective annual yield earned on mortgage-backed securities. Because of the variation in the life of the pools of mortgages that back various mortgage-backed securities, and because it is impossible to anticipate the rate of interest at which future principal payments may be reinvested, the actual yield earned from a portfolio of mortgage-backed securities will differ significantly from the yield estimated by using an assumption of a certain life for each mortgage-backed security included in such a portfolio as described above.

• Commercial Mortgage-Backed Securities (CMBS) These are securities created from a pool of commercial mortgage loans, such as loans for hotels, restaurants, shopping centers, office buildings, and apartment buildings. Interest and principal payments from the underlying loans are passed through to the funds according to a schedule of payments. CMBS are structured similarly to mortgage-backed securities in that both are backed by mortgage payments. However, CMBS involve loans related to commercial property, whereas mortgage-backed securities are based on loans relating to residential property. Because commercial mortgages tend to be structured with prepayment penalties, CMBS generally carry less prepayment risk than loans backed by residential mortgages. Credit quality depends primarily on the quality of the loans themselves and on the structure of the particular deal. However, the value of these securities may change because of actual or perceived changes in the creditworthiness of the individual borrowers, their tenants, and servicing agents or due to deterioration in the general state of commercial real estate or overall economic conditions.

• Collateralized Mortgage Obligations (CMOs) CMOs are bonds that are collateralized by whole-loan mortgages or mortgage pass-through securities. The bonds issued in a CMO deal are divided into groups, and each group of bonds is referred to as a “tranche.” Under the traditional CMO structure, the cash flows generated by the mortgages or mortgage pass-through securities in the collateral pool are used to first pay interest and then pay principal to the CMO bondholders. The bonds issued under such a CMO structure are retired sequentially as opposed to the pro-rata return of principal found in traditional pass-through obligations. Subject to the various provisions of individual CMO issues, the cash flow generated by the underlying collateral (to the extent it exceeds the amount required to pay the stated interest) is used to retire the bonds. Under the CMO structure, the repayment of principal among the different tranches is prioritized in accordance with the terms of the particular CMO issuance. The “fastest pay” tranche of bonds, as specified in the prospectus for the issuance, would initially receive all principal payments. When that tranche of bonds is retired, the next tranche, or tranches, in the sequence, as specified in the prospectus, receive all of the principal payments until they are retired. The sequential retirement of bond groups continues until the last tranche, or group of bonds, is retired. Accordingly, the CMO structure allows the issuer to use cash flows of long maturity, monthly pay collateral to formulate securities with short, intermediate, and long final maturities and expected average lives.

New types of CMO tranches continue to evolve, such as floating rate CMOs, planned amortization classes, accrual bonds, and CMO residuals. Some newer structures could affect the amount and timing of principal and interest received by each tranche from the underlying collateral. Under certain structures, given classes of CMOs have priority over others with respect to the receipt of prepayments on the mortgages. Therefore, depending on the type of CMOs in which the funds invest, the investment may be subject to a greater or lesser risk of prepayment than other types of mortgage-related securities.

The primary risk of any mortgage security is the uncertainty of the timing of cash flows. For CMOs, the primary risk results from the rate of prepayments on the underlying mortgages serving as collateral and from the structure of the deal

(priority of the individual tranches). An increase or decrease in prepayment rates (resulting from a decrease or increase in mortgage interest rates) will affect the yield, average life, and price of CMOs. The prices of certain CMOs, depending on their structure and the rate of prepayments, can be volatile. Some CMOs may also not be as liquid as other securities.

• U.S. Government Agency Multi-class Pass-Through Securities Unlike CMOs, U.S. government agency multi-class pass-through securities, which include FNMA guaranteed real estate mortgage investment conduit pass-through certificates and FHLMC multi-class mortgage participation certificates, are ownership interests in a pool of mortgage assets. Unless the context indicates otherwise, all references herein to CMOs include multi-class pass-through securities.

• Multi-class Residential Mortgage Securities Such securities represent interests in pools of mortgage loans to residential home buyers made by commercial banks, savings and loan associations, or other financial institutions. Unlike GNMA, FNMA, and FHLMC securities, the payment of principal and interest on multi-class residential mortgage securities is not guaranteed by the U.S. government or any of its agencies. Accordingly, yields on multi-class residential mortgage securities historically have been higher than the yields on U.S. government mortgage securities. However, the risk of loss due to default on such instruments is higher since they are not guaranteed by the U.S. government or its agencies. Additionally, pools of such securities may be divided into senior or subordinated segments. Although subordinated mortgage securities may have a higher yield than senior mortgage securities, the risk of loss of principal is greater because losses on the underlying mortgage loans must be borne by persons holding subordinated securities before those holding senior mortgage securities.

• Privately Issued Mortgage-Backed Certificates These are pass-through certificates issued by nongovernmental issuers. Pools of conventional residential or commercial mortgage loans created by such issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government guarantees of payment. Timely payment of interest and principal of these pools is, however, generally supported by various forms of insurance or guarantees, including individual loan, title, pool, and hazard insurance. The insurance and guarantees are issued by government entities, private insurance, or the mortgage poolers. Such insurance and guarantees and the creditworthiness of the issuers thereof will be considered in determining whether a mortgage-related security meets the funds’ quality standards. The funds may buy mortgage-related securities without insurance or guarantees if, through an examination of the loan experience and practices of the poolers, the investment manager determines that the securities meet the funds’ quality standards.

• Stripped Mortgage-Backed Securities These instruments represent interests in a pool of mortgages, the cash flow of which has been separated into its interest and principal components. Interest-only securities (IOs) receive the interest portion of the cash flow while principal-only securities (POs) receive the principal portion. IOs and POs are usually structured as tranches of a CMO. Stripped mortgage-backed securities may be issued by U.S. government agencies or by private issuers similar to those described above with respect to CMOs and privately issued mortgage-backed certificates. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. The value of the PO, as with other mortgage-backed securities described herein, and other debt instruments, will tend to move in the opposite direction compared with interest rates. Under the Code, POs may generate taxable income from the current accrual of original issue discount without a corresponding distribution of cash to the funds.

The cash flows and yields on IO and PO classes are extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets. In the case of IOs, prepayments affect the amount of cash flows provided to the investor. In contrast, prepayments on the mortgage pool affect the timing of cash flows received by investors in POs. For example, a rapid or slow rate of principal payments may have a material adverse effect on the prices of IOs or POs, respectively. If the underlying mortgage assets experience greater-than-anticipated prepayments of principal, investors may fail to fully recoup their initial investment in an IO class of a stripped mortgage-backed security, even if the IO class is rated AAA or Aaa or is derived from a full faith and credit obligation. Conversely, if the underlying mortgage assets experience slower-than-anticipated prepayments of principal, the price on a PO class will be affected more severely than would be the case with a traditional mortgage-backed security.

• ARMs ARMs, like fixed rate mortgages, have a specified maturity date, and the principal amount of the mortgage is repaid over the life of the mortgage. Unlike fixed rate mortgages, the interest rate on ARMs is adjusted at regular intervals based on a specified, published interest rate “index” such as a Treasury rate index. The new rate is determined by adding a specific interest amount, the “margin,” to the interest rate of the index. Investment in ARMs allows the funds to participate in changing interest rate levels through regular adjustments in the coupons of the underlying mortgages, resulting in more variable current income and lower price volatility than longer-term fixed rate mortgage securities. ARMs are a less effective means of locking in long-term rates than fixed rate mortgages since the income from adjustable rate mortgages will increase during periods of rising interest rates and decline during periods of falling rates.

• TBAs and Dollar Rolls Funds that purchase or sell mortgage-backed securities may choose to purchase or sell certain mortgage-backed securities on a delayed delivery or forward commitment basis through the to be announced (TBA) market. With TBA transactions, the fund would enter into a commitment to either purchase or sell mortgage-backed securities for a fixed price, with payment and delivery at a scheduled future date beyond the customary settlement period for mortgage-backed securities. These transactions are considered TBA because the fund commits to buy a pool of mortgages that have yet to be specifically identified but will meet certain standardized parameters (such as yield, duration, and credit quality) and contain similar loan characteristics. For either purchase or sale transactions, a fund may choose to extend the settlement through a “dollar roll” transaction in which it sells mortgage-backed securities to a dealer and simultaneously agrees to purchase substantially similar securities in the future at a predetermined price. These transactions have the potential to enhance the fund’s returns and reduce its administrative burdens when compared with holding mortgage-backed securities directly, although these transactions will increase the fund’s portfolio turnover rate. During the roll period, the fund forgoes principal and interest paid on the securities. However, the fund would be compensated by the difference between the current sale price and the forward price for the future purchase, as well as by the interest earned on the cash proceeds of the initial sale.

Although TBA securities must meet industry-accepted “good delivery” standards, there can be no assurance that a security purchased on a forward commitment basis will ultimately be issued or delivered by the counterparty. During the settlement period, the fund will still bear the risk of any decline in the value of the security to be delivered. Dollar roll transactions involve the simultaneous purchase and sale of substantially similar TBA securities for different settlement dates. Because these transactions do not require the purchase and sale of identical securities, the characteristics of the security delivered to the fund may be less favorable than the security delivered to the dealer.

In addition, mandatory margin requirements under FINRA rules require the funds to post collateral in connection with its TBA transactions. There is no similar requirement applicable to the funds’ TBA counterparties. The required collateralization of TBA trades could increase the cost of TBA transactions to the funds and impose added operational complexity.

• Other Mortgage-Related Securities Governmental, government-related, or private entities may create mortgage loan pools offering pass-through investments in addition to those described above. The mortgages underlying these securities may be alternative mortgage instruments, that is, mortgage instruments whose principal or interest payments may vary or whose terms to maturity may differ from customary long-term fixed rate mortgages. As new types of mortgage-related securities are developed and offered to investors, the investment manager will, consistent with the funds’ objectives, policies, and quality standards, consider making investments in such new types of securities.

Asset-Backed Securities

Background The asset-backed securities (ABS) market has been one of the fastest-growing sectors of the U.S. fixed income market since its inception in late 1985. Although initial ABS transactions were backed by auto loans and credit card receivables, today’s market has evolved to include a variety of asset types, including home equity loans, student loans, equipment leases, stranded utility costs, and collateralized bond/loan obligations. For investors, securitization typically provides an opportunity to invest in high-quality securities with higher credit ratings and less downgrade/event risk than corporate bonds. Unlike mortgages, prepayments on ABS collateral are less sensitive to changes in interest rates. They can also be structured into classes that meet the market’s demand for various maturities and credit quality.

Structure Asset-backed securities are bonds that represent an ownership interest in a pool of receivables sold by originators into a special purpose vehicle (SPV). The collateral types can vary, as long as they are secured by homogeneous assets with relatively predictable cash flows. Assets that are transferred through a sale to an SPV are legally separated from those of the seller/servicer, which insulates investors from bankruptcy or other event risk associated with the seller/servicer of those assets. Most senior tranches of ABS are structured to a AAA rated level through credit enhancement; however, ABS credit ratings range from AAA to non-investment grade. Many ABS transactions are structured to include payout events/performance triggers, which provide added protection against deteriorating credit quality.

ABS structures are generally categorized by two distinct types of collateral. Amortizing assets (such as home equity loans, auto loans, and equipment leases) typically pass through principal and interest payments directly to investors, while revolving assets (such as credit card receivables, home equity lines of credit, and dealer floor-plan loans) typically reinvest principal and interest payments in new collateral for a specified period of time. The majority of amortizing transactions are structured as straight sequential-pay transactions. In these structures, all principal amortization and prepayments are directed to the shortest maturity class until it is retired, then to the next shortest class, and so on. The majority of revolving assets are structured as bullets, whereby investors receive periodic interest payments and only one final payment of principal at maturity.

Underlying Assets The asset-backed securities that may be purchased include securities backed by pools of mortgage-related receivables known as home equity loans, or of consumer receivables such as automobile loans or credit card loans. Other types of ABS may also be purchased. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the securities is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit support provided to the securities. The rate of principal payment on asset-backed securities generally depends on the rate of principal payments received on the underlying assets, which in turn may be affected by a variety of economic and other factors. As a result, the yield and return on any asset-backed security is difficult to predict with precision, and actual return or yield to maturity may be more or less than the anticipated return or yield to maturity.

Methods of Allocating Cash Flows While some asset-backed securities are issued with only one class of security, many asset-backed securities are issued in more than one class, each with different payment terms. Multiple-class asset-backed securities are issued for two main reasons. First, multiple classes may be used as a method of providing credit support. This is accomplished typically through creation of one or more classes whose right to payments on the asset-backed security is made subordinate to the right to such payments of the remaining class or classes. Second, multiple classes may permit the issuance of securities with payment terms, interest rates, or other characteristics differing both from those of each other and from those of the underlying assets. Asset-backed securities in which the payment streams on the underlying assets are allocated in a manner different than those described above may be issued in the future. The funds may invest in such asset-backed securities if the investment is otherwise consistent with the fund’s investment objectives, policies, and restrictions.

Types of Credit Support Asset-backed securities are typically backed by a pool of assets representing the obligations of a diversified pool of numerous obligors. To lessen the effect of failures by obligors on the ability of underlying assets to make payments, such securities may contain elements of credit support. Such credit support falls into two classes: liquidity protection and protection against ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that scheduled payments on the underlying pool are made in a timely fashion. Protection against ultimate default ensures ultimate payment of the obligations on at least a portion of the assets in the pool. Such protection may be provided through guarantees, insurance policies, or letters of credit obtained from third parties (external credit enhancement), through various means of structuring the transaction (internal credit enhancement), or through a combination of such approaches. Examples of asset-backed securities with credit support arising out of the structure of the transaction include:

• Excess Spread Typically, the first layer of protection against losses, equal to the cash flow from the underlying receivables remaining after deducting the sum of the investor coupon, servicing fees, and losses.

• Subordination Interest and principal that would have otherwise been distributed to a subordinate class is used to support the more senior classes. This feature is intended to enhance the likelihood that the holder of the senior class certificate will receive regular payments of interest and principal. Subordinate classes have a greater risk of loss than senior classes.

• Reserve Funds Cash that is deposited and/or captured in a designated account that may be used to cover any shortfalls in principal, interest, or servicing fees.

• Overcollateralization A form of credit enhancement whereby the principal amount of collateral used to secure a given transaction exceeds the principal of the securities issued. Overcollateralization can be created at the time of issuance or may build over time.

• Surety Bonds Typically consist of third-party guarantees to irrevocably and unconditionally make timely payments of interest and ultimate repayment of principal in the event there are insufficient cash flows from the underlying collateral.

The degree of credit support provided on each issue is based generally on historical information regarding the level of credit risk associated with such payments. Depending upon the type of assets securitized, historical information on credit risk and prepayment rates may be limited or even unavailable. Delinquency or loss in excess of that anticipated could adversely affect the return on an investment in an asset-backed security. There is no guarantee that the amount of any type of credit enhancement available will be sufficient to protect against future losses on the underlying collateral.

Some of the specific types of ABS that the funds may invest in include the following:

• Collateralized Bond or Loan Obligations Collateralized bond obligations (CBOs) are asset-backed securities collateralized by corporate bonds, mortgages, or pools of asset-backed securities. Collateralized loan obligations (CLOs) are asset-backed securities collateralized by pools of bank loans. CBOs and CLOs are structured into tranches, and payments are allocated such that each tranche has a predictable cash flow stream and average life. Most CBOs tend to be collateralized by high yield bonds or loans, with heavy credit enhancement.

• Home Equity Loans These ABS typically are backed by pools of mortgage loans made to subprime borrowers or borrowers with blemished credit histories. The underwriting standards for these loans are more flexible than the standards generally used by banks for borrowers with unblemished credit histories with regard to the borrower’s credit standing and repayment ability. Borrowers who qualify generally have impaired credit histories, which may include a record of major derogatory credit items such as outstanding judgments or prior bankruptcies. In addition, they may not have the documentation required to qualify for a standard mortgage loan.

As a result, the mortgage loans in the mortgage pool are likely to experience rates of delinquency, foreclosure, and bankruptcy that are higher, and that may be substantially higher, than those experienced by mortgage loans underwritten in a more traditional manner. Furthermore, changes in the values of the mortgaged properties, as well as changes in interest rates, may have a greater effect on the delinquency, foreclosure, bankruptcy, and loss experience of the mortgage loans in the mortgage pool than on mortgage loans originated in a more traditional manner.

With respect to first-lien mortgage loans, the underwriting standards do not prohibit a mortgagor from obtaining, at the time of origination of the originator’s first-lien mortgage loan, additional financing that is subordinate to that first-lien mortgage loan, which subordinate financing would reduce the equity the mortgagor would otherwise appear to have in the related mortgaged property as indicated in the loan-to-value ratio.

Yield and Reinvestment Could Be Adversely Affected by Unpredictability of Prepayments

No one can accurately predict the level of prepayments that an asset-backed mortgage pool may experience. Factors that influence prepayment behavior include general economic conditions, the level of prevailing interest rates, the availability of alternative financing, the applicability of prepayment charges, and homeowner mobility. Reinvestment risk results from a faster or slower rate of principal payments than expected. A rising interest rate environment and the resulting slowing of prepayments could result in greater volatility of these securities. A falling interest rate environment and the resulting increase in prepayments could require reinvestment in lower-yielding securities.

• Credit Card-Backed Securities These ABS are backed by revolving pools of credit card receivables. Due to the revolving nature of these assets, the credit quality could change over time. Unlike most other asset-backed securities, credit card receivables are unsecured obligations of the cardholder, and payments by cardholders are the primary source of payment on these securities. The revolving nature of these card accounts generally provides for monthly payments to the trust. In order to issue securities with longer-dated maturities, most credit card-backed securities are issued with an initial “revolving” period during which collections are reinvested in new receivables. The revolving period may be shortened upon the occurrence of specified events, which may signal a potential deterioration in the quality of the assets backing the security.

• Automobile Loans These ABS are backed by receivables from motor vehicle installment sales contracts or installment loans secured by motor vehicles. These securities are primarily discrete pools of assets that pay down over the life of the ABS. The securities are not obligations of the seller of the vehicle or servicer of the loans. The primary source of funds for payments on the securities comes from payment on the underlying trust receivables as well as from credit support.

Inflation-Linked Securities

Inflation-linked securities are income-generating instruments whose interest and principal payments are periodically adjusted for inflation, which measures a sustained increase in prices of goods and services in an economy that erodes the purchasing power of a currency over time. TIPS are inflation-linked securities issued by the U.S. government. Inflation-linked bonds are also issued by corporations, U.S. government agencies, states, and foreign countries. The inflation adjustment, which is typically applied monthly to the principal of the bond, follows a designated inflation index, such as the consumer price index. A fixed coupon rate is applied to the inflation-adjusted principal so that as inflation rises, both the principal value and the interest payments increase. This can provide investors with a hedge against inflation, as it helps preserve the purchasing power of the investment. Because of this inflation-adjustment feature, inflation-linked bonds typically have lower yields than conventional fixed rate bonds. Municipal inflation bonds generally have a fixed principal amount, and the inflation component is reflected in the nominal coupon.

Inflation-linked bonds normally will decline in price when real interest rates rise. (A real interest rate is calculated by subtracting the inflation rate from a nominal interest rate. For example, if a 10-year Treasury note is yielding 5% and the rate of inflation is 2%, the real interest rate is 3%.) If inflation is negative, the principal and income of an inflation-linked bond normally will decline and could result in losses for the fund. Funds that invest in inflation-linked securities do not always move in lockstep with changes in the inflation rate because they do not necessarily buy inflation-linked securities when they are originally issued or hold them until maturity. In addition, there is no assurance that the consumer price index or other inflation index used to determine inflation adjustments will accurately measure the real rate of inflation.

Inflation adjustments on TIPS that exceed deflation adjustments for the year will be distributed by a fund as ordinary income to shareholders. Net deflation adjustments for a year could result in all or a portion of dividends paid earlier in the year by a fund being treated as a return of capital. The accrual of inflation or deflation adjustments could significantly impact the current level of dividends actually paid to shareholders of a fund that invests heavily in inflation-linked securities.

Loan Participations and Assignments

Loan participations and assignments (collectively, “participations”) will typically be participating interests in loans made by a syndicate of banks, represented by an agent bank that has negotiated and structured the loan. The borrower are typically corporate borrowers seeking to finance internal growth, mergers, acquisitions, stock repurchases, leveraged buyouts, or other corporate activities. Such loans may also have been made to governmental borrowers as borrowers, especially governments of developing countries, which are referred to as loans to developing countries debt (LDC debt). LDC debt will involve a higher risk that the entity responsible for the repayment of the debt may be unable or unwilling to meet its obligations when they become due.

The loans underlying such participations may be secured or unsecured, and the funds may invest in loans collateralized by mortgages on real property or that have no collateral. The loan participations themselves may extend for the entire term of the loan or may extend only for short “strips” that correspond to a quarterly or monthly floating rate interest period on the underlying loan. Thus, a term or revolving credit that extends for several years may be subdivided into shorter periods. Some of the funds may invest in fixed and floating rate loans. Loans may include senior floating rate loans; secured and unsecured loans, second lien or more junior loans; and bridge loans or bridge facilities.

Loans may be acquired by direct investment as a lender at the inception of the loan, by assignment of a portion of a loan previously made to a different lender, or by purchase of a participation interest – each of which is pursuant to a contractual arrangement. In an assignment, lenders may assign (a) both the lender’s rights and obligations; (b) only its right to receive payments of principal and interest; or (c) part of its rights to receive payments. Partial assignments, known as “participating interests,” do not shift the debtor-creditor relationship to the assignee, who must rely on the original lending institution to collect sums due and to otherwise enforce its rights against the agent bank that administers the loan or against the underlying borrower. If a fund makes a direct investment in a loan as one of the lenders, it generally acquires the loan at par. This means the fund receives a return at the full interest rate for the loan. As an originator, the fund may have more control in structuring the loan, enforcing compliance, or exercising voting/consent rights than if the fund purchases as an assignment or participating interest. If the fund acquires its interest in loans in the secondary market or acquires a participation interest, the loans may be purchased or sold above, at, or below par, which can result in a yield that is below, equal to, or above the stated interest rate of the loan.

If the funds purchase a participation interest in another lender’s loan, as opposed to acquiring a loan directly from a lender or through an agent or as an assignment from another lender, the funds will treat both the corporate borrower and the bank selling the participation interest as an issuer for purposes of its fundamental investment restriction on diversification.

In the process of buying, selling and holding loans, a fund may receive and/or pay certain fees. These fees are in addition to interest payments received and may include facility fees, commitment fees, commissions and prepayment penalty fees.

When a fund buys or sells a loan it may pay a fee. In certain circumstances, a fund may receive a prepayment penalty fee upon prepayment of a loan. Various service fees received by the funds from loan participations may be treated as non-interest income depending on the nature of the fee (commitment, takedown, commission, service, or loan origination). To the extent the service fees are not interest income, they will not qualify as income under Section 851(b) of the Code. Thus, the sum of such fees plus any other nonqualifying income earned by the funds cannot exceed 10% of total income.

The Price Advisers will generally choose not to receive material nonpublic information about the issuers of loans who also issue publicly traded securities that a Price Fund owns or may want to own. As a result, the Price Advisers may have less information than other investors about certain of the loans in which they invest or seek to invest on behalf of the Price Funds or other client accounts. In some circumstances, the Price Advisers may receive material nonpublic information about an issuer as a result of a Price Fund’s ownership of a loan involving that issuer. In these situations, a fund may be unable to enter into a transaction in a publicly traded security issued by that borrower when it would otherwise be advantageous to do so due to prohibitions on trading in securities of issuers while in possession of material nonpublic information. Unlike registered securities, such as most stocks and bonds, loans are not registered or regulated under the federal securities laws. As a result, investors in loans have less protection against fraud and other improper practices than investors in registered securities because investors in loans (such as the funds) may not be entitled to rely on the protections of the federal securities laws.

• Covenant-Lite Loans Some of the loans in which a fund may invest or get exposure to through its investments in CDOs, CLOs or other types of structured securities may be “covenant-lite” loans, which means the loans contain fewer maintenance covenants than other loans (in some cases, none) and do not include terms which allow the lender to monitor the performance of the borrower and declare a default if certain criteria are breached. An investment by a fund in a covenant-lite loan may potentially hinder the ability to reprice credit risk associated with the issuer and reduce the ability to restructure a problematic loan and mitigate potential loss. A fund may also experience delays in enforcing its rights on its holdings of covenant-lite loans. As a result of these risks, a fund’s exposure to losses may be increased, which could result in an adverse impact on the fund’s net income and NAV.

• Delayed Draw Loan and Revolver A delayed draw term (or delayed funding) loan is a type of loan where a borrower can request additional funds after the initial draw period has come to an end. The withdrawal periods and loan amounts are determined in advance. There is generally a ticking fee paid from the borrower to the lender on undrawn portions of the loan.

Revolvers are a form of senior bank debt, where the borrower can draw down the credit of the revolver when it needs cash and repays the credit when the borrower has excess cash. One substantive difference between a delayed draw term loan and revolver is that under a revolver, the borrower would be able to pay off its liability to the fund and then re-borrow again the same amount in the future. Revolvers have maturity dates at which point the borrower can no longer draw on the line of credit and must repay any outstanding obligations.

Loans are subject to the risks associated with debt obligations in general including interest rate risk, credit risk and market risk as well as high yield securities risk, liquidity risk (as loans may be illiquid), and regulatory risk. Additional risks include:

• Collateral and Subordination Risk With respect to loans that are secured, a fund is subject to the risk that collateral securing the loan will decline in value or have no value or that the fund’s lien is or will become junior in payment to other liens. A decline in value of the collateral, whether as a result of market value declines, bankruptcy proceedings or otherwise, could cause the loan to be under collateralized or unsecured. In such event, the fund may have the ability to require that the borrower pledge additional collateral. The fund, however, is subject to the risk that the borrower may not pledge such additional collateral or a sufficient amount of collateral. In some cases (for example, in the case of non-recourse loans), there may be no formal requirement for the borrower to pledge additional collateral. In addition, collateral may consist of assets that may not be readily liquidated, and there is no assurance that the liquidation of such assets would satisfy a borrower’s obligation on a loan. If the fund were unable to obtain sufficient proceeds upon a liquidation of such assets, this could negatively affect fund performance.

• Information Risk There is typically less publicly available information concerning loans than other types of fixed income investments. As a result, a fund generally will be dependent on reports and other information provided by the borrower, either directly or through an agent, to evaluate the borrower’s creditworthiness or to determine the borrower’s compliance with the covenants and other terms of the loan agreement. Such reliance may make investments in loans more susceptible to fraud than other types of investments. In addition, because the investment adviser may wish to invest in the publicly traded securities of a borrower, it may not have access to material non-public information regarding the borrower to which other loan investors have access.

• Agent Risk Selling lenders, agents and other entities who may be positioned between a fund and the borrower may (1) be impacted by economic, political, regulatory events affecting the banking, finance, and financial industry more than other types of investments or (2) become insolvent, enter into an FDIC receivership, or bankruptcy. In these events, the fund might incur certain costs and delays in realizing payment on a loan or suffer a loss of principal and/or interest if assets or interests held by the agent, lender or other party positioned between the fund and the borrower are determined to be subject to the claims of the agent’s, lender’s or such other party’s creditors.

• Inventory Risk Affiliates of Price Advisers may participate in the primary and secondary market for loans. Because of limitations imposed by applicable law, the presence of the affiliates in the loan market may restrict a fund’s ability to acquire some loans, affect the timing of such acquisition or affect the price at which the loan is acquired.

Zero-Coupon and Pay-in-Kind Bonds

A zero-coupon security has no cash coupon payments. Instead, the issuer sells the security at a substantial discount to its maturity value. The interest received by the investor from holding this security to maturity is the difference between the maturity value and the purchase price. The advantage to the investor is that reinvestment risk of the income received during the life of the bond is eliminated. However, zero-coupon bonds, like other bonds, retain interest rate and credit risk and usually display more price volatility than those securities that pay a cash coupon.

Pay-in-kind (PIK) instruments are securities that pay interest in either cash or additional securities, at the issuer’s option, for a specified period. PIKs, like zero-coupon bonds, are designed to give an issuer flexibility in managing cash flow. PIK bonds can be either senior or subordinated debt and trade flat (i.e., without accrued interest). The price of PIK bonds is expected to reflect the market value of the underlying debt plus an amount representing accrued interest since the last payment. PIKs are usually less volatile than zero-coupon bonds but more volatile than cash pay securities.

For federal income tax purposes, these types of bonds will require the recognition of gross income each year even though no cash may be paid to the funds until the maturity or call date of the bond. Similar requirements may apply to bonds purchased with market discount. The funds will nonetheless be required to distribute substantially all of this gross income each year to comply with the Code, and such distributions could reduce the amount of cash available for investment by the funds.

Trade Claims

Trade claims are non-securitized rights of payment arising from obligations other than borrowed funds. Trade claims typically arise when, in the ordinary course of business, vendors and suppliers extend credit to a company by offering payment terms. Generally, when a company files for bankruptcy protection, payments on these trade claims cease and the claims are subject to compromise along with the other debts of the company. Trade claims typically are bought and sold at a discount reflecting the degree of uncertainty with respect to the timing and extent of recovery. In addition to the risks otherwise associated with low-quality obligations, trade claims have other risks, including the possibility that the amount of the claim may be disputed by the obligor.

Many vendors are either unwilling or lack the resources to hold their claim through the extended bankruptcy process with an uncertain outcome and timing. Some vendors are also aggressive in establishing reserves against these receivables, so that the sale of the claim at a discount may not result in the recognition of a loss.

Trade claims can represent an attractive investment opportunity because these claims typically are priced at a discount to comparable public securities. This discount is a reflection of a less efficient trading market with lower overall liquidity, a smaller universe of potential buyers, and the risks peculiar to trade claim investing. It is not unusual for trade claims to be priced at a discount to public securities that have an equal or lower priority claim.

As noted above, investing in trade claims does carry some unique risks, which include:

• Establishing the Amount of the Claim Frequently, the supplier’s estimate of its receivable will differ from the customer’s estimate of its payable. Resolution of these differences can result in a reduction in the amount of the claim. This risk can be reduced by only purchasing scheduled claims (claims already listed as liabilities by the debtor) and seeking representations from the seller.

• Defenses to Claims The debtor has a variety of defenses that can be asserted under the bankruptcy code against any claim. Trade claims are subject to these defenses, the most common of which for trade claims relates to preference payments. (Preference payments are all payments made by the debtor during the 90 days prior to the filing. These payments are presumed to have benefited the receiving creditor at the expense of the other creditors. The receiving creditor may be required to return the payment unless it can show the payments were received in the ordinary course of business.) While none of these defenses can result in any additional liability of the purchaser of the trade claim, they can reduce or wipe out the entire purchased claim. This risk can be reduced by seeking representations and indemnification from the seller.

• Documentation/Indemnification Each trade claim purchased requires documentation that must be negotiated between the buyer and seller. This documentation is extremely important since it can protect the purchaser from losses such as those described above. Legal expenses in negotiating a purchase agreement can be fairly high. Additionally, it is important to note that the value of an indemnification depends on the seller’s credit.

• Volatile Pricing Due to Illiquid Market There are only a handful of brokers for trade claims, and the quoted price of these claims can be volatile. Generally, it is expected that trade claims would be considered illiquid investments.

• No Current Yield/Ultimate Recovery Trade claims are almost never entitled to earn interest. As a result, the return on such an investment is very sensitive to the length of the bankruptcy, which is uncertain. Although not unique to trade claims, it is worth noting that the ultimate recovery on the claim is uncertain and there is no way to calculate a conventional yield to maturity on this investment. Additionally, the exit for this investment is a plan of reorganization, which may include the distribution of new securities. The liquidity of these securities may be tied to the liquidity of the original trade claim investment.

• Tax Issue Although the issue is not free from doubt, it is likely that gains from trade claims would not be treated as gains from the sale of securities for federal income tax purposes. As a result, any gains would be considered “nonqualifying” under the Code. The funds may have up to 10% of their gross income (including capital gains) derived from nonqualifying sources.

Municipal Securities

Subject to the investment objectives and programs described in the prospectus and the additional investment restrictions described in this SAI, the funds’ portfolios may consist of any combination of the various types of municipal securities described below or other types of municipal securities that may be developed. The amount of the funds’ assets invested in any particular type of municipal security can be expected to vary.

The term “municipal securities” means obligations issued by or on behalf of states, territories, and possessions of the United States and the District of Columbia and their political subdivisions, agencies, and instrumentalities, as well as certain other persons and entities, the interest from which is generally exempt from federal income tax. In determining the tax-exempt status of a municipal security, the funds rely on the opinion of the issuer’s bond counsel at the time of the issuance of the security. However, it is possible this opinion could be overturned, and, as a result, the interest received by the funds from a municipal security assumed to be tax-exempt might not be exempt from federal income tax.

Municipal securities are normally classified by maturity as notes, bonds, or adjustable rate securities. Municipal securities include the following:

• Municipal Notes Municipal notes generally are used to provide short-term operating or capital needs and generally have maturities of one year or less.

• Tax Anticipation Notes Tax anticipation notes are issued to finance working capital needs of municipalities. Generally, they are issued in anticipation of various seasonal tax revenue, such as income, property, use, and business taxes, and are payable from these specific future taxes.

• Revenue Anticipation Notes Revenue anticipation notes are issued in expectation of receipt of revenues, such as sales taxes, toll revenues, or water and sewer charges, that are used to pay off the notes.

• Bond Anticipation Notes Bond anticipation notes are issued to provide interim financing until long-term financing can be arranged. In most cases, the long-term bonds then provide the money for the repayment of the notes.

• Tax-Exempt Commercial Paper Tax-exempt commercial paper is a short-term obligation with a stated maturity of 270 days or less. It is issued by state and local governments or their agencies to finance seasonal working capital needs or as short-term financing in anticipation of longer-term financing.

Municipal bonds, which meet longer-term capital needs and generally have maturities of more than one year when issued, have two principal classifications: general obligation bonds and revenue bonds. Additional categories of potential purchases include municipal lease obligations, prerefunded/escrowed to maturity bonds, private activity bonds, industrial development bonds, and participation interests.

• General Obligation Bonds Issuers of general obligation bonds include states, counties, cities, towns, and special districts. The proceeds of these obligations are used to fund a wide range of public projects, including construction or improvement of schools, public buildings, highways and roads, and general projects not supported by user fees or specifically identified revenues. The basic security behind general obligation bonds is the issuer’s pledge of its full faith and credit and taxing power for the payment of principal and interest. The taxes that can be levied for the payment of debt service may be limited or unlimited as to the rate or amount of special assessments. In many cases voter approval is required before an issuer may sell this type of bond.

• Revenue Bonds The principal security for a revenue bond is generally the net revenues derived from a particular facility or enterprise or, in some cases, the proceeds of a special charge or other pledged revenue source. Revenue bonds are issued to finance a wide variety of capital projects, including electric, gas, water, and sewer systems; highways, bridges, and tunnels; port and airport facilities; colleges and universities; and hospitals. Revenue bonds are sometimes used to finance various privately operated facilities provided they meet certain tests established for tax-exempt status.

Although the principal security behind these bonds may vary, many provide additional security in the form of a mortgage or debt service reserve fund. Some authorities provide further security in the form of the state’s ability (without obligation) to make up deficiencies in the debt service reserve fund. Revenue bonds usually do not require prior voter approval before they may be issued.

• Municipal Lease Obligations Municipal borrowers may also finance capital improvements or purchases with tax-exempt leases. The security for a lease is generally the borrower’s pledge to make annual appropriations for lease payments. The lease payment is treated as an operating expense subject to appropriation risk and not a full faith and credit obligation of the issuer. Lease revenue bonds and other municipal lease obligations are generally considered less secure than a general obligation or revenue bond and often do not include a debt service reserve fund. To the extent such securities are determined to be illiquid, they will be subject to the funds’ limit on illiquid investments. There have also been certain legal challenges to the use of lease revenue bonds in various states.

A lease is not a full faith and credit obligation of the issuer and is usually backed only by the borrowing government’s unsecured pledge to make annual appropriations for lease payments. There have been challenges to the legality of lease financing in numerous states and, from time to time, certain municipalities have considered not appropriating money for lease payments. In deciding whether to purchase a lease obligation, an assessment is made of the financial condition of the borrower, the merits of the project, the level of public support for the project, and the legislative history of lease financing in the state. These securities may have lower overall liquidity than other municipal bonds.

• Prerefunded/Escrowed to Maturity Bonds Certain municipal bonds have been refunded with a later bond issue from the same issuer. The proceeds from the later issue are used to defease the original issue. In many cases the original issue cannot be redeemed or repaid until the first call date or original maturity date. In these cases, the refunding bond proceeds typically are used to buy U.S. government obligations and/or U.S. government agency obligations, or they may be held in cash, that are held in an escrow account until the original call date or maturity date. The original bonds then become “prerefunded” or “escrowed to maturity” and are considered high-quality investments. While still tax-exempt, the security is the proceeds of the escrow account. To the extent permitted by the SEC and the IRS, a fund’s investment in such securities refunded with U.S. government obligations, U.S. government agency obligations, or cash securities will, for purposes of diversification rules applicable to the funds, be considered a holding in U.S. government obligations, U.S. government agency obligations, or cash.

• Private Activity Bonds Under current tax law, all municipal debt is divided broadly into two groups: governmental purpose bonds and private activity bonds. Governmental purpose bonds are issued to finance traditional public purpose projects such as public buildings and roads. Private activity bonds may be issued by a state or local government or public authority but principally benefit private users and are considered taxable unless a specific exemption is provided.

The Code currently provides exemptions for certain private activity bonds such as not-for-profit hospital bonds, small-issue industrial development revenue bonds, and mortgage subsidy bonds, which may still be issued as tax-exempt bonds. With some limited exceptions, interest on tax-exempt private activity bonds is generally subject to the alternative minimum tax (AMT).

• Industrial Development Bonds Industrial development bonds are considered municipal bonds if the interest paid is exempt from federal income tax. They are issued by or on behalf of public authorities to raise money to finance various privately operated facilities for business and manufacturing, housing, sports, and pollution control. These bonds are also used to finance public facilities such as airports, mass transit systems, ports, and parking. The payment of the principal and interest on such bonds is dependent solely on the ability of the facility’s user to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment.

• Participation Interests The funds may purchase participation interests from third parties in all or part of specific holdings of municipal securities. The purchase may take different forms: In the case of short-term securities, the participation may be backed by a liquidity facility that allows the interest to be sold back to the third party (such as a trust, broker, or bank) for a predetermined price of par at stated intervals. The seller may receive a fee from the funds in connection with the arrangement.

In the case of longer-term bonds, the funds may purchase interests in a pool of municipal bonds or a single municipal bond or lease without the right to sell the interest back to the third party.

The funds will not purchase participation interests unless a satisfactory opinion of counsel or ruling of the IRS has been issued that the interest earned from the municipal securities on which the funds hold participation interests is exempt from federal income tax to the funds. However, there is no guarantee the IRS would treat such interest income as tax-exempt.

•  Securities With Puts Some longer-term municipal bonds give the investor the right to “put,” or sell, the security at par (face value) within a specified number of days following the investor’s request. This feature enhances a security’s liquidity by shortening its effective maturity and may enable it to trade at a price equal to or very close to its principal amount. Termination of a put feature prior to its exercise could result in the forced holding of the longer-term security, which could experience substantially more price volatility and become illiquid.

• Variable and Floating Rate Certificates Variable and floating rate securities are debt instruments that provide for periodic adjustments in the interest rate paid on the security and may sometimes be created by dividing underlying tax-exempt fixed rate bonds into separate components. These securities have been developed in the secondary market to meet the demand for short-term, tax-exempt securities. Some variable or floating rate securities are structured with liquidity features such as put options or tender options, as well as auction rate features, remarketing provisions, or other maturity-shortening devices. The IRS has not issued a definitive ruling on the tax-exempt nature of certain floating rate certificates. However, the fund will only invest in securities with a structure that nationally recognized bond counsel has concluded allows for the pass-through of tax-exempt interest to investors.

Securities With Credit Enhancements Securities purchased by the fund can have the features described below. The fund may consider credit enhancement when determining the credit quality, liquidity, or maturity of an investment.

Letters of Credit Letters of credit are issued by a third party, usually a bank, to enhance liquidity and ensure repayment of principal and any accrued interest if the underlying municipal security should default.

Municipal Bond Insurance The funds may purchase insured bonds from time to time. Municipal bond insurance provides an unconditional and irrevocable guarantee that the insured bond’s principal and interest will be paid when due. Insurance does not guarantee the price of the bond. The guarantee is purchased from a private, nongovernmental insurance company.

There are two types of insured securities that may be purchased by the funds: (1) bonds carrying new issue insurance or (2) bonds carrying secondary insurance. New issue insurance is purchased by the issuer of a bond in an effort to improve the bond’s credit rating. By meeting the insurer’s standards and paying an insurance premium based on the bond’s principal and interest value, the issuer may be able to obtain a higher credit rating for the bond. The credit rating assigned to an insured municipal bond will usually reflect the financial strength of the issuer or insurer, whichever is higher. Once purchased, municipal bond insurance cannot be canceled, and the protection it affords continues as long as the bonds are outstanding and the insurer remains solvent.

The funds may also purchase bonds that carry secondary insurance purchased by an investor after a bond’s original issuance. Such policies insure a security for the remainder of its term. Generally, the funds expect that portfolio bonds carrying secondary insurance will have been insured by a prior investor. However, the funds may, on occasion, purchase secondary insurance on their own behalf.

Each of the municipal bond insurance companies has established reserves to cover estimated losses. Both the method of establishing these reserves and the amount of the reserves vary from company to company. The risk that a municipal bond insurance company may experience a claim extends over the life of each insured bond. Municipal bond insurance companies are obligated to pay a bond’s interest and principal when due if the issuing entity defaults on the insured bond. Defaults on insured municipal bonds have been fairly low to date, but certain of these insurers’ ratings have been downgraded and they are no longer insuring newly issued bonds. It is possible that there could be additional insurer downgrades and that default rates on insured bonds could increase substantially, which could further deplete an insurer’s loss reserves and adversely affect the ability of a municipal bond insurer to pay claims to holders of insured bonds, such as the funds. The inability of an insurer to pay a particular claim, or a downgrade of the insurer’s rating, could adversely affect the values of all the bonds it insures despite the quality of the underlying issuer. The number of municipal bond insurers is relatively small and, therefore, a significant amount of a municipal bond fund’s assets may be insured by a single insurer.

Standby Purchase Agreements A standby purchase agreement is a liquidity facility provided to pay the purchase price of bonds that cannot be remarketed. The obligation of the liquidity provider (usually a bank) is only to advance funds to purchase tendered bonds that cannot be remarketed and does not cover principal or interest under any other circumstances. The liquidity provider’s obligations under the standby purchase agreement are usually subject to numerous conditions, including the continued creditworthiness of the underlying borrower.

When-Issued Securities

New issues of municipal securities are often offered on a when-issued basis; that is, delivery and payment for the securities normally takes place 15 to 45 days or more after the date of the commitment to purchase. The payment obligation and the interest rate that will be received on the securities are each fixed at the time the buyer enters into the commitment. The funds will only make a commitment to purchase such securities with the intention of actually acquiring the securities. However, the funds may sell these securities before the settlement date if it is deemed advisable as a matter of investment strategy. Each fund will maintain cash, high-grade marketable debt securities, or other suitable cover with its custodian bank equal in value to commitments for when-issued securities. Such securities either will mature or, if necessary, be sold on or before the settlement date. Securities purchased on a when-issued basis and the securities held in the funds’ portfolios are subject to changes in market value based upon the public perception of the creditworthiness of the issuer and changes in the level of interest rates (which will generally result in similar changes in value, i.e., both experiencing appreciation when interest rates decline and depreciation when interest rates rise). Therefore, to the extent the funds remain fully invested or almost fully invested at the same time that they have purchased securities on a when-issued basis, there will be greater fluctuations in their net asset value than if they solely set aside cash to pay for when-issued securities. In the case of the retail or government money market funds, this could increase the possibility that the market value of the funds’ assets could vary from $1.00 per share. In addition, there will be a greater potential for the realization of capital gains, which are not exempt from federal income tax. When the time comes to pay for when-issued securities, the funds will meet their obligations from then-available cash flow, sale of securities, or—although it would not normally expect to do so—from sale of the when-issued securities themselves (which may have a value greater or less than the payment obligation).

Forwards

In some cases, the funds may purchase bonds on a when-issued basis with longer-than-standard settlement dates, in some cases exceeding one to two years. In such cases, the funds must execute a receipt evidencing the obligation to purchase the bond on the specified issue date and must segregate cash internally to meet that forward commitment. Municipal “forwards” typically carry a substantial yield premium to compensate the buyer for the risks associated with a long when-issued period, including: shifts in market interest rates that could materially impact the principal value of the bond, deterioration in the credit quality of the issuer, loss of alternative investment options during the when-issued period, changes in tax law or issuer actions that would affect the exempt interest status of the bonds and prevent delivery, failure of the issuer to complete various steps required to issue the bonds, and limited liquidity for the buyer to sell the escrow receipts during the when-issued period.

Residual Interest Bonds

Residual interest bonds are a type of high-risk derivative. The funds may purchase municipal bond issues that are structured as two-part, residual interest bond and variable rate security offerings. The issuer is obligated only to pay a fixed amount of tax-free income that is to be divided among the holders of the two securities. The interest rate for the holders of the short-term, variable rate securities will typically be determined by an index or auction process held approximately every seven to 35 days while the long-term bondholders will receive all interest paid by the issuer minus the amount given to the variable rate security holders and a nominal auction fee. Therefore, the coupon of the residual interest bonds, and thus the income received, will move inversely with respect to short-term, 7- to 35-day tax-exempt interest rates. There is no assurance that the auction will be successful and that the variable rate security will provide short-term liquidity. The issuer is not obligated to provide such liquidity. In general, these securities offer a significant yield advantage over standard municipal securities, due to the uncertainty of the shape of the yield curve (i.e., short-term versus long-term rates) and consequent income flows, but they tend to be more volatile than other municipal securities of similar maturity and credit quality.

Unlike many adjustable rate securities, residual interest bonds are not necessarily expected to trade at par and in fact present significant market risks. In certain market environments, residual interest bonds may carry substantial premiums, trade at deep discounts, or have limited liquidity. Residual interest bonds entail varying degrees of leverage, which could result in greater volatility and losses greater than investing directly in the underlying municipal bond.

The funds may invest in other types of derivative instruments as they become available.

For the purpose of the funds’ investment restrictions, the identification of the “issuer” of municipal securities that are not general obligation bonds is made by T. Rowe Price, on the basis of the characteristics of the obligation as described previously, the most significant of which is the source of funds for the payment of principal and interest on such securities.

There are, of course, other types of securities that are or may become available that are similar to the foregoing, and the funds may invest in these securities.

Adjustable Rate Securities

Generally, the maturity of a security is deemed to be the period remaining until the date (noted on the face of the instrument) on which the principal amount must be paid or, in the case of an instrument called for redemption, the date on which the redemption payment must be made. However, certain securities may be issued with demand features or adjustable interest rates that are reset periodically by predetermined formulas or indexes in order to minimize movements in the principal value of the investment in accordance with Rule 2a-7 under the 1940 Act. Such securities may have long-term maturities but may be treated as a short-term investment under certain conditions. Generally, as interest rates decrease or increase, the potential for capital appreciation or depreciation on these securities is less than for fixed rate obligations. These securities may take a variety of forms, including variable rate, floating rate, and put option securities.

Many financial instruments had used a floating rate based on the LIBOR, which is the offered rate for short-term Eurodollar deposits between major international banks. A fund may be exposed to financial instruments that are tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The publication of all settings of British Pound Sterling, Swiss Franc, Euro and Japanese Yen LIBOR, as well as the 1-week and 2-month settings of U.S. Dollar (USD) LIBOR were phased out at the end of 2021. The remaining settings of USD LIBOR, the 1-, 3-, and 6- month settings of USD LIBOR which are the most widely used in financial markets, ceased to be published as of June 2023

(although a synthetic USD LIBOR rate for these settings will continue to be published through September 2024). Key regulators instructed banking institutions to cease entering into new contracts that reference these remaining USD LIBOR settings after December 31, 2021, subject to certain limited exceptions.

On December 16, 2022, the Federal Reserve Board adopted regulations implementing the Adjustable Interest Rate Act by identifying benchmark rates based on Secured Overnight Financing Rate (SOFR) that replaced LIBOR in different categories of financial contracts beginning July 1, 2023. These regulations apply only to LIBOR contracts governed by U.S. law, among other limitations.

Neither the effect of the LIBOR transition process nor its ultimate success can yet be known. Not all existing LIBOR-based instruments may have alternative rate-setting provisions and there remains uncertainty regarding the willingness and ability of issuers to add alternative rate-setting provisions in certain existing instruments. Parties to contracts, securities or other instruments using LIBOR may disagree on transition rates or the application of applicable transition regulation, potentially resulting in uncertainty of performance and the possibility of litigation. The fund may have investments linked to other interbank offered rates that may also cease to be published in the future.

Variable Rate Securities Variable rate instruments are those whose terms provide for the adjustment of their interest rates on set dates and which, upon such adjustment, can reasonably be expected to have a market value that approximates its par value. A variable rate instrument, the principal amount of which is scheduled to be paid in 397 days or less, is deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate. A variable rate instrument that is subject to a demand feature entitles the purchaser to receive the principal amount of the underlying security or securities.

Forward Commitment Contracts

The price of such securities, which may be expressed in yield terms, is fixed at the time the commitment to purchase is made, but delivery and payment take place at a later date. Normally, the settlement date occurs within 90 days of the purchase for when-issued securities, but may be substantially longer for forwards. During the period between purchase and settlement, no payment is made by the funds to the issuer and no interest accrues to the funds. The purchase of these securities will result in a loss if their values decline prior to the settlement date. This could occur, for example, if interest rates increase prior to settlement. The longer the period between purchase and settlement, the greater the risks. At the time the funds make the commitment to purchase these securities, it will record the transaction and reflect the value of the security in determining its net asset value. The funds will cover these securities by maintaining cash, liquid, high-grade debt securities, or other suitable cover as permitted by the SEC, with its custodian bank equal in value to its commitments for the securities during the time between the purchase and the settlement. Therefore, the longer this period, the longer the period during which alternative investment options are not available to the funds (to the extent of the securities used for cover). Such securities either will mature or, if necessary, will be sold on or before the settlement date.

To the extent the funds remain fully or almost fully invested (in securities with a remaining maturity of more than one year) at the same time they purchase these securities, there will be greater fluctuations in the funds’ net asset value than if the funds did not purchase them.

Real Estate Investment Trusts (REITs)

Investments in REITs may experience many of the same risks involved with investing in real estate directly. These risks include: declines in real estate values; risks related to local or general economic conditions, particularly lack of demand; overbuilding and increased competition; increases in property taxes and operating expenses; changes in zoning laws; heavy cash flow dependency; possible lack of availability of mortgage funds; obsolescence; losses due to natural disasters; condemnation of properties; regulatory limitations on rents and fluctuations in rental income; variations in market rental rates; and possible environmental liabilities. REITs may own real estate properties (Equity REITs) and be subject to these risks directly or may make or purchase mortgages (Mortgage REITs) and be subject to these risks indirectly through underlying construction, development, and long-term mortgage loans that may default or have payment problems.

Equity REITs can be affected by rising interest rates that may cause investors to demand a high annual yield from future distributions, which, in turn, could decrease the market prices for the REITs. In addition, rising interest rates also increase the costs of obtaining financing for real estate projects. Since many real estate projects are dependent upon receiving financing, this could cause the value of the Equity REITs in which the funds invest to decline.

Mortgage REITs may hold mortgages that the mortgagors elect to prepay during periods of declining interest rates, which may diminish the yield on such REITs. In addition, borrowers may not be able to repay mortgages when due, which could have a negative effect on the funds.

Some REITs have relatively small market capitalizations, which could increase their volatility. REITs tend to be dependent upon specialized management skills and have limited diversification, so they are subject to risks inherent in operating and financing a limited number of properties. In addition, when the funds invest in REITs, a shareholder will bear his or her proportionate share of fund expenses and indirectly bear similar expenses of the REITs. REITs depend generally on their ability to generate cash flow to make distributions to shareholders. Certain REITs may be able to pay up to 90% of their dividends in the form of stock instead of cash. Even if a fund receives all or part of a REIT distribution in stock, the fund will still be deemed to have received 100% of the distribution in cash and the entire distribution will be part of the fund’s taxable income. In addition, both Equity and Mortgage REITs are subject to the risks of failing to qualify for tax-free status of income under the Code or failing to maintain their exemptions from the 1940 Act.

Partnerships

The funds may invest in securities issued by companies that are organized as publicly traded partnerships or master limited partnerships, as well as limited liability companies. These entities may be publicly traded on certain stock exchanges or markets, and are generally operated under the supervision of one or more managing partners or members. Limited partners, unitholders, or members (such as a fund that invests in a partnership) are not usually involved in the day-to-day management of the company, but are allocated income and capital gains associated with the partnership project in accordance with the terms of the partnership or limited liability company agreement.

Risks involved with investing in partnerships include, among other things, risks associated with the partnership structure itself and the specific industry or industries in which the partnership invests (e.g., real estate development, oil, or gas). State law governing partnerships is often less restrictive than state law governing corporations. As a result, there may be fewer legal protections afforded to investors in a partnership than to investors in a corporation. At times, partnerships may potentially offer relatively high yields compared with common stocks. Because partnerships are generally treated as “pass through” entities for tax purposes, they do not ordinarily pay income taxes but instead pass their earnings on to unitholders (except in the case of some publicly traded partnerships that may be taxed as corporations).

Illiquid Securities

Certain fund holdings may be considered illiquid because they are subject to legal or contractual restrictions on resale and/or because they cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the holding. The determination of the liquidity for a particular holding involves a variety of factors. The sale of illiquid investments may involve substantial delays and additional costs, and a fund may only be able to sell such investments at prices significantly lower than what they believe they are worth.

Illiquid investments may include private placements that are sold directly to a small number of investors, usually institutions, and may have resale restrictions. Certain restricted securities may be sold only in privately negotiated transactions or in a public offering with respect to which a registration statement is in effect under the 1933 Act. Where registration is required, the fund may be obligated to pay all or part of the registration expenses, and a considerable period may elapse between the time of the decision to sell and the time the fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the fund might obtain a less favorable price than that which prevailed when it decided to sell. Restricted securities will be priced at fair value.

Notwithstanding the above, the funds may purchase securities that, while privately placed, are eligible for purchase and sale under Rule 144A under the 1933 Act. This rule permits certain qualified institutional buyers, such as the funds, to trade in privately placed securities even though such securities are not registered under the 1933 Act. The liquidity and value of these securities are monitored based on a variety of factors.

All Funds (Other Than the Money Market Funds)

Investments in Other Investment Companies

The funds may invest in other investment companies , which include unit investment trusts, mutual funds, exchange-traded funds, closed-end funds, and investment companies that have elected to be treated as a business development company (commonly referred to as a BDC) under the 1940 Act. Investments in other investment companies could allow a fund to obtain the benefits of a more diversified portfolio than might otherwise be available through derivatives or direct investments in a particular asset class and will subject the fund to the risks associated with the particular asset class or asset classes in which the underlying fund invests.

The funds may purchase shares of another investment company to temporarily gain exposure to a portion of the market while awaiting purchase of securities or as an efficient means of gaining exposure to a particular asset class. The funds might also purchase shares of another investment company to gain exposure to the securities in the investment company’s portfolio at times when the fund may not be able to buy those securities directly. Any investment in another investment company would be consistent with a fund’s objective(s) and investment program.

Investing in another investment company involves risks similar to those of investing directly in the investment company’s portfolio securities, including the risk that the values of the portfolio securities may fluctuate due to changes in the financial condition of the securities’ issuers and other market factors. An investment company may not achieve its investment objective or execute its investment strategy effectively, which may adversely affect the fund’s performance. In addition, because listed closed-end funds trade on a stock exchange or in the OTC market and ETFs trade on a securities exchange, their shares may trade at a substantial premium or discount to the actual net asset value of its portfolio securities, and their potential lack of liquidity if an active trading market does not exist could result in greater volatility.

Investments in Unaffiliated Investment Companies If a fund invests in an investment company that is not sponsored by T. Rowe Price, the fund must pay its proportionate share of that investment company’s fees and expenses, which are in addition to the management fee and other operational expenses incurred by the fund. The expenses associated with certain investment companies, such as BDCs, may be significant. The fund could also incur a sales charge or redemption fee in connection with purchasing or redeeming shares of an investment company.

A Price Fund’s investments in non-T. Rowe Price investment companies are subject to the limits and conditions that apply to such investments under the 1940 Act.

Investments in Affiliated Investment Companies The funds may also invest in other Price Funds as a means of gaining efficient and cost-effective exposure to specific asset classes, provided the investment is consistent with an investing fund’s investment program and policies. A fund will invest in a Z Class of another Price Fund if such an investment is permitted. If a Z Class is not available or the fund is not eligible to invest in a Z Class, to ensure that the fund does not incur duplicate management fees as a result of its investment in another Price Fund, the management fee paid by the investing fund will be reduced in an amount sufficient to offset the fees paid by the underlying fund related to the investment.

Investments in Hedge Funds Investments in hedge funds may be used to gain exposure to certain asset classes. Hedge funds are not subject to the same regulatory requirements as the funds and other registered investment companies, and an investing fund may not be able to rely on the protections under the 1940 Act that are available to investors in registered investment companies.

There are often advance notice requirements and withdrawal windows that limit investors’ ability to readily redeem shares of a hedge fund. If a hedge fund were to engage in activity deemed inappropriate by a fund or pursue a different strategy than the fund was led to believe, the fund may not be able to withdraw its investment in a hedge fund promptly after a decision has been made to do so, causing the fund to incur a significant loss and adversely affect its total return.

Hedge funds are not required to provide periodic pricing or valuation information to investors, and such funds often engage in leveraging, short-selling, commodities investing, and other speculative investment practices that are not fully disclosed and may increase the risk of investment loss. Their underlying holdings and investment strategies are not as transparent to investors or typically as diversified as those of traditional open-end funds; therefore, an investing fund is unable to look through to the hedge fund’s underlying investments in determining compliance with its own investment restrictions.

For the various reasons cited above, investments in a hedge fund are generally considered illiquid by an investing fund. Valuations of illiquid investments involve various judgments and consideration of factors that may be subjective, and there is a risk that inaccurate valuations of hedge fund positions could adversely affect the stated value of the fund. Fund investors should be aware that situations involving uncertainties as to the valuation of portfolio positions could have an adverse effect on the fund’s net assets, which, in turn, would affect amounts paid on redemptions of fund shares if the judgments made regarding appropriate valuations should be proven incorrect. If the net asset value of a fund is not accurate, purchasing or redeeming shareholders may pay or receive too little or too much for their shares and the interests of remaining shareholders may become overvalued or diluted.

DERIVATIVES

The funds may use derivatives whose characteristics are consistent with the funds’ investment programs. A derivative is a financial instrument that has a value based on—or “derived from”—the value of other assets (such as stocks), reference rates, or indexes. Specifically, derivatives and derivative transactions means: (1) any swap, security-based swap (including a contract for differences), futures contract, forward contract, option, any combination of the foregoing, or any similar instrument under which a fund is or may be required to make any payment or delivery of cash or other assets during the life of the instrument or at maturity or early termination, whether as margin or settlement payment or otherwise; (2) any short sale borrowing; and (3) reverse repurchase agreements and similar financing transactions, for those funds that choose to treat these transactions as derivatives transactions, as permitted by regulation. Options, futures, swaps, and currency forwards are discussed further below.

Exchange-traded derivatives are traded via specialized derivatives exchanges, securities exchanges, or both. The exchange acts as an intermediary to the transactions and the terms for each type of contract are generally standardized. Some derivatives are traded through a central clearing counterparty. Certain derivatives are entered into or traded on the OTC market. OTC derivatives are traded between two parties directly without going through a regulated exchange. The terms of the contract are subject to negotiation by the parties to the contract.

The funds may use derivatives for a variety of purposes and may use them to establish both long and short positions within the portfolio. Potential uses include, but are not limited to, the following: adjusting duration; managing or establishing exposure to interest rates, cash market securities, currency exchange rates, or credit quality; investing in broad segments of the market or certain asset classes with greater efficiency and at a lower cost than is possible through direct investment; enhancing income; improving risk-adjusted returns; expressing positive or negative views on a particular issuer, country, or currency; and managing cash flows into and out of a fund and maintaining liquidity while remaining invested in the market. The funds may use derivatives to take a short position in a currency, which allows a fund to sell a currency in excess of the value of its holdings denominated in that currency or to sell a currency even if it does not hold any assets denominated in the currency. The funds may also use derivatives to take short positions with respect to their exposure to a particular issuer, country, or market. For example, a fund could sell futures contracts on a particular index where the value of the futures contract exceeds the value of the bonds or stocks represented in the index that are held by the fund, or the fund could sell futures or enter into interest rate swaps with respect to a particular bond market without owning any bonds in that market.

Each fund may use derivatives for hedging and risk management purposes. Hedging is a strategy in which a derivative is used to offset or mitigate risks associated with other fund holdings. Losses on the other investment may be substantially reduced by gains on a derivative that reacts in an opposite manner to market movements.

From time to time, a single order to purchase or sell derivatives (e.g., a futures contract or option thereon) may be made on behalf of a fund and other Price Funds and allocated by the manager across the various funds. Such aggregated orders would be allocated among the fund and the other Price Funds in a manner that is consistent with the allocation policy for the funds, which seeks to make such allocations in a fair and nondiscriminatory manner over time.

Risk Factors in Derivatives

Derivatives can be volatile, have lower overall liquidity, involve a higher risk of loss than other investment instruments, and involve significant risks, including:

• Correlation Risk Changes in the value of a derivative will not match the changes in the value of its reference asset or the portfolio holdings that are being hedged or of the particular market or security to which the fund seeks exposure.

• Counterparty Risks Certain OTC derivatives are subject to counterparty risk, whereas the risk of default for exchange-traded derivatives is assumed by the exchange’s clearinghouse and its member firms. Counterparty risk is the risk that a party to an OTC derivative contract may fail to perform or be legally unable to perform on its obligations. A loss may be sustained as a result of the insolvency or bankruptcy of the counterparty, the failure of the counterparty to make required payments or comply with the terms of the contract, and other reasons affecting the counterparty, such as changes in law and imposition of currency controls. In the event of insolvency of the counterparty, a fund may be unable to liquidate, settle, or transfer a derivatives position. Because derivatives traded in OTC markets are not guaranteed by an exchange or, in most cases, a clearing corporation and may not, in some cases, require the counterparty to post margin to the fund to secure its obligations (although margin will generally be required), to the extent that a fund has unrealized gains in such instruments or has deposited collateral with its counterparty, the fund is at risk that its counterparty will become bankrupt or otherwise fail to honor its obligations. The Price Funds attempt to minimize these risks by engaging in transactions in derivatives traded in OTC markets only with financial institutions that have substantial capital or that have provided the fund with a third-party guaranty or other credit enhancement or margin that is held at the custodian for the Price Funds (or at the futures commodity merchant for futures contracts).

• Credit Event Risks The counterparty in a derivative transaction may be unable to honor its financial obligation to a fund, or the reference entity in a credit default swap or similar derivative will not be able to honor its financial obligations.

• Currency Risks For certain types of currency-related derivatives, changes in the exchange rate between two currencies will adversely affect the value (in U.S. dollar terms) of an investment and could cause losses on the investment.

• Hedging Risks A fund’s hedging techniques may not result in the anticipated results. When using derivatives for hedging and risk management purposes, losses on other investment may be substantially reduced by gains on a derivative that reacts in an opposite manner to market movements. While hedging can reduce losses, it can also reduce or eliminate gains or cause losses if the market moves in a manner different from that anticipated by the fund or if the cost of the derivative outweighs the benefit of the hedge. There is also a risk of loss by a fund of margin deposits or collateral posted by the fund to the counterparty in the event of bankruptcy of a counterparty with which the fund has an open position. There can be no assurance that a fund’s hedging strategies will be effective.

• Illiquidity Risk Derivative positions may be (or become) difficult or impossible to exit at the time that the fund would like or at a price that the fund believes the derivative is currently worth.

• Index Risk If a derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index. If the index changes, a fund could receive lower interest payments or experience a reduction in the value of the derivative below the level that the fund paid. Certain indexed securities, including inverse securities (which move in an opposite direction to the index), may create leverage to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.

• Leverage Risks Certain types of investments or trading strategies (such as, for example, borrowing money to increase the amount of investments) involve the risk that relatively small market movements may result in large changes in the value of an investment. Certain derivatives and trading strategies that involve leverage can result in losses that greatly exceed the amount originally invested.

• Management Risk There can be no assurance that the investment adviser’s use of an instrument, if employed, will be successful. There can also be no assurance that a fund’s hedging or speculation strategies will be effective. No fund is required to engage in hedging or speculative transactions. If the investment adviser incorrectly forecasts interest rates, market values or other economic factors in using a derivatives strategy, the fund might have been in a better position if it had not entered into the transaction at all.

• Regulatory Risk New regulation of derivatives may make them more costly, may limit their availability, or may otherwise affect their value or performance.

The funds comply with Rule 18f-4 under the 1940 Act governing the use of derivatives by registered investment companies that, depending on the extent of its use of derivatives, include (as applicable) the adoption and implementation of policies and procedures designed to manage the fund’s derivatives risks, recordkeeping and reporting requirements, compliance with a limit on the amount of leverage-related risk that the fund may obtain based on value-at-risk and maintaining a derivatives risk management program and designating a derivatives risk manager.

Funds with derivatives exposure that is generally more than 10% of net assets have adopted and implemented a derivatives risk management program to manage the funds’ derivatives risks, have limits on the amount of leverage-related risk that the funds may obtain based on value-at-risk, and are subject to board oversight, among other requirements. “Limited derivatives users” are funds with gross notional derivatives exposure (with certain exceptions) of 10% of its net assets or less. Limited derivatives users have adopted derivatives risk policies and procedures.

Under Rule 18f-4, when a fund trades reverse repurchase agreements or similar financing transactions, it needs to aggregate the amount of indebtedness associated with the reverse repurchase agreements or similar financing transactions with the aggregate amount of any other senior securities representing indebtedness (e.g., borrowings, if applicable) when calculating the fund’s asset coverage ratio or treat all such transactions as derivatives transactions. In addition, under the rule, a fund may invest in a security on a when-issued or forward-settling basis, or with a non-standard settlement cycle, and the transaction will be deemed not to involve a senior security (as defined in Section 18(g) of the 1940 Act) under specified conditions. A fund may otherwise engage in when-issued, forward-settling and non-standard settlement cycle securities transactions that do not meet the conditions so long as the fund treats any such transaction as a derivatives transaction for purposes of compliance with the rule. Furthermore, under the rule, a fund will be permitted to enter into an unfunded commitment agreement, and such unfunded commitment agreement will not be subject to the asset coverage requirements under the 1940 Act under specified conditions. Unfunded commitments are contractual obligations pursuant to which a fund agrees to invest in a loan at a future date.

These requirements may limit the ability of the funds to use derivatives, short sales, reverse repurchase agreements and similar financing transactions, and the other relevant transactions as part of its investment strategies. These requirements also may increase the cost of the fund’s investments and cost of doing business, which could adversely affect investors.

• Valuation Risk Derivatives that are not traded on an exchange may not have a widely agreed-upon valuation. In addition, some derivatives may be customized for the fund and may include complex features; thus, without comparable instruments to compare for pricing purposes, they may be difficult to value.

Options

The funds may buy or sell listed (also known as exchange-traded) or OTC options on securities, futures, swaps, commodities, and other instruments.

Writing Call Options A call option gives the holder (buyer) the right to purchase, and the writer (seller) the obligation to sell a security or currency at a specified price (the exercise price) at expiration of the option (European style) or at any time prior to the expiration date (American style). Options may be settled physically, meaning that the writer or seller must deliver the referenced securities, currency, or commodities to the buyer in exchange for the exercise price, or options may be cash settled, which means that the writer or seller must deliver to the buyer cash equal to the difference between the referenced price level of the security, currency, or commodity and the exercise price. The funds are authorized to write covered call options on the securities or instruments in which they may invest. A covered call option is an option in which a fund, in return for a premium, gives another party a right to buy specified instruments owned by the fund at (or by) a specified future date and price set at the time of the contract. The principal reason for writing covered call options is the attempt to realize, through the receipt of premiums, a greater return than would be realized by only owning the underlying asset. By writing covered call options, a fund gives up the opportunity, while the option is in effect, to profit from any price increase in the underlying security above the option exercise price. In addition, a fund’s ability to sell the underlying security will be limited while the option is in effect unless the fund enters into a closing purchase transaction or the option is cash settled. A closing purchase transaction cancels out a fund’s position as the writer of an option by means of an offsetting purchase of an identical option prior to the expiration of the option it has written. Unlike owning securities, currencies, or other commodities that are not subject to an option, the funds have no control over when they may be required to sell the underlying securities, currencies, or commodities, since they may be assigned an exercise notice at any time prior to the expiration of its obligation as a writer. If a call option a fund has written expires, the fund will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the underlying security, currency, or commodity during the option period. If the call option is exercised, the fund will realize a gain or loss from the sale of the underlying security or currency. Covered call options also serve as a partial hedge to the extent of the premium received against the price of the underlying security declining.

A fund is also permitted to write (i.e., sell) uncovered call options on securities or instruments in which it may invest but that are not currently held by the fund provided the fund operates in compliance with Rule 18f-4 under the 1940 Act. The principal reason for writing uncovered call options is to realize income without committing capital to the ownership of the underlying securities or instruments. When writing exchanged-traded uncovered call options, a fund must deposit and maintain sufficient margin with the broker-dealer through which it made the uncovered call option as collateral to ensure that the securities can be purchased for delivery if and when the option is exercised. During periods of declining securities prices or when prices are stable, writing uncovered calls can be a profitable strategy to increase a fund’s income with minimal capital risk. Uncovered calls are riskier than covered calls because there is no underlying security held by a fund that can act as a partial hedge.

Uncovered calls have speculative characteristics and the potential for loss by the writer of the option is unlimited. When an uncovered call is exercised, a fund must purchase the underlying security or currency to meet its call obligation. There is also a risk, especially with respect to call options written on preferred and debt securities with lower overall liquidity, that the securities may not be available for purchase. If the purchase price exceeds the exercise price, a fund will lose the difference.

Index options are option contracts in which the underlying value is based on the value of a particular securities index. As the seller of an index call option, the fund receives a premium from the purchaser. The purchaser of an index call option has the right to any appreciation in the value of the index over a fixed price (the exercise price) by the expiration date of the option. If the purchaser does not exercise the option, the fund retains the premium. If the purchaser exercises the option, the fund pays the purchaser the difference between the value of the index and the exercise price of the option. The premium, the exercise price, and the value of the index determine the gain or loss realized by the fund as the seller of the index call option. The fund can also repurchase the call option prior to the expiration date, thereby ending its obligation. In this case, the difference between the cost of repurchasing the option and the premium received will determine the gain or loss realized by the fund.

The premium received represents the market value of an option. The premium the funds will receive from writing a call option will reflect, among other things, the current market price of the underlying security or currency, the relationship of the exercise price to such market price, the historical price volatility of the underlying security or currency, and the length of the option period. T. Rowe Price, in determining whether a particular call option should be written on a particular security or currency, will consider the reasonableness of the anticipated premium and the likelihood that a liquid secondary market will exist for those options. The premium received by the funds for writing covered call options will be recorded as a liability of the funds. This liability will be adjusted daily to the option’s current market value, which will be the latest sale price on its primary exchange at the time at which the net asset values per share of the funds are computed (close of the New York Stock Exchange (NYSE), normally 4 p.m. ET) or, in the absence of such sale, the mean of closing bid and ask prices. The option will be terminated upon expiration of the option, the purchase of an identical option in a closing transaction, or delivery of the underlying security or currency upon the exercise of the option.

Closing transactions will be effected in order to realize a profit on an outstanding call option, to prevent an underlying security or currency from being called, or to permit the sale of the underlying security or currency. Furthermore, effecting a closing transaction will permit the funds to write another call option on the underlying security or currency with either a different exercise price, expiration date, or both. If the funds desire to sell a particular security or currency from their portfolios on which they have written a call option or purchased a put option, they will seek to effect a closing transaction prior to, or concurrently with, the sale of the security or currency. There is, of course, no assurance that the funds will be able to effect such closing transactions at favorable prices. If the funds cannot enter into such a transaction, they may be required to hold a security or currency that they might otherwise have sold. This could result in higher transaction costs. The funds will pay transaction costs in connection with the writing of options to close out previously written options. Such transaction costs are normally higher than those applicable to purchases and sales of portfolio securities.

The exercise price of the options may be below, equal to, or above the current market values of the underlying securities or currencies at the time the options are written. From time to time, the funds may purchase an underlying security or currency for delivery in accordance with an exercise notice of a call option assigned to it, rather than delivering such security or currency from their portfolios. In such cases, additional costs may be incurred.

The funds will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more than the premium received from the writing of the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security or currency, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security or currency owned by the funds.

Writing Put Options A put option gives the purchaser of the option the right to sell and the writer (seller) the obligation to buy the underlying security, currency, or index at the exercise price during the option period (American style) or at the expiration of the option (European style). As long as the obligation of the writer (i.e., the fund) continues, it may be assigned an exercise notice by the broker-dealer through which such option was sold, requiring the fund to make payment of the exercise price against delivery of the underlying security or currency. The operation of put options in other respects, including their related risks and rewards, is substantially identical to that of call options.

Each fund has authority to write put options on the types of securities or instruments that may be held by the fund. A fund will receive a premium for writing a put option, which increases the fund’s return.

A fund would generally write covered put options in circumstances where T. Rowe Price wishes to purchase the underlying security or currency for the fund’s portfolios at a price lower than the current market price of the security or currency. In such circumstances, the funds would write a put option at an exercise price that, reduced by the premium received on the option, reflects the lower price it is willing to pay. Since the fund would also receive interest on debt securities or currencies maintained to cover the exercise price of the option, this technique could be used to enhance current return during periods of market uncertainty. The risk in such a transaction would be that the market price of the underlying security or currency would decline below the exercise price, less the premiums received. Such a decline could be substantial and result in a significant loss to the fund. In addition, because the fund does not own the specific securities or currencies which it may be required to purchase in exercise of the put, it cannot benefit from appreciation, if any, with respect to such specific securities or currencies.

The funds are also authorized to write (i.e., sell) uncovered put options on instruments in which they may invest but the fund does not currently have a corresponding short position or has not deposited as collateral cash equal to the exercise value of the put option with the broker-dealer through which it made the uncovered put option. The principal reason for writing uncovered put options is to receive premium income and to acquire such securities or instruments at a net cost below the current market value. A fund has the obligation to buy the securities or instruments at an agreed-upon price if the price of the securities or instruments decreases below the exercise price. If the price of the securities or instruments increases during the option period, the option will expire worthless and a fund will retain the premium and will not have to purchase the securities or instruments at the exercise price.

The premium received by the funds for writing put options will be recorded as a liability of the funds. This liability will be adjusted daily to the option’s current market value, which will be the latest sale price on its primary exchange at the time at which the net asset value per share of the funds is computed or, in the absence of such sale, the mean of the closing bid and ask prices.

Purchasing Put Options The funds may purchase American or European style put options. As the holder of a put option, the funds have the right to sell the underlying security or currency at the exercise price at any time during the option period (American style) or at the expiration of the option (European style). The funds may enter into closing sale transactions with respect to such options, exercise them, or permit them to expire.

The funds may purchase a put option on an underlying security or currency (a “protective put”) owned by the funds as a defensive technique in order to protect against an anticipated decline in the value of the security or currency. Such hedge protection is provided only during the life of the put option when the funds, as holder of the put option, are able to sell the underlying security or currency at the put exercise price regardless of any decline in the underlying security’s market price or currency’s exchange value. For example, a put option may be purchased in order to protect unrealized appreciation of a security or currency where T. Rowe Price deems it desirable to continue to hold the security or currency because of tax considerations. The premium paid for the put option and any transaction costs would reduce any capital gain otherwise available for distribution when the security or currency is eventually sold.

The funds may also purchase put options at a time when they do not own the underlying security or currency. By purchasing put options on a security or currency they do not own, the funds seek to benefit from a decline in the market price of the underlying security or currency. If the put option is not sold when it has remaining value and if the market price of the underlying security or currency remains equal to or greater than the exercise price during the life of the put option, the funds will lose their entire investment in the put option. In order for the purchase of a put option to be profitable, the market price of the underlying security or currency must decline sufficiently below the exercise price to cover the premium and transaction costs, unless the put option is sold in a closing sale transaction.

Purchasing Call Options The funds may purchase American or European style call options. As the holder of a call option, the funds have the right to purchase the underlying security or currency at the exercise price at any time during the option period (American style) or at the expiration of the option (European style). The funds may enter into closing sale transactions with respect to such options, exercise them, or permit them to expire.

Call options may be purchased by the funds for the purpose of acquiring the underlying securities or currencies for their portfolios. Utilized in this fashion, the purchase of call options enables the funds to acquire the securities or currencies at the exercise price of the call option plus the premium paid. At times, the net cost of acquiring securities or currencies in this manner may be less than the cost of acquiring the securities or currencies directly. This technique may also be useful to the funds when seeking to purchase a large block of securities or currencies that would be difficult to acquire by direct market purchases. As long as a fund holds such a call option, rather than the underlying security or currency itself, the fund is partially protected from any unexpected decline in the market price of the underlying security or currency and in such event could allow the call option to expire, incurring a loss only to the extent of the premium paid for the option.

The funds may also purchase call options on underlying securities or currencies they own in order to protect unrealized gains on call options previously written by them. A call option would be purchased for this purpose where tax considerations make it inadvisable to realize such gains through a closing purchase transaction. Call options may also be purchased at times to avoid realizing losses.

The funds may engage in transactions involving dealer (OTC) options. Certain risks, including credit risk and counterparty risk, are specific to dealer options. While the funds would look to a clearing corporation to exercise exchange-traded options, if the funds were to purchase a dealer option, they would rely primarily on the dealer from whom they purchased the option to perform if the option were exercised. Failure by the dealer to do so could result in the loss of the premium paid by the funds as well as loss of the expected benefit of the transaction.

Exchange-traded options generally have a continuous liquid market, while dealer options could have less or no liquidity. Consequently, the funds will generally be able to realize the value of a dealer option they have purchased only by exercising it or reselling it to the dealer who issued it. Under certain conditions, the funds may also be able to resell or assign a purchased dealer option to another dealer on substantially the same terms. Similarly, when the funds write a dealer option, unless they can assign the option to another dealer, they generally will be able to close out the option prior to its expiration only by entering into a closing purchase transaction with the dealer to which the funds originally wrote the option. While the funds will seek to enter into dealer options only with dealers who will agree to and are expected to be capable of entering into closing transactions with the funds, there can be no assurance that the dealers will consent to the closing transaction nor is it assured that the funds will realize a favorable price. Until a fund, as a covered dealer call option writer, is able to effect a closing purchase transaction, they will not be able to liquidate securities (or other assets) or currencies used as cover until the option expires or is exercised. In the event of insolvency of the counterparty, the funds may be unable to liquidate a dealer option. With respect to options written by the funds, the inability to enter into a closing transaction may result in material losses to the funds.

Special Risks Associated With Options There are several risks associated with transactions in options on securities and indexes. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. In addition, a liquid secondary market for particular options, whether traded OTC or on an exchange may be absent for reasons that include the following: There may be insufficient trading interest in certain options; restrictions may be imposed by an exchange on opening transactions or closing transactions or both; trading halts, suspensions, or other restrictions may be imposed with respect to particular classes or series of options or underlying securities; unusual or unforeseen circumstances may interrupt normal operations on an exchange; the facilities of an exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading volume; or one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options that had been issued by the Options Clearing Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms. Options on futures, options on swaps, and options on other derivatives instruments involve some of the same considerations and risks as the reference derivative instrument.

Futures Contracts

The funds may enter into futures contracts involving indexes, interest rates, commodities, currencies, and other reference assets (“futures” or “futures contracts”). A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a specific instrument (e.g., units of a stock index) for a specified price, date, time, and place designated at the time the contract is made. Brokerage fees are incurred when a futures contract is bought or sold and margin deposits must be maintained during the term of the contract. Entering into a contract to buy is commonly referred to as buying or purchasing a contract or holding a long position. Entering into a contract to sell is commonly referred to as selling a contract or holding a short position. Futures may involve substantial leverage risk.

The funds will enter into futures contracts that are traded on national (or foreign) futures exchanges and are standardized as to maturity date and underlying financial instrument. Futures exchanges and trading in the United States are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission (CFTC). Although techniques other than the sale and purchase of futures contracts could be used as an alternative to futures contracts, futures contracts are effective and relatively low cost.

Unlike when the funds purchase or sell a security, no price would be paid or received by the funds upon the purchase or sale of a futures contract. Upon entering into a futures contract, and to maintain the funds’ open positions in futures contracts, the funds would be required to deposit in a segregated account with the clearing broker for the futures contract an amount of cash or liquid assets known as “initial margin.” The margin required for a particular futures contract is set by the exchange on which the contract is traded and may be significantly modified from time to time by the exchange during the term of the contract. Futures contracts are customarily purchased and sold on margins that may range upward from less than 5% of the value of the contract being traded.

Futures are valued daily at closing settlement prices. If the price of an open futures contract changes (by increase in the case of a sale or by decrease in the case of a purchase) so that the loss on the futures contract reaches a point at which the margin on deposit does not satisfy margin requirements, the clearing broker will require a payment by the funds (variation margin) to restore the margin account to the amount of the initial margin.

Subsequent payments (mark-to-market payments) to and from the futures clearing broker are made on a daily basis as the price of the underlying assets fluctuates, making the long and short positions in the futures contract more or less valuable. If the value of the open futures position increases in the case of a sale or decreases in the case of a purchase, the funds will pay the amount of the daily change in value to the clearing broker. However, if the value of the open futures position decreases in the case of a sale or increases in the case of a purchase, the clearing broker will pay the amount of the daily change in value to the funds.

Although certain futures contracts, by their terms, require actual future delivery of and payment for the underlying instruments, in practice, most futures contracts are usually closed out before the delivery date. Closing out an open futures contract purchase or sale is effected by entering into an offsetting futures contract sale or purchase, respectively, for the same aggregate amount of the identical securities and the same delivery date. If the offsetting purchase price is less than the original sale price, the fund realizes a gain; if it is more, the fund realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price, the fund realizes a gain; if it is less, the fund realizes a loss. The transaction costs must also be included in these calculations. There can be no assurance, however, that the funds will be able to enter into an offsetting transaction with respect to a particular futures contract at a particular time. If the funds are not able to enter into an offsetting transaction, the funds will continue to be required to maintain the margin deposits on the futures contract.

As an example of an offsetting transaction in which the underlying instrument is not delivered, the contractual obligations arising from the sale of one contract of September Treasury bills on an exchange may be fulfilled at any time before delivery of the contract is required (i.e., on a specified date in September, the “delivery month”) by the purchase of one contract of September Treasury bills on the same exchange. In such instance, the difference between the price at which the futures contract was sold and the price paid for the offsetting purchase, after allowance for transaction costs, represents the profit or loss to the funds.

The funds may invest in futures on indexes, such as stock and bond indexes. For example, a stock index assigns relative values to the common stocks included in the index and the index value fluctuates with the changes in the market value of those stocks. Stock index futures are contracts based on the future value of the basket of securities that comprise the underlying stock index. The contracts obligate the seller to deliver and the purchaser to take cash to settle the futures transaction or to enter into an obligation contract. No physical delivery of the securities underlying the index is required when settling the futures obligation and no monetary amount is paid or received by a fund on the purchase or sale of a stock index future. At any time prior to the expiration of the future, a fund may elect to close out its position by taking an opposite position, at which time a final determination of variation margin is made and additional cash is required to be paid by or released to the fund. Any gain or loss is then realized by the fund on the future for tax purposes. Although stock index futures by their terms call for settlement by the delivery of cash, in most cases the settlement obligation is fulfilled without such delivery by entering into an offsetting transaction.

It is possible that hedging activities of funds investing in municipal securities will occur through the use of U.S. Treasury bond futures.

Special Risks of Transactions in Futures The primary risks associated with the use of futures contracts are (a) the imperfect correlation between the change in market value of the instruments held by a fund and the price of the futures contract; (b) possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the investment adviser’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates, and other economic factors; and (e) the risk of loss in the event of bankruptcy of its futures commission merchant.

In addition, the funds are subject to “fellow-customer risk,” which is the risk that one or more customers of a futures commission merchant will default on their obligations and that the resulting losses will be so great that the futures commission merchant will default on its obligations and that margin posted by one customer will be used to cover a loss caused by a different customer.

There are rules that generally prohibit the use of one customer’s funds to meet the obligations of another customer and that limit the ability to use customer margin posted by non-defaulting customers to satisfy losses caused by defaulting customers by requiring the futures commission merchant to use its own funds to meet a defaulting customer’s obligations. While a customer’s loss would likely need to be substantial before other customers would be exposed to fellow-customer risk, these rules nevertheless permit the commingling of margin and do not limit the mutualization of customer losses from investment losses, custodial failures, fraud, or other causes. If the loss is so great that, notwithstanding the application of the futures commission merchant’s own funds, there is a shortfall in the amount of customer funds required to be held in segregation, the futures commission merchant could default and be placed into bankruptcy. In these circumstances, the Bankruptcy Code provides that non-defaulting customers will share pro rata in any shortfall. A shortfall in customer segregated funds may also make the transfer of the accounts of non-defaulting customers to another futures commission merchant more difficult.

Foreign Futures and Options

Participation in foreign futures and foreign options transactions involves the execution and clearing of trades on, or subject to the rules of, a foreign board of trade. Neither the National Futures Association nor any domestic exchange regulates activities of any foreign boards of trade, including the execution, delivery, and clearing of transactions, or has the power to compel enforcement of the rules of a foreign board of trade or any applicable foreign law. This is true even if the exchange is formally linked to a domestic market so that a position taken on the market may be liquidated by a transaction on another market. Moreover, such laws or regulations will vary depending on the foreign country in which the foreign futures or foreign options transaction occurs. For these reasons, when the funds trade foreign futures or foreign options contracts, they may not be afforded certain of the protective measures provided by the Commodity Exchange Act, the CFTC’s regulations, and the rules of the National Futures Association and any domestic exchange, including the right to use reparations proceedings before the CFTC and arbitration proceedings provided by the National Futures Association or any domestic futures exchange. In particular, proceeds derived from foreign futures or foreign options transactions may not be provided the same protections as proceeds derived from transactions on U.S. futures exchanges. In addition, the price of any foreign futures or foreign options contract and, therefore, the potential profit and loss thereon, may be affected by any variance in the foreign exchange rate between the time the funds’ orders are placed and the time they are liquidated, offset, or exercised.

Swap Agreements

The funds may enter into swap agreements with respect to securities, futures, currencies, indices, commodities, and other instruments.

Swap agreements are typically two-party contracts entered into primarily by institutional investors for a specified period of time. In a standard bilateral swap transaction, two parties agree on the terms to exchange the returns (or differentials in rates of return) earned or realized on a particular predetermined index, currency or other investment. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a notional amount, i.e., the dollar amount invested at a particular interest rate or inflation rate, in a particular foreign currency, or in a particular security or basket of securities representing a particular index.

The funds may enter into swap agreements on either a bilateral basis or a cleared basis. In bilateral swap transactions, all aspects of an agreed trade are dealt with directly between the transacting parties and set forth in the agreements between the parties. Each party takes on the risk, known as counterparty risk, that the other party may default at some time during the life of the contract. Collateral for bilateral agreements is exchanged but subject to negotiations between the counterparties. With centralized clearing, the original buyer and seller of a contract are no longer counterparties to each other. The central clearinghouse becomes the buyer to every seller and the seller to every buyer. These trades require daily settlements of margin to act as collateral to mitigate counterparty risk.

The funds may also enter into options on swap agreements (swaptions) on the types of swaps listed above as well as swap forwards. A swaption is a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel, or otherwise modify an existing swap agreement at some designated future time on specified terms. The funds may write (sell) and purchase put and call swaptions. A swap forward is an agreement to enter into a swap agreement at some point in the future, usually in three to six months.

Special Risks of Swaps The use of swap agreements by the funds entails certain risks. Whether a swap agreement will be successful will depend on the adviser’s ability to correctly predict whether certain types of investments are likely to produce greater returns than other investments. Interest rate and currency swaps could result in losses if interest rate or currency changes are not correctly anticipated by the funds. Total return swaps could result in losses if the reference index, security, or other investments do not perform as anticipated by the funds. Credit default swaps could result in losses if the funds do not correctly evaluate the creditworthiness of the company on which the credit default swap is based.

A fund will generally incur a greater degree of risk when it writes a swaption than when it purchases a swaption. When the fund purchases a swaption, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when the fund writes a swaption, it will become obligated, upon exercise of the option, according to the terms of the underlying agreement.

Because swaps are two-party contracts and because they may have terms of greater than seven days, swap agreements may be considered illiquid. Moreover, the funds bear the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The funds will enter into swap agreements only with counterparties that meet certain standards of creditworthiness. Swap agreements also bear the risk that a fund will not be able to meet it payment obligations to the counterparty. Restrictions imposed by the tax rules applicable to regulated investment companies may limit the fund’s abilities to use swap agreements. The swaps market is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the funds’ ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

Interest Rate Swaps, Caps, and Floors In order to hedge the value of a fund’s portfolio against interest rate fluctuations or to enhance a fund’s income, a fund may enter into various transactions, such as interest rate swaps and the purchase or sale of interest rate caps and floors. Interest rate swaps are OTC contracts in which each party agrees to make a periodic interest payment based on an index or the value of an asset in return for a periodic payment from the other party based on a different index or asset. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate floor. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index rises above a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate cap.

A fund expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio or to protect against any increase in the price of securities the fund anticipates purchasing at a later date. A fund generally will use these transactions primarily as a hedge and not as a speculative investment. However, a fund may also invest in interest rate swaps to enhance income or to increase the fund’s yield during periods of steep interest rate yield curves (i.e., wide differences between short-term and long-term interest rates). In an interest rate swap, a fund may exchange with another party their respective commitments to pay or receive interest (e.g., an exchange of fixed rate payments for floating rate payments). For example, if a fund holds a mortgage-backed security with an interest rate that is reset only once each year, it may swap the right to receive interest at this fixed rate for the right to receive interest at a rate that is reset every week. This would enable a fund to offset a decline in the value of the mortgage-backed security due to rising interest rates but would also limit its ability to benefit from falling interest rates. Conversely, if a fund holds a mortgage-backed security with an interest rate that is reset every week and it would like to lock in what it believes to be a high interest rate for one year, it may swap the right to receive interest at this variable weekly rate for the right to receive interest at a rate that is fixed for one year. Such a swap would protect the fund from a reduction in yield due to falling interest rates and may permit the fund to enhance its income through the positive differential between one-week and one-year interest rates, but would preclude it from taking full advantage of rising interest rates.

A fund usually will enter into interest rate swap transactions on a net basis (i.e., the two payment streams are netted against one another with the fund receiving or paying, as the case may be, only the net amount of the two payment streams). Typically the parties with which a fund will enter into interest rate transactions will be broker-dealers and other financial institutions. Certain classes of interest rate swaps are required to be cleared by Derivatives Clearing Organizations registered with the CFTC.

A fund may also enter into opposite sides of multiple interest rate swaps with respect to the same underlying reference instrument where such swaps have different effective dates with respect to interest accrual time periods. Such “paired swap transactions” may generate distributable gains (which may be characterized as ordinary income for tax purposes). In such transactions, the fund would generally enter into one or more interest rate swap agreements in which it would agree to make regular payments starting at the time the fund entered into the agreements and also enter into one or more agreements on the same underlying instrument but take the opposite position. For example, when the fund enters into such an agreement, it could initially exchange floating interest rate payments in return for fixed rate payments (initial leg). It could then enter into a subsequent agreement on the same underlying instrument exchanging fixed rate payments in return or floating interest rate payments (forward leg). The fund may use paired swap transactions to capitalize on differences between short-term and long-term interest rates and to generate current, distributable income even if such transactions could reduce a fund’s NAV. For example, a portion of a fund’s distributions may be sourced from paired swap transactions that produced current distributable ordinary income for tax purposes on the initial leg. The fund could then realize a capital loss on the forward leg to the extent that there is not a corresponding offsetting capital gain from other sources. If a fund generates capital losses without corresponding offsetting capital gains, portions of the fund’s distributions recognized as ordinary income for tax purposes (such as from paired swap transactions) may be economically similar to a taxable return of capital when considered together with such capital losses.

If there is a default by the counterparty to an interest rate swap transaction, a fund will have contractual remedies pursuant to the agreements related to the transaction. Caps and floors, however, have lower overall liquidity than swaps. Certain federal income tax requirements may limit a fund’s ability to engage in certain interest rate transactions. Gains from transactions in interest rate swaps distributed to shareholders will generally be taxable as ordinary income or, in certain circumstances, as long-term capital gains to shareholders.

Credit Default Swap Agreements and Similar Instruments Certain funds may enter into credit default swap agreements and similar agreements and may also buy other credit-linked derivatives. The credit default swap agreement or similar instrument may have as reference obligations one or more securities that are not currently held by a fund.

A fund may be either the buyer or seller in a credit default swap transaction. If a fund is a buyer and no credit event occurs, the fund recovers nothing if the swap is held through its termination date. However, if a credit event occurs, the fund may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference entity that may have little or no value. As a seller, a fund generally receives an upfront payment or a fixed rate of income throughout the term of the swap, which typically is between six months and three years, provided that there is no credit event. If a credit event occurs, generally the seller must pay the buyer the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference entity that may have little or no value.

Credit default swaps and similar instruments involve greater risks than if a fund had invested in the reference obligation directly since, in addition to general market risks, they are subject to illiquidity risk, counterparty risk, and credit risk. A buyer also will lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. There may also be disputes between the buyer and seller of a credit default swap agreement or within the swaps market as a whole as to whether a credit event has occurred or what the payment should be. Such disputes could result in litigation or other delays, and the outcome could be adverse for the buyer or seller. If a credit event were to occur, the value of any deliverable obligation received by the seller, coupled with the up front or periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the fund. When a fund acts as a seller of a credit default swap or a similar instrument, it is exposed to many of the same risks of leverage since, if a credit event occurs, the seller may be required to pay the buyer the full notional value of the contract net of any amounts owed by the buyer related to its delivery of deliverable obligations.

Total Return Swap Agreements Total return swap agreements are contracts in which one party agrees to make periodic payments to another party based on the change in market value of the assets underlying the contract, which may include a specified security, basket of securities, or securities indices during the specified period, in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets. Total return swap agreements may be used to obtain exposure to a security or market without owning or taking physical custody of such security or investing directly in such market. Total return swap agreements may effectively add leverage to the fund’s portfolio because, in addition to its total net assets, the fund would be subject to investment exposure on the notional amount of the swap.

Total return swap agreements are subject to the risk that a counterparty will default on its payment obligations to the fund thereunder. Swap agreements also bear the risk that the fund will not be able to meet its obligation to the counterparty. Generally, the fund will enter into total return swaps on a net basis (i.e., the two payment streams are netted against one another with the fund receiving or paying, as the case may be, only the net amount of the two payment streams).

There are other types of securities that are or may become available that are similar to the foregoing, and the funds may invest in these securities.

Currency Derivatives

The funds may use currency derivatives for a variety of purposes, such as, but not limited to, settling trades in a foreign currency, attempting to protect a fund’s holdings from unfavorable changes in currency exchange rates, enhance returns, and various currency hedging techniques (e.g., gaining exposure to a currency expected to appreciate in value versus other currencies). The currency derivatives may include currency futures, options, or swaps. Currency forwards are described in detail below.

Foreign Exchange Transactions A fund may engage in spot and forward foreign exchange transactions and currency swaps, purchase and sell options on currencies, and purchase and sell currency futures and related options thereon (collectively, “Currency Instruments”) for purposes of hedging against the decline in the value of currencies in which its portfolio holdings are denominated against the U.S. dollar or, with respect to certain funds, to seek to enhance returns. Such transactions could be effected with respect to hedges on foreign dollar-denominated securities owned by a fund, sold by a fund but not yet delivered, or committed or anticipated to be purchased by a fund. As an illustration, a fund may use such techniques to hedge the stated value in U.S. dollars of an investment in a yen-denominated security. In such circumstances, for example, the fund may purchase a foreign currency put option enabling it to sell a specified amount of yen for dollars at a specified price by a future date. To the extent the hedge is successful, a loss in the value of the yen relative to the dollar will tend to be offset by an increase in the value of the put option. To offset, in whole or in part, the cost of acquiring such a put option, the fund may also sell a call option that, if exercised, requires it to sell a specified amount of yen for dollars at a specified price by a future date (a technique called a “straddle”). By selling such a call option in this illustration, the fund gives up the opportunity to profit without limit from increases in the relative value of the yen to the dollar. Straddles of the type that may be used by a fund are considered to constitute hedging transactions.

Forward Foreign Exchange Transactions Forward foreign exchange transactions are OTC contracts to purchase or sell a specified amount of a specified currency or multinational currency unit at a price and future date set at the time of the contract. Spot foreign exchange transactions are similar but require current, rather than future, settlement. A fund will enter into foreign exchange transactions for purposes of hedging either a specific transaction or a portfolio position or, with respect to certain funds, to seek to enhance returns. A fund may enter into a foreign exchange transaction for purposes of hedging a specific transaction by, for example, purchasing a currency needed to settle a security transaction or selling a currency in which the fund has received or anticipates receiving a dividend or distribution. A fund may enter into a foreign exchange transaction for purposes of hedging a portfolio position by selling forward a currency in which a portfolio position of the fund is denominated or by purchasing a currency in which the fund anticipates acquiring a portfolio position in the near future. A fund may also hedge portfolio positions through other types of currency derivatives. A fund may also engage in proxy hedging transactions to reduce the effect of currency fluctuations on the value of existing or anticipated holdings of portfolio securities. Proxy hedging is often used when the currency to which the fund is exposed is difficult to hedge or to hedge against the dollar. Proxy hedging entails entering into a forward contract to sell a currency whose changes in value are generally considered to be linked to a currency or currencies in which some or all of the fund’s securities are, or are expected to be, denominated, and to buy U.S. dollars. Proxy hedging involves some of the same risks and considerations as other transactions with similar instruments. Currency transactions can result in losses to the fund if the currency being hedged fluctuates in value to a degree or in a direction that is not anticipated. In addition, there is the risk that the perceived linkage between various currencies may not be present or may not be present during the particular time that a fund is engaged in proxy hedging. A fund may also cross-hedge currencies by entering into forward contracts to sell one or more currencies that are expected to decline in value relative to other currencies to which the fund has or to which the fund expects to have portfolio exposure. For example, a fund may hold both Canadian government bonds and Japanese government bonds, and T. Rowe Price may believe that Canadian dollars will deteriorate against Japanese yen. This strategy would be a hedge against a decline in the value of Canadian dollars, although it would expose the fund to declines in the value of the Japanese yen relative to the U.S. dollar. Forward foreign exchange transactions involve substantial currency risk and also involve credit and illiquidity risk. A fund may also hedge a currency by entering into a transaction in a Currency Instrument denominated in a currency other than the currency being hedged (a “cross-hedge”).

Some of the forward foreign currency contracts entered into by the funds are classified as non-deliverable forwards (NDFs). NDFs are cash-settled, short-term forward contracts that may be thinly traded or are denominated in non-convertible foreign currency, where the profit or loss at the time at the settlement date is calculated by taking the difference between the agreed-upon exchange rate and the spot rate at the time of settlement, for an agreed-upon notional amount of funds. All NDFs have a fixing date and a settlement date. The fixing date is the date at which the difference between the prevailing market exchange rate and the agreed-upon exchange rate is calculated. The settlement date is the date by which the payment of the difference is due to the party receiving payment. NDFs are commonly quoted for time periods of one month up to two years and are normally quoted and settled in U.S. dollars. They are often used to gain exposure to and/or hedge exposure to foreign currencies that are not internationally traded.

Limitations on Currency Transactions Hedging transactions involving Currency Instruments involve substantial risks, including correlation risk. While a fund’s use of Currency Instruments to effect hedging strategies is intended to reduce the volatility of the net asset value of the fund’s shares, the net asset value of the fund’s shares will fluctuate. Moreover, although Currency Instruments will be used with the intention of hedging against adverse currency movements, transactions in Currency Instruments involve the risk that anticipated currency movements will not be accurately predicted and that the fund’s hedging strategies will be ineffective. To the extent that a fund hedges against anticipated currency movements that do not occur, the fund may realize losses and decrease its total return as the result of its hedging transactions. Furthermore, a fund will only engage in hedging activities from time to time and may not be engaging in hedging activities when movements in currency exchange rates occur.

In connection with its trading in forward foreign currency contracts, a fund will contract with a foreign or domestic bank, or foreign or domestic securities dealer, to make or take future delivery of a specified amount of a particular currency. There are no limitations on daily price moves in such forward contracts, and banks and dealers are not required to continue to make markets in such contracts. There have been periods during which certain banks or dealers have refused to quote prices for such forward contracts or have quoted prices with an unusually wide spread between the price at which the bank or dealer is prepared to buy and that at which it is prepared to sell.

Governmental imposition of credit controls might limit any such forward contract trading. With respect to its trading of forward contracts, if any, a fund will be subject to the risk of bank or dealer failure and the inability of, or refusal by, a bank or dealer to perform with respect to such contracts. Any such default would deprive the fund of any profit potential or force the fund to cover its commitments for resale, if any, at the then-market price and could result in a loss to the fund.

It may not be possible for a fund to hedge against currency exchange rate movements, even if correctly anticipated, in the event that (i) the currency exchange rate movement is so generally anticipated that the fund is not able to enter into a hedging transaction at an effective price, or (ii) the currency exchange rate movement relates to a market with respect to which Currency Instruments are not available and it is not possible to engage in effective foreign currency hedging. The cost to a fund of engaging in foreign currency transactions varies with such factors as the currencies involved, the length of the contract period, and the market conditions then prevailing. Since transactions in foreign currency exchange usually are conducted on a principal basis, no fees or commissions are involved.

Combined Positions

Certain funds may purchase and write options in combination with futures or forward contracts, to adjust the risk and return characteristics of the overall position. For example, a fund may purchase a put option and write a call option on the same underlying instrument, in order to construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

Regulation of and Limitations on Derivatives

The CFTC’s rules limit the ability of a fund to use commodity futures and options contracts, CFTC-regulated swaps and certain other derivatives (CFTC Derivatives) if its investment adviser does not register with the CFTC as a commodity pool operator (CPO) with respect to the fund. The Price Funds currently intend to normally execute their investment programs within the limits and exclusions prescribed by the CFTC’s rules by limiting their direct investments in CFTC Derivatives to the extent necessary for T. Rowe Price to claim exclusion from regulation as a CPO with respect to the Price Funds pursuant to CFTC Rule 4.5. To comply with the exclusion in accordance with Rule 4.5, each Price Fund will limit its trading activity in CFTC Derivatives (excluding activity for “bona fide hedging purposes,” as defined by the CFTC) such that it meets one of the following tests: (1) the aggregate initial margin deposits and premium required to establish positions in CFTC Derivatives do not exceed 5% of the liquidation value of such fund’s portfolio, after taking into account unrealized profits and unrealized losses on any such contracts that they have entered into, provided, however, that in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in calculating the 5% limitation; or (2) the aggregate net notional value of such fund’s positions in CFTC Derivatives does not exceed 100% of the liquidation value of such Price Fund’s portfolio, after taking into account unrealized profits and unrealized losses on such positions.

T. Rowe Price is currently registered with the CFTC as a CPO and a commodity trading advisor (CTA). While T. Rowe Price is registered as a CPO with respect to certain funds, it relies on Rule 4.12(c)(3) with respect to such funds, which provides “harmonization” relief with respect to certain CFTC recordkeeping, reporting, and disclosure requirements. Price International is also registered with the CFTC as a CTA. If the CFTC or other regulatory authorities adopt different (including less stringent) or additional restrictions, the funds would comply with such new restrictions. While T. Rowe Price continues to rely on the Rule 4.5 exclusion with respect to other funds in the Price Funds Complex, this may change in the future in the event one of the funds engages in transactions that make Rule 4.5 no longer available for such fund. Compliance with additional CFTC regulatory requirements may increase the applicable fund’s expenses.

Federal Tax Treatment of Certain Derivatives

The funds may enter into certain derivative contracts, such as options, futures, forward foreign exchange contracts, and swaps, including options and futures on currencies. Entering into such transactions can affect the timing and character of the income and gains realized by the funds and the timing and character of fund distributions.

Such contracts, if they qualify as Section 1256 contracts, will be considered to have been closed at the end of the funds’ taxable years and any gains or losses will be recognized for tax purposes at that time. Section 1256 contracts include regulated futures contracts and certain broad-based index options traded on a qualified board or exchange, but generally exclude swaps. Gains or losses from a Section 1256 contract (as well as gains or losses from the normal closing or settlement of such transactions) will be characterized as 60% long-term capital gain or loss and 40% short-term capital gain or loss regardless of the holding period of the instrument (ordinary income or loss for foreign exchange contracts). The funds will be required to distribute net gains on such transactions to shareholders even though the funds may not have closed the transaction and received cash to pay such distributions.

Certain derivatives which offset another security in the fund, including options, futures, and forward exchange contracts on currencies, which offset a foreign dollar-denominated bond or currency position, may be considered straddles for tax purposes. Generally, a loss on any position in a straddle will be subject to deferral to the extent of any unrealized gain in an offsetting position. For securities that were held for one year or less at inception of the straddle, the holding period may be deemed not to begin until the straddle is terminated. If securities comprising a straddle have been held for more than one year at inception of the straddle, losses on offsetting positions may be treated as entirely long-term capital losses even if the offsetting positions have been held for less than one year. However, a fund may choose to comply with certain identification requirements for offsetting positions that are components of a straddle. Losses with respect to identified positions are not deferred; rather, the basis of the identified position that offsets the loss position is increased.

In order for the funds to continue to qualify for federal income tax treatment as regulated investment companies, at least 90% of their gross income for a taxable year must be derived from qualifying income, e.g., generally dividends, interest, income derived from loans of securities, and gains from the sale of securities or currencies. Tax regulations could be issued limiting the extent to which the net gain realized from options, futures, swaps, or forward foreign exchange contracts on currencies is qualifying income for purposes of the 90% requirement. The funds may also enter into swaps referencing commodities, commodity indices, or commodity exchange-traded funds. The income or gains from such commodity swaps may not be qualifying income for purposes of the 90% requirement.

Entering into certain derivatives may result in a “constructive sale” of offsetting stocks or debt securities of the funds. In such a case, the funds will be required to realize gain, but not loss, on the deemed sale of such positions as if the position were sold on that date. The funds may also enter into short sales of securities directly or through the use of options. Any gains or losses from short sales are typically treated as short-term capital gains or losses, as the case may be. As a result, a fund’s ordinary dividends subject to ordinary income tax rates may be increased or decreased by such gains or losses.

For certain derivatives the IRS has not issued comprehensive rules relating to the timing and character of income and gains realized on such contracts. It is possible that new tax legislation and new IRS regulations could result in changes to the amounts recorded by the funds, potentially resulting in tax consequences to the funds.

PORTFOLIO MANAGEMENT PRACTICES

Environmental, Social, and Governance Factors

T. Rowe Price integrates environmental, social, and governance (ESG) factors into its investment research processes for certain funds and investments, with a focus on the ESG factors considered most likely to have a material impact on the performance of the holdings in a fund’s portfolio. The funds’ analysts and portfolio managers have primary responsibility for integrating ESG considerations into investment decisions and are supported by a team of dedicated in-house ESG specialists. The ESG specialists have developed a proprietary research tool to establish a comprehensive process for evaluating ESG factors across investments, including a model that systematically and proactively screens and evaluates the responsible investing profile of companies and other issuers using multiple data sets from internal sources, company reports, and select third-party providers. The evaluation of ESG factors is unique for each asset class based on the relevant ESG characteristics and level of available data, and is highly dependent on the country, industry, company, and management of the investment being analyzed. For certain types of investments, including, but not limited to, cash, currency positions, and particular types of derivatives, an ESG analysis may not be relevant or possible due to a lack of data. We may conclude that other attributes of an investment outweigh ESG considerations when making investment decisions for a fund. As a result, the particular factors considered with each investment in the research process will vary, but may include the following:

• Long-term environmental considerations, such as regulation and the availability and costs of raw materials, water, energy;

• A company’s incentive structure and how closely aligned it is with stated corporate strategy;

• Supply chain risks, work stoppages, and labor controversies;

• The quality and diversity of a company’s Board;

• The current and potential regulatory environment, particularly with respect to highly regulated industries or controversial situations; and

• The relative quality of a company’s disclosures, its degree of focus on investors’ interests, and its philosophy regarding stakeholder communications and engagement.

The ESG factors discussed herein may not be applied or analyzed with respect to each issuer or security invested in by the fund. A fund may underperform other similar funds that do not apply or analyze ESG factors in the investment process. A fund may invest in issuers or securities that do not reflect the views of any particular investor’s views of ESG. To the extent T. Rowe Price uses third-party vendor services and/or its own proprietary research platform, such resulting data may not be sufficiently available, complete, or accurate and thus could negatively affect the fund’s performance.

Lending of Portfolio Securities

As a means of earning additional income, the funds may lend their portfolio securities to broker-dealers, institutional investors, or other persons pursuant to agreements requiring that the loans be continuously secured by collateral at least equal at all times to the value of the securities lent, marked to market on a daily basis. The collateral received will consist of cash, U.S. government securities, letters of credit, or such other collateral as may be permitted under the funds’ investment programs. The collateral, in turn, is invested in short-term securities, including shares of a T. Rowe Price internal money market fund. While the securities are being lent, the funds making the loan will continue to receive the equivalent of the reasonable interest and the dividends or other distributions paid by the issuer on the securities, as well as a portion of the interest on the investment of the collateral. Normally, the funds employ an agent to implement their securities lending program, and the agent receives a reasonable fee from the funds for its services. The funds have a right to call each loan and obtain the securities within such period of time that coincides with the normal settlement period for purchases and sales of such securities in the respective markets. The funds will not have the right to vote on securities while they are being lent, but they may call a loan in anticipation of any important vote, when practical. The risks in lending portfolio securities, as with other extensions of secured credit, consist of a possible default by the borrower, delay in receiving additional collateral or in the recovery of the securities, or possible loss of rights in the collateral, should the borrower fail financially. Loans will be made only if, in the judgment of T. Rowe Price, the consideration to be earned from such loans would justify the risk. Additionally, the funds bear the risk that the reinvestment of collateral will result in a principal loss. Finally, there is also the risk that the price of the securities will increase while they are on loan and the collateral will not adequately cover their value.

Borrowing and Lending

The Price Funds may rely upon an interfund lending exemptive order received from the SEC on December 8, 1998, amended on November 23, 1999, that permits them to borrow money from and/or lend money to other funds in the Price Complex to help the funds meet short-term redemptions and liquidity needs. All loans are set at an interest rate between the rates charged on overnight repurchase agreements and short-term bank loans. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The program is subject to the oversight and periodic review of the funds’ Board.

In addition, to help certain funds meet short-term redemptions and liquidity needs, the Floating Rate Fund, Floating Rate Multi-Sector Account Portfolio, Institutional Floating Rate Fund, Intermediate Tax-Free High Yield Fund, and Tax-Free High Yield Fund, together with other mutual funds and foreign investment funds managed by T. Rowe Price or an affiliate, entered into a 364 day, $1.3 billion committed line of credit facility with a group of lenders pursuant to which the U.S. funds may borrow up to $1.15 billion in order to provide them with temporary liquidity on a first-come, first-served basis. Interest is charged to a borrowing fund at a variable rate. The fund is charged its pro rata share of commitment fees on the aggregate commitment fees amount based on its net assets. Loans will generally be unsecured; however, the fund will be required to collateralize any borrowings under the facility on an equivalent basis if it has other collateralized borrowings.

Repurchase Agreements

The funds may enter into a repurchase agreement through which an investor (such as the funds) purchases securities (known as the “underlying security”) from well-established securities dealers or banks that are members of the Federal Reserve System. Any such dealer or bank will be on T. Rowe Price’s approved list. At that time, the bank or securities dealer agrees to repurchase the underlying security at the same price, plus specified interest. Repurchase agreements are generally for a short period of time, often less than a week. Repurchase agreements that do not provide for payment within seven days will be treated as illiquid investments. The funds will enter into repurchase agreements only where (1) the underlying securities are of the type (excluding maturity limitations) that the funds’ investment guidelines would allow them to purchase directly; (2) the market value of the underlying security, including interest accrued, will be at all times equal to or exceed the value of the repurchase agreement; and (3) payment for the underlying security is made only upon physical delivery or evidence of book-entry transfer to the account of the custodian or a bank acting as agent. In the event of a bankruptcy or other default of a seller of a repurchase agreement, the funds could experience both delays in liquidating the underlying security and losses, including: (a) possible decline in the value of the underlying security during the period while the funds seek to enforce their rights thereto, (b) possible subnormal levels of income and lack of access to income during this period, and (c) expenses of enforcing their rights. To the extent required by the 1940 Act, the funds will only enter into repurchase agreements that are fully collateralized, as defined by the 1940 Act.

Reverse Repurchase Agreements

Although the funds have no current intention of engaging in reverse repurchase agreements, they reserve the right to do so. Reverse repurchase agreements are ordinary repurchase agreements in which a fund is the seller of, rather than the investor in, securities and agrees to repurchase them at an agreed-upon time and price. Use of a reverse repurchase agreement may be preferable to a regular sale and later repurchase of the securities because it avoids certain market risks and transaction costs. A reverse repurchase agreement may be viewed as a type of borrowing by the funds, subject to Investment Restriction (1). (See “Investment Restrictions.”)

Cash Reserves

The funds may invest their cash reserves primarily in one or more money market funds established for the exclusive use of the T. Rowe Price family of funds and other clients of T. Rowe Price. Currently, two such money market funds are in operation and used for cash reserves management: the T. Rowe Price Government Reserve Fund and the T. Rowe Price Treasury Reserve Fund (TRP Cash Reserves Funds). Each is a series of the T. Rowe Price Reserve Investment Funds, Inc. Additional money market funds may be created in the future.

The TRP Cash Reserves Funds comply with the requirements of Rule 2a-7 under the 1940 Act applicable to government money market funds.

The TRP Cash Reserves Funds provide an efficient means of managing the cash reserves of the Price Funds and investing collateral received by a fund in connection with securities lending activities. While none of the TRP Cash Reserve Funds pay an advisory fee to T. Rowe Price, each will incur other operating expenses. However, the TRP Cash Reserve Funds are expected by T. Rowe Price to operate at very low expense ratios. The Price Funds will only invest in the TRP Cash Reserve Funds to the extent consistent with their investment objectives and programs.

The TRP Cash Reserves Funds are not insured or guaranteed by the FDIC or any other government agency. Although the TRP Cash Reserve Funds seek to maintain a stable net asset value of $1.00 per share, they cannot guarantee they will do so.

Short Sales

Credit Opportunities, Dynamic Credit, Floating Rate, Global High Income Bond, High Yield, Institutional Floating Rate, Institutional High Yield, Multi-Strategy Total Return, and U.S. High Yield Funds

While most Price Funds are permitted to take short positions through various types of derivatives, these funds are also permitted to enter into short sales involving individual securities. Short sales are transactions in which the funds sell a security they do not already own, typically in anticipation of a decline in the market value of that security. Short sales are typically executed through a prime broker or in the absence of a primer broker relationship with the use of a repurchase agreement. In order to complete a short-sale transaction, the funds must borrow the security to make delivery to the buyer. The funds then are obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the fund. Until the security is replaced, the funds are required to pay to the lender amounts equal to any dividends or interest which accrue during the period of the loan. To borrow the security, the funds also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale may be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. A fund secures its obligation to replace borrowed securities by also depositing collateral with the broker, usually in cash, U.S. government securities, or other liquid securities similar to those borrowed.

Until the funds replace a borrowed security in connection with a short sale, the funds will: (a) maintain daily a segregated account, containing cash, U.S. government securities, or other liquid securities as permitted by the SEC, at such a level that the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short; or (b) otherwise cover its short position.

The funds will incur a loss as a result of the short sale if the price of the security sold short increases between the date of the short sale and the date on which the funds replace the borrowed security. The funds will realize a gain if the security sold short declines in price between those dates. This result is the opposite of what one would expect from a cash purchase of a long position in a security. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium, dividends, or interest the funds may be required to pay in connection with a short sale. Any gain or loss on the security sold short would be separate from a gain or loss on the funds’ security being hedged by the short sale.

Credit Opportunities, Floating Rate, Global High Income Bond, High Yield, Institutional Floating Rate, Institutional High Yield, and U.S. High Yield Funds

For these funds, no securities will be sold short if, after the effect is given to any such short sale, the total market value of all securities sold short would exceed 2% of the value of the funds’ net assets (any short positions established through derivatives are not subject to this limit).

Liquidity Risk Management Rule

Rule 22e-4 under the 1940 Act requires, among other things, certain open-end mutual funds (other than money market funds), such as the Price Funds, to adopt a liquidity risk management program that is reasonably designed to assess and manage liquidity risk. Such funds are also required to provide additional disclosures about a fund’s redemptions and liquidity risk. As required by the rule, the Price Funds implemented a liquidity risk management program (the “Liquidity Program”), pursuant to which each investment has been classified as “highly liquid,” “moderately liquid,” “less liquid,” or “illiquid” investment. The Board of each fund, including a majority of the independent directors, has appointed T. Rowe Price as the administrator of the Liquidity Program.

INVESTMENT RESTRICTIONS

Fundamental policies may not be changed without the approval of the lesser of (1) 67% of the funds’ shares present at a meeting of shareholders if the holders of more than 50% of the outstanding shares are present in person or by proxy or (2) more than 50% of the funds’ outstanding shares. Other restrictions in the form of operating policies are subject to change by the funds’ Boards without shareholder approval. Any investment restriction that involves a maximum percentage of securities or assets shall not be considered to be violated unless an excess over the percentage occurs immediately after, and is caused by, an acquisition of securities or assets of, or borrowings by, the funds. With the exception of the diversification test required by the Code, calculation of the funds’ total assets for compliance with any of the following fundamental or operating policies or any other investment restrictions set forth in the funds’ prospectuses or this SAI will not include collateral held in connection with securities lending activities. For purposes of the tax diversification test, calculation of the funds’ total assets will include investments made with cash received by the funds as collateral for securities loaned.

Fundamental Policies

As a matter of fundamental policy, the funds may not:

(1) (a) Borrowing (All Funds Except Dynamic Credit, Multi-Strategy Total Return, and Spectrum Funds) Borrow money, except that the funds may (i) borrow for non-leveraging, temporary, or emergency purposes; and (ii) engage in reverse repurchase agreements and make other investments or engage in other transactions, which may involve a borrowing, in a manner consistent with the funds’ investment objectives and programs, provided that the combination of (i) and (ii) shall not exceed 33⅓% of the value of the funds’ total assets (including the amount borrowed) less liabilities (other than borrowings) or such other percentage permitted by law. Any borrowings that come to exceed this amount will be reduced in accordance with applicable law. The funds may borrow from banks, other Price Funds, or other persons to the extent permitted by applicable law. In addition, the Target Date Funds may not, in any manner, transfer as collateral for indebtedness any securities owned by the fund except in connection with permissible borrowings, which in no event will exceed 33⅓% of the fund’s total assets valued at market;

 (b) Borrowing (Dynamic Credit and Multi-Strategy Total Return Funds) Borrow money, except that the funds may (i) borrow from other Price Funds for non-leveraging, temporary, or emergency purposes; and (ii) engage in reverse repurchase agreements and make other investments or engage in other transactions, which may involve a borrowing or the creation or increase of leverage, in a manner consistent with the funds’ investment objectives and programs, provided that the combination of (i) and (ii) shall not exceed 33⅓% of the value of the funds’ total assets (including the amount borrowed) less liabilities (other than borrowings) or such other percentage permitted by law. Any borrowings that come to exceed this amount will be reduced in accordance with applicable law. The funds may borrow from banks, other Price Funds, or other persons to the extent permitted by applicable law;

 (c) Borrowing (Spectrum Funds) Borrow money, except the funds may borrow from banks or other Price Funds as a temporary measure for extraordinary or emergency purposes, and then only in amounts not exceeding 30% of total assets valued at market. The funds will not borrow in order to increase income (leveraging), but only to facilitate redemption requests that might otherwise require untimely disposition of portfolio securities. Interest paid on any such borrowings will reduce net investment income. In addition, the funds may not, in any manner, transfer as collateral for indebtedness any securities owned by the fund except in connection with permissible borrowings, which in no event will exceed 30% of the fund’s total assets valued at market;

(2) (a) Commodities (All Funds Except Money Market Funds Institutional Mid-Cap Equity Growth, and Institutional Small-Cap Stock Funds) Purchase or sell commodities, except to the extent permitted by applicable law;

 (b) Commodities (Institutional Mid-Cap Equity Growth and Institutional Small-Cap Stock Funds) Purchase or sell physical commodities, except that the funds may enter into futures and options contracts thereon;

 (c) Commodities (Money Market Funds) Purchase or sell commodities;

(3) (a) Industry Concentration (All Funds Except Cash Reserves, Emerging Europe, Equity Index 500, Extended Equity Market Index, Financial Services, Global Real Estate, Government Money, Health Sciences, International Equity Index, Mid-Cap Index, QM U.S. Bond Index, Real Estate, TRP Reserve Money, Small-Cap Index, Spectrum, Target Date, and Total Equity Market Index Funds) Purchase the securities of any issuer if, as a result, more than 25% of the value of the funds’ net assets would be invested in the securities of issuers having their principal business activities in the same industry;

 (b) Industry Concentration (Emerging Europe, Financial Services, Global Real Estate, Health Sciences, and Real Estate Funds) Purchase the securities of any issuer if, as a result, more than 25% of the value of the funds’ net assets would be invested in the securities of issuers having their principal business activities in the same industry, provided, however, that (i) the Emerging Europe Fund may purchase the securities of any issuer if, as a result, no more than 35% of the fund’s net assets would be invested in any industry that accounts for more than 20% of the emerging European market as a whole, as measured by an index determined by T. Rowe Price to be an appropriate measure of the emerging European market (as defined in the fund’s prospectus); (ii) the Health Sciences Fund will invest more than 25% of its net assets in the health sciences industry as defined in the fund’s prospectus; (iii) the Financial Services Fund will invest more than 25% of its net assets in the financial services industry as defined in the fund’s prospectus; and (iv) the Global Real Estate and Real Estate Funds will invest more than 25% of their net assets in the real estate industry as defined in the funds’ prospectuses;

 (c) Industry Concentration (Equity Index 500, Extended Equity Market Index, International Equity Index, Mid-Cap Index, QM U.S. Bond Index, Small-Cap Index, and Total Equity Market Funds) Purchase the securities of any issuer if, as a result, more than 25% of the value of the fund’s net assets would be invested in the securities of issuers having their principal business activities in the same industry, except that the fund will invest more than 25% of the value of its net assets in issuers having their principal business activities in the same industry to the extent necessary to replicate the index that the fund uses as its benchmark as set forth in its prospectus;

 (d) Industry Concentration (Cash Reserves, Government Money, and TRP Cash Reserve Funds) Purchase the securities of any issuer if, as a result, more than 25% of the value of the funds’ net assets would be invested in the securities of issuers having their principal business activities in the same industry, provided, however, that this limitation does not apply to securities of the banking industry including, but not limited to, certificates of deposit and banker’s acceptances;

 (e) Industry Concentration (Spectrum and Target Date Funds) Concentrate in any industry, except that the funds will concentrate (invest more than 25% of net assets) in the mutual fund industry;

(4) (a) Loans (All Funds Except Spectrum and Target Date Funds) Make loans, although the funds may (i) lend portfolio securities and participate in an interfund lending program with other Price Funds provided that no such loan may be made if, as a result, the aggregate of such loans would exceed 33⅓% of the value of the funds’ total assets; (ii) purchase money market securities and enter into repurchase agreements; and (iii) acquire publicly distributed or privately placed debt securities and purchase debt;

 (b) Loans (Spectrum and Target Date Funds) Make loans, although the funds may purchase money market securities and enter into repurchase agreements;

(5) Margin (Spectrum Funds) Purchase securities on margin, except for use of short-term credit necessary for clearance of purchases of portfolio securities;

(6) Mortgaging (Spectrum Funds) Mortgage, pledge, hypothecate, or, in any manner, transfer any security owned by the funds as security for indebtedness, except as may be necessary in connection with permissible borrowings, in which event such mortgaging, pledging, or hypothecating may not exceed 30% of the funds’ total assets, valued at market;

(7) (a) Percent Limit on Assets Invested in Any One Issuer (All Funds Except Africa & Middle East, Asia Opportunities, Blue Chip Growth, Communications & Technology, Dynamic Global Bond, Emerging Europe, Emerging Markets Local Currency Bond, Emerging Markets Stock, Equity Index 500, Extended Equity Market Index, Georgia Tax-Free Bond, Global Consumer, Global Technology, Growth Stock, Hedged Equity, Institutional Emerging Markets Equity, Institutional Large-Cap Core Growth, International Bond, International Bond Fund (USD Hedged), International Equity Index, Large-Cap Growth, Latin America, Maryland Short-Term Tax-Free Bond, Maryland Tax-Free Bond, Mid-Cap Index Fund, New Asia, New Jersey Tax-Free Bond, Real Estate, Science & Technology, Small-Cap Index, Total Equity Market Index, Transition, and Virginia Tax-Free Bond Funds) Purchase a security if, as a result, with respect to 75% of the value of the funds’ total assets, more than 5% of the value of the funds’ total assets would be invested in the securities of a single issuer, except for cash; securities issued or guaranteed by the U.S. government, its agencies, or instrumentalities; and securities of other investment companies;

 (b) Percent Limit on Assets Invested in Any One Issuer (Equity Index 500, Extended Equity Market Index, International Equity Index, Mid-Cap Index, Small-Cap Index and Total Equity Market Index Funds) Purchase a security if, as a result, with respect to 75% of the value of the funds’ total assets, more than 5% of the value of the funds’ total assets would be invested in the securities of a single issuer, except for cash; securities issued or guaranteed by the U.S. government, its agencies, or instrumentalities; and securities of other investment companies. However, the funds will exceed these limits to the extent necessary to replicate the index that each fund uses as its benchmark as set forth in its prospectus;

 (c) Percent Limit on Share Ownership of Any One Issuer (All Funds Except Africa & Middle East, Asia Opportunities, Blue Chip Growth, Communications & Technology, Dynamic Global Bond, Emerging Europe, Emerging Markets Local Currency Bond, Emerging Markets Stock, Equity Index 500, Extended Equity Market Index, Georgia Tax-Free Bond, Global Consumer, Global Technology, Growth Stock, Hedged Equity, Institutional Emerging Markets Equity, Institutional Large-Cap Core Growth, International Bond, International Bond Fund (USD Hedged), International Equity Index, Large-Cap Growth, Latin America, Maryland Short-Term Tax-Free Bond, Maryland Tax-Free Bond, Mid-Cap Index Fund, New Asia, New Jersey Tax-Free Bond, Real Estate, Science & Technology, Small-Cap Index, Total Equity Market Index, Transition, and Virginia Tax-Free Bond Funds) Purchase a security if, as a result, with respect to 75% of the value of the funds’ total assets, more than 10% of the outstanding voting securities of any issuer would be held by the funds (other than cash; securities issued or guaranteed by the U.S. government, its agencies, or instrumentalities; and securities of other investment companies);

 (d) Percent Limit on Assets Invested in Any One Issuer (Equity Index 500, Extended Equity Market Index, International Equity Index, Mid-Cap Index, Small-Cap Index and Total Equity Market Index Funds) Purchase a security if, as a result, with respect to 75% of the value of the funds’ total assets, more than 10% of the outstanding voting securities of any issuer would be held by the funds (other than cash; securities issued or guaranteed by the U.S. government, its agencies, or instrumentalities; and securities of other investment companies). However, the funds will exceed these limits to the extent necessary to replicate the index that each fund uses as its benchmark as set forth in its prospectus;

(8) (a) Real Estate (All Funds Except Spectrum and Target Date Funds) Purchase or sell real estate, including limited partnership interests therein, unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the funds from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

 (b) Real Estate (Spectrum and Target Date Funds) Purchase or sell real estate, including limited partnership interests therein, unless acquired as a result of ownership of securities or other instruments (although the funds may purchase money market securities secured by real estate or interests therein or issued by companies or investment trusts which invest in real estate or interests therein);

(9) (a) Senior Securities (All Funds Except Spectrum Funds) Issue senior securities except in compliance with the 1940 Act;

 (b) Senior Securities (Spectrum Funds) Issue senior securities;

(10) Short Sales (Spectrum Funds) Effect short sales of securities;

(11) Taxable Securities (State Tax-Free and Tax-Free Funds) During periods of normal market conditions, purchase any security if, as a result, less than 80% of the funds’ income would be exempt from federal and, if applicable, any state, city, or local income tax. Normally, the funds will not purchase a security if, as a result, more than 20% of the funds’ income could be derived from securities subject to the AMT;

(12) Underwriting Underwrite securities issued by other persons, except to the extent that the funds may be deemed to be an underwriter within the meaning of the 1933 Act in connection with the purchase and sale of fund portfolio securities in the ordinary course of pursuing their investment programs;

(13) U.S. Treasury Securities (U.S. Treasury Money and Short-Term Government Funds) Invest less than 80% of its net assets in U.S. Treasury securities and repurchase agreements thereon.

NOTES

 The following notes should be read in connection with the above-described fundamental policies. The notes are not fundamental policies.

 Money Market Funds With respect to investment restriction (1), the funds have no current intention of engaging in any borrowing transactions.

With respect to investment restriction (1)(b), when borrowing from other Price Funds, the Multi-Strategy Total Return Fund may only (i) engage in derivatives transactions that involve unwinding or closing out existing derivatives contracts or (ii) enter into new derivatives contracts that serve as a full or partial offset of one or more existing derivatives contracts.

 With respect to investment restriction (3)(d), each of the Government Money, Government Reserve, and Treasury Reserve Funds invests its assets in the manner necessary to qualify as a “government money market fund” under Rule 2a-7 under the 1940 Act. Accordingly, each of the Government Money, Government Reserve, and Treasury Reserve Funds will not invest more than 25% of its net assets in the securities of the banking industry, including, but not limited to, certificates of deposit and banker’s acceptances, for as long as each fund intends to qualify as a “government money market fund.”

 Multi-Strategy Total Return Fund With respect to investment restriction 3(a), to the extent the fund invests in other Price Funds, the fund will look-through to any underlying Price Fund’s investments for purposes of determining the fund’s concentration in any particular industry. To the extent the fund invests in investment companies that are not Price Funds, the fund will consider those funds’ investments for purposes of determining the fund’s concentration in any industry as follows: if an unaffiliated fund that has a name suggesting it focuses its investments in a particular industry and a disclosed policy to invest at least 80% of its assets in that industry, or if the fund has a disclosed fundamental policy to concentrate its investments in a particular industry, the Multi-Strategy Total Return Fund will deem its investment in that fund to be invested in that industry (provided this approach is deemed by the Multi-Strategy Total Return Fund to be consistent with guidance from the SEC or its staff).

 All Funds Except Money Market Funds, Institutional Mid-Cap Equity Growth and Institutional Small-Cap Stock With respect to investment restriction (2), the funds may not directly purchase or sell commodities that require physical storage unless acquired as a result of ownership of securities or other instruments, but the funds may invest in any derivatives and other financial instruments that involve commodities or represent interests in commodities to the extent permitted by the 1940 Act or other applicable law.

 Institutional Mid-Cap Equity Growth and Institutional Small-Cap Stock Funds With respect to investment restriction (2), the funds do not consider currency contracts to be commodities.

 All Funds Except Spectrum and Target Date Funds For purposes of investment restriction (3):

• U.S., state, or local governments, or related agencies or instrumentalities, are not considered an industry. With respect to the tax-free funds, each fund has adopted an operating policy requiring investments in industrial development bonds supported principally by the assets or revenues of non-governmental users related to the same industry (such as solid waste, nuclear utility, or airlines) to be limited to 25% of the fund’s net assets. Bonds that are refunded with escrowed U.S. government securities are not subject to the 25% limitation.

• With respect to the industry classifications, each fund will define industries according to any one or more widely recognized third-party providers and/or as defined by the investment adviser. The policy also will be interpreted to give broad authority to each fund as to how to classify issuers within or among industries.

 All Funds Except QM U.S. Bond Index and Summit Income Funds For purposes of investment restriction (4), the funds will consider the acquisition of a debt security to include the execution of a note or other evidence of an extension of credit with a term of more than nine months.

 All Funds For purposes of investment restriction (7), the funds will treat bonds that are refunded with escrowed U.S. government securities as U.S. government securities.

 Taxable Bond and Money Market Funds For purposes of investment restriction (7), the funds will consider a repurchase agreement fully collateralized with U.S. government securities to be U.S. government securities.

 With respect to investment restrictions (1) and (9), under the 1940 Act, open-end investment companies (such as the Price Funds) can borrow money from a bank provided that immediately after such borrowing there is asset coverage of at least 300% for all borrowings. If the asset coverage falls below 300%, the investment company must, within three days thereafter (not including Sundays and holidays), reduce the amount of its borrowings to satisfy the 300% requirement. Any borrowings by a Price Fund from a bank and transactions by a Price Fund that may be considered to result in the issuance of a senior security will comply with the requirements of the 1940 Act, including any interpretations of the 1940 Act by the SEC or the SEC staff. Any borrowings from other Price Funds will comply with the terms and conditions of the Price Funds’ interfund lending exemptive order.

 For purposes of investment restriction (11), the funds measure the amount of their income from taxable securities, including AMT securities, over the course of the funds’ taxable year.

Operating Policies

As a matter of operating policy, the funds may not:

(1) (a) Borrowing (All Funds Except Global Allocation Fund) Purchase additional securities when money borrowed exceeds 5% of its total assets.

 (b) Borrowing (All Funds Except Global Allocation and Multi-Strategy Total Return Funds) Transfer portfolio securities as collateral except as necessary in connection with permissible borrowings or investments, and then such transfers may not exceed 33⅓% of its total assets.

(2) Control of Portfolio Companies Invest in companies for the purpose of exercising management or control.

(3) Illiquid Investment Acquire an illiquid investment if, immediately after the acquisition, the fund would have invested more than 15% of its net assets (10% of its net assets for Spectrum Funds and 5% of its total assets for Money Market Funds) in such investments.

(4) (a) Investment Companies (All Funds Except Spectrum, Target Date, and TRP Cash Reserve Funds) Purchase securities of open-end or closed-end investment companies except (i) securities of the TRP Reserve Funds; (ii) securities of other Price Funds; (iii) in the case of the Money Market Funds, only securities of other money market funds; or (iv) otherwise consistent with the 1940 Act.

 (b) Investment Companies (TRP Cash Reserve Funds) Invest in, or purchase shares of, any registered open-end investment companies or registered unit investment trusts.

(5) Margin (All Funds Except Spectrum Funds) Purchase securities on margin, except (i) for use of short-term credit necessary for clearance of purchases of portfolio securities and (ii) they may make margin deposits in connection with futures contracts or other permissible investments.

(6) Mortgaging (All Funds Except Spectrum Funds) Mortgage, pledge, hypothecate, or, in any manner, transfer any security owned by the funds as security for indebtedness, except as may be necessary in connection with permissible borrowings or investments, and then such mortgaging, pledging, or hypothecating may not exceed 33⅓% of the funds’ total assets at the time of borrowing or investment.

(7) Oil and Gas Programs Purchase participations or other direct interests in or enter into leases with respect to oil, gas, or other mineral exploration or development programs if, as a result thereof, more than 5% of the value of the total assets of the funds would be invested in such programs.

(8) (a) Short Sales (All Funds Except Credit Opportunities, Dynamic Credit, Floating Rate, Global High Income Bond, High Yield, Institutional Floating Rate, Institutional High Yield, Multi-Strategy Total Return, and U.S. High Yield Funds) Effect short sales of securities.

 (b) Short Sales (Credit Opportunities, Floating Rate, Global High Income Bond, High Yield, Institutional Floating Rate, Institutional High Yield, and U.S. High Yield Funds) Effect short sales of securities, unless the total market value of all securities sold short do not exceed 2% of the fund’s net assets (any short positions established through derivatives are not subject to this limit).

(9) Warrants (All Funds Except Dynamic Credit and Multi-Strategy Total Return Funds) Invest in warrants if, as a result, more than 10% of the value of the fund’s net assets would be invested in warrants, provided that, the Money, State Tax-Free, Tax-Free, and Summit Municipal Funds will not invest in warrants.

(10) Commodities (Real Assets Fund) Purchase or sell physical commodities, although the fund reserves the right to do so in the future.

(11) (a) Asset- and Mortgage-Backed Securities (Multi-Strategy Total Return Fund) Invest in asset-backed securities (other than mortgage-backed securities) if, as a result, more than 20% of the fund’s total assets would be invested in such instruments. The fund’s investment in asset-backed and mortgage-backed securities rated below investments-grade are limited to 10% of its net assets.

 (b) Asset- and Mortgage-Backed Securities (Dynamic Global Bond, Global Multi-Sector Bond, and GNMA Funds) Invest in asset-backed securities (other than mortgage-backed securities) if, as a result, more than 20% of the fund’s total assets would be invested in such instruments.

 (c) Asset- and Mortgage-Backed Securities (Capital Appreciation, Floating Rate, High Yield, Institutional Floating Rate, Institutional High Yield, Institutional Long Duration Credit, and U.S. High Yield Funds; and Floating Rate Multi-Sector Account Portfolio) Invest in securitized instruments, including mortgage- and asset- backed securities, if, as a result, more than 10% of the fund’s total assets would be invested in such instruments.

 (d) Commercial Mortgage-Backed Securities (Global Multi-Sector Bond Fund) Invest in commercial mortgage-backed securities if, as a result, more than 20% of its nets assets would be invested in commercial mortgage-backed securities.

 (e) Mortgage-Backed Securities (Balanced Fund) Invest in mortgage-backed securities if, as a result, more than 20% of its total assets would be investing in mortgage-backed securities, including up to 10% in stripped mortgage securities.

 (f) Mortgage-Backed Securities (Multi-Strategy Total Return and Dynamic Global Bond Funds) Invest in non-agency issued mortgage-backed securities if, as a result, more than 25% of the fund’s net assets would be invested in such instruments.

 (g) Mortgage-Backed Securities (Total Return Fund) Invest in privately issued mortgage-backed securities if, as a result, more than 25% of the fund’s total assets would be invested in such instruments.

 (h) Mortgage-Backed Securities (Global Multi-Sector Bond Fund) Invest in mortgage-backed securities (other than commercial mortgage-backed securities) if, as a result, more than 40% of its net assets would be invested in such instruments.

 (i) Stripped Mortgage Securities (Dynamic Global Bond, Global Allocation, Global Multi-Sector Bond, GNMA, Inflation Protected, New Income, Short-Term Bond, Spectrum Conservative Allocation, Spectrum Moderate Allocation, Spectrum Moderate Growth Allocation, Ultra Short-Term Bond, U.S. Treasury Intermediate Index, and U.S. Treasury Long-Term Index Funds; and Mortgage-Backed Securities Multi-Sector Account Portfolio) Invest in stripped mortgage securities if, as a result, more than 10% of its total assets would be invested in such instruments.

(12) (a) Loan Participation and Assignments (Dynamic Global Bond, Emerging Markets Bond, Emerging Markets Local Currency Bond, Institutional Emerging Markets Bond, and U.S. High Yield Funds) Invest in bank loans (including loan participations and assignments) if, as a result, more than 20% of the fund’s total assets would be invested in such instruments.

 (b) Loan Participations and Assignments (Balanced, Emerging Market Corporate Bond, Global Allocation, International Bond, and International Bond (USD Hedged) Funds, and Spectrum II Funds) Invest in bank loans (including loan participations and assignments) if, as a result, more than 10% of the fund’s total assets would be invested in such instruments.

(13) (a) Debt Instruments and Loans (Global Industrials Fund) Invest in debt instruments and loans if, as a result, more than 15% of the fund’s total assets would be invested in such instruments. The fund’s investments in convertible securities are not subject to this limit.

 (b) Debt Instruments and Loans (Global Consumer Fund) Invest in debt instruments and loans if, as a result, more than 10% of the fund’s total assets would be invested in such instruments. The fund’s investments in convertible securities are not subject to this limit.

 (c) Debt Instruments (Emerging Markets Bond, Institutional Emerging Markets Bond, International Bond, and International Bond (USD Hedged) Funds) Invest more than 5% of its assets in any individual corporate issuer, provided that (1) the fund places assets in bank deposits or other short-term bank instruments with a maturity of up to 30 days, provided that: (a) the bank has a short-term credit rating of A1+ (or, if unrated, an equivalent rating as determined by the adviser) and (b) the fund will not maintain more than 10% of its total assets with any single bank; and (2) the fund maintains more than 5% of its total assets, including cash and currencies, in custodial accounts or deposits of the fund’s custodian or sub-custodians.

 (d) Fixed Income Senior Securities (Balanced Fund) Invest less than 25% of its total assets in fixed income senior securities, which are securities that rank above equity securities of the same issuer in the event of the issuer’s bankruptcy or liquidation. Fixed income senior securities may include investments in money market securities and shares of other fixed income and money market mutual funds.

(14) (a) Below Investment-Grade Instruments (Africa & Middle East, Balanced, Blue Chip Growth, Communications & Technology, Dividend Growth, Emerging Europe, Emerging Markets Discovery Stock, Emerging Markets Stock, Equity Income, Global Growth Stock, Global Real Estate, Global Stock, Global Technology, Global Value Equity, Hedged Equity, Institutional Emerging Markets Equity, Institutional International Disciplined Equity, Institutional Large-Cap Core Growth, Institutional Small-Cap Stock, International Disciplined Equity, International Discovery, Large-Cap Value, Latin America, Mid-Cap Value, New Asia, New Era, New Horizons, Real Assets, Real Estate, Small-Cap Stock, Small-Cap Value, Tax-Free Short-Intermediate, U.S. Equity Research, U.S. Large-Cap Core, and Value

Funds) Invest in below-investment grade instruments if, as a result, more than 10% of the fund’s total assets would be invested in such instruments. The fund’s investments in convertible securities are not subject to this limit.

 (b) Below Investment-Grade Debt Instruments (Spectrum Conservative Allocation, Spectrum Moderate Allocation, and Spectrum Moderate Growth Allocation Funds) Invest in below investment-grade instruments if, as a result, more than 25% of the fund’s total assets would be invested in such instruments. Any investments in convertible securities are not subject to this limit.

(15) Defaulted Bonds (Intermediate Tax-Free High Yield and Tax-Free High Yield Funds) Invest in bonds in default if, as a result, more than 10% of the fund’s total assets would be invested in such instruments.

(16) (a) Equity Securities (Global Multi-Sector Bond, Inflation Protected Bond, International Bond, International Bond (USD Hedged), and Total Return Funds; and Floating Rate Multi-Sector Account Portfolio) Under normal conditions, directly purchase common stocks; however, the funds may occasionally hold shares of common stock that were received through a reorganization, restructuring, exercise, exchange, conversion, or similar action. Any shares of common stock that are received through a reorganization, restructuring, exercise, exchange, conversion, or similar action will be sold within a reasonable timeframe taking into consideration market conditions and any legal restrictions.

 (b) Equity Securities (Emerging Markets Bond, Emerging Markets Local Currency Bond, and Institutional Emerging Markets Bond Funds) Invest in various types of equity securities and securities that are convertible into, or which carry warrants for, common stocks or other equity securities if, as a result, more than 10% of the fund’s total assets would be invested in such securities. However, the fund will not directly purchase common stock if it already holds more than 5% of its total assets in common stocks. Any shares of common stock that are received through a reorganization, restructuring, exercise, exchange, conversion, or similar action that cause the fund to hold more than 5% of its total assets in common stocks will be sold within a reasonable timeframe taking into consideration market conditions and any legal restrictions.

 (c) Equity Securities (Floating Rate, High Yield, Institutional High Yield, Institutional Floating Rate, and U.S. High Yield Funds) Invest in equity securities, including common and preferred stocks and securities that are convertible into, or which carry warrants for, common stocks or other equity securities if, as a result, more than 20% of the fund’s net assets would be invested in such securities.

 (d) Equity Securities (Dynamic Global Bond Fund) Invest in stocks, warrants, and other equity securities if, as a result, more than 10% of the fund’s total assets would be invested in such securities. Investments in convertible securities and contingent capital securities are not subject to this limit.

 (e) Equity Securities (Global High Income Fund) Invest in stocks, warrants, and other equity securities if, as a result, more than 5% of the fund’s total assets would be invested in such securities. Investments in convertible securities and contingent capital securities are not subject to this limit.

 (f) Equity Securities (Summit Municipal Income and Summit Municipal Intermediate Funds) Purchase shares of common stock issued by operating companies, although the fund may occasionally purchase equity securities or securities convertible into equity securities, including equity securities issued by investment companies consistent with the fund’s investment strategies.

 (g) Equity Securities (State Tax-Free and Tax-Free Funds) Purchase any equity security or security convertible into an equity security, provided that the funds (other than the Money Market Funds) may invest up to 10% of total assets in equity securities that pay tax-exempt dividends and that are otherwise consistent with the funds’ investment objectives and, further provided, that Money Market Funds may invest up to 10% of total assets in equity securities of other tax-free open-end money market funds.

(17) (a) Convertible Securities and Warrants (Inflation Protected Bond and New Income Funds) Invest in preferred stocks and securities that are convertible into, or that carry warrants for, common stocks or other equity securities if, as a result, more than 20% of the fund’s total assets would be invested in such securities.

 (b) Convertible Securities and Warrants (Institutional Long Duration Credit, International Bond, International Bond (USD Hedged), and Total Return Funds; and Floating Rate Multi-Sector Account Portfolio) Invest in preferred stocks and securities that are convertible into, or that carry warrants for, common stocks or other equity securities if, as a result, more than 10% of the fund’s total assets would be invested in such securities.

(18) (a) Currency Derivatives (Floating Rate, High Yield, Inflation Protected Bond, Institutional Floating Rate, Institutional High Yield, Limited Duration Inflation Focused Bond, New Income, Total Return, and U.S. High Yield Funds; and Floating Rate Multi-Sector Account Portfolio) Commit more than 20% of its total assets to any combination of currency derivatives.

 (b) Currency Derivatives (Credit Opportunities Fund) Commit more than 50% of its total assets to any combination of currency derivatives.

 (c) Currency Derivatives (Balanced, Corporate Income, Institutional Long Duration Credit, Spectrum II, and Short-Term Bond Funds; and Mortgage-Backed Securities Multi-Sector Account Portfolio) Commit more than 10% of its total assets to any combination of currency derivatives.

(19) Participation Notes (Asia Opportunities, China Evolution Equities, Emerging Europe, Emerging Markets Stock, Emerging Markets Discovery Stock, European Stock, Global Allocation, Global Growth Stock, Global Stock, Global Value Equity, Institutional International Disciplined Equity, Integrated Global Equity, International Disciplined Equity, International Discovery, Institutional Emerging Markets Equity, International Value Equity, International Stock, Japan, Latin America, New Asia, Overseas Stock, and Real Assets Funds) Invest in participation notes (P-Notes) if, as a result, more than 20% of the fund’s total assets would be invested in such instruments.

(20) Residual Interest Securities (California Tax-Free Bond, Georgia Tax-Free Bond, Intermediate Tax-Free High Yield, Maryland Short-Term Tax-Free Bond, Maryland Tax-Free Bond, New Jersey Tax-Free Bond, New York Tax-Free Bond, Tax-Free High Yield, Tax-Free Income, Tax-Free Short-Intermediate, Summit Municipal Intermediate, and Virginia Tax-Free Bond Funds) Invest in residual securities if, as a result, more than 10% of the fund’s total assets would be invested in such instruments.

(21) Structured Notes (Real Assets Fund) Invest in structured notes if, as a result, more than 10% of the fund’s total assets would be invested in such instruments.

(22) Trade Claims (Credit Opportunities, Floating Rate, Global High Income Bond, High Yield, Institutional Floating Rate, Institutional High Yield, and U.S. High Yield Funds) Invest in trade claims if, as a result, more than 10% of the fund’s total assets would be invested in such instruments.

(23) Zero Coupon and Pay-in-Kind Bonds (Global Allocation and Spectrum II Funds) Invest more than 10% of its total assets in zero coupon and pay-in-kind bonds.

(24) Non-U.S. Dollar Denominated Securities (Short Duration Income, Short-Term Bond Fund, and Ultra Short-Term Bond Funds; and Mortgage-Backed Securities Multi-Sector Account Portfolio) Invest in non-U.S. dollar-denominated foreign debt instruments if, as a result, more than 10% of the fund’s total assets (excluding reserves) would be invested in such instruments.

(25) Non-U.S. Dollar Denominated Securities (Short Duration income, Short-Term Bond Fund, and Ultra Short-Term Bond Funds and Mortgage-Backed Securities Multi-Sector Account Portfolio) Invest in non-U.S. dollar-denominated foreign debt instruments if, as a result, more than 10% of the fund’s total assets (excluding reserves) would be invested in such instruments.

(26) (a) Foreign Securities (Blue Chip Growth, Diversified Mid-Cap Growth, Dividend Growth, Equity Income, Growth Stock, Hedged Equity, Institutional Large-Cap Core Growth, Institutional Mid-Cap Equity Growth, Large-Cap Value, Mid-Cap Growth, Mid-Cap Value, Real Estate, Tax-Efficient Equity, U.S. Equity Research, and Value Funds) Invest in foreign securities if, as a result, more than 25% of the fund’s total assets would be invested in such instruments.

 (b) Foreign Securities (Financial Services, Health Sciences and Science & Technology Funds) Invest in foreign securities if, as a result, more than 35% of the fund’s total assets would be invested in such instruments.

 (c) Foreign Securities (All-Cap Opportunities, Institutional Small-Cap Stock, Large-Cap Growth, New Horizons, Small-Cap Stock, Small-Cap Value, and U.S. Large-Cap Core Funds) Invest in foreign securities if, as a result, more than 15% of the fund’s total assets would be invested in such instruments.

 (d) Foreign Securities (Spectrum Moderate Allocation, Spectrum Moderate Growth Allocation, and Spectrum Conservative Allocation Funds) Invest in foreign securities if, as a result, more than 40% of the fund’s net assets would be invested in such instruments, provided that the bond portion of the fund may be invested without limitation in U.S. dollar-denominated bonds issued by foreign companies.

 (e) Foreign Securities (Balanced Fund) Invest in foreign securities if, as a result, more than 35% of the fund’s net assets would be invested in such instruments, provided that the bond portion of the fund may be invested without limitation in U.S. dollar-denominated bonds issued by foreign companies.

 (f) Foreign Securities (Integrated U.S. Small-Cap Growth Equity Fund) Invest in foreign securities if, as a result, more than 10% of the fund’s total assets would be invest in such instruments.

(27) Loans (All Funds) Make loans to T. Rowe Price and its affiliates.

NOTES

The following notes should be read in connection with the above-described operating policies. The notes are not operating policies.

For purposes of operating policy (3), an illiquid investment is an investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the security.

For purposes of operating policy (5), margin purchases are not considered borrowings and effecting a short sale will be deemed to not constitute a margin purchase.

If a fund is subject to an 80% name test as set forth in its prospectus, the 80% investment policy will be based on the fund’s net assets plus any borrowings for investment purposes. For purposes of determining whether a fund invests at least 80% of its net assets in a particular country or geographic region, unless otherwise disclosed in a fund’s prospectus, the funds use the country assigned to an equity security by MSCI Inc. or another unaffiliated third-party data provider, and the funds use the country assigned to a fixed income security by Bloomberg or another unaffiliated third-party data provider. The funds generally follow this same process with respect to the remaining 20% of net assets but may occasionally make an exception after assessing various factors relating to a company. For example, T. Rowe Price may assign a different country to a holding than the classification made by a third-party data provider in situations where, among other things, the data provider’s classification does not accurately reflect the company’s country of risk, location of management or primary operations, or country with the most sales or revenues or the country classification is deemed to no longer be appropriate (such as significant changes to the company’s business or operations that were not yet taken into consideration by the data provider). If a particular holding is assigned a country by T. Rowe Price and no third-party data provider has assigned that same country, that holding will not be included toward a fund’s 80% investment policy. The data providers use various criteria to determine the country to which a security is economically tied. Examples include the following: (1) the country under which the issuer is organized, (2) the location of the issuer’s principal place of business or principal office, (3) where the issuer’s securities are listed or traded principally on an exchange or over-the-counter market, and (4) where the issuer conducts the predominant part of its business activities or derives a significant portion (e.g., at least 50%) of its revenues or profits. In addition, for purposes of determining whether a particular country is considered a developed market or an emerging market, the stock funds consider a country to be an emerging market if it is not included in an MSCI Inc. developed market index and the bond funds consider a country to be an emerging market if it is either included in a JPMorgan emerging market bond index, or not included in the International Monetary Fund’s list of advanced economies.

Blue Chip Growth, Communications & Technology, Financial Services, Global Technology, Health Sciences, High Yield, Institutional High Yield, Integrated U.S. Small-Cap Growth Equity, Mid-Cap Value, QM U.S. Bond Index, Real Estate, Spectrum Funds II, Summit Income, Summit Municipal, U.S. Equity Research, and Value Funds

Notwithstanding anything in the previously listed fundamental restrictions and operating policies to the contrary, the funds listed above may invest all of their assets in a single investment company or a series thereof in connection with a “master-feeder” arrangement. Such an investment would be made where the funds (a “Feeder”), and one or more other funds with the same investment objective and program as the funds, sought to accomplish their investment objectives and programs by investing all of their assets in the shares of another investment company (the “Master”). The Master would, in turn, have the same investment objective and program as the funds. The funds would invest in this manner in an effort to achieve the economies of scale associated with having a Master fund make investments in portfolio companies on behalf of a number of Feeder funds.

Foreign Investments

In addition to the fundamental restrictions and operating policies previously described, some foreign countries limit or prohibit all direct foreign investment in the securities of their companies. However, P-notes may sometimes be used to gain access to these markets. In addition, the governments of some countries have authorized the organization of investment funds to permit indirect foreign investment in such securities. For tax purposes, these funds may be known as Passive Foreign Investment Companies.

Funds-of-Funds

There is no limit on the amount the Spectrum Funds and Target Date Funds may own of the total outstanding voting securities of other Price Funds.

CUSTODIAN AND FUND ACCOUNTING

State Street Bank and Trust Company is the custodian for the funds’ U.S. securities and cash, but it does not participate in the funds’ investment decisions. Portfolio securities purchased in the United States are maintained in the custody of the bank and may be entered into the Federal Reserve Book Entry System, the security depository system of the Depository Trust Corporation, or any central depository system allowed by federal law. In addition, funds investing in municipal securities are authorized to maintain certain of their securities, in particular, variable rate demand notes, in uncertificated form, in the proprietary deposit systems of various dealers in municipal securities. State Street Bank’s main office is at One Lincoln Street, Boston, Massachusetts 02111. State Street Bank maintains shares of the Funds-of-Funds in the book entry system of the funds’ transfer agent, T. Rowe Price Services, Inc.

All funds that can invest in foreign securities have entered into a Custodian Agreement with JPMorgan Chase Bank, London, pursuant to which portfolio securities that are purchased outside the United States are maintained in the custody of various foreign branches of JPMorgan and such other custodians, including foreign banks and foreign securities depositories as are approved in accordance with regulations under the 1940 Act. The address for JPMorgan is Woolgate House, Coleman Street, London, EC2P 2HD, England.

T. Rowe Price and BNY Mellon, subject to the oversight of T. Rowe Price, each provide certain fund accounting services to the Price Funds.

CODE OF ETHICS

The funds; their investment adviser (T. Rowe Price) and investment subadviser (Price Investment Management, Price International, Price Hong Kong, Price Japan, and/or Price Singapore), if applicable; and their principal underwriter (T. Rowe Price Investment Services) have adopted a written Code of Ethics and Conduct pursuant to Rule 17j-1 under the 1940 Act, which requires persons with access to investment information (Access Persons) to obtain prior clearance before engaging in most personal securities transactions. Transactions must be executed within three business days of their clearance. In addition, all Access Persons must report their personal securities transactions within 30 days after the end of the calendar quarter. Aside from certain limited transactions involving securities in certain issuers with high trading volumes, Access Persons are typically not permitted to effect transactions in a security if: there are pending client orders in the security; the security has been purchased or sold by a client within seven calendar days; the security is being considered for purchase for a client; a change has occurred in T. Rowe Price’s rating of the security within seven calendar days prior to the date of the proposed transaction; or the security is subject to internal trading restrictions. In addition, Access Persons are prohibited from profiting from short-term trading (e.g., purchases and sales involving the same security within 60 days). Any person becoming an Access Person must file a statement of personal securities holdings within 10 days of the date of becoming an Access Person. All Access Persons are required to file an annual statement with respect to their personal securities holdings. Any material violation of the Code of Ethics is reported to the Boards of the funds. The Boards also review the administration of the Code of Ethics on an annual basis.

DISCLOSURE OF FUND PORTFOLIO INFORMATION

Each Price Fund’s complete portfolio holdings as of their fiscal year-ends are disclosed in their annual shareholder reports and their complete portfolio holdings as of their fiscal mid-point are disclosed in their semiannual shareholder reports. The annual and semiannual shareholder reports are transmitted to the funds’ shareholders within 60 days of the period covered. The shareholder reports are also filed with the SEC and publicly available immediately upon filing with the SEC. The Price Funds (other than the money market funds) also publicly disclose their complete portfolio holdings as of their first and third fiscal quarter-ends on Form N-PORT, along with other fund information. Form N-PORT is filed with the SEC each quarter, and the fund’s complete portfolio holdings as of its first and third fiscal quarter-ends are made publicly available 60 days after the end of each quarter. Form N-PORT is not sent to shareholders. At the discretion of the investment adviser, under certain conditions, the shareholder reports and Form N-PORT may include up to 5% of a fund’s holdings under the caption “Miscellaneous Securities” without identifying specific securities held by the fund. Generally, a holding would not be individually identified if it is determined that its disclosure could be harmful to the fund or its shareholders. A holding will not be excluded for these purposes from a fund’s SEC filings for more than one year. The money market funds file detailed month end portfolio holdings information on Form N–MFP with the SEC each month. Form N–MFP is publicly available immediately upon filing with the SEC.

In addition, most Price Funds disclose their calendar quarter-end portfolio holdings on troweprice.com 15 calendar days after each quarter-end. At the discretion of the investment adviser, these holdings reports may also exclude the issuer name and other information relating to a holding in order to protect the fund’s interests and to prevent harm to the fund or its shareholders, and would instead be listed in one line as “Miscellaneous Securities” with the aggregate percentage of the fund’s total assets that they represent. Private placements and other restricted securities may not be individually identified in the holdings that are available on troweprice.com, but must be disclosed in any SEC filings. Money market funds also disclose on troweprice.com their month-end complete portfolio holdings five business days after each month-end and historical information about the fund’s investments for the previous six months, as of the last business day of the preceding month. This information includes, among other things, the percentage of the fund’s investments in daily and weekly liquid assets, the fund’s weighted average maturity and weighted average life, the fund’s market-based net asset value, and the fund’s net inflows and outflows. The calendar quarter-end portfolio holdings will remain on the website for one year and the month end money market fund portfolio holdings will remain on the website for six months. In addition, most Price Funds disclose their 10 largest holdings, along with the percentage of the relevant fund’s total assets that each of the 10 holdings represents, on troweprice.com on the seventh business day after each month-end. These holdings are listed in numerical order based on such percentages of the fund’s assets. Each monthly top 10 list will remain on the website for six months.

The funds’ Boards have adopted policies and procedures with respect to the disclosure of the funds’ portfolio securities and the disclosure of portfolio commentary and statistical information about the funds’ portfolios and their securities. In addition, T. Rowe Price has adopted and implemented policies and procedures reasonably designed to ensure compliance with the policies governing the disclosure of portfolio holdings, including the requirement to first confirm that an appropriate nondisclosure agreement has been obtained from each recipient of nonpublic holdings, the frequency with which portfolio holdings are disclosed, and the length of time required between the effective date of the holdings information and the date on which the information is disclosed. In addition, portfolio holdings with respect to periods prior to the most recent quarter-end may be disclosed upon request, subject to the sole discretion of T. Rowe Price.

This SAI sets forth details of the funds’ policy on portfolio holdings disclosure as well as the funds’ policy on disclosing information about the funds’ portfolios. In adopting the policies, the Boards of the funds took into account the views of the various steering committees of the funds’ investment advisers regarding what information may be disclosed and when and to whom it should be disclosed. The steering committees have oversight responsibilities for managing the Price Funds. Each steering committee comprises senior investment management personnel of T. Rowe Price, Price Investment Management, Price International, Price Hong Kong, Price Japan, and/or Price Singapore. Each committee as a whole determines the funds’ policy on the disclosure of portfolio holdings and related information. The funds’ Boards believe the policies they have adopted are in the best interests of the funds and that they strike an appropriate balance between the desire of some persons for information about the funds’ portfolios and the need to protect the funds from potentially harmful disclosures.

From time to time, officers of the funds, the funds’ investment adviser (and investment subadviser, if applicable) or the funds’ distributor (collectively, “TRP”) may express their views orally or in writing on one or more of the funds’ portfolio securities or may state that the funds have recently purchased or sold one or more securities. Such views and statements may be made to members of the press; shareholders in the funds, persons considering investing in the funds, or representatives of such shareholders or potential shareholders, such as fiduciaries of a 401(k) plan or a trust and their advisers; and rating and ranking organizations such as Lipper Inc. and Morningstar, Inc. The nature and content of the views and statements provided to each of these persons may differ. The securities subject to these views and statements may be ones that were purchased or sold since the funds’ most recent quarter-end and therefore may not be reflected on the list of the funds’ most recent quarter-end portfolio holdings disclosed on the website.

Additionally, TRP may provide oral or written information (portfolio commentary) about the funds, including, but not limited to, how the funds’ investments are divided among various sectors, industries, and countries; value and growth stocks; and small-, mid-, and large-cap stocks and among stocks, bonds, currencies, and cash; types of bonds; bond maturities; bond coupons; and bond credit quality ratings. This portfolio commentary may also include information on how these various weightings and factors contributed to fund performance. TRP may also provide oral or written information (statistical information) about various financial characteristics of the funds or their underlying portfolio securities, including, but not limited to, alpha, beta, R-squared, duration, maturity, information ratio, Sharpe ratio, earnings growth, payout ratio, price/book value, projected earnings growth, return on equity, standard deviation, tracking error, weighted average quality, market capitalization, percent debt to equity, price to cash flow, dividend yield or growth, default rate, portfolio turnover, and risk and style characteristics. This portfolio commentary and statistical information about the funds may be based on the funds’ most recent quarter-end portfolio or on some other interim period such as month-end. The portfolio commentary and statistical information may be provided to members of the press; shareholders in the funds; persons considering investing in the funds; or representatives of such shareholders or potential shareholders, such as fiduciaries of a 401(k) plan or a trust and their advisers; and rating and ranking organizations. The content and nature of the information provided to each of these persons may differ.

TRP may provide aggregate liquidity metrics based on publicly disclosed portfolio holdings to shareholders or any non-shareholder whose request satisfies or serves a legitimate business purpose for the applicable fund. Any other aggregate liquidity metrics require legal or compliance approval and cannot be disclosed without an agreement with the recipient party under which the party undertakes to maintain the funds’ portfolio holdings on a confidential basis and to refrain from trading on the basis of the information.

None of the persons described above will receive any of the information described above if, in the sole judgment of TRP, the information could be used in a manner that would be harmful to the funds. The T. Rowe Price Code of Ethics contains a provision to this effect.

TRP also discloses portfolio holdings in connection with the day-to-day operations and management of the funds. Complete portfolio holdings are disclosed to the funds’ custodians, accounting vendors, and auditors. Portfolio holdings are disclosed to the funds’ pricing service vendors and other persons who provide systems or software support in connection with fund operations, including accounting, compliance support, and pricing. Portfolio holdings may also be disclosed to persons assisting the funds in the voting of proxies. In connection with managing the funds, the funds’ investment advisers and investment subadvisers may use analytical systems provided by third parties who may have access to the funds’ portfolio holdings. Insurance companies that offer shares of the certain Price Funds through variable annuity or variable life insurance contracts receive complete portfolio holdings of applicable Price Funds in order for these companies to comply with certain SEC rules. In all of these situations, the funds or TRP have entered into an agreement with the outside party under which the party undertakes to maintain the funds’ portfolio holdings on a confidential basis and to refrain from trading on the basis of the information. TRP relies on these nondisclosure agreements in determining that such disclosures are not harmful to the funds. The names of these persons and the services they provide are set forth in the following table under “Fund Service Providers” with any additions to the list approved by specified employees of TRP.

In certain limited situations, T. Rowe Price may provide nonpublic portfolio holdings for a fund when T. Rowe Price believes that such disclosure serves a legitimate business purpose and will not be harmful to the fund. Examples include providing holdings to an institutional client (or its custodian or other agent) when the client is effecting a redemption in-kind from one of the Price Funds and in connection with trial agreements with risk analytics vendors, data providers, and other service providers in order to fully evaluate the value of their services. In these situations, T. Rowe Price makes it clear through nondisclosure agreements or other means that the recipient must ensure that the confidential information is used only as necessary to effect the redemption-in-kind or to allow T. Rowe Price to evaluate the services to be provided and that the recipient will not trade on the information and will maintain the information in a manner designed to protect against unauthorized access or misuse.

Additionally, when purchasing and selling its securities through broker-dealers, requesting bids on securities, obtaining price quotations on securities, as required by ratings and rankings organizations, as well as in connection with litigation involving the funds’ portfolio securities, the funds may disclose one or more of their securities.

Fund Service Providers

Service Provider	Service

Bank of New York Mellon	Fund Accounting, Middle Office, and/or Typesetting

Bloomberg	Pricing and Data Vendor
Bloomberg BVAL	Pricing Vendor
Bloomberg Port	Fixed Income Risk Modeling and Analytics Vendor
Broadridge	Printing and Mailing Vendor
Broadridge Systems	Systems Vendor
Cassini Systems, Inc.	Systems Vendor

Cenotech Solutions LLC	Systems Vendor

Charles River	Systems Vendor
Donnelley Financial Solutions	Filing, Printing, and Mailing Vendor
DTCC Derivatives Repository Ltd.	Systems Vendor
Duco Technology Limited	Systems Vendor
Ernst & Young LLP	Systems Vendor and Data Services
eVestment Alliance	Systems Vendor
FactSet	Systems Vendor
FlexTrade Systems	Systems Vendor
Global Relay	Records Management Vendor
ICE Data Services	Pricing and Systems Vendor
IHS Markit	Pricing and Data Vendor
ISS	Proxy and Systems Vendor
Intercontinental Exchange, Inc.	Fixed Income Analytics
Investor Tools, Inc.	Fixed Income Analytics
JPMorgan	Custodian and Securities Lending Agent
KPMG	Audit and Tax Services
Linedata	Fund Accounting Oversight Platform Vendor
Lionbridge	Translation Vendor
MBI Solutions, LLC	Systems Vendor
MicroFocus	Systems Vendor
MSCI	Market, Liquidity, and Risk Modeling Vendor
Portware, LLC	Systems Vendor
PricewaterhouseCoopers LLP	Independent Registered Public Accounting Firm
RR Donnelley	Systems, Printing, and Mailing Vendor
Refinitiv	Pricing Vendor
SS&C Technologies Holdings	Systems Vendor

State Street Corporation	Custodian, Fund Accounting, Securities Lending Agent, and/or Transfer Agent

Style Analytics	Systems Vendor
Thebigword	Translation Vendor
Toppan Merrill	Printing and Mailing Vendor

Service Provider	Service
TradingHub Group Limited	Systems Vendor
VSS, LLC	Systems Vendor
PRICING OF SECURITIES

All Price Funds (Except Money Market Funds and Funds-of-Funds)

Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the OTC market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

Debt securities are generally traded in the OTC market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Futures contracts are valued at closing settlement prices. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers.

Investments in private investment companies are valued at the investee’s NAV per share as of the valuation date, if available. If the investee’s NAV is not available as of the valuation date or is not calculated in accordance with GAAP, the Valuation Designee may adjust the investee’s NAV to reflect fair value at the valuation date.

Price Funds Investing in Foreign Securities

Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction.

Trading in the portfolio securities of the funds may take place in various foreign markets on certain days (such as Saturday) when the funds are not open for business and do not calculate their NAV. As a result, NAVs may be significantly affected by trading on days when shareholders cannot make transactions. In addition, trading in the funds’ portfolio securities may not occur on days when the funds are open. The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE if the Valuation Designee determines that developments between the close of a foreign market and the close of the NYSE (normally 4 p.m. ET) will affect the value of some or all of a fund’s portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decides whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation Designee cannot predict how often it will use quoted prices or how often it will determine it necessary to adjust those prices to reflect fair value.

Money Market Funds

In accordance with Rule 2a-7 under the 1940 Act, the funds value their securities at amortized cost, which approximates fair value. Securities for which amortized cost is deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Designee, in accordance with fair valuation policies and procedures.

Price Funds Investing in Other Price Funds

Investments in the underlying Price Funds held by each fund are valued at their closing NAV per share on the day of valuation.

Price Funds Investing in Hedge Funds

The Valuation Designee relies primarily on the limited pricing and valuation information provided by the hedge fund managers in order to value its hedge fund investments. The Valuation Designee attempts, to the extent possible, to review the valuation methodology utilized by a hedge fund to gauge whether its principles of fair value are consistent with those used by the funds for valuing their own investments. The Valuation Designee will seek as much information as possible from the hedge fund in order to value its investment and determine the fair value of its interest in the hedge fund based on all relevant circumstances. This may include the most recent estimated NAV and estimated returns reported by the hedge fund, as well as accrued management fees and any other relevant information available at the time the fund values its assets.

All Price Funds

Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Board has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.

The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security. The Price Funds rely on various sources to calculate their NAVs. The information may be provided by third parties that are believed to be reliable, but the information may not be accurate due to errors by fund accounting providers, pricing sources, technological issues, or otherwise.

NET ASSET VALUE PER SHARE

The purchase and redemption price of the funds’ shares is equal to the funds’ NAV per share or share price. The funds determine their NAV per share by subtracting their liabilities (including accrued expenses and dividends payable) from their total assets (the market value of the securities the funds hold plus cash and other assets, including income accrued but not yet received) and dividing the result by the total number of shares outstanding. The NAV per share of the funds is calculated as of the close of regular trading on the NYSE, normally 4 p.m. ET, every day the NYSE is open for trading. However, the NAV may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC.

Determination of NAV (and the offering, sale, redemption, and purchase of shares) for the funds may be suspended at times (a) during which the NYSE is closed, other than customary weekend and holiday closings; (b) during which trading on the NYSE is restricted; (c) during which an emergency exists as a result of which disposal by the funds of securities owned by them is not reasonably practicable or it is not reasonably practicable for the funds fairly to determine the value of their net assets; or (d) during which a governmental body having jurisdiction over the funds may by order permit such a suspension for the protection of the funds’ shareholders, provided that applicable rules and regulations of the SEC (or any succeeding governmental authority) shall govern as to whether the conditions prescribed in (b), (c), or (d) exist. Under certain limited conditions, a money market fund may accept and process purchase and redemption orders during times that the NYSE is not open for trading.

Money Market Funds

Maintenance of Retail and Government Money Market Funds’ Net Asset Value per Share at $1.00

It is the current policy of all TRP money market funds to attempt to maintain a net asset value of $1.00 per share by using the amortized cost method of valuation permitted by Rule 2a-7 under the 1940 Act. Under this method, securities are valued by reference to the funds’ acquisition costs as adjusted for amortization of premium or accumulation of discount, rather than by reference to their market value. Under Rule 2a-7:

(a) The Boards must establish written procedures reasonably designed, taking into account current market conditions and the funds’ investment objectives, to stabilize the funds’ net asset value per share, as computed for the purpose of distribution, redemption, and repurchase, at a single value;

(b) The funds must (i) maintain a dollar-weighted average portfolio maturity appropriate to their objective of maintaining a stable price per share; (ii) not purchase any instrument with a remaining maturity greater than 397 calendar days, except for certain adjustable rate government securities or other instruments that meet the requirements of Rule 2a-7; (iii) maintain a dollar-weighted average portfolio maturity of 60 calendar days or less; (iv) maintain a dollar-weighted average life of 120 calendar days or less; (v) not acquire any security other than a “weekly liquid asset,” as defined in Rule 2a-7, unless they hold at least 30% (at least 50% effective April 2, 2024) of their total assets in weekly liquid assets; and (vi) for the taxable funds, not acquire any security other than a “daily liquid asset,” as defined in Rule 2a-7, unless they hold at least 10% (at least 25% effective April 2, 2024) of their total assets in daily liquid assets;

(c) The funds must limit their purchase of portfolio instruments, including repurchase agreements, to those U.S. dollar-denominated instruments that the funds’ Boards determine present minimal credit risks and that are eligible securities as defined by Rule 2a-7; and

(d) The Boards must determine that (i) it is in the best interest of the funds and the shareholders to maintain a stable net asset value per share under the amortized cost method, and (ii) the funds will continue to use the amortized cost method only as long as the Boards believe that it fairly reflects the market-based net asset value per share.

Although each fund believes that it will be able to maintain its net asset value at $1.00 per share under most conditions, there can be no absolute assurance that they will be able to do so on a continuous basis. If a retail or government fund’s net asset value per share declined, or was expected to decline, below $1.00 (rounded to the nearest one cent), the Board of the fund might temporarily reduce or suspend dividend payments in an effort to maintain the net asset value at $1.00 per share. As a result of such reduction or suspension of dividends, an investor would receive less income during a given period than if such a reduction or suspension had not taken place. Such action could result in an investor receiving no dividend during this period and receiving, upon redemption, a price per share lower than the price paid. On the other hand, if the funds’ net asset value per share were to increase, or were anticipated to increase, above $1.00 (rounded to the nearest one cent), the Boards of the funds might supplement dividends in an effort to maintain the net asset value at $1.00 per share.

DIVIDENDS AND DISTRIBUTIONS

Unless you elect otherwise, or it is not permitted by the fund, capital gain distributions and ordinary dividends, if any, will be reinvested on the reinvestment date using the net asset values per share on that date. The reinvestment date normally precedes the payment date by one day, although the exact timing is subject to change and can be as great as 10 days.

TRANSACTIONS IN-KIND

Redemptions In-Kind

Certain Price Funds have filed with the SEC a notice of election under Rule 18f-1 of the 1940 Act. This election permits a fund to effect a redemption in-kind if, in any 90-day period, a shareholder redeems: (i) more than $250,000 from the fund or (ii) redeems more than 1% of the fund’s net assets. If either of these conditions is met, the fund has the right to pay the difference between the redemption amount and the lesser of these two figures with securities from the fund’s portfolio rather than in cash.

In the unlikely event a shareholder receives a redemption in-kind of portfolio securities from a fund, it would be the responsibility of the shareholder to dispose of the securities. The shareholder would be subject to the risks that the value of the securities could decline prior to their sale, the securities could be difficult to sell, and brokerage fees could be incurred.

The Price Funds may also redeem securities in-kind to certain affiliates according to procedures adopted by the Price Funds’ Boards. The procedures generally require a pro-rata distribution of the fund’s securities subject to certain limited exceptions. Securities that may be excluded from an in-kind distribution include, among others: private placements and other holdings that cannot be transferred or have other legal restrictions, such as certain types of derivatives; de minimis positions; positions being eliminated by the distributing fund and that will not be held by the receiving shareholder; and positions used as collateral. Any securities that are excluded from an in-kind distribution are not selected by either the affiliated shareholder nor any other party with the ability and the pecuniary incentive to influence the redemption in-kind.

Price Funds may also effect redemptions in-kind in an effort (a) to manage cash positions, (b) to mitigate certain costs that arise from significant redemption activity or from portfolio turnover in connection with any type of selling activity, including portfolio repositioning and cash raises (e.g., for distributions or redemptions), or (c) other portfolio management purposes. This practice may benefit a fund and its shareholders by reducing the need for a fund to maintain significant cash reserves and/or to sell securities held in the fund to meet redemption requests or other reasons. By doing so, a fund may avoid or reduce cash drag, transaction costs, and capital gain realization that could otherwise arise from reserves maintained or securities sold. There is a risk that this activity could negatively impact the NAV of the fund. With respect to these redemptions in-kind, shareholders will receive either a pro rata basket or a custom basket of securities valued in the same manner as they are valued for purposes of computing a fund’s NAV. The custom basket would include only securities that have been disclosed as portfolio holdings in the fund’s most recent public holdings disclosure.

Purchases In-Kind

Transactions involving the issuance of fund shares for securities or assets other than cash will be limited to (1) bona fide reorganizations; (2) statutory mergers; or (3) other acquisitions of portfolio securities that: (a) meet the investment objectives and investment policies of the funds; (b) are generally acquired for investment and not for resale; (c) have a value that is readily ascertainable, which may include securities listed or traded in a recognized U.S. or international exchange or market; and (d) are not illiquid. The securities received in-kind must be deemed by the fund’s portfolio manager to be appropriate, in type and amount, for investment by the fund receiving the securities in light of its investment objectives, investment programs and policies, and its current holdings.

TAX STATUS

The tax discussion in the prospectus and this SAI provides only a brief summary of some of the tax consequences affecting the funds and the shareholders of the funds in general under the U.S. federal income tax law. You may also be subject to foreign, state, and local laws, which are not discussed here. No attempt has been made to discuss tax consequences specifically applicable to any particular shareholder. You should discuss with your tax adviser to determine tax consequences applicable to you and your investments.

Taxation of the Funds

The funds intend to qualify as “regulated investment companies” under Subchapter M of the Code. A number of factors could adversely affect the fund’s qualification as a regulated investment company, including the lack of clear tax guidance in applying certain tests under Subchapter M of the Code and sudden geopolitical and market events affecting the fund’s ability to adjust its portfolio. If, in any taxable year, a fund does not qualify as a regulated investment company under the Code: (1) the fund would be taxed at the normal corporate rates on the entire amount of its taxable income, if any, without a deduction for dividends or other distributions to shareholders; (2) the fund’s distributions, to the extent made out of the fund’s current or accumulated earnings and profits, would be taxable to shareholders as ordinary dividends regardless of whether they would otherwise have been considered capital gain dividends; (3) the fund’s distributions may qualify for taxation at a reduced rate for non corporate shareholders and for the deduction for dividends received by corporations; and (4) foreign tax credits and qualified REIT dividends, as explained in “Taxation of Fund Shareholders” below, would not “pass through” to shareholders. A fund may avoid losing its qualification as a regulated investment company under certain circumstances by using remedies provided in the Code, but such remedies may still result in a significant tax penalty to the fund.

To be entitled to the special tax benefits applicable to regulated investment companies, the funds will be required to distribute the sum of 90% of their investment company taxable income and 90% of their net tax-exempt income, if any, each year. The investment company taxable income may include income required to be accrued before the fund receives cash associated with such income (e.g., an original issue discount or market discount associated with debt obligations) and income or gains allocated from an investment in a partnership. In order to avoid federal income tax, the funds must distribute all of their investment company taxable income, including any accrued income, and realized long-term capital gains for each fiscal year within 12 months after the end of the fiscal year. To avoid federal excise tax, the funds must declare dividends by December 31 of each year equal to at least 98% of ordinary income (as of December 31) and 98.2% of capital gains (as of October 31) and distribute such amounts prior to February 1 of the following calendar year. In some cases, a fund may have to make additional dividend distributions on subsequently determined undistributed income for a prior tax year. Shareholders are required to include such distributions in their income for federal income tax purposes whether dividends and capital gain distributions are paid in cash or in additional shares. If a fund is not able to meet the distribution requirements, the fund may have to pay tax on the undistributed income.

Taxation of Fund Shareholders

For individual shareholders, a portion of the funds’ ordinary dividends representing “qualified dividend income” may be subject to tax at the lower rate applicable to long-term capital gains, rather than ordinary income. “Qualified dividend income” is composed of certain dividends received from domestic and qualified foreign corporations. It excludes dividends representing payments in lieu of dividends related to loaned securities, dividends received on certain hedged positions, dividends on nonqualified foreign corporations, and dividends on stocks the funds have not held for more than 60 days during the 121-day period beginning 60 days before the stock became ex-dividend (90 and 181 days for certain preferred stock). Individual shareholders can only apply the lower rate to the qualified portion of the funds’ dividends if they have held the shares in the funds on which the dividends were paid for the holding period surrounding the ex-dividend date of the funds’ dividends. Little, if any, of the ordinary dividends paid by the bond, money market, Global Real Estate or Real Estate Funds, is expected to qualify for this lower rate.

For taxable years beginning after December 31, 2017 and before January 1, 2026, certain taxpayers, such as individuals, trusts and estates, may be eligible to claim, subject to limitations, a 20% federal income tax deduction for certain qualified business income, including “qualified REIT dividends” from real estate investment trusts and “qualified publicly traded partnership income” from publicly traded partnerships (PTPs). The IRS has issued final regulations allowing mutual funds to pass through qualified REIT dividends to their shareholders. A fund that decides to pass through the qualified REIT dividends will report such dividends to its shareholders in accordance with the IRS requirements. Due to the lack of IRS guidance on passing through qualified publicly traded partnership income, a fund that invests directly or indirectly in PTPs will not pass through any qualified publicly traded partnership income derived by the fund. As a result, investors that invest directly in PTPs may be entitled to this 20% deduction for qualified publicly traded partnership income while shareholders in a fund that invests directly or indirectly in PTPs will not be entitled to this 20% deduction for qualified publicly traded partnership income derived by the fund.

For corporate shareholders, a portion of the funds’ ordinary dividends may be eligible for the deduction for dividends received by corporations to the extent the funds’ income consists of dividends paid by U.S. corporations. This deduction does not include dividends representing payments in lieu of dividends related to loaned securities, dividends received on certain hedged positions, dividends received from certain foreign corporations, and dividends on stocks the funds have not held for more than 45 days during the 91-day period beginning 45 days before the stock became ex-dividend (90 and 181 days for certain preferred stock). Corporate shareholders can only apply the lower rate to the qualified portion of the funds’ dividends if they have held the shares in the funds on which the dividends were paid for the holding period surrounding the ex-dividend date of the funds’ dividends. Little, if any, of the ordinary dividends paid by the international equity funds (and the global funds that hold significant non-U.S. securities) or the bond and money market funds is expected to qualify for this deduction. Long-term capital gain distributions paid by the funds are not eligible for the dividends-received deduction.

A fund that earns interest income may, in its discretion, designate all or a portion of ordinary dividends as Section 163(j) interest dividends, which would allow the recipient to treat the designated portion of such dividends as interest income for purposes of determining interest expense deduction limitation under Section 163(j) of the Code. Section 163(j) interest dividends, if so designated by a fund, will be reported to your financial intermediary or otherwise in accordance with the requirements specified by the IRS. To be eligible to treat a Section 163(j) interest dividend as interest income, you must have held the fund share for more than 180 days during the 361-day period beginning on the date which is 180 days before the date on which the share becomes ex-dividend with respect to such dividend. The holding period requirement does not apply to money market funds or funds that declare interest dividends on a daily basis in an amount equal to at least 90 percent of the fund’s excess section 163(j) interest income and distribute such dividends on a monthly basis.

Dividends and other distributions by a fund are generally treated under the Code as received by the shareholders at the time the dividend or distribution is made. However, any dividend declared by the fund in October, November, or December of any calendar year and payable to shareholders of record on a specified date in such a month shall be deemed to have been received by each shareholder on December 31 of such calendar year and to have been paid by the fund not later than such December 31, provided such dividend is actually paid by the fund during January of the following calendar year.

Dividends of net investment income and distributions of net realized short-term capital gains are taxable to a U.S. shareholder as ordinary income, whether paid in cash or in shares. Distributions of net realized long-term capital gains, if any, that a fund reports as capital gains dividends are taxable as long-term capital gains, whether paid in cash or in shares and regardless of how long a shareholder has held shares of the fund. Such dividends will not be eligible for the dividends received deduction. Dividends and distributions paid by a fund attributable to dividends on stock of U.S. corporations received by the fund, with respect to which the fund meets certain holding period requirements, will be eligible for the deduction for dividends received by corporations. Special rules apply, however, to regular dividends paid to individuals. Such a dividend may be subject to tax at the rates generally applicable to long-term capital gains for individuals, provided that the individual receiving the dividend satisfies certain holding period and other requirements.

The funds may treat a portion of amounts paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in net asset value. This practice, commonly referred to as “equalization,” has no effect on redeeming shareholders or a fund’s total return and reduces the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. Because of uncertainties surrounding some of the technical issues relating to computing the amount of equalization, it is possible that the IRS could challenge the funds’ equalization methodology or calculations, and any such challenge could result in additional dividend income to shareholders and additional tax, interest, or penalties to be paid by the funds.

At the time of your purchase of shares (except in retail and government money market funds), the funds’ net asset value may reflect undistributed income, capital gains, or net unrealized appreciation of securities held by the funds. A subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable as either dividend or capital gain distributions. The funds may be able to reduce the amount of such distributions by utilizing their capital loss carryovers, if any. For federal income tax purposes, the funds are permitted to carry forward any net realized capital losses indefinitely and use such losses, subject to applicable limitations, to offset net capital gains up to the amount of such losses without being required to pay taxes on, or distribute, such gains.

However, the amount of capital losses that can be carried forward and used in any single year may be limited if a fund experiences an “ownership change” within the meaning of Section 382 of the Code. An ownership change generally results when the shareholders owning 5% or more of the fund increase their aggregate holdings by more than 50 percentage points over a three-year period. An increase in the amount of taxable gains distributed to a fund’s shareholders could result from an ownership change. The Price Funds undertake no obligation to avoid or prevent an ownership change, which can occur in the normal course of shareholder purchases and redemptions. Moreover, because of circumstances beyond a fund’s control, there can be no assurance that a fund will not experience, or has not already experienced, an ownership change.

Upon the sale or exchange of your shares in a fund, you will realize a taxable gain or loss equal to the difference between the amount realized and your basis in the shares. A redemption of shares by a fund will be treated as a sale for this purpose. Such gain or loss will be treated as capital gain or loss if the shares are capital assets in your hands and will be long-term capital gain or loss if the shares are held for more than one year and short-term capital gain or loss if the shares are held for one year or less. Any loss realized on a sale or exchange will be disallowed to the extent the shares disposed of are replaced, including replacement through the reinvesting of dividends and capital gains distributions in the fund, within a 61-day period beginning 30 days before and ending 30 days after the disposition of the shares. In such a case, the basis of the shares acquired will be increased to reflect the disallowed loss. Any loss realized by a shareholder on the sale of a fund share held by the shareholder for six months or less will be treated for U.S. federal income tax purposes as a long-term capital loss to the extent of any distributions or deemed distributions of long-term capital gains received by the shareholder with respect to such share during such six-month period.

Net investment income, including interest, dividends, and capital gains, derived by U.S. individuals with income exceeding certain thresholds and certain estates and trusts may be subject to additional income taxes.

Taxation of Foreign Shareholders

Foreign shareholders may be subject to U.S. tax on the sale of shares in any fund, or on distributions of ordinary income and/or capital gains realized by a fund, depending on a number of factors, including the foreign shareholder’s country of tax residence, its other U.S. operations (if any), and the nature of the distribution received. Foreign shareholders should consult their own tax adviser to determine the precise U.S. and local tax consequences to an investment in any fund.

A 30% withholding tax is currently imposed on all or a portion of any dividends, but not on gross proceeds from a fund redemption (until further guidance to the contrary is issued by the U.S. government), paid to: (i) foreign financial institutions, including non-U.S. investment funds and trusts, unless they agree to collect and disclose to the IRS, or in certain cases to their country of residence, information regarding their direct and indirect U.S. account holders or are exempt from these requirements and certify as such and (ii) certain other foreign entities unless they certify certain information regarding their direct and indirect U.S. owners. To avoid withholding, nonexempt foreign financial institutions will need to enter into agreements with the IRS (unless resident in a country that provides for an alternative regime through an intergovernmental agreement with the U.S.) stipulating that they will provide the IRS with certain information (including name, address, and taxpayer identification number) for direct and indirect U.S. account holders, comply with due diligence procedures with respect to the identification of U.S. accounts, report to the IRS certain information with respect to U.S. accounts maintained, and agree to withhold tax on certain payments made to noncompliant foreign financial institutions or to account holders who fail to provide the required information. Other foreign entities will need to provide the name, address, and taxpayer identification number of each substantial U.S. owner or certifications of no substantial U.S. ownership unless certain exceptions apply.

Certain properly reported distributions of qualifying interest income or short-term capital gain made by a fund to its foreign shareholders are exempt from U.S. withholding tax, provided such foreign shareholders furnish valid tax documentation certifying such foreign shareholders’ non-U.S. status. A fund is permitted, but is not required, to report any of its distributions as eligible for such relief, and some distributions (e.g., distributions of interest a fund receives from non-U.S. issuers) are not eligible for this relief. For some funds, T. Rowe Price may choose to report qualifying distributions and apply the withholding tax exemption to those distributions when made to foreign shareholders investing in a fund. If you are investing in these funds through an intermediary, you should check with your intermediary whether any withholding tax would be applied to such distributions. For other funds, T. Rowe Price may choose not to report qualifying distributions or apply the withholding tax exemption to qualifying fund distributions made to foreign shareholders. A foreign shareholder subject to withholding tax on the qualifying fund distributions may have to file a U.S. federal income tax return to reclaim such withholding tax directly from the IRS.

Under the Foreign Investment in Real Property Tax Act of 1980 (FIRPTA), a non-U.S. shareholder is subject to U.S. tax in respect of a disposition of a U.S. real property interest (USRPI) and any gain from such disposition is subject to U.S. federal income tax as if such shareholder were a U.S. person. Such gain is sometimes referred to as “FIRPTA gain.” If a fund is a U.S. real property holding corporation (USRPHC) and is not domestically controlled, any gain realized on the sale or exchange of fund shares by a non-U.S. shareholder that owns at any time during the five-year period ending on the date of disposition more than 5% of a class of fund shares would be FIRPTA gain. The same rule applies to dispositions of fund shares by non-U.S. shareholders but without regard to whether the fund is domestically controlled. A fund will be a

USRPHC if, in general, 50% or more of the fair market value of the fund’s assets consists of USRPIs, including stock of certain U.S. REITs.

The Code provides a look-through rule for distributions of FIRPTA gain when a regulated investment company is classified as a qualified investment entity. A regulated investment entity will be classified as a qualified investment entity if, in general, 50% or more of the regulated investment company’s assets consists of interests in U.S. REITs and other USRPHCs. If a regulated investment company is a qualified investment entity and a non-U.S. shareholder owns more than 5% of a class of fund shares at any time during the one-year period ending on the date of the distribution, the distribution to such non-U.S. shareholder will be treated as gain from the disposition of a USRPI, causing the distribution to be subject to U.S. withholding tax at the applicable corporate tax rate (unless reduced by future regulations), and requiring the non-U.S. shareholder to file a nonresident U.S. income tax return. Also, such gain may be subject to a 30% branch profits tax in the hands of a non-U.S. shareholder that is a corporation. In addition, even if a non-U.S. shareholder does not own more than 5% of a class of fund shares, but the fund is a qualified investment entity, fund distributions of FIRPTA gain will be taxable as ordinary dividends (rather than as capital gain or short-term capital gain dividend) subject to withholding at a 30% or lower treaty rate.

Funds-of-Funds

Each Fund-of-Funds pursues its objective by investing in a diversified portfolio of underlying Price Funds that represent various asset classes and sectors. Dividends, interest, and capital gains earned by the underlying Price Funds with respect to non-U.S. positions may give rise to withholding and other taxes imposed by non-U.S. countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. If more than 50% of the total assets of any given underlying Price Fund at the close of a year consists of non-U.S. stocks or securities (and 50% of the total assets of the fund at the close of the year consists of foreign securities, or, at the close of each quarter, shares of underlying Price Funds), the fund may “pass through” to you certain non-U.S. income taxes (including withholding taxes) paid by the fund or the underlying Price Fund. This means that you would be considered to have received as an additional dividend your share of such non-U.S. taxes, but you may be entitled to either a corresponding tax deduction in calculating your taxable income or, subject to certain limitations, a credit in calculating your U.S. federal income tax.

Short-term capital gains earned by the underlying Price Funds will be ordinary income when distributed to the fund and will not be offset by the fund’s capital losses. Upon the sale or other disposition by the fund of shares of the underlying Price Fund, the fund will realize a capital gain or loss that will be long term or short term, generally depending on the fund’s holding period for the shares. Losses realized upon such redemptions may result in a substantial number of “wash sales” and deferral, perhaps indefinitely, of realized losses to the fund.

If you are neither a resident nor a citizen of the United States or if you are a non-U.S. entity, the fund’s ordinary income dividends (which include distributions of net short-term capital gains) will generally be subject to a 30% U.S. federal withholding tax, unless a lower treaty rate applies.

Distributions by the underlying Price Funds, redemptions of shares in the underlying Price Funds, and changes in asset allocations may result in taxable distributions of ordinary income or capital gains. In addition, the Funds-of-Funds will generally not be able to currently offset gains realized by one underlying Price Fund in which the Funds-of-Funds invest against losses realized by another underlying Price Fund. These factors could affect the amount, timing, and character of distributions to shareholders.

State Tax-Free and Tax-Free Funds

The funds anticipate that substantially all of the dividends to be paid by each fund will be exempt from federal income taxes. It is possible that a portion of the funds’ dividends is not exempt from federal income taxes, such as income from pre-refunding bonds and market discounts. You will receive a Form 1099-DIV, or other IRS forms, as required, reporting the taxability of all dividends. The funds will also advise you of the percentage of your dividends, if any, which should be included in the computation of the AMT. Social Security recipients who receive income dividends from tax-free funds may have to pay taxes on a portion of their Social Security benefits.

Because the income dividends of the funds are expected to be derived from tax-exempt interest on municipal securities, any interest on money you borrow that is directly or indirectly used to purchase fund shares is not deductible. Further, entities or persons that are “substantial users” (or persons related to “substantial users”) of facilities financed by industrial development bonds should consult their tax advisers before purchasing shares of these funds. The income from such bonds may not be tax-exempt for such substantial users.

Foreign Income Taxes

Income received by the funds from sources within various foreign countries may be subject to foreign income taxes. Under the Code, if more than 50% of the value of the funds’ total assets at the close of the taxable year comprises securities issued by foreign corporations or governments, the funds may file an election to “pass through” to the funds’ shareholders any eligible foreign income taxes paid by the funds. Certain funds of funds may also be able to pass through foreign taxes paid by other mutual funds in which they are invested if at least 50% of the value of the funds’ total assets at the end of each fiscal quarter comprises interests in such regulated investment companies. There can be no assurance that the funds will be able to do so. Pursuant to this election, shareholders will be required to: (1) include in gross income, even though not actually received, their pro-rata share of foreign income taxes paid by the funds; (2) treat their pro-rata share of foreign income taxes as paid by them; and (3) either deduct their pro-rata share of foreign income taxes in computing their taxable income or use it as a foreign tax credit against U.S. income taxes subject to certain limitations (but not both). A deduction for foreign income taxes may only be claimed by a shareholder who itemizes deductions.

In some cases, a fund may determine that it has the right to reclaim foreign taxes paid. If a fund decides to pursue a refund and is successful, the refund may occur in a year after the year of payment. Depending on how the foreign taxes paid were treated by the fund in the year of payment, the fund may be required to reverse any related deduction or credit taken in the year of payment, offset other foreign taxes paid in the year of refund, or remit the refund to the IRS. Therefore, a fund in a year in which it receives foreign tax refunds may have higher distributable income; and if the fund elects to pass through foreign income taxes to shareholders, the shareholders may experience a smaller amount of foreign taxes being passed through to them to the extent such tax refunds offset current year foreign taxes paid.

Foreign Currency Gains and Losses

Foreign currency gains and losses, including the portion of gain or loss on the sale of debt securities attributable to foreign exchange rate fluctuations, are taxable as ordinary income. If the net effect of these transactions is a gain, the ordinary income dividend paid by the funds will be increased. If the result is a loss, the ordinary income dividend paid by the funds will be decreased, or, to the extent such dividend has already been paid, it may be classified as a return of capital. Adjustments to reflect these gains and losses will be made at the end of the funds’ taxable year.

Passive Foreign Investment Companies

The funds may purchase, directly or indirectly, the securities of certain foreign investment funds or trusts, called “passive foreign investment companies” for U.S. tax purposes. Sometimes such investments are the only or primary way to invest in companies in certain countries. Some or all of the capital gains on the sale of such holdings may be considered ordinary income regardless of how long the funds held the investment. In addition, the funds may be subject to corporate income tax and/or an interest charge on certain dividends and capital gains earned from these investments, regardless of whether such income and gains are distributed to shareholders.

To avoid such tax and/or interest, the funds may treat these securities, when possible, as sold on the last day of each of their fiscal years and to recognize any gains for tax purposes at that time; deductions for losses may be allowable only to the extent of any gains resulting from these deemed sales in prior taxable years. Such gains and losses will be treated as ordinary income or losses. The funds will be required to distribute any resulting income, even though they have not sold the security and received cash to pay such distributions.

Investing in Mortgage Entities

Special tax rules may apply to the funds’ investments in entities that invest in or finance mortgage debt. Such investments include residual interests in real estate mortgage investment conduits and interests in a REIT that qualifies as a taxable mortgage pool under the Code or has a qualified REIT subsidiary that is a taxable mortgage pool under the Code. Although it is the practice of the funds not to make such investments, there is no guarantee that the funds will be able to sustain this practice or avoid an inadvertent investment.

Such investments may result in the funds receiving excess inclusion income (EII) in which case a portion of its distributions will be characterized as EII and shareholders receiving such distributions, including shares held through nominee accounts, will be deemed to have received EII. This can result in the funds being required to pay tax on the portion allocated to disqualified organizations: certain cooperatives, agencies, or instrumentalities of a government or international organization and tax-exempt organizations that are not subject to tax on unrelated business taxable income. In addition, such amounts will be treated as unrelated business taxable income to tax-exempt organizations that are not disqualified organizations and will be subject to a 30% withholding tax for shareholders who are not U.S. persons, notwithstanding any exemptions or rate reductions in any relevant tax treaties.

Investing in Partnerships

A fund may invest in partnerships, including private partnerships and publicly-traded partnerships. In the case of investing in a private partnership, a fund would typically invest through a wholly owned subsidiary. An investment in such partnerships may subject the fund or its wholly owned subsidiaries to tax filing and payment obligations in multiple jurisdictions and increase the fund’s tax compliance risk and burden. In some cases, the fund may have exposure to the partnership’s tax liabilities after its sale of the partnership interests. Such tax exposure could reduce the fund’s return to its shareholders.

Taxation of Certain Derivatives

For tax information on certain derivatives, such as options, futures, and forward foreign exchange contracts, please see the “Federal Tax Treatment of Certain Derivatives” section in this SAI.

CAPITAL STOCK

All of the funds are organized as Maryland corporations (Corporations) or series thereof. The funds’ charters authorize the Boards to classify and reclassify any and all shares that are then unissued, including unissued shares of capital stock into any number of classes or series, each class or series consisting of such number of shares and having such designations, such powers, preferences, rights, qualifications, limitations, and restrictions as shall be determined by the Boards subject to the 1940 Act and other applicable law. The shares of any such additional classes or series might therefore differ from the shares of the present class and series of capital stock and from each other as to preferences, conversions, or other rights, voting powers, restrictions, limitations as to dividends, qualifications, or terms or conditions of redemption, subject to applicable law, and might thus be superior or inferior to the capital stock or to other classes or series in various characteristics. The Boards may increase or decrease the aggregate number of shares of stock or the number of shares of stock of any class or series that the funds have authorized to issue without shareholder approval.

Except to the extent that the funds’ Boards might provide that holders of shares of a particular class are entitled to vote as a class on specified matters presented for a vote of the holders of all shares entitled to vote on such matters, there would be no right of class vote unless and to the extent that such a right might be construed to exist under Maryland law. The directors have provided that as to any matter with respect to which a separate vote of any class is required by the 1940 Act, such requirement as to a separate vote by that class shall apply in lieu of any voting requirements established by the Maryland General Corporation Law. Otherwise, holders of each class of capital stock are not entitled to vote as a class on any matter. Accordingly, the preferences, rights, and other characteristics attaching to any class of shares might be altered or eliminated, or the class might be combined with another class or classes, by action approved by the vote of the holders of a majority of all the shares of all classes entitled to be voted on the proposal, without any additional right to vote as a class by the holders of the capital stock or of another affected class or classes.

Shareholders are entitled to one vote for each full share held (and fractional votes for fractional shares held) and will vote in the election of or removal of directors (to the extent hereinafter provided) and on other matters submitted to the vote of shareholders. There will normally be no meetings of shareholders for the purpose of electing directors unless and until such time as less than a majority of the directors holding office have been elected by shareholders, at which time the directors then in office will call a shareholders’ meeting for the election of directors. Except as set forth above, the directors shall continue to hold office and may appoint successor directors. Voting rights are not cumulative, so that the holders of more than 50% of the shares voting in the election of directors can, if they choose to do so, elect all the directors of the funds, in which event the holders of the remaining shares will be unable to elect any person as a director. As set forth in the bylaws of the Corporations, a special meeting of shareholders of the Corporations shall be called by the secretary of the Corporations on the written request of shareholders entitled to cast (a) in the case of a meeting for the purpose of removing a director, at least 10% and (b) in the case of a meeting for any other purpose, at least 25%, in each case of all the votes entitled to be cast at such meeting, provided that any such request shall state the purpose or purposes of the meeting and the matters proposed to be acted on. Shareholders requesting such a meeting must pay to the Corporations the reasonably estimated costs of preparing and mailing the notice of the meeting. The Corporations, however, will otherwise assist the shareholders seeking to hold the special meeting in communicating to the other shareholders of the Corporations to the extent required by Section 16(c) of the 1940 Act.

The series (and classes) set forth in the following table have been established by the Boards under the articles of incorporation of the indicated Corporations. Each series represents a separate pool of assets of the Corporations’ shares and has different objectives and investment policies. Maryland law provides that the debts, liabilities, obligations, and expenses incurred with respect to a particular series or class are enforceable against the assets associated with that series or class only. The articles of incorporation also provide that the Boards may issue additional series of shares. Each share of each fund represents an equal proportionate share in that fund with each other share and is entitled to such dividends and distributions of income belonging to that fund as are declared by the directors. In the event of the liquidation of a fund, each share is entitled to a pro-rata share of the net assets of that fund. Classes represent separate shares in the funds but share the same portfolios as the indicated funds. Each fund is registered with the SEC under the 1940 Act as an open-end management investment company and is a mutual fund.

Corporations	Year of Inception
T. Rowe Price All-Cap Opportunities Fund, Inc. (corporation)(a)	1985
T. Rowe Price All-Cap Opportunities Fund (series)	1985
T. Rowe Price All-Cap Opportunities Fund (Investor Class)	1985
T. Rowe Price All-Cap Opportunities Fund—Advisor Class (class)	2005
T. Rowe Price All-Cap Opportunities Fund—I Class (class)	2015
T. Rowe Price Balanced Fund, Inc. (corporation)	1939
T. Rowe Price Balanced Fund (series)	1939
T. Rowe Price Balanced Fund (Investor Class)	1939
T. Rowe Price Balanced Fund—I Class (class)	2015
T. Rowe Price Blue Chip Growth Fund, Inc. (corporation)	1993
T. Rowe Price Blue Chip Growth Fund (series)	1993
T. Rowe Price Blue Chip Growth Fund (Investor Class)	1993
T. Rowe Price Blue Chip Growth Fund—Advisor Class (class)	2000
T. Rowe Price Blue Chip Growth Fund—I Class (class)	2015
T. Rowe Price Blue Chip Growth Fund—R Class (class)	2002
T. Rowe Price Blue Chip Growth Fund—Z Class (class)	2021
T. Rowe Price Capital Appreciation Fund, Inc. (corporation)(a)	1986
T. Rowe Price Capital Appreciation and Income Fund (series)	2023
T. Rowe Price Capital Appreciation and Income Fund (Investor Class)	2023
T. Rowe Price Capital Appreciation and Income Fund—I Class (class)	2023
T. Rowe Price Capital Appreciation Fund (series)	1986
T. Rowe Price Capital Appreciation Fund (Investor Class)	1986
T. Rowe Price Capital Appreciation Fund—Advisor Class (class)	2004
T. Rowe Price Capital Appreciation Fund—I Class (class)	2015
T. Rowe Price Communications & Technology Fund, Inc. (corporation)	1993
T. Rowe Price Communications & Technology Fund (series)	1993
T. Rowe Price Communications & Technology Fund (Investor Class)	1993
T. Rowe Price Communications & Technology Fund—I Class (class)	2016
T. Rowe Price Corporate Income Fund, Inc. (corporation)	1995
T. Rowe Price Corporate Income Fund (series)	1995
T. Rowe Price Corporate Income Fund (Investor Class)	1995
T. Rowe Price Corporate Income Fund—I Class (class)	2015
T. Rowe Price Corporate Income Fund—Z Class (class)	2021
T. Rowe Price Credit Opportunities Fund, Inc. (corporation)	2014
T. Rowe Price Credit Opportunities Fund (series)	2014
T. Rowe Price Credit Opportunities Fund (Investor Class)	2014
T. Rowe Price Credit Opportunities Fund—Advisor Class (class)	2014
T. Rowe Price Credit Opportunities Fund—I Class (class)	2016
T. Rowe Price Diversified Mid-Cap Growth Fund, Inc. (corporation)	2003
T. Rowe Price Diversified Mid-Cap Growth Fund (series)	2003
T. Rowe Price Diversified Mid-Cap Growth Fund (Investor Class)	2003
T. Rowe Price Diversified Mid-Cap Growth Fund—I Class (class)	2017

Corporations	Year of Inception
T. Rowe Price Dividend Growth Fund, Inc. (corporation)	1992
T. Rowe Price Dividend Growth Fund (series)	1992
T. Rowe Price Dividend Growth Fund (Investor Class)	1992
T. Rowe Price Dividend Growth Fund—Advisor Class (class)	2005
T. Rowe Price Dividend Growth Fund—I Class (class)	2015
T. Rowe Price Dividend Growth Fund—Z Class (class)	2021
T. Rowe Price Equity Funds, Inc. (corporation)	1996
T. Rowe Price Hedged Equity Fund (series)	2023
T. Rowe Price Hedged Equity Fund (Investor Class)	2023
T. Rowe Price Hedged Equity Fund—I Class (class)	2023
T. Rowe Price Hedged Equity Fund—Z Class (class)	2023
T. Rowe Price Institutional Large-Cap Core Growth Fund (series)	2003
T. Rowe Price Institutional Mid-Cap Equity Growth Fund (series)	1996
T. Rowe Price Institutional Small-Cap Stock Fund (series)	2000
T. Rowe Price Large-Cap Growth Fund (series)	2001
T. Rowe Price Large-Cap Value Fund (series)	2000
T. Rowe Price Equity Income Fund, Inc. (corporation)(a)	1985
T. Rowe Price Equity Income Fund (series)	1985
T. Rowe Price Equity Income Fund (Investor Class)	1985
T. Rowe Price Equity Income Fund—Advisor Class (class)	2000
T. Rowe Price Equity Income Fund—I Class (class)	2015
T. Rowe Price Equity Income Fund—R Class (class)	2002
T. Rowe Price Equity Income Fund—Z Class (class)	2021
T. Rowe Price Financial Services Fund, Inc. (corporation)	1996
T. Rowe Price Financial Services Fund (series)	1996
T. Rowe Price Financial Services Fund (Investor Class)	1996
T. Rowe Price Financial Services Fund—I Class (class)	2016
T. Rowe Price Floating Rate Fund, Inc. (corporation)	2011
T. Rowe Price Floating Rate Fund (series)	2011
T. Rowe Price Floating Rate Fund (Investor Class)	2011
T. Rowe Price Floating Rate Fund—Advisor Class (class)	2011
T. Rowe Price Floating Rate Fund—I Class (class)	2016
T. Rowe Price Floating Rate Fund—Z Class (class)	2020
T. Rowe Price Global Allocation Fund, Inc. (corporation)	2013
T. Rowe Price Global Allocation Fund (series)	2013
T. Rowe Price Global Allocation Fund (Investor Class)	2013
T. Rowe Price Global Allocation Fund—Advisor Class (class)	2013
T. Rowe Price Global Allocation Fund—I Class (class)	2016
T. Rowe Price Global Funds, Inc. (corporation)	1989
T. Rowe Price Global Value Equity Fund (Investor Class)	2020
T. Rowe Price Global Value Equity Fund—I Class (class)	2012
T. Rowe Price Institutional Emerging Markets Bond Fund (series)	2006
T. Rowe Price Institutional Emerging Markets Equity Fund (series)	2002
T. Rowe Price Institutional International Disciplined Equity Fund (series)	2010
T. Rowe Price Global Multi-Sector Bond Fund, Inc. (corporation)	2008
T. Rowe Price Global Multi-Sector Bond Fund (series)	2008
T. Rowe Price Global Multi-Sector Bond Fund (Investor Class)	2008
T. Rowe Price Global Multi-Sector Bond Fund—Advisor Class (class)	2008
T. Rowe Price Global Multi-Sector Bond Fund—I Class (class)	2016
T. Rowe Price Global Real Estate Fund, Inc. (corporation)	2008
T. Rowe Price Global Real Estate Fund (series)	2008
T. Rowe Price Global Real Estate Fund (Investor Class)	2008
T. Rowe Price Global Real Estate Fund—Advisor Class (class)	2008
T. Rowe Price Global Real Estate Fund—I Class (class)	2016
T. Rowe Price Global Technology Fund, Inc. (corporation)	2000
T. Rowe Price Global Technology Fund (series)	2000
T. Rowe Price Global Technology Fund (Investor Class)	2000
T. Rowe Price Global Technology Fund—I Class (class)	2016

Corporations	Year of Inception
T. Rowe Price GNMA Fund, Inc. (corporation)(a)	1985
T. Rowe Price GNMA Fund (series)	1985
T. Rowe Price GNMA Fund (Investor Class)	1985
T. Rowe Price GNMA Fund—I Class (class)	2017
T. Rowe Price GNMA Fund—Z Class (class)	2021
T. Rowe Price Government Money Fund, Inc. (corporation)	1976
T. Rowe Price Government Money Fund (series)	1976
T. Rowe Price Government Money Fund (Investor Class)	1976
T. Rowe Price Government Money Fund—I Class (class)	2017
T. Rowe Price Growth Stock Fund, Inc. (corporation)	1950
T. Rowe Price Growth Stock Fund (series)	1950
T. Rowe Price Growth Stock Fund (Investor Class)	1950
T. Rowe Price Growth Stock Fund—Advisor Class (class)	2001
T. Rowe Price Growth Stock Fund—I Class (class)	2015
T. Rowe Price Growth Stock Fund—R Class (class)	2002
T. Rowe Price Growth Stock Fund—Z Class (class)	2020
T. Rowe Price Health Sciences Fund, Inc. (corporation)	1995
T. Rowe Price Health Sciences Fund (series)	1995
T. Rowe Price Health Sciences Fund (Investor Class)	1995
T. Rowe Price Health Sciences Fund—I Class (class)	2016
T. Rowe Price High Yield Fund, Inc. (corporation)	1984
T. Rowe Price High Yield Fund (series)	1984
T. Rowe Price High Yield Fund (Investor Class)	1984
T. Rowe Price High Yield Fund—Advisor Class (class)	2000
T. Rowe Price High Yield Fund—I Class (class)	2015
T. Rowe Price High Yield Fund—Z Class (class)	2020
T. Rowe Price U.S. High Yield Fund (series)	2017
T. Rowe Price U.S. High Yield Fund (Investor Class)	2017
T. Rowe Price U.S. High Yield Fund—Advisor Class (class)	2013(b)
T. Rowe Price U.S. High Yield Fund—I Class (class)	2013(b)
T. Rowe Price Index Trust, Inc. (corporation)	1989
T. Rowe Price Equity Index 500 Fund (series)	1990
T. Rowe Price Equity Index 500 Fund (Investor Class)	1990
T. Rowe Price Equity Index 500 Fund—I Class (class)	2015
T. Rowe Price Equity Index 500 Fund—Z Class (class)	2020
T. Rowe Price Extended Equity Market Index Fund (series)	1998
T. Rowe Price Extended Equity Market Index Fund (Investor Class)	1998
T. Rowe Price Mid-Cap Index Fund (series)	2015
T. Rowe Price Mid-Cap Index Fund (Investor Class)	2015
T. Rowe Price Mid-Cap Index Fund—I Class (class)	2015
T. Rowe Price Mid-Cap Index Fund—Z Class (class)	2020
T. Rowe Price Small-Cap Index Fund (series)	2015
T. Rowe Price Small-Cap Index Fund (Investor Class)	2015
T. Rowe Price Small-Cap Index Fund—I Class (class)	2015
T. Rowe Price Small-Cap Index Fund—Z Class (class)	2020
T. Rowe Price Total Equity Market Index Fund (series)	1998
T. Rowe Price Total Equity Market Index Fund (Investor Class)	1998
T. Rowe Price U.S. Limited Duration TIPS Index Fund (series)	2020
T. Rowe Price U.S. Limited Duration TIPS Index Fund (Investor Class)	2020
T. Rowe Price U.S. Limited Duration TIPS Index Fund—I Class (class)	2020
T. Rowe Price U.S. Limited Duration TIPS Index Fund—Z Class (class)	2020
T. Rowe Price Inflation Protected Bond Fund, Inc. (corporation)	2002
T. Rowe Price Inflation Protected Bond Fund (series)	2002
T. Rowe Price Inflation Protected Bond Fund (Investor Class)	2002
T. Rowe Price Inflation Protected Bond Fund—I Class (class)	2015
T. Rowe Price Inflation Protected Bond Fund—Z Class (class)	2021
T. Rowe Price Institutional Income Funds, Inc. (corporation)	2000
T. Rowe Price Institutional Floating Rate Fund (series)	2008
T. Rowe Price Institutional Floating Rate Fund—F Class (class)	2010
T. Rowe Price Institutional Floating Rate Fund—Z Class (class)	2020
T. Rowe Price Institutional High Yield Fund (series)	2002
T. Rowe Price Institutional Long Duration Credit Fund (series)	2013

Corporations	Year of Inception
T. Rowe Price Integrated Equity Funds, Inc. (corporation)	1997
T. Rowe Price Integrated Global Equity Fund (series)	2016
T. Rowe Price Integrated Global Equity Fund (Investor Class)	2016
T. Rowe Price Integrated Global Equity Fund—I Class (class)	2016
T. Rowe Price Integrated U.S. Large-Cap Value Equity Fund (series)	2016
T. Rowe Price Integrated U.S. Large-Cap Value Equity Fund (Investor Class)	2016
T. Rowe Price Integrated U.S. Large-Cap Value Equity Fund—Advisor Class (class)	2016
T. Rowe Price Integrated U.S. Large-Cap Value Equity Fund—I Class (class)	2016
T. Rowe Price Integrated U.S. Small-Cap Growth Equity Fund (series)	1997
T. Rowe Price Integrated U.S. Small-Cap Growth Equity Fund (Investor Class)	1997
T. Rowe Price Integrated U.S. Small-Cap Growth Equity Fund—Advisor Class (class)	2016
T. Rowe Price Integrated U.S. Small-Cap Growth Equity Fund—I Class (class)	2016
T. Rowe Price Integrated U.S. Small-Mid Cap Core Equity Fund (series)	2016
T. Rowe Price Integrated U.S. Small-Mid Cap Core Equity Fund (Investor Class)	2016
T. Rowe Price Integrated U.S. Small-Mid Cap Core Equity Fund—Advisor Class (class)	2016
T. Rowe Price Integrated U.S. Small-Mid Cap Core Equity Fund—I Class (class)	2016
T. Rowe Price Intermediate Tax-Free High Yield Fund, Inc. (corporation)	2014
T. Rowe Price Intermediate Tax-Free High Yield Fund (series)	2014
T. Rowe Price Intermediate Tax-Free High Yield Fund (Investor Class)	2014
T. Rowe Price Intermediate Tax-Free High Yield Fund—I Class (class)	2017
T. Rowe International Funds, Inc. (corporation)	1979
T. Rowe Price Africa & Middle East Fund (series)	2007
T. Rowe Price Africa & Middle East Fund (Investor Class)	2007
T. Rowe Price Africa & Middle East Fund—I Class (class)	2017
T. Rowe Price Africa & Middle East Fund—Z Class (class)	2021
T. Rowe Price Asia Opportunities Fund (series)	2014
T. Rowe Price Asia Opportunities Fund (Investor Class)	2014
T. Rowe Price Asia Opportunities Fund—Advisor Class (class)	2014
T. Rowe Price Asia Opportunities Fund—I Class (class)	2017
T. Rowe Price China Evolution Equity Fund (series)	2019
T. Rowe Price China Evolution Equity Fund (Investor Class)	2019
T. Rowe Price China Evolution Equity Fund—I Class (class)	2019
T. Rowe Price Dynamic Credit Fund (series)	2019
T. Rowe Price Dynamic Credit Fund (Investor Class)	2019
T. Rowe Price Dynamic Credit Fund—I Class (class)	2019
T. Rowe Price Dynamic Credit Fund—Z Class (class)	2023
T. Rowe Price Dynamic Global Bond Fund (series)	2015
T. Rowe Price Dynamic Global Bond Fund (Investor Class)	2015
T. Rowe Price Dynamic Global Bond Fund—Advisor Class (class)	2015
T. Rowe Price Dynamic Global Bond Fund—I Class (class)	2015
T. Rowe Price Dynamic Global Bond Fund—Z Class (class)	2020
T. Rowe Price Emerging Europe Fund (series)	2000
T. Rowe Price Emerging Europe Fund (Investor Class)	2000
T. Rowe Price Emerging Europe Fund—I Class (class)	2017
T. Rowe Price Emerging Europe Fund—Z Class (class)	2021
T. Rowe Price Emerging Markets Bond Fund (series)	1994
T. Rowe Price Emerging Markets Bond Fund (Investor Class)	1994
T. Rowe Price Emerging Markets Bond Fund—Advisor Class (class)	2015
T. Rowe Price Emerging Markets Bond Fund—I Class (class)	2015
T. Rowe Price Emerging Markets Bond Fund—Z Class (class)	2020
T. Rowe Price Emerging Markets Corporate Bond Fund (series)	2012
T. Rowe Price Emerging Markets Corporate Bond Fund (Investor Class)	2012
T. Rowe Price Emerging Markets Corporate Bond Fund—Advisor Class (class)	2012
T. Rowe Price Emerging Markets Corporate Bond Fund—I Class (class)	2015
T. Rowe Price Emerging Markets Discovery Stock Fund (series)	2015
T. Rowe Price Emerging Markets Discovery Stock Fund (Investor Class)	2015
T. Rowe Price Emerging Markets Discovery Stock Fund—Advisor Class (class)	2015
T. Rowe Price Emerging Markets Discovery Stock Fund—I Class (class)	2017
T. Rowe Price Emerging Markets Discovery Stock Fund—Z Class (class)	2020

Corporations	Year of Inception
T. Rowe Price Emerging Markets Local Currency Bond Fund (series)	2011
T. Rowe Price Emerging Markets Local Currency Bond Fund (Investor Class)	2017
T. Rowe Price Emerging Markets Local Currency Bond Fund—Advisor Class (class)	2011
T. Rowe Price Emerging Markets Local Currency Bond Fund—I Class (class)	2015
T. Rowe Price Emerging Markets Local Currency Bond Fund—Z Class (class)	2020
T. Rowe Price Emerging Markets Stock Fund (series)	1995
T. Rowe Price Emerging Markets Stock Fund (Investor Class)	1995
T. Rowe Price Emerging Markets Stock Fund—I Class (class)	2015
T. Rowe Price Emerging Markets Stock Fund—Z Class (class)	2020
T. Rowe Price European Stock Fund (series)	1990
T. Rowe Price European Stock Fund (Investor Class)	1990
T. Rowe Price European Stock Fund—I Class (class)	2017
T. Rowe Price European Stock Fund—Z Class (class)	2021
T. Rowe Price Global Consumer Fund (series)	2016
T. Rowe Price Global Consumer Fund (Investor Class)	2016
T. Rowe Price Global Growth Stock Fund (series)	2008
T. Rowe Price Global Growth Stock Fund (Investor Class)	2008
T. Rowe Price Global Growth Stock Fund—Advisor Class (class)	2008
T. Rowe Price Global Growth Stock Fund—I Class (class)	2017
T. Rowe Price Global High Income Bond Fund (series)	2015
T. Rowe Price Global High Income Bond Fund (Investor Class)	2015
T. Rowe Price Global High Income Bond Fund—Advisor Class (class)	2015
T. Rowe Price Global High Income Bond Fund—I Class (class)	2015
T. Rowe Price Global Impact Equity Fund (series)	2021
T. Rowe Price Global Impact Equity Fund (Investor Class)	2021
T. Rowe Price Global Impact Equity Fund—I Class (class)	2021
T. Rowe Price Global Industrials Fund (Investor Class)	2013
T. Rowe Price Global Industrials Fund—I Class (class)	2017
T. Rowe Price Global Stock Fund (series)	1995
T. Rowe Price Global Stock Fund (Investor Class)	1995
T. Rowe Price Global Stock Fund—Advisor Class (class)	2006
T. Rowe Price Global Stock Fund—I Class (class)	2017
T. Rowe Price International Bond Fund (series)	1986
T. Rowe Price International Bond Fund (Investor Class)	1986
T. Rowe Price International Bond Fund—Advisor Class (class)	2000
T. Rowe Price International Bond Fund—I Class (class)	2015
T. Rowe Price International Bond Fund—Z Class (class)	2020
T. Rowe Price International Bond Fund (USD Hedged) (series)	2017
T. Rowe Price International Bond Fund (USD Hedged) (Investor Class)	2017
T. Rowe Price International Bond Fund (USD Hedged)—Advisor Class (class)	2017
T. Rowe Price International Bond Fund (USD Hedged)—I Class (class)	2017
T. Rowe Price International Bond Fund (USD Hedged)—Z Class (class)	2021
T. Rowe Price International Disciplined Equity Fund (series)	2014
T. Rowe Price International Disciplined Equity Fund (Investor Class)	2014
T. Rowe Price International Disciplined Equity Fund—Advisor Class (class)	2014
T. Rowe Price International Disciplined Equity Fund—I Class (class)	2017
T. Rowe Price International Discovery Fund (series)	1988
T. Rowe Price International Discovery Fund (Investor Class)	1988
T. Rowe Price International Discovery Fund—I Class (class)	2015
T. Rowe Price International Discovery Fund—Z Class (class)	2020
T. Rowe Price International Stock Fund (series)	1980
T. Rowe Price International Stock Fund (Investor Class)	1980
T. Rowe Price International Stock Fund—Advisor Class (class)	2000
T. Rowe Price International Stock Fund—I Class (class)	2015
T. Rowe Price International Stock Fund—R Class (class)	2002
T. Rowe Price International Stock Fund—Z Class (class)	2020
T. Rowe Price International Value Equity Fund (series)	1998
T. Rowe Price International Value Equity Fund (Investor Class)	1998
T. Rowe Price International Value Equity Fund—Advisor Class (class)	2002
T. Rowe Price International Value Equity Fund—I Class (class)	2015
T. Rowe Price International Value Equity Fund—R Class (class)	2002
T. Rowe Price International Value Equity Fund—Z Class (class)	2020

Corporations	Year of Inception
T. Rowe Price Japan Fund (series)	1991
T. Rowe Price Japan Fund (Investor Class)	1991
T. Rowe Price Japan Fund—I Class (class)	2017
T. Rowe Price Japan Fund—Z Class (class)	2021
T. Rowe Price Latin America Fund (series)	1993
T. Rowe Price Latin America Fund (Investor Class)	1993
T. Rowe Price Latin America Fund—I Class (class)	2017
T. Rowe Price Latin America Fund—Z Class (class)	2021
T. Rowe Price New Asia Fund (series)	1990
T. Rowe Price New Asia Fund (Investor Class)	1990
T. Rowe Price New Asia Fund—I Class (class)	2015
T. Rowe Price New Asia Fund—Z Class (class)	2021
T. Rowe Price Overseas Stock Fund (series)	2006
T. Rowe Price Overseas Stock Fund (Investor Class)	2006
T. Rowe Price Overseas Stock Fund—Advisor Class (class)	2015
T. Rowe Price Overseas Stock Fund—I Class (class)	2015
T. Rowe Price Overseas Stock Fund—Z Class (class)	2020
T. Rowe Price International Index Fund, Inc. (corporation)	2000
T. Rowe Price International Equity Index Fund (series)	2000
T. Rowe Price International Equity Index Fund (Investor Class)	2000
T. Rowe Price International Equity Index Fund—Z Class (class)	2020
T. Rowe Price Limited Duration Inflation Focused Bond Fund, Inc. (corporation)	2006
T. Rowe Price Limited Duration Inflation Focused Bond Fund (series)	2006
T. Rowe Price Limited Duration Inflation Focused Bond Fund (Investor Class)	2006
T. Rowe Price Limited Duration Inflation Focused Bond Fund—I Class (class)	2015
T. Rowe Price Limited Duration Inflation Focused Bond Fund—Z Class (class)	2020
T. Rowe Price Mid-Cap Growth Fund, Inc. (corporation)	1992
T. Rowe Price Mid-Cap Growth Fund (series)	1992
T. Rowe Price Mid-Cap Growth Fund (Investor Class)	1992
T. Rowe Price Mid-Cap Growth Fund—Advisor Class (class)	2000
T. Rowe Price Mid-Cap Growth Fund—I Class (class)	2015
T. Rowe Price Mid-Cap Growth Fund—R Class (class)	2002
T. Rowe Price Mid-Cap Growth Fund—Z Class (class)	2020
T. Rowe Price Mid-Cap Value Fund, Inc. (corporation)	1996
T. Rowe Price Mid-Cap Value Fund (series)	1996
T. Rowe Price Mid-Cap Value Fund (Investor Class)	1996
T. Rowe Price Mid-Cap Value Fund—Advisor Class (class)	2002
T. Rowe Price Mid-Cap Value Fund—I Class (class)	2015
T. Rowe Price Mid-Cap Value Fund—R Class (class)	2002
T. Rowe Price Mid-Cap Value Fund—Z Class (class)	2020
T. Rowe Price Multi-Sector Account Portfolios, Inc. (corporation)	2011
T. Rowe Price Floating Rate Multi-Sector Account Portfolio (series)	2012
T. Rowe Price Mortgage-Backed Securities Multi-Sector Account Portfolio (series)	2012
T. Rowe Price Multi-Strategy Total Return Fund, Inc. (corporation)	2018
T. Rowe Price Multi-Strategy Total Return Fund (series)	2018
T. Rowe Price Multi-Strategy Total Return Fund (Investor Class)	2018
T. Rowe Price Multi-Strategy Total Return Fund—I Class (class)	2018
T. Rowe Price New Era Fund, Inc. (corporation)	1969
T. Rowe Price New Era Fund (series)	1969
T. Rowe Price New Era Fund (Investor Class)	1969
T. Rowe Price New Era Fund—I Class (class)	2015
T. Rowe Price New Horizons Fund, Inc. (corporation)	1960
T. Rowe Price New Horizons Fund (series)	1960
T. Rowe Price New Horizons Fund (Investor Class)	1960
T. Rowe Price New Horizons Fund—I Class (class)	2015
T. Rowe Price New Horizons Fund—Z Class (class)	2020

Corporations	Year of Inception
T. Rowe Price New Income Fund, Inc. (corporation)	1973
T. Rowe Price New Income Fund (series)	1973
T. Rowe Price New Income Fund (Investor Class)	1973
T. Rowe Price New Income Fund—Advisor Class (class)	2002
T. Rowe Price New Income Fund—I Class (class)	2015
T. Rowe Price New Income Fund—R Class (class)	2002
T. Rowe Price New Income Fund—Z Class (class)	2020
T. Rowe Price QM U.S. Bond Index Fund, Inc. (corporation)	2000
T. Rowe Price QM U.S. Bond Index Fund (series)	2000
T. Rowe Price QM U.S. Bond Index Fund (Investor Class)	2000
T. Rowe Price QM U.S. Bond Index Fund—I Class (class)	2020
T. Rowe Price QM U.S. Bond Index Fund—Z Class (class)	2020
T. Rowe Price Real Assets Fund, Inc. (corporation)	2010
T. Rowe Price Real Assets Fund (series)	2010
T. Rowe Price Real Assets Fund (Investor Class)	2010
T. Rowe Price Real Assets Fund—I Class (class)	2015
T. Rowe Price Real Assets Fund—Z Class (class)	2020
T. Rowe Price Real Estate Fund, Inc. (corporation)	1997
T. Rowe Price Real Estate Fund (series)	1997
T. Rowe Price Real Estate Fund (Investor Class)	1997
T. Rowe Price Real Estate Fund—Advisor Class (class)	2004
T. Rowe Price Real Estate Fund—I Class (class)	2015
T. Rowe Price Reserve Investment Funds, Inc. (corporation)	1997
T. Rowe Price Government Reserve Fund (series)	1997
T. Rowe Price Transition Fund (series)	2020
T. Rowe Price Treasury Reserve Fund (series)	2013
T. Rowe Price Retirement Funds, Inc. (corporation)	2002
T. Rowe Price Retirement 2005 Fund (series)	2004
T. Rowe Price Retirement 2005 Fund (Investor Class)	2004
T. Rowe Price Retirement 2005 Fund—Advisor Class (class)	2007
T. Rowe Price Retirement 2005 Fund—I Class (class)	2023
T. Rowe Price Retirement 2005 Fund—R Class (class)	2007
T. Rowe Price Retirement 2010 Fund (series)	2002
T. Rowe Price Retirement 2010 Fund (Investor Class)	2002
T. Rowe Price Retirement 2010 Fund—Advisor Class (class)	2003
T. Rowe Price Retirement 2010 Fund—I Class (class)	2023
T. Rowe Price Retirement 2010 Fund—R Class (class)	2003
T. Rowe Price Retirement 2015 Fund (series)	2004
T. Rowe Price Retirement 2015 Fund (Investor Class)	2004
T. Rowe Price Retirement 2015 Fund—Advisor Class (class)	2007
T. Rowe Price Retirement 2015 Fund—I Class (class)	2023
T. Rowe Price Retirement 2015 Fund—R Class (class)	2007
T. Rowe Price Retirement 2020 Fund (series)	2002
T. Rowe Price Retirement 2020 Fund (Investor Class)	2002
T. Rowe Price Retirement 2020 Fund—Advisor Class (class)	2003
T. Rowe Price Retirement 2020 Fund—I Class (class)	2023
T. Rowe Price Retirement 2020 Fund—R Class (class)	2003
T. Rowe Price Retirement 2025 Fund (series)	2004
T. Rowe Price Retirement 2025 Fund (Investor Class)	2004
T. Rowe Price Retirement 2025 Fund—Advisor Class (class)	2007
T. Rowe Price Retirement 2025 Fund—I Class (class)	2023
T. Rowe Price Retirement 2025 Fund—R Class (class)	2007
T. Rowe Price Retirement 2030 Fund (series)	2002
T. Rowe Price Retirement 2030 Fund (Investor Class)	2002
T. Rowe Price Retirement 2030 Fund—Advisor Class (class)	2003
T. Rowe Price Retirement 2030 Fund—I Class (class)	2023
T. Rowe Price Retirement 2030 Fund—R Class (class)	2003
T. Rowe Price Retirement 2035 Fund (series)	2004
T. Rowe Price Retirement 2035 Fund (Investor Class)	2004
T. Rowe Price Retirement 2035 Fund—Advisor Class (class)	2007
T. Rowe Price Retirement 2035 Fund—I Class (class)	2023
T. Rowe Price Retirement 2035 Fund—R Class (class)	2007

Corporations	Year of Inception
T. Rowe Price Retirement 2040 Fund (series)	2002
T. Rowe Price Retirement 2040 Fund (Investor Class)	2002
T. Rowe Price Retirement 2040 Fund—Advisor Class (class)	2003
T. Rowe Price Retirement 2040 Fund—I Class (class)	2023
T. Rowe Price Retirement 2040 Fund—R Class (class)	2003
T. Rowe Price Retirement 2045 Fund (series)	2005
T. Rowe Price Retirement 2045 Fund (Investor Class)	2005
T. Rowe Price Retirement 2045 Fund—Advisor Class (class)	2007
T. Rowe Price Retirement 2045 Fund—I Class (class)	2023
T. Rowe Price Retirement 2045 Fund—R Class (class)	2007
T. Rowe Price Retirement 2050 Fund (series)	2006
T. Rowe Price Retirement 2050 Fund (Investor Class)	2006
T. Rowe Price Retirement 2050 Fund—Advisor Class (class)	2006
T. Rowe Price Retirement 2050 Fund—I Class (class)	2023
T. Rowe Price Retirement 2050 Fund—R Class (class)	2006
T. Rowe Price Retirement 2055 Fund (series)	2006
T. Rowe Price Retirement 2055 Fund (Investor Class)	2006
T. Rowe Price Retirement 2055 Fund—Advisor Class (class)	2007
T. Rowe Price Retirement 2055 Fund—I Class (class)	2023
T. Rowe Price Retirement 2055 Fund—R Class (class)	2007
T. Rowe Price Retirement 2060 Fund (series)	2014
T. Rowe Price Retirement 2060 Fund (Investor Class)	2014
T. Rowe Price Retirement 2060 Fund—Advisor Class (class)	2014
T. Rowe Price Retirement 2060 Fund—I Class (class)	2023
T. Rowe Price Retirement 2060 Fund—R Class (class)	2014
T. Rowe Price Retirement 2065 Fund (series)	2020
T. Rowe Price Retirement 2065 Fund (Investor Class)	2020
T. Rowe Price Retirement 2065 Fund—Advisor Class (class)	2020
T. Rowe Price Retirement 2065 Fund—I Class (class)	2023
T. Rowe Price Retirement 2065 Fund—R Class (class)	2020
T. Rowe Price Retirement Balanced Fund (series)	2002
T. Rowe Price Retirement Balanced Fund (Investor Class)	2002
T. Rowe Price Retirement Balanced Fund—Advisor Class (class)	2003
T. Rowe Price Retirement Balanced Fund—I Class (class)	2023
T. Rowe Price Retirement Balanced Fund—R Class (class)	2003
T. Rowe Price Retirement Blend 2005 Fund (series)	2021
T. Rowe Price Retirement Blend 2005 Fund (Investor Class)	2021
T. Rowe Price Retirement Blend 2005 Fund—I Class (class)	2021
T. Rowe Price Retirement Blend 2010 Fund (series)	2021
T. Rowe Price Retirement Blend 2010 Fund (Investor Class)	2021
T. Rowe Price Retirement Blend 2010 Fund—I Class (class)	2021
T. Rowe Price Retirement Blend 2015 Fund (series)	2021
T. Rowe Price Retirement Blend 2015 Fund (Investor Class)	2021
T. Rowe Price Retirement Blend 2015 Fund—I Class (class)	2021
T. Rowe Price Retirement Blend 2020 Fund (series)	2021
T. Rowe Price Retirement Blend 2020 Fund (Investor Class)	2021
T. Rowe Price Retirement Blend 2020 Fund—I Class (class)	2021
T. Rowe Price Retirement Blend 2025 Fund (series)	2021
T. Rowe Price Retirement Blend 2025 Fund (Investor Class)	2021
T. Rowe Price Retirement Blend 2025 Fund—I Class (class)	2021
T. Rowe Price Retirement Blend 2030 Fund (series)	2021
T. Rowe Price Retirement Blend 2030 Fund (Investor Class)	2021
T. Rowe Price Retirement Blend 2030 Fund—I Class (class)	2021
T. Rowe Price Retirement Blend 2035 Fund (series)	2021
T. Rowe Price Retirement Blend 2035 Fund (Investor Class)	2021
T. Rowe Price Retirement Blend 2035 Fund—I Class (class)	2021
T. Rowe Price Retirement Blend 2040 Fund (series)	2021
T. Rowe Price Retirement Blend 2040 Fund (Investor Class)	2021
T. Rowe Price Retirement Blend 2040 Fund—I Class (class)	2021
T. Rowe Price Retirement Blend 2045 Fund (series)	2021
T. Rowe Price Retirement Blend 2045 Fund (Investor Class)	2021
T. Rowe Price Retirement Blend 2045 Fund—I Class (class)	2021

Corporations	Year of Inception
T. Rowe Price Retirement Blend 2050 Fund (series)	2021
T. Rowe Price Retirement Blend 2050 Fund (Investor Class)	2021
T. Rowe Price Retirement Blend 2050 Fund—I Class (class)	2021
T. Rowe Price Retirement Blend 2055 Fund (series)	2021
T. Rowe Price Retirement Blend 2055 Fund (Investor Class)	2021
T. Rowe Price Retirement Blend 2055 Fund—I Class (class)	2021
T. Rowe Price Retirement Blend 2060 Fund (series)	2021
T. Rowe Price Retirement Blend 2060 Fund (Investor Class)	2021
T. Rowe Price Retirement Blend 2060 Fund—I Class (class)	2021
T. Rowe Price Retirement Blend 2065 Fund (series)	2021
T. Rowe Price Retirement Blend 2065 Fund (Investor Class)	2021
T. Rowe Price Retirement Blend 2065 Fund—I Class (class)	2021
T. Rowe Price Retirement Income 2020 Fund (series)	2017
T. Rowe Price Retirement Income 2020 Fund (Investor Class)	2017
T. Rowe Price Retirement Income 2020 Fund—I Class (class)	2023
T. Rowe Price Retirement Income 2025 Fund (series)	2023
T. Rowe Price Retirement Income 2025 Fund (Investor Class)	2023
T. Rowe Price Retirement Income 2025 Fund—I Class (class)	2023
T. Rowe Price Target 2005 Fund (series)	2013
T. Rowe Price Target 2005 Fund (Investor Class)	2013
T. Rowe Price Target 2005 Fund—Advisor Class (class)	2013
T. Rowe Price Target 2005 Fund—I Class (class)	2016
T. Rowe Price Target 2010 Fund (series)	2013
T. Rowe Price Target 2010 Fund (Investor Class)	2013
T. Rowe Price Target 2010 Fund—Advisor Class (class)	2013
T. Rowe Price Target 2010 Fund—I Class (class)	2016
T. Rowe Price Target 2015 Fund (series)	2013
T. Rowe Price Target 2015 Fund (Investor Class)	2013
T. Rowe Price Target 2015 Fund—Advisor Class (class)	2013
T. Rowe Price Target 2015 Fund—I Class (class)	2016
T. Rowe Price Target 2020 Fund (series)	2013
T. Rowe Price Target 2020 Fund (Investor Class)	2013
T. Rowe Price Target 2020 Fund—Advisor Class (class)	2013
T. Rowe Price Target 2020 Fund—I Class (class)	2016
T. Rowe Price Target 2025 Fund (series)	2013
T. Rowe Price Target 2025 Fund (Investor Class)	2013
T. Rowe Price Target 2025 Fund—Advisor Class (class)	2013
T. Rowe Price Target 2025 Fund—I Class (class)	2016
T. Rowe Price Target 2030 Fund (series)	2013
T. Rowe Price Target 2030 Fund (Investor Class)	2013
T. Rowe Price Target 2030 Fund—Advisor Class (class)	2013
T. Rowe Price Target 2030 Fund—I Class (class)	2016
T. Rowe Price Target 2035 Fund (series)	2013
T. Rowe Price Target 2035 Fund (Investor Class)	2013
T. Rowe Price Target 2035 Fund—Advisor Class (class)	2013
T. Rowe Price Target 2035 Fund—I Class (class)	2016
T. Rowe Price Target 2040 Fund (series)	2013
T. Rowe Price Target 2040 Fund (Investor Class)	2013
T. Rowe Price Target 2040 Fund—Advisor Class (class)	2013
T. Rowe Price Target 2040 Fund—I Class (class)	2016
T. Rowe Price Target 2045 Fund (series)	2013
T. Rowe Price Target 2045 Fund (Investor Class)	2013
T. Rowe Price Target 2045 Fund—Advisor Class (class)	2013
T. Rowe Price Target 2045 Fund—I Class (class)	2016
T. Rowe Price Target 2050 Fund (series)	2013
T. Rowe Price Target 2050 Fund (Investor Class)	2013
T. Rowe Price Target 2050 Fund—Advisor Class (class)	2013
T. Rowe Price Target 2050 Fund—I Class (class)	2016
T. Rowe Price Target 2055 Fund (series)	2013
T. Rowe Price Target 2055 Fund (Investor Class)	2013
T. Rowe Price Target 2055 Fund—Advisor Class (class)	2013
T. Rowe Price Target 2055 Fund—I Class (class)	2016

Corporations	Year of Inception
T. Rowe Price Target 2060 Fund (series)	2014
T. Rowe Price Target 2060 Fund (Investor Class)	2014
T. Rowe Price Target 2060 Fund—Advisor Class (class)	2014
T. Rowe Price Target 2060 Fund—I Class (class)	2016
T. Rowe Price Target 2065 Fund (series)	2020
T. Rowe Price Target 2065 Fund (Investor Class)	2020
T. Rowe Price Target 2065 Fund—Advisor Class (class)	2020
T. Rowe Price Target 2065 Fund—I Class (class)	2020
T. Rowe Price Science & Technology Fund, Inc. (corporation)	1987
T. Rowe Price Science & Technology Fund (series)	1987
T. Rowe Price Science & Technology Fund (Investor Class)	1987
T. Rowe Price Science & Technology Fund—Advisor Class (class)	2000
T. Rowe Price Science & Technology Fund—I Class (class)	2016
T. Rowe Price Short-Term Bond Fund, Inc. (corporation)	1984
T. Rowe Price Short Duration Income Fund (series)	2020
T. Rowe Price Short Duration Income Fund (Investor Class)	2020
T. Rowe Price Short Duration Income Fund—I Class (class)	2020
T. Rowe Price Short-Term Bond Fund (series)	1984
T. Rowe Price Short-Term Bond Fund (Investor Class)	1984
T. Rowe Price Short-Term Bond Fund—Advisor Class (class)	2004
T. Rowe Price Short-Term Bond Fund—I Class (class)	2015
T. Rowe Price Short-Term Bond Fund—Z Class (class)	2020
T. Rowe Price Ultra Short-Term Bond Fund (series)	2012
T. Rowe Price Ultra Short-Term Bond Fund (Investor Class)	2012
T. Rowe Price Ultra Short-Term Bond Fund—I Class (class)	2017
T. Rowe Price Ultra Short-Term Bond Fund—Z Class (class)	2021
T. Rowe Price Small-Cap Stock Fund, Inc. (corporation)	1956
T. Rowe Price Small-Cap Stock Fund (series)	1956
T. Rowe Price Small-Cap Stock Fund (Investor Class)	1956
T. Rowe Price Small-Cap Stock Fund—Advisor Class (class)	2000
T. Rowe Price Small-Cap Stock Fund—I Class (class)	2015
T. Rowe Price Small-Cap Stock Fund—Z Class (class)	2020
T. Rowe Price Small-Cap Value Fund, Inc. (corporation)	1988
T. Rowe Price Small-Cap Value Fund (series)	1988
T. Rowe Price Small-Cap Value Fund (Investor Class)	1988
T. Rowe Price Small-Cap Value Fund—Advisor Class (class)	2000
T. Rowe Price Small-Cap Value Fund—I Class (class)	2015
T. Rowe Price Small-Cap Value Fund—Z Class (class)	2020
T. Rowe Price Spectrum Fund, Inc. (corporation)	1987
Spectrum Diversified Equity Fund (series)	1990
Spectrum Diversified Equity Fund—I Class (class)	2021
Spectrum Income Fund (series)	1990
Spectrum Income Fund—I Class (class)	2021
Spectrum International Equity Fund (series)	1996
Spectrum International Equity Fund—I Class (class)	2021
T. Rowe Price Spectrum Funds II, Inc. (corporation)	1994
T. Rowe Price Spectrum Conservative Allocation Fund (series)	1994
T. Rowe Price Spectrum Conservative Allocation Fund (Investor Class)	1994
T. Rowe Price Spectrum Conservative Allocation Fund—I Class (class)	2016
T. Rowe Price Spectrum Moderate Allocation Fund (series)	1994
T. Rowe Price Spectrum Moderate Allocation Fund (Investor Class)	1994
T. Rowe Price Spectrum Moderate Allocation Fund—I Class (class)	2016
T. Rowe Price Spectrum Moderate Growth Allocation Fund (series)	1994
T. Rowe Price Spectrum Moderate Growth Allocation Fund (Investor Class)	1994
T. Rowe Price Spectrum Moderate Growth Allocation Fund—I Class (class)	2016
T. Rowe Price State Tax-Free Funds, Inc. (corporation)(a)	1986
T. Rowe Price California Tax-Free Bond Fund (series)	1986
T. Rowe Price California Tax-Free Bond Fund (Investor Class)	1986
T. Rowe Price California Tax-Free Bond Fund—I Class (class)	2017
T. Rowe Price Georgia Tax-Free Bond Fund (series)	1993
T. Rowe Price Georgia Tax-Free Bond Fund (Investor Class)	1993
T. Rowe Price Georgia Tax-Free Bond Fund—I Class (class)	2017

Corporations	Year of Inception
T. Rowe Price Maryland Short-Term Tax-Free Bond Fund (series)	1993
T. Rowe Price Maryland Short-Term Tax-Free Bond Fund (Investor Class)	1993
T. Rowe Price Maryland Short-Term Tax-Free Bond Fund—I Class (class)	2017
T. Rowe Price Maryland Tax-Free Bond Fund (series)	1987
T. Rowe Price Maryland Tax-Free Bond Fund (Investor Class)	1987
T. Rowe Price Maryland Tax-Free Bond Fund—I Class (class)	2017
T. Rowe Price Maryland Tax-Free Money Fund (series)	2001
T. Rowe Price Maryland Tax-Free Money Fund (Investor Class)	2001
T. Rowe Price Maryland Tax-Free Money Fund—I Class (class)	2017
T. Rowe Price New Jersey Tax-Free Bond Fund (series)	1991
T. Rowe Price New Jersey Tax-Free Bond Fund (Investor Class)	1991
T. Rowe Price New Jersey Tax-Free Bond Fund—I Class (class)	2017
T. Rowe Price New York Tax-Free Bond Fund (series)	1986
T. Rowe Price New York Tax-Free Bond Fund (Investor Class)	1986
T. Rowe Price New York Tax-Free Bond Fund—I Class (class)	2017
T. Rowe Price Virginia Tax-Free Bond Fund (series)	1991
T. Rowe Price Virginia Tax-Free Bond Fund (Investor Class)	1991
T. Rowe Price Virginia Tax-Free Bond Fund—I Class (class)	2017
T. Rowe Price Summit Funds, Inc. (corporation)	1993
T. Rowe Price Cash Reserves Fund (series)	1993
T. Rowe Price Cash Reserves Fund (Investor Class)	1993
T. Rowe Price Summit Municipal Funds, Inc. (corporation)	1993
T. Rowe Price Summit Municipal Intermediate Fund (series)	1993
T. Rowe Price Summit Municipal Intermediate Fund (Investor Class)	1993
T. Rowe Price Summit Municipal Intermediate Fund—Advisor Class (class)	2012
T. Rowe Price Summit Municipal Intermediate Fund—I Class (class)	2019
T. Rowe Price Summit Municipal Income Fund (series)	1993
T. Rowe Price Summit Municipal Income Fund (Investor Class)	1993
T. Rowe Price Summit Municipal Income Fund—Advisor Class (class)	2012
T. Rowe Price Summit Municipal Income Fund—I Class (class)	2019
T. Rowe Price Tax-Efficient Funds, Inc. (corporation)	1997
T. Rowe Price Tax-Efficient Equity Fund (series)	2000
T. Rowe Price Tax-Efficient Equity Fund (Investor Class)	2000
T. Rowe Price Tax-Efficient Equity Fund—I Class (class)	2017
T. Rowe Price Tax-Exempt Money Fund, Inc. (corporation)	1981
T. Rowe Price Tax-Exempt Money Fund (series)	1981
T. Rowe Price Tax-Exempt Money Fund (Investor Class)	1981
T. Rowe Price Tax-Exempt Money Fund—I Class(class)	2017
T. Rowe Price Tax-Free High Yield Fund, Inc. (corporation)	1985
T. Rowe Price Tax-Free High Yield Fund (series)	1985
T. Rowe Price Tax-Free High Yield Fund (Investor Class)	1985
T. Rowe Price Tax-Free High Yield Fund—Advisor Class (class)	2012
T. Rowe Price Tax-Free High Yield Fund—I Class (class)	2016
T. Rowe Price Tax-Free Income Fund, Inc. (corporation)	1976
T. Rowe Price Tax-Free Income Fund (series)	1976
T. Rowe Price Tax-Free Income Fund (Investor Class)	1976
T. Rowe Price Tax-Free Income Fund—Advisor Class (class)	2002
T. Rowe Price Tax-Free Income Fund—I Class (class)	2017
T. Rowe Price Tax-Free Short-Intermediate Fund, Inc. (corporation)	1983
T. Rowe Price Tax-Free Short-Intermediate Fund (series)	1983
T. Rowe Price Tax-Free Short-Intermediate Fund (Investor Class)	1983
T. Rowe Price Tax-Free Short-Intermediate Fund—Advisor Class (class)	2012
T. Rowe Price Tax-Free Short-Intermediate Fund—I Class (class)	2016
T. Rowe Price Total Return Fund, Inc. (corporation)	2016
T. Rowe Price Total Return Fund (series)	2016
T. Rowe Price Total Return Fund (Investor Class)	2016
T. Rowe Price Total Return Fund—Advisor Class (class)	2016
T. Rowe Price Total Return Fund—I Class (class)	2016

Corporations	Year of Inception
T. Rowe Price U.S. Equity Research Fund, Inc. (corporation)	1994
T. Rowe Price U.S. Equity Research Fund (series)	1994
T. Rowe Price U.S. Equity Research Fund (Investor Class)	1994
T. Rowe Price U.S. Equity Research Fund—Advisor Class (class)	2004
T. Rowe Price U.S. Equity Research Fund—I Class (class)	2016
T. Rowe Price U.S. Equity Research Fund—R Class (class)	2004
T. Rowe Price U.S. Equity Research Fund—Z Class (class)	2021
T. Rowe Price U.S. Large-Cap Core Fund, Inc. (corporation)	2009
T. Rowe Price U.S. Large-Cap Core Fund (series)	2009
T. Rowe Price U.S. Large-Cap Core Fund (Investor Class)	2009
T. Rowe Price U.S. Large-Cap Core Fund—Advisor Class (class)	2009
T. Rowe Price U.S. Large-Cap Core Fund—I Class (class)	2016
T. Rowe Price U.S. Large-Cap Core Fund—Z Class (class)	2020
T. Rowe Price U.S. Treasury Funds, Inc. (corporation)	1989
T. Rowe Price U.S. Treasury Intermediate Index Fund (series)	1989
T. Rowe Price U.S. Treasury Intermediate Index Fund (Investor Class)	1989
T. Rowe Price U.S. Treasury Intermediate Index Fund—I Class (class)	2017
T. Rowe Price U.S. Treasury Intermediate Index Fund—Z Class (class)	2021
T. Rowe Price U.S. Treasury Long-Term Index Fund (series)	1989
T. Rowe Price U.S. Treasury Long-Term Index Fund (Investor Class)	1989
T. Rowe Price U.S. Treasury Long-Term Index Fund—I Class (class)	2017
T. Rowe Price U.S. Treasury Long-Term Index Fund—Z Class (class)	2020
T. Rowe Price U.S. Treasury Money Fund (series)	1982
T. Rowe Price U.S. Treasury Money Fund (Investor Class)	1982
T. Rowe Price U.S. Treasury Money Fund—I Class (class)	2017
T. Rowe Price U.S. Treasury Money Fund—Z Class (class)	2020
T. Rowe Price Value Fund, Inc. (corporation)	1994
T. Rowe Price Value Fund (series)	1994
T. Rowe Price Value Fund (Investor Class)	1994
T. Rowe Price Value Fund—Advisor Class (class)	2000
T. Rowe Price Value Fund—I Class (class)	2015
T. Rowe Price Value Fund—Z Class (class)	2020

(a) Reflects the inception date of the corporation’s predecessor, a Massachusetts business trust. The predecessor was reorganized and redomiciled into a Maryland corporation on October 30, 2017. Has not yet incepted.

(b) Reflects the inception date of the Henderson High Yield Opportunities Fund. The U.S. High Yield Fund’s Investor Class incepted in 2017.

All-Cap Opportunities Fund

On October 30, 2017, the fund was reorganized and redomiciled into a corresponding, newly organized Maryland corporation. Prior to that time, the fund was organized as a Massachusetts business trust. Effective March 1, 2021, the fund’s name was changed from T. Rowe Price New America Growth Fund to T. Rowe Price All-Cap Opportunities Fund.

Balanced Fund

On August 31, 1992, the T. Rowe Price Balanced Fund acquired substantially all of the assets of the Axe-Houghton Fund B, a series of Axe-Houghton Funds, Inc. As a result of this acquisition, the SEC requires that the historical performance information of the Balanced Fund be based on the performance of Fund B. Therefore, all performance information of the Balanced Fund prior to September 1, 1992, reflects the performance of Fund B and investment managers other than T. Rowe Price. Performance information after August 31, 1992, reflects the combined assets of the Balanced Fund and Fund B.

California Tax-Free Bond, Georgia Tax-Free Bond, Maryland Short-Term Tax-Free Bond, Maryland Tax-Free Bond, Maryland Tax-Free Money, New Jersey Tax-Free Bond, New York Tax-Free Bond, and Virginia Tax-Free Bond Funds

On October 30, 2017, each fund was reorganized and redomiciled as series of a newly organized Maryland corporation, T. Rowe Price State Tax-Free Funds, Inc. Prior to that time, the California Tax-Free Bond Fund was organized as a sub-trust of T. Rowe Price California Tax-Free Income Trust, a Massachusetts business trust, and each of the Georgia Tax-Free Bond, Maryland Short-Term Tax-Free Bond, Maryland Tax-Free Bond, Maryland Tax-Free Money, New Jersey Tax-Free Bond, New York Tax-Free Bond, and Virginia Tax-Free Bond Funds were each organized as a sub-trust of T. Rowe Price State Tax-Free Income Trust, a Massachusetts business trust.

Capital Appreciation, Equity Income, and GNMA Funds

On October 30, 2017, each fund was reorganized and redomiciled into corresponding, newly organized Maryland corporations. Prior to that time, each fund was organized as a Massachusetts business trust.

Cash Reserves Fund

Effective August 1, 2016, the fund’s name was changed from T. Rowe Price Summit Cash Reserves Fund to T. Rowe Price Cash Reserves Fund.

Communications & Technology Fund

Effective May 1, 2018, the fund’s name was changed from T. Rowe Price Media & Telecommunications Fund to T. Rowe Price Communications & Technology Fund.

On July 28, 1997, the fund converted its status from a closed-end fund to an open-end mutual fund. Prior to the conversion, the fund was known as New Age Media Fund.

Dynamic Global Bond Fund

Effective May 1, 2017, the fund’s name was changed from T. Rowe Price Global Unconstrained Bond Fund to T. Rowe Price Dynamic Global Bond Fund.

Emerging Europe Fund

Effective March 1, 2012, the fund’s name was changed from T. Rowe Price Emerging Europe & Mediterranean Fund to T. Rowe Price Emerging Europe Fund.

Emerging Markets Discovery Stock Fund

Effective March 1, 2019, the fund’s name was changed from T. Rowe Price Emerging Markets Value Stock Fund to T. Rowe Price Emerging Markets Discovery Stock Fund.

Equity Index 500 Fund

Effective January 30, 1998, the fund’s name was changed from T. Rowe Price Equity Index Fund to T. Rowe Price Equity Index 500 Fund.

Global Growth Stock Fund and Global Growth Stock Fund—Advisor Class

Effective November 1, 2013, the funds’ names were changed from T. Rowe Price Global Large-Cap Stock Fund and T. Rowe Price Global Large-Cap Stock Fund—Advisor Class to T. Rowe Price Global Growth Stock Fund and T. Rowe Price Global Growth Stock Fund—Advisor Class, respectively.

Global Multi-Sector Bond Fund and Global Multi-Sector Bond Fund—Advisor Class

Effective July 1, 2015, the funds’ names were changed from T. Rowe Price Strategic Income Fund and T. Rowe Price Strategic Income Fund—Advisor Class to T. Rowe Price Global Multi-Sector Bond Fund and T. Rowe Price Global Multi-Sector Bond Fund—Advisor Class, respectively.

Global Value Equity Fund—I Class

Effective March 1, 2020, the fund’s name was changed from T. Rowe Price Institutional Global Value Equity Fund to T. Rowe Price Global Value Equity Fund—I Class.

Government Money Fund

Effective August 1, 2016, the fund’s name was changed from T. Rowe Price Prime Reserve Fund to T. Rowe Price Government Money Fund.

Government Reserve Fund

Effective August 1, 2016, the fund’s name was changed from T. Rowe Price Reserve Investment Fund to T. Rowe Price Government Reserve Fund.

Institutional International Disciplined Equity Fund

Effective March 1, 2019, the fund’s name was changed from T. Rowe Price Institutional International Concentrated Equity Fund to T. Rowe Price Institutional International Disciplined Equity Fund. Prior to November 1, 2014, the fund was named T. Rowe Price Institutional Concentrated International Equity Fund.

Integrated Global Equity Fund

Effective April 5, 2023, the fund’s name was changed from T. Rowe Price QM Global Equity Fund to T. Rowe Price Integrated Global Equity Fund.

Integrated U.S. Large-Cap Value Equity Fund

Effective April 5, 2023, the fund’s name was changed from T. Rowe Price QM U.S. Value Equity Fund to T. Rowe Price Integrated U.S. Large-Cap Value Equity Fund.

Integrated U.S. Small-Cap Growth Equity Fund

Effective April 5, 2023, the fund’s name was changed from T. Rowe Price QM U.S. Small-Cap Growth Equity Fund to T. Rowe Price Integrated U.S. Small-Cap Growth Equity Fund. Prior to February 24, 2016, the fund name was T. Rowe Price Diversified Small-Cap Growth Fund.

Integrated U.S. Small-Mid Cap Core Equity Fund

Effective April 5, 2023, the fund’s name was changed from T. Rowe Price QM U.S. Small & Mid-Cap Core Equity Fund to T. Rowe Price Integrated U.S. Small-Mid Cap Core Equity Fund.

International Disciplined Equity Fund

Effective March 1, 2019, the fund’s name was changed from T. Rowe Price International Concentrated Equity Fund to T. Rowe Price International Disciplined Equity Fund.

International Value Equity Fund

Effective January 1, 2017, the fund’s name was changed from T. Rowe Price International Growth & Income Fund to T. Rowe Price International Value Equity Fund.

Large-Cap Growth Fund—I Class

Effective May 1, 2020, the fund’s name was changed from T. Rowe Price Institutional Large-Cap Growth Fund to T. Rowe Price Large-Cap Growth Fund—I Class.

Large-Cap Value Fund—I Class

Effective May 1, 2020, the fund’s name was changed from T. Rowe Price Institutional Large-Cap Value Fund to T. Rowe Price Large-Cap Value Fund—I Class.

Limited Duration Inflation Focused Bond Fund

Effective September 29, 2015, the fund’s name was changed from T. Rowe Price Inflation Focused Bond Fund to T. Rowe Price Limited Duration Inflation Focused Bond Fund. Prior to July 7, 2010, the fund was named T. Rowe Price Short-Term Income Fund.

QM U.S. Bond Index Fund

Effective October 1, 2020, the fund’s name was changed from T. Rowe Price U.S. Bond Enhanced Index Fund to T. Rowe Price QM U.S. Bond Index Fund. Prior to May 6, 2011, the fund’s name was T. Rowe Price U.S. Bond Index Fund.

Retirement Balanced Fund, Retirement Balanced Fund—Advisor Class, and Retirement Balanced Fund—R Class

Effective December 29, 2014, the funds’ names were changed from T. Rowe Price Retirement Income Fund, T. Rowe Price Retirement Income Fund—Advisor Class, and T. Rowe Price Retirement Income Fund—R Class to T. Rowe Price Retirement Balanced Fund, T. Rowe Price Retirement Balanced Fund—Advisor Class, and T. Rowe Price Retirement Balanced Fund—R Class, respectively.

Small-Cap Stock Fund

Effective May 1, 1997, the fund’s name was changed from T. Rowe Price OTC Fund to T. Rowe Price Small-Cap Stock Fund.

Spectrum Conservative Allocation Fund, Spectrum Moderate Allocation Fund, and Spectrum Moderate Growth Allocation Fund

Effective January 1, 2020, the funds’ names were changed from T. Rowe Price Personal Strategy Balanced Fund, T. Rowe Price Personal Strategy Growth Fund, and T. Rowe Price Personal Strategy Income Fund to T. Rowe Price Moderate Allocation Fund, T. Rowe Price Moderate Growth Allocation Fund, and T. Rowe Price Conservative Allocation Fund, respectively.

Spectrum Diversified Equity Fund and Spectrum International Equity Fund

Effective January 4, 2021, the funds’ names were changed from Spectrum Growth Fund and Spectrum International Fund to T. Rowe Price Spectrum Diversified Equity Fund and T. Rowe Price Spectrum International Equity Fund, respectively.

Target 2005 Fund, Target 2010 Fund, Target 2015 Fund, Target 2020 Fund, Target 2025 Fund, Target 2030 Fund, Target 2035 Fund, Target 2040 Fund, Target 2045 Fund, Target 2050 Fund, Target 2055 Fund, Target 2060 Fund, Target 2005 Fund—Advisor Class, Target 2010 Fund—Advisor Class, Target 2015 Fund—Advisor Class, Target 2020 Fund—Advisor Class, Target 2025 Fund—Advisor Class, Target 2030 Fund—Advisor Class, Target 2035 Fund—Advisor Class, Target 2040 Fund—Advisor Class, Target 2045 Fund—Advisor Class, Target 2050 Fund—Advisor Class, Target 2055 Fund—Advisor Class, and Target 2060 Fund—Advisor Class

Effective February 24, 2016, the fund’s names were changed from Target Retirement 2005 Fund, Target Retirement 2010 Fund, Target Retirement 2015 Fund, Target Retirement 2020 Fund, Target Retirement 2025 Fund, Target Retirement 2030 Fund, Target Retirement 2035 Fund, Target Retirement 2040 Fund, Target Retirement 2045 Fund, Target Retirement 2050 Fund, Target Retirement 2055 Fund, Target Retirement 2060 Fund, Target Retirement 2005 Fund—Advisor Class, Target Retirement 2010 Fund—Advisor Class, Target Retirement 2015 Fund—Advisor Class, Target Retirement 2020 Fund—Advisor Class, Target Retirement 2025 Fund—Advisor Class, Target Retirement 2030 Fund—Advisor Class, Target Retirement 2035 Fund—Advisor Class, Target Retirement 2040 Fund—Advisor Class, Target Retirement 2045 Fund—Advisor Class, Target Retirement 2050 Fund—Advisor Class, Target Retirement 2055 Fund—Advisor Class, and Target Retirement 2060 Fund—Advisor Class to Target 2005 Fund, Target 2010 Fund, Target 2015 Fund, Target 2020 Fund, Target 2025 Fund, Target 2030 Fund, Target 2035 Fund, Target 2040 Fund, Target 2045 Fund, Target 2050 Fund, Target 2055 Fund, Target 2060 Fund, Target 2005 Fund—Advisor Class, Target 2010 Fund—Advisor Class, Target 2015 Fund—Advisor Class, Target 2020 Fund—Advisor Class, Target 2025 Fund—Advisor Class, Target 2030 Fund—Advisor Class, Target 2035 Fund—Advisor Class, Target 2040 Fund—Advisor Class, Target 2045 Fund—Advisor Class, Target 2050 Fund—Advisor Class, Target 2055 Fund—Advisor Class, and Target 2060 Fund—Advisor Class, respectively.

Treasury Reserve Fund

Effective August 1, 2016, the fund’s name was changed from T. Rowe Price Government Reserve Investment Fund to T. Rowe Price Treasury Reserve Fund.

U.S. Equity Research Fund

Effective July 1, 2019, the fund’s name was changed from T. Rowe Price Capital Opportunity Fund to T. Rowe Price U.S. Equity Research Fund.

U.S. High Yield Fund

On May 22, 2017, all of the assets and liabilities of the Henderson High Yield Opportunities Fund were transferred to the U.S. High Yield Fund in a tax-free reorganization as set forth in an agreement and plan of reorganization (the “Reorganization”). As a result of the Reorganization, the Henderson High Yield Opportunities Fund’s shareholders received shares of the U.S. High Yield Fund based on the value of their accounts on May 19, 2017. The U.S. High Yield Fund’s Advisor Class assumed the performance and accounting history of the Henderson High Yield Opportunities Fund’s Class A, and the U.S. High Yield Fund’s I Class assumed the performance and accounting history of the Henderson High Yield Opportunities Fund’s Class I. Shareholders who owned Class A or Class C shares of the Henderson High Yield Opportunities Fund received Advisor Class shares of the U.S. High Yield Fund, and shareholders who owned Class I or

Class R6 shares of the Henderson High Yield Opportunities Fund received I Class shares of the U.S. High Yield Fund in the Reorganization.

U.S. Treasury Intermediate Index Fund and U.S. Treasury Long-Term Index Fund

Effective October 1, 2020, the funds’ names were changed from U.S. Treasury Intermediate Fund, U.S. Treasury Intermediate Fund—I Class, U.S. Treasury Long-Term Fund, U.S. Treasury Long-Term Fund—I Class and U.S. Treasury Long-Term Fund—Z Class to T. Rowe Price U.S. Treasury Intermediate Index Fund, T. Rowe Price U.S. Treasury Intermediate Index Fund—I Class, T. Rowe Price U.S. Treasury Long-Term Index Fund, T. Rowe Price U.S. Treasury Long-Term Index Fund—I Class Fund, and T. Rowe Price U.S. Treasury Long-Term Index Fund—Z Class, respectively.

PROXY VOTING POLICIES

T. ROWE PRICE ASSOCIATES, INC. AND CERTAIN OF ITS INVESTMENT ADVISER AFFILIATES

PROXY VOTING POLICIES AND PROCEDURES

RESPONSIBILITY TO VOTE PROXIES

T. Rowe Price Associates, Inc. and certain of its investment adviser affiliates (collectively, “T. Rowe Price”) have adopted these Proxy Voting Policies and Procedures (Policies and Procedures) for the purpose of establishing formal policies and procedures for performing and documenting their fiduciary duty with regard to the voting of client proxies. This document is reviewed at least annually and updated as necessary.

T. Rowe Price recognizes and adheres to the principle that one of the privileges of owning stock in a company is the right to vote in the election of the company’s directors and on matters affecting certain important aspects of the company’s structure and operations that are submitted to shareholder vote. The U.S.-registered investment companies which T. Rowe Price sponsors and serves as investment adviser (the “Price Funds”) as well as other investment advisory clients have delegated to T. Rowe Price certain proxy voting powers. As an investment adviser, T. Rowe Price has a fiduciary responsibility to such clients when exercising its voting authority with respect to securities held in their portfolios. T. Rowe Price reserves the right to decline to vote proxies in accordance with client-specific voting guidelines.

Fiduciary Considerations. It is the policy of T. Rowe Price that decisions with respect to proxy issues will be made in light of the anticipated impact of the issue on the desirability of investing in the portfolio company from the viewpoint of the particular advisory client or Price Fund. Proxies are voted solely in the interests of the client, Price Fund shareholders or, where employee benefit plan assets are involved, in the interests of plan participants and beneficiaries. Our intent has always been to vote proxies, where possible to do so, in a manner consistent with our fiduciary obligations and responsibilities.

One of the primary factors T. Rowe Price considers when determining the desirability of investing in a particular company is the quality and depth of its management. We recognize that a company’s management is entrusted with the day-to-day operations of the company, as well as its long-term direction and strategic planning, subject to the oversight of the company’s board of directors. Accordingly, our proxy voting guidelines are not intended to substitute our judgment for management’s with respect to the company’s day-to-day operations. Rather, our proxy voting guidelines are designed to promote accountability of a company’s management and board of directors to its shareholders; to align the interests of management with those of shareholders; and to encourage companies to adopt best practices in terms of their corporate governance and disclosure. In addition to our proxy voting guidelines, we rely on a company’s public filings, its board recommendations, its track record, country-specific best practices codes, our research providers and – most importantly – our investment professionals’ views in making voting decisions. T. Rowe Price investment personnel do not coordinate with investment personnel of its affiliated investment adviser, TRPIM, with respect to proxy voting decisions.

T. Rowe Price seeks to vote all of its clients’ proxies. In certain circumstances, T. Rowe Price may determine that refraining from voting a proxy is in a client’s best interest, such as when the cost of voting outweighs the expected benefit to the client. For example, the practicalities and costs involved with international investing may make it impossible at times, and at other times disadvantageous, to vote proxies in every instance.

ADMINISTRATION OF POLICIES AND PROCEDURES

Environmental, Social, and Governance Investing Committee. T. Rowe Price’s Environmental, Social and Governance Investing Committee (“TRPA ESG Investing Committee” or the “Committee”) is responsible for establishing positions with respect to corporate governance and other proxy issues. Certain delegated members of the Committee also review questions and respond to inquiries from clients and mutual fund shareholders pertaining to proxy issues. While the Committee sets voting guidelines and serves as a resource for T. Rowe Price portfolio management, it does not have proxy voting authority for any Price Fund or advisory client. Rather, voting authority and responsibility is held by the Chairperson of the Price Fund’s Investment Advisory Committee or the advisory client’s portfolio manager. The Committee is also responsible for the oversight of third-party proxy services firms that T. Rowe Price engages to facilitate the proxy voting process.

Global Proxy Operations Team. The Global Proxy Operations team is responsible for administering the proxy voting process as set forth in the Policies and Procedures.

Governance Team. Our Governance team is responsible for reviewing the proxy agendas for all upcoming meetings and making company-specific recommendations to our global industry analysts and portfolio managers with regard to the voting decisions in their portfolios.

Responsible Investment Team. Our Responsible Investment team oversees the integration of environmental and social factors into our investment processes across asset classes. In formulating vote recommendations for matters of an environmental or social nature, the Governance team frequently consults with the appropriate sector analyst from the Responsible Investment team.

HOW PROXIES ARE REVIEWED, PROCESSED, AND VOTED

In order to facilitate the proxy voting process, T. Rowe Price has retained Institutional Shareholder Services (ISS) as an expert in the proxy voting and corporate governance area. ISS specializes in providing a variety of fiduciary-level proxy advisory and voting services. These services include custom vote recommendations, research, vote execution, and reporting. Services provided by ISS do not include automated processing of votes on our behalf using the ISS Benchmark Policy recommendations. Instead, in order to reflect T. Rowe Price’s issue-by-issue voting guidelines as approved each year by the TRPA ESG Investing Committee, ISS maintains and implements custom voting policies for the Price Funds and other advisory client accounts.

Meeting Notification

T. Rowe Price utilizes ISS’ voting agent services to notify us of upcoming shareholder meetings for portfolio companies held in client accounts and to transmit votes to the various custodian banks of our clients. ISS tracks and reconciles our clients’ holdings against incoming proxy ballots. If ballots do not arrive on time, ISS procures them from the appropriate custodian or proxy distribution agent. Meeting and record date information is updated daily and transmitted to T. Rowe Price through ProxyExchange, an ISS application.

Vote Determination

Each day, ISS delivers into T. Rowe Price’s customized ProxyExchange environment a comprehensive summary of upcoming meetings, proxy proposals, publications discussing key proxy voting issues, and custom vote recommendations to assist us with proxy research and processing. For meetings with complex ballot items in certain international markets, research may be consulted from local domestic proxy research providers. The final authority and responsibility for proxy voting decisions remains with T. Rowe Price. Decisions with respect to proxy matters are made primarily in light of the anticipated impact of the issue on the desirability of investing in the company from the perspective of our clients.

Portfolio managers execute their responsibility to vote proxies in different ways. Some have decided to vote their proxies generally in line with the guidelines as set by the TRPA ESG Investing Committee. Others review the customized vote recommendations and approve them before the votes are cast. Portfolio managers have access to current reports summarizing all proxy votes in their client accounts. Portfolio managers who vote their proxies inconsistent with T. Rowe Price guidelines are required to document the rationale for their votes. The Global Proxy Operations team is responsible for maintaining this documentation and assuring that it adequately reflects the basis for any vote which is contrary to our proxy voting guidelines.

T. Rowe Price Voting Guidelines

Specific proxy voting guidelines have been adopted by the TRPA ESG Investing Committee for all regularly occurring categories of management and shareholder proposals. The guidelines include regional voting guidelines as well as the guidelines for investment strategies with objectives other than purely financial returns, such as Impact and Net Zero. A detailed set of proxy voting guidelines is available on the T. Rowe Price website, www.troweprice.com/esg.

Global Portfolio Companies

The TRPA ESG Investing Committee has developed custom international proxy voting guidelines based on our proxy advisor’s general global policies, regional codes of corporate governance, and our own views as investors in these markets. We apply a two-tier approach to determining and applying global proxy voting policies. The first tier establishes baseline policy guidelines for the most fundamental issues, which span the corporate governance spectrum without regard to a company’s domicile. The second tier takes into account various idiosyncrasies of different countries, making allowances for standard market practices, as long as they do not violate the fundamental goals of good corporate governance. The goal is to enhance shareholder value through effective use of the shareholder franchise, recognizing that application of a single set of policies is not appropriate for all markets.

Fixed Income and Passively Managed Strategies

Proxy voting for our fixed income and indexed portfolios is administered by the Global Proxy Operations team using T. Rowe Price’s guidelines as set by the TRPA ESG Investing Committee. Indexed strategies generally vote in line with the T. Rowe Price guidelines. Fixed income strategies generally follow the proxy vote determinations on security holdings held by our equity accounts unless the matter is specific to a particular fixed income security such as consents, restructurings, or reorganization proposals.

Shareblocking

Shareblocking is the practice in certain countries of “freezing” shares for trading purposes in order to vote proxies relating to those shares. In markets where shareblocking applies, the custodian or sub-custodian automatically freezes shares prior to a shareholder meeting once a proxy has been voted. T. Rowe Price’s policy is generally to refrain from voting shares in shareblocking countries unless the matter has compelling economic consequences that outweigh the temporary loss of liquidity in the blocked shares.

Securities on Loan

The Price Funds and our institutional clients may participate in securities lending programs to generate income for their portfolios. Generally, the voting rights pass with the securities on loan; however, lending agreements give the lender the right to terminate the loan and pull back the loaned shares provided sufficient notice is given to the custodian bank in advance of the applicable deadline. T. Rowe Price’s policy is generally not to vote securities on loan unless we determine there is a material voting event that could affect the value of the loaned securities. In this event, we have the discretion to pull back the loaned securities for the Price Funds in order to cast a vote at an upcoming shareholder meeting. A monthly monitoring process is in place to review securities on loan for the Price Funds and how they may affect proxy voting.

Monitoring and Resolving Conflicts of Interest

The TRPA ESG Investing Committee is also responsible for monitoring and resolving potential material conflicts between the interests of T. Rowe Price and those of its clients with respect to proxy voting. We have adopted safeguards to ensure that our proxy voting is not influenced by interests other than those of our fund shareholders and other investment advisory clients. While membership on the Committee is diverse, it does not include individuals whose primary duties relate to client relationship management, marketing, or sales. Since T. Rowe Price’s voting guidelines are predetermined by the Committee, application of the guidelines by portfolio managers to vote client proxies should in most instances adequately address any potential conflicts of interest. However, consistent with the terms of the Policies and Procedures, which allow portfolio managers to vote proxies opposite our general voting guidelines, the Committee regularly reviews all such proxy votes that are inconsistent with the proxy voting guidelines to determine whether the portfolio manager’s voting rationale appears reasonable. The Committee also assesses whether any business or other material relationships between T. Rowe Price and a portfolio company (unrelated to the ownership of the portfolio company’s securities) could have influenced an inconsistent vote on that company’s proxy. Issues raising potential conflicts of interest are referred to designated members of the Committee for immediate resolution prior to the time T. Rowe Price casts its vote.

With respect to personal conflicts of interest, T. Rowe Price’s Global Code of Conduct requires all employees to avoid placing themselves in a “compromising position” in which their interests may conflict with those of our clients and restrict their ability to engage in certain outside business activities. Portfolio managers or Committee members with a personal conflict of interest regarding a particular proxy vote must recuse themselves and not participate in the voting decisions with respect to that proxy.

Specific Conflict of Interest Situations

Voting of T. Rowe Price Group, Inc. common stock (sym: TROW) by certain T. Rowe Price Index Funds will be done in all instances in accordance with T. Rowe Price voting guidelines and votes inconsistent with the guidelines will not be permitted. In the event that there is no previously established guideline for a specific voting issue appearing on the T. Rowe Price Group proxy, the Price Funds will abstain on that voting item.

In addition, T. Rowe Price has voting authority for proxies of the holdings of certain Price Funds that invest in other Price Funds. Shares of the Price Funds that are held by other Price Funds will generally be voted in the same proportion as shares for which voting instructions from other shareholders are timely received. If voting instructions from other shareholders are not received, or if a T. Rowe Price Fund is only held by other T. Rowe Price Funds or other accounts for which T. Rowe Price has proxy voting authority, the fund will vote in accordance with its Board’s instruction.

For shares of the Price Funds that are series of T. Rowe Price Equity Series, Inc., T. Rowe Price Fixed Income Series, Inc., and T. Rowe Price International Series, Inc. (collectively, the “Variable Insurance Portfolios”) held by insurance company separate accounts for which the insurance company has not received timely voting instructions, as well as shares the insurance company owns, those shares shall be voted in the same proportion as shares for which voting instructions from contract holders are timely received.

Limitations on Voting Proxies of Banks

T. Rowe Price has obtained relief from the U.S. Federal Reserve Board (the “FRB Relief”) which permits, subject to a number of conditions, T. Rowe Price to acquire in the aggregate on behalf of its clients, 10% or more of the total voting stock of a bank, bank holding company, savings and loan holding company or savings association (each a “Bank”), not to exceed a 15% aggregate beneficial ownership maximum in such Bank. One such condition affects the manner in which T. Rowe Price will vote its clients’ shares of a Bank in excess of 10% of the Bank’s total voting stock (Excess Shares). The FRB Relief requires that T. Rowe Price use its best efforts to vote the Excess Shares in the same proportion as all other shares voted, a practice generally referred to as “mirror voting,” or in the event that such efforts to mirror vote are unsuccessful, Excess Shares will not be voted. With respect to a shareholder vote for a Bank of which T. Rowe Price has aggregate beneficial ownership of greater than 10% on behalf of its clients, T. Rowe Price will determine which of its clients’ shares are Excess Shares on a pro rata basis across all of its clients’ portfolios for which T. Rowe Price has the power to vote proxies.1

REPORTING, RECORD RETENTION, AND OVERSIGHT

The TRPA ESG Investing Committee, and certain personnel under the direction of the Committee perform the following oversight and assurance functions, among others, over T. Rowe Price’s proxy voting: (1) periodically samples proxy votes to ensure that they were cast in compliance with T. Rowe Price’s proxy voting guidelines; (2) reviews, no less frequently than annually, the adequacy of the Policies and Procedures to make sure that they have been implemented effectively, including whether they continue to be reasonably designed to ensure that proxies are voted in the best interests of our clients; (3) performs due diligence on whether a retained proxy advisory firm has the capacity and competency to adequately analyze proxy issues, including the adequacy and quality of the proxy advisory firm’s staffing and personnel and its policies; and (4) oversees any retained proxy advisory firms and their procedures regarding their capabilities to (i) produce proxy research that is based on current and accurate information and (ii) identify and address any conflicts of interest and any other considerations that we believe would be appropriate in considering the nature and quality of the services provided by the proxy advisory firm.

T. Rowe Price will furnish Vote Summary Reports, upon request, to its institutional clients that have delegated proxy voting authority. The report specifies the portfolio companies, meeting dates, proxy proposals, and votes which have been cast for the client during the period and the position taken with respect to each issue. Reports normally cover quarterly or annual periods and are provided to such clients upon request.

T. Rowe Price retains proxy solicitation materials, memoranda regarding votes cast in opposition to the position of a company’s management, and documentation on shares voted differently. In addition, any document which is material to a proxy voting decision such as the T. Rowe Price proxy voting guidelines, Committee meeting materials, and other internal research relating to voting decisions are maintained in accordance with applicable requirements.

1 The FRB Relief and the process for voting of Excess Shares described herein apply to the aggregate beneficial ownership of T. Rowe Price and T. Rowe Price Investment Management Services, Inc.

T. ROWE PRICE INVESTMENT MANAGEMENT, INC.

PROXY VOTING POLICIES AND PROCEDURES

RESPONSIBILITY TO VOTE PROXIES

T. Rowe Price Investment Management, Inc. (TRPIM) views proxy voting as integral to its investment management responsibilities. Certain investment advisory clients of TRPIM, including U.S.-registered investment companies which TRPIM serves as investment adviser have delegated to TRPIM certain proxy voting powers. TRPIM seeks to vote all proxies of the securities held in client accounts for which it has proxy voting authority in the best interest of those clients.

Fiduciary Responsibilities and Voting Considerations. TRPIM believes that it has a fiduciary obligation to vote proxies solely in the best interests of its clients. Our intent is to vote proxies, where possible to do so, in a manner consistent with our fiduciary obligations and responsibilities. One of the primary factors TRPIM considers when determining the desirability of investing in a particular company is the quality and depth of its management. As the management of a portfolio company is responsible for its day-to-day operations, as well as its long-term direction and strategic planning, TRPIM believes that management, subject to the oversight of the relevant board of directors, is typically best suited to make decisions that serve the interests of shareholders. Accordingly, our proxy voting guidelines are not intended to substitute our judgment for management’s with respect to the company’s day-to-day operations. Rather, our proxy voting guidelines are designed to promote accountability of a company’s management and board of directors to its shareholders; to align the interests of management with those of shareholders; and to encourage companies to adopt best practices in terms of their corporate governance and disclosure.

Our portfolio managers are responsible for making proxy voting decision in their clients’ best interests based on the facts and circumstances applicable to each company and issue. In addition to our own internal research, our investment personnel take into account additional factors when making voting decisions, including: our proxy voting guidelines, the issuer’s public filings, its board recommendations, its track record, country-specific best practices codes and input from external research providers. TRPIM investment personnel do not coordinate with investment personnel of its affiliated investment advisers with respect to proxy voting decisions. TRPIM’s proxy voting decisions are independent.

TRPIM seeks to vote all of its clients’ proxies. In certain circumstances, TRPIM may determine that refraining from voting a proxy is in a client’s best interest, such as when the cost of voting outweighs the expected benefit to the client. For example, the practicalities and costs involved with international investing may make it impossible at times, and at other times disadvantageous, to vote proxies in every instance. Additionally, TRPIM reserves the right to decline to vote proxies in accordance with client-specific voting guidelines.

ADMINISTRATION OF POLICIES AND PROCEDURES

Environmental, Social and Governance Investing Committee. The TRPIM Environmental, Social and Governance Investing Committee (“TRPIM ESG Investing Committee” or the “Committee”) is responsible for establishing positions with respect to corporate governance and other proxy issues. While the Committee sets voting guidelines and serves as a resource for TRPIM portfolio management, it does not have proxy voting authority for any advisory client. Rather, voting authority and responsibility is held by the particular portfolio manager.

Responsible Investment and Governance Team. Our Responsible Investment and Governance team oversees the integration of environmental, social and governance factors into our investment processes across asset classes. This team is responsible for reviewing proxy agendas for all upcoming meetings and making company-specific recommendations, including for matters of an environmental or social nature.

Global Proxy Operations Team. A team of individuals employed by an affiliated entity of TRPIM is responsible for the administrative and operational aspects of the proxy voting process, which is a ministerial process that does not involve the exercise of discretion. This team is subject to policies that prevent the sharing of voting decisions between TRPIM and its affiliated investment advisers.

HOW PROXIES ARE REVIEWED, PROCESSED, AND VOTED

In order to facilitate the proxy voting process, TRPIM has retained Institutional Shareholder Services (ISS) as an expert in the proxy voting and corporate governance area. ISS specializes in providing a variety of fiduciary-level proxy advisory and voting services. These services include custom vote recommendations, research, vote execution, and reporting. Services provided by ISS do not include automated processing of votes on our behalf using the ISS Benchmark Policy recommendations. Instead, in order to reflect TRPIM’s issue-by-issue voting guidelines as approved by the TRPIM ESG Investing Committee, ISS maintains and implements custom voting policies for TRPIM’s advisory clients that have given it proxy voting authority.

TRPIM utilizes ISS’ voting agent services to notify us of upcoming shareholder meetings for portfolio companies held in client accounts and to transmit votes to the various custodian banks of our clients. ISS tracks and reconciles our clients’ holdings against incoming proxy ballots. If ballots do not arrive on time, ISS procures them from the appropriate custodian or proxy distribution agent. Meeting and record date information is updated daily and transmitted to TRPIM through ProxyExchange, an ISS application.

Each day, ISS delivers into TRPIM’s customized ProxyExchange environment a comprehensive summary of upcoming meetings, proxy proposals, publications discussing key proxy voting issues, and custom vote recommendations to assist us with proxy research and processing. The final authority and responsibility for proxy voting decisions remains with TRPIM.

Monitoring and Resolving Conflicts of Interest

The TRPIM ESG Investing Committee is also responsible for monitoring and resolving potential material conflicts between the interests of TRPIM or its affiliates and those of its clients with respect to proxy voting. We have adopted safeguards to ensure that our proxy voting is not influenced by interests other than those of our investment advisory clients. Membership on the Committee does not include individuals whose primary duties relate to client relationship management, marketing, or sales. Since our voting guidelines are predetermined by the Committee, application of the guidelines by portfolio managers to vote client proxies should in most instances adequately address any potential conflicts of interest. However, the Committee regularly reviews all proxy votes that are inconsistent with the proxy voting guidelines to determine whether the portfolio manager’s voting rationale appears reasonable. The Committee also assesses whether any business or other material relationships between TRPIM and a portfolio company (unrelated to the ownership of the portfolio company’s securities) could have influenced an inconsistent vote on that company’s proxy. Issues raising potential conflicts of interest are referred to designated members of the Committee for immediate resolution prior to the vote.

With respect to personal conflicts of interest, the firm’s Global Code of Conduct requires all employees to avoid placing themselves in a “compromising position” in which their interests may conflict with those of our clients and restrict their ability to engage in certain outside business activities. Portfolio managers or Committee members with a personal conflict of interest regarding a particular proxy vote must recuse themselves and not participate in the voting decisions with respect to that proxy.

Specific Conflict of Interest Situations

TRPIM has voting authority for proxies of the holdings of certain investment funds sponsored by an affiliate (the “Price Funds”) that invest in other Price Funds. Shares of the Price Funds that are held by other Price Funds will generally be voted in the same proportion as shares for which voting instructions from other shareholders are timely received. If voting instructions from other shareholders are not received, or if a Price Fund is only held by other Price Funds or other accounts for which TRPIM or an affiliate has proxy voting authority, the fund will vote in accordance with its Board’s instruction.

For shares of the Price Funds that are series of T. Rowe Price Equity Series, Inc., T. Rowe Price Fixed Income Series, Inc., and T. Rowe Price International Series, Inc. (collectively, the “Variable Insurance Portfolios”) held by insurance company separate accounts for which the insurance company has not received timely voting instructions, as well as shares the insurance company owns, those shares shall be voted in the same proportion as shares for which voting instructions from contract holders are timely received.

TRPIM Voting Guidelines

Specific proxy voting guidelines have been adopted by the TRPIM ESG Investing Committee for all regularly occurring categories of management and shareholder proposals. Many guidelines indicate a “case by case” analysis, reflecting that the facts and circumstances of each issue may vary. A detailed set of proxy voting guidelines is available on the T. Rowe Price website, www.troweprice.com/esg.

Fixed Income Strategies

Proxy voting for our fixed income portfolios is administered by the Global Proxy Operations team using TRPIM’s guidelines as set by the TRPIM ESG Investing Committee. Fixed income strategies generally follow the proxy vote determinations on security holdings held by our equity accounts unless the matter is specific to a particular fixed income security such as consents, restructurings, or reorganization proposals.

Shareblocking

Shareblocking is the practice in certain countries of “freezing” shares for trading purposes in order to vote proxies relating to those shares. In markets where shareblocking applies, the custodian or sub-custodian automatically freezes shares prior to a shareholder meeting once a proxy has been voted. Our policy is generally to refrain from voting shares in shareblocking countries unless the matter has compelling economic consequences that outweigh the temporary loss of liquidity in the blocked shares.

Securities on Loan

The Price Funds and our institutional clients may participate in securities lending programs to generate income for their portfolios. Generally, the voting rights pass with the securities on loan; however, lending agreements give the lender the right to terminate the loan and pull back the loaned shares provided sufficient notice is given to the custodian bank in advance of the applicable deadline. TRPIM’s policy is generally not to vote securities on loan unless we determine there is a material voting event that could affect the value of the loaned securities. In this event, we have the discretion to pull back the loaned securities for Price Funds in order to cast a vote at an upcoming shareholder meeting. A monthly monitoring process is in place to review securities on loan for Price Funds and how they may affect proxy voting.

Limitations on Voting Proxies of Banks

TRPIM’s parent holding company, T. Rowe Price Group, Inc. has obtained relief from the U.S. Federal Reserve Board (the “FRB Relief”) which permits, subject to a number of conditions, TRPIM and its affiliated investment advisers (collectively, “T. Rowe Price”) to acquire in the aggregate on behalf of their clients, 10% or more of the total voting stock of a bank, bank holding company, savings and loan holding company or savings association (each a “Bank”), not to exceed a 15% aggregate beneficial ownership maximum in such Bank. One such condition affects the manner in which T. Rowe Price will vote its clients’ shares of a Bank in excess of 10% of the Bank’s total voting stock (Excess Shares). The FRB Relief requires that T. Rowe Price (and thus also TRPIM) use its best efforts to vote the Excess Shares in the same proportion as all other shares voted, a practice generally referred to as “mirror voting,” or in the event that such efforts to mirror vote are unsuccessful, Excess Shares will not be voted. With respect to a shareholder vote for a Bank of which T. Rowe Price has aggregate beneficial ownership of greater than 10% on behalf of its clients, T. Rowe Price will determine which of its clients’ shares are Excess Shares on a pro rata basis across all of its clients’ portfolios for which T. Rowe Price has the power to vote proxies.

REPORTING, RECORD RETENTION, AND OVERSIGHT

The TRPIM ESG Investing Committee and the Global Proxy Operations team, perform the following oversight and assurance functions, among others, over TRPIM’s proxy voting: (1) periodically samples proxy votes to ensure that they were cast in compliance with TRPIM’s proxy voting guidelines; (2) reviews, no less frequently than annually, the adequacy of the our proxy voting policy and guidelines to make sure that they have been implemented effectively, including whether they continue to be reasonably designed to ensure that proxies are voted in the best interests of our clients; (3) performs due diligence on whether a retained proxy advisory firm has the capacity and competency to adequately analyze proxy issues, including the adequacy and quality of the proxy advisory firm’s staffing and personnel and its policies; and (4) oversees any retained proxy advisory firms and their procedures regarding their capabilities to (i) produce proxy research that is based on current and accurate information and (ii) identify and address any conflicts of interest and any other considerations that we believe would be appropriate in considering the nature and quality of the services provided by the proxy advisory firm.

TRPIM will furnish Vote Summary Reports, upon request, to its institutional clients that have delegated proxy voting authority. The report specifies the portfolio companies, meeting dates, proxy proposals, and votes which have been cast for the client during the period and the position taken with respect to each issue. Reports normally cover quarterly or annual periods and are provided to such clients upon request.

TRPIM retains proxy solicitation materials, memoranda regarding votes cast in opposition to the position of a company’s management, and documentation on shares voted differently. In addition, any document which is material to a proxy voting decision such as the TRPIM proxy voting guidelines, Committee meeting materials, and other internal research relating to voting decisions are maintained in accordance with applicable requirements.

FEDERAL REGISTRATION OF SHARES

The funds’ shares (except for the TRP Reserve Funds) are registered for sale under the 1933 Act. Registration of the funds’ shares are not required under any state law, but the funds are required to make certain filings with and pay fees to the states in order to sell their shares in the states.

LEGAL COUNSEL

Willkie Farr & Gallagher LLP, whose address is 787 Seventh Avenue, New York, New York 10019, is legal counsel to the funds.

RATINGS OF COMMERCIAL PAPER

Moody’s P-1 superior capacity for repayment. P-2 strong capacity for repayment. P-3 acceptable capacity for repayment of short-term promissory obligations.

S&P A-1 highest category, degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation. A-2 satisfactory capacity to pay principal and interest. A-3 adequate capacity for timely payment, but are more vulnerable to adverse effects of changes in circumstances than higher-rated issues. B and C speculative capacity to pay principal and interest.

Fitch F-1+ exceptionally strong credit quality, strongest degree of assurance for timely payment. F-1 very strong credit quality. F-2 good credit quality, having a satisfactory degree of assurance for timely payment. F-3 fair credit quality, assurance for timely payment is adequate, but adverse changes could cause the securities to be rated below investment grade.

Moody’s The rating of Prime-1 is the highest commercial paper rating assigned by Moody’s. Among the factors considered by Moody’s in assigning ratings are the following: valuation of the management of the issuer; economic evaluation of the issuer’s industry or industries and an appraisal of speculative-type risks that may be inherent in certain areas; evaluation of the issuer’s products in relation to competition and customer acceptance; liquidity; amount and quality of long-term debt; trend of earnings over a period of 10 years; financial strength of the parent company and the relationships that exist with the issuer; and recognition by the management of obligations that may be present or may arise as a result of public interest questions and preparations to meet such obligations. These factors are all considered in determining whether the commercial paper is rated P-1, P-2, or P-3.

S&P Commercial paper rated A (highest quality) by S&P has the following characteristics: liquidity ratios are adequate to meet cash requirements; long-term senior debt is rated A or better, although in some cases BBB credits may be allowed. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow have an upward trend with allowance made for unusual circumstances. Typically, the issuer’s industry is well established and the issuer has a strong position within the industry. The reliability and quality of management are unquestioned. The relative strength or weakness of the above factors determines whether the issuer’s commercial paper is rated A-1, A-2, or A-3.

Fitch 1–Highest grade Commercial paper assigned this rating is regarded as having the strongest degree of assurance for timely payment. Fitch 2–Very good grade Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than the strongest issues.

RATINGS OF CORPORATE DEBT SECURITIES

Moody’s

Aaa–Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edged.”

Aa–Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they compose what are generally known as high-grade bonds.

A–Bonds rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations.

Baa–Bonds rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba–Bonds rated Ba are judged to have speculative elements: Their futures cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B–Bonds rated B generally lack the characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa–Bonds rated Caa are of poor standing. Such issues may be in default, or there may be present elements of danger with respect to repayment of principal or payment of interest.

Ca–Bonds rated Ca represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C–Bonds rated C represent the lowest rated and have extremely poor prospects of attaining investment standing.

NP–Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

S&P

AAA–This is the highest rating assigned by S&P’s to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

AA–Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong.

A–Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB–Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

BB, B, CCC, CC, C–Bonds rated BB, B, CCC, CC, and C are regarded on balance as predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D–In default.

Fitch

AAA–High-grade, broadly marketable, suitable for investment by trustees and fiduciary institutions, and liable to slight market fluctuation other than through changes in the money rate. The prime feature of an AAA bond is the showing of earnings several times or many times interest requirements for such stability of applicable interest that safety is beyond reasonable question whenever changes occur in conditions. Other features may enter, such as wide margin of protection through collateral, security, or direct lien on specific property. Sinking funds or voluntary reduction of debt by call or purchase are often factors, while guarantee or assumption by parties other than the original debtor may influence the rating.

AA–Of safety virtually beyond question and readily salable. Their merits are not greatly unlike those of AAA class, but a bond so rated may be junior, though of strong lien, or the margin of safety is less strikingly broad. The issue may be the obligation of a small company, strongly secured, but influenced as to rating by the lesser financial power of the enterprise and more local type of market.

A–Bonds rated A are considered to be investment grade and of high credit quality. The obligor’s ability to pay interest and repay principal is considered to be strong but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB–Bonds rated BBB are considered to be investment grade and of satisfactory credit quality. The obligor’s ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

BB, B, CCC, CC, and C–Bonds rated BB, B, CCC, CC, and C are regarded on balance as predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal in accordance with the terms of the obligation for bond issues not in default. BB indicates the lowest degree of speculation and C the highest degree of speculation. The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, and the current and prospective financial condition and operating performance of the issuer.

RATINGS OF MUNICIPAL NOTES AND VARIABLE RATE SECURITIES

Moody’s VMIG-1/MIG-1 the best quality. VMIG-2/MIG-2 high quality, with margins of protection ample, though not so large as in the preceding group. VMIG-3/MIG-3 favorable quality, with all security elements accounted for, but lacking the undeniable strength of the preceding grades. Market access for refinancing, in particular, is likely to be less well established. SG adequate quality, but there is specific risk.

S&P SP-1 very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation. SP-2 satisfactory capacity to pay interest and principal. SP-3 speculative capacity to pay principal and interest.

Fitch F-1+ exceptionally strong credit quality, strongest degree of assurance for timely payment. F-1 very strong credit quality. F-2 good credit quality, having a satisfactory degree of assurance for timely payment. F-3 fair credit quality, assurance for timely payment is adequate, but adverse changes could cause the securities to be rated below investment grade.